UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1.   Reports to Stockholders.

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Debt Fund
Class A Shares/TEDLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$106	1.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 11.58% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low-beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	11.58%	4.25%	5.23%

Class A at maximum sales charge (Offering Price)	7.14%	3.40%	4.81%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.13%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$2,967,695

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R623_AR_1025 4950527

3

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Debt Fund
Class I Shares/TEDHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$71	0.67%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 12.10% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	12.10%	4.54%	5.69%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R318_AR_1025 4950527

3

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Debt Fund
Premier Class Shares/TEDPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$83	0.78%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 11.90% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	11.90%	4.41%	5.41%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R599_AR_1025 4950527

3

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Debt Fund
Class R6 Shares/TEDNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$65	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 12.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	12.09%	4.61%	5.58%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R581_AR_1025 4950527

3

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Debt Fund
Retirement Class Shares/TEDTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$91	0.86%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 11.83% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	11.83%	4.38%	5.34%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	4.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R615_AR_1025 4950527

3

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Debt Fund
Class W Shares/TEDVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 12.77% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund performed in line with the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 12.76%.

•
Top contributors to relative performance

•
Underweight allocations to low‑beta countries such as China, Saudi Arabia, United Arab Emirates, Qatar (which exited the benchmark due to its increased GDP per capita), Malaysia, Indonesia and the Philippines.

•
Exposure to local currency debt, most notably in Mexico, Peru, Uzbekistan, South Africa and Colombia.

•
Sovereign security selections within Oman (long duration) and Argentina (province).

•
Corporate security selections within India, Turkey and Morocco and an allocation to Israel corporates.

•
Top detractors from relative performance

•
Overweight to emerging-markets corporate debt at a portfolio allocation level.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Security selection within corporate bonds, particularly Mexico, Brazil and Ghana.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	12.77%	5.26%	5.82%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	12.76%	2.71%	3.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$786,342,049

Total number of portfolio holdings	414

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 2,967,695

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N701_AR_1025 4950527

3

Annual Shareholder Report October 31, 2025

Nuveen International Bond Fund
Class A Shares/TIBEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$94	0.92%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.04% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class A Shares at NAV (excluding maximum sales charge)	5.04%	0.71%	1.87%

Class A at maximum sales charge (Offering Price)	0.86%	(0.12)%	1.42%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P486_AR_1025 4950534

3

Annual Shareholder Report October 31, 2025

Nuveen International Bond Fund
Class I Shares/TIBNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$62	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.34% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex-USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out-of-benchmark high-yield issuers.

•
Out-of-benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out-of-benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class I Shares at NAV	5.34%	1.01%	2.17%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P528_AR_1025 4950534

3

Annual Shareholder Report October 31, 2025

Nuveen International Bond Fund
Premier Class Shares/TIBLX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$74	0.72%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.25% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Premier Class Shares at NAV	5.25%	0.91%	2.07%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P510_AR_1025 4950534

3

Annual Shareholder Report October 31, 2025

Nuveen International Bond Fund
Class R6 Shares/TIBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$58	0.56%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.44% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class R6 Shares at NAV	5.44%	1.07%	2.23%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P536_AR_1025 4950534

3

Annual Shareholder Report October 31, 2025

Nuveen International Bond Fund
Retirement Class Shares/TIBVX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$82	0.80%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 5.06% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Retirement Class Shares at NAV	5.06%	0.80%	1.97%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.36%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P494_AR_1025 4950534

3

Annual Shareholder Report October 31, 2025

Nuveen International Bond Fund
Class W Shares/TIBUX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned 6.04% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 4.49%.

•
Top contributors to relative performance

•
Yield curve positioning, including duration exposure to U.S. dollar-denominated securities and a shorter-duration stance in Japan.

•
Overweights to government-related credit and agency debt, particularly within emerging markets (EM) in Africa and Latin America.

•
An overweight in corporate bonds and exposure to out‑of‑benchmark high-yield issuers.

•
Out‑of‑benchmark exposure to commercial mortgage-backed securities, and security selection within global treasuries, most notably in developed markets periphery countries such as Spain, Italy, Greece and Cyprus and among out‑of‑benchmark EM issuers such as Uruguay and Uzbekistan.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging. On an unhedged basis, exposure to the South African rand and Indian rupee, and an underweight to Chinese local currency debt.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	6.04%	1.68%	3.24%

Bloomberg Global Aggregate Bond Index	5.69%	(1.63)%	0.75%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	4.49%	0.99%	2.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,192,201,337

Total number of portfolio holdings	725

Portfolio turnover (%)	30%

Total management fees paid for the year	$2,371,537

What did the Fund invest in? (as of October 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund will continue to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it will prepare an annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N800_AR_1025 4950534

3

Annual Shareholder Report October 31, 2025

Nuveen Core Equity Fund
Class A Shares/TIIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$74	0.68%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 16.63% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	16.63%	16.98%	13.67%

Class A at maximum sales charge (Offering Price)	9.94%	15.61%	13.00%

S&P 500® Index	21.45%	17.64%	14.64%
Class A Shares at Offering Price reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$ 26,780,831

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315761_AR_1025 4950545

3

Annual Shareholder Report October 31, 2025

Nuveen Core Equity Fund
Class I Shares/TGIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$49	0.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 16.95% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	16.95%	17.20%	13.84%

S&P 500® Index	21.45%	17.64%	14.68%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$26,780,831

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R185_AR_1025 4950545

3

Annual Shareholder Report October 31, 2025

Nuveen Core Equity Fund
Premier Class Shares/TRPGX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$60	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 16.78% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	16.78%	17.12%	13.82%

S&P 500® Index	21.45%	17.64%	14.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$26,780,831

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M103_AR_1025 4950545

3

Annual Shareholder Report October 31, 2025

Nuveen Core Equity Fund
Class R6 Shares/TIGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$43	0.40%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 17.02% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	17.02%	17.31%	13.99%
S&P 500® Index	21.45%	17.64%	14.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$26,780,831

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W409_AR_1025 4950545

3

Annual Shareholder Report October 31, 2025

Nuveen Core Equity Fund
Retirement Class Shares/TRGIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$70	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 16.74% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	16.74%	17.01%	13.71%

S&P 500® Index	21.45%	17.64%	14.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$26,780,831

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W763_AR_1025 4950545

3

Annual Shareholder Report October 31, 2025

Nuveen Core Equity Fund
Class W Shares/TGIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Core Equity Fund returned 17.43% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 21.45%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
An overweight to Lam Research Corporation.

•
An overweight to Royal Caribbean Group.

•
Top detractors from relative performance

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

•
Security selection in the information technology sector, including overweights to Intuit Inc., Gen Digital Inc. and Arista Networks, Inc.

•
Security selection in the financials sector, including overweights to Progressive Corporation and Ameriprise Financial, Inc.

•
An overweight in the health care sector, led by an overweight to Merck & Co., Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	17.43%	17.77%	14.09%

S&P 500® Index	21.45%	17.64%	14.63%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$7,271,420,869

Total number of portfolio holdings	66

Portfolio turnover (%)	117%

Total management fees paid for the year	$ 26,780,831

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P197_AR_1025 4950545

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Fund
Class A Shares/TIRTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$79	0.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 26.70% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	26.70%	15.10%	15.76%

Class A at maximum sales charge (Offering Price)	19.41%	13.75%	15.07%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$24,711,436

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W342_AR_1025 4950556

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Fund
Class I Shares/TILHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.41%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 27.05% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	27.05%	15.34%	15.92%

Russell 1000® Index	21.14%	17.05%	14.44%

Russell 1000® Growth Index	30.52%	19.24%	18.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 24,711,436

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R177_AR_1025 4950556

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Fund
Premier Class Shares/TILPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$62	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 26.89% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	26.89%	15.24%	15.91%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$24,711,436

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M574_AR_1025 4950556

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Fund
Class R6 Shares/TILGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$45	0.40%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 27.12% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	27.12%	15.42%	16.10%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 24,711,436

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W334_AR_1025 4950556

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Fund
Retirement Class Shares/TILRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$74	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 26.76% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	26.76%	15.13%	15.80%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$24,711,436

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W326_AR_1025 4950556

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Fund
Class W Shares/TILWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Fund returned 27.58% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 30.52%.

•
Top contributors to relative performance

•
An overweight to Broadcom Inc.

•
ecurity selection in the industrials sector, led by an overweight to Vertiv Holdings Co.

•
An underweight and security selection in the consumer staples sector, including an underweight to Costco Wholesale Corporation and a lack of exposure to PepsiCo, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by an underweight to Palantir Technologies Inc. and an out‑of‑benchmark position in Roper Technologies, Inc.

•
Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to UnitedHealth Group Incorporated.

•
Security selection in the consumer discretionary sector, led by an underweight to Tesla, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	27.58%	15.88%	15.96%

Russell 1000® Index	21.14%	17.05%	14.33%

Russell 1000® Growth Index	30.52%	19.24%	18.45%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,841,216,229

Total number of portfolio holdings	65

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 24,711,436

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P189_AR_1025 4950556

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Fund
Class A Shares/TCLCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$75	0.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.48% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	11.48%	15.53%	9.74%
Class A at maximum sales charge (Offering Price)	5.06%	14.17%	9.09%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548
Total number of portfolio holdings	83
Portfolio turnover (%)	17%
Total management fees paid for the year	$25,564,306

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W466_AR_1025 4950575

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Fund
Class I Shares/TRLHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.42%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.80% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	11.80%	15.80%	10.03%

Russell 1000® Index	21.14%	17.05%	14.44%

Russell 1000® Value Index	11.15%	14.28%	10.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548

Total number of portfolio holdings	83

Portfolio turnover (%)	17%

Total management fees paid for the year	$ 25,564,306

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R169_AR_1025 4950575

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Fund
Premier Class Shares/TRCPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$58	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.70% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out-of-benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc

•
An overweight to NVR, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	11.70%	15.69%	9.91%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548

Total number of portfolio holdings	83

Portfolio turnover (%)	17%

Total management fees paid for the year	$ 25,564,306

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M566_AR_1025 4950575

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Fund
Class R6 Shares/TRLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$42	0.40%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.84% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	11.84%	15.87%	10.07%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548
Total number of portfolio holdings	83
Portfolio turnover (%)	17%
Total management fees paid for the year	$25,564,306

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W730_AR_1025 4950575

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Fund
Retirement Class Shares/TRLCX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$69	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 11.56% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out-of-benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10-Year
Retirement Class Shares at NAV	11.56%	15.59%	9.80%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548
Total number of portfolio holdings	83
Portfolio turnover (%)	17%
Total management fees paid for the year	$25,564,306

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W722_AR_1025 4950575

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Fund
Class W Shares/TRLWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Fund returned 12.28% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 11.15%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to TE Connectivity Plc, Lam Research Corporation and Broadcom Inc.

•
Security selection and an underweight in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to Target Corporation.

•
An underweight and security selection in the real estate sector, including a lack of exposure to Equinix, Inc., Alexandria Real Estate Equities, Inc., Public Storage and an overweight to Prologis, Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including overweights to Celanese Corporation and Smurfit WestRock Plc.

•
Security selection in the health care sector, led by overweights to UnitedHealth Group Incorporated, Cigna Group and Elevance Health, Inc.

•
An overweight to NVR, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	12.28%	16.34%	10.39%

Russell 1000® Index	21.14%	17.05%	14.33%

Russell 1000® Value Index	11.15%	14.28%	9.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,200,585,548

Total number of portfolio holdings	83

Portfolio turnover (%)	17%

Total management fees paid for the year	$ 25,564,306

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P171_AR_1025 4950575

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Class A Shares/TCMGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$88	0.82%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.25% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	14.25%	3.70%	8.02%
Class A at maximum sales charge (Offering Price)	7.67%	2.48%	7.38%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674
Total number of portfolio holdings	104
Portfolio turnover (%)	171%
Total management fees paid for the year	$4,138,802

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W870_AR_1025 4950589

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Class I Shares/TCMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.59% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	14.59%	3.90%	8.23%

Russell 3000® Index	20.81%	16.74%	14.12%

Russell Midcap® Growth Index	19.59%	11.17%	12.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674

Total number of portfolio holdings	104

Portfolio turnover (%)	171%

Total management fees paid for the year	$ 4,138,802

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R151_AR_1025 4950589

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Premier Class Shares/TRGPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$70	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.48% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	14.48%	3.84%	8.18%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674

Total number of portfolio holdings	104

Portfolio turnover (%)	171%

Total management fees paid for the year	$ 4,138,802

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M558_AR_1025 4950589

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Class R6 Shares/TRPWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$54	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.63% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	14.63%	4.00%	8.34%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674
Total number of portfolio holdings	104
Portfolio turnover (%)	171%
Total management fees paid for the year	$4,138,802

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W805_AR_1025 4950589

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Retirement Class Shares/TRGMX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at  https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$80	0.75%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Mid Cap Growth Fund returned 14.40% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 19.59%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Vertiv Holdings Co., BWX Technologies, Inc., Comfort Systems USA, Inc. and EMCOR Group, Inc.

•
An overweight to Ubiquiti Inc.

•
Security selection in the communication services sector, led by an overweight to Reddit, Inc.

•
Top detractors from relative performance

•
Security selection and an underweight in the information technology sector, led by underweights to Palantir Technologies Inc., AppLovin Corporation and Cloudflare, Inc.

•
Security selection and an underweight in the health care sector, including an overweight to West Pharmaceutical Services, Inc. and a lack of exposure to Insmed Incorporated.

•
An out‑of‑benchmark position in Cimpress Plc.

•
Security selection in the financials sector, including an underweight to Coinbase Global, Inc. and overweights to Brown & Brown, Inc. and Morningstar, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	14.40%	3.74%	8.07%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$782,105,674
Total number of portfolio holdings	104
Portfolio turnover (%)	171%
Total management fees paid for the year	$4,138,802

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Name change: Effective March 1, 2025, the Fund’s name changed from Nuveen Mid Cap Growth Fund to Nuveen Quant Mid Cap Growth Fund.

•
Portfolio manager updates: Effective March 1, 2025, Terry Kontos, Casey Weston and Bihag Patel were removed as portfolio managers of the Fund and Pei Chen, Max Kozlov, CFA and Yuchang (Charles) Huang, CFA were added as portfolio managers of the Fund.

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization growth companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W888_AR_1025 4950589

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Fund
Class A Shares/TCMVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$80	0.78%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.36% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	6.36%	13.86%	7.67%
Class A at maximum sales charge (Offering Price)	0.26%	12.51%	7.03%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171
Total number of portfolio holdings	69
Portfolio turnover (%)	28%
Total management fees paid for the year	$7,625,778

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W847_AR_1025 4950597

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Fund
Class I Shares/TRVHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.54% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	6.54%	14.07%	8.00%

Russell 3000® Index	20.81%	16.74%	14.12%

Russell Midcap® Value Index	7.86%	13.23%	9.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 7,625,778

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R144_AR_1025 4950597

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Fund
Premier Class Shares/TRVPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$63	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.54% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	6.54%	14.01%	7.83%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell Midcap® Value Index	7.86%	13.23%	9.20%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

Total management fees paid for the year	$ 7,625,778

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M541_AR_1025 4950597

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Fund
Class R6 Shares/TIMVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$48	0.46%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.71% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	6.71%	14.20%	8.00%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171
Total number of portfolio holdings	69
Portfolio turnover (%)	28%
Total management fees paid for the year	$7,625,778

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W862_AR_1025 4950597

3

Annual Shareholder Report October 31, 2025

Nuveen Mid Cap Value Fund
Retirement Class Shares/TRVRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$73	0.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Mid Cap Value Fund returned 6.43% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Russell Mid Cap Value Index, which returned 7.86%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Elanco Animal Health Incorporated.

•
An overweight to Ciena Corporation.

•
Security selection in the industrials sector, including overweights to nVent Electric Plc, WESCO International, Inc. and ITT Inc.

•
Top detractors from relative performance

•
Security selection in the financials sector, led by a lack of exposure to Robinhood Markets, Inc. and overweights to Fidelity National Information Services, Inc. and Jefferies Financial Group Inc.

•
Security selection in the information technology sector, including a lack of exposure to Western Digital Corporation and Corning Incorporated and overweights to Onto Innovation Inc. and Microchip Technology Incorporated.

•
An overweight to Westlake Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	6.43%	13.91%	7.73%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Value Index	7.86%	13.23%	9.20%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,574,458,171
Total number of portfolio holdings	69
Portfolio turnover (%)	28%
Total management fees paid for the year	$7,625,778

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Investment policy change: Effective March 1, 2025, the Fund changed its non‑fundamental investment policy adopted pursuant to Rule 35d‑1 under the Investment Company Act of 1940 to the following:
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid‑capitalization value companies.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W854_AR_1025 4950597

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small Cap Equity Fund
Class A Shares/TCSEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.74%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.34% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	15.34%	16.13%	10.34%

Class A at maximum sales charge (Offering Price)	8.69%	14.76%	9.69%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923

Total number of portfolio holdings	386

Portfolio turnover (%)	76%

Total management fees paid for the year	$13,466,074

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W813_AR_1025 4950610

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small Cap Equity Fund
Class I Shares/TSCHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.44%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.70% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	15.70%	16.42%	10.43%

Russell 3000® Index	20.81%	16.74%	14.12%

Russell 2000® Index	14.41%	11.50%	9.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923

Total number of portfolio holdings	386

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 13,466,074

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R136_AR_1025 4950610

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small Cap Equity Fund
Premier Class Shares/TSRPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$59	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.54% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	15.54%	16.31%	10.50%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923

Total number of portfolio holdings	386

Portfolio turnover (%)	76%

Total management fees paid for the year	$13,466,074

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M533_AR_1025 4950610

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small Cap Equity Fund
Class R6 Shares/TISEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$43	0.40%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.73% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	15.73%	16.48%	10.66%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923
Total number of portfolio holdings	386
Portfolio turnover (%)	76%
Total management fees paid for the year	$13,466,074

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W839_AR_1025 4950610

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small Cap Equity Fund
Retirement Class Shares/TRSEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$70	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 15.42% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Retirement Class Shares at NAV	15.42%	16.18%	10.38%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923
Total number of portfolio holdings	386
Portfolio turnover (%)	76%
Total management fees paid for the year	$13,466,074

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W821_AR_1025 4950610

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small Cap Equity Fund
Class W Shares/TSCWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small Cap Equity Fund returned 16.19% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 14.41%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, including overweights to Bloom Energy Corporation and Nextracker Inc.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Security selection in the health care sector, led by overweights to Hims & Hers Health, Inc. and Insmed Incorporated.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Rigetti Computing, Inc. and IonQ, Inc.

•
Lack of exposure to Kratos Defense & Security Solutions, Inc.

•
Security selection in utilities, led by a lack of exposure to Oklo Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	16.19%	16.96%	9.61%

Russell 3000® Index	20.81%	16.74%	13.87%

Russell 2000® Index	14.41%	11.50%	6.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,395,622,923

Total number of portfolio holdings	386

Portfolio turnover (%)	76%

Total management fees paid for the year	$ 13,466,074

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P148_AR_1025 4950610

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Class A Shares/TSMEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.77%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 17.89% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class A Shares at NAV (excluding maximum sales charge)	17.89%	17.41%	13.28%

Class A at maximum sales charge (Offering Price)	11.11%	16.04%	12.56%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$6,688,620

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P544_AR_1025 4950619

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Class I Shares/TSMNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.54%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 18.17% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class I Shares at NAV	18.17%	17.68%	13.61%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P577_AR_1025 4950619

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Premier Class Shares/TSMMX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$68	0.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 18.06% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Premier Class Shares at NAV	18.06%	17.61%	13.50%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P569_AR_1025 4950619

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Class R6 Shares/TSMWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$50	0.46%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 18.17% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Class R6 Shares at NAV	18.17%	17.80%	13.68%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P585_AR_1025 4950619

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Retirement Class Shares/TSMOX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$75	0.69%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 17.91% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (8/5/16)

Retirement Class Shares at NAV	17.91%	17.51%	13.40%

Russell 3000® Index	20.81%	16.74%	14.53%

Russell 2500™ Index	11.94%	11.84%	10.01%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P551_AR_1025 4950619

3

Annual Shareholder Report October 31, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Class W Shares/TSMUX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant Small/Mid Cap Equity Fund returned 18.78% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the Russell 2500 Index, which returned 11.94%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, including overweights to Credo Technology Group Holding Ltd, Rigetti Computing, Inc. and TTM Technologies, Inc and an out‑of‑benchmark position in AppLovin Corporation.

•
Security selection in the financials sector, led by overweights to Robinhood Markets, Inc. and SoFi Technologies, Inc.

•
Security selection in the industrials sector, led by overweights to Primoris Services Corporation and Comfort Systems USA, Inc.

•
An overweight to Hims & Hers Health, Inc.

•
Top detractors from relative performance

•
Lack of exposure to Insmed Incorporated.

•
Security selection in the communication services sector, led by a lack of exposure to AST Spacemobile, Inc.

•
Lack of exposure to Rocket Lab Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	18.78%	18.36%	12.57%

Russell 3000® Index	20.81%	16.74%	13.87%

Russell 2500™ Index	11.94%	11.84%	8.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,947,892,218

Total number of portfolio holdings	362

Portfolio turnover (%)	89%

Total management fees paid for the year	$ 6,688,620

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P130_AR_1025 4950619

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Responsible Equity Fund
Class A Shares/TICRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$50	0.46%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.58% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	17.58%	15.10%	13.14%

Class A at maximum sales charge (Offering Price)	10.81%	13.75%	12.47%

S&P 500® Index	21.45%	17.64%	14.64%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 9,962,122

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315738_AR_1025 4950629

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Responsible Equity Fund
Class I Shares/TICHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$24	0.22%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.90% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	17.90%	15.32%	13.46%

S&P 500® Index	21.45%	17.64%	14.68%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$9,962,122

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R128_AR_1025 4950629

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Responsible Equity Fund
Premier Class Shares/TRPSX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$35	0.32%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.76% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	17.76%	15.22%	13.27%

S&P 500® Index	21.45%	17.64%	14.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 9,962,122

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M517_AR_1025 4950629

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Responsible Equity Fund
Class R6 Shares/TISCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$19	0.17%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.93% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	17.93%	15.40%	13.45%
S&P 500® Index	21.45%	17.64%	14.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$9,962,122

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W300_AR_1025 4950629

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Responsible Equity Fund
Retirement Class Shares/TRSCX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$46	0.42%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Responsible Equity Fund returned 17.61% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the S&P 500 Index, which returned 21.45%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by a lack of exposure to Berkshire Hathaway Inc. and an overweight to Goldman Sachs Group, Inc.

•
An overweight to Advanced Micro Devices, Inc.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Top detractors from relative performance

•
Security selection in the information technology sector, led by a lack of exposure to Broadcom Inc. and Palantir Technologies Inc and an overweight to Adobe Inc.

•
Security selection and an underweight in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including overweights to Ingersoll Rand Inc. and Copart, Inc. and an underweight to GE Vernova Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Retirement Class Shares at NAV	17.61%	15.11%	13.17%
S&P 500® Index	21.45%	17.64%	14.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$6,604,965,934

Total number of portfolio holdings	128

Portfolio turnover (%)	25%

Total management fees paid for the year	$9,962,122

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•	Fund reorganization: Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund reorganized into the Nuveen Large Cap Responsible Equity Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W755_AR_1025 4950629

3

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Fund
Class A Shares/TEMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$144	1.27%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.45% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	26.45%	3.35%	6.09%

Class A at maximum sales charge (Offering Price)	19.21%	2.14%	5.46%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$14,074,345

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M293_AR_1025 4950641

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Fund
Class I Shares/TEMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$114	1.01%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.68% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	26.68%	3.63%	6.71%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	8.22%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$ 14,074,345

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R375_AR_1025 4950641

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Fund
Premier Class Shares/TEMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$118	1.04%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.74% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	26.74%	3.61%	6.36%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$14,074,345

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M277_AR_1025 4950641

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Fund
Class R6 Shares/TEMLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$101	0.89%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.81% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	26.81%	3.73%	6.49%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$14,074,345

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M269_AR_1025 4950641

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Fund
Retirement Class Shares/TEMSX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$129	1.14%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 26.51% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	26.51%	3.57%	6.31%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$14,074,345

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M285_AR_1025 4950641

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Fund
Class W Shares/TEMVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Fund returned 27.94% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund performed in line with the MSCI Emerging Markets Index (Net), which returned 27.91%.

•
Top contributors to relative performance

•
An overweight to Alibaba Group Holding Limited.

•
Security selection in the industrials sector, led by an overweight to Contemporary Amperex Technology Co., Limited Class A and an out‑of‑benchmark position in Grab Holdings Limited Class A.

•
An overweight to Taiwan Semiconductor Manufacturing Company Limited.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to Jio Financial Services Limited and PT Bank Rakyat Indonesia (Persero) Tbk Class B and an out‑of‑benchmark position in Edelweiss Financial Services Limited.

•
Security selection in the information technology sector, led by an out‑of‑benchmark position in Globant S.A.

•
An out‑of‑benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	27.94%	4.65%	6.64%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	6.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,753,428,958

Total number of portfolio holdings	73

Portfolio turnover (%)	112%

Total management fees paid for the year	$ 14,074,345

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N107_AR_1025 4950641

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Fund
Class A Shares/TIERX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$89	0.79%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 24.64% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	24.64%	11.44%	6.82%
Class A at maximum sales charge (Offering Price)	17.53%	10.12%	6.19%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$28,893,224

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315779_AR_1025 4950651

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Fund
Class I Shares/TIEHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$60	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 25.01% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	25.01%	11.68%	7.31%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 28,893,224

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R342_AR_1025 4950651

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Fund
Premier Class Shares/TREPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 24.91% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out-of-benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out-of-benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	24.91%	11.63%	7.02%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 28,893,224

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M582_AR_1025 4950651

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Fund
Class R6 Shares/TIIEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$51	0.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 25.16% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	25.16%	11.81%	7.18%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$28,893,224

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W102_AR_1025 4950651

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Fund
Retirement Class Shares/TRERX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$79	0.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 24.76% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Retirement Class Shares at NAV	24.76%	11.52%	6.90%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$28,893,224

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W748_AR_1025 4950651

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Fund
Class W Shares/TIEWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Fund returned 25.71% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 23.03%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by an overweight to Advantest Corporation and out‑of‑benchmark positions in Taiwan Semiconductor Manufacturing Company Limited and Samsung Electronics Co., Ltd.

•
Security selection in the financials sector, including overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and Mitsubishi UFJ Financial Group, Inc.

•
Security selection in the consumer discretionary sector, led by an overweight to Sony Group Corporation.

•
Top detractors from relative performance

•
Security selection and an overweight in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An overweight in the materials sector, including out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Lack of exposure to SoftBank Group Corp.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	25.71%	12.30%	8.19%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$5,437,369,041

Total number of portfolio holdings	72

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 28,893,224

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N305_AR_1025 4950651

4

Annual Shareholder Report October 31, 2025

Nuveen International Opportunities Fund
Class A Shares/TIOSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$110	1.01%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.56% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	18.56%	5.23%	7.24%

Class A at maximum sales charge (Offering Price)	11.71%	4.00%	6.60%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.64%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$13,883,388

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R664_AR_1025 4950662

4

Annual Shareholder Report October 31, 2025

Nuveen International Opportunities Fund
Class I Shares/TIOHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$72	0.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.90% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	18.90%	5.52%	7.55%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.88%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$ 13,883,388

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R334_AR_1025 4950662

4

Annual Shareholder Report October 31, 2025

Nuveen International Opportunities Fund
Premier Class Shares/TIOPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$82	0.75%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.85% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	18.85%	5.47%	7.52%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.64%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$13,883,388

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R649_AR_1025 4950662

4

Annual Shareholder Report October 31, 2025

Nuveen International Opportunities Fund
Class R6 Shares/TIOIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$66	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.98% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	18.98%	5.61%	7.66%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.64%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$13,883,388

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R631_AR_1025 4950662

4

Annual Shareholder Report October 31, 2025

Nuveen International Opportunities Fund
Retirement Class Shares/TIOTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$93	0.85%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 18.69% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	18.69%	5.44%	7.46%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.64%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$13,883,388

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R656_AR_1025 4950662

4

Annual Shareholder Report October 31, 2025

Nuveen International Opportunities Fund
Class W Shares/TIOVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Opportunities Fund returned 19.70% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI ACWI ex USA Growth Index (Net), which returned 21.77%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by an overweight to Galderma Group AG.

•
Security selection in the communication services sector, led by an underweight to SoftBank Group Corp.

•
An overweight to Shopify Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, led by out‑of‑benchmark positions in Smurfit WestRock Plc and Linde Plc.

•
Security selection and an underweight in the industrials sector, led by an overweight to Ashtead Group Plc., an underweight to Rheinmetall AG and lack of exposure to Rolls-Royce Holdings Plc.

•
An overweight and security selection in the consumer discretionary sector, including an out‑of‑benchmark position in JD.com, Inc. and overweights to Ferrari N.V. and BYD Company Limited Class H.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	19.70%	6.25%	7.14%

MSCI All Country World ex USA Growth Index (Net)	21.77%	7.11%	7.42%

MSCI All Country World ex USA Index	24.93%	11.18%	7.67%
Effective August 7, 2025, the Fund selected the MSCI ACWI ex USA Growth Index to replace the MSCI ACWI ex USA Index as a Fund benchmark index because it more closely reflects how the Fund is managed. The MSCI ACWI ex USA Index will remain the Fund’s broad-based securities market index.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$2,804,297,697

Total number of portfolio holdings	84

Portfolio turnover (%)	58%

Total management fees paid for the year	$ 13,883,388

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, Jason Campbell and Dan Roberts were removed as portfolio managers of the Fund and Greg Mancini and John Tribolet were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N404_AR_1025 4950662

4

Annual Shareholder Report October 31, 2025

Nuveen Quant International Small Cap Equity Fund
Class A Shares/TLISX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$121	1.06%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 28.91% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Class A Shares at NAV (excluding maximum sales charge)	28.91%	11.51%	7.30%

Class A at maximum sales charge (Offering Price)	21.53%	10.21%	6.59%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P437_AR_1025 4950676

4

Annual Shareholder Report October 31, 2025

Nuveen Quant International Small Cap Equity Fund
Class I Shares/TAISX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$91	0.79%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 29.31% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Class I Shares at NAV	29.31%	11.92%	7.68%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P460_AR_1025 4950676

4

Annual Shareholder Report October 31, 2025

Nuveen Quant International Small Cap Equity Fund
Premier Class Shares/TPISX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$103	0.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 29.07% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Premier Class Shares at NAV	29.07%	11.75%	7.56%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P452_AR_1025 4950676

4

Annual Shareholder Report October 31, 2025

Nuveen Quant International Small Cap Equity Fund
Class R6 Shares/TIISX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$81	0.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 29.34% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Class R6 Shares at NAV	29.34%	11.96%	7.73%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P478_AR_1025 4950676

4

Annual Shareholder Report October 31, 2025

Nuveen Quant International Small Cap Equity Fund
Retirement Class Shares/TTISX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$110	0.96%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 29.07% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/9/16)

Retirement Class Shares at NAV	29.07%	11.68%	7.48%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	8.59%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	8.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$8,023,450

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P445_AR_1025 4950676

4

Annual Shareholder Report October 31, 2025

Nuveen Quant International Small Cap Equity Fund
Class W Shares/TAIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 30.24% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund significantly outperformed the MSCI ACWI ex USA Small Cap Index (Net), which returned 22.58%.

•
Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to HENSOLDT AG, Fincantieri S.p.A., Namura Shipbuilding Co., Ltd and IHI Corporation.

•
Security selection in the materials sector, including overweights to Westgold Resources Limited, IAMGOLD Corporation and Centerra Gold Inc.

•
An overweight and security selection in the information technology sector, led by overweights to Kingsoft Cloud Holdings Limited, Chenbro Micom Co., Ltd and Yangtze Optical Fibre & Cable Joint Stock Ltd Co.

•
Top detractors from relative performance

•
Security selection in the financials sector, including overweights to HMC Capital Limited and Monex Group, Inc.

•
Security selection and an overweight in the communication services sector, led by overweights to Gungho Online Entertainment, Inc. and Ubisoft Entertainment SA.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	30.24%	12.76%	7.59%

MSCI All Country World ex USA Index (Net)	24.93%	11.18%	7.69%

MSCI ACWI ex USA Small Cap Index (Net)	22.58%	10.61%	7.10%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,316,997,083

Total number of portfolio holdings	472

Portfolio turnover (%)	112%

Total management fees paid for the year	$ 8,023,450

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N503_AR_1025 4950676

4

Annual Shareholder Report October 31, 2025

Nuveen International Responsible Equity Fund
Class A Shares/TSORX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$70	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 20.77% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM‑Firmenich AG and Sika AG.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	20.77%	11.89%	7.47%

Class A at maximum sales charge (Offering Price)	13.85%	10.57%	6.83%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$5,168,347

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R516_AR_1025 4950687

4

Annual Shareholder Report October 31, 2025

Nuveen International Responsible Equity Fund
Class I Shares/TSOHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.28%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 21.18% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM-Firmenich AG and Sika AG.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	21.18%	12.14%	7.84%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$ 5,168,347

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R326_AR_1025 4950687

4

Annual Shareholder Report October 31, 2025

Nuveen International Responsible Equity Fund
Premier Class Shares/TSOPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$48	0.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 21.01% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM‑Firmenich AG and Sika AG.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	21.01%	12.05%	7.65%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$5,168,347

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R482_AR_1025 4950687

4

Annual Shareholder Report October 31, 2025

Nuveen International Responsible Equity Fund
Class R6 Shares/TSONX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.28%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 21.21% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM‑Firmenich AG and Sika AG.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	21.21%	12.24%	7.82%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$5,168,347

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R474_AR_1025 4950687

4

Annual Shareholder Report October 31, 2025

Nuveen International Responsible Equity Fund
Retirement Class Shares/TSOEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$59	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 20.95% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the MSCI EAFE Index (Net), which returned 23.03%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by overweights to Advantest Corporation and NEC Corporation as well as a lack of exposure to Keyence Corporation.

•
Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc.

•
An overweight to Softbank Group Corp.

•
Top detractors from relative performance

•
Security selection in the industrials sector, led by a lack of exposure to Rolls-Royce Holdings Plc., Rheinmetall AG and Siemens Energy AG.

•
Lack of exposure to Banco Santander, S.A.

•
Security selection in the materials sector, including overweights to DSM‑Firmenich AG and Sika AG.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	20.95%	11.97%	7.56%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$1,913,876,436

Total number of portfolio holdings	258

Portfolio turnover (%)	21%

Total management fees paid for the year	$5,168,347

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R490_AR_1025 4950687

4

Annual Shareholder Report October 31, 2025

Nuveen Equity Index Fund
Class A Shares/TINRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$35	0.32%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Class A Shares at net asset value (NAV) was 20.38% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	20.38%	16.39%	13.73%

Class A at maximum sales charge (Offering Price)	13.47%	15.02%	13.06%

Russell 3000® Index	20.81%	16.74%	14.08%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315746_AR_1025 4950704

3

Annual Shareholder Report October 31, 2025

Nuveen Equity Index Fund
Class I Shares/TEIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$8	0.07%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 20.67% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	20.67%	16.59%	13.97%

Russell 3000® Index	20.81%	16.74%	14.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R276_AR_1025 4950704

3

Annual Shareholder Report October 31, 2025

Nuveen Equity Index Fund
Premier Class Shares/TCEPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.19%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 20.53% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	20.53%	16.52%	13.87%

Russell 3000® Index	20.81%	16.74%	14.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M525_AR_1025 4950704

3

Annual Shareholder Report October 31, 2025

Nuveen Equity Index Fund
Class R6 Shares/TIEIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$4	0.04%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 20.70% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	20.70%	16.69%	14.04%

Russell 3000® Index	20.81%	16.74%	14.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W508_AR_1025 4950704

3

Annual Shareholder Report October 31, 2025

Nuveen Equity Index Fund
Retirement Class Shares/TIQRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.29%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 20.42% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	20.42%	16.41%	13.76%

Russell 3000® Index	20.81%	16.74%	14.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$ 20,355,515

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315753_AR_1025 4950704

3

Annual Shareholder Report October 31, 2025

Nuveen Equity Index Fund
Class W Shares/TEQWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 20.74% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 3000 Index, returned 20.81%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to certain expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	20.74%	16.74%	13.87%

Russell 3000® Index	20.81%	16.74%	13.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$56,117,103,667

Total number of portfolio holdings	2,627

Portfolio turnover (%)	7%

Total management fees paid for the year	$20,355,515

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P296_AR_1025 4950704

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Index Fund
Class I Shares/TRIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Index Fund’s total return for Class I Shares at net asset value (NAV) was 30.35% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Growth Index, returned 30.52%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	30.35%	19.05%	18.13%

Russell 1000® Index	21.14%	17.05%	14.44%

Russell 1000® Growth Index	30.52%	19.24%	18.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$18,594,416,727

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 6,491,710

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R292_AR_1025 4950710

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Index Fund
Class R6 Shares/TILIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 30.45% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Growth Index, returned 30.52%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	30.45%	19.17%	18.21%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$18,594,416,727

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 6,491,710

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • Proxy voting information
You can also request this information at (800) 257‑8787.

87244W680_AR_1025 4950710

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Growth Index Fund
Retirement Class Shares/TRIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.29%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Growth Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 30.14% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Growth Index, returned 30.52%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	30.14%	18.88%	17.92%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Growth Index	30.52%	19.24%	18.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$18,594,416,727

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 6,491,710

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W672_AR_1025 4950710

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Index Fund
Class I Shares/THCVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.13%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Index Fund’s total return for Class I Shares at net asset value (NAV) was 10.97% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Value Index, returned 11.15%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	10.97%	14.09%	9.84%

Russell 1000® Index	21.14%	17.05%	14.44%

Russell 1000® Value Index	11.15%	14.28%	10.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$11,627,632,828

Total number of portfolio holdings	875

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 4,391,204

What did the Fund invest in? (as of October 31, 2025)

.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R284_AR_1025 4950719

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Index Fund
Class R6 Shares/TILVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 11.09% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Value Index, returned 11.15%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	11.09%	14.23%	9.93%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$11,627,632,828

Total number of portfolio holdings	875

Portfolio turnover (%)	31%

Total management fees paid for the year	$ 4,391,204

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W664_AR_1025 4950719

3

Annual Shareholder Report October 31, 2025

Nuveen Large Cap Value Index Fund
Retirement Class Shares/TRCVX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Large Cap Value Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 10.82% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 1000 Value Index, returned 11.15%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	10.82%	13.94%	9.65%

Russell 1000® Index	21.14%	17.05%	14.39%

Russell 1000® Value Index	11.15%	14.28%	9.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$11,627,632,828

Total number of portfolio holdings	875

Portfolio turnover (%)	31%

Total management fees paid for the year	$4,391,204

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W656_AR_1025 4950719

3

Annual Shareholder Report October 31, 2025

Nuveen S&P 500 Index Fund
Class I Shares/TISAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.17%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen S&P 500 Index Fund’s total return for Class I Shares at net asset value (NAV) was 21.24% for the 12 months ended October 31, 2025. The Fund’s index, the S&P 500 Index, returned 21.45%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	21.24%	17.43%	14.48%

S&P 500® Index	21.45%	17.64%	14.68%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$12,637,510,534

Total number of portfolio holdings	516

Portfolio turnover (%)	8%

Total management fees paid for the year	$4,427,257

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M145_AR_1025 4950727

3

Annual Shareholder Report October 31, 2025

Nuveen S&P 500 Index Fund
Class R6 Shares/TISPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen S&P 500 Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 21.40% for the 12 months ended October 31, 2025. The Fund’s index, the S&P 500 Index, returned 21.45%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	21.40%	17.58%	14.58%

S&P 500® Index	21.45%	17.64%	14.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$12,637,510,534

Total number of portfolio holdings	516

Portfolio turnover (%)	8%

Total management fees paid for the year	$ 4,427,257

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W714_AR_1025 4950727

3

Annual Shareholder Report October 31, 2025

Nuveen S&P 500 Index Fund
Retirement Class Shares/TRSPX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen S&P 500 Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 21.09% for the 12 months ended October 31, 2025. The Fund’s index, the S&P 500 Index, returned 21.45%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	21.09%	17.28%	14.29%

S&P 500® Index	21.45%	17.64%	14.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$12,637,510,534

Total number of portfolio holdings	516

Portfolio turnover (%)	8%

Total management fees paid for the year	$ 4,427,257

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W698_AR_1025 4950727

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Blend Index Fund
Class I Shares/TRHBX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.06%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Blend Index Fund’s total return for Class I Shares at net asset value (NAV) was 14.37% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 2000 Index, returned 14.41%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	14.37%	11.41%	9.22%

Russell 3000® Index	20.81%	16.74%	14.12%

Russell 2000® Index	14.41%	11.50%	9.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,655,505,710

Total number of portfolio holdings	1,962

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 1,376,559

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M137_AR_1025 4950734

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Blend Index Fund
Class R6 Shares/TISBX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Blend Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 14.40% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 2000 Index, returned 14.41%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	14.40%	11.56%	9.49%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,655,505,710

Total number of portfolio holdings	1,962

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 1,376,559

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W573_AR_1025 4950734

3

Annual Shareholder Report October 31, 2025

Nuveen Small Cap Blend Index Fund
Retirement Class Shares/TRBIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Small Cap Blend Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 14.06% for the 12 months ended October 31, 2025. The Fund’s index, the Russell 2000 Index, returned 14.41%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10-Year

Retirement Class Shares at NAV	14.06%	11.26%	9.21%

Russell 3000® Index	20.81%	16.74%	14.08%

Russell 2000® Index	14.41%	11.50%	9.36%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$3,655,505,710

Total number of portfolio holdings	1,962

Portfolio turnover (%)	13%

Total management fees paid for the year	$ 1,376,559

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W565_AR_1025 4950734

3

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Index Fund
Class A Shares/TEQKX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$57	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Class A Shares at net asset value (NAV) was 28.24% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	28.24%	6.62%	7.07%

Class A at maximum sales charge (Offering Price)	20.84%	5.36%	6.44%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$7,666,739

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M251_AR_1025 4950745

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Index Fund
Class I Shares/TEQHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.24%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 28.57% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	28.57%	6.83%	7.75%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	8.22%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$7,666,739

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

•

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M129_AR_1025 4950745

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Index Fund
Premier Class Shares/TEQPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$34	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 28.42% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	28.42%	6.84%	7.29%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 7,666,739

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M236_AR_1025 4950745

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Index Fund
Class R6 Shares/TEQLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$17	0.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 28.63% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	28.63%	6.99%	7.45%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/ mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 7,666,739

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M228_AR_1025 4950745

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Index Fund
Retirement Class Shares/TEQSX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$46	0.40%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 28.35% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	28.35%	6.74%	7.18%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 7,666,739

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M244_AR_1025 4950745

4

Annual Shareholder Report October 31, 2025

Nuveen Emerging Markets Equity Index Fund
Class W Shares/TENWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 28.82% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 27.91%.

•
Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	28.82%	7.17%	6.61%

MSCI Emerging Markets Index (Net)	27.91%	7.46%	6.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$8,791,253,723

Total number of portfolio holdings	1,206

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 7,666,739

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P247_AR_1025 4950745

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Index Fund
Class I Shares/TCIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.18%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 23.20% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/4/15)

Class I Shares at NAV	23.20%	12.29%	7.74%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$ 12,018,954

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M111_AR_1025 4950754

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Index Fund
Premier Class Shares/TRIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.20%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 23.17% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	23.17%	12.26%	7.53%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$12,018,954

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M319_AR_1025 4950754

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Index Fund
Class R6 Shares/TCIEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 23.34% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	23.34%	12.43%	7.69%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$ 12,018,954

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W516_AR_1025 4950754

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Index Fund
Retirement Class Shares/TRIEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 23.09% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2015 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	23.09%	12.15%	7.42%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$12,018,954

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W490_AR_1025 4950754

4

Annual Shareholder Report October 31, 2025

Nuveen International Equity Index Fund
Class W Shares/TCIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 23.43% for the 12 months ended October 31, 2025. The Fund’s index, the MSCI EAFE Index (Net), returned 23.03%.

•
Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•
A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•
The Fund had a risk profile similar to that of its benchmark. Fair value pricing was the primary driver of the Fund’s performance relative to its benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	23.43%	12.48%	8.01%

MSCI EAFE® Index (Net)	23.03%	12.33%	7.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2025)

Fund net assets	$32,931,823,488

Total number of portfolio holdings	715

Portfolio turnover (%)	9%

Total management fees paid for the year	$12,018,954

What did the Fund invest in? (as of October 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P239_AR_1025 4950754

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

TIAA-CREF Funds

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]

October 31, 2025	$925,970	$0	$344,403	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

October 31, 2024	$951,960	$0	$148,241	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

October 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

October 31, 2024	$11,845	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

October 31, 2025	$344,403	$0	$11,376,794	$11,721,197

October 31, 2024	$148,241	$0	$303,870	$452,111

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm
1
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Emerging Markets Debt Fund and Nuveen International
Bond Fund
Opinions on the Financial Statements
We have audited (i) the accompanying statement of assets and liabilities, including the portfolio of investments, of Nuveen Emerging
Markets Debt Fund as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 and (ii) the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Nuveen International Bond Fund and its subsidiaries as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (two of the funds constituting
TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31,
2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October
31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, issuer, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Emerging Markets Debt
Portfolio of Investments October 31, 2025
2
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.5%
BANK LOAN OBLIGATIONS - 0.5%
PUERTO RICO - 0.5%
$ 1,840,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 7.147% 10/15/29 $ 1,802,630
2,000,000 (a) Coral-US Co-Borrower, LLC, Term Loan B7, (TSFR3M + 3.250%) 7.155 01/30/32 1,941,670
TOTAL PUERTO RICO 3,744,300
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,822,368) 3,744,300
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.5%
MEXICO - 0.5%
2,655,890 (b) Grupo Aeromexico SAB de C.V. 4,169,569
TOTAL MEXICO 4,169,569
TOTAL COMMON STOCKS
(Cost $4,992,338) 4,169,569
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 44.5%
ANGOLA - 0.1%
850,000 (c) Azule Energy Finance PLC 8.125 01/23/30 854,255
TOTAL ANGOLA 854,255
ARGENTINA - 1.1%
3,025,000 (c) Arcor SAIC 7.600 07/31/33 3,076,425
2,000,000 (c) Pampa Energia S.A. 7.875 12/16/34 2,025,600
500,000 (c) YPF S.A. 6.950 07/21/27 499,073
1,200,000 (c) YPF S.A. 8.750 09/11/31 1,232,727
2,000,000 (c) YPF S.A. 8 .250 01/17/34 2,013,312
TOTAL ARGENTINA 8,847,137
AUSTRALIA - 0.4%
725,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 703,585
2,425,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 2,321,604
TOTAL AUSTRALIA 3,025,189
BRAZIL - 3.8%
2,900,000 (c),(d) Banco Bradesco S.A. 6.500 01/22/30 3,052,250
3,625,000 (c) Caixa Economica Federal 5.625 05/13/30 3,680,825
2,200,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 2,420,647
600,000 (c),(d) Itau Unibanco Holding S.A. 6.000 02/27/30 627,693
1,000,000 (c) Klabin Austria GmbH 5.750 04/03/29 1,014,770
1,725,000 (c) LD Celulose International GmbH 7.950 01/26/32 1,815,219
2,100,000 (c) Minerva Luxembourg S.A. 8.875 09/13/33 2,297,680
207,066 (c) Oi S.A., (cash 10.000% or cash 7.500% and 6.000 PIK or PIK 13.500%) 10.000 06/30/27 93,180
1,950,000 (d) Petrobras Global Finance BV 6.250 01/10/36 1,923,410
1,500,000 Petrobras Global Finance BV 6.900 03/19/49 1,501,500
1,800,000 (c) Raizen Fuels Finance S.A. 5.700 01/17/35 1,437,624
2,300,000 (c) Rede D'or Finance Sarl 6.450 09/09/35 2,355,890
950,000 (c) Rio Oil Finance Trust 8.200 04/06/28 980,964
2,200,000 (c) Rumo Luxembourg Sarl 4.200 01/18/32 2,030,424
1,000,000 (c) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 1,002,225
1,435,000 Suzano Netherlands BV 5.500 01/15/36 1,431,212
1,880,000 Vale Overseas Ltd 6.400 06/28/54 1,958,571
TOTAL BRAZIL 29,624,084
CHILE - 4.5%
2,000,000 (c) AES Andes S.A. 6.250 03/14/32 2,085,864
1,075,000 (c) AES Andes S.A. 8.150 06/10/55 1,123,805
2,559,643 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 2,095,669
1,525,000 (c) Antofagasta plc 5.625 09/09/35 1,566,754
2,300,000 (c),(d),(e),(f) Banco de Credito e Inversiones S.A. 7.500 N/A 2,423,073
1,000,000 (c),(e),(f) Banco de Credito e Inversiones S.A. 8.750 N/A 1,075,000
2,100,000 (c),(e),(f) Banco del Estado de Chile 7.950 N/A 2,233,190

3
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
$ 1,900,000 (c) Celulosa Arauco y Constitucion S.A. 6.180% 05/05/32 $ 1,970,300
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 5.150 01/29/50 1,309,065
977,505 (c) Chile Electricity Lux Mpc II Sarl 5.580 10/20/35 1,005,657
2,450,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,216,712
2,200,000 (c) Colbun S.A. 5.375 09/11/35 2,218,700
1,000,000 (c) Corp Nacional del Cobre de Chile 6.330 01/13/35 1,066,900
850,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 925,629
2,150,000 (c) Corp Nacional del Cobre de Chile 4.375 02/05/49 1,724,214
450,000 (c) Corp Nacional del Cobre de Chile 6.780 01/13/55 492,075
1,500,000 (c) Embotelladora Andina S.A. 3.950 01/21/50 1,161,026
2,000,000 (c) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,278,151
2,200,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 2,025,528
500,000 (c) Empresa Nacional del Petroleo 6.150 05/10/33 529,271
2,000,000 (c) Inversiones CMPC S.A. 6.700 12/09/57 2,020,600
1,000,000 (c) Latam Airlines Group S.A. 7.875 04/15/30 1,034,150
1,700,000 (c) Latam Airlines Group S.A. 7.625 01/07/31 1,748,280
TOTAL CHILE 35,329,613
CHINA - 0.2%
1,500,000 (c),(d) Lenovo Group Ltd 3.421 11/02/30 1,432,361
TOTAL CHINA 1,432,361
COLOMBIA - 2.3%
1,643,000 (c),(d),(f) Banco Davivienda S.A. 8.125 07/02/35 1,694,692
1,500,000 (f) Bancolombia S.A. 8.625 12/24/34 1,602,598
2,075,000 Ecopetrol S.A. 4.625 11/02/31 1,860,934
1,000,000 Ecopetrol S.A. 8.875 01/13/33 1,082,387
1,000,000 Ecopetrol S.A. 5.875 11/02/51 735,460
2,000,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 1,890,359
1,000,000 (c) Empresas Publicas de Medellin ESP 4.375 02/15/31 926,312
1,050,000 (c) Gran Tierra Energy, Inc 9.500 10/15/29 850,072
2,575,000 (c) Grupo Aval Ltd 4 .375 02/04/30 2,429,356
2,250,000 (c) Grupo Energia Bogota S.A. ESP 5.750 10/22/35 2,233,463
2,200,000 (c) Grupo Nutresa S.A. 8.000 05/12/30 2,363,350
TOTAL COLOMBIA 17,668,983
COSTA RICA - 0.6%
1,592,084 (c) Autopistas del Sol S.A. 7.375 12/30/30 1,594,074
3,000,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 3,174,000
TOTAL COSTA RICA 4,768,074
DOMINICAN REPUBLIC - 0.5%
2,300,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 7.000 06/30/34 2,409,365
1,700,000 (c) AES Andres BV 5.700 05/04/28 1,657,398
TOTAL DOMINICAN REPUBLIC 4,066,763
EL SALVADOR - 0.3%
2,450,000 (c) Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650 01/24/33 2,594,550
TOTAL EL SALVADOR 2,594,550
GHANA - 0.4%
1,100,000 (c) Kosmos Energy Ltd 7.500 03/01/28 875,453
1,075,000 (c),(d) Kosmos Energy Ltd 8.750 10/01/31 722,454
1,522,000 (c) Tullow Oil plc 10.250 05/15/26 1,282,285
TOTAL GHANA 2,880,192
GUATEMALA - 1.0%
700,000 (c) CT Trust 5.125 02/03/32 661,213
3,300,000 (c) Energuate Trust 6.350 09/15/35 3,311,540
1,650,000 (c) Investment Energy Resources Ltd 6.250 04/26/29 1,642,054
1,750,000 (c) Millicom International Cellular S.A. 7.375 04/02/32 1,827,557
TOTAL GUATEMALA 7,442,364
HONG KONG - 0.2%
1,500,000 (c) Melco Resorts Finance Ltd 5.375 12/04/29 1,477,170
TOTAL HONG KONG 1,477,170
INDIA - 2.7%
2,100,000 (c) Adani Ports & Special Economic Zone Ltd 4.375 07/03/29 2,052,573
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,613,421

Emerging Markets Debt
4
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIA (continued)
$ 697,914 (c) Azure Power Energy Ltd 3.575% 08/19/26 $ 683,031
1,687,875 (c) Continuum Green Energy India Pvt 7.500 06/26/33 1,778,497
3,050,000 (c) IRB Infrastructure Developers Ltd 7.110 03/11/32 3,174,201
2,225,000 (c) Muthoot Finance Ltd 6.375 04/23/29 2,256,890
3,500,000 (c),(e) Network i2i Ltd 3.975 N/A 3,482,069
2,700,000 (c) ReNew Wind Energy AP2 4.500 07/14/28 2,609,333
1,500,000 (c) Sammaan Capital Ltd 8.950 08/28/28 1,578,363
2,100,000 (c) Shriram Finance Ltd 6.150 04/03/28 2,151,700
TOTAL INDIA 21,380,078
INDONESIA - 2.1%
2,400,000 (e) Bank Negara Indonesia Persero Tbk PT 4.300 N/A 2,340,870
1,085,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,107,450
1,800,000 (c) Indika Energy Tbk PT 8.750 05/07/29 1,803,363
1,500,000 (c) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,507,749
1,500,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,572,584
1,000,000 (c) Pertamina Hulu Energi PT 5.250 05/21/30 1,021,012
1,250,000 (c) Pertamina Persero PT 4.700 07/30/49 1,080,402
1,000,000 (c) Perusahaan Listrik Negara PT 5.250 10/24/42 943,598
2,000,000 (c) Perusahaan Listrik Negara PT 6.150 05/21/48 2,069,410
1,632,510 (c) Sorik Marapi Geothermal Power PT 7.750 08/05/31 1,672,344
995,000 (c) Star Energy Geothermal Darajat II 4.850 10/14/38 959,212
TOTAL INDONESIA 16,077,994
ISRAEL - 0.9%
2,000,000 (c),(f) Bank Hapoalim BM 3.255 01/21/32 1,955,272
2,841,000 (c) Energean Israel Finance Ltd 5.375 03/30/28 2,794,834
500,000 (c) Energean Israel Finance Ltd 5.875 03/30/31 482,475
485,000 (c) Energean Israel Finance Ltd 8.500 09/30/33 517,732
1,600,000 (c) Leviathan Bond Ltd 6.750 06/30/30 1,617,000
TOTAL ISRAEL 7,367,313
JAMAICA - 0.8%
3,500,000 (c) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 3,587,500
2,850,000 (c) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 2,823,751
TOTAL JAMAICA 6,411,251
KAZAKHSTAN - 0.5%
1,550,000 (c) KazMunayGas National Co JSC 6.375 10/24/48 1,564,422
2,225,000 (c) QazaqGaz NC JSC 4.375 09/26/27 2,207,647
TOTAL KAZAKHSTAN 3,772,069
KOREA, REPUBLIC OF - 0.7%
2,750,000 (c) GS Caltex Corp 4.250 10/28/30 2,719,723
2,500,000 (c) Momentive Performance Materials, Inc 4.125 10/22/28 2,487,622
TOTAL KOREA, REPUBLIC OF 5,207,345
MACAU - 0.3%
200,000 (c),(d) MGM China Holdings Ltd 7.125 06/26/31 211,416
2,000,000 Sands China Ltd 3.250 08/08/31 1,839,743
TOTAL MACAU 2,051,159
MALAYSIA - 0.6%
3,320,000 (c) Petronas Capital Ltd 5.340 04/03/35 3,466,841
1,300,000 (c) Petronas Capital Ltd 5 .848 04/03/55 1,388,534
TOTAL MALAYSIA 4,855,375
MAURITIUS - 0.1%
1,000,000 (c) WLB Asset VI Pte Ltd 7.250 12/21/27 1,044,470
TOTAL MAURITIUS 1,044,470
MEXICO - 6.4%
3,100,000 (c),(e),(f) Banco Mercantil del Norte S.A. 8.375 N/A 3,242,175
1,550,000 (c) Banco Nacional de Comercio Exterior SNC 5.875 05/07/30 1,608,451
1,500,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 1,463,819
3,000,000 (c),(f) BBVA Bancomer S.A. 5.125 01/18/33 2,968,140
1,100,000 (c),(f) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7.625 02/11/35 1,164,944
2,900,000 (c),(e) Cemex SAB de C.V. 7.200 N/A 3,012,955
2,300,000 (c) CFE FIBRA E 5.875 09/23/40 2,311,960
860,000 (c) Comision Federal de Electricidad 6.125 06/16/45 804,754

5
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 1,640,000 (c) Comision Federal de Electricidad 6.264% 02/15/52 $ 1,547,819
1,981,015 (c) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 2,095,161
375,000 (c) Gruma SAB de C.V. 5.390 12/09/34 384,372
975,000 (c) Gruma SAB de C.V. 5.761 12/09/54 978,455
2,100,000 (c),(d) Grupo Aeromexico SAB de C.V. 8.625 11/15/31 2,105,895
1,000,000 (c) Mexico City Airport Trust 5.500 10/31/46 882,702
2,500,000 (c) Mexico Remittances Funding Fiduciary Estate Management Sarl 12.500 10/15/31 2,600,000
2,200,000 (c) Nemak SAB de C.V. 3.625 06/28/31 1,926,069
960,000 (c) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 959,369
1,000,000 (c),(d) Orbia Advance Corp SAB de C.V. 7.500 05/13/35 995,000
2,100,000 Pemex Project Funding Master Trust 6.625 06/15/35 2,015,203
3,947,000 Petroleos Mexicanos 6.840 01/23/30 4,051,453
5,619,000 Petroleos Mexicanos 6.700 02/16/32 5,614,183
2,200,000 Petroleos Mexicanos 5.625 01/23/46 1,684,029
2,075,000 Petroleos Mexicanos 6.350 02/12/48 1,662,994
1,500,000 Petroleos Mexicanos 6.950 01/28/60 1,235,250
500,000 (c) Saavi Energia Sarl 8.875 02/10/35 537,500
2,375,000 (c) Trust Fibra Uno 4.869 01/15/30 2,320,707
TOTAL MEXICO 50,173,359
MOROCCO - 0.6%
1,200,000 (c) OCP S.A. 6.700 03/01/36 1,292,526
4,000,000 (c) OCP S.A. 5.125 06/23/51 3,374,180
TOTAL MOROCCO 4,666,706
NETHERLANDS - 0.2%
200,000 (c) Veon Midco BV 3.375 11/25/27 187,314
1,600,000 (c) Veon Midco BV 9.000 07/15/29 1,662,756
TOTAL NETHERLANDS 1,850,070
NIGERIA - 0.5%
1,000,000 (c) IHS Holding Ltd 6.250 11/29/28 998,781
3,100,000 (c) IHS Holding Ltd 7.875 05/29/30 3,162,213
TOTAL NIGERIA 4,160,994
PANAMA - 0.8%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5.125 08/11/61 1,606,200
3,000,000 (c) Banco Nacional de Panama 2.500 08/11/30 2,647,796
1,200,000 (c) Empresa de Transmision Electrica S.A. 5.125 05/02/49 913,692
200,000 (c) Sable International Finance Ltd 7.125 10/15/32 200,078
1,322,978 (c) UEP Penonome II S.A. 6.500 10/01/38 1,191,342
TOTAL PANAMA 6,559,108
PERU - 2.1%
1,250,000 (c) Banco BBVA Peru S.A. 6.200 06/07/34 1,295,729
2,000,000 (c),(d) Banco de Credito del Peru S.A. 5.650 01/15/37 2,009,580
1,700,000 (c) Banco Internacional del Peru SAA Interbank 6.397 04/30/35 1,755,335
1,400,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 7.750 11/05/38 1,547,854
1,125,000 (c) Kallpa Generacion S.A. 5.500 09/11/35 1,132,762
745,612 (c) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 724,021
1,600,000 (c) Niagara Energy SAC 5.746 10/03/34 1,646,618
1,500,200 (c) Peru LNG Srl 5.375 03/22/30 1,448,236
2,750,000 (c) Petroleos del Peru S.A. 5.625 06/19/47 1,980,000
2,690,000 (c) Volcan Cia Minera SAA 8.500 10/28/32 2,727,795
TOTAL PERU 16,267,930
SAUDI ARABIA - 1.4%
3,900,000 (c) Arabian Centres Sukuk II Ltd 5.625 10/07/26 3,802,734
2,500,000 (c) EIG Pearl Holdings Sarl 4.387 11/30/46 2,094,280
2,500,000 (c) S.A. Global Sukuk Ltd 4.125 09/17/30 2,460,643
1,250,000 (c) Saudi Arabian Oil Co 4.375 04/16/49 1,066,965
1,800,000 (c) Saudi Arabian Oil Co 3.250 11/24/50 1,242,072
500,000 Saudi Awwal Bank 5.947 09/04/35 505,540
TOTAL SAUDI ARABIA 11,172,234
SOUTH AFRICA - 2.5%
800,000 (e),(f) Absa Group Ltd 6.375 N/A 799,963
2,575,000 (c) Bidvest Group UK plc 6.200 09/17/32 2,608,153

Emerging Markets Debt
6
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH AFRICA (continued)
$ 2,875,000 (c) Eskom Holdings SOC Ltd 6.350% 08/10/28 $ 2,959,887
5,600,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 5,992,350
3,400,000 (c) Transnet SOC Ltd 8.250 02/06/28 3,593,668
3,200,000 (c) Windfall Mining Group, Inc 5.854 05/13/32 3,344,831
TOTAL SOUTH AFRICA 19,298,852
SUPRANATIONAL - 0.2%
KZT 1,010,000,000 International Bank for Reconstruction & Development 13.750 06/11/26 1,852,184
TOTAL SUPRANATIONAL 1,852,184
THAILAND - 0.2%
2,100,000 (c),(f) Bangkok Bank PCL 3.466 09/23/36 1,915,244
TOTAL THAILAND 1,915,244
TOGO - 0.2%
1,600,000 (c) Ecobank Transnational, Inc 10.125 10/15/29 1,738,696
TOTAL TOGO 1,738,696
TRINIDAD AND TOBAGO - 0.3%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6.050 01/15/36 785,876
1,350,000 (c) Trinidad Generation UnLtd 7.750 06/16/33 1,414,800
TOTAL TRINIDAD AND TOBAGO 2,200,676
TURKEY - 3.6%
1,950,000 (c) Akbank TAS 7.498 01/20/30 2,044,356
3,700,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 3,427,538
2,700,000 (c) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,785,846
3,300,000 (c) Limak Cimento Sanayi ve Ticaret AS. 9.750 07/25/29 3,382,615
1,400,000 (c) Sisecam UK plc 8.625 05/02/32 1,441,972
3,350,000 (c) Turk Telekomunikasyon AS. 6 .950 10/07/32 3,387,141
1,990,000 (c) Turkcell Iletisim Hizmetleri AS. 7.650 01/24/32 2,084,954
2,500,000 (c),(d) Turkiye Garanti Bankasi AS. 8.125 01/08/36 2,570,672
1,200,000 (c) Turkiye Garanti Bankasi AS. 7.625 04/15/36 1,204,240
2,375,000 (c) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 2,456,561
1,300,000 (c) Yapi ve Kredi Bankasi AS. 7.250 03/03/30 1,337,045
2,000,000 (c) Yapi ve Kredi Bankasi AS. 9.250 01/17/34 2,126,087
TOTAL TURKEY 28,249,027
UKRAINE - 0.2%
2,335,120 (c) NAK Naftogaz Ukraine via Kondor Finance plc 7.625 11/08/28 1,810,193
TOTAL UKRAINE 1,810,193
UNITED ARAB EMIRATES - 0.8%
2,000,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4.600 11/02/47 1,881,707
1,747,975 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,588,025
1,000,000 (c) MDGH GMTN RSC Ltd 4.375 11/22/33 994,078
2,290,250 (c) Sweihan PV Power Co PJSC 3.625 01/31/49 1,961,805
TOTAL UNITED ARAB EMIRATES 6,425,615
UNITED KINGDOM - 0.2%
1,500,000 (c),(e),(f) Standard Chartered plc 7.625 N/A 1,592,659
TOTAL UNITED KINGDOM 1,592,659
ZAMBIA - 0.2%
1,265,000 (c) First Quantum Minerals Ltd 8.000 03/01/33 1,344,420
TOTAL ZAMBIA 1,344,420
TOTAL CORPORATE BONDS
(Cost $351,751,894) 349,455,756
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 48.4%
ANGOLA - 0.6%
2,250,000 (c) Angolan Government International Bond 8.250 05/09/28 2,217,578
1,250,000 (c) Angolan Government International Bond 8.000 11/26/29 1,195,005
1,950,000 (c) Angolan Government International Bond 9.375 05/08/48 1,673,246
TOTAL ANGOLA 5,085,829
ARGENTINA - 2.0%
2,420,000 Argentina Republic Government International Bond (Step Bond) 0.750 07/09/30 1,978,350
4,050,000 Argentine Republic Government International Bond 5.000 01/09/38 2,970,675
12,009,989 Argentine Republic Government International Bond (Step Bond) 4.125 07/09/35 8,412,997

7
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARGENTINA (continued)
$ 2,709,263 (c) Provincia de Buenos Aires (Step Bond) 6.625% 09/01/37 $ 1,984,535
TOTAL ARGENTINA 15,346,557
AZERBAIJAN - 0.5%
3,900,000 (c) Republic of Azerbaijan International Bond 3.500 09/01/32 3,643,995
TOTAL AZERBAIJAN 3,643,995
BARBADOS - 0.5%
4,125,000 (c) Barbados Government International Bond 8.000 06/26/35 4,290,000
TOTAL BARBADOS 4,290,000
BENIN - 0.5%
1,700,000 (c) Benin Government International Bond 7.960 02/13/38 1,768,597
725,000 (c) Benin Government International Bond 8.375 01/23/41 772,842
EUR 1,125,000 (c) Benin Government International Bond 6.875 01/19/52 1,195,336
TOTAL BENIN 3,736,775
BRAZIL - 2.0%
BRL 14,282,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 2,555,912
BRL 26,175,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 4,277,569
1,500,000 Brazilian Government International Bond 5.500 11/06/30 1,530,975
4,010,000 Brazilian Government International Bond 6.000 10/20/33 4,100,225
1,100,000 Brazilian Government International Bond 5.000 01/27/45 899,250
300,000 Brazilian Government International Bond 4.750 01/14/50 225,750
1,475,000 Brazilian Government International Bond 7.125 05/13/54 1,494,175
930,000 Brazilian Government International Bond 7.250 01/12/56 940,555
TOTAL BRAZIL 16,024,411
CAMEROON - 0.1%
EUR 1,000,000 (c) Republic of Cameroon International Bond 5.950 07/07/32 932,988
TOTAL CAMEROON 932,988
CHILE - 0.7%
CLP 1,270,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 5.000 10/01/28 1,350,054
CLP 700,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 5.800 10/01/29 758,027
CLP 1,380,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 6.000 04/01/33 1,508,234
EUR 1,830,000 Chile Government International Bond 3.800 07/01/35 2,125,161
TOTAL CHILE 5,741,476
COLOMBIA - 2.1%
EUR 2,385,000 Colombia Government International Bond 5.000 09/19/32 2,688,701
2,675,000 Colombia Government International Bond 7.500 02/02/34 2,835,366
1,525,000 Colombia Government International Bond 8.000 11/14/35 1,662,250
1,500,000 Colombia Government International Bond 7.750 11/07/36 1,597,890
3,550,000 Colombia Government International Bond 5.625 02/26/44 2,950,050
COP 5,820,000,000 Colombian TES 7.750 09/18/30 1,318,116
COP 9,450,000,000 Colombian TES 7.000 06/30/32 1,944,268
COP 6,600,000,000 Colombian TES 6.250 07/09/36 1,158,607
TOTAL COLOMBIA 16,155,248
COSTA RICA - 0.7%
1,050,000 (c) Costa Rica Government International Bond 6.550 04/03/34 1,134,430
4,075,000 (c) Costa Rica Government International Bond 7.000 04/04/44 4,407,113
TOTAL COSTA RICA 5,541,543
COTE D'IVOIRE - 0.6%
1,500,000 (c) Ivory Coast Government International Bond 8.075 04/01/36 1,579,408
2,190,030 (c) Ivory Coast Government International Bond (Step Bond) 5.750 12/31/32 2,190,788
1,200,000 (c) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 1,274,522
TOTAL COTE D'IVOIRE 5,044,718
CZECH REPUBLIC - 0.7%
CZK 66,600,000 Czech Republic Government Bond 0.950 05/15/30 2,768,873
CZK 62,900,000 Czech Republic Government Bond 1.750 06/23/32 2,559,147
TOTAL CZECH REPUBLIC 5,328,020
DOMINICAN REPUBLIC - 1.7%
DOP 57,200,000 (c) Dominican Republic Government International Bond 10.375 01/11/30 920,635
700,000 (c) Dominican Republic Government International Bond 7.050 02/03/31 752,920
5,025,000 (c) Dominican Republic Government International Bond 4.875 09/23/32 4,809,176
1,585,000 (c) Dominican Republic Government International Bond 7.450 04/30/44 1,758,003
3,825,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 3,450,532

Emerging Markets Debt
8
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DOMINICAN REPUBLIC (continued)
$ 1,725,000 (c) Dominican Republic International Bond 5.875% 10/28/35 $ 1,721,464
TOTAL DOMINICAN REPUBLIC 13,412,730
ECUADOR - 0.8%
2,384,600 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 2,172,371
4,637,020 (c) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 3,547,320
820,000 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 557,600
TOTAL ECUADOR 6,277,291
EGYPT - 1.8%
850,000 (c) Egypt Government International Bond 5.800 09/30/27 851,743
1,725,000 (c) Egypt Government International Bond 7.600 03/01/29 1,802,469
2,625,000 (c) Egypt Government International Bond 8.625 02/04/30 2,812,520
3,200,000 (c) Egypt Government International Bond 7.053 01/15/32 3,184,470
5,400,000 (c) Egypt Government International Bond 8.500 01/31/47 4,982,723
1,000,000 (c) Egypt Government International Bond 8.150 11/20/59 870,317
TOTAL EGYPT 14,504,242
EL SALVADOR - 0.6%
3,100,000 (c) El Salvador Government International Bond 7.625 02/01/41 3,061,250
1,900,000 (c) El Salvador Government International Bond 7.125 01/20/50 1,707,042
1,500,000 (c) Republic of El Salvador 0.250 04/17/30 37,500
TOTAL EL SALVADOR 4,805,792
GHANA - 0.8%
2,038,338 (c) Ghana Government International Bond 5.000 07/03/29 1,982,266
5,456,164 (c) Ghana Government International Bond 5.000 07/03/35 4,695,575
TOTAL GHANA 6,677,841
GUATEMALA - 1.2%
3,950,000 (c) Guatemala Government Bond 6.250 08/15/36 4,161,996
1,000,000 (c) Guatemala Government Bond 6.875 08/15/55 1,076,660
525,000 (c) Guatemala Government International Bond 4.900 06/01/30 522,900
2,775,000 (c) Guatemala Government International Bond 3.700 10/07/33 2,497,500
1,250,000 (c) Guatemala Government International Bond 4.650 10/07/41 1,093,750
TOTAL GUATEMALA 9,352,806
HONDURAS - 0.3%
950,000 (c) Honduras Government International Bond 5.625 06/24/30 926,250
1,075,000 (c) Honduras Government International Bond 8.625 11/27/34 1,151,862
TOTAL HONDURAS 2,078,112
HUNGARY - 1.6%
HUF 600,000,000 Hungary Government Bond 4.500 03/23/28 1,710,001
1,900,000 (c) Hungary Government International Bond 6.125 05/22/28 1,980,490
4,900,000 (c) Hungary Government International Bond 2.125 09/22/31 4,222,322
HUF 452,750,000 Hungary Government International Bond 4.750 11/24/32 1,210,044
2,900,000 (c) Hungary Government International Bond 6.000 09/26/35 3,047,469
750,000 (c) Hungary Government International Bond 3.125 09/21/51 487,987
TOTAL HUNGARY 12,658,313
INDIA - 0.6%
INR 164,500,000 India Government Bond 7.180 07/24/37 1,898,347
INR 246,000,000 India Government International Bond 7.180 08/14/33 2,861,356
TOTAL INDIA 4,759,703
INDONESIA - 0.7%
IDR 44,560,000,000 Indonesia Treasury Bond 7.000 09/15/30 2,841,335
IDR 39,834,000,000 Indonesia Treasury Bond 6.625 02/15/34 2,477,537
TOTAL INDONESIA 5,318,872
IRAQ - 0.2%
1,273,438 (c) Iraq Government International Bond 5.800 01/15/28 1,268,925
TOTAL IRAQ 1,268,925
ISRAEL - 0.3%
2,000,000 Israel Government International Bond 5.375 02/19/30 2,072,385
TOTAL ISRAEL 2,072,385
JAMAICA - 0.5%
1,650,000 Jamaica Government International Bond 8.000 03/15/39 1,989,587

9
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
JAMAICA (continued)
$ 1,810,000 Jamaica Government International Bond 7.875% 07/28/45 $ 2,183,765
TOTAL JAMAICA 4,173,352
JORDAN - 0.3%
450,000 (c) Jordan Government International Bond 7.500 01/13/29 477,057
2,000,000 (c) Jordan Government International Bond 7.375 10/10/47 2,018,108
TOTAL JORDAN 2,495,165
KAZAKHSTAN - 0.7%
1,875,000 (c) Baiterek National Managing Holding JSC 5.450 05/08/28 1,910,006
1,500,000 (c) Kazakhstan Government International Bond 5.000 07/01/32 1,523,753
1,975,000 (c) Kazakhstan Government International Bond 5.500 07/01/37 2,015,768
TOTAL KAZAKHSTAN 5,449,527
KENYA - 0.2%
1,325,000 (c) Kenya Government International Bond 8.250 02/28/48 1,211,682
TOTAL KENYA 1,211,682
LEBANON - 0.2%
3,200,000 (g) Lebanon Government International Bond 6 .250 11/04/24 729,600
3,800,000 (g) Lebanon Government International Bond 6.850 03/23/27 866,400
TOTAL LEBANON 1,596,000
MALAYSIA - 0.8%
MYR 9,775,000 Malaysia Government Bond 4.642 11/07/33 2,513,976
MYR 6,000,000 Malaysia Government International Bond 4.254 05/31/35 1,515,399
MYR 7,825,000 Malaysia Government International Bond 4.762 04/07/37 2,055,958
TOTAL MALAYSIA 6,085,333
MEXICO - 2.7%
3,250,000 (c) Eagle Funding Luxco Sarl 5.500 08/17/30 3,301,675
MXN 27,480,000 Mexican Bonos 8.500 05/31/29 1,504,541
MXN 33,440,000 Mexican Bonos 7.750 05/29/31 1,754,932
MXN 22,900,000 Mexican Bonos 7.750 11/23/34 1,161,289
MXN 53,800,000 Mexican Bonos 8.500 11/18/38 2,761,947
3,200,000 Mexico Government International Bond 5.625 09/22/35 3,184,000
2,725,000 Mexico Government International Bond 6.000 05/07/36 2,788,493
2,250,000 Mexico Government International Bond 4.280 08/14/41 1,841,737
1,850,000 Mexico Government International Bond 4.400 02/12/52 1,398,507
1,300,000 Mexico Government International Bond 7.375 05/13/55 1,458,395
TOTAL MEXICO 21,155,516
MOROCCO - 0.5%
2,475,000 (c) Morocco Government International Bond 3.000 12/15/32 2,190,059
2,175,000 (c) Morocco Government International Bond 5.500 12/11/42 2,106,492
TOTAL MOROCCO 4,296,551
NIGERIA - 1.1%
2,300,000 (c) Nigeria Government International Bond 7.143 02/23/30 2,290,876
2,375,000 (c) Nigeria Government International Bond 7.875 02/16/32 2,380,163
950,000 (c) Nigeria Government International Bond 7.375 09/28/33 917,807
2,150,000 (c) Nigeria Government International Bond 10.375 12/09/34 2,416,979
1,050,000 (c) Nigeria Government International Bond 7.696 02/23/38 987,596
TOTAL NIGERIA 8,993,421
OMAN - 1.0%
1,575,000 (c) Oman Government International Bond 5.375 03/08/27 1,595,600
1,325,000 (c),(d) Oman Government International Bond 6.500 03/08/47 1,454,594
4,175,000 (c) Oman Government International Bond 6.750 01/17/48 4,682,527
TOTAL OMAN 7,732,721
PAKISTAN - 0.4%
875,000 (c) Pakistan Government International Bond 7.375 04/08/31 864,188
1,140,000 (c) Pakistan Government International Bond 8.875 04/08/51 1,088,361
1,500,000 Pakistan Water & Power Development Authority 7.500 06/04/31 1,416,840
TOTAL PAKISTAN 3,369,389
PANAMA - 0.4%
1,075,000 Panama Government International Bond 6.700 01/26/36 1,151,379

Emerging Markets Debt
10
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PANAMA (continued)
$ 1,750,000 Panama Government International Bond 8.000% 03/01/38 $ 2,035,075
TOTAL PANAMA 3,186,454
PARAGUAY - 0.8%
4,275,000 (c) Paraguay Government International Bond 2.739 01/29/33 3,781,921
1,275,000 (c) Paraguay Government International Bond 6.100 08/11/44 1,322,838
1,050,000 (c) Paraguay Government International Bond 5.600 03/13/48 1,004,850
350,000 (c) Paraguay Government International Bond 6.650 03/04/55 376,793
TOTAL PARAGUAY 6,486,402
PERU - 1.2%
PEN 3,525,000 Peru Government Bond 5.400 08/12/34 1,017,100
975,000 Peruvian Government International Bond 1.862 12/01/32 807,739
2,895,000 Peruvian Government International Bond 3 .000 01/15/34 2,519,229
PEN 6,725,000 (c) Peruvian Government International Bond 5.400 08/12/34 1,940,426
1,600,000 Peruvian Government International Bond 5.375 02/08/35 1,642,416
1,800,000 Peruvian Government International Bond 3.300 03/11/41 1,400,400
TOTAL PERU 9,327,310
PHILIPPINES - 0.3%
3,050,000 Philippine Government International Bond 4.200 03/29/47 2,615,204
TOTAL PHILIPPINES 2,615,204
POLAND - 2.3%
830,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 865,482
1,500,000 (c) Bank Gospodarstwa Krajowego 5.750 07/09/34 1,599,172
PLN 3,475,000 Republic of Poland Government Bond 4.750 07/25/29 948,346
PLN 3,625,000 Republic of Poland Government Bond 5.000 10/25/34 965,930
PLN 3,575,000 Republic of Poland Government International Bond 5.750 04/25/29 1,008,471
PLN 8,100,000 Republic of Poland Government International Bond 2.750 10/25/29 2,053,182
1,400,000 Republic of Poland Government International Bond 5.750 11/16/32 1,506,485
500,000 Republic of Poland Government International Bond 4.875 10/04/33 508,868
PLN 7,150,000 Republic of Poland Government International Bond 6.000 10/25/33 2,046,032
2,450,000 Republic of Poland Government International Bond 5.375 02/12/35 2,561,030
EUR 1,700,000 Republic of Poland Government International Bond 3.875 07/07/37 1,973,843
2,198,000 Republic of Poland Government International Bond 5.500 04/04/53 2,166,705
TOTAL POLAND 18,203,546
REPUBLIC OF SERBIA - 0.5%
2,650,000 (c) Serbia Government International Bond 2.125 12/01/30 2,323,291
1,650,000 (c) Serbia Government International Bond 6.500 09/26/33 1,801,320
TOTAL REPUBLIC OF SERBIA 4,124,611
ROMANIA - 1.8%
RON 6,450,000 Romanian Government International Bond 4.150 01/26/28 1,383,592
1,860,000 (c) Romanian Government International Bond 5.875 01/30/29 1,914,107
RON 6,000,000 Romanian Government International Bond 8.000 04/29/30 1,412,347
350,000 (c) Romanian Government International Bond 3.000 02/14/31 314,395
3,270,000 (c) Romanian Government International Bond 3.625 03/27/32 2,947,087
EUR 920,000 (c) Romanian Government International Bond 5.250 05/30/32 1,078,246
4,100,000 (c) Romanian Government International Bond 5.750 03/24/35 4,010,238
1,400,000 (c) Romanian Government International Bond 4.000 02/14/51 965,593
TOTAL ROMANIA 14,025,605
RWANDA - 0.3%
2,675,000 (c) Rwanda International Government Bond 5.500 08/09/31 2,426,057
TOTAL RWANDA 2,426,057
SAUDI ARABIA - 1.2%
1,950,000 (c) Saudi Government International Bond 5.375 01/13/31 2,049,949
1,250,000 (c) Saudi Government International Bond 5.000 01/16/34 1,284,565
2,400,000 (c) Saudi Government International Bond 5.625 01/13/35 2,569,995
1,000,000 (c) Saudi Government International Bond 3.250 11/17/51 687,311
2,000,000 (c) Saudi Government International Bond 3.750 01/21/55 1,475,817
1,500,000 (c) Saudi Government International Bond 3.450 02/02/61 1,004,866
TOTAL SAUDI ARABIA 9,072,503
SENEGAL - 0.5%
2,025,000 (c) Senegal Government International Bond 6.250 05/23/33 1,447,698

11
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SENEGAL (continued)
$ 3,300,000 (c) Senegal Government International Bond 6.750% 03/13/48 $ 2,108,959
TOTAL SENEGAL 3,556,657
SOUTH AFRICA - 2.2%
ZAR 8,000,000 Republic of South Africa Government Bond 8.750 02/28/48 411,425
1,875,000 Republic of South Africa Government International Bond 4.300 10/12/28 1,860,932
ZAR 23,025,000 Republic of South Africa Government International Bond 7.000 02/28/31 1,271,405
ZAR 49,875,000 Republic of South Africa Government International Bond 8.875 02/28/35 2,869,918
2,050,000 (c) Republic of South Africa Government International Bond 7.100 11/19/36 2,204,699
ZAR 25,500,000 Republic of South Africa Government International Bond 9.000 01/31/40 1,384,888
ZAR 20,900,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,082,400
1,250,000 Republic of South Africa Government International Bond 5.375 07/24/44 1,063,536
2,075,000 Republic of South Africa Government International Bond 5.650 09/27/47 1,753,193
775,000 Republic of South Africa Government International Bond 5.750 09/30/49 654,802
2,600,000 Republic of South Africa Government International Bond 7.300 04/20/52 2,619,783
TOTAL SOUTH AFRICA 17,176,981
SRI LANKA - 0.5%
1,212,281 (c) Sri Lanka Government International Bond 3.350 03/15/33 1,058,310
2,253,220 (c) Sri Lanka Government International Bond 3.600 06/15/35 1,743,947
1,633,502 (c) Sri Lanka Government International Bond 3.600 02/15/38 1,506,898
TOTAL SRI LANKA 4,309,155
SUPRANATIONAL - 0.4%
INR 176,300,000 Asian Development Bank 6.150 02/25/30 1,952,728
INR 57,100,000 Asian Infrastructure Investment Bank 6.000 12/08/31 610,602
INR 79,000,000 Inter-American Development Bank 7.350 10/06/30 913,981
TOTAL SUPRANATIONAL 3,477,311
TURKEY - 2.6%
800,000 Turkey Government International Bond 5.125 02/17/28 802,525
825,000 (d) Turkey Government International Bond 5.250 03/13/30 813,114
2,050,000 Turkey Government International Bond 6.000 01/14/41 1,824,322
4,350,000 Turkey Government International Bond 4.875 04/16/43 3,312,309
TRY 20,000,000 Turkiye Government Bond 37.000 02/18/26 473,765
TRY 87,000,000 Turkiye Government Bond 37.840 07/14/27 2,089,397
EUR 1,750,000 Turkiye Government International Bond 5.875 05/21/30 2,153,510
EUR 1,725,000 Turkiye Government International Bond 5.200 08/17/31 2,034,996
4,200,000 Turkiye Government International Bond 7.125 07/17/32 4,368,885
2,500,000 (c) Turkiye Ihracat Kredi Bankasi AS. 7.500 02/06/28 2,589,351
TOTAL TURKEY 20,462,174
UGANDA - 0.4%
UGX 10,893,000,000 Republic of Uganda Government Bonds 14.250 06/22/34 2,764,324
TOTAL UGANDA 2,764,324
UKRAINE - 0.5%
1,235,083 (c) Ukraine Government International Bond 1.750 02/01/29 847,267
1,579,875 (c) Ukraine Government International Bond 0.000 02/01/35 803,366
337,395 (c) Ukraine Government International Bond 0.000 02/01/36 171,228
2,320,000 (c) Ukraine Government International Bond 7.750 08/01/41 1,958,080
TOTAL UKRAINE 3,779,941
UNITED ARAB EMIRATES - 0.3%
400,000 (c) Abu Dhabi Government International Bond 3.125 09/30/49 296,491
2,600,000 Emirate of Dubai Government International Bonds 3.900 09/09/50 1,994,392
TOTAL UNITED ARAB EMIRATES 2,290,883
URUGUAY - 0.9%
1,500,000 Oriental Republic of Uruguay 5.250 09/10/60 1,437,750
UYU 70,575,000 Uruguay Government International Bond 8.250 05/21/31 1,801,508
UYU 18,940,950 Uruguay Government International Bond 9.750 07/20/33 525,348
600,000 Uruguay Government International Bond 5.750 10/28/34 644,100
UYU 21,400,000 Uruguay Government International Bond 8.000 10/29/35 547,382
1,770,000 Uruguay Government International Bond 5.442 02/14/37 1,854,075
TOTAL URUGUAY 6,810,163
UZBEKISTAN - 0.8%
UZS 9,240,000,000 (c) Republic of Uzbekistan International Bond 16.625 05/29/27 790,452
3,000,000 (c) Republic of Uzbekistan International Bond 5.375 02/20/29 3,023,310

Emerging Markets Debt
12
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UZBEKISTAN (continued)
$ 1,400,000 (c) Republic of Uzbekistan International Bond 3.700% 11/25/30 $ 1,306,280
775,000 (c) Republic of Uzbekistan International Bond 6.900 02/28/32 839,198
TOTAL UZBEKISTAN 5,959,240
ZAMBIA - 0.5%
1,918,906 (c) Zambia Government International Bond 5.750 06/30/33 1,842,208
3,180,173 (c) Zambia Government International Bond 0.500 12/31/53 2,220,041
TOTAL ZAMBIA 4,062,249
TOTAL GOVERNMENT BONDS
(Cost $380,350,270) 380,733,999
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.3%
104,370 (d) iShares JP Morgan USD Emerging Markets Bond ETF 10,089,448
TOTAL INVESTMENT COMPANIES
(Cost $9,929,100) 10,089,448
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.3%
UNITED STATES - 0.3%
2,867,985 (c),(h) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 2,578,978
TOTAL UNITED STATES 2,578,978
TOTAL STRUCTURED ASSETS
(Cost $2,867,985) 2,578,978
TOTAL LONG-TERM INVESTMENTS
(Cost $753,713,955) 750,772,050
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
14,346,629 (i) State Street Navigator Securities Lending Government Money Market Portfolio 4.060 (j) 14,346,629
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $14,346,629) 14,346,629
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.3%
GOVERNMENT AGENCY DEBT - 0.6%
5,000,000 Federal Home Loan Bank (FHLB) 0.000 11/28/25 4,984,989
TOTAL GOVERNMENT AGENCY DEBT 4,984,989
REPURCHASE AGREEMENT - 1.8%
13,707,000 (k) Fixed Income Clearing Corporation 4.150 11/03/25 13,707,000
TOTAL REPURCHASE AGREEMENT 13,707,000
TREASURY DEBT - 0.9%
EGP 26,150,000 (l) Egypt Treasury Bills 0.000 03/10/26 506,341
EGP 81,000,000 Egypt Treasury Bills 0.000 03/31/26 1,546,776
5,000,000 United States Treasury Bill 0.000 11/12/25 4,995,203
TOTAL TREASURY DEBT 7,048,320
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,717,867) 25,740,309
TOTAL INVESTMENTS - 100.6%
(Cost $793,778,451) 790,858,988
OTHER ASSETS & LIABILITIES, NET - (0.6)% (4,516,939)
NET ASSETS - 100.0% $ 786,342,049

13
See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EGP Egyptian Pound
ETF Exchange Traded Fund
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
RON Romanian Leu
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $515,240,159 or 65.1% of Total
Investments.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,347,198.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.9% of Total Investments.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $13,711,740 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
0.250% and maturity date 7/15/29, valued at $13,981,216.
(l) When-issued or delayed delivery security.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 11,374,349 EUR 9,699,328 Citibank N.A. 01/08/26 $ 150,350
$ 1,005,779 EUR 865,627 Morgan Stanley 01/08/26 4,081
$ 989,187 EUR 851,618 Morgan Stanley 01/08/26 3,700
$ 1,219,259 EUR 1,043,690 Morgan Stanley 01/08/26 11,508
HUF 249,012,642 $ 745,522 Morgan Stanley 11/03/25 (5,554)
Total  $ 164,085
Total unrealized appreciation on forward foreign currency contracts  $ 169,639
Total unrealized depreciation on forward foreign currency contracts  $ (5,554)
EUR Euro
HUF Hungary Forint

International Bond
Consolidated Portfolio of Investments October 31, 2025
14
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.4%
BANK LOAN OBLIGATIONS - 0.9%
CANADA - 0.2%
$ 525,000 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.715% 09/23/30 $ 524,205
300,000 (a),(b) Air Canada, Term Loan B, (TBD) TBD TBD 301,087
398,995 (a) Garda World Security Corporation, Term Loan B, (TSFR1M + 3.000%) 7.048 02/01/29 399,743
400,000 (a),(b) Green Infrastructure Partners, Inc, (TBD) TBD TBD 401,126
525,000 (a),(b) Open Text Corporation, Term Loan B, (TBD) TBD TBD 525,297
TOTAL CANADA 2,151,458
GERMANY - 0.0%
399,000 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 3.000%) 7.197 04/30/30 401,911
TOTAL GERMANY 401,911
IRELAND - 0.1%
256,542 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5.781 06/24/30 257,277
400,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.752 11/29/30 398,900
TOTAL IRELAND 656,177
LUXEMBOURG - 0.1%
400,000 (a) Delta 2 Lux Sarl, (TSFR1M + 2.000%) 6.023 09/19/31 401,124
500,000 (a),(b) PG Investment Co 59 Sarl, (TBD) TBD TBD 502,562
TOTAL LUXEMBOURG 903,686
SPAIN - 0.0%
500,000 (a),(b) Fluidra, S.A., Term Loan B, (TBD) TBD TBD 501,432
TOTAL SPAIN 501,432
UNITED KINGDOM - 0.0%
650,000 (a),(b) Entain Holdings Gibraltar Ltd, (TBD) TBD TBD 651,069
TOTAL UNITED KINGDOM 651,069
UNITED STATES - 0.5%
525,000 (a),(b) Asurion LLC, (TBD) TBD TBD 525,740
398,997 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.199 07/30/31 396,839
399,106 (a),(b) Broadstreet Partners, Inc., Term Loan B4, (TBD) TBD TBD 400,487
350,000 (a),(b) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TBD) TBD TBD 351,969
400,000 (a),(b) Informatica LLC, Term Loan B, (TBD) TBD TBD 401,750
151,561 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6.215 05/05/28 152,097
400,000 (a),(b) Medline Borrower, LP, Term Loan B, (TBD) TBD TBD 400,766
250,000 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 7.215 06/17/31 250,521
230,217 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6.465 11/15/28 231,110
400,000 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.465 02/21/31 401,668
350,000 (a),(b) Surgery Center Holdings, Inc., Term Loan B, (TBD) TBD TBD 351,319
525,000 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.502 02/28/31 526,305
300,000 (a),(b) Triton Water Holdings, Inc, Term Loan B, (TBD) TBD TBD 301,133
400,000 (a),(b) UKG Inc., Term Loan B, (TBD) TBD TBD 400,406
200,000 (a),(b) USI, Inc., Term Loan D, (TBD) TBD TBD 200,475
350,000 (a),(b) WEX, Inc, (TBD) TBD TBD 349,508
TOTAL UNITED STATES 5,642,093
TOTAL BANK LOAN OBLIGATIONS
(Cost $10,910,911) 10,907,826
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 21.2%
AUSTRALIA - 0.4%
EUR 1,500,000 Amcor UK Finance plc 3.950 05/29/32 1,764,978
800,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 776,369
250,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 239,341
EUR 1,500,000 (c) Glencore Capital Finance DAC 4.154 04/29/31 1,801,221
TOTAL AUSTRALIA 4,581,909
AUSTRIA - 0.1%
EUR 600,000 (d),(e) Erste Group Bank AG. 4.250 N/A 691,092
TOTAL AUSTRIA 691,092
BELGIUM - 0.1%
EUR 400,000 (f) Elia Transmission Belgium S.A. 3.500 10/08/35 460,916

15
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BELGIUM (continued)
EUR 800,000 (f) Proximus SADP 0.750% 11/17/36 $ 711,271
TOTAL BELGIUM 1,172,187
BRAZIL - 0.3%
$ 300,000 (g) Banco Bradesco S.A. 6.500 01/22/30 315,750
585,000 Embraer Netherlands Finance BV 5.980 02/11/35 629,021
1,400,000 Embraer Netherlands Finance BV 5.400 01/09/38 1,400,000
300,000 Suzano Austria GmbH 3.125 01/15/32 268,706
775,000 Suzano Netherlands BV 5.500 01/15/36 772,954
TOTAL BRAZIL 3,386,431
CANADA - 0.6%
GBP 500,000 (c) Bank of Montreal 5.125 10/10/28 671,037
EUR 2,000,000 (c) Canadian Imperial Bank of Commerce 3.250 07/16/31 2,322,635
EUR 250,000 (g) Fairfax Financial Holdings Ltd 2.750 03/29/28 287,635
GBP 1,000,000 (f) Federation des Caisses Desjardins du Quebec 4.875 10/08/30 1,332,928
EUR 2,000,000 (c) Federation des Caisses Desjardins du Quebec 3.250 03/28/31 2,316,424
TOTAL CANADA 6,930,659
CHILE - 0.5%
393,791 (g) Alfa Desarrollo S.p.A 4.550 09/27/51 322,411
1,100,000 (g) Antofagasta plc 5.625 09/09/35 1,130,118
300,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 297,311
200,000 (g) Celulosa Arauco y Constitucion S.A. 6.180 05/05/32 207,400
200,000 (g) Cia Cervecerias Unidas S.A. 3.350 01/19/32 180,956
200,000 (g) Corp Nacional del Cobre de Chile 3.625 08/01/27 197,667
900,000 (g) Corp Nacional del Cobre de Chile 5.950 01/08/34 946,439
200,000 (g) Corp Nacional del Cobre de Chile 6.440 01/26/36 217,795
725,000 (g) Corp Nacional del Cobre de Chile 6.780 01/13/55 792,787
825,000 (g) Empresa Nacional del Petroleo 3.450 09/16/31 759,573
500,000 (g) Latam Airlines Group S.A. 7.875 04/15/30 517,075
500,000 (g) Sociedad Quimica y Minera de Chile S.A. 5.500 09/10/34 504,440
TOTAL CHILE 6,073,972
COLOMBIA - 0.1%
75,000 Ecopetrol S.A. 6.875 04/29/30 76,791
300,000 Ecopetrol S.A. 4.625 11/02/31 269,051
300,000 Ecopetrol S.A. 8.875 01/13/33 324,716
TOTAL COLOMBIA 670,558
DENMARK - 0.2%
GBP 1,500,000 Danske Bank A.S. 2.250 01/14/28 1,922,210
TOTAL DENMARK 1,922,210
FRANCE - 2.0%
EUR 1,600,000 (c) Airbus SE 1.375 05/13/31 1,715,990
EUR 600,000 (c) Airbus SE 2.375 06/09/40 588,487
EUR 2,000,000 (c) AXA S.A. 3.375 05/31/34 2,324,514
EUR 500,000 AXA S.A. 1.375 10/07/41 518,741
EUR 400,000 (d),(e),(f) AXA S.A. 6.375 N/A 497,988
500,000 (d),(e),(g) BNP Paribas S.A. 8.500 N/A 529,293
EUR 1,500,000 Credit Agricole Assurances S.A. 1.500 10/06/31 1,547,898
EUR 1,700,000 Electricite de France S.A. 2.000 10/02/30 1,881,524
EUR 1,300,000 (f) Engie S.A. 3.625 12/06/26 1,517,651
EUR 2,000,000 (f) Engie S.A. 3.250 01/11/32 2,311,762
EUR 300,000 (f) La Poste S.A. 0.625 01/18/36 259,984
EUR 1,500,000 RCI Banque S.A. 3.875 09/30/30 1,767,227
EUR 1,500,000 (f) RCI Banque S.A. 3.625 11/03/32 1,720,043
EUR 200,000 (f) RTE Reseau de Transport d'Electricite SADIR 3.750 07/04/35 234,875
EUR 600,000 (f) Societe Generale S.A. 4.000 11/16/27 713,448
EUR 500,000 (f) Societe Generale S.A. 0.500 06/12/29 544,080
EUR 1,400,000 (f) Societe Generale S.A. 4.875 11/21/31 1,734,988
EUR 600,000 (f) Thales S.A. 3.625 06/14/29 714,853
EUR 1,500,000 (f) TotalEnergies Capital International S.A. 3.160 03/03/33 1,727,962

International Bond
16
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE (continued)
EUR 1,000,000 (f) TotalEnergies Capital International S.A. 3.852% 03/03/45 $ 1,098,315
TOTAL FRANCE 23,949,623
GERMANY - 1.6%
GBP 500,000 (c) BMW International Investment BV 5.000 01/24/28 668,478
GBP 1,100,000 (c) Commerzbank AG. 5.000 10/15/31 1,458,332
EUR 1,500,000 (c) Deutsche Bank AG. 1.625 01/20/27 1,711,619
EUR 1,000,000 Deutsche Bank AG. 3.000 06/16/29 1,158,267
EUR 500,000 (c) EnBW International Finance BV 4.300 05/23/34 613,471
EUR 2,000,000 (f) Fresenius SE & Co KGaA 2.750 09/15/29 2,298,585
EUR 3,050,000 (c) Kreditanstalt fuer Wiederaufbau 0.000 01/10/31 3,101,690
EUR 1,000,000 Kreditanstalt fuer Wiederaufbau 2.625 01/10/34 1,141,661
GBP 300,000 (c) Mercedes-Benz International Finance BV 5.000 07/12/27 399,366
EUR 500,000 (f) Sartorius Finance BV 4.375 09/14/29 606,038
EUR 1,400,000 (c) Siemens Financieringsmaatschappij NV 2.625 05/27/29 1,624,657
EUR 500,000 (f) Traton Finance Luxembourg S.A. 3.375 01/14/28 583,713
EUR 500,000 (c) Volkswagen Financial Services Overseas AG. 3.750 09/10/26 582,922
EUR 500,000 (c) Volkswagen International Finance NV 3.750 09/28/27 589,522
EUR 600,000 (c) Volkswagen International Finance NV 4.125 09/02/35 698,599
EUR 1,600,000 ZF Europe Finance BV 7.000 06/12/30 1,885,122
TOTAL GERMANY 19,122,042
GUATEMALA - 0.1%
$ 800,000 (g) Energuate Trust 6.350 09/15/35 802,797
200,000 (g) Millicom International Cellular S.A. 4.500 04/27/31 186,816
TOTAL GUATEMALA 989,613
INDIA - 0.2%
300,000 (g) Adani Electricity Mumbai Ltd 3.867 07/22/31 275,241
200,000 (g) Bharti Airtel Ltd 3.250 06/03/31 188,072
2,050,000 (f) Power Finance Corp Ltd 3.350 05/16/31 1,923,081
200,000 (f) Tata Capital Ltd 5.389 07/21/28 204,006
225,000 (g) UltraTech Cement Ltd 2.800 02/16/31 205,836
TOTAL INDIA 2,796,236
INDONESIA - 0.2%
200,000 (f) Bank Mandiri Persero Tbk PT 4.900 03/24/28 202,539
800,000 (g) Pertamina Persero PT 2.300 02/09/31 711,528
300,000 (g) Perusahaan Listrik Negara PT 5.250 10/24/42 283,080
900,000 (g) Perusahaan Listrik Negara PT 6.150 05/21/48 931,234
225,000 (g) Perusahaan Listrik Negara PT 4.875 07/17/49 196,342
TOTAL INDONESIA 2,324,723
IRELAND - 0.1%
EUR 600,000 (f) Bank of Ireland Group plc 0.375 05/10/27 684,913
EUR 320,000 (f) Bank of Ireland Group plc 5.000 07/04/31 400,619
TOTAL IRELAND 1,085,532
ISRAEL - 0.1%
300,000 (e),(g) Bank Leumi Le-Israel BM 3.275 01/29/31 298,050
800,000 (g) Israel Electric Corp Ltd 4.250 08/14/28 792,000
TOTAL ISRAEL 1,090,050
ITALY - 0.5%
EUR 1,500,000 (c) Enel Finance International NV 3.875 01/23/35 1,775,552
EUR 1,400,000 (c) Eni S.p.A 0.625 01/23/30 1,480,043
EUR 1,700,000 (c) Intesa Sanpaolo S.p.A 5.125 08/29/31 2,174,600
200,000 (g) Intesa Sanpaolo S.p.A 4.198 06/01/32 189,544
TOTAL ITALY 5,619,739
JAPAN - 0.3%
EUR 500,000 (f) Mizuho Financial Group, Inc 3.460 08/27/30 589,585
EUR 500,000 (f) ORIX Corp 1.919 04/20/26 575,242

17
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
JAPAN (continued)
EUR 2,000,000 Takeda Pharmaceutical Co Ltd 1.375% 07/09/32 $ 2,054,959
TOTAL JAPAN 3,219,786
KAZAKHSTAN - 0.0%
$ 200,000 (g) QazaqGaz NC JSC 4.375 09/26/27 198,440
TOTAL KAZAKHSTAN 198,440
KOREA, REPUBLIC OF - 0.1%
250,000 (g) Kia Corp 2.750 02/14/27 245,303
1,000,000 (g) Momentive Performance Materials, Inc 4.125 10/22/28 995,049
TOTAL KOREA, REPUBLIC OF 1,240,352
LUXEMBOURG - 0.1%
EUR 600,000 (g) Albion Financing  SARL 5.375 05/21/30 717,730
EUR 500,000 (c) ArcelorMittal S.A. 3.125 12/13/28 581,488
EUR 500,000 (f) ProLogis International Funding II S.A. 2.375 11/14/30 559,165
TOTAL LUXEMBOURG 1,858,383
MALAYSIA - 0.1%
740,000 (g) Petronas Capital Ltd 5.340 04/03/35 772,730
TOTAL MALAYSIA 772,730
MEXICO - 0.5%
950,000 (d),(e),(g) Banco Mercantil del Norte S.A. 6.625 N/A 933,113
1,100,000 (g) Banco Nacional de Comercio Exterior SNC 5.875 05/07/30 1,141,481
200,000 (g) Bimbo Bakeries USA, Inc 6.050 01/15/29 209,766
250,000 (g) Bimbo Bakeries USA, Inc 5.375 01/09/36 254,339
1,000,000 (g) CFE FIBRA E 5.875 09/23/40 1,005,200
700,000 (g) Comision Federal de Electricidad 6.450 01/24/35 717,123
297,152 (g) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 314,274
500,000 (g) Gruma SAB de C.V. 5.761 12/09/54 501,772
500,000 Pemex Project Funding Master Trust 6.625 06/15/35 479,810
500,000 Petroleos Mexicanos 6.840 01/23/30 513,232
TOTAL MEXICO 6,070,110
MOROCCO - 0.1%
1,200,000 (g) OCP S.A. 6.700 03/01/36 1,292,526
TOTAL MOROCCO 1,292,526
NETHERLANDS - 0.8%
GBP 500,000 (f) ABN AMRO Bank NV 4.750 10/24/29 667,642
EUR 1,700,000 (c) Cooperatieve Rabobank UA 4.233 04/25/29 2,037,354
EUR 2,500,000 (c) Heineken NV 2.565 10/03/28 2,894,020
EUR 1,500,000 (c) ING Groep NV 3.750 09/03/35 1,765,311
EUR 800,000 (g) Sunrise FinCo I BV 4.625 05/15/32 934,227
EUR 1,150,000 (g) VZ Secured Financing BV 3.500 01/15/32 1,247,507
TOTAL NETHERLANDS 9,546,061
NIGERIA - 0.1%
EUR 1,000,000 (g) BOI Finance BV 7.500 02/16/27 1,189,364
TOTAL NIGERIA 1,189,364
NORWAY - 0.1%
EUR 500,000 (c) Statkraft AS. 3.125 12/13/26 581,238
EUR 100,000 (c) Statnett SF 3.500 06/08/33 117,789
TOTAL NORWAY 699,027
POLAND - 0.1%
EUR 250,000 (f) ORLEN S.A. 1.125 05/27/28 276,915
1,500,000 (g) ORLEN S.A. 6.000 01/30/35 1,584,459
TOTAL POLAND 1,861,374
PORTUGAL - 0.0%
EUR 500,000 (f) EDP Servicios Financieros Espana SAU 4.125 04/04/29 601,556
TOTAL PORTUGAL 601,556
QATAR - 0.2%
300,000 (f) CBQ Finance Ltd 5.375 03/28/29 309,152

International Bond
18
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
QATAR (continued)
CNY 16,000,000 QNB Finance Ltd 3.150% 02/04/26 $ 2,256,227
TOTAL QATAR 2,565,379
ROMANIA - 0.0%
EUR 250,000 (f) NE Property BV 2.000 01/20/30 274,904
TOTAL ROMANIA 274,904
SAUDI ARABIA - 0.2%
$ 500,000 (g) Saudi Arabian Oil Co 3.250 11/24/50 345,020
1,750,000 (f) SNB Funding Ltd 6.000 06/24/35 1,800,101
TOTAL SAUDI ARABIA 2,145,121
SINGAPORE - 0.1%
EUR 200,000 (f) Temasek Financial I Ltd 0.500 11/20/31 201,520
800,000 (g) United Overseas Bank Ltd 2.000 10/14/31 781,827
TOTAL SINGAPORE 983,347
SOUTH AFRICA - 0.4%
1,700,000 (g) Bidvest Group UK plc 6.200 09/17/32 1,721,887
1,250,000 (f) Eskom Holdings SOC Ltd 4.314 07/23/27 1,234,674
300,000 Sasol Financing USA LLC 5.500 03/18/31 254,860
500,000 (g) Transnet SOC Ltd 8.250 02/06/28 528,481
800,000 (g) Windfall Mining Group, Inc 5.854 05/13/32 836,208
TOTAL SOUTH AFRICA 4,576,110
SPAIN - 0.8%
EUR 2,000,000 Banco de Credito Social Cooperativo S.A. 3.500 06/13/31 2,326,767
GBP 1,500,000 (f) Banco Santander S.A. 5.500 06/11/29 2,037,893
EUR 2,000,000 (c) CaixaBank S.A. 3.625 09/19/32 2,358,688
EUR 500,000 (c) Cepsa Finance S.A. 4.125 04/11/31 593,234
EUR 1,900,000 (c) Iberdrola Finanzas S.A. 3.000 09/30/31 2,203,117
TOTAL SPAIN 9,519,699
SUPRANATIONAL - 0.2%
KZT 1,310,000,000 International Bank for Reconstruction & Development 13.750 06/11/26 2,402,337
TOTAL SUPRANATIONAL 2,402,337
SWEDEN - 0.0%
EUR 500,000 (f) Skandinaviska Enskilda Banken AB 3.000 02/10/32 578,757
TOTAL SWEDEN 578,757
SWITZERLAND - 0.6%
EUR 2,750,000 (f) Cloverie plc for Zurich Insurance Co Ltd 1.500 12/15/28 3,067,923
EUR 1,500,000 UBS AG. 0.500 03/31/31 1,529,718
EUR 2,600,000 (f) UBS Group AG 0.250 11/05/28 2,865,360
TOTAL SWITZERLAND 7,463,001
THAILAND - 0.1%
1,330,000 (e),(g) Bangkok Bank PCL 3.466 09/23/36 1,212,988
300,000 (g) Thaioil Treasury Center Co Ltd 2.500 06/18/30 270,994
TOTAL THAILAND 1,483,982
TURKEY - 0.2%
1,075,000 (g) Turk Telekomunikasyon AS. 6.950 10/07/32 1,086,919
800,000 (g) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 827,473
TOTAL TURKEY 1,914,392
UNITED ARAB EMIRATES - 0.0%
200,000 (f) Abu Dhabi Commercial Bank PJSC 5.361 03/10/35 204,168
274,830 (g) Sweihan PV Power Co PJSC 3.625 01/31/49 235,417
TOTAL UNITED ARAB EMIRATES 439,585
UNITED KINGDOM - 2.9%
EUR 800,000 (f) Barclays plc 0.877 01/28/28 904,255
EUR 400,000 Barclays plc 0.577 08/09/29 435,388
GBP 200,000 (f) Barclays plc 8.407 11/14/32 281,219
EUR 2,000,000 (f) Barclays plc 3.792 10/31/36 2,307,575
EUR 2,400,000 (c) British Telecommunications plc 3.875 01/20/34 2,849,125
EUR 500,000 (c) Cadent Finance plc 3.750 04/16/33 585,447
EUR 285,000 (g) ContourGlobal Power Holdings S.A. 5.000 02/28/30 337,218
UGX 3,000,000,000 (g) ICBC Standard Bank plc 14.250 06/26/34 714,327
GBP 200,000 (f) Legal & General Group plc 6.625 04/01/55 275,365
GBP 1,000,000 (c) Lloyds Banking Group plc 5.250 10/16/31 1,344,891

19
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
EUR 1,900,000 (f) Lseg Netherlands BV 2.750% 09/20/27 $ 2,207,366
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3.530 09/20/28 472,717
EUR 500,000 (c) NatWest Group plc 3.575 09/12/32 590,751
GBP 300,000 (c) NatWest Markets plc 6.625 06/22/26 399,776
EUR 2,000,000 (c) NatWest Markets plc 3.000 09/03/30 2,313,010
GBP 1,000,000 (f) Northern Powergrid Northeast plc 5.375 11/04/37 1,311,237
EUR 1,200,000 (c) Reckitt Benckiser Treasury Services plc 3.625 06/20/29 1,427,452
GBP 1,500,000 (c) Severn Trent Utilities Finance plc 2.625 02/22/33 1,688,124
EUR 2,000,000 SSE plc 3.500 03/18/32 2,354,706
EUR 1,700,000 (f) Standard Chartered plc 1.200 09/23/31 1,931,676
EUR 2,000,000 (f) Swiss RE Subordinated Finance plc 3.890 03/26/33 2,353,688
EUR 1,500,000 (f) Tesco Corporate Treasury Services plc 3.375 05/06/32 1,740,894
EUR 1,330,000 (f) Unilever Capital Corp 2.875 10/31/32 1,519,365
GBP 1,500,000 (c) United Utilities Water Finance plc 2.000 07/03/33 1,592,594
GBP 600,000 (g) Vmed O2 UK Financing I plc 4.500 07/15/31 713,572
EUR 1,400,000 (g) Vmed O2 UK Financing I plc 5.625 04/15/32 1,643,034
TOTAL UNITED KINGDOM 34,294,772
UNITED STATES - 6.1%
EUR 2,100,000 AbbVie, Inc 2.125 06/01/29 2,388,794
JPY 100,000,000 Aflac, Inc 0.550 03/12/30 619,623
EUR 1,700,000 American Medical Systems Europe BV 1.625 03/08/31 1,833,353
EUR 1,450,000 American Tower Corp 0.450 01/15/27 1,633,082
GBP 500,000 AT&T, Inc 2.900 12/04/26 647,524
EUR 1,500,000 AT&T, Inc 2.350 09/05/29 1,704,119
EUR 500,000 (g) Avantor Funding, Inc 3.875 07/15/28 575,219
EUR 1,500,000 (f) Bank of America Corp 1.662 04/25/28 1,709,689
EUR 2,000,000 (f) Bank of America Corp 2.824 04/27/33 2,257,140
EUR 2,050,000 BP Capital Markets plc 1.231 05/08/31 2,156,599
EUR 2,000,000 (f) Carrier Global Corp 4.500 11/29/32 2,472,563
EUR 1,750,000 Chubb INA Holdings, Inc 1.550 03/15/28 1,974,017
EUR 1,900,000 (a),(f) Citigroup, Inc, (EURIBOR 3 M + 1.200%) 2.629 05/14/28 2,196,930
EUR 800,000 Citigroup, Inc 2.928 10/22/30 921,288
EUR 1,600,000 Citigroup, Inc 3.750 05/14/32 1,899,999
EUR 500,000 (c) CNH Industrial NV 3.750 06/11/31 591,248
EUR 700,000 Comcast Corp 0.250 05/20/27 781,028
EUR 267,753 (g) Coty, Inc 3.875 04/15/26 308,564
EUR 2,000,000 Duke Energy Corp 3.100 06/15/28 2,329,805
EUR 400,000 Duke Energy Corp 3.750 04/01/31 472,432
EUR 500,000 FedEx Corp 1.625 01/11/27 571,139
EUR 2,100,000 Fiserv Funding ULC 2.875 06/15/28 2,417,824
EUR 400,000 Ford Motor Credit Co LLC 5.125 02/20/29 485,096
EUR 1,500,000 (f) Goldman Sachs Group, Inc 0.250 01/26/28 1,648,384
EUR 2,200,000 (f) Goldman Sachs Group, Inc 3.500 01/23/33 2,581,056
EUR 295,000 (g) Goodyear Europe BV 2.750 08/15/28 327,425
EUR 1,500,000 Highland Holdings Sarl 0.318 12/15/26 1,691,254
EUR 500,000 Honeywell International, Inc 3.750 03/01/36 581,004
EUR 2,000,000 International Business Machines Corp 2.900 02/10/30 2,326,653
EUR 250,000 (g) IQVIA, Inc 1.750 03/15/26 286,942
EUR 2,000,000 (g) Iron Mountain, Inc 4.750 01/15/34 2,312,739
EUR 1,300,000 Johnson & Johnson 2.700 02/26/29 1,515,885
EUR 400,000 Johnson & Johnson 3.200 06/01/32 473,472
EUR 500,000 Johnson & Johnson 3.600 02/26/45 564,603
EUR 800,000 (f) Liberty Mutual Group, Inc 4.625 12/02/30 986,719
EUR 1,400,000 (f) Liberty Mutual Group, Inc 3.875 09/26/35 1,609,479
GBP 600,000 McKesson Corp 3.125 02/17/29 761,574
EUR 1,500,000 (f) National Grid North America, Inc 4.061 09/03/36 1,769,824
GBP 400,000 (f) Nestle Holdings, Inc 5.250 09/21/26 530,803
EUR 250,000 (g) OI European Group BV 6.250 05/15/28 297,220
EUR 100,000 (g) Organon Finance  LLC 2.875 04/30/28 110,066
GBP 800,000 (f) Pacific Life Global Funding II 5.375 11/30/28 1,083,824
EUR 1,000,000 PepsiCo, Inc 3.450 07/28/37 1,156,108
EUR 2,100,000 Philip Morris International, Inc 2.750 06/06/29 2,419,843

International Bond
20
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
EUR 2,000,000 (f) Pricoa Global Funding I 3.000% 07/03/30 $ 2,301,680
EUR 1,650,000 ProLogis Euro Finance LLC 3.250 09/22/32 1,893,501
EUR 600,000 ProLogis Euro Finance LLC 4.000 05/05/34 713,147
GBP 500,000 (f) Protective Life Global Funding 5.248 01/13/28 669,728
EUR 1,500,000 Raytheon Technologies Corp 2.150 05/18/30 1,677,598
EUR 500,000 The Procter & Gamble Company 1.875 10/30/38 485,801
EUR 2,100,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 2,198,502
GBP 600,000 Time Warner Cable LLC 5.750 06/02/31 801,167
EUR 1,700,000 Verizon Communications, Inc 1.875 10/26/29 1,898,273
GBP 2,000,000 (c) Wells Fargo & Co 4.875 11/29/35 2,498,838
TOTAL UNITED STATES 73,120,187
TOTAL CORPORATE BONDS
(Cost $251,830,269) 252,717,858
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 68.7%
ANGOLA - 0.1%
$ 1,550,000 (g) Angolan Government International Bond 8.750 04/14/32 1,453,083
TOTAL ANGOLA 1,453,083
AUSTRALIA - 1.9%
AUD 10,765,000 Australia Government Bond 1.000 12/21/30 6,133,655
AUD 6,050,000 Australia Government Bond 2.750 06/21/35 3,476,209
AUD 1,685,000 New South Wales Treasury Corp 3.000 04/20/29 1,071,537
AUD 5,400,000 New South Wales Treasury Corp 5.250 02/24/38 3,551,416
AUD 2,400,000 (g) Queensland Treasury Corp 1.750 07/20/34 1,231,037
AUD 3,900,000 (g) Queensland Treasury Corp 4.500 08/22/35 2,471,491
AUD 8,300,000 Treasury Corp of Victoria 2.250 11/20/34 4,393,971
TOTAL AUSTRALIA 22,329,316
BARBADOS - 0.2%
2,125,000 (g) Barbados Government International Bond 8.000 06/26/35 2,210,000
TOTAL BARBADOS 2,210,000
BELGIUM - 1.4%
EUR 2,125,000 (g) Kingdom of Belgium Government Bond 0.000 10/22/27 2,354,159
EUR 3,725,000 (g) Kingdom of Belgium Government Bond 2.600 10/22/30 4,305,956
EUR 1,500,000 (g) Kingdom of Belgium Government Bond 0.350 06/22/32 1,478,654
EUR 4,035,000 Kingdom of Belgium Government Bond 3.000 06/22/34 4,646,063
EUR 1,575,000 (g) Kingdom of Belgium Government Bond 1.450 06/22/37 1,482,680
EUR 2,025,000 (g) Kingdom of Belgium Government Bond 0.400 06/22/40 1,490,865
EUR 675,000 (g) Kingdom of Belgium Government International Bond 1.700 06/22/50 500,161
TOTAL BELGIUM 16,258,538
BENIN - 0.2%
EUR 1,975,000 (g) Benin Government International Bond 4.950 01/22/35 2,118,848
750,000 (g) Benin Government International Bond 8.375 01/23/41 799,492
TOTAL BENIN 2,918,340
BRAZIL - 0.5%
BRL 24,200,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 3,954,811
1,000,000 Brazilian Government International Bond 5.500 11/06/30 1,020,650
475,000 Brazilian Government International Bond 6.000 10/20/33 485,687
TOTAL BRAZIL 5,461,148
BULGARIA - 0.1%
EUR 700,000 (f) Bulgaria Government International Bond 4.125 05/07/38 825,354
TOTAL BULGARIA 825,354
CANADA - 4.0%
CAD 3,050,000 (g) Canada Housing Trust No 1.100 12/15/26 2,144,318
CAD 8,625,000 (g) Canada Housing Trust No 3.550 09/15/32 6,324,713
CAD 2,405,000 Canada Housing Trust No 3.450 03/15/35 1,727,491
CAD 1,975,000 Canadian Government Bond 4.000 08/01/26 1,425,625
CAD 4,925,000 Canadian Government Bond 3.500 09/01/29 3,626,216
CAD 12,225,000 Canadian Government Bond 1.500 12/01/31 8,066,643
CAD 9,850,000 Canadian Government International Bond 2.000 06/01/28 6,945,811
CAD 5,200,000 Canadian Government International Bond 2.000 06/01/32 3,511,219

21
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA (continued)
CAD 1,300,000 Canadian Government International Bond 5.000% 06/01/37 $ 1,083,656
CAD 1,350,000 Hydro-Quebec 4.000 02/15/55 895,059
CAD 2,725,000 Province of British Columbia Canada 4.300 06/18/42 1,958,258
CAD 1,300,000 Province of Ontario Canada 2.150 06/02/31 886,378
CAD 5,925,000 Province of Ontario Canada 4.600 06/02/39 4,482,182
CAD 1,100,000 Province of Ontario Canada 1.900 12/02/51 486,532
CAD 1,000,000 Province of Quebec Canada 2.750 09/01/27 716,809
CAD 3,925,000 Province of Quebec Canada 5.000 12/01/41 3,046,895
TOTAL CANADA 47,327,805
CHILE - 0.5%
CLP 2,095,000,000 (g) Bonos de la Tesoreria de la Republica en pesos 6.000 04/01/33 2,289,674
EUR 925,000 Chile Government International Bond 3.875 07/09/31 1,098,877
EUR 1,880,000 Chile Government International Bond 3.800 07/01/35 2,183,225
TOTAL CHILE 5,571,776
CHINA - 9.5%
CNY 79,500,000 China Government Bond 2.910 10/14/28 11,669,395
CNY 81,200,000 China Government Bond 2.550 10/15/28 11,788,679
CNY 114,650,000 China Government Bond 1.450 04/25/30 16,052,932
CNY 145,500,000 China Government Bond 2.670 05/25/33 21,833,850
CNY 13,900,000 China Government Bond 2.520 08/25/33 2,065,889
CNY 61,600,000 China Government Bond 2.040 11/25/34 8,849,172
CNY 68,520,000 China Government Bond 1.610 02/15/35 9,493,711
CNY 91,400,000 China Government Bond 1.920 07/15/45 12,395,132
CNY 18,900,000 China Government Bond 3.860 07/22/49 3,480,893
CNY 41,300,000 China Government Bond 3.390 03/16/50 7,122,045
CNY 12,700,000 China Government Bond 3.810 09/14/50 2,327,826
CNY 34,000,000 China Government Bond 3.720 04/12/51 6,256,220
TOTAL CHINA 113,335,744
COLOMBIA - 0.4%
EUR 1,950,000 Colombia Government International Bond 5.000 09/19/32 2,198,310
COP 12,893,000,000 Colombian TES 7.750 09/18/30 2,920,011
TOTAL COLOMBIA 5,118,321
COTE D'IVOIRE - 0.4%
EUR 1,000,000 (g) Ivory Coast Government International Bond 5.875 10/17/31 1,161,493
EUR 1,825,000 (g) Ivory Coast Government International Bond 4.875 01/30/32 2,030,567
$ 1,425,000 (g) Ivory Coast Government International Bond 8.075 04/01/36 1,500,438
TOTAL COTE D'IVOIRE 4,692,498
CYPRUS - 0.3%
EUR 1,100,000 (f) Cyprus Government International Bond 0.625 01/21/30 1,176,440
EUR 1,550,000 (f) Cyprus Government International Bond 0.950 01/20/32 1,606,138
EUR 575,000 (f) Cyprus Government International Bond 2.750 02/26/34 650,615
EUR 500,000 (f) Cyprus Government International Bond 2.750 05/03/49 487,266
TOTAL CYPRUS 3,920,459
CZECH REPUBLIC - 0.5%
CZK 150,850,000 Czech Republic Government Bond 0.950 05/15/30 6,271,538
TOTAL CZECH REPUBLIC 6,271,538
DOMINICAN REPUBLIC - 0.3%
300,000 (g) Dominican Republic Government International Bond 7.050 02/03/31 322,680
2,050,000 (g) Dominican Republic Government International Bond 4.875 09/23/32 1,961,952
1,500,000 (g) Dominican Republic International Bond 5.875 10/28/35 1,496,925
TOTAL DOMINICAN REPUBLIC 3,781,557
ECUADOR - 0.1%
441,250 (g) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 401,979
309,125 (g) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 236,480
86,000 (g) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 58,480
TOTAL ECUADOR 696,939
EGYPT - 0.1%
975,000 (g) Egypt Government International Bond 8.625 02/04/30 1,044,650

International Bond
22
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EGYPT (continued)
$ 675,000 (g) Egypt Government International Bond 8.500% 01/31/47 $ 622,841
TOTAL EGYPT 1,667,491
FRANCE - 3.0%
EUR 3,775,000 (g) French Republic Government Bond OAT 0.750 11/25/28 4,151,021
EUR 8,500,000 French Republic Government Bond OAT 2.750 02/25/29 9,912,817
EUR 2,150,000 French Republic Government Bond OAT 3.500 11/25/33 2,539,318
EUR 6,125,000 (g) French Republic Government Bond OAT 4.750 04/25/35 7,873,817
EUR 3,950,000 (f),(g) French Republic Government Bond OAT 3.500 11/25/35 4,585,164
EUR 7,475,000 (g) French Republic Government Bond OAT 0.500 05/25/40 5,463,590
EUR 910,000 (g) French Republic Government Bond OAT 0.750 05/25/52 477,601
EUR 2,560,000 (g) French Republic Government Bond OAT 0.750 05/25/53 1,302,976
TOTAL FRANCE 36,306,304
GERMANY - 3.8%
EUR 16,700,000 Bundesobligation 2.200 10/10/30 19,219,889
EUR 4,675,000 Bundesrepublik Deutschland 0.500 08/15/27 5,253,922
EUR 645,000 Bundesrepublik Deutschland 0.000 08/15/29 687,478
EUR 365,000 Bundesrepublik Deutschland 2.100 11/15/29 420,121
EUR 1,000,000 Bundesrepublik Deutschland 0.000 02/15/32 997,283
EUR 1,110,000 Bundesrepublik Deutschland 2.300 02/15/33 1,268,755
EUR 10,725,000 Bundesrepublik Deutschland 1.000 05/15/38 9,962,655
EUR 3,745,000 Bundesrepublik Deutschland 0.000 08/15/52 1,861,461
EUR 2,725,000 Bundesrepublik Deutschland Bundesanleihe 2.500 02/15/35 3,117,853
EUR 1,800,000 Bundesrepublik Deutschland Bundesanleihe 2.600 05/15/41 1,971,476
TOTAL GERMANY 44,760,893
GHANA - 0.2%
562,650 (g) Ghana Government International Bond 5.000 07/03/29 547,172
1,884,100 (g) Ghana Government International Bond 5.000 07/03/35 1,621,457
TOTAL GHANA 2,168,629
GREECE - 1.3%
EUR 738,000 (g) Hellenic Republic Government Bond 3.625 06/15/35 875,733
EUR 575,000 (g) Hellenic Republic Government International Bond 3.875 03/12/29 696,024
EUR 2,300,000 (g) Hellenic Republic Government International Bond 1.500 06/18/30 2,536,033
EUR 1,300,000 (g) Hellenic Republic Government International Bond 0.750 06/18/31 1,347,935
EUR 1,100,000 (g) Hellenic Republic Government International Bond 1.750 06/18/32 1,183,812
EUR 6,400,000 (g) Hellenic Republic Government International Bond 3.375 06/15/34 7,512,888
EUR 750,000 (g) Hellenic Republic Government International Bond 4.375 07/18/38 938,248
EUR 650,000 (g) Hellenic Republic Government International Bond 4.125 06/15/54 749,477
TOTAL GREECE 15,840,150
GUATEMALA - 0.2%
1,875,000 (g) Guatemala Government Bond 6.250 08/15/36 1,975,631
TOTAL GUATEMALA 1,975,631
HONG KONG - 0.1%
EUR 1,000,000 (f) Hong Kong Government International Bond 3.125 06/10/33 1,178,775
TOTAL HONG KONG 1,178,775
HUNGARY - 0.6%
HUF 1,289,900,000 Hungary Government Bond 4.500 03/23/28 3,676,218
285,000 (g) Hungary Government International Bond 6.125 05/22/28 297,073
EUR 1,220,000 (f) Hungary Government International Bond 4.000 07/25/29 1,453,598
EUR 2,100,000 (f) Hungary Government International Bond 1.750 06/05/35 1,997,472
TOTAL HUNGARY 7,424,361
INDIA - 0.2%
INR 223,000,000 India Government International Bond 7.180 08/14/33 2,593,831
TOTAL INDIA 2,593,831
INDONESIA - 0.5%
IDR 87,080,000,000 Indonesia Treasury Bond 6.625 02/15/34 5,416,074
TOTAL INDONESIA 5,416,074
IRELAND - 0.6%
EUR 225,000 Ireland Government Bond 1.700 05/15/37 225,479
EUR 3,825,000 Ireland Government Bond 3.000 10/18/43 4,223,442

23
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IRELAND (continued)
EUR 3,000,000 Ireland Government Bond 1.500% 05/15/50 $ 2,344,162
TOTAL IRELAND 6,793,083
ITALY - 4.7%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1.250 12/01/26 2,946,464
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0.950 09/15/27 2,964,482
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0.250 03/15/28 1,075,171
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4.000 10/30/31 1,108,720
EUR 5,325,000 (g) Italy Buoni Poliennali Del Tesoro 3.150 11/15/31 6,247,877
EUR 11,250,000 (g) Italy Buoni Poliennali Del Tesoro 3.250 07/15/32 13,215,317
EUR 12,500,000 Italy Buoni Poliennali Del Tesoro 3.850 02/01/35 15,075,971
EUR 1,000,000 (g) Italy Buoni Poliennali Del Tesoro 3.650 08/01/35 1,183,516
EUR 1,150,000 (g) Italy Buoni Poliennali Del Tesoro 0.950 03/01/37 1,014,623
EUR 1,575,000 (g) Italy Buoni Poliennali Del Tesoro 5.000 08/01/39 2,078,384
EUR 2,450,000 (g) Italy Buoni Poliennali Del Tesoro 4.450 09/01/43 3,014,514
EUR 950,000 (g) Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 683,508
EUR 4,725,000 (g) Italy Buoni Poliennali Del Tesoro 4.300 10/01/54 5,505,690
TOTAL ITALY 56,114,237
JAPAN - 8.5%
JPY 21,000,000 Japan Finance Organization for Municipalities 0.320 01/19/26 136,179
JPY 30,000,000 Japan Finance Organization for Municipalities 0.145 02/16/26 194,402
JPY 14,000,000 Japan Finance Organization for Municipalities 0.020 05/22/26 90,499
JPY 268,000,000 Japan Government Five Year Bond 0.005 09/20/26 1,728,217
JPY 3,282,000,000 Japan Government Five Year Bond 0.300 09/20/28 20,887,297
JPY 319,000,000 Japan Government Five Year Bond 0.500 03/20/29 2,032,369
JPY 242,000,000 Japan Government Forty Year Bond 0.700 03/20/61 771,121
JPY 349,000,000 Japan Government Forty Year Bond 1.300 03/20/63 1,322,799
JPY 284,000,000 Japan Government Ten Year Bond 0.100 09/20/26 1,832,924
JPY 897,400,000 Japan Government Ten Year Bond 0.100 12/20/30 5,498,209
JPY 1,942,000,000 Japan Government Ten Year Bond 0.500 12/20/32 11,827,715
JPY 457,700,000 Japan Government Thirty Year Bond 0.500 09/20/46 1,945,561
JPY 73,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 277,855
JPY 1,811,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 6,857,909
JPY 143,000,000 Japan Government Thirty Year Bond 1.300 06/20/52 631,967
JPY 233,000,000 Japan Government Thirty Year Bond 1.600 12/20/53 1,092,083
JPY 174,000,000 Japan Government Thirty Year Bond 2.200 06/20/54 939,841
JPY 783,000,000 Japan Government Thirty Year Bond 2.100 09/20/54 4,126,672
JPY 131,800,000 Japan Government Twenty Year Bond 2.100 03/20/26 860,231
JPY 256,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 1,390,478
JPY 660,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 3,656,281
JPY 185,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 948,480
JPY 380,000,000 Japan Government Twenty Year Bond 0.300 09/20/39 1,932,687
JPY 4,335,000,000 Japan Government Twenty Year Bond 0.400 03/20/40 22,055,067
JPY 212,000,000 Japan Government Twenty Year Bond 1.600 03/20/44 1,194,907
JPY 750,000,000 Japan Government Twenty Year Bond 2.500 06/20/45 4,806,061
JPY 450,000,000 Japan Government Two Year Bond 0.700 02/01/27 2,916,516
TOTAL JAPAN 101,954,327
KOREA, REPUBLIC OF - 2.7%
KRW 4,350,000,000 Korea Treasury Bond 1.375 12/10/29 2,881,137
KRW 13,736,000,000 Korea Treasury Bond 2.625 03/10/30 9,552,424
KRW 9,575,000,000 Korea Treasury Bond 2.000 06/10/31 6,410,589
KRW 1,175,000,000 Korea Treasury Bond 2.375 12/10/31 799,922
KRW 12,747,000,000 Korea Treasury Bond 2.625 06/10/35 8,627,581
KRW 1,940,000,000 Korea Treasury Bond 2.375 09/10/38 1,265,911
KRW 4,081,000,000 Korea Treasury Bond 1.875 09/10/41 2,440,108

International Bond
24
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KOREA, REPUBLIC OF (continued)
KRW 730,000,000 Korea Treasury Bond 2.500% 03/10/52 $ 468,386
TOTAL KOREA, REPUBLIC OF 32,446,058
LEBANON - 0.0%
$ 1,400,000 (f),(h) Lebanon Government International Bond 6.850 03/23/27 319,200
TOTAL LEBANON 319,200
LITHUANIA - 0.1%
EUR 1,300,000 (f) Lithuania Government International Bond 3.625 03/10/36 1,500,610
TOTAL LITHUANIA 1,500,610
MALAYSIA - 0.7%
MYR 29,175,000 Malaysia Government Bond 4.642 11/07/33 7,503,350
MYR 4,000,000 Malaysia Government Bond 4.180 05/16/44 985,928
TOTAL MALAYSIA 8,489,278
MEXICO - 1.1%
2,150,000 (g) Eagle Funding Luxco Sarl 5.500 08/17/30 2,184,185
MXN 53,740,000 Mexican Bonos 8.500 03/01/29 2,942,372
MXN 53,660,000 Mexican Bonos 8.500 11/18/38 2,754,760
EUR 1,300,000 Mexico Government International Bond 4.500 03/19/34 1,519,986
EUR 1,650,000 Mexico Government International Bond 5.125 05/04/37 1,957,089
1,275,000 Mexico Government International Bond 6.400 05/07/54 1,274,918
TOTAL MEXICO 12,633,310
MOROCCO - 0.1%
1,100,000 (g) Morocco Government International Bond 3.000 12/15/32 973,360
TOTAL MOROCCO 973,360
NEW ZEALAND - 0.7%
NZD 7,725,000 New Zealand Government Bond 4.500 05/15/30 4,649,242
NZD 2,550,000 New Zealand Government Bond 4.500 05/15/35 1,508,039
NZD 7,065,000 New Zealand Government Bond 1.750 05/15/41 2,756,520
TOTAL NEW ZEALAND 8,913,801
NORWAY - 0.4%
NOK 53,450,000 (g) Norway Government International Bond 1.250 09/17/31 4,556,574
TOTAL NORWAY 4,556,574
PARAGUAY - 0.2%
1,800,000 (g) Paraguay Government International Bond 6.000 02/09/36 1,916,730
225,000 (g) Paraguay Government International Bond 6.650 03/04/55 242,224
TOTAL PARAGUAY 2,158,954
PERU - 0.4%
PEN 13,651,000 (g) Peruvian Government International Bond 5.400 08/12/34 3,938,848
1,410,000 Peruvian Government International Bond 5.375 02/08/35 1,447,379
TOTAL PERU 5,386,227
POLAND - 1.5%
315,000 (g) Bank Gospodarstwa Krajowego 6.250 10/31/28 334,795
EUR 2,025,000 (f) Bank Gospodarstwa Krajowego 4.375 03/13/39 2,381,188
PLN 25,425,000 Republic of Poland Government International Bond 5.750 04/25/29 7,172,130
PLN 14,875,000 Republic of Poland Government International Bond 6.000 10/25/33 4,256,606
EUR 2,650,000 Republic of Poland Government International Bond 3.875 07/07/37 3,076,872
EUR 700,000 (c) Republic of Poland Government International Bond 4.125 01/11/44 804,086
280,000 Republic of Poland Government International Bond 5.500 04/04/53 276,013
TOTAL POLAND 18,301,690
REPUBLIC OF SERBIA - 0.2%
EUR 1,700,000 (g) Serbia Government International Bond 1.500 06/26/29 1,835,134
EUR 675,000 (g) Serbia Government International Bond 1.650 03/03/33 658,144
TOTAL REPUBLIC OF SERBIA 2,493,278
ROMANIA - 0.6%
RON 17,415,000 Romanian Government International Bond 8.000 04/29/30 4,099,337
EUR 3,550,000 (g) Romanian Government International Bond 2.000 04/14/33 3,313,744
TOTAL ROMANIA 7,413,081
RWANDA - 0.1%
1,225,000 (g) Rwanda International Government Bond 5.500 08/09/31 1,110,998
TOTAL RWANDA 1,110,998
SINGAPORE - 0.4%
SGD 1,775,000 Singapore Government Bond 2.750 03/01/35 1,460,724

25
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SINGAPORE (continued)
SGD 3,625,000 Singapore Government International Bond 2.875% 09/01/30 $ 2,944,091
TOTAL SINGAPORE 4,404,815
SOUTH AFRICA - 0.7%
ZAR 107,675,000 Republic of South Africa Government International Bond 8.875 02/28/35 6,195,859
ZAR 27,300,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,413,852
$ 750,000 Republic of South Africa Government International Bond 7.300 04/20/52 755,707
TOTAL SOUTH AFRICA 8,365,418
SPAIN - 3.6%
EUR 10,875,000 (g) Spain Government Bond 3.150 04/30/35 12,601,754
EUR 5,325,000 (g) Spain Government Bond 4.000 10/31/54 6,176,908
EUR 1,095,000 (g) Spain Government International Bond 1.400 07/30/28 1,236,954
EUR 4,625,000 (g) Spain Government International Bond 0.600 10/31/29 4,977,775
EUR 7,610,000 (g) Spain Government International Bond 0.100 04/30/31 7,679,492
EUR 925,000 (g) Spain Government International Bond 3.250 04/30/34 1,087,241
EUR 2,175,000 (g) Spain Government International Bond 3.900 07/30/39 2,621,570
EUR 7,200,000 (g) Spain Government International Bond 1.200 10/31/40 6,050,959
TOTAL SPAIN 42,432,653
SUPRANATIONAL - 0.4%
EUR 650,000 (g) Banque Ouest Africaine de Developpement 2.750 01/22/33 644,154
INR 124,700,000 European Bank for Reconstruction & Development 6.300 10/26/27 1,401,923
INR 33,000,000 Inter-American Development Bank 7.000 04/17/33 377,504
INR 66,300,000 International Bank for Reconstruction & Development 5.500 01/21/27 741,174
IDR 31,200,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 1,917,127
TOTAL SUPRANATIONAL 5,081,882
SWITZERLAND - 0.7%
CHF 5,175,000 Swiss Confederation Government Bond 0.250 06/23/35 6,517,808
CHF 1,125,000 Swiss Confederation Government Bond 1.250 06/27/37 1,564,480
TOTAL SWITZERLAND 8,082,288
THAILAND - 0.3%
THB 57,650,000 Thailand Government Bond 3.450 06/17/43 2,089,699
THB 27,500,000 Thailand Government International Bond 3.300 06/17/38 978,203
TOTAL THAILAND 3,067,902
TURKEY - 0.2%
EUR 1,000,000 Turkiye Government International Bond 5.875 05/21/30 1,230,577
EUR 1,500,000 Turkiye Government International Bond 5.200 08/17/31 1,769,562
TOTAL TURKEY 3,000,139
UGANDA - 0.2%
UGX 9,500,000,000 Republic of Uganda Government Bonds 14.250 06/22/34 2,410,821
TOTAL UGANDA 2,410,821
UKRAINE - 0.0%
250,000 (g) Ukraine Government International Bond 1.750 02/01/29 171,500
363,440 (g) Ukraine Government International Bond 0.000 02/01/35 184,809
73,700 (g) Ukraine Government International Bond 0.000 02/01/36 37,403
TOTAL UKRAINE 393,712
UNITED KINGDOM - 6.4%
GBP 3,325,000 United Kingdom Gilt 3.750 03/07/27 4,367,242
GBP 9,475,000 United Kingdom Gilt 1.625 10/22/28 11,751,582
GBP 1,735,000 United Kingdom Gilt 0.500 01/31/29 2,059,345
GBP 2,525,000 United Kingdom Gilt 4.375 03/07/30 3,381,991
GBP 450,000 United Kingdom Gilt 0.250 07/31/31 482,552
GBP 12,650,000 (f) United Kingdom Gilt 4.000 10/22/31 16,590,355
GBP 660,000 United Kingdom Gilt 3.250 01/31/33 817,005
GBP 1,100,000 United Kingdom Gilt 0.875 07/31/33 1,129,344
GBP 760,000 United Kingdom Gilt 4.625 01/31/34 1,021,438
GBP 10,875,000 United Kingdom Gilt 4.500 03/07/35 14,386,526
GBP 3,895,000 United Kingdom Gilt 1.750 09/07/37 3,801,357
GBP 1,300,000 United Kingdom Gilt 3.750 01/29/38 1,560,924
GBP 5,800,000 United Kingdom Gilt 1.250 10/22/41 4,587,351
GBP 900,000 United Kingdom Gilt 0.875 01/31/46 558,398
GBP 1,200,000 United Kingdom Gilt 4.250 12/07/49 1,386,494
GBP 2,760,000 United Kingdom Gilt 0.625 10/22/50 1,353,855

International Bond
26
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
GBP 6,000,000 United Kingdom Gilt 4.375% 07/31/54 $ 6,943,980
TOTAL UNITED KINGDOM 76,179,739
UNITED STATES - 2.0%
$ 2,397,345 (a),(g) Chase Home Lending Mortgage Trust 6.598 07/25/56 2,432,943
2,090,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.283 03/25/42 2,149,630
1,000,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 7.783 07/25/42 1,041,663
2,000,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.733 05/25/43 2,109,905
1,925,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.456 06/25/43 2,007,174
2,855,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6.883 07/25/43 2,941,351
2,000,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 2.500%) 6.683 10/25/43 2,050,148
1,350,000 (a),(g) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6.150 02/25/44 1,361,222
2,600,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.050%) 7.233 01/25/34 2,769,819
1,400,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.750%) 9.933 09/25/42 1,518,001
1,670,000 (a),(g) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7.437 04/25/43 1,748,124
1,215,000 (a),(g) Verus Securitization Trust 6.512 01/25/70 1,232,956
TOTAL UNITED STATES 23,362,936
URUGUAY - 0.6%
UYU 137,650,000 Uruguay Government International Bond 8.250 05/21/31 3,513,675
UYU 42,600,000 Uruguay Government International Bond 8.000 10/29/35 1,089,647
2,360,000 Uruguay Government International Bond 5.442 02/14/37 2,472,100
TOTAL URUGUAY 7,075,422
UZBEKISTAN - 0.2%
UZS 7,970,000,000 (g) Republic of Uzbekistan International Bond 16.625 05/29/27 681,808
1,150,000 (g) Republic of Uzbekistan International Bond 6.900 02/28/32 1,245,261
TOTAL UZBEKISTAN 1,927,069
TOTAL GOVERNMENT BONDS
(Cost $839,355,176) 818,847,417
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 3.6%
IRELAND - 1.3%
837,843 (a),(g) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021
1A
5.889 07/22/31 1,040,285
1,117,735 (a),(g) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A 4.504 05/22/31 1,267,475
1,816,524 (a),(g) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%), Series 2021 1A 6.887 11/20/33 2,375,643
1,500,000 (a),(g) Jade Finance Designated Activity Co, (SONIA Interest Rate Benchmark + 1.950%), Series
2025 2A
0.000 08/17/35 1,973,769
1,079,778 (a),(g) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A 4.384 08/17/31 1,246,801
2,000,000 (a),(g) Sequoia Logistics DAC, (EURIBOR 3 M + 1.900%), Series 2025 1A 3.936 02/17/37 2,304,910
347,448 (a),(g) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%), Series 2021 UK1A 5.533 05/17/31 458,048
1,487,078 (a),(g) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%), Series 2021 UK1A 5.637 05/17/31 1,956,297
297,813 (a),(g) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.600%), Series 2021 UK1A 6.587 05/17/31 392,076
897,861 (a),(g) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.500%), Series 2025 UK2A 6.487 02/18/35 1,182,369
1,495,989 (a),(g) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A 4.586 11/17/36 1,725,727
TOTAL IRELAND 15,923,400
ITALY - 0.1%
860,940 (a),(g) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A 5.534 05/22/34 991,450
TOTAL ITALY 991,450
UNITED ARAB EMIRATES - 0.1%
1,000,000 (a),(g) BX Trust, (TSFR1M + 2.400%), Series 2025 OMG 6.550 10/15/27 1,002,788
TOTAL UNITED ARAB EMIRATES 1,002,788
UNITED KINGDOM - 0.1%
1,359,470 (a),(g) Sage AR Funding, (SONIA Interest Rate Benchmark + 2.000%), Series 2025 1A 5.987 05/17/37 1,790,338
TOTAL UNITED KINGDOM 1,790,338
UNITED STATES - 2.0%
2,000,000 (a),(g) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6.397 04/15/34 1,734,000
825,000 (g) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A 6.660 02/20/30 873,541
1,500,000 (a),(g) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6.383 02/15/42 1,503,290
287,773 (a),(g) BX Commercial Mortgage Trust, (CAONREPO + 3.050%), Series 2024 PURE 5.591 11/15/41 206,463
112,821 Carvana Auto Receivables Trust, Series 2021 N2 1.270 03/10/28 109,774
2,200,000 (a),(g) CIP Commercial Mortgage Trust, (TSFR1M + 2.300%), Series 2025 SBAY 6.400 10/15/37 2,207,388

27
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 1,000,000 (g) Cologix Data Centers US Issuer LLC, Series 2021 1A 3.300% 12/26/51 $ 976,949
1,424,448 (a) COMM Mortgage Trust, Series 2015 CR24 4.224 08/10/48 1,395,385
500,000 (g) Compass Datacenters Issuer III LLC, Series 2025 1A 5.656 02/25/50 509,298
1,000,000 (b),(g) DB Master Finance LLC, Series 2025 1A 4.891 08/20/55 1,002,542
1,139,520 (g) Domino's Pizza Master Issuer LLC, Series 2019 1A 3.668 10/25/49 1,098,434
1,487,605 (a),(g) ELP Commercial Mortgage Trust, (TSFR1M + 2.781%), Series 2021 ELP 6.814 11/15/38 1,484,519
1,350,000 (g) Frontier Issuer LLC, Series 2024 1 6.190 06/20/54 1,390,618
1,400,000 (a),(g) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.664%), Series 2021
MHC
2.624 04/15/38 1,399,960
1,500,000 (g) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5.400 08/20/55 1,517,762
88,160 (g) MVW LLC, Series 2021 1WA 1.940 01/22/41 84,508
122,288 (g) Oportun Issuance Trust, Series 2021 B 1.960 05/08/31 119,979
122,288 (g) Oportun Issuance Trust, Series 2021 B 3.650 05/08/31 121,040
1,000,000 (g) Sierra Receivables Funding Co, Series 2025 3A 4.640 08/22/44 993,354
1,485,000 (g) Subway Funding LLC, Series 2024 3A 5.246 07/30/54 1,477,411
1,333,500 (g) Taco Bell Funding LLC, Series 2018 1A 4.940 11/25/48 1,330,802
1,750,000 (a),(g) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.292%), Series 2025 AGLN 6.324 07/15/37 1,754,067
TOTAL UNITED STATES 23,291,084
TOTAL STRUCTURED ASSETS
(Cost $43,390,694) 42,999,060
TOTAL LONG-TERM INVESTMENTS
(Cost $1,145,487,050) 1,125,472,161
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 6.3%
GOVERNMENT AGENCY DEBT - 1.5%
10,000,000 Federal Farm Credit Discount Notes 0.000 12/23/25 9,944,055
5,000,000 Federal Home Loan Bank (FHLB) 0.000 11/28/25 4,984,989
3,000,000 Federal Home Loan Bank (FHLB) 0.000 12/26/25 2,982,267
TOTAL GOVERNMENT AGENCY DEBT 17,911,311
REPURCHASE AGREEMENT - 3.5%
42,001,000 (i) Fixed Income Clearing Corporation 4.150 11/03/25 42,001,000
TOTAL REPURCHASE AGREEMENT 42,001,000
TREASURY DEBT - 1.3%
CAD 4,200,000 Canadian Treasury Bill 0.000 01/14/26 2,980,801
EGP 80,000,000 Egypt Treasury Bills 0.000 04/07/26 1,520,702
EGP 54,000,000 Egypt Treasury Bills 0.000 04/14/26 1,023,152
JPY 771,000,000 Japan Treasury Discount Bill 0.000 02/09/26 4,996,513
5,000,000 United States Treasury Bill 0.000 11/12/25 4,995,203
TOTAL TREASURY DEBT 15,516,371
TOTAL SHORT-TERM INVESTMENTS
(Cost $75,451,254) 75,428,682
TOTAL INVESTMENTS - 100.7%
(Cost $1,220,938,304) 1,200,900,843
OTHER ASSETS & LIABILITIES, NET - (0.7)% (8,699,506)
NET ASSETS - 100.0% $ 1,192,201,337

International Bond
28
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAONREPO Canadian Overnight Repo Rate Average
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SGD Singapore Dollar
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) All or a portion of this security is owned by Nuveen International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(d) Perpetual security. Maturity date is not applicable.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(f) All or a portion of this security is owned by Nuveen International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $293,589,680 or 24.4% of Total
Investments.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $42,015,525 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 10/31/32, valued at $42,841,215.

29
See Notes to Financial Statements
Investment in Derivatives
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 13,034,880 AUD 19,737,934 Australia and New Zealand Banking Group Limited 01/09/26 $ 111,508
$ 25,674,805 EUR 21,842,495 Australia and New Zealand Banking Group Limited 01/08/26 371,246
$ 2,084,890 EUR 1,795,223 Australia and New Zealand Banking Group Limited 01/08/26 7,470
$ 5,003,956 EUR 4,305,297 Australia and New Zealand Banking Group Limited 01/08/26 21,895
$ 1,393,820 EUR 1,200,002 Australia and New Zealand Banking Group Limited 01/08/26 5,185
$ 1,277,241 GBP 950,319 Australia and New Zealand Banking Group Limited 01/08/26 28,605
$ 1,745,391 GBP 1,298,940 Australia and New Zealand Banking Group Limited 01/08/26 38,696
$ 3,460,838 GBP 2,590,516 Australia and New Zealand Banking Group Limited 01/08/26 57,578
$ 1,285,625 GBP 960,614 Australia and New Zealand Banking Group Limited 01/08/26 23,462
$ 1,350,449 GBP 1,025,559 Australia and New Zealand Banking Group Limited 01/08/26 2,954
$ 6,191,989 GBP 4,722,929 Australia and New Zealand Banking Group Limited 01/08/26 (12,705)
$ 599,720 GBP 456,579 Australia and New Zealand Banking Group Limited 01/08/26 (104)
$ 4,517,209 NZD 7,736,663 Australia and New Zealand Banking Group Limited 01/09/26 76,436
$ 53,241,700 CNH 377,215,580 Bank of America 11/14/25 232,335
$ 5,917,568 EUR 5,069,866 Bank of America 01/08/26 44,353
$ 6,405,152 EUR 5,515,264 Bank of America 01/08/26 15,963
$ 2,398,953 EUR 2,045,325 Bank of America 01/08/26 29,535
$ 1,768,189 EUR 1,510,736 Bank of America 01/08/26 18,069
$ 3,601,931 EUR 3,082,063 Bank of America 01/08/26 31,498
$ 3,868,577 GBP 2,879,517 Bank of America 01/08/26 85,143
$ 1,001,742 IDR 16,639,337,040 Bank of America 11/18/25 1,211
$ 156,703 MXN 2,908,834 Bank of America 11/14/25 372
$ 469,712 PEN 1,597,021 Bank of America 11/18/25 (4,403)
$ 998,718 PLN 3,624,296 Bank of America 11/14/25 17,427
$ 235,474 RON 1,030,973 Bank of America 11/14/25 1,955
$ 736,109 CZK 15,399,877 Barclays Bank PLC 11/14/25 6,402
$ 697,427 MYR 2,952,908 Barclays Bank PLC 11/18/25 (8,078)
$ 250,872 MYR 1,050,400 Barclays Bank PLC 11/18/25 (89)
$ 224,276 PEN 760,810 Barclays Bank PLC 11/18/25 (1,590)
$ 669,896 ZAR 11,653,133 Barclays Bank PLC 11/14/25 (1,551)
$ 2,636,272 AUD 4,003,389 Citibank N.A. 01/09/26 15,061
$ 1,930,173 AUD 2,967,630 Citibank N.A. 01/09/26 (12,876)
$ 967,662 CHF 761,350 Citibank N.A. 01/08/26 13,775
$ 224,628,281 EUR 191,375,260 Citibank N.A. 01/08/26 3,170,081
$ 1,544,832 EUR 1,319,812 Citibank N.A. 01/08/26 17,554
$ 22,553,427 EUR 19,263,855 Citibank N.A. 01/08/26 261,421
$ 7,140,246 EUR 6,099,978 Citibank N.A. 01/08/26 81,391
$ 389,505 EUR 333,410 Citibank N.A. 01/08/26 3,685
$ 1,501,108 EUR 1,289,091 Citibank N.A. 01/08/26 9,380
$ 2,001,173 EUR 1,718,646 Citibank N.A. 01/08/26 12,368
$ 1,069,924 EUR 917,128 Citibank N.A. 01/08/26 8,629
$ 20,071,958 EUR 17,219,588 Citibank N.A. 01/08/26 145,563
$ 3,517,944 EUR 3,014,486 Citibank N.A. 01/08/26 29,601
$ 9,606,077 EUR 8,231,620 Citibank N.A. 01/08/26 80,501
$ 488,090 EUR 418,703 Citibank N.A. 01/08/26 3,570
$ 1,016,461 EUR 868,968 Citibank N.A. 01/08/26 10,897
$ 935,162 EUR 800,000 Citibank N.A. 01/08/26 9,407
$ 475,737 EUR 409,092 Citibank N.A. 01/08/26 2,339
$ 8,026,974 EUR 6,891,417 Citibank N.A. 01/08/26 52,272
$ 1,463,968 GBP 1,095,490 Citibank N.A. 01/08/26 24,780
$ 2,008,809 GBP 1,498,197 Citibank N.A. 01/08/26 40,570
$ 7,507,460 JPY 1,130,599,274 Citibank N.A. 01/09/26 118,596
$ 2,003,062 JPY 301,654,651 Citibank N.A. 01/09/26 31,642
$ 997,159 JPY 150,168,944 Citibank N.A. 01/09/26 15,752
$ 1,008,118 JPY 151,651,304 Citibank N.A. 01/09/26 17,023
$ 3,551,431 JPY 534,242,390 Citibank N.A. 01/09/26 59,969
$ 4,357,398 JPY 655,484,150 Citibank N.A. 01/09/26 73,579
$ 3,000,915 JPY 451,928,087 Citibank N.A. 01/09/26 47,406
$ 6,590,558 JPY 991,418,677 Citibank N.A. 01/09/26 111,288
$ 17,366,178 KRW 24,455,920,000 Citibank N.A. 11/18/25 240,548
$ 553,233 NZD 953,825 Citibank N.A. 01/09/26 5,746

International Bond
30
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2025
(continued)
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 1,153,841 NZD 1,989,330 Citibank N.A. 01/09/26 $ 11,984
$ 1,095,672 RON 4,789,347 Citibank N.A. 11/14/25 10,871
$ 2,079,089 THB 67,337,538 Citibank N.A. 11/18/25 (6,450)
$ 668,203 ZAR 11,648,900 Citibank N.A. 11/14/25 (3,000)
$ 1,304,568 ZAR 22,559,484 Citibank N.A. 11/14/25 4,704
$ 732,504 CZK 15,303,753 Goldman Sachs 11/14/25 7,352
$ 1,009,068 EUR 862,534 Goldman Sachs 01/08/26 10,949
$ 1,795,160 EUR 1,542,885 Goldman Sachs 01/08/26 9,744
$ 1,458,194 EUR 1,246,258 Goldman Sachs 01/08/26 16,032
$ 2,015,536 GBP 1,500,000 Goldman Sachs 01/08/26 44,928
$ 5,710,706 IDR 94,963,330,000 Goldman Sachs 11/18/25 515
$ 157,245 MXN 2,902,715 Goldman Sachs 11/14/25 1,244
$ 1,000,019 NZD 1,716,740 Goldman Sachs 01/09/26 14,627
$ 672,741 ZAR 11,618,655 Goldman Sachs 11/14/25 3,281
$ 579,071 AUD 890,757 Morgan Stanley 01/09/26 (4,151)
$ 1,498,157 AUD 2,305,433 Morgan Stanley 01/09/26 (11,320)
$ 6,360,723 CAD 8,829,989 Morgan Stanley 01/08/26 42,293
$ 5,522,867 CAD 7,726,375 Morgan Stanley 01/08/26 (5,856)
$ 5,020,448 CAD 6,977,956 Morgan Stanley 01/08/26 27,267
$ 4,320,144 CHF 3,411,773 Morgan Stanley 01/08/26 45,570
$ 964,813 CHF 760,561 Morgan Stanley 01/08/26 11,914
$ 954,119 CHF 759,364 Morgan Stanley 01/08/26 2,721
$ 952,722 CHF 752,352 Morgan Stanley 01/08/26 10,108
$ 3,439,394 CZK 71,570,071 Morgan Stanley 11/14/25 48,120
$ 739,992 CZK 15,442,423 Morgan Stanley 11/14/25 8,269
$ 3,365,442 EUR 2,896,373 Morgan Stanley 01/08/26 13,778
$ 1,822,826 EUR 1,560,321 Morgan Stanley 01/08/26 17,233
$ 1,172,770 EUR 1,010,841 Morgan Stanley 01/08/26 3,031
$ 1,188,743 EUR 1,021,657 Morgan Stanley 01/08/26 6,488
$ 1,991,182 EUR 1,707,693 Morgan Stanley 01/08/26 15,050
$ 1,278,320 EUR 1,094,247 Morgan Stanley 01/08/26 12,065
$ 14,956,219 EUR 12,880,482 Morgan Stanley 01/08/26 51,008
$ 20,862,208 EUR 17,927,729 Morgan Stanley 01/08/26 116,357
$ 23,309,934 EUR 19,870,034 Morgan Stanley 01/08/26 316,461
$ 18,144,864 EUR 15,470,191 Morgan Stanley 01/08/26 242,859
$ 1,538,115 EUR 1,320,891 Morgan Stanley 01/08/26 9,588
$ 1,189,494 EUR 1,021,256 Morgan Stanley 01/08/26 7,703
$ 1,741,495 EUR 1,490,535 Morgan Stanley 01/08/26 16,658
$ 503,701 EUR 432,051 Morgan Stanley 01/08/26 3,734
$ 934,695 EUR 800,000 Morgan Stanley 01/08/26 8,941
$ 1,724,353 EUR 1,476,563 Morgan Stanley 01/08/26 15,684
$ 4,492,390 GBP 3,358,031 Morgan Stanley 01/08/26 80,815
$ 6,003,867 GBP 4,516,872 Morgan Stanley 01/08/26 69,877
$ 5,968,641 GBP 4,534,256 Morgan Stanley 01/08/26 11,813
$ 1,324,824 GBP 997,740 Morgan Stanley 01/08/26 14,054
$ 5,367,973 GBP 4,044,741 Morgan Stanley 01/08/26 54,240
$ 53,979,344 GBP 40,181,499 Morgan Stanley 01/08/26 1,191,352
$ 1,669,277 GBP 1,258,796 Morgan Stanley 01/08/26 15,547
$ 1,890,896 GBP 1,419,351 Morgan Stanley 01/08/26 26,239
$ 337,526 HUF 112,483,350 Morgan Stanley 11/14/25 3,519
$ 196,485 HUF 66,371,198 Morgan Stanley 11/14/25 (597)
$ 198,377 HUF 66,580,448 Morgan Stanley 11/14/25 674
$ 746,768 IDR 12,410,608,500 Morgan Stanley 11/18/25 512
$ 2,910,636 JPY 439,527,842 Morgan Stanley 01/09/26 38,167
$ 8,570,818 JPY 1,294,257,551 Morgan Stanley 01/09/26 112,390
$ 8,022,340 JPY 1,203,443,106 Morgan Stanley 01/09/26 157,416
$ 55,438,575 JPY 8,253,882,363 Morgan Stanley 01/09/26 1,496,549
$ 2,006,603 JPY 299,567,175 Morgan Stanley 01/09/26 48,826
$ 5,047,796 JPY 771,000,000 Morgan Stanley 02/09/26 (4,954)
$ 3,483,084 KRW 4,972,241,800 Morgan Stanley 11/18/25 1,196
$ 839,830 MXN 15,501,338 Morgan Stanley 11/14/25 6,737
$ 156,696 MXN 2,887,346 Morgan Stanley 11/14/25 1,521
$ 158,379 MXN 2,920,923 Morgan Stanley 11/14/25 1,399
$ 1,197,237 MYR 5,064,312 Morgan Stanley 11/18/25 (12,723)
$ 548,351 NOK 5,456,640 Morgan Stanley 01/08/26 9,734
$ 548,286 NOK 5,520,577 Morgan Stanley 01/08/26 3,359

31
See Notes to Financial Statements
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,416,955 NOK 24,056,775 Morgan Stanley 01/08/26 $ 42,347
$ 549,862 NOK 5,495,116 Morgan Stanley 01/08/26 7,447
$ 546,722 NOK 5,556,746 Morgan Stanley 01/08/26 (1,776)
$ 496,357 NZD 861,823 Morgan Stanley 01/09/26 1,679
$ 502,295 NZD 872,131 Morgan Stanley 01/09/26 1,699
$ 907,047 NZD 1,579,996 Morgan Stanley 01/09/26 144
$ 744,747 PLN 2,719,824 Morgan Stanley 11/14/25 8,346
$ 2,729,563 PLN 9,952,008 Morgan Stanley 11/14/25 35,023
$ 751,435 PLN 2,766,061 Morgan Stanley 11/14/25 2,514
$ 746,242 PLN 2,722,327 Morgan Stanley 11/14/25 9,162
$ 264,791 RON 1,155,467 Morgan Stanley 11/14/25 3,075
$ 262,840 RON 1,155,569 Morgan Stanley 11/14/25 1,100
$ 395,703 SGD 509,936 Morgan Stanley 11/18/25 3,362
$ 987,817 SGD 1,276,183 Morgan Stanley 11/18/25 5,933
$ 543,888 SGD 700,642 Morgan Stanley 11/18/25 4,820
$ 1,993,284 SGD 2,581,727 Morgan Stanley 11/18/25 6,925
$ 547,893 SGD 709,650 Morgan Stanley 11/18/25 1,895
$ 597,926 THB 19,556,665 Morgan Stanley 11/18/25 (7,772)
EUR 1,490,535 $ 1,735,141 Morgan Stanley 11/03/25 (16,744)
EUR 620,171 $ 724,588 Morgan Stanley 01/08/26 (6,931)
EUR 586,579 $ 681,790 Morgan Stanley 01/08/26 (3,005)
GBP 997,740 $ 1,324,883 Morgan Stanley 11/04/25 (14,139)
$ 499,509 ZAR 8,607,886 Morgan Stanley 11/14/25 3,528
$ 5,034,950 EUR 4,296,821 Standard Chartered Bank 01/08/26 62,697
$ 7,947,179 GBP 5,915,698 Standard Chartered Bank 01/08/26 175,497
$ 1,202,862 GBP 914,502 Standard Chartered Bank 01/08/26 1,445
$ 4,455,662 KRW 6,320,445,400 Standard Chartered Bank 11/18/25 29,674
$ 3,770,045 KRW 5,371,295,600 Standard Chartered Bank 11/18/25 8,713
$ 226,458 PEN 780,647 Standard Chartered Bank 11/18/25 (5,296)
$ 1,039,194 PEN 3,591,454 Standard Chartered Bank 11/18/25 (27,018)
$ 262,456 RON 1,149,579 Standard Chartered Bank 11/14/25 2,073
$ 537,079 THB 17,411,627 Standard Chartered Bank 11/18/25 (2,183)
EUR 724,036 $ 845,650 Standard Chartered Bank 01/08/26 (7,801)
GBP 914,502 $ 1,202,876 Standard Chartered Bank 11/05/25 (1,479)
$ 2,988,080 AUD 4,532,053 Toronto Dominion Bank 01/09/26 20,728
$ 29,150,990 CAD 40,484,796 Toronto Dominion Bank 01/08/26 181,490
$ 5,032,539 CAD 7,028,158 Toronto Dominion Bank 01/08/26 3,436
$ 741,036 CZK 15,540,065 Toronto Dominion Bank 11/18/25 4,630
$ 972,883 HUF 324,767,814 Toronto Dominion Bank 11/14/25 8,523
$ 198,964 HUF 67,507,230 Toronto Dominion Bank 11/14/25 (1,491)
$ 3,996,043 KRW 5,721,413,800 Toronto Dominion Bank 11/18/25 (10,464)
EUR 1,094,247 $ 1,276,735 Toronto Dominion Bank 01/08/26 (10,479)
Total  $ 10,909,639
Total unrealized appreciation on forward foreign currency contracts  $ 11,116,664
Total unrealized depreciation on forward foreign currency contracts  $ (207,025)
AUD Australian Dollar KRW South Korean Won
CAD Canadian Dollar MXN Mexican Peso
CHF Switzerland Franc MYR Malaysian Ringgit
CNH Chinese Yuan Renminbi Offshore NOK Norwegian Krone
CZK Czech Republic Koruna NZD New Zealand Dollar
EUR Euro PEN Peruvian Sol
GBP Pound Sterling PLN Polish Zloty
HUF Hungary Forint RON Romanian Leu
IDR Indonesia Rupiah SGD Singapore Dollar
JPY Japanese Yen THB Thai Baht
ZAR South African Rand

32
Statement of Assets and Liabilities
See Notes to Financial Statements
October 31, 2025
6.1
Emerging Markets Debt
6.2
International Bond
§
ASSETS
Long-term investments, at value
*†
$ 750,772,050 $ 1,125,472,161
Short-term investments, at value
#
25,740,309 75,428,682
Investments purchased with collateral from securities lending, at value (cost approximates value) 14,346,629 –
Cash 1,679,948 1,120,493
Cash denominated in foreign currencies
^
2,736,829 16,233,356
Receivables:
Interest 11,745,112 10,404,986
Investments sold 4,453,146 1,066,320
Reclaims 8,788 48,145
Reimbursement from Adviser 241,164 339,141
Shares sold 369,638 518,967
Unrealized appreciation on forward foreign currency contracts 169,639 11,116,664
Other 75,135 56,035
Total assets 812,338,387 1,241,804,950
LIABILITIES
Due to affiliates 11,450 11,298
Payables:
Management fees 308,817 362,545
Collateral from securities lending 14,346,629 –
Capital gain taxes 16,903 10,993
Investments purchased - regular settlement 10,581,821 40,896,487
Investments purchased - when-issued/delayed-delivery settlement 507,273 7,836,807
Shares redeemed 24,848 31,971
Service agreement fees 5,683 23,047
Unrealized depreciation on forward foreign currency contracts 5,554 207,025
Accrued expenses:
Custodian fees 63,218 115,493
Professional fees 54,358 59,426
Shareholder reporting expenses 16,271 18,745
Shareholder servicing agent fees 9,521 966
Trustees fees 35,880 21,291
12b-1 distribution and service fees 4,907 263
Other 3,205 7,256
Total liabilities 25,996,338 49,603,613
Net assets $ 786,342,049 $ 1,192,201,337
NET ASSETS CONSIST OF:
Paid-in capital $ 840,697,411 $ 1,237,181,580
Total distributable earnings (loss) (54,355,362) (44,980,243)
Net assets $ 786,342,049 $ 1,192,201,337
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 25,347,198 $ –
†
Long-term investments, cost $ 753,713,955 $ 1,145,487,050
#
Short-term investments, cost $ 25,717,867 $ 75,451,254
^
Cash denominated in foreign currencies, cost $ 2,760,885 $ 16,791,176

33
Statement of Assets and Liabilities
See Notes to Financial Statements
October 31, 2025
6.1
Emerging Markets Debt
6.2
International Bond
§
CLASS A:
Net assets $ 23,780,565 $ 1,194,965
Shares outstanding 2,606,475 132,900
Net asset value ("NAV") per share $ 9 .12 $ 8 .99
Maximum sales charge 4.00% 4.00%
Offering price per share (NAV per share plus maximum sales charge) $ 9 .50 $ 9 .36
CLASS I:
Net assets $ 21,589,838 $ 2,503,948
Shares outstanding 2,355,592 277,454
NAV and offering price per share $ 9 .17 $ 9 .02
PREMIER CLASS:
Net assets $ 228,354 $ 93,318
Shares outstanding 25,001 10,285
NAV and offering price per share $ 9 .13 $ 9 .07
CLASS R6:
Net assets $ 116,305,809 $ 2,251,254
Shares outstanding 12,728,533 249,680
NAV and offering price per share $ 9 .14 $ 9 .02
RETIREMENT CLASS:
Net assets $ 27,395,009 $ 117,944,554
Shares outstanding 3,001,924 13,115,232
NAV and offering price per share $ 9 .13 $ 8 .99
CLASS W:
Net assets $ 597,042,474 $ 1,068,213,298
Shares outstanding 65,347,581 117,833,266
NAV and offering price per share $ 9 .14 $ 9 .07
Authorized shares - per class Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001

34
Statement of Operations
See Notes to Financial Statements
Year Ended October 31, 2025
6.1
Emerging Markets Debt
6.2
International Bond
§
INVESTMENT INCOME
Dividends $ 839,037 $ 49
Interest 38,623,946 17,200,980
Securities lending income, net 45,071 2,464
Tax withheld (130,367) (59,792)
Total investment income 39,377,687 17,143,701
EXPENSES
Management fees 2,967,695 2,371,537
12b-1 distribution and service fees — Class A 39,642 2,834
12b-1 distribution and service fees — Premier Class 328 136
Shareholder servicing agent fees — Class A 27,480 1,508
Shareholder servicing agent fees — Class I 13,535 747
Shareholder servicing agent fees — Premier Class 64 65
Shareholder servicing agent fees — Class R6 1,435 318
Shareholder servicing agent fees — Retirement Class 63,237 96,463
Shareholder servicing agent fees — Class W 669 985
Administrative service fees 47,008 46,205
Trustees fees 5,686 4,495
Custodian expenses 75,437 136,420
Overdraft expense 231 2,884
Professional fees 55,048 79,175
Registration fees 29,489 36,974
Shareholder reporting expenses 55,288 47,025
Other 33,420 39,967
Total expenses 3,415,692 2,867,738
Expenses reimbursed by the investment adviser (2,245,426) (2,521,623)
Net expenses 1,170,266 346,115
Net investment income (loss) 38,207,421 16,797,586
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
(5,646,514) (4,497,433)
Forward foreign currency contracts (214,011) (9,020,741)
Swap contracts (35,406) –
Foreign currency transactions (2,266,165) (726,603)
Net realized gain (loss) (8,162,096) (14,244,777)
Change in unrealized appreciation (depreciation) on:
Investments
‡
34,710,872 18,792,386
Forward foreign currency contracts 127,911 7,893,204
Foreign currency translations 36,989 (175,345)
Net change in unrealized appreciation (depreciation) 34,875,772 26,510,245
Net realized and unrealized gain (loss) 26,713,676 12,265,468
Net increase (decrease) in net assets from operations $ 64,921,097 $ 29,063,054
§
Consolidated Statement of Operations (see Notes to Financial Statements)
*   Net of foreign capital gains tax $ 265 $ 37,430
‡
   Net of change in foreign capital gains tax $ (12,001) $ (10,993)

35
Statement of Changes in Net Assets
See Notes to Financial Statements
6.1
Emerging Markets Debt
6.2
International Bond
§
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 38,207,421 $ 35,321,206 $ 16,797,586 $ 15,064,213
Net realized gain (loss) (8,162,096) (14,845,998) (14,244,777) (16,419,042)
Net change in unrealized appreciation (depreciation) 34,875,772 71,756,848 26,510,245 43,700,273
Net increase (decrease) in net assets from operations 64,921,097 92,232,056 29,063,054 42,345,444
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (932,716) (689,714) (17,135) –
Class I (1,296,259) (837,600) (25,888) (2,218)
Premier Class (13,636) (11,419) (1,599) (80)
Class R6 (6,844,036) (5,776,097) (14,292) (1,812)
Retirement Class (1,553,251) (1,252,812) (84,576) (519)
Class W (25,494,413) (22,845,370) (10,424,215) (3,196,948)
Total distributions (36,134,311) (31,413,012) (10,567,705) (3,201,577)
FUND SHARE TRANSACTIONS
Subscriptions 394,762,875 173,792,811 824,332,722 94,197,342
Reinvestments of distributions 10,455,774 8,480,073 138,986 4,349
Redemptions (196,182,887) (143,501,985) (71,480,599) (85,743,536)
Net increase (decrease) from Fund share transactions 209,035,762 38,770,899 752,991,109 8,458,155
Net increase (decrease) in net assets 237,822,548 99,589,943 771,486,458 47,602,022
Net assets at the beginning of period 548,519,501 448,929,558 420,714,879 373,112,857
Net assets at the end of period $ 786,342,049 $ 548,519,501 $ 1,192,201,337 $ 420,714,879
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

Financial Highlights
See Notes to Financial Statements
36
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.1
Emerging Markets Debt
Class A:
10/31/25 $ 8 .68 $ 0 .54 $ 0 .43 $ 0 .97 $ ( 0 .53 ) $ — $ ( 0 .53 ) $ 9 .12
10/31/24 7 .67 0 .51 0 .95 1 .46 ( 0 .45 ) — ( 0 .45 ) 8 .68
10/31/23 7 .34 0 .45 0 .33 0 .78
(
0 .45 ) — ( 0 .45 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .67 ) ( 2 .17 ) ( 0 .46 ) — ( 0 .46 ) 7 .34
10/31/21 9 .64 0 .43 0 .30 0 .73 ( 0 .40 ) — ( 0 .40 ) 9 .97
Class I:
10/31/25 8 .71 0 .58 0 .44 1 .02 ( 0 .56 ) — ( 0 .56 ) 9 .17
10/31/24 7 .70 0 .53 0 .94 1 .47 ( 0 .46 ) — ( 0 .46 ) 8 .71
10/31/23 7 .36 0 .47 0 .34 0 .81 ( 0 .47 ) — ( 0 .47 ) 7 .70
10/31/22 10 .00 0 .51 ( 2 .67 ) ( 2 .16 ) ( 0 .48 ) — ( 0 .48 ) 7 .36
10/31/21 9 .67 0 .46 0 .30 0 .76 ( 0 .43 ) — ( 0 .43 ) 10 .00
Premier Class:
10/31/25 8 .68 0 .57 0 .43 1 .00 ( 0 .55 ) — ( 0 .55 ) 9 .13
10/31/24 7 .67 0 .52 0 .95 1 .47 ( 0 .46 ) — ( 0 .46 ) 8 .68
10/31/23 7 .34 0 .46 0 .33 0 .79 ( 0 .46 ) — ( 0 .46 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .65 0 .47 0 .28 0 .75 ( 0 .43 ) — ( 0 .43 ) 9 .97
Class R6:
10/31/25 8 .69 0 .59 0 .42 1 .01 ( 0 .56 ) — ( 0 .56 ) 9 .14
10/31/24 7 .68 0 .54 0 .94 1 .48 ( 0 .47 ) — ( 0 .47 ) 8 .69
10/31/23 7 .34 0 .47 0 .35 0 .82 ( 0 .48 ) — ( 0 .48 ) 7 .68
10/31/22 9 .97 0 .52 ( 2 .66 ) ( 2 .14 ) ( 0 .49 ) — ( 0 .49 ) 7 .34
10/31/21 9 .65 0 .47 0 .29 0 .76 ( 0 .44 ) — ( 0 .44 ) 9 .97
Retirement Class:
10/31/25 8 .68 0 .56 0 .43 0 .99 ( 0 .54 ) — ( 0 .54 ) 9 .13
10/31/24 7 .67 0 .51 0 .95 1 .46 ( 0 .45 ) — ( 0 .45 ) 8 .68
10/31/23 7 .34 0 .45 0 .34 0 .79 ( 0 .46 ) — ( 0 .46 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .64 0 .45 0 .30 0 .75 ( 0 .42 ) — ( 0 .42 ) 9 .97
Class W:
10/31/25 8 .69 0 .64 0 .42 1 .06 ( 0 .61 ) — ( 0 .61 ) 9 .14
10/31/24 7 .68 0 .58 0 .95 1 .53 ( 0 .52 ) — ( 0 .52 ) 8 .69
10/31/23 7 .34 0 .52 0 .35 0 .87 ( 0 .53 ) — ( 0 .53 ) 7 .68
10/31/22 9 .98 0 .57 ( 2 .67 ) ( 2 .10 ) ( 0 .54 ) — ( 0 .54 ) 7 .34
10/31/21 9 .65 0 .53 0 .30 0 .83 ( 0 .50 ) — ( 0 .50 ) 9 .98
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
11 .58% $ 23,781 1 .03% 1 .00% 6 .23% 38%
19 .30 14,717 0 .92 0 .92 6 .00 31
10 .65 11,663 0 .92 0 .92 5 .73 27
( 22 .32 ) 8,722 0 .93 0 .93 5 .68 37
7 .61 15,698 0 .94 0 .94 4 .30 57
12 .10 21,590 0 .67 0 .67 6 .56 38
19 .46 17,143 0 .72 0 .72 6 .28 31
10 .99 10,133 0 .69 0 .69 5 .91 27
( 22 .17 ) 17,890 0 .69 0 .69 5 .96 37
7 .91 19,272 0 .69 0 .69 4 .55 57
11 .90 228 0 .78 0 .78 6 .51 38
19 .43 217 0 .81 0 .81 6 .15 31
10 .78 195 0 .79 0 .79 5 .81 27
( 22 .21 ) 187 0 .78 0 .78 5 .86 37
7 .74 253 0 .80 0 .80 4 .61 57
12 .09 116,306 0 .61 0 .61 6 .70 38
19 .61 120,648 0 .63 0 .63 6 .36 31
11 .11 78,811 0 .62 0 .62 5 .96 27
( 22 .07 ) 35,533 0 .62 0 .62 5 .93 37
7 .90 77,422 0 .61 0 .61 4 .67 57
11 .83 27,395 0 .86 0 .86 6 .44 38
19 .35 25,202 0 .88 0 .88 6 .10 31
10 .71 16,607 0 .87 0 .86 5 .74 27
( 22 .21 ) 13,771 0 .87 0 .80 5 .84 37
7 .78 19,212 0 .86 0 .82 4 .44 57
12 .77 597,042 0 .61 0.00 7 .29 38
20 .34 370,592 0 .63 0 .01 6 .94 31
11 .82 331,520 0 .62 0.00 6 .58 27
( 21 .65 ) 430,741 0 .62 0.00 6 .64 37
8 .66 470,716 0 .61 0.00 5 .24 57

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
–
International Bond
§
Class A:
10/31/25 $ 8.69 $ 0.23 $ 0.20 $ 0.43 $ (0.13) $ — $ (0.13) $ 8.99
10/31/24 7.90 0.23 0.56 0.79 — — — 8.69
10/31/23 7.96 0.20 0.10 0.30 (0.36) — (0.36) 7.90
10/31/22 9.91 0.15 (1.41) (1.26) (0.61) (0.08) (0.69) 7.96
10/31/21 10.22 0.11 (0.17) (0.06) (0.15) (0.10) (0.25) 9.91
Class I:
10/31/25 8.72 0.26 0.20 0.46 (0.16) — (0.16) 9.02
10/31/24 7.92 0.25 0.57 0.82 (0.02) — (0.02) 8.72
10/31/23 7.97 0.22 0.09 0.31 (0.36) — (0.36) 7.92
10/31/22 9.92 0.18 (1.40) (1.22) (0.65) (0.08) (0.73) 7.97
10/31/21 10.23 0.14 (0.17) (0.03) (0.18) (0.10) (0.28) 9.92
Premier Class:
10/31/25 8.77 0.25 0.21 0.46 (0.16) — (0.16) 9.07
10/31/24 7.96 0.25 0.57 0.82 (0.01) — (0.01) 8.77
10/31/23 8.01 0.21 0.10 0.31 (0.36) — (0.36) 7.96
10/31/22 9.99 0.17 (1.42) (1.25) (0.65) (0.08) (0.73) 8.01
10/31/21 10.29 0.13 (0.16) (0.03) (0.17) (0.10) (0.27) 9.99
Class R6:
10/31/25 8.72 0.26 0.21 0.47 (0.17) — (0.17) 9.02
10/31/24 7.92 0.26 0.56 0.82 (0.02) — (0.02) 8.72
10/31/23 7.96 0.22 0.10 0.32 (0.36) — (0.36) 7.92
10/31/22 9.94 0.18 (1.41) (1.23) (0.67) (0.08) (0.75) 7.96
10/31/21 10.24 0.15 (0.17) (0.02) (0.18) (0.10) (0.28) 9.94
Retirement Class:
10/31/25 8.70 0.24 0.20 0.44 (0.15) — (0.15) 8.99
10/31/24 7.90 0.24 0.56 0.80 (0.00)
(c)
— (0.00)
(c)
8.70
10/31/23 7.95 0.20 0.11 0.31 (0.36) — (0.36) 7.90
10/31/22 9.91 0.16 (1.41) (1.25) (0.63) (0.08) (0.71) 7.95
10/31/21 10.22 0.12 (0.17) (0.05) (0.16) (0.10) (0.26) 9.91
Class W:
10/31/25 8.77 0.32 0.20 0.52 (0.22) — (0.22) 9.07
10/31/24 7.96 0.31 0.57 0.88 (0.07) — (0.07) 8.77
10/31/23 7.96 0.27 0.11 0.38 (0.38) — (0.38) 7.96
10/31/22 9.99 0.24 (1.42) (1.18) (0.77) (0.08) (0.85) 7.96
10/31/21 10.29 0.21 (0.17) 0.04 (0.24) (0.10) (0.34) 9.99
§
Consolidated Financial Highlights (see Notes to Financial Statements)
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Value rounded to zero.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5.04% $ 1,195 0.97% 0.92% 2.68% 30%
10.00 1,229 0.96 0.95 2.69 37
3.75 1,450 0.97 0.94 2.46 29
(13.01) 1,448 1.10 0.94 1.68 39
(0.68) 1,731 1.49 0.94 1.12 37
5.34 2,504 0.62 0.60 2.98 30
10.30 1,418 0.71 0.70 2.95 37
3.96 1,133 0.70 0.67 2.74 29
(12.61) 106 0.69 0.67 2.10 39
(0.39) 117 0.68 0.68 1.38 37
5.25 93 0.80 0.72 2.88 30
10.28 90 0.83 0.75 2.89 37
3.91 82 0.80 0.75 2.65 29
(12.89) 82 0.78 0.75 1.86 39
(0.42) 103 0.80 0.75 1.31 37
5.44 2,251 0.61 0.56 3.03 30
10.37 707 0.63 0.60 3.03 37
4.12 721 0.63 0.59 2.81 29
(12.72) 630 0.61 0.59 2.03 39
(0.26) 732 0.60 0.60 1.46 37
5.06 117,945 0.83 0.80 2.78 30
10.14 5,516 0.87 0.85 2.79 37
3.92 4,489 0.87 0.84 2.55 29
(12.97) 4,435 0.86 0.84 1.77 39
(0.58) 5,682 0.84 0.84 1.21 37
6.04 1,068,213 0.58 0.00 3.61 30
11.08 411,755 0.62 0.01 3.64 37
4.80 365,238 0.62 0.00 3.39 29
(12.23) 369,347 0.61 0.00 2.60 39
0.29 516,606 0.59 0.00 2.07 37

40
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2025, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2025 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-
front sales charge.
Change in Fiscal and Tax Year Ends: On October 8, 2025, each Fund’s Board of Trustees (the "Board") approved that each Fund’s fiscal and tax year ends (collectively, “fiscal year end”) be changed from October 31 to December 31, which became effective
November 1, 2025. The Funds continued to follow their current regulatory reporting schedules and prepared an annual report as of
October 31, 2025, which will then be followed by an annual report for the two-month period ended December 31, 2025.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Basis for Consolidation:   International Bond is presented on a consolidated basis with the Nuveen International Bond Fund Offshore
Limited (the “Regulation S Subsidiary”) and the Nuveen International Bond Fund Taxable Offshore Limited (the “TEFRA Bond
Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of International Bond organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on March
1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation
S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1, 2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S.
federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund
(except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiaries is as follows:
Fund Name Short Name
Nuveen Emerging Markets Debt Fund Emerging Markets Debt
Nuveen International Bond Fund International Bond
Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $61,091,636 $55,393,427
Net assets 61,289,982 57,072,159
Net investment income (loss) 1,219,050 732,570
Net realized gain (loss) 500,672 (572,668)

41
Compensation: The Funds pay the members of the Board all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Regulation S Subsidiary TEFRA Bond Subsidiary
Net change in unrealized appreciation (depreciation) 2,221,616 1,370,103
% of Fund's consolidated net assets 5% 5%

Notes to Financial Statements
(continued)
42
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements
to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024.
Management is currently evaluating the implications of these changes on the financial statements.
Segment Reporting : In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU
2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted
ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The
CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the
CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the
Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

43
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $3,744,300 $— $3,744,300
Common stocks — 4,169,569 — 4,169,569
Corporate bonds — 349,455,756 — 349,455,756
Government bonds — 380,733,999 — 380,733,999
Investment companies 10,089,448 — — 10,089,448
Structured assets — — 2,578,978 2,578,978
Investments purchased with collateral from securities lending 14,346,629 — — 14,346,629
Short-Term Investments
:
Government agency debt — 4,984,989 — 4,984,989
Repurchase agreement — 13,707,000 — 13,707,000
Treasury debt — 7,048,320 — 7,048,320
Investments in Derivatives
:
Forward foreign currency contracts* — 164,085 — 164,085
Total $24,436,077 $764,008,018 $2,578,978 $791,023,073
1 1 1 1 1

Notes to Financial Statements
(continued)
44
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Level 1 Level 2 Level 3 Total
International Bond
Long-Term Investments
:
Bank loan obligations $— $10,907,826 $— $10,907,826
Corporate bonds — 252,717,858 — 252,717,858
Government bonds — 818,847,417 — 818,847,417
Structured assets — 42,999,060 — 42,999,060
Short-Term Investments
:
Government agency debt — 17,911,311 — 17,911,311
Repurchase agreement — 42,001,000 — 42,001,000
Treasury debt — 15,516,371 — 15,516,371
Investments in Derivatives
:
Forward foreign currency contracts* — 10,909,639 — 10,909,639
Total $— $1,211,810,482 $— $1,211,810,482
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Emerging Markets Debt Fixed Income Clearing Corporation $ 13,707,000 $ (13,981,216)
International Bond Fixed Income Clearing Corporation 42,001,000 (42,841,215)
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Emerging Markets Debt $9,986,011 $15,361,187 $14,346,629 $11,843,015 $26,189,644
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

45
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Forward Foreign Currency Contracts: During the current fiscal period, the Funds listed below used forward foreign currency contracts to hedge a portion of its exposure to non-U.S. dollar denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
6.1
Emerging Markets Debt $ 393,877,315 $ – $ 202,921,819 $ –
6.2
International Bond 847,800,616 15,791,813 145,770,110 1,139,531
Fund Average Notional Amount of Forward Contracts Outstanding*
6.1
Emerging Markets Debt $ 8,077,842
6.2
International Bond 484,683,932
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Emerging Markets Debt Citibank N.A. $ 150,350 $ — $ 150,350 $ — $ 150,350
Morgan Stanley 19,289 (5,554) 13,735 — 13,735
Total $169,639 $(5,554) $164,085 $— $164,085
International Bond Australia and New Zealand Banking Group
Limited 745,035 (12,809) 732,226 — 732,226
Bank of America 477,861 (4,403) 473,458 — 473,458
Barclays Bank PLC 6,402 (11,308) (4,906) — (4,906)
Citibank N.A. 4,741,953 (22,326) 4,719,627 — 4,719,627
Goldman Sachs 108,672 — 108,672 — 108,672
Morgan Stanley 4,537,835 (89,968) 4,447,867 — 4,447,867
Standard Chartered Bank 280,099 (43,777) 236,322 — 236,322
Toronto Dominion Bank 218,807 (22,434) 196,373 — 196,373
Total $11,116,664 $(207,025) $10,909,639 $— $10,909,639
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.

Notes to Financial Statements
(continued)
46
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
Fund Average Notional Amount of Swap Contracts Outstanding*
6.1
Emerging Markets Debt $ 300,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Emerging Markets Debt
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 169,639 Unrealized depreciation
on forward contracts
$ (5,554)
1 1 1 1 1 1 1 1
International Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
11,116,664 Unrealized depreciation
on forward contracts
(207,025)
1 1 1 1 1 1 1 1

47
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt
Forward foreign currency contracts Foreign currency exchange rate $ (214,011) $ 127,911
Swap contracts Credit (35,406) –
6.2
International Bond
Forward foreign currency contracts Foreign currency exchange rate (9,020,741) 7,893,204
Year Ended
10/31/25
Year Ended
10/31/24
6.1
Emerging Markets Debt Shares Value Shares Value
Subscriptions:
Class A 4,494,309 $ 39,238,087 6,027,549 $ 50,701,300
Class I 1,753,094 15,672,027 1,118,689 9,315,032
Premier Class 1 5 – –
Class R6 4,311,980 37,946,523 4,217,816 35,622,486
Retirement Class 983,550 8,691,661 1,294,560 10,766,725
Class W 32,605,228 293,214,572 8,026,542 67,387,268
Total subscriptions 44,148,162 394,762,875 20,685,156 173,792,811
Reinvestments of distributions:
Class A 105,487 924,582 81,047 682,696
Class I 129,624 1,138,050 97,920 829,572
Class R6 782,505 6,840,430 676,130 5,715,462
Retirement Class 177,663 1,552,712 148,219 1,252,343
Total reinvestments of distributions 1,195,279 10,455,774 1,003,316 8,480,073
Redemptions:
Class A (3,689,279) (32,117,717) (5,932,311) (50,012,881)
Class I (1,495,406) (13,406,582) (564,657) (4,759,123)
Premier Class (1) (5) (472) (3,840)
Class R6 (6,255,040) (54,399,854) (1,270,728) (10,758,111)
Retirement Class (1,064,122) (9,348,443) (703,244) (5,989,053)
Class W (9,923,670) (86,910,286) (8,546,905) (71,978,977)
Total redemptions (22,427,518) (196,182,887) (17,018,317) (143,501,985)
Net increase (decrease) from shareholder transactions 22,915,923 $ 209,035,762 4,670,155 $ 38,770,899
Year Ended
10/31/25
Year Ended
10/31/24
6.2
International Bond Shares Value Shares Value
Subscriptions:
Class A 22,289 $ 195,214 11,927 $ 99,967
Class I 247,570 2,166,837 32,996 275,215
Premier Class – – 1 8
Class R6 198,407 1,742,203 16,693 139,755
Retirement Class 12,607,495 111,014,156 290,526 2,452,933
Class W 78,752,931 709,214,312 10,799,831 91,229,464
Total subscriptions 91,828,692 824,332,722 11,151,974 94,197,342
Reinvestments of distributions:
Class A 1,915 16,682 – –
Class I 2,729 23,769 248 2,038
Class R6 1,623 14,123 218 1,792
Retirement Class 9,703 84,412 63 519
Total reinvestments of distributions 15,970 138,986 529 4,349
Redemptions:
Class A (32,629) (284,473) (54,200) (453,856)
Class I (135,430) (1,187,025) (13,761) (116,903)
Premier Class (1) (8) – –
Class R6 (31,386) (275,290) (26,891) (225,301)
Retirement Class (136,031) (1,180,575) (224,996) (1,909,147)
Class W (7,876,598) (68,553,228) (9,745,822) (83,038,329)
Total redemptions (8,212,075) (71,480,599) (10,065,670) (85,743,536)
Net increase (decrease) from shareholder transactions 83,632,587 $ 752,991,109 1,086,833 $ 8,458,155

Notes to Financial Statements
(continued)
48
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions, foreign taxes paid, tax treatment of earnings and profits from the TEFRA Bond Subsidiary, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. The Adviser is not compensated directly by the Subsidiaries for their services, rather it is provided a management fee on the average net assets of the
Fund which includes investments in the Subsidiaries.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt $794,296,985 $21,517,026 $(24,790,938) $(3,273,912)
6.2
International Bond 1,239,691,911 15,138,040 (43,019,469) (27,881,429)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
6.1
Emerging Markets Debt $5,884,190 $– $(3,304,238) $(56,900,990) $– $(34,324) $(54,355,362)
6.2
International Bond 17,210,170 – (28,411,896) (33,758,382) – (20,135) (44,980,243)
10/31/25 10/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
6.1
Emerging Markets Debt $ 36,134,311 $ – $ 31,413,012 $ –
6.2
International Bond 10,567,705 – 3,201,577 –
Fund Short-Term Long-Term Total
6.1
Emerging Markets Debt $ 6,840,298 $ 50,060,692 $ 56,900,990
6.2
International Bond 14,576,508 19,181,874 33,758,382

49
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The management fee schedule for each Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen
Fund Advisors, LLC (“Nuveen Fund Advisors”).
For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1,
2025, 21% of the net assets of each Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United
States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or
Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen
Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The fund-level fee range and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350%
For the next $200 billion 0.1325%
For eligible assets over $400 billion 0.1300%
Fund
Complex-Level Fee
6.1
Emerging Markets Debt 0.1591%
6.2
International Bond 0.1591%

Notes to Financial Statements
(continued)
50
Effective May 1, 2025, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Emerging Markets Risks
The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.1
Emerging Markets Debt* 0.290%—0.390% 1.000% 0.800% 0.800% 0.650% 0.900% 0.650%
6.2
International Bond* 0.240%—0.340% 0.950 0.750 0.750 0.600 0.850 0.600
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2026. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.2
International Bond* 0.240%—0.340% 0.890% 0.690% 0.690% 0.540% 0.790% 0.540%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund
Sales Charges Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Emerging Markets Debt $ 1,210 $ 1,058
International Bond 1,739 1,528
Underlying Fund
Nuveen Lifecycle
Funds Total
6.1
Emerging Markets Debt 76% 76%
6.2
International Bond 88 88

51
10. Borrowing Arrangements
Line of Credit: During June 2025, the Funds along with certain funds managed by the Adviser or by an affiliate of the
Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.

52
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
6.1
Emerging Markets Debt $ –
6.2
International Bond –
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
6.1
Emerging Markets Debt 5.0% 2.4%
6.2
International Bond 4.5 —
Fund Percentage
6.1
Emerging Markets Debt 91.4%
6.2
International Bond 100.0

Report of Independent Registered Public Accounting Firm
1
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Core Equity Fund, Nuveen Large Cap Growth Fund, Nuveen
Large Cap Value Fund, Nuveen Quant Mid Cap Growth Fund, Nuveen Mid Cap Value Fund, Nuveen Quant Small Cap Equity Fund,
Nuveen Quant Small/Mid Cap Equity Fund, Nuveen Large Cap Responsible Equity Fund, Nuveen Emerging Markets Equity Fund,
Nuveen International Equity Fund, Nuveen International Opportunities Fund, Nuveen Quant International Small Cap Equity Fund and
Nuveen International Responsible Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Core
Equity Fund, Nuveen Large Cap Growth Fund, Nuveen Large Cap Value Fund, Nuveen Quant Mid Cap Growth Fund, Nuveen Mid Cap
Value Fund, Nuveen Quant Small Cap Equity Fund, Nuveen Quant Small/Mid Cap Equity Fund, Nuveen Large Cap Responsible Equity
Fund, Nuveen Emerging Markets Equity Fund, Nuveen International Equity Fund, Nuveen International Opportunities Fund, Nuveen
Quant International Small Cap Equity Fund and Nuveen International Responsible Equity Fund (thirteen of the funds constituting
TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October
31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Core Equity
Portfolio of Investments October 31, 2025
2
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.8%
292,059 (a) Tesla, Inc $ 133,342,457
TOTAL AUTOMOBILES & COMPONENTS 133,342,457
BANKS - 3.0%
1,420,197 Citigroup, Inc 143,766,542
242,222 JPMorgan Chase & Co 75,360,109
TOTAL BANKS 219,126,651
CAPITAL GOODS - 6.7%
247,940 Cummins, Inc 108,518,379
120,944 Eaton Corp plc 46,147,393
416,537 Howmet Aerospace, Inc 85,785,795
729,440 Ingersoll Rand, Inc 55,678,155
738,721 RTX Corp 131,861,699
99,859 Trane Technologies plc 44,801,740
12,125 TransDigm Group, Inc 15,865,684
TOTAL CAPITAL GOODS 488,658,845
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.4%
1,001,988 (a) Amazon.com, Inc 244,705,509
15,832 (a) Autozone, Inc 58,173,576
259,683 Home Depot, Inc 98,573,070
617,284 TJX Cos, Inc 86,506,180
243,127 (b) Williams-Sonoma, Inc 47,249,301
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 535,207,636
CONSUMER DURABLES & APPAREL - 0.7%
419,058 Pulte Homes, Inc 50,232,482
TOTAL CONSUMER DURABLES & APPAREL 50,232,482
CONSUMER SERVICES - 1.6%
1,833,163 (a) Carnival Corp 52,850,089
285,632 (a) Expedia Group, Inc 62,839,040
TOTAL CONSUMER SERVICES 115,689,129
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.8%
102,632 Costco Wholesale Corp 93,543,936
653,663 (a),(b) Performance Food Group Co 63,235,359
1,917,258 Walmart, Inc 193,988,164
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 350,767,459
ENERGY - 0.4%
182,772 Chevron Corp 28,826,800
TOTAL ENERGY 28,826,800
FINANCIAL SERVICES - 5.9%
119,726 Ameriprise Financial, Inc 54,208,341
749,066 Bank of New York Mellon Corp 80,846,693
45,386 Goldman Sachs Group, Inc 35,826,347
332,201 Mastercard, Inc (Class A) 183,371,630
214,523 Visa, Inc (Class A) 73,096,567
TOTAL FINANCIAL SERVICES 427,349,578
FOOD, BEVERAGE & TOBACCO - 0.8%
994,034 Altria Group, Inc 56,043,637
TOTAL FOOD, BEVERAGE & TOBACCO 56,043,637
HEALTH CARE EQUIPMENT & SERVICES - 5.8%
1,098,338 (a) Boston Scientific Corp 110,624,603
331,481 HCA, Inc 152,375,186
425,056 (a),(b) Tenet Healthcare Corp 87,769,814
256,503 (a) Veeva Systems, Inc 74,693,674
TOTAL HEALTH CARE EQUIPMENT & SERVICES 425,463,277
MATERIALS - 1.4%
137,123 Linde plc 57,358,551

3
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
268,029 Steel Dynamics, Inc $ 42,026,947
TOTAL MATERIALS 99,385,498
MEDIA & ENTERTAINMENT - 10.7%
702,863 Alphabet, Inc 198,080,851
837,078 Alphabet, Inc (Class A) 235,377,963
338,982 Meta Platforms, Inc 219,778,980
1,095,207 Walt Disney Co 123,342,212
TOTAL MEDIA & ENTERTAINMENT 776,580,006
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
74,764 AbbVie, Inc 16,301,543
153,715 (a),(b) Alnylam Pharmaceuticals, Inc 70,100,189
81,309 Eli Lilly & Co 70,158,284
774,498 Johnson & Johnson 146,279,437
58,953 (a) Regeneron Pharmaceuticals, Inc 38,425,565
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 341,265,018
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.1%
346,216 (a) Advanced Micro Devices, Inc 88,672,842
819,755 Broadcom, Inc 303,006,041
1,021,624 Lam Research Corp 160,864,915
3,426,849 Nvidia Corp 693,902,654
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,246,446,452
SOFTWARE & SERVICES - 14.4%
34,150 (a) AppLovin Corp 21,764,819
2,166,467 Gen Digital, Inc 57,108,070
126,694 Intuit, Inc 84,574,580
1,084,876 Microsoft Corp 561,759,642
479,722 (a) Palantir Technologies, Inc 96,169,869
363,943 (a) Palo Alto Networks, Inc 80,154,806
214,043 Salesforce, Inc 55,738,938
323,186 (a) Snowflake, Inc 88,837,368
TOTAL SOFTWARE & SERVICES 1,046,108,092
TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
1,546,800 Apple, Inc 418,208,316
1,528,225 Cisco Systems, Inc 111,728,530
116,638 Seagate Technology Holdings plc 29,845,331
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 559,782,177
TRANSPORTATION - 2.1%
1,018,859 (a) Uber Technologies, Inc 98,319,893
584,648 (a) United Airlines Holdings, Inc 54,980,298
TOTAL TRANSPORTATION 153,300,191
UTILITIES - 2.8%
1,280,230 (b) Alliant Energy Corp 85,544,969
972,674 American Electric Power Co, Inc 116,973,775
TOTAL UTILITIES 202,518,744
TOTAL COMMON STOCKS
(Cost $4,198,456,941) 7,256,094,129
TOTAL LONG-TERM INVESTMENTS
(Cost $4,198,456,941) 7,256,094,129
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
6,153,167 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(d) 6,153,167
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,153,167) 6,153,167
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/28/25 4,984,989

Core Equity
4
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT (continued)
$ 500,000 Federal Home Loan Bank (FHLB) 0 .000% 12/26/25 $ 497,044
TOTAL GOVERNMENT AGENCY DEBT 5,482,033
REPURCHASE AGREEMENT - 0.1%
10,557,000 (e) Fixed Income Clearing Corporation 4 .150 11/03/25 10,557,000
TOTAL REPURCHASE AGREEMENT 10,557,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,039,392) 16,039,033
TOTAL INVESTMENTS - 100.1%
(Cost $4,220,649,500) 7,278,286,329
OTHER ASSETS & LIABILITIES, NET - (0.1)% (6,865,460)
NET ASSETS - 100.0% $ 7,271,420,869
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,920,700.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $10,560,651 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
1.875% and maturity date 7/15/34, valued at $10,768,245.

Portfolio of Investments October 31, 2025
Large Cap Growth
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.7%
COMMON STOCKS - 97.7%
AUTOMOBILES & COMPONENTS - 3.0%
449,578 (a) Tesla, Inc $ 205,259,332
TOTAL AUTOMOBILES & COMPONENTS 205,259,332
BANKS - 0.5%
398,206 Wells Fargo & Co 34,631,976
TOTAL BANKS 34,631,976
CAPITAL GOODS - 3.7%
285,043 (a) Boeing Co 57,299,344
167,449 General Electric Co 51,733,369
124,117 Quanta Services, Inc 55,744,668
18,195 TransDigm Group, Inc 23,808,339
329,025 Vertiv Holdings Co 63,455,762
TOTAL CAPITAL GOODS 252,041,482
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
242,353 Waste Connections, Inc 40,637,751
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 40,637,751
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 10.1%
2,549,795 (a) Amazon.com, Inc 622,710,935
10,704 (a) Autozone, Inc 39,331,099
459,760 Prosus NV 31,777,899
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 693,819,933
CONSUMER DURABLES & APPAREL - 0.3%
116 (a) NVR, Inc 836,455
3,796,300 (a) PRADA S.p.A 22,402,969
TOTAL CONSUMER DURABLES & APPAREL 23,239,424
CONSUMER SERVICES - 3.5%
10,665 Booking Holdings, Inc 54,154,097
4,168,852 (a) Carnival Corp 120,188,003
55,548 (a) Flutter Entertainment plc 12,796,907
68,199 (a) Flutter Entertainment plc 15,862,406
438,860 Starbucks Corp 35,490,608
TOTAL CONSUMER SERVICES 238,492,021
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
28,739 Costco Wholesale Corp 26,194,162
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 26,194,162
FINANCIAL SERVICES - 6.0%
28,950 (a),(b) Adyen NV 49,605,367
5,808 American Express Co 2,095,120
555,415 (a) Chime Financial, Inc 9,536,475
3,133,698 (a) Grab Holdings Ltd 18,833,525
216,772 KKR & Co, Inc 25,650,631
399,317 (a) PayPal Holdings, Inc 27,660,689
6,626,680 (a),(c) Rocket Cos, Inc 110,400,489
492,042 Visa, Inc (Class A) 167,658,391
TOTAL FINANCIAL SERVICES 411,440,687
FOOD, BEVERAGE & TOBACCO - 1.0%
431,507 Mondelez International, Inc 24,794,392
606,501 (a) Monster Beverage Corp 40,532,462
TOTAL FOOD, BEVERAGE & TOBACCO 65,326,854
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
129,683 (a) Intuitive Surgical, Inc 69,287,033
34,586 (a) Veeva Systems, Inc 10,071,443
TOTAL HEALTH CARE EQUIPMENT & SERVICES 79,358,476
INSURANCE - 0.6%
212,835 Progressive Corp 43,844,010
TOTAL INSURANCE 43,844,010
MEDIA & ENTERTAINMENT - 12.9%
1,720,707 Alphabet, Inc 484,929,647

Large Cap Growth
6
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
522,854 (a) Liberty Media Corp-Liberty Formula One (Class C) $ 52,206,972
307,909 Meta Platforms, Inc 199,632,800
727,031 (a) ROBLOX Corp 82,677,965
571,141 Walt Disney Co 64,321,900
TOTAL MEDIA & ENTERTAINMENT 883,769,284
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
130,696 Eli Lilly & Co 112,772,351
520,108 (a) Galderma Group AG. 96,590,299
83,143 (a) Regeneron Pharmaceuticals, Inc 54,192,607
90,654 Thermo Fisher Scientific, Inc 51,436,173
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 314,991,430
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
508,353 (a) CoStar Group, Inc 34,979,770
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 34,979,770
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.9%
330,449 Applied Materials, Inc 77,027,662
291,044 (a),(c) ARM Holdings plc (ADR) 49,425,092
1,237,264 Broadcom, Inc 457,329,892
4,505,247 Nvidia Corp 912,267,465
1,441,000 Taiwan Semiconductor Manufacturing Co Ltd 69,686,279
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,565,736,390
SOFTWARE & SERVICES - 18.6%
232,387 (a) Atlassian Corp Ltd 39,371,006
46,971 (a) Crowdstrike Holdings, Inc 25,505,723
210,713 (a),(c) Figma, Inc 10,501,936
107,129 Intuit, Inc 71,513,964
1,455,066 Microsoft Corp 753,447,725
225,610 Oracle Corp 59,247,442
167,096 (a) Palantir Technologies, Inc 33,497,735
369,528 (a) Palo Alto Networks, Inc 81,384,847
105,354 Roper Industries, Inc 47,003,687
75,869 (a) ServiceNow, Inc 69,744,854
284,855 (a) Snowflake, Inc 78,300,942
TOTAL SOFTWARE & SERVICES 1,269,519,861
TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
1,234,194 Apple, Inc 333,689,032
524,390 (a) Arista Networks, Inc 82,691,059
219,287 (a) Western Digital Corp 32,939,100
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 449,319,191
UTILITIES - 0.7%
131,209 Constellation Energy Corp 49,465,793
TOTAL UTILITIES 49,465,793
TOTAL COMMON STOCKS
(Cost $2,390,873,656) 6,682,067,827
TOTAL LONG-TERM INVESTMENTS
(Cost $2,390,873,656) 6,682,067,827

7
See Notes to Financial Statements
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
553,756 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(e) $ 553,756
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $553,756) 553,756
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/28/25 4,984,989
TOTAL GOVERNMENT AGENCY DEBT 4,984,989
REPURCHASE AGREEMENT - 0.1%
11,049,000 (f) Fixed Income Clearing Corporation 4 .150 11/03/25 11,049,000
TOTAL REPURCHASE AGREEMENT 11,049,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,034,356) 16,033,989
TOTAL INVESTMENTS - 97.9%
(Cost $2,407,461,768) 6,698,655,572
OTHER ASSETS & LIABILITIES, NET - 2.1% 142,560,657
NET ASSETS - 100.0% $ 6,841,216,229
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $49,605,367 or 0.7% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,923,660.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $11,052,821 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 2/28/29, valued at $11,270,137.

Large Cap Value
Portfolio of Investments October 31, 2025
8
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
BANKS - 10.9%
2,903,973 Bank of America Corp $ 155,217,357
982,984 Fifth Third Bancorp 40,911,794
836,701 JPMorgan Chase & Co 260,314,415
381,165 PNC Financial Services Group, Inc 69,581,671
1,692,898 Wells Fargo & Co 147,231,339
TOTAL BANKS 673,256,576
CAPITAL GOODS - 12.8%
476,859 (a) Boeing Co 95,858,196
103,244 Deere & Co 47,660,528
411,476 Dover Corp 74,666,435
291,457 Eaton Corp plc 111,208,333
667,024 Emerson Electric Co 93,096,539
310,843 Honeywell International, Inc 62,582,021
593,521 Masco Corp 38,436,420
134,754 Parker-Hannifin Corp 104,141,934
778,606 RTX Corp 138,981,171
53,698 Trane Technologies plc 24,091,608
TOTAL CAPITAL GOODS 790,723,185
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.5%
581,452 (a) Amazon.com, Inc 142,002,208
206,758 Home Depot, Inc 78,483,269
613,626 (a) O'Reilly Automotive, Inc 57,950,839
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 278,436,316
CONSUMER DURABLES & APPAREL - 1.1%
9,540 (a) NVR, Inc 68,791,223
TOTAL CONSUMER DURABLES & APPAREL 68,791,223
CONSUMER SERVICES - 1.8%
10,163 Booking Holdings, Inc 51,605,072
227,318 Hilton Worldwide Holdings, Inc 58,411,633
TOTAL CONSUMER SERVICES 110,016,705
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
894,961 Walmart, Inc 90,552,154
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 90,552,154
ENERGY - 6.4%
464,744 Chevron Corp 73,299,424
884,487 ConocoPhillips 78,595,515
580,294 EOG Resources, Inc 61,418,317
1,020,752 Exxon Mobil Corp 116,733,199
399,922 Valero Energy Corp 67,810,774
TOTAL ENERGY 397,857,229
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
766,648 Prologis, Inc 95,133,351
253,032 Simon Property Group, Inc 44,472,904
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 139,606,255
FINANCIAL SERVICES - 10.4%
301,994 American Express Co 108,938,295
308,008 (a) Berkshire Hathaway, Inc 147,086,140
82,121 BlackRock, Inc 88,921,440
732,240 Charles Schwab Corp 69,211,325
150,457 Goldman Sachs Group, Inc 118,766,242
506,792 Intercontinental Exchange, Inc 74,138,602
342,311 KKR & Co, Inc 40,505,661
TOTAL FINANCIAL SERVICES 647,567,705
FOOD, BEVERAGE & TOBACCO - 1.8%
931,098 Mondelez International, Inc 53,500,891

9
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
421,610 Philip Morris International, Inc $ 60,850,971
TOTAL FOOD, BEVERAGE & TOBACCO 114,351,862
HEALTH CARE EQUIPMENT & SERVICES - 6.1%
863,126 Abbott Laboratories 106,699,636
221,137 Cigna Group 54,048,094
170,519 Elevance Health, Inc 54,088,627
147,715 HCA, Inc 67,901,631
278,575 UnitedHealth Group, Inc 95,150,077
TOTAL HEALTH CARE EQUIPMENT & SERVICES 377,888,065
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
495,714 Procter & Gamble Co 74,540,514
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 74,540,514
INSURANCE - 4.4%
1,009,285 American International Group, Inc 79,693,143
209,070 Chubb Ltd 57,899,846
391,095 Marsh & McLennan Cos, Inc 69,673,574
812,563 Metlife, Inc 64,858,779
TOTAL INSURANCE 272,125,342
MATERIALS - 4.2%
866,746 DuPont de Nemours, Inc 70,769,811
241,195 Linde plc 100,891,868
145,322 (b) Reliance Steel & Aluminum Co 41,043,292
1,335,068 Smurfit WestRock plc 49,290,711
3,885 (a) Solstice Advanced Materials, Inc 175,097
TOTAL MATERIALS 262,170,779
MEDIA & ENTERTAINMENT - 6.4%
891,373 Alphabet, Inc 251,206,739
410,386 Comcast Corp (Class A) 11,423,094
41,644 Meta Platforms, Inc 26,999,887
972,856 Walt Disney Co 109,563,043
TOTAL MEDIA & ENTERTAINMENT 399,192,763
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
248,082 AbbVie, Inc 54,091,799
333,982 Danaher Corp 71,933,043
819,217 Johnson & Johnson 154,725,515
92,398 (a) Regeneron Pharmaceuticals, Inc 60,225,017
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 340,975,374
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
262,116 Analog Devices, Inc 61,369,219
357,198 Applied Materials, Inc 83,262,854
89,142 Broadcom, Inc 32,949,557
509,428 Intel Corp 20,372,026
392,269 Lam Research Corp 61,766,677
278,074 Micron Technology, Inc 62,224,619
216,821 NXP Semiconductors NV 45,341,607
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 367,286,559
SOFTWARE & SERVICES - 2.4%
279,662 Accenture plc 69,943,466
142,233 Microsoft Corp 73,649,670
22,740 Oracle Corp 5,971,751
TOTAL SOFTWARE & SERVICES 149,564,887
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
1,058,586 Cisco Systems, Inc 77,393,222
375,693 TE Connectivity plc 92,799,928
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 170,193,150
TELECOMMUNICATION SERVICES - 0.6%
181,928 T-Mobile US, Inc 38,213,977
TOTAL TELECOMMUNICATION SERVICES 38,213,977
TRANSPORTATION - 1.9%
117,942 FedEx Corp 29,936,039

Large Cap Value
10
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
401,960 Union Pacific Corp $ 88,579,925
TOTAL TRANSPORTATION 118,515,964
UTILITIES - 4.8%
597,656 Ameren Corp 60,972,865
561,049 American Electric Power Co, Inc 67,471,753
779,882 Duke Energy Corp 96,939,333
877,643 NextEra Energy, Inc 71,440,140
TOTAL UTILITIES 296,824,091
TOTAL COMMON STOCKS
(Cost $3,611,971,776) 6,178,650,675
TOTAL LONG-TERM INVESTMENTS
(Cost $3,611,971,776) 6,178,650,675
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
28,550 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(d) 28,550
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $28,550) 28,550
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/28/25 4,984,989
TOTAL GOVERNMENT AGENCY DEBT 4,984,989
REPURCHASE AGREEMENT - 0.3%
17,793,000 (e) Fixed Income Clearing Corporation 4 .150 11/03/25 17,793,000
TOTAL REPURCHASE AGREEMENT 17,793,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,778,356) 22,777,989
TOTAL INVESTMENTS - 100.0%
(Cost $3,634,778,682) 6,201,457,214
OTHER ASSETS & LIABILITIES, NET - (0.0)% (871,666)
NET ASSETS - 100.0% $ 6,200,585,548
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,243.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $17,799,153 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
1.875% and maturity date 7/15/34, valued at $18,148,989.

Portfolio of Investments October 31, 2025
Quant Mid Cap Growth
11
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
CAPITAL GOODS - 20.1%
98,780 Allison Transmission Holdings, Inc $ 8,154,289
61,210 Armstrong World Industries, Inc 11,656,220
4,995 (a) Axon Enterprise, Inc 3,657,489
57,080 (b) BWX Technologies, Inc 12,192,859
14,170 Comfort Systems USA, Inc 13,682,268
20,810 EMCOR Group, Inc 14,062,982
58,440 Fastenal Co 2,404,806
55,110 Ferguson Enterprises, Inc 13,694,835
66,580 HEICO Corp (Class A) 16,493,863
50,420 Howmet Aerospace, Inc 10,383,999
240,360 (a) Leonardo DRS, Inc 8,787,562
15,820 Quanta Services, Inc 7,105,237
45,920 (a),(b) Rocket Lab Corp 2,892,042
103,660 (a),(b) StandardAero, Inc 2,994,737
144,125 Vertiv Holdings Co 27,795,947
47,760 (a),(b) WillScot Mobile Mini Holdings Corp 1,038,780
TOTAL CAPITAL GOODS 156,997,915
COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
338,340 (a) ExlService Holdings, Inc 13,229,094
7,770 Veralto Corp 766,743
25,785 Verisk Analytics, Inc 5,640,727
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 19,636,564
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.4%
22,460 (a),(b) Carvana Co 6,884,888
389,840 (a) Chewy, Inc 13,145,405
601,250 (a) Coupang, Inc 19,221,963
98,220 Ross Stores, Inc 15,609,122
105,670 (a),(b) Wayfair, Inc 10,937,902
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 65,799,280
CONSUMER DURABLES & APPAREL - 0.8%
7,960 (a) BK LC Lux Finco 2 Sarl 317,684
42,520 (a) Deckers Outdoor Corp 3,465,380
56,710 (a),(b) On Holding AG. 2,106,776
1,930 Tapestry, Inc 211,953
TOTAL CONSUMER DURABLES & APPAREL 6,101,793
CONSUMER SERVICES - 10.0%
29,330 (a) Bright Horizons Family Solutions, Inc 3,203,716
16,540 (a) Carnival Corp 476,848
8,030 Domino's Pizza, Inc 3,199,634
296,157 (a),(b) DraftKings, Inc 9,059,443
97,120 (a),(b) Dutch Bros, Inc 5,394,045
73,030 (a) Flutter Entertainment plc 16,986,048
235,890 H&R Block, Inc 11,733,168
23,064 Hilton Worldwide Holdings, Inc 5,926,525
35,930 Royal Caribbean Cruises Ltd 10,305,802
25,990 Texas Roadhouse, Inc (Class A) 4,251,444
60,210 Travel & Leisure Co 3,779,984
60,980 (a) Viking Holdings Ltd 3,710,633
TOTAL CONSUMER SERVICES 78,027,290
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
16,270 (a) Sprouts Farmers Market, Inc 1,284,679
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,284,679
ENERGY - 0.7%
99,430 HF Sinclair Corp 5,130,588

Quant Mid Cap Growth
12
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
2,240 Phillips 66 $ 304,954
TOTAL ENERGY 5,435,542
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
20,500 Simon Property Group, Inc 3,603,080
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,603,080
FINANCIAL SERVICES - 10.3%
177,060 (a) Affirm Holdings, Inc 12,727,073
90,570 (b) Ally Financial, Inc 3,529,513
2,830 Ameriprise Financial, Inc 1,281,339
42,990 Bank of New York Mellon Corp 4,639,911
5,081 (a) Coinbase Global, Inc 1,746,746
60,369 (a),(b) iShares Russell Midcap Growth Index Fund 8,573,605
11,050 Jefferies Financial Group, Inc 583,772
116,040 (b) Lazard, Inc 5,662,752
35,280 Morningstar, Inc 7,489,944
17,504 MSCI, Inc (Class A) 10,301,979
42,840 (a) Robinhood Markets, Inc 6,288,055
39,410 (a),(b) SoFi Technologies, Inc 1,169,689
411,450 (a) Toast, Inc 14,869,803
19,623 Tradeweb Markets, Inc 2,068,068
TOTAL FINANCIAL SERVICES 80,932,249
HEALTH CARE EQUIPMENT & SERVICES - 8.4%
81,625 AmerisourceBergen Corp 27,573,741
22,452 (a) IDEXX Laboratories, Inc 14,133,759
1,380 (a) Insulet Corp 431,954
38,910 (a),(b) Masimo Corp 5,472,691
62,705 (a) Veeva Systems, Inc 18,259,696
TOTAL HEALTH CARE EQUIPMENT & SERVICES 65,871,841
INSURANCE - 1.1%
58,830 (a) Brown & Brown, Inc 4,691,104
63,400 RLI Corp 3,738,064
TOTAL INSURANCE 8,429,168
MEDIA & ENTERTAINMENT - 5.9%
429,460 (a) Pinterest, Inc 14,215,126
228,494 (a) ROBLOX Corp 25,984,338
54,800 (a) Roku, Inc 5,815,924
TOTAL MEDIA & ENTERTAINMENT 46,015,388
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
17,120 (a) Alnylam Pharmaceuticals, Inc 7,807,405
177,800 (a) Exact Sciences Corp 11,501,882
97,890 (a) Exelixis, Inc 3,785,406
96,670 (a),(b) Halozyme Therapeutics, Inc 6,301,917
103,120 (a),(b) Neurocrine Biosciences, Inc 14,767,815
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 44,164,425
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
85,200 (a) CBRE Group, Inc 12,987,036
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 12,987,036
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
9,320 (a) Astera Labs, Inc 1,739,857
72,660 (a),(b) Enphase Energy, Inc 2,216,857
12,583 Monolithic Power Systems, Inc 12,645,915
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,602,629
SOFTWARE & SERVICES - 14.8%
2,390 (a) Appfolio, Inc 608,088
8,932 (a) AppLovin Corp 5,692,631
40,891 (a),(b) Cloudflare, Inc 10,357,690
197,500 (a),(b) Confluent, Inc 4,615,575
29,402 (a) Datadog, Inc 4,786,940
139,270 (a),(b) Dropbox, Inc 4,038,830
171,460 (a) Elastic NV 15,297,661
151,410 Gen Digital, Inc 3,991,168

13
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
106,630 (a) GoDaddy, Inc $ 14,195,652
1,114 (a) HubSpot, Inc 547,999
28,880 (a) MongoDB, Inc 10,391,602
107,030 (a),(b) Nutanix, Inc 7,624,817
26,626 (a) Palantir Technologies, Inc 5,337,714
412,860 (a) RingCentral, Inc 12,435,343
162,700 (a) Rubrik, Inc 12,246,429
68,258 (a) Trade Desk, Inc 3,432,012
TOTAL SOFTWARE & SERVICES 115,600,151
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
3,030 (b) NetApp, Inc 356,873
24,180 (a),(b) Pure Storage, Inc 2,386,566
9,510 (a) Super Micro Computer, Inc 494,140
11,970 (a),(b) Ubiquiti, Inc 9,422,545
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,660,124
TELECOMMUNICATION SERVICES - 0.2%
153,712 (a),(c) GCI Liberty, Inc 1,537
89,220 Iridium Communications, Inc 1,708,563
TOTAL TELECOMMUNICATION SERVICES 1,710,100
TRANSPORTATION - 1.3%
490,310 (a) Lyft, Inc (Class A) 10,031,743
TOTAL TRANSPORTATION 10,031,743
UTILITIES - 3.8%
55,430 NRG Energy, Inc 9,526,200
109,371 Vistra Corp 20,594,559
TOTAL UTILITIES 30,120,759
TOTAL COMMON STOCKS
(Cost $680,761,256) 782,011,756
TOTAL LONG-TERM INVESTMENTS
(Cost $680,761,256) 782,011,756
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 7.5%
58,746,005 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(e) 58,746,005
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $58,746,005) 58,746,005
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 772,000 (f) Fixed Income Clearing Corporation 4 .150 11/03/25 772,000
TOTAL REPURCHASE AGREEMENT 772,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $772,000) 772,000
TOTAL INVESTMENTS - 107.6%
(Cost $740,279,261) 841,529,761
OTHER ASSETS & LIABILITIES, NET - (7.6)% (59,424,087)
NET ASSETS - 100.0% $ 782,105,674
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,803,606.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $772,267 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
1.875% and maturity date 7/15/34, valued at $787,629.

Mid Cap Value
Portfolio of Investments October 31, 2025
14
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
BANKS - 4.4%
234,179 (a) East West Bancorp, Inc $ 23,792,586
599,664 Fifth Third Bancorp 24,958,016
112,028 M&T Bank Corp 20,598,588
TOTAL BANKS 69,349,190
CAPITAL GOODS - 19.5%
67,204 (a) Carlisle Cos, Inc 21,844,660
286,764 Carrier Global Corp 17,059,590
144,662 Crane Co 27,485,780
127,314 Dover Corp 23,102,399
70,996 Hubbell, Inc 33,368,120
182,987 ITT, Inc 33,865,404
138,620 L3Harris Technologies, Inc 40,075,042
323,329 (a) nVent Electric plc 36,972,671
125,982 Owens Corning, Inc 16,038,768
144,626 (a) WESCO International, Inc 37,534,786
95,238 Westinghouse Air Brake Technologies Corp 19,470,457
TOTAL CAPITAL GOODS 306,817,677
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
101,874 (b) Autonation, Inc 20,361,556
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 20,361,556
CONSUMER DURABLES & APPAREL - 3.0%
70,419 DR Horton, Inc 10,498,064
52,217 Ralph Lauren Corp 16,691,686
272,093 (a) Whirlpool Corp 19,490,022
TOTAL CONSUMER DURABLES & APPAREL 46,679,772
CONSUMER SERVICES - 3.6%
77,814 Darden Restaurants, Inc 14,018,192
429,578 Travel & Leisure Co 26,968,907
216,686 Wyndham Hotels & Resorts, Inc 15,911,253
TOTAL CONSUMER SERVICES 56,898,352
ENERGY - 5.9%
398,721 Baker Hughes Co 19,302,084
131,164 Diamondback Energy, Inc 18,781,373
2,266,518 (a) Permian Resources Corp 28,467,466
461,251 Williams Cos, Inc 26,692,595
TOTAL ENERGY 93,243,518
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.6%
82,546 AvalonBay Communities, Inc 14,356,400
172,752 Digital Realty Trust, Inc 29,438,668
104,660 EastGroup Properties, Inc 18,266,310
246,999 Regency Centers Corp 17,030,581
658,151 STAG Industrial, Inc 25,187,439
372,605 Ventas, Inc 27,494,523
840,030 Weyerhaeuser Co 19,320,690
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 151,094,611
FINANCIAL SERVICES - 5.6%
513,706 (a) Jefferies Financial Group, Inc 27,139,088
477,866 (a) OneMain Holdings, Inc 28,284,888
205,437 Raymond James Financial, Inc 32,596,689
TOTAL FINANCIAL SERVICES 88,020,665
FOOD, BEVERAGE & TOBACCO - 1.8%
173,268 McCormick & Co, Inc 11,116,875

15
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
763,714 (a) Primo Brands Corp $ 16,778,797
TOTAL FOOD, BEVERAGE & TOBACCO 27,895,672
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
50,343 Humana, Inc 14,004,919
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,004,919
INSURANCE - 7.9%
158,360 Allstate Corp 30,329,107
290,729 American International Group, Inc 22,955,962
209,177 Arch Capital Group Ltd 18,054,067
519,014 Fidelity National Financial, Inc 28,670,333
340,763 Unum Group 25,018,820
TOTAL INSURANCE 125,028,289
MATERIALS - 4.1%
332,101 DuPont de Nemours, Inc 27,116,047
65,884 Reliance Steel & Aluminum Co 18,607,618
270,305 Westlake Chemical Corp 18,599,687
TOTAL MATERIALS 64,323,352
MEDIA & ENTERTAINMENT - 2.0%
123,068 (b) Take-Two Interactive Software, Inc 31,550,943
TOTAL MEDIA & ENTERTAINMENT 31,550,943
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
238,787 (a),(b) BioMarin Pharmaceutical, Inc 12,791,820
1,333,319 (a),(b) Elanco Animal Health, Inc 29,533,016
629,332 (b) Exelixis, Inc 24,336,268
192,517 (a),(b) Jazz Pharmaceuticals plc 26,498,040
67,151 (a),(b) United Therapeutics Corp 29,911,070
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 123,070,214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
158,561 (a) Marvell Technology, Inc 14,863,508
329,781 Microchip Technology, Inc 20,584,930
122,884 (b) MKS Instruments, Inc 17,659,660
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 53,108,098
SOFTWARE & SERVICES - 3.7%
120,571 (a),(b) Check Point Software Technologies 23,593,333
775,052 Gen Digital, Inc 20,430,371
56,967 (b) VeriSign, Inc 13,660,687
TOTAL SOFTWARE & SERVICES 57,684,391
TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
138,075 (a),(b) Ciena Corp 26,223,204
183,259 (a) Crane NXT Co 11,591,132
1,187,109 Hewlett Packard Enterprise Co 28,989,202
220,209 (a) TD SYNNEX Corp 34,460,506
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 101,264,044
UTILITIES - 9.0%
511,369 (a) Alliant Energy Corp 34,169,677
268,932 American Electric Power Co, Inc 32,341,762
298,520 CMS Energy Corp 21,956,146
318,933 Eversource Energy 23,540,445
663,789 FirstEnergy Corp 30,421,450
TOTAL UTILITIES 142,429,480
TOTAL COMMON STOCKS
(Cost $1,229,633,550) 1,572,824,743
TOTAL LONG-TERM INVESTMENTS
(Cost $1,229,633,550) 1,572,824,743

Mid Cap Value
16
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 6.4%
100,868,585 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(d) $ 100,868,585
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $100,868,585) 100,868,585
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 1,503,000 (e) Fixed Income Clearing Corporation 4 .150 11/03/25 1,503,000
TOTAL REPURCHASE AGREEMENT 1,503,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,503,000) 1,503,000
TOTAL INVESTMENTS - 106.4%
(Cost $1,332,005,135) 1,675,196,328
OTHER ASSETS & LIABILITIES, NET - (6.4)% (100,738,157)
NET ASSETS - 100.0% $ 1,574,458,171
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $106,133,492.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $1,503,520 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
2.125% and maturity date 4/15/29, valued at $1,533,214.

Portfolio of Investments October 31, 2025
Quant Small Cap Equity
17
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1.1%
53,770 (a) Cooper-Standard Holdings, Inc $ 1,624,929
14,110 (a),(b) Dorman Products, Inc 1,892,574
294,550 (a) Fox Factory Holding Corp 6,512,501
654,780 (a) Garrett Motion, Inc 11,091,973
71,100 (a) Gentherm, Inc 2,616,480
1,421,970 (a) Solid Power, Inc 8,929,972
98,980 Winnebago Industries, Inc 3,732,536
TOTAL AUTOMOBILES & COMPONENTS 36,400,965
BANKS - 9.1%
99,500 (b) Amalgamated Financial Corp 2,712,370
219,360 Ameris Bancorp 15,710,563
504,570 (a),(b) Associated Banc-Corp 12,498,199
128,740 (a) Axos Financial, Inc 10,039,145
100,760 (a) Bank of Hawaii Corp 6,542,347
245,561 Bank of NT Butterfield & Son Ltd 11,359,652
267,490 Berkshire Hills Bancorp, Inc 6,510,707
283,860 Cadence Bank 10,712,876
136,050 Central Pacific Financial Corp 3,878,785
280,896 (a),(b) Columbia Banking System, Inc 7,528,013
249,340 (b) ConnectOne Bancorp, Inc 5,999,120
253,190 (a),(b) Customers Bancorp, Inc 16,994,113
569,220 (a) Eastern Bankshares, Inc 9,978,427
135,940 (a),(b) First Bancorp 6,598,528
383,820 (a),(b) First Busey Corp 8,582,215
329,130 (b) First Financial Bancorp 7,704,933
81,510 (a) First Financial Corp 4,346,113
208,010 (b) First Merchants Corp 7,380,195
384,090 (a) Heritage Commerce Corp 3,994,536
155,020 (a) Heritage Financial Corp 3,439,894
205,270 Horizon Bancorp, Inc 3,202,212
97,199 Independent Bank Corp 2,937,354
121,870 (a),(b) Metropolitan Bank Holding Corp 8,076,325
253,980 (a) National Bank Holdings Corp 9,056,927
296,670 (a) Northwest Bancshares, Inc 3,474,006
264,110 (b) OceanFirst Financial Corp 4,801,520
307,870 (a) OFG Bancorp 11,902,254
67,280 Pathward Financial, Inc 4,579,077
567,135 (a) Provident Financial Services, Inc 10,372,899
144,170 S&T Bancorp, Inc 5,282,389
226,310 Towne Bank 7,357,338
248,810 (a) Trustmark Corp 9,260,708
193,043 (b) UMB Financial Corp 20,632,436
382,013 (a) United Bankshares, Inc 13,672,245
423,771 (a) United Community Banks, Inc 12,374,113
365,210 (a),(b) WesBanco, Inc 10,992,821
140,190 (a) Westamerica Bancorporation 6,680,053
55,430 (a),(b) WSFS Financial Corp 2,887,349
TOTAL BANKS 310,052,757
CAPITAL GOODS - 14.8%
2,372,600 (a),(b) 3D Systems Corp 6,785,636
343,220 (a) American Superconductor Corp 20,328,921
449,050 (a),(b) Array Technologies, Inc 3,888,773
245,640 (a) Astronics Corp 12,080,575
165,330 Atmus Filtration Technologies, Inc 7,519,208
105,370 AZZ, Inc 10,521,194
491,550 (a),(b) Bloom Energy Corp 64,963,248
226,940 (a) Blue Bird Corp 11,337,922
11,530 (b) Carpenter Technology Corp 3,642,327

Quant Small Cap Equity
18
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
435,020 (a) Centuri Holdings, Inc $ 8,783,054
3,920 Comfort Systems USA, Inc 3,785,074
163,360 (a) DNOW, Inc 2,401,392
47,210 (a) Dycom Industries, Inc 13,586,566
82,250 ESCO Technologies, Inc 18,051,408
159,030 (a) Federal Signal Corp 18,770,311
110,660 (a) Franklin Electric Co, Inc 10,487,248
18,569 FTAI Aviation Ltd 3,210,580
142,860 (a),(b) Granite Construction, Inc 14,701,723
79,090 Griffon Corp 5,853,451
422,040 (a) Hillman Solutions Corp 3,891,209
144,480 (a) Leonardo DRS, Inc 5,282,189
28,720 McGrath RentCorp 3,085,677
187,320 (a) Mercury Computer Systems, Inc 14,500,441
60,340 (a) Mueller Industries, Inc 6,388,196
519,240 Mueller Water Products, Inc (Class A) 13,323,698
374,130 (a) Newpark Resources, Inc 4,601,799
382,909 (a),(b) NEXTracker, Inc 38,758,049
3,672,560 (a),(b) Plug Power, Inc 9,879,186
113,900 Primoris Services Corp 16,119,128
141,720 (a) Proto Labs, Inc 7,051,987
570,590 (a) Resideo Technologies, Inc 24,421,252
194,570 (a) REV Group, Inc 9,975,604
120,120 (a),(b) SPX Technologies, Inc 26,893,667
74,530 (a),(b) Sterling Construction Co, Inc 28,164,887
43,680 (a) Tecnoglass, Inc 2,604,638
214,690 (a) Tutor Perini Corp 14,461,518
143,500 (a) V2X, Inc 8,192,415
9,350 (a) Watts Water Technologies, Inc (Class A) 2,548,810
116,130 (a) Worthington Enterprises, Inc 6,513,732
293,110 (a) Xometry, Inc 14,271,526
53,510 (a),(b) Zurn Elkay Water Solutions Corp 2,520,856
TOTAL CAPITAL GOODS 504,149,075
COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
137,930 Barrett Business Services, Inc 5,582,027
86,700 (a) CECO Environmental Corp 4,238,763
286,920 (a) ExlService Holdings, Inc 11,218,572
480,400 (a) Healthcare Services Group 8,584,748
114,290 (a) Heidrick & Struggles International, Inc 6,671,107
169,399 (a),(b) Innodata, Inc 12,638,859
172,430 Interface, Inc 4,293,507
424,590 (a) Legalzoom.com, Inc 4,233,162
327,700 (a) Montrose Environmental Group, Inc 8,480,876
885,770 (a) Planet Labs PBC 11,913,607
567,300 (a),(b) Upwork, Inc 9,042,762
39,860 (a) Willdan Group, Inc 3,767,169
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 90,665,159
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
184,200 (a) Abercrombie & Fitch Co (Class A) 13,363,710
562,180 (b) American Eagle Outfitters, Inc 9,394,028
155,180 (a) Buckle, Inc 8,503,864
87,070 (a),(b) Build-A-Bear Workshop, Inc 4,720,936
225,470 (b) Camping World Holdings, Inc 2,967,185
14,180 (a),(b) Carvana Co 4,346,737
336,880 (a),(b) GigaCloud Technology, Inc 9,425,903
207,770 (a),(b) ODP Corp 5,792,628
792,940 (a),(b) Overstock.com, Inc 6,113,567
1,809,510 (a) Petco Health & Wellness Co, Inc 5,754,242
292,020 (a),(b) Revolve Group, Inc 6,459,482
56,930 (a),(b) Urban Outfitters, Inc 3,678,247
119,200 (a),(b) Victoria's Secret & Co 4,201,800

19
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
446,970 (a) Warby Parker, Inc $ 8,756,142
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 93,478,471
CONSUMER DURABLES & APPAREL - 1.7%
1,035,040 (a) Figs, Inc 7,721,398
163,730 Meritage Homes Corp 11,061,599
1,488,220 (a),(b) Peloton Interactive, Inc 10,804,477
82,580 (a) Skyline Champion Corp 5,634,433
616,160 (a) Sonos, Inc 10,579,467
157,570 (a) Taylor Morrison Home Corp 9,339,174
68,790 (a) Tri Pointe Homes, Inc 2,190,962
TOTAL CONSUMER DURABLES & APPAREL 57,331,510
CONSUMER SERVICES - 3.0%
783,290 (a) Coursera, Inc 6,595,302
232,260 (a) Frontdoor, Inc 15,429,032
932,220 (a) Genius Sports Ltd 10,496,797
451,650 (a) Laureate Education, Inc 13,111,399
50,800 (a) Monarch Casino & Resort, Inc 4,575,556
289,440 Perdoceo Education Corp 9,192,614
666,720 (a) Rush Street Interactive, Inc 11,307,571
440,320 (a),(b) Serve Robotics, Inc 5,825,434
73,270 (a) Shake Shack, Inc 7,071,288
67,770 (a) Strategic Education, Inc 5,149,165
23,280 (a) Stride, Inc 1,583,971
616,700 (a),(b) Super Group SGHC Ltd 6,660,360
174,590 (a) Universal Technical Institute, Inc 5,188,815
TOTAL CONSUMER SERVICES 102,187,304
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
90,020 (a),(b) Chefs' Warehouse, Inc 5,311,180
67,210 (a) Sprouts Farmers Market, Inc 5,306,902
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 10,618,082
ENERGY - 5.5%
504,780 Archrock, Inc 12,755,791
367,830 (a) Ardmore Shipping Corp 4,630,980
243,810 California Resources Corp 11,500,518
414,990 (a),(b) CNX Resources Corp 13,968,563
185,800 (a),(b) CVR Energy, Inc 6,612,622
433,530 (a) Delek US Holdings, Inc 16,370,093
152,540 (b) Excelerate Energy, Inc 3,952,311
2,654,400 (a),(b) Gevo, Inc 6,211,296
862,630 (a) Green Plains, Inc 8,867,836
331,620 (b) Liberty Energy, Inc 6,005,638
321,950 (a),(b) Lightbridge Corp 8,637,918
487,180 Magnolia Oil & Gas Corp 10,942,063
379,520 (a),(b) NextDecade Corp 2,250,554
423,930 (a) Oceaneering International, Inc 9,873,330
432,189 (a) Par Pacific Holdings, Inc 17,278,916
1,468,350 (a),(b) Patterson-UTI Energy, Inc 9,206,555
358,960 (b) PBF Energy, Inc 12,265,663
895,790 (a) ProPetro Holding Corp 9,298,300
166,680 (a) Rex American Resources Corp 5,338,760
348,730 (b) SM Energy Co 7,284,970
674,650 (a) Tetra Technologies, Inc 4,763,029
TOTAL ENERGY 188,015,706
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.1%
326,230 (a) American Assets Trust, Inc 6,234,255
578,255 Broadstone Net Lease, Inc 10,362,330
418,990 Corporate Office Properties Trust 11,802,948
664,720 Douglas Emmett, Inc 8,601,477
162,740 (a) Easterly Government Properties, Inc 3,518,439
304,940 Essential Properties Realty Trust, Inc 9,111,607
317,370 InvenTrust Properties Corp 8,695,938
632,240 Kite Realty Group Trust 13,997,794

Quant Small Cap Equity
20
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
255,460 (a) LTC Properties, Inc $ 8,961,537
512,970 NETSTREIT Corp 9,551,501
671,200 (a) Paramount Group, Inc 4,389,648
417,820 (c) Phillips Edison & Co, Inc 14,139,029
857,850 RLJ Lodging Trust 5,833,380
332,050 Summit Hotel Properties, Inc 1,706,737
436,600 Tanger Factory Outlet Centers, Inc 14,215,696
495,980 Urban Edge Properties 9,537,695
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 140,660,011
FINANCIAL SERVICES - 5.1%
231,820 (a),(b) Artisan Partners Asset Management, Inc 10,121,261
1,708,430 BGC Group, Inc 15,615,050
49,870 (a) Dave, Inc 11,934,889
203,290 (a),(b) Enact Holdings, Inc 7,261,519
188,210 (a),(b) Encore Capital Group, Inc 7,825,772
66,220 Essent Group Ltd 4,010,946
420,610 (a) Green Dot Corp 4,883,282
200,610 Jackson Financial, Inc 20,223,494
331,370 (a) LendingClub Corp 5,762,524
69,710 (a) LendingTree, Inc 4,461,440
297,020 (a) NCR Corp ATM 10,960,038
346,155 (a) NMI Holdings, Inc 12,610,427
428,680 (a) OppFi, Inc 4,179,630
385,820 (a),(b) P10, Inc 3,919,931
981,120 (a),(b) Pagseguro Digital Ltd 9,408,941
1,497,360 (a) Payoneer Global, Inc 8,669,714
370,600 Radian Group, Inc 12,578,164
1,012,380 (a),(b) Repay Holdings Corp 4,343,110
168,940 (b) Victory Capital Holdings, Inc 10,519,894
20,570 (a) Virtus Investment Partners, Inc 3,349,207
TOTAL FINANCIAL SERVICES 172,639,233
FOOD, BEVERAGE & TOBACCO - 0.5%
136,540 Cal-Maine Foods, Inc 11,988,212
363,020 Dole plc 4,624,875
TOTAL FOOD, BEVERAGE & TOBACCO 16,613,087
HEALTH CARE EQUIPMENT & SERVICES - 6.5%
608,570 (a),(b) Alignment Healthcare, Inc 10,260,490
393,440 (a) Angiodynamics, Inc 4,733,083
234,070 (a) AtriCure, Inc 8,087,118
755,780 (a) Aveanna Healthcare Holdings, Inc 6,839,809
381,820 (a),(b) BrightSpring Health Services, Inc 12,619,151
1,146,260 (a) Brookdale Senior Living, Inc 10,625,830
278,440 (a) Castle Biosciences, Inc 7,100,220
479,540 (a) Concentra Group Holdings Parent, Inc 9,552,437
83,540 (a) CryoLife, Inc 3,790,210
286,670 (a),(b) Enovis Corp 8,955,571
231,130 (a) Fulgent Genetics, Inc 5,188,869
99,580 (a) Guardant Health, Inc 9,262,932
108,822 (a),(b) Hims & Hers Health, Inc 4,947,048
52,310 (a),(b) iRhythm Technologies, Inc 9,797,663
603,610 (a),(b) LifeMD, Inc 3,567,335
1,352,020 (a) LifeStance Health Group, Inc 6,624,898
208,220 (a) LivaNova plc 10,958,619
706,360 (a),(b) Neogen Corp 4,358,241
634,670 (a),(b) Novocure Ltd 8,130,123
173,990 (a) Omnicell, Inc 5,840,844
295,880 (a),(b) Option Care Health, Inc 7,701,756
534,150 (a) Pediatrix Medical Group, Inc 9,064,526
256,310 (a) Pennant Group, Inc 6,338,546
289,700 (a) Phreesia, Inc 6,558,808
133,270 (a) Privia Health Group, Inc 3,238,461
399,610 (a) Progyny, Inc 7,476,703

21
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
355,260 (a),(b) Schrodinger, Inc $ 7,474,670
609,170 (a) Select Medical Holdings Corp 8,424,821
334,990 (a),(b) Tandem Diabetes Care, Inc 4,689,860
1,025,530 (a) Teladoc Health, Inc 8,850,324
TOTAL HEALTH CARE EQUIPMENT & SERVICES 221,058,966
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
86,150 (a) BellRing Brands, Inc 2,595,700
63,220 (a) USANA Health Sciences, Inc 1,337,103
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,932,803
INSURANCE - 1.1%
406,540 (a),(b) Fidelis Insurance Holdings Ltd 7,309,589
365,950 (a) Hamilton Insurance Group Ltd 8,662,036
173,220 (a),(b) Kingstone Cos, Inc 2,525,548
39,950 (a) Palomar Holdings, Inc 4,554,700
447,350 (a),(b) Slide Insurance Holdings, Inc 7,153,127
188,210 (a) Universal Insurance Holdings, Inc 5,800,632
TOTAL INSURANCE 36,005,632
MATERIALS - 4.3%
1,406,240 (a),(b) Ardagh Metal Packaging S.A. 5,020,277
290,200 Avient Corp 9,306,714
88,170 (a) Balchem Corp 13,524,396
1,673,152 (a) Coeur Mining, Inc 28,728,020
175,580 (b) Commercial Metals Co 10,422,429
694,290 (a) Constellium SE 10,921,182
438,740 (a),(b) Critical Metals Corp 5,677,295
964,310 Hecla Mining Co 12,410,670
47,920 (b) Innospec, Inc 3,525,954
91,140 (a) Intrepid Potash, Inc 2,427,058
84,454 Olympic Steel, Inc 3,124,798
410,350 (a) Schweitzer-Mauduit International, Inc 4,382,538
117,500 Sensient Technologies Corp 11,079,075
727,610 (a) SSR Mining, Inc 16,414,882
217,380 (a),(b) Trimas Corp 7,723,511
TOTAL MATERIALS 144,688,799
MEDIA & ENTERTAINMENT - 1.6%
64,530 (a) Atlanta Braves Holdings, Inc 2,627,661
86,260 (a),(b) Cargurus, Inc 3,029,451
308,640 (a) EverQuote, Inc 6,648,106
561,870 (a),(b) Grindr, Inc 7,787,518
766,960 (a),(b) Integral Ad Science Holding Corp 7,830,662
214,900 (a) Madison Square Garden Entertainment Corp 9,489,984
533,580 (a),(b) Magnite, Inc 9,540,410
393,780 (a) QuinStreet, Inc 5,824,006
46,770 (a),(b) Sphere Entertainment Co 3,202,810
TOTAL MEDIA & ENTERTAINMENT 55,980,608
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.9%
459,920 (a) Acadia Pharmaceuticals, Inc 10,440,184
797,460 (a) Adaptive Biotechnologies Corp 13,843,905
737,450 (a),(b) ADMA Biologics, Inc 11,415,726
1,607,700 (a),(b) Akebia Therapeutics, Inc 3,553,017
265,490 (a) Alkermes plc 8,150,543
1,327,710 (a),(b) Amicus Therapeutics, Inc 11,989,221
905,340 (a) Amneal Pharmaceuticals, Inc 9,795,779
271,390 (a) AnaptysBio, Inc 9,927,446
27,380 (a) ANI Pharmaceuticals, Inc 2,480,628
543,290 (a) Arcutis Biotherapeutics, Inc 13,750,670
1,638,950 (a),(b) Ardelyx, Inc 9,932,037
306,130 (a),(b) Avadel Pharmaceuticals plc 5,782,796
1,019,460 (a) BioCryst Pharmaceuticals, Inc 7,462,447
222,680 (a) Brooks Automation, Inc 6,724,936
303,840 (a),(b) ChromaDex Corp 2,290,954
331,370 (a) Cogent Biosciences, Inc 5,401,331

Quant Small Cap Equity
22
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
726,140 (a),(b) Dynavax Technologies Corp $ 7,450,196
1,690,250 (a) Editas Medicine, Inc 5,205,970
3,042,480 (a),(b) Esperion Thereapeutics, Inc 9,036,166
370,450 (a),(b) Evolus, Inc 2,393,107
770,730 (a) Fortrea Holdings, Inc 8,061,836
196,470 (a),(b) Ideaya Biosciences, Inc 6,259,534
244,310 (a),(b) Indivior plc 7,175,385
115,310 (a),(b) Insmed, Inc 21,862,776
21,090 (a),(b) Madrigal Pharmaceuticals, Inc 8,834,601
1,539,440 (a),(b) MannKind Corp 8,605,470
131,910 (a),(b) Mirum Pharmaceuticals, Inc 9,583,261
407,680 (a) Myriad Genetics, Inc 3,277,747
2,312,600 (a),(b) Nuvation Bio, Inc 12,071,772
154,690 (a) Pacira BioSciences, Inc 3,307,272
750,960 (a),(b) Perspective Therapeutics, Inc 2,050,121
183,304 Phibro Animal Health Corp 7,709,766
657,770 (a),(b) Prothena Corp plc 7,071,027
262,230 (a),(b) PTC Therapeutics, Inc 17,912,931
902,360 (a),(b) Recursion Pharmaceuticals, Inc 4,981,027
473,770 (a) REGENXBIO, Inc 6,050,043
183,070 (a) Supernus Pharmaceuticals, Inc 10,092,649
523,250 (a),(b) Syndax Pharmaceuticals, Inc 7,168,525
582,231 (a),(b) Tango Therapeutics, Inc 4,721,893
149,610 (a) Tarsus Pharmaceuticals, Inc 10,294,664
725,784 (a),(b) Terns Pharmaceuticals, Inc 5,994,976
342,810 (a),(b) TG Therapeutics, Inc 11,922,932
439,080 (a),(b) Travere Therapeutics, Inc 15,438,053
278,620 (a),(b) Twist Bioscience Corp 9,163,812
393,210 (a),(b) UroGen Pharma Ltd 8,049,009
80,620 (a) Veracyte, Inc 2,908,770
211,020 (a),(b) Viridian Therapeutics, Inc 4,986,403
1,234,160 (a),(b) Xeris Biopharma Holdings, Inc 11,971,352
423,530 (a) Zymeworks, Inc 8,083,070
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 402,637,736
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
1,483,250 (a),(b) Compass, Inc 11,435,857
840,840 (a),(b) Cushman & Wakefield plc 13,201,188
648,790 Kennedy-Wilson Holdings, Inc 4,904,852
662,820 (a) Newmark Group, Inc 11,818,081
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 41,359,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
151,750 (a) Ambarella, Inc 12,933,652
195,990 (a) Credo Technology Group Holding Ltd 36,771,644
183,260 (a),(b) Ichor Holdings Ltd 4,156,337
300,800 (a),(b) Rambus, Inc 30,934,272
232,240 (a),(b) Rigetti Computing, Inc 10,281,265
216,810 (a),(b) Semtech Corp 14,712,727
468,460 (a),(b) SkyWater Technology, Inc 8,191,023
127,880 (a) Veeco Instruments, Inc 3,676,550
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 121,657,470
SOFTWARE & SERVICES - 6.2%
576,020 (a) Amplitude, Inc 5,789,001
271,820 (a) Appian Corp 8,135,572
360,870 (a) Arteris, Inc 4,911,441
578,880 (a),(b) Asana, Inc 8,133,264
575,030 (a) AvePoint, Inc 8,090,672
134,240 (a) Blackbaud, Inc 8,596,730
103,920 (a) Box, Inc 3,334,793
364,320 (a) Braze, Inc 10,441,411
406,980 (a),(b) Cerence, Inc 4,366,895
295,240 (a) Cleanspark, Inc 5,255,272
448,330 (a) Clearwater Analytics Holdings, Inc 8,253,755

23
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
85,260 (a) Commvault Systems, Inc $ 11,869,897
105,210 (a),(b) D-Wave Quantum, Inc 3,899,083
758,820 (a) Fastly, Inc 6,290,618
281,020 (a) Five9, Inc 6,823,166
691,290 (a) Freshworks, Inc 7,673,319
250,540 (a) Intapp, Inc 9,615,725
799,820 (a),(b) Jamf Holding Corp 10,277,687
409,410 (a),(b) Pagaya Technologies Ltd 11,009,035
515,520 (a),(b) Porch Group, Inc 7,758,576
343,860 (a) PROS Holdings, Inc 7,925,973
319,000 (a) Rapid7, Inc 5,904,690
357,830 (a) Sprout Social, Inc 3,674,914
85,190 (a) SPS Commerce, Inc 7,006,026
346,820 (a) Tenable Holdings, Inc 10,064,716
181,090 (a),(b) TSS, Inc 3,668,883
126,330 (a),(b) Varonis Systems, Inc 4,450,606
485,080 (a) Weave Communications, Inc 3,594,443
685,910 (a),(b) Zeta Global Holdings Corp 12,339,521
TOTAL SOFTWARE & SERVICES 209,155,684
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
1,225,010 (a) CommScope Holding Co, Inc 21,192,673
154,380 (a),(b) Diebold Nixdorf, Inc 9,131,577
124,340 (a) ePlus, Inc 9,096,714
589,680 (a) Extreme Networks, Inc 11,215,713
57,110 (a),(b) Fabrinet 25,160,953
111,720 (a),(b) IonQ, Inc 6,969,094
268,670 (a),(b) Knowles Corp 6,343,299
393,450 (a) Netscout Systems, Inc 10,937,910
30,103 (a) OSI Systems, Inc 8,382,481
320,260 (a),(b) Quantum Computing, Inc 5,351,545
251,521 (a) Sanmina Corp 34,470,953
177,690 (a) Scansource, Inc 7,623,789
78,250 (a) Super Micro Computer, Inc 4,065,870
321,680 (a) TTM Technologies, Inc 21,616,896
344,250 (a),(b) Viasat, Inc 13,708,035
634,300 Vishay Intertechnology, Inc 10,770,414
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 206,037,916
TELECOMMUNICATION SERVICES - 1.0%
260,680 (a) Bandwidth, Inc 4,209,982
124,620 (a),(b) IDT Corp 6,313,249
2,278,660 (a) Lumen Technologies, Inc 23,424,625
TOTAL TELECOMMUNICATION SERVICES 33,947,856
TRANSPORTATION - 1.4%
114,080 (a),(b) Allegiant Travel Co 7,093,494
373,200 (a) Costamare, Inc 4,560,504
191,630 (a) Forward Air Corp 3,604,560
228,218 (a) Hub Group, Inc (Class A) 8,405,269
29,120 (a) Matson, Inc 2,939,664
210,810 (a) Skywest, Inc 21,182,189
TOTAL TRANSPORTATION 47,785,680
UTILITIES - 3.3%
34,740 (a),(b) American States Water Co 2,477,309
261,240 (a) Avista Corp 9,940,182
221,378 (b) Black Hills Corp 14,042,006
284,699 (a),(b) Brookfield Infrastructure Corp 12,899,712
232,020 (a) California Water Service Group 10,297,048
843,670 (a) Hawaiian Electric Industries, Inc 9,803,445
215,470 (a) NorthWestern Corp 12,857,095
351,110 Portland General Electric Co 16,038,705
73,670 Southwest Gas Holdings Inc 5,856,765
180,770 (b) Spire, Inc 15,618,528

Quant Small Cap Equity
24
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
66,280 (a) Unitil Corp $ 3,231,150
TOTAL UTILITIES 113,061,945
TOTAL COMMON STOCKS
(Cost $2,546,279,417) 3,360,122,433
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
159,976 (d) Eli Lilly & Co 12/31/49 100,785
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 100,785
TOTAL RIGHTS/WARRANTS
(Cost $100,785) 100,785
TOTAL LONG-TERM INVESTMENTS
(Cost $2,546,380,202) 3,360,223,218
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 8.7%
295,561,549 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(f) 295,561,549
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $295,561,549) 295,561,549
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.2%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000 12/23/25 4,972,028
TOTAL GOVERNMENT AGENCY DEBT 4,972,028
REPURCHASE AGREEMENT - 0.5%
18,202,000 (g) Fixed Income Clearing Corporation 4 .150 11/03/25 18,202,000
TOTAL REPURCHASE AGREEMENT 18,202,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,173,689) 23,174,028
TOTAL INVESTMENTS - 108.3%
(Cost $2,865,115,440) 3,678,958,795
OTHER ASSETS & LIABILITIES, NET - (8.3)% (283,335,872)
NET ASSETS - 100.0% $ 3,395,622,923
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $315,343,525.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $18,208,295 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
1.875% and maturity date 7/15/34, valued at $18,566,114.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 228 12/19/25  $ 28,268,286 $ 28,384,860 $ 116,574

Portfolio of Investments October 31, 2025
Quant Small/Mid Cap Equity
25
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 97.7%
AUTOMOBILES & COMPONENTS - 1.2%
242,300 (a) Adient plc $ 5,618,937
797,190 (a) American Axle & Manufacturing Holdings, Inc 4,942,578
136,740 (a) BorgWarner, Inc 5,874,350
379,470 (a) Garrett Motion, Inc 6,428,222
TOTAL AUTOMOBILES & COMPONENTS 22,864,087
BANKS - 5.7%
91,896 Ameris Bancorp 6,581,591
35,000 (a) Bank of Hawaii Corp 2,272,550
127,814 Bank of NT Butterfield & Son Ltd 5,912,676
144,295 (a) BankUnited, Inc 5,783,344
150,321 Berkshire Hills Bancorp, Inc 3,658,813
345,708 (a) Capitol Federal Financial, Inc 2,088,076
73,779 Cathay General Bancorp 3,353,255
97,856 Central Pacific Financial Corp 2,789,875
66,949 (a) Columbia Banking System, Inc 1,794,233
85,808 (a) Customers Bancorp, Inc 5,759,433
36,435 East West Bancorp, Inc 3,701,796
82,367 Enterprise Financial Services Corp 4,313,560
59,570 (a) FB Financial Corp 3,217,376
282,180 First BanCorp 5,499,688
134,931 (a) First Financial Bankshares, Inc 4,168,019
152,105 (a) First Hawaiian, Inc 3,731,136
311,320 First Horizon National Corp 6,649,795
262,460 (a) FNB Corp 4,125,871
80,330 Hancock Whitney Corp 4,587,646
39,870 (a) Hilltop Holdings, Inc 1,287,801
211,460 Home Bancshares, Inc 5,648,097
136,833 (a) National Bank Holdings Corp 4,879,465
118,922 (a) OFG Bancorp 4,597,524
42,290 (a) SOUTHSTATE BANK CORP 3,749,008
114,800 Webster Financial Corp 6,548,192
74,241 (a) Westamerica Bancorporation 3,537,584
TOTAL BANKS 110,236,404
CAPITAL GOODS - 18.1%
622,460 (a) 3D Systems Corp 1,780,236
18,560 Acuity Brands, Inc 6,775,328
66,962 (a) Albany International Corp (Class A) 3,788,710
54,870 (a) Allegheny Technologies, Inc 5,430,484
66,370 Allegion plc 11,002,155
38,110 Allison Transmission Holdings, Inc 3,145,980
119,380 (a) American Superconductor Corp 7,070,877
280,240 (a) API Group Corp 10,318,437
32,848 Applied Industrial Technologies, Inc 8,444,892
40,440 (a) Armstrong World Industries, Inc 7,700,989
208,600 (a),(b) Array Technologies, Inc 1,806,476
58,620 (a) Astronics Corp 2,882,932
66,700 Atmus Filtration Technologies, Inc 3,033,516
74,590 (a) Bloom Energy Corp 9,857,814
34,960 BWX Technologies, Inc 7,467,806
40,268 Carpenter Technology Corp 12,720,661
16,784 Comfort Systems USA, Inc 16,206,295
49,446 Crane Co 9,394,740
26,911 Curtiss-Wright Corp 16,031,690
278,572 (a) DNOW, Inc 4,095,008
25,963 EMCOR Group, Inc 17,545,276
52,760 EnerSys 6,656,202
24,877 Esab Corp 2,906,131
36,140 ESCO Technologies, Inc 7,931,646

Quant Small/Mid Cap Equity
26
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
65,501 (a) Federal Signal Corp $ 7,731,083
132,894 Flowserve Corp 9,070,015
65,210 (a) Franklin Electric Co, Inc 6,179,952
49,643 (a) Gibraltar Industries, Inc 3,097,227
185,110 (a) Hayward Holdings, Inc 3,141,317
118,040 (a) Helios Technologies, Inc 6,534,694
127,810 Hillenbrand, Inc 4,038,796
65,241 ITT, Inc 12,074,152
124,830 (a) Leonardo DRS, Inc 4,563,785
21,510 Lincoln Electric Holdings, Inc 5,043,020
24,870 (a) Mastec, Inc 5,077,459
343,985 (a) MRC Global, Inc 4,798,591
73,420 (a) Mueller Industries, Inc 7,772,975
81,500 Mueller Water Products, Inc (Class A) 2,091,290
12,800 (a) MYR Group, Inc 2,786,560
120,422 nVent Electric plc 13,770,256
32,445 Oshkosh Corp 4,000,144
112,010 Primoris Services Corp 15,851,655
43,050 (a) REV Group, Inc 2,207,174
57,700 (a) Rocket Lab Corp 3,633,946
138,890 (a) Spirit Aerosystems Holdings, Inc (Class A) 5,095,874
44,483 (a) SPX Technologies, Inc 9,959,299
203,400 (a) StandardAero, Inc 5,876,226
28,330 (a) Tennant Co 2,266,400
46,630 Toro Co 3,484,660
122,160 Trinity Industries, Inc 3,343,519
70,190 (a) Tutor Perini Corp 4,727,998
90,723 (a) V2X, Inc 5,179,376
19,790 WESCO International, Inc 5,136,099
TOTAL CAPITAL GOODS 352,527,823
COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
277,754 (a) ACV Auctions, Inc 2,519,229
55,280 (a) Cimpress plc 3,825,929
78,580 (a) Concentrix Corp 3,167,560
159,911 (a) ExlService Holdings, Inc 6,252,520
93,570 (a) Insperity, Inc 4,128,308
190,020 (a) Legalzoom.com, Inc 1,894,499
60,450 (a) MAXIMUS, Inc 5,024,604
156,080 (a) OPENLANE, Inc 4,123,633
297,080 (a) Planet Labs PBC 3,995,726
78,890 TriNet Group, Inc 4,733,400
378,723 (a) Upwork, Inc 6,036,845
237,500 (a) Verra Mobility Corp 5,512,375
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 51,214,628
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
388,180 American Eagle Outfitters, Inc 6,486,488
15,820 (a) Asbury Automotive Group, Inc 3,711,372
215,490 Bath & Body Works, Inc 5,275,195
105,240 (a) Etsy, Inc 6,524,880
43,070 (a) Five Below, Inc 6,773,619
24,490 Lithia Motors, Inc (Class A) 7,691,819
342,340 Macy's, Inc 6,672,206
541,860 (a) Overstock.com, Inc 4,177,741
861,270 (a) Petco Health & Wellness Co, Inc 2,738,839
510,560 (a) RealReal, Inc 6,233,938
129,920 (a) Revolve Group, Inc 2,873,830
72,023 (a) Sonic Automotive, Inc (Class A) 4,575,621
328,420 (a) ThredUp, Inc 2,886,812
196,770 (a) Upbound Group, Inc 3,813,403

27
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
130,357 (a) Valvoline, Inc $ 4,303,084
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 74,738,847
CONSUMER DURABLES & APPAREL - 2.4%
179,860 (a) Amer Sports, Inc 5,617,028
115,000 Hasbro, Inc 8,775,650
49,996 Kontoor Brands, Inc 4,045,676
494,790 (a) Peloton Interactive, Inc 3,592,175
62,150 (a) Skyline Champion Corp 4,240,495
139,400 Tapestry, Inc 15,308,908
64,310 (a) Taylor Morrison Home Corp 3,811,654
18,620 Tempur Sealy International, Inc 1,477,311
TOTAL CONSUMER DURABLES & APPAREL 46,868,897
CONSUMER SERVICES - 3.8%
771,384 ADT, Inc 6,819,035
205,580 Aramark 7,787,370
394,390 (a) Bloomin' Brands, Inc 2,693,684
49,550 (a) Bright Horizons Family Solutions, Inc 5,412,346
108,230 (a) Coursera, Inc 911,297
105,920 H&R Block, Inc 5,268,461
197,881 (a) International Game Technology plc 3,296,697
250,801 (a) Laureate Education, Inc 7,280,753
103,470 (a) Life Time Group Holdings, Inc 2,558,813
187,100 (a) OneSpaWorld Holdings Ltd 4,353,817
35,800 (a) Papa John's International, Inc 1,818,998
157,060 Perdoceo Education Corp 4,988,226
43,620 Red Rock Resorts, Inc 2,325,382
404,350 (a) Rush Street Interactive, Inc 6,857,776
48,241 (a) Strategic Education, Inc 3,665,351
10,720 (a) Stride, Inc 729,389
351,610 (a) Super Group SGHC Ltd 3,797,388
291,291 (b) Wendy's Co 2,487,625
TOTAL CONSUMER SERVICES 73,052,408
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
90,229 (a) Chefs' Warehouse, Inc 5,323,511
21,231 (a) Performance Food Group Co 2,053,887
41,020 (a) Sprouts Farmers Market, Inc 3,238,939
268,300 (a) United Natural Foods, Inc 10,101,495
70,846 (a) US Foods Holding Corp 5,144,837
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,862,669
ENERGY - 3.5%
170,920 (a) APA Corp 3,871,338
76,500 Archrock, Inc 1,933,155
82,910 California Resources Corp 3,910,865
49,610 Chord Energy Corp 4,500,619
52,700 Civitas Resources, Inc 1,519,341
223,010 (a) DHT Holdings, Inc 2,961,573
67,540 EQT Corp 3,618,793
177,530 HF Sinclair Corp 9,160,548
222,250 Magnolia Oil & Gas Corp 4,991,735
94,437 (a) Par Pacific Holdings, Inc 3,775,591
772,950 (a) Patterson-UTI Energy, Inc 4,846,397
180,880 PBF Energy, Inc 6,180,670
295,940 TechnipFMC plc 12,237,119
45,490 Weatherford International plc 3,352,158
78,999 World Fuel Services Corp 2,042,124
TOTAL ENERGY 68,902,026
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.1%
88,520 Agree Realty Corp 6,462,845
121,509 (a) Alexander & Baldwin, Inc 1,940,499
99,454 (a) American Assets Trust, Inc 1,900,566
136,384 American Homes 4 Rent 4,309,735
281,565 Brixmor Property Group, Inc 7,365,741

Quant Small/Mid Cap Equity
28
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
325,360 Broadstone Net Lease, Inc $ 5,830,451
144,260 Corporate Office Properties Trust 4,063,804
158,020 CubeSmart 5,952,613
47,228 Essential Properties Realty Trust, Inc 1,411,173
136,936 First Industrial Realty Trust, Inc 7,569,822
64,320 Gaming and Leisure Properties, Inc 2,872,531
68,100 Getty Realty Corp 1,867,983
121,670 InvenTrust Properties Corp 3,333,758
207,340 Kimco Realty Corp 4,283,644
189,461 Kite Realty Group Trust 4,194,667
251,501 Mack-Cali Realty Corp 3,611,554
152,500 (a) Millrose Properties, Inc 4,912,025
263,990 NETSTREIT Corp 4,915,494
122,756 Regency Centers Corp 8,464,026
237,984 Sabra Health Care REIT, Inc 4,240,875
207,880 SITE Centers Corp 1,523,760
145,010 Tanger Factory Outlet Centers, Inc 4,721,526
267,660 Washington REIT 4,403,007
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 100,152,099
FINANCIAL SERVICES - 7.2%
47,550 (a) Affirm Holdings, Inc 3,417,894
156,579 (a) Brightsphere Investment Group, Inc 7,531,450
179,872 (a) Cannae Holdings, Inc 3,216,111
191,562 Corebridge Financial, Inc 6,237,259
87,240 (a) Enact Holdings, Inc 3,116,213
11,000 (a) Enova International, Inc 1,315,270
7,830 (a) Federal Agricultural Mortgage Corp 1,242,151
301,910 (a) Flywire Corp 4,021,441
275,130 Invesco Ltd 6,520,581
151,590 Janus Henderson Group plc 6,603,261
252,850 (a) LendingClub Corp 4,397,062
30,740 MarketAxess Holdings, Inc 4,920,244
136,310 MGIC Investment Corp 3,737,620
133,692 (a) NMI Holdings, Inc 4,870,400
680,386 (a) Payoneer Global, Inc 3,939,435
107,230 PROG Holdings, Inc 3,102,164
325,750 (a) Remitly Global, Inc 5,225,030
148,150 (a) Rithm Capital Corp 1,625,206
48,150 (a) Robinhood Markets, Inc 7,067,457
818,630 (a) SoFi Technologies, Inc 24,296,939
66,383 StepStone Group, Inc 4,041,397
71,003 (a) StoneX Group, Inc 6,526,596
111,320 (a),(b) Upstart Holdings, Inc 5,289,926
60,564 Victory Capital Holdings, Inc 3,771,320
128,729 Virtu Financial, Inc 4,484,918
47,780 Voya Financial, Inc 3,557,699
480,040 (b) WisdomTree, Inc 5,741,278
TOTAL FINANCIAL SERVICES 139,816,322
FOOD, BEVERAGE & TOBACCO - 0.6%
60,600 (a) Celsius Holdings, Inc 3,649,938
303,090 Dole plc 3,861,367
226,470 (a) Smithfield Foods, Inc 5,018,575
TOTAL FOOD, BEVERAGE & TOBACCO 12,529,880
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
1,084,199 (a) agilon health, Inc 863,564
376,690 (a) Alignment Healthcare, Inc 6,350,993
355,710 (a) Alphatec Holdings, Inc 6,754,933
59,911 (a) AtriCure, Inc 2,069,925
292,470 (a) BrightSpring Health Services, Inc 9,666,133
105,800 (a) Doximity, Inc 6,982,800
39,970 Encompass Health Corp 4,550,585
178,140 (a) Enovis Corp 5,565,094

29
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
198,190 (a) LifeMD, Inc $ 1,171,303
114,552 (a) LivaNova plc 6,028,872
133,380 (a) Novocure Ltd 1,708,598
175,860 (a) Option Care Health, Inc 4,577,636
119,660 (a) Pediatrix Medical Group, Inc 2,030,630
154,621 (a) Phreesia, Inc 3,500,619
179,254 (a) Privia Health Group, Inc 4,355,872
186,780 (a) Progyny, Inc 3,494,654
555,620 (a) Teladoc Health, Inc 4,795,001
48,400 (a) Tenet Healthcare Corp 9,994,116
TOTAL HEALTH CARE EQUIPMENT & SERVICES 84,461,328
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
114,935 (a) BellRing Brands, Inc 3,462,991
219,290 (a) Reynolds Consumer Products, Inc 5,359,448
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,822,439
INSURANCE - 2.7%
82,279 Axis Capital Holdings Ltd 7,706,251
160,920 (a) CNO Financial Group, Inc 6,440,018
233,540 (a) Hamilton Insurance Group Ltd 5,527,892
36,440 Kemper Corp 1,639,436
84,010 (a) Mercury General Corp 6,493,973
213,300 Old Republic International Corp 8,416,818
155,705 (a) Oscar Health, Inc 2,802,690
21,620 Primerica, Inc 5,618,389
9,619 Reinsurance Group of America, Inc (Class A) 1,755,083
70,543 Selective Insurance Group, Inc 5,314,710
TOTAL INSURANCE 51,715,260
MATERIALS - 3.7%
145,450 Avient Corp 4,664,581
41,700 (a) Balchem Corp 6,396,363
735,370 (a) Coeur Mining, Inc 12,626,303
395,869 (a) Constellium SE 6,227,019
33,820 Crown Holdings, Inc 3,286,628
195,430 Element Solutions, Inc 5,221,890
445,690 Hecla Mining Co 5,736,030
24,410 Innospec, Inc 1,796,088
16,080 Materion Corp 1,843,250
60,686 Minerals Technologies, Inc 3,443,931
267,440 Mosaic Co 7,341,228
225,900 (a) NioCorp Developments Ltd 1,664,883
11,032 Royal Gold, Inc 1,928,283
260,410 (a) SSR Mining, Inc 5,874,850
95,340 (a) Trimas Corp 3,387,430
TOTAL MATERIALS 71,438,757
MEDIA & ENTERTAINMENT - 1.8%
88,860 (a) Cargurus, Inc 3,120,763
110,730 (a) EverQuote, Inc 2,385,124
209,908 (a) Integral Ad Science Holding Corp 2,143,161
98,830 (a) Madison Square Garden Entertainment Corp 4,364,333
266,730 (a) Magnite, Inc 4,769,132
269,570 (a) MediaAlpha, Inc 3,437,017
150,070 News Corp (Class A) 3,976,855
97,350 (a) Roku, Inc 10,331,756
TOTAL MEDIA & ENTERTAINMENT 34,528,141
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
296,570 (a) ADMA Biologics, Inc 4,590,904
180,370 (a) Alkermes plc 5,537,359
786,470 (a) Amicus Therapeutics, Inc 7,101,824
517,710 (a) Amneal Pharmaceuticals, Inc 5,601,622
221,450 (a) Apellis Pharmaceuticals, Inc 4,754,532
159,890 (a) Arcutis Biotherapeutics, Inc 4,046,816
807,490 (a) Ardelyx, Inc 4,893,390

Quant Small/Mid Cap Equity
30
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
644,720 (a) BioCryst Pharmaceuticals, Inc $ 4,719,350
149,230 (a) Brooks Automation, Inc 4,506,746
164,383 (a) Exact Sciences Corp 10,633,936
115,303 (a) Exelixis, Inc 4,458,767
531,350 (a) Fortrea Holdings, Inc 5,557,921
140,101 (a) Halozyme Therapeutics, Inc 9,133,184
241,660 (a) Innoviva, Inc 4,398,212
6,970 (a) Medpace Holdings, Inc 4,076,823
40,520 (a) Mirum Pharmaceuticals, Inc 2,943,778
30,367 (a) Natera, Inc 6,040,907
136,857 (a) PTC Therapeutics, Inc 9,348,702
167,325 (a),(b) QIAGEN NV 7,839,176
395,690 (a) Roivant Sciences Ltd 7,909,843
277,020 (a) Syndax Pharmaceuticals, Inc 3,795,174
197,770 (a) Travere Therapeutics, Inc 6,953,593
105,970 (a) Twist Bioscience Corp 3,485,353
175,790 (a) Ultragenyx Pharmaceutical, Inc 6,082,334
160,492 (a) Veracyte, Inc 5,790,551
953,880 Viatris, Inc 9,882,197
445,910 (a) Xeris Biopharma Holdings, Inc 4,325,327
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 158,408,321
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
1,032,710 (a) Compass, Inc 7,962,194
394,954 (b) eXp World Holdings, Inc 4,044,329
295,980 (a) Newmark Group, Inc 5,277,323
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 17,283,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
67,990 (a) Ambarella, Inc 5,794,788
247,220 (a) Amkor Technology, Inc 7,980,262
123,792 (a) Credo Technology Group Holding Ltd 23,225,855
32,650 (a) MACOM Technology Solutions Holdings, Inc 4,836,444
47,900 Power Integrations, Inc 2,006,531
93,650 (a) Rambus, Inc 9,630,966
318,330 (a) Rigetti Computing, Inc 14,092,469
66,040 (a) Semtech Corp 4,481,474
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 72,048,789
SOFTWARE & SERVICES - 6.2%
119,900 (a) ACI Worldwide, Inc 5,710,837
78,070 Amdocs Ltd 6,578,178
370,360 (a) Amplitude, Inc 3,722,118
113,650 (a) Appian Corp 3,401,544
171,980 (a) Box, Inc 5,518,838
119,600 (a) Cleanspark, Inc 2,128,880
191,323 Clear Secure, Inc 5,829,612
226,850 (a) Confluent, Inc 5,301,484
119,140 (a),(b) D-Wave Quantum, Inc 4,415,328
86,550 (a) Elastic NV 7,721,991
443,070 (a) Fastly, Inc 3,673,050
65,590 (a) Five9, Inc 1,592,525
282,570 (a) Freshworks, Inc 3,136,527
63,490 (a) Gitlab, Inc 3,095,138
344,170 (a) Jamf Holding Corp 4,422,585
33,172 (a) Manhattan Associates, Inc 6,039,626
248,410 (a) Pagaya Technologies Ltd 6,679,745
83,090 Pegasystems, Inc 5,288,679
194,150 (a) RingCentral, Inc 5,847,798
144,494 (a) SentinelOne, Inc 2,579,218
380,000 (a) Sprinklr, Inc 2,933,600
24,917 (a) SPS Commerce, Inc 2,049,174
172,980 (a) Tenable Holdings, Inc 5,019,880
515,110 (a) UiPath, Inc 8,169,645
219,050 (a) Unity Software, Inc 8,301,995

31
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
28,620 (a) Workiva, Inc $ 2,432,986
TOTAL SOFTWARE & SERVICES 121,590,981
TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
105,506 (a) Calix, Inc 7,218,720
123,410 Cognex Corp 5,107,940
526,210 (a) CommScope Holding Co, Inc 9,103,433
241,888 (a) Extreme Networks, Inc 4,600,710
15,041 (a) Fabrinet 6,626,613
179,928 (a) IonQ, Inc 11,223,909
29,000 Jabil Inc 6,405,810
26,120 (a) Littelfuse, Inc 6,355,257
345,190 (a) Mirion Technologies, Inc 10,138,230
204,260 (a) Ouster, Inc 6,814,114
40,790 (a) Plexus Corp 5,706,521
28,380 (a) SanDisk Corp 5,656,985
75,774 (a) Sanmina Corp 10,384,827
190,160 (a) TTM Technologies, Inc 12,778,752
221,830 (a) Viasat, Inc 8,833,271
264,029 Vishay Intertechnology, Inc 4,483,212
123,840 Vontier Corp 4,767,840
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 126,206,144
TELECOMMUNICATION SERVICES - 0.3%
41,763 (a),(c) GCI Liberty, Inc 418
80,310 Iridium Communications, Inc 1,537,936
328,540 (a) Liberty Global Ltd 3,613,940
TOTAL TELECOMMUNICATION SERVICES 5,152,294
TRANSPORTATION - 1.5%
85,040 CH Robinson Worldwide, Inc 13,095,309
139,080 (a) GXO Logistics, Inc 7,817,687
420,045 (a) Lyft, Inc (Class A) 8,594,121
TOTAL TRANSPORTATION 29,507,117
UTILITIES - 2.2%
40,893 (a) Allete, Inc 2,753,326
104,480 Black Hills Corp 6,627,166
50,530 (a) California Water Service Group 2,242,521
111,350 Clearway Energy, Inc (Class A) 3,339,387
185,460 MDU Resources Group, Inc 3,557,123
31,054 MGE Energy, Inc 2,573,445
44,380 NRG Energy, Inc 7,627,147
176,680 OGE Energy Corp 7,798,655
76,260 ONE Gas, Inc 6,115,289
TOTAL UTILITIES 42,634,059
TOTAL COMMON STOCKS
(Cost $1,497,711,705) 1,902,563,566
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.8%
185,800 (a),(b) Vanguard Russell 2000 ETF 18,494,532
68,800 Vanguard Small-Cap ETF 17,543,312
TOTAL INVESTMENT COMPANIES
(Cost $33,907,827) 36,037,844
TOTAL LONG-TERM INVESTMENTS
(Cost $1,531,619,532) 1,938,601,410

Quant Small/Mid Cap Equity
32
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
16,714,240 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(e) $ 16,714,240
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $16,714,240) 16,714,240
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
$ 9,904,000 (f) Fixed Income Clearing Corporation 4 .150 11/03/25 9,904,000
TOTAL REPURCHASE AGREEMENT 9,904,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,904,000) 9,904,000
TOTAL INVESTMENTS - 100.9%
(Cost $1,558,237,772) 1,965,219,650
OTHER ASSETS & LIABILITIES, NET - (0.9)% (17,327,432)
NET ASSETS - 100.0% $ 1,947,892,218
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,891,294.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $9,907,425 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 10/31/32, valued at $10,102,159.

Portfolio of Investments October 31, 2025
Large Cap Responsible Equity
33
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 0.1%
78,318 (a) Aptiv plc $ 6,351,590
TOTAL AUTOMOBILES & COMPONENTS 6,351,590
BANKS - 3.3%
697,542 Citigroup, Inc 70,612,177
467,651 JPMorgan Chase & Co 145,495,579
TOTAL BANKS 216,107,756
CAPITAL GOODS - 8.8%
64,788 (a) Axon Enterprise, Inc 47,439,717
412,484 Carrier Global Corp 24,538,673
159,472 Caterpillar, Inc 92,056,807
96,935 Deere & Co 44,748,104
171,903 Eaton Corp plc 65,591,309
114,116 GE Vernova, Inc 66,773,836
203,873 Illinois Tool Works, Inc 49,728,702
447,907 Ingersoll Rand, Inc 34,188,741
43,545 Parker-Hannifin Corp 33,652,882
133,472 Quanta Services, Inc 59,946,280
53,354 Trane Technologies plc 23,937,272
26,937 W.W. Grainger, Inc 26,371,323
76,500 Xylem, Inc 11,540,025
TOTAL CAPITAL GOODS 580,513,671
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
192,574 Automatic Data Processing, Inc 50,127,012
827,286 (a) Copart, Inc 35,581,571
59,406 Paychex, Inc 6,952,284
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 92,660,867
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
550,925 eBay, Inc 44,795,712
230,910 Home Depot, Inc 87,651,127
98,477 Lowe's Cos, Inc 23,450,328
15,343 Pool Corp 4,097,502
475,368 TJX Cos, Inc 66,618,071
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 226,612,740
CONSUMER DURABLES & APPAREL - 0.1%
98,317 (a) Deckers Outdoor Corp 8,012,836
TOTAL CONSUMER DURABLES & APPAREL 8,012,836
CONSUMER SERVICES - 3.9%
12,338 Booking Holdings, Inc 62,649,156
106,286 (a) DoorDash, Inc 27,035,970
91,411 (a) Expedia Group, Inc 20,110,420
200,985 McDonald's Corp 59,979,954
167,630 Royal Caribbean Cruises Ltd 48,081,313
491,967 Starbucks Corp 39,785,371
TOTAL CONSUMER SERVICES 257,642,184
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
249,785 Target Corp 23,160,065
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,160,065
ENERGY - 1.4%
1,102,832 Baker Hughes Co 53,388,097
591,535 ONEOK, Inc 39,632,845
TOTAL ENERGY 93,020,942
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
62,005 Equinix, Inc 52,456,850
171,389 Iron Mountain, Inc 17,644,498
459,128 (b) Prologis, Inc 56,973,193

Large Cap Responsible Equity
34
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
359,478 Welltower, Inc $ 65,079,897
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 192,154,438
FINANCIAL SERVICES - 11.0%
207,311 American Express Co 74,783,297
96,123 Ameriprise Financial, Inc 43,521,611
387,223 Bank of New York Mellon Corp 41,792,978
97,236 Goldman Sachs Group, Inc 76,755,181
179,381 Mastercard, Inc (Class A) 99,016,518
112,999 Moody's Corp 54,273,420
448,268 Morgan Stanley 73,515,952
134,825 Nasdaq Stock Market, Inc 11,526,189
664,091 (a) PayPal Holdings, Inc 46,001,584
124,869 S&P Global, Inc 60,837,426
391,058 Synchrony Financial 29,086,894
337,258 Visa, Inc (Class A) 114,917,291
TOTAL FINANCIAL SERVICES 726,028,341
FOOD, BEVERAGE & TOBACCO - 1.9%
813,359 Coca-Cola Co 56,040,435
452,857 PepsiCo, Inc 66,157,879
TOTAL FOOD, BEVERAGE & TOBACCO 122,198,314
HEALTH CARE EQUIPMENT & SERVICES - 2.4%
109,665 (a) Cooper Cos, Inc 7,666,680
345,612 (a) Edwards Lifesciences Corp 28,495,709
111,734 HCA, Inc 51,361,885
64,182 (a) IDEXX Laboratories, Inc 40,403,211
29,484 (a) Insulet Corp 9,228,787
24,128 McKesson Corp 19,576,012
19,103 STERIS plc 4,502,577
TOTAL HEALTH CARE EQUIPMENT & SERVICES 161,234,861
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
555,448 Procter & Gamble Co 83,522,716
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 83,522,716
INSURANCE - 1.9%
14,441 Hartford Financial Services Group, Inc 1,793,283
166,793 Marsh & McLennan Cos, Inc 29,714,173
229,393 Progressive Corp 47,254,958
182,490 Travelers Cos, Inc 49,020,464
TOTAL INSURANCE 127,782,878
MATERIALS - 1.9%
8,118 Ball Corp 381,546
205,493 Ecolab, Inc 52,688,405
435,796 International Paper Co 16,839,157
722,980 Newmont Goldcorp Corp 58,539,691
TOTAL MATERIALS 128,448,799
MEDIA & ENTERTAINMENT - 4.3%
1,293,917 Comcast Corp (Class A) 36,016,180
261,667 Electronic Arts, Inc 52,349,100
195,328 (a) Live Nation, Inc 29,207,396
88,640 (a) Netflix, Inc 99,175,750
466,187 News Corp (Class A) 12,353,955
212,942 (a) Take-Two Interactive Software, Inc 54,591,941
TOTAL MEDIA & ENTERTAINMENT 283,694,322
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
42,166 Agilent Technologies, Inc 6,171,416
210,870 Amgen, Inc 62,929,934
255,310 Bristol-Myers Squibb Co 11,762,132
305,959 Danaher Corp 65,897,449
154,056 Eli Lilly & Co 132,928,760
334,134 Gilead Sciences, Inc 40,025,912
119,274 (a) Vertex Pharmaceuticals, Inc 50,759,436
26,035 West Pharmaceutical Services, Inc 7,343,693

35
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
284,416 Zoetis, Inc $ 40,981,501
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 418,800,233
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
251,726 (a) CBRE Group, Inc 38,370,594
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 38,370,594
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.8%
470,098 (a) Advanced Micro Devices, Inc 120,401,500
333,335 Applied Materials, Inc 77,700,388
127,965 (a) First Solar, Inc 34,158,977
1,948,041 Intel Corp 77,902,160
526,499 Lam Research Corp 82,902,532
3,024,144 Nvidia Corp 612,358,919
242,466 NXP Semiconductors NV 50,704,490
335,045 Texas Instruments, Inc 54,096,366
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,110,225,332
SOFTWARE & SERVICES - 17.3%
249,706 Accenture plc 62,451,471
160,887 (a) Adobe, Inc 54,751,455
180,849 (a) Autodesk, Inc 54,497,038
165,506 (a) Cadence Design Systems, Inc 56,055,227
93,791 (a) Gartner, Inc 23,292,057
282,972 International Business Machines Corp 86,988,422
94,421 Intuit, Inc 63,030,738
935,384 Microsoft Corp 484,351,189
38,472 (a) PTC, Inc 7,638,231
277,852 Salesforce, Inc 72,355,439
70,917 (a) ServiceNow, Inc 65,192,580
98,592 (a) Synopsys, Inc 44,743,021
341,149 (a) Trade Desk, Inc 17,152,972
199,965 (a) Workday, Inc 47,975,603
TOTAL SOFTWARE & SERVICES 1,140,475,443
TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
467,707 (a) Arista Networks, Inc 73,752,717
1,130,766 Cisco Systems, Inc 82,670,302
1,625,046 Hewlett Packard Enterprise Co 39,683,623
1,163,194 HP, Inc 32,185,578
213,140 (a) Keysight Technologies, Inc 38,996,095
70,681 Seagate Technology Holdings plc 18,085,854
382,844 (a) Trimble Inc 30,531,809
429,628 (a) Western Digital Corp 64,534,422
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 380,440,400
TELECOMMUNICATION SERVICES - 0.7%
1,139,938 Verizon Communications, Inc 45,301,136
TOTAL TELECOMMUNICATION SERVICES 45,301,136
TRANSPORTATION - 0.6%
579,036 CSX Corp 20,856,877
144,487 Old Dominion Freight Line 20,288,865
2,171 Union Pacific Corp 478,423
TOTAL TRANSPORTATION 41,624,165
UTILITIES - 0.6%
78,559 Edison International 4,350,597
32,490 Eversource Energy 2,398,087
782,073 Exelon Corp 36,069,207
TOTAL UTILITIES 42,817,891
TOTAL COMMON STOCKS
(Cost $3,153,787,424) 6,547,202,514

Large Cap Responsible Equity
36
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
200,000 (c) Nuveen ESG Large-Cap ETF $ 10,588,000
TOTAL INVESTMENT COMPANIES
(Cost $5,657,305) 10,588,000
TOTAL LONG-TERM INVESTMENTS
(Cost $3,159,444,729) 6,557,790,514
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.1%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0.000% 12/16/25 9,951,444
TOTAL GOVERNMENT AGENCY DEBT 9,951,444
REPURCHASE AGREEMENT - 0.2%
11,569,000 (d) Fixed Income Clearing Corporation 4.150 11/03/25 11,569,000
TOTAL REPURCHASE AGREEMENT 11,569,000
TREASURY DEBT - 0.4%
5,000,000 United States Treasury Bill 0.000 11/18/25 4,991,935
10,000,000 United States Treasury Bill 0.000 11/20/25 9,981,643
10,000,000 United States Treasury Bill 0.000 11/25/25 9,976,295
TOTAL TREASURY DEBT 24,949,873
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,462,985) 46,470,317
TOTAL INVESTMENTS - 100.0%
(Cost $3,205,907,714) 6,604,260,831
OTHER ASSETS & LIABILITIES, NET - 0.0% 705,103
NET ASSETS - 100.0% $ 6,604,965,934
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Affiliated holding
(d) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $11,573,001 on 11/3/25, collateralized by Government Agency Securities, with coupon rates
1.875%–2.125% and maturity dates 7/15/34–1/15/35, valued at $11,800,493.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 118 12/19/25  $ 39,818,981 $ 40,556,600 $ 737,619

Portfolio of Investments October 31, 2025
Emerging Markets Equity
37
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
BRAZIL - 8.0%
12,114,000 B3 SA-Brasil Bolsa Balcao $ 28,506,443
2,410,300 (a) Banco BTG Pactual S.A. - Unit 21,872,108
3,442,200 Itau Unibanco Holding S.A. 25,234,504
5,159,200 Raia Drogasil S.A. 19,179,360
2,205,900 Vale S.A. 26,758,062
2,451,100 (a) WEG S.A. 19,180,719
TOTAL BRAZIL 140,731,196
CHINA - 25.6%
344,219 (a) Advanced Micro-Fabrication Equipment, Inc China 13,523,402
4,468,808 Alibaba Group Holding Ltd 95,090,587
2,925,050 (a) Baidu, Inc 44,274,224
635,549 BYD Co Ltd 9,012,607
1,464,385 China Tourism Group Duty Free Corp Ltd 15,664,938
4,064,268 (a) DiDi Global, Inc (ADR) 26,173,886
853,733 (b) Huazhu Group Ltd (ADR) 32,954,094
445,600 JD.com, Inc 7,356,845
773,590 (b) KE Holdings, Inc (ADR) 13,189,709
4,300,000 (a) Kingdee International Software Group Co Ltd 8,112,570
1,861,800 (a),(c) Kuaishou Technology 17,285,573
664,500 (a),(c) Meituan 8,746,649
104,775 (a) PDD Holdings, Inc (ADR) 14,131,004
2,225,297 Ping An Insurance Group Co of China Ltd (Class A) 18,097,009
252,692 Prosus NV 17,465,680
987,476 Tencent Holdings Ltd 80,210,402
1,498,000 (a) XPeng, Inc 17,451,942
2,348,720 (a) Zijin Mining Group Co Ltd (Class A) 10,049,457
TOTAL CHINA 448,790,578
HONG KONG - 0.0%
22,290 (a),(d) Asia Pacific Investment Partners Limited 223
TOTAL HONG KONG 223
INDIA - 13.9%
1,480,074 Axis Bank Ltd 20,539,735
1,713,795 (a) Bajaj Finance Ltd 20,127,842
10,091,582 (a) Edelweiss Financial Services Ltd 12,899,888
4,935,706 HDFC Bank Ltd 54,879,331
244,131 Hero Honda Motors Ltd 15,238,731
921,438 (a) ICICI Bank Ltd 13,962,214
3,507,542 (a) Reliance Industries Ltd 58,691,142
5,626,139 (a) Reliance Strategic Investments Ltd 19,445,208
2,669,344 (a) State Bank of India 28,181,484
TOTAL INDIA 243,965,575
INDONESIA - 1.4%
41,153,900 Astra International Tbk PT 15,217,202
17,951,500 (a) Bank Central Asia Tbk PT 9,191,017
TOTAL INDONESIA 24,408,219
KOREA, REPUBLIC OF - 12.8%
254,542 (a) Celltrion, Inc 31,330,467
103,307 Hynix Semiconductor, Inc 40,196,075
73,938 (a) LG Chem Ltd 20,565,719
109,292 LG Electronics, Inc 6,703,230
1,222,570 Samsung Electronics Co Ltd 92,030,401
71,463 (a) Samsung SDI Co Ltd 16,102,140

Emerging Markets Equity
38
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
26,587 (a) Samsung Techwin Co Ltd $ 18,236,678
TOTAL KOREA, REPUBLIC OF 225,164,710
MALAYSIA - 0.5%
3,930,100 Malayan Banking BHD 9,262,393
TOTAL MALAYSIA 9,262,393
MEXICO - 5.3%
524,102 Fomento Economico Mexicano SAB de C.V. (ADR) 49,454,264
1,363,300 (b) Grupo Financiero Banorte S.A. de C.V. 12,830,584
2,000,600 (a),(b) Grupo Mexico S.A. de C.V. (Series B) 17,296,142
4,120,400 (b) Wal-Mart de Mexico SAB de C.V. 13,621,927
TOTAL MEXICO 93,202,917
PERU - 1.0%
63,265 Credicorp Ltd 16,512,165
TOTAL PERU 16,512,165
POLAND - 0.5%
956,132 (a),(c) Allegro.eu S.A. 8,928,200
TOTAL POLAND 8,928,200
SAUDI ARABIA - 2.2%
852,621 Al Rajhi Bank 24,098,580
2,051,825 (c) Saudi Arabian Oil Co 14,177,067
TOTAL SAUDI ARABIA 38,275,647
SINGAPORE - 0.8%
2,255,847 (a) Grab Holdings Ltd 13,557,640
TOTAL SINGAPORE 13,557,640
SOUTH AFRICA - 4.4%
2,221,269 FirstRand Ltd 10,541,911
499,722 (a) Naspers Ltd 35,098,479
1,138,951 (a) Shoprite Holdings Ltd 19,054,232
888,895 Standard Bank Group Ltd 13,071,058
TOTAL SOUTH AFRICA 77,765,680
TAIWAN - 19.2%
192,000 (a) Alchip Technologies Ltd 21,630,513
6,519,000 Chinatrust Financial Holding Co 8,853,338
2,750,000 Chunghwa Telecom Co Ltd 11,717,623
3,221,000 Fubon Financial Holding Co Ltd 9,532,763
1,095,000 Hon Hai Precision Industry Co, Ltd 9,107,533
686,000 MediaTek, Inc 29,092,864
5,096,400 Taiwan Semiconductor Manufacturing Co Ltd 246,460,203
TOTAL TAIWAN 336,394,837
THAILAND - 1.3%
4,909,400 (a) CP Seven Eleven PCL (ADR) 6,980,383
2,635,100 Kasikornbank PCL - NVDR 15,188,961
TOTAL THAILAND 22,169,344
TURKEY - 0.6%
2,033,067 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 9,828,942
TOTAL TURKEY 9,828,942
UNITED ARAB EMIRATES - 1.2%
9,758,165 (a) Adnoc Gas plc 9,271,626
3,129,818 (a) Emaar Properties PJSC 12,111,280
TOTAL UNITED ARAB EMIRATES 21,382,906
UNITED STATES - 0.5%
144,182 (a) Globant S.A. 8,878,727
TOTAL UNITED STATES 8,878,727
TOTAL COMMON STOCKS
(Cost $1,223,809,274) 1,739,219,899
TOTAL LONG-TERM INVESTMENTS
(Cost $1,223,809,274) 1,739,219,899

39
See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
5,824,193 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(f) $ 5,824,193
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,824,193) 5,824,193
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000 12/23/25 4,972,028
TOTAL GOVERNMENT AGENCY DEBT 4,972,028
REPURCHASE AGREEMENT - 0.4%
7,135,000 (g) Fixed Income Clearing Corporation 4 .150 11/03/25 7,135,000
TOTAL REPURCHASE AGREEMENT 7,135,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,106,689) 12,107,028
TOTAL INVESTMENTS - 100.2%
(Cost $1,241,740,156) 1,757,151,120
OTHER ASSETS & LIABILITIES, NET - (0.2)% (3,722,162)
NET ASSETS - 100.0% $ 1,753,428,958
ADR American Depositary Receipt
NVDR Non Voting Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,929,975.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $49,137,489 or 2.8% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $7,137,468 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
2.125% and maturity date 1/15/35, valued at $7,277,834.

International Equity
Portfolio of Investments October 31, 2025
40
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
AUSTRALIA - 4.6%
2,660,947 BHP Billiton Ltd $ 75,858,799
981,654 Commonwealth Bank of Australia 110,146,480
13,196,449 Glencore plc 63,218,443
TOTAL AUSTRALIA 249,223,722
BRAZIL - 1.0%
7,493,960 Itau Unibanco Holding S.A. 54,937,645
TOTAL BRAZIL 54,937,645
DENMARK - 2.8%
364,365 DSV AS 77,758,504
1,539,731 Novo Nordisk A.S. 75,803,530
TOTAL DENMARK 153,562,034
FINLAND - 1.4%
4,589,033 Nordea Bank AB publ 78,503,685
TOTAL FINLAND 78,503,685
FRANCE - 11.2%
339,637 (a) Air Liquide 65,732,960
731,912 Airbus SE 180,468,295
487,021 Compagnie de Saint-Gobain 47,271,233
250,705 Essilor International S.A. 91,812,843
111,228 Kering 39,498,941
126,598 LVMH Moet Hennessy Louis Vuitton S.A. 89,482,326
571,854 Total S.A. 35,703,716
451,556 Vinci S.A. 60,380,374
TOTAL FRANCE 610,350,688
GERMANY - 9.9%
2,517,535 E.ON AG. 46,842,202
423,378 HeidelbergCement AG. 99,325,963
61,305 (a) Rheinmetall AG. 120,512,397
1,215,014 RWE AG. 59,815,766
257,838 SAP AG. 67,056,536
505,584 Siemens AG. 143,281,091
TOTAL GERMANY 536,833,955
INDIA - 0.8%
595,093 HDFC Bank Ltd (ADR) 21,554,268
1,206,226 (a) Reliance Industries Ltd 20,183,588
TOTAL INDIA 41,737,856
INDONESIA - 0.2%
53,889,095 Bank Rakyat Indonesia 12,891,363
TOTAL INDONESIA 12,891,363
ITALY - 2.2%
913,169 Moncler S.p.A 54,780,415
841,043 (a) UniCredit S.p.A 62,276,399
TOTAL ITALY 117,056,814
JAPAN - 22.7%
954,700 Advantest Corp 142,962,310
3,129,870 Daiichi Sankyo Co Ltd 74,766,698
2,243,900 (a) Fujitsu Ltd 58,477,015
6,405,610 (a) Hitachi Ltd 218,809,101
3,518,200 Mitsubishi Electric Corp 99,890,802
10,841,789 Mitsubishi UFJ Financial Group, Inc 163,768,118
1,438,901 Nintendo Co Ltd 122,723,705
1,423,914 ORIX Corp 34,831,829
393,300 SBI Holdings, Inc 17,575,407
4,871,735 Sony Corp 135,675,771
5,173,635 (a) Sony Financial Holdings, Inc 5,216,942
3,938,642 Sumitomo Mitsui Financial Group, Inc 106,633,966

41
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
2,474,448 (a) Toyota Motor Corp $ 50,446,879
TOTAL JAPAN 1,231,778,543
KOREA, REPUBLIC OF - 1.3%
930,095 Samsung Electronics Co Ltd 70,014,000
TOTAL KOREA, REPUBLIC OF 70,014,000
MEXICO - 0.7%
203,274 Fomento Economico Mexicano SAB de C.V. (ADR) 19,180,935
2,008,600 Grupo Financiero Banorte S.A. de C.V. 18,903,771
TOTAL MEXICO 38,084,706
NETHERLANDS - 5.7%
88,728 ASML Holding NV 93,812,944
669,716 Heineken NV 51,857,652
4,081,155 ING Groep NV 101,905,072
13,512,823 Koninklijke KPN NV 62,530,064
TOTAL NETHERLANDS 310,105,732
SOUTH AFRICA - 0.7%
1,049,339 (a) Anglo American plc 39,699,242
TOTAL SOUTH AFRICA 39,699,242
SPAIN - 7.0%
8,721,937 Banco Bilbao Vizcaya Argentaria S.A. 175,712,770
12,599,954 (b) Banco Santander S.A. 128,395,876
3,633,265 Iberdrola S.A. 73,632,621
TOTAL SPAIN 377,741,267
SWITZERLAND - 5.5%
1,175,993 ABB Ltd 87,432,159
325,124 Cie Financiere Richemont S.A. 64,311,339
88,126 Lonza Group AG. 60,853,777
127,208 Zurich Insurance Group AG 88,469,478
TOTAL SWITZERLAND 301,066,753
TAIWAN - 1.2%
218,796 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 65,732,882
TOTAL TAIWAN 65,732,882
UNITED KINGDOM - 7.8%
695,515 AstraZeneca plc 114,724,176
14,286,824 Barclays plc 76,629,098
1,580,096 (a) British American Tobacco plc 80,925,397
3,051,521 National Grid plc 45,754,816
201,570 Reckitt Benckiser Group plc 15,417,897
1,518,210 Unilever plc 91,099,164
TOTAL UNITED KINGDOM 424,550,548
UNITED STATES - 12.5%
4,182,599 BP plc 24,505,043
1,113,282 CRH plc 132,591,886
19,343,323 Haleon plc 89,950,877
172,249 Linde plc 72,051,757
329,989 Nestle S.A. 31,529,935
214,901 Novartis AG. 26,596,504
345,542 Roche Holding AG. 111,928,024
3,774,951 Shell plc 141,520,674
1,343,487 Smurfit WestRock plc 49,601,540
TOTAL UNITED STATES 680,276,240
TOTAL COMMON STOCKS
(Cost $3,170,206,134) 5,394,147,675
TOTAL LONG-TERM INVESTMENTS
(Cost $3,170,206,134) 5,394,147,675
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.3%
126,210,483 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(d) 126,210,483
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $126,210,483) 126,210,483

International Equity
42
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
$ 7,424,000 (e) Fixed Income Clearing Corporation 4 .150% 11/03/25 $ 7,424,000
TOTAL REPURCHASE AGREEMENT 7,424,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,424,000) 7,424,000
TOTAL INVESTMENTS - 101.7%
(Cost $3,303,840,617) 5,527,782,158
OTHER ASSETS & LIABILITIES, NET - (1.7)% (90,413,117)
NET ASSETS - 100.0% $ 5,437,369,041
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $120,446,553.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $7,426,567 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
1.875% and maturity date 7/15/34, valued at $7,572,609.

Portfolio of Investments October 31, 2025
International Opportunities
43
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.2%
COMMON STOCKS - 96.2%
AUSTRALIA - 1.0%
1,184,116 Australia and New Zealand Banking Group $ 28,361,592
TOTAL AUSTRALIA 28,361,592
BELGIUM - 0.4%
185,177 (a) Anheuser-Busch InBev S.A. 11,291,575
TOTAL BELGIUM 11,291,575
BRAZIL - 5.7%
717,049 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 46,235,320
5,546,370 Itau Unibanco Holding S.A. 40,660,012
7,061 (a) Mercadolibre, Inc 16,432,783
847,612 (a) StoneCo Ltd 16,113,104
5,229,000 (a) WEG S.A. 40,918,763
TOTAL BRAZIL 160,359,982
CANADA - 6.1%
654,313 (a) Brookfield Corp 30,132,314
337,030 Canadian National Railway Co 32,317,682
362,610 (a) Dollarama, Inc 47,133,741
352,890 (a) Shopify, Inc (Class A) 61,356,640
TOTAL CANADA 170,940,377
CHINA - 9.1%
451,900 (a) BeOne Medicines Ltd 10,864,716
2,120,400 BYD Co Ltd (H shares) 27,395,533
1,816,757 JD.com, Inc 29,994,614
1,655,700 Tencent Holdings Ltd 134,488,700
1,425,035 Tencent Music Entertainment Group (ADR) 31,806,781
4,196,500 (a),(b) Wuxi Biologics Cayman, Inc 19,572,868
TOTAL CHINA 254,123,212
DENMARK - 3.1%
214,282 DSV AS 45,729,551
659,420 Novo Nordisk A.S. 32,464,348
98,469 (a) Zealand Pharma AS 7,796,240
TOTAL DENMARK 85,990,139
FRANCE - 7.9%
185,353 Airbus SE 45,702,680
129,627 Essilor International S.A. 47,471,823
47,437 Kering 16,845,679
100,802 (a) L'Oreal S.A. 42,065,814
74,963 LVMH Moet Hennessy Louis Vuitton S.A. 52,985,542
523,756 Veolia Environnement 17,308,618
TOTAL FRANCE 222,380,156
GERMANY - 4.2%
105,391 Deutsche Boerse AG. 26,689,213
4,938 (a) Rheinmetall AG. 9,707,042
216,314 SAP AG. 56,257,291
471,768 (b) Siemens Healthineers AG. 26,442,567
TOTAL GERMANY 119,096,113
INDIA - 3.4%
743,947 Axis Bank Ltd 10,324,128
1,927,575 Bharti Airtel Ltd 44,635,279
1,294,341 (a) ICICI Bank Ltd 19,612,677
6,369,008 (a) Reliance Strategic Investments Ltd 22,012,731
TOTAL INDIA 96,584,815
INDONESIA - 0.6%
71,980,600 Bank Rakyat Indonesia 17,219,218
TOTAL INDONESIA 17,219,218
ITALY - 2.1%
87,446 (a) Ferrari NV 35,018,662

International Opportunities
44
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ITALY (continued)
392,668 Moncler S.p.A $ 23,555,898
TOTAL ITALY 58,574,560
JAPAN - 13.6%
181,900 Advantest Corp 27,238,760
740,000 Daiichi Sankyo Co Ltd 17,677,206
1,555,900 (a) Fujitsu Ltd 40,547,434
1,831,400 (a) Hitachi Ltd 62,558,755
117,000 (a) Keyence Corp 43,422,736
1,777,200 (a) Mitsubishi Heavy Industries Ltd 53,653,082
1,080,700 (a) Murata Manufacturing Co Ltd 23,300,879
301,800 Nintendo Co Ltd 25,740,488
166,200 Softbank Group Corp 29,162,868
2,053,900 Sony Corp 57,200,251
1,721,000 (a) Sony Financial Holdings, Inc 1,735,406
TOTAL JAPAN 382,237,865
KOREA, REPUBLIC OF - 3.1%
410,365 (a) Doosan Heavy Industries and Construction Co Ltd 25,397,912
807,479 Samsung Electronics Co Ltd 60,783,936
TOTAL KOREA, REPUBLIC OF 86,181,848
MACAU - 0.6%
3,428,000 (a) Galaxy Entertainment Group Ltd 17,079,421
TOTAL MACAU 17,079,421
MEXICO - 1.4%
406,752 Fomento Economico Mexicano SAB de C.V. (ADR) 38,381,119
TOTAL MEXICO 38,381,119
NETHERLANDS - 3.3%
80,416 ASML Holding NV 85,024,589
286,367 ING Groep NV 7,150,488
TOTAL NETHERLANDS 92,175,077
PHILIPPINES - 0.5%
6,610,686 (a) BDO Unibank, Inc 14,996,204
TOTAL PHILIPPINES 14,996,204
PORTUGAL - 0.7%
774,913 (a) Jeronimo Martins SGPS S.A. 19,957,897
TOTAL PORTUGAL 19,957,897
SINGAPORE - 1.7%
1,171,300 (a) DBS Group Holdings Ltd 48,494,752
TOTAL SINGAPORE 48,494,752
SPAIN - 1.1%
110,086 Amadeus IT Holding S.A. 8,415,050
2,206,273 Banco Santander S.A. 22,482,333
142,139 (a),(c),(d) Let's GOWEX S.A. 1,638
TOTAL SPAIN 30,899,021
SWEDEN - 1.3%
991,647 (a) Assa Abloy AB 37,369,780
TOTAL SWEDEN 37,369,780
SWITZERLAND - 4.7%
314,268 (a) Galderma Group AG. 58,363,340
7,785 Givaudan S.A. 31,892,395
58,019 Lonza Group AG. 40,063,946
TOTAL SWITZERLAND 130,319,681
TAIWAN - 7.2%
1,047,000 Eclat Textile Co Ltd 13,915,168
3,894,000 Taiwan Semiconductor Manufacturing Co Ltd 188,312,540
TOTAL TAIWAN 202,227,708
UNITED KINGDOM - 5.7%
505,986 Ashtead Group plc 33,797,217
1,129,106 Compass Group plc 37,373,207
71,566 (a) Flutter Entertainment plc 16,487,065
525,256 RELX plc 23,214,411

45
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
806,937 Unilever plc $ 48,419,709
TOTAL UNITED KINGDOM 159,291,609
UNITED STATES - 7.7%
430,757 CRH plc 51,303,159
81,274 Linde plc 33,996,914
128,316 Roche Holding AG. 41,564,141
213,340 Schneider Electric S.A. 60,786,919
730,573 Smurfit WestRock plc 26,972,755
TOTAL UNITED STATES 214,623,888
TOTAL COMMON STOCKS
(Cost $1,907,465,540) 2,699,157,609
TOTAL LONG-TERM INVESTMENTS
(Cost $1,907,465,540) 2,699,157,609
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
60,513 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(f) 60,513
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $60,513) 60,513
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.3%
GOVERNMENT AGENCY DEBT - 0.7%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000 12/23/25 4,972,028
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/28/25 4,984,989
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 12/16/25 9,951,444
TOTAL GOVERNMENT AGENCY DEBT 19,908,461
REPURCHASE AGREEMENT - 1.0%
26,554,000 (g) Fixed Income Clearing Corporation 4 .150 11/03/25 26,554,000
TOTAL REPURCHASE AGREEMENT 26,554,000
TREASURY DEBT - 1.6%
25,000,000 United States Treasury Bill 0 .000 11/20/25 24,954,107
10,000,000 United States Treasury Bill 0 .000 12/02/25 9,968,772
10,000,000 United States Treasury Bill 0 .000 12/09/25 9,961,447
TOTAL TREASURY DEBT 44,884,326
TOTAL SHORT-TERM INVESTMENTS
(Cost $91,337,234) 91,346,787
TOTAL INVESTMENTS - 99.5%
(Cost $1,998,863,287) 2,790,564,909
OTHER ASSETS & LIABILITIES, NET - 0.5% 13,732,788
NET ASSETS - 100.0% $ 2,804,297,697
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $46,015,435 or 1.6% of Total
Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $442.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $26,563,183 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 7/15/31, valued at $27,085,095.

Quant International Small Cap Equity
Portfolio of Investments October 31, 2025
46
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 98.1%
AUSTRALIA - 7.5%
872,265 (a) Abacus Property Group $ 685,474
212,140 (a) AGL Energy Ltd 1,285,073
49,620 (a) ALS Ltd 704,242
289,712 (a) Austal Ltd 1,284,626
55,291 (a) Bunnings Warehouse Property Trust 139,055
14,662 (a) Data#3 Ltd 84,430
137,765 (a) EBOS Group Ltd 2,278,361
1,048,379 (a) G8 Education Ltd 551,782
1,606,204 (a) HMC Capital Ltd 3,250,929
4,105,247 HomeCo Daily Needs REIT 3,666,769
584,229 (a) Lynas Corp Ltd 5,824,391
1,944,921 Macquarie CountryWide Trust 5,241,476
901,676 (a) Magellan Financial Group Ltd 5,667,373
199,050 (a) Netwealth Group Ltd 4,006,469
5,330,574 (a) Nine Entertainment Co Holdings Ltd 4,044,492
28,878 (a) Objective Corp Ltd 348,663
1,797,787 (a) Perseus Mining Ltd 5,706,119
252,924 (a),(b) Pinnacle Investment Management Group Ltd 3,256,959
1,549,212 Qube Holdings Ltd 4,439,943
234,486 (a) Regis Healthcare Ltd 1,136,488
12,355,415 (a) Resolute Mining Ltd 7,689,989
388,058 (a) Technology One Ltd 9,346,002
14,995,864 (a) Vault Minerals Ltd 7,129,229
1,779,325 (a) Ventia Services Group Pty Ltd 6,664,572
3,207,374 (a) Westgold Resources Ltd 11,116,128
378,741 (a) Worley Ltd 3,537,060
TOTAL AUSTRALIA 99,086,094
AUSTRIA - 0.4%
17,619 (c) BAWAG Group AG. 2,276,925
201,174 (a) Uniqa Versicherungen AG. 2,955,522
TOTAL AUSTRIA 5,232,447
BELGIUM - 1.1%
42,641 (a),(b) Colruyt S.A. 1,592,471
79,773 (a) Fagron NV 1,895,598
119,539 (a) Galapagos NV 3,805,854
50,162 (a) KBC Ancora 3,947,010
401,743 (a) Proximus plc 3,450,878
TOTAL BELGIUM 14,691,811
BRAZIL - 1.5%
393,823 (a) Alpargatas S.A. 774,477
293,700 (a) Bradespar S.A. 1,012,128
2,189,645 (a) Fleury S.A. 5,921,864
4,007,100 (a) Marcopolo S.A. 5,876,638
2,586,116 (a) Metalurgica Gerdau S.A. 5,330,910
545,664 (a) Odontoprev S.A. 1,291,146
TOTAL BRAZIL 20,207,163
CANADA - 6.7%
522,705 (a) Allied Gold Corp 7,953,032
501,611 (a) Allied Properties Real Estate Investment Trust 5,285,951
36,335 (a) Aya Gold & Silver, Inc 386,523
1,282,566 (a) B2Gold Corp 5,614,741
56,065 (a) Badger Infrastructure Solutions Ltd 2,941,659
1,083,688 (a),(b) Bitfarms Ltd 4,326,871
69,040 (a) Capstone Copper Corp 616,292
936,610 (a) Centerra Gold, Inc 10,971,803
961,806 (a) Equinox Gold Corp 10,567,488
13,549 (a) Evertz Technologies Ltd 123,845
196,131 (a) Fiera Capital Corp 879,586

47
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CANADA (continued)
557,607 (a) First Majestic Silver Corp $ 7,128,369
957,806 (a) Fortuna Silver Mines, Inc 7,914,849
1,897 Killam Apartment REIT 23,439
2,489 (a) Laurentian Bank of Canada 59,095
101,348 (a) Maple Leaf Foods, Inc 1,948,125
347,899 (a) New Gold, Inc 2,562,331
74,880 (a) Novagold Resources, Inc 620,374
33,707 (a),(b) OR Royalties, Inc 1,081,470
404,520 RioCan Real Estate Investment Trust 5,413,597
45,655 (a),(b) Savaria Corp 716,457
182,111 (a) Slate Grocery REIT 1,897,003
282,149 (a) Triple Flag Precious Metals Corp 7,835,516
55,573 (a) Trisura Group Ltd 1,531,422
TOTAL CANADA 88,399,838
CHILE - 0.0%
153,612 (a) Inversiones Aguas Metropolitanas S.A. 154,825
TOTAL CHILE 154,825
CHINA - 4.3%
189,000 (a) C&D Property Management Group Co Ltd 70,493
1,560,000 (a) China Foods Ltd 832,726
3,128,000 (a) China Lesso Group Holdings Ltd 1,789,980
1,714,749 (a) China XLX Fertiliser Ltd 1,617,986
4,565,760 (a),(b),(d) China Zhongwang Holdings Ltd 5,876
791,000 (a) Consun Pharmaceutical Group Ltd 1,530,057
592,000 (a) Harbin Power Equipment 973,419
458,804 (a),(b) iQIYI, Inc (ADR) 1,059,837
705,000 (a) JNBY Design Ltd 1,635,281
139,300 (a) JOYY, Inc (ADR) 8,261,883
192,000 (a) Kingboard Chemical Holdings Ltd 687,903
13,593,000 (a) Lonking Holdings Ltd 5,418,297
1,822,000 (a) Newborn Town, Inc 2,476,920
134,884 (a) Noah Holdings Ltd (ADR) 1,522,840
10,442,000 (a) Shougang Fushan Resources Group Ltd 4,097,002
1,739,851 (a) Tuya, Inc (ADR) 3,966,860
166,761 (a),(b) VNET Group, Inc (ADR) 1,734,314
568,400 (a),(b) Weibo Corp (ADR) 6,184,192
9,634,000 (a),(b),(c) Weimob, Inc 2,819,545
2,929,700 (a) Yangzijiang Shipbuilding Holdings Ltd 7,912,405
5,363,750 (a),(b),(c) Yixin Group Ltd 1,563,429
TOTAL CHINA 56,161,245
CZECH REPUBLIC - 0.0%
528 (a) Philip Morris CR AS. 450,203
TOTAL CZECH REPUBLIC 450,203
DENMARK - 0.7%
1,584,247 (a) Alm Brand AS 4,460,085
467,372 (a) H Lundbeck A.S. 3,408,607
122,276 (a),(c) Scandinavian Tobacco Group A.S. 1,621,145
TOTAL DENMARK 9,489,837
FINLAND - 0.1%
13,999 (a) Kalmar Oyj 579,976
TOTAL FINLAND 579,976
FRANCE - 1.9%
64,265 (a) Carmila S.A. 1,171,590
88,463 (a) M6-Metropole Television 1,220,465
8,443 (a) Neopost S.A. 145,316
137,922 (a) Societe Television Francaise 1 1,261,785
170,894 SPIE S.A. 8,697,197
598,123 (a) Ubisoft Entertainment 5,340,030
6,616 (a) Vicat S.A. 495,991

Quant International Small Cap Equity
48
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FRANCE (continued)
1,963,174 (a) Vivendi Universal S.A. $ 7,071,295
TOTAL FRANCE 25,403,669
GERMANY - 2.5%
17,164 (a) Atoss Software AG. 2,301,955
62,208 (a) Bilfinger Berger AG. 6,711,778
6,499 (a) Cewe Stiftung & Co KGAA 744,666
88,476 (a) Hensoldt AG. 9,431,331
10,551 (a) Hornbach Holding AG. & Co KGaA 1,055,704
230,212 (a) Nordex AG. 6,798,327
20,899 (a) Stabilus SE 524,661
674,712 (a) TUI AG. 5,749,132
TOTAL GERMANY 33,317,554
GREECE - 0.1%
9,447 (a) Aegean Airlines S.A. 143,518
66,535 (a) Lamda Development S.A. 567,507
TOTAL GREECE 711,025
HONG KONG - 0.5%
1,712,000 (a) Cafe de Coral Holdings Ltd 1,383,603
617,200 (a) Dah Sing Banking Group Ltd 873,690
131,000 (a) Hang Lung Group Ltd 249,279
2,194,600 (a) Hutchison Port Holdings Trust 460,866
3,426,000 (a) Hutchison Telecommunications Hong Kong Holdings Ltd 480,576
443,000 Hysan Development Co Ltd 917,787
320,000 (a) SmarTone Telecommunications Holding Ltd 198,905
944,000 (a) Wasion Holdings Ltd 1,518,853
178,500 (a) Yue Yuen Industrial Holdings 327,364
TOTAL HONG KONG 6,410,923
INDIA - 6.8%
2,045 (a) 3M India Ltd 680,416
149,032 (a) Action Construction Equipment Ltd 1,847,662
280,785 (a) Affle India Ltd 6,096,165
57,556 (a) Alembic Pharmaceuticals Ltd 582,025
32,764 Bajaj Electricals Ltd 189,581
79,624 (a) Borosil Renewables Ltd 577,234
146,033 (a) Central Depository Services India Ltd 2,610,149
145,755 (a) Chambal Fertilisers and Chemicals Ltd 789,073
30,239 (a) CIE Automotive India Ltd 147,235
456,474 (a) Crompton Greaves Consumer Electricals Ltd 1,452,592
189,080 (a) Data Patterns India Ltd 5,835,114
223,254 (a) Emami Ltd 1,342,979
8,672 (a) ESAB India Ltd 479,335
170,740 (a) Finolex Cables Ltd 1,511,217
306,918 (a) GE T&D India Ltd 10,501,516
93,375 (a),(c) Gland Pharma Ltd 2,028,470
45,825 (a) GlaxoSmithKline Pharmaceuticals Ltd 1,350,467
40,105 (a) Glenmark Pharmaceuticals Ltd 853,682
7,049 (a) Ingersoll Rand India Ltd 303,430
142,354 (a) Intellect Design Arena Ltd 1,816,399
160,807 (a) JB Chemicals & Pharmaceuticals Ltd 3,045,243
71,330 (a) Latent View Analytics Ltd 360,260
10,143 (a) Maharashtra Scooters Ltd 1,724,563
155,211 (a) Maharashtra Seamless Ltd 992,384
34,356 (a) Mahindra & Mahindra Financial Services Ltd 122,010
834,801 (a) Man Infraconstruction Ltd 1,399,036
14,652 (a) Mastek Ltd 352,784
1,516,144 (a) National Aluminium Co Ltd 3,992,067
31,404 NESCO Ltd 483,900
2,680,144 (a),(c) Paradeep Phosphates Ltd 5,020,899
3,015 (a) Procter & Gamble Health Ltd 209,437
1,099,986 (a) Rain Industries Ltd 1,652,999
120,258 (a) Rolex Rings Ltd 165,279
192,645 (a) RR Kabel Ltd 3,062,830

49
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDIA (continued)
4,070,775 (a) Sterlite Technologies Ltd $ 5,378,537
147,169 (a) Symphony Ltd 1,549,754
41,880 (a),(c) Syngene International Ltd 306,677
163,930 (a) Tata Investment Corp Ltd 1,473,113
797,204 (a) Tata Technologies Ltd 6,212,973
634,466 (a) TD Power Systems Ltd 5,535,381
202,693 (a) Tips Industries Ltd 1,202,499
728,463 Triveni Turbine Ltd 4,387,169
TOTAL INDIA 89,624,535
INDONESIA - 0.9%
766,600 (a) Cisarua Mountain Dairy PT TBK 261,603
20,242,637 (a) Industri Jamu Dan Farmasi Sido Muncul Tbk PT 681,652
36,677,300 (a) PT Aneka Tambang Tbk 6,822,258
34,386,125 (a) PT Perusahaan Gas Negara Persero Tbk 3,595,287
TOTAL INDONESIA 11,360,800
IRELAND - 0.2%
18,871 (a) COSMO Pharmaceuticals NV 1,588,176
54,557 (a) Glanbia plc 923,429
TOTAL IRELAND 2,511,605
ISRAEL - 2.2%
8,305 (a) Camtek Ltd 1,037,868
335,942 (a) Cellebrite DI Ltd 5,731,170
12,562 (a) Formula Systems 1985 Ltd 1,823,575
55,184 (a) Gazit Globe Ltd 187,942
13,964 (a) Nayax Ltd 583,831
26,762 (a) Nova Measuring Instruments Ltd 9,296,058
75,778 (a) Plus500 Ltd 3,153,081
113,423 (a) Radware Ltd 2,907,031
499,166 (a) SimilarWeb Ltd 4,267,869
TOTAL ISRAEL 28,988,425
ITALY - 1.8%
965,507 (a),(b) Banca Monte dei Paschi di Siena S.p.A 8,467,964
409,621 (a) Fincantieri S.p.A 10,538,862
132,682 (a) MFE-MediaForEurope NV 469,795
238,173 (a),(c) Technogym S.p.A 4,314,041
8,569 (a),(b) Wiit S.p.A 195,117
TOTAL ITALY 23,985,779
JAPAN - 21.5%
276,900 (a) AEON Financial Service Co Ltd 2,708,419
113,700 (a) Aichi Corp 949,977
389,000 (a) Anritsu Corp 5,752,356
105,700 (a) Appier Group, Inc 887,255
119,900 (a) Asahi Intecc Co Ltd 1,901,291
33,000 (a) Axial Retailing, Inc 233,070
8,200 (a) C Uyemura & Co Ltd 666,959
70,900 (a) Canon Electronics, Inc 1,240,285
92,800 (a) Central Glass Co Ltd 1,936,086
82,900 (a) Chudenko Corp 2,262,387
166,300 (a) Cybozu, Inc 3,309,142
165,000 (a) Dai-Dan Co Ltd 7,311,510
58,800 (a) Digital Garage, Inc 1,256,018
84,800 (a) Doshisha Co Ltd 1,594,818
171,500 (a) Elecom Co Ltd 2,005,514
249,500 (a) Electric Power Development Co 4,741,930
71,000 (a) Exedy Corp 2,385,599
232,300 (a) Fields Corp 3,266,345
175,200 (a) Fuji Machine Manufacturing Co Ltd 3,400,069
46,500 (a) Fukuoka Financial Group, Inc 1,351,307
748 (a) Global One Real Estate Investment Corp 687,740
231,500 (a) GMO Financial Holdings, Inc 1,350,856
130,400 (a) Gree, Inc 340,624
301,700 (a) GungHo Online Entertainment, Inc 5,101,981

Quant International Small Cap Equity
50
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
71,800 (a) Happinet Corp $ 2,924,685
247,500 (a) Heiwa Corp 3,217,344
55,200 (a) Hirose Electric Co Ltd 7,394,989
87,000 (a) Hosiden Corp 1,386,875
747 (a) Ichigo Office REIT Investment Corp 460,082
103,900 (a) Inaba Denki Sangyo Co Ltd 3,059,545
479,500 Infomart Corp 1,017,490
9,500 (a) Insource Co Ltd 53,709
132,300 (a) Ishikawajima-Harima Heavy Industries Co Ltd 2,739,151
212,400 (a) JAC Recruitment Co Ltd 1,398,872
392,300 (a) Jafco Co Ltd 6,131,632
295,600 (a) Japan Aviation Electronics Industry Ltd 4,414,739
482,000 (a) Japan Material Co Ltd 6,022,106
27,800 (a) Japan Securities Finance Co Ltd 319,242
106,400 (a) Justsystems Corp 3,436,478
130,400 (a) Kaken Pharmaceutical Co Ltd 3,101,619
85,200 (a),(b) Kanamoto Co Ltd 1,984,320
61,700 (a) Kandenko Co Ltd 1,885,685
61,400 (a) Keiyo Bank Ltd 518,009
466,200 (a) Koei Tecmo Holdings Co Ltd 6,275,022
31,000 (a) Maeda Kosen Co Ltd 387,296
172,100 (a) Matsui Securities Co Ltd 857,295
15,400 (a) Maxvalu Tokai Co Ltd 349,106
402,100 (a) Mitsubishi Materials Corp 7,741,966
20,400 (a) Mitsubishi Research Institute, Inc 644,971
10,400 (a) Mitsui Mining & Smelting Co Ltd 1,059,318
119,400 (a) Miura Co Ltd 2,312,022
209,300 (a) Mixi Inc 4,223,617
758,800 (a) Monex Group, Inc 3,485,655
66,000 (a) Morita Holdings Corp 997,805
345,400 (a),(b) Namura Shipbuilding Co Ltd 11,714,610
31,100 (a) Nanto Bank Ltd 1,034,369
37,600 (a) Nippon Densetsu Kogyo Co Ltd 701,459
135,400 Nippon Light Metal Holdings Co Ltd 1,971,733
5,400 (a) Nippon System Development Co Ltd 115,374
38,300 (a) Nishio Rent All Co Ltd 1,089,585
4,800 (a) Nitta Corp 125,820
51,600 (a) Noevir Holdings Co Ltd 1,464,382
293,400 (a) Nomura Co Ltd 1,951,725
306,900 (a) Noritsu Koki Co Ltd 3,331,419
625,500 (a) NSK Ltd 3,151,899
56,500 (a) OBIC Business Consultants Ltd 3,233,514
47,100 (a) Ohsho Food Service Corp 1,029,465
374,100 (a) Oki Electric Industry Co Ltd 4,469,503
308,100 (a) Orient Corp 1,925,561
38,500 PALTAC Corp 1,135,460
52,700 (a) Paramount Bed Holdings Co Ltd 1,206,873
493,400 (a) Pigeon Corp 5,581,133
49,800 (a) Prima Meat Packers Ltd 799,986
155,000 (a) Raito Kogyo Co Ltd 3,243,816
160,380 (a),(b) Sakura Internet, Inc 3,578,479
124,600 (a) Sangetsu Co Ltd 2,436,410
122,400 (a) Sanki Engineering Co Ltd 4,206,400
485,800 (a) Santen Pharmaceutical Co Ltd 4,759,756
42,000 (a) Sanyo Chemical Industries Ltd 1,142,772
279,500 (a) Sega Sammy Holdings, Inc 5,171,785
196,500 (a),(b) Septeni Holdings Co Ltd 521,838
38,575 (a) Shiga Bank Ltd 1,558,209
106,800 (a) Shimamura Co Ltd 6,885,362
50,100 (a) Shinko Plantech Co Ltd 622,470
209,200 (a) Shinmaywa Industries Ltd 2,720,640
104,300 (a) Shinnihon Corp 1,198,744

51
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
104,500 (a) Shizuoka Gas Co Ltd $ 764,161
188,500 (a) Shoei Co Ltd 2,002,275
457 (a) SOSiLA Logistics REIT, Inc 365,847
392,100 (a) Square Enix Co Ltd 7,585,092
30,000 (a) Sumitomo Densetsu Co Ltd 1,887,878
34,500 (a) Sumitomo Heavy Industries Ltd 922,411
212,400 Sumitomo Osaka Cement Co Ltd 5,305,790
83,900 (a) Sun Frontier Fudousan Co Ltd 1,242,870
166,500 (a) Suruga Bank Ltd 1,666,683
45,000 (a) Suzuken Co Ltd 1,708,944
1,662,000 (a) Systena Corp 5,719,551
24,500 (a) Takeuchi Manufacturing Co Ltd 1,010,076
102,350 (a) TechMatrix Corp 1,447,518
73,500 (a) TKC 1,923,081
152,600 (a) Toenec Corp 1,656,143
96,300 (a) Tokai Rubber Industries, Inc 1,629,653
577,400 (a) Tokai Tokyo Securities Co Ltd 2,139,478
63,200 (a) Tokyo Kiraboshi Financial Group, Inc 3,009,255
23,200 (a) TOMONY Holdings, Inc 102,810
589,600 UACJ Corp 7,613,421
152,700 (a) Wacom Co Ltd 828,827
117,000 (a) Wakita & Co Ltd 1,346,376
8,900 (a) Yamaguchi Financial Group, Inc 101,966
286,000 (a) Yodogawa Steel Works Ltd 2,411,323
157,900 (a) Yurtec Corp 2,545,524
281,900 (a) Zenkoku Hosho Co Ltd 5,793,877
15,500 (a) Zuken, Inc 479,190
TOTAL JAPAN 283,732,754
KOREA, REPUBLIC OF - 4.6%
23,541 (a) AfreecaTV Co Ltd 1,198,543
88,117 (a) BNK Financial Group, Inc 853,038
65,137 (a) Cafe24 Corp 1,634,561
125,134 (a) CS Wind Corp 3,821,426
44,115 (a) Daishin Securities Co Ltd PF 660,272
621,330 (a) DGB Financial Group, Inc 5,764,805
56,014 (a) DoubleUGames Co Ltd 1,970,909
1,080,456 (a) Hanwha Life Insurance Co Ltd 2,294,189
30,442 (a) HSD Engine Co Ltd 1,054,723
342,546 (a) Hyundai Marine & Fire Insurance Co Ltd 6,554,324
52,107 (a) Hyundai Mipo Dockyard 8,832,315
17,268 (a) Hyundai Wia Corp 708,711
158,954 (a) KEPCO Plant Service & Engineering Co Ltd 5,638,189
20,664 (a) LIG Nex1 Co Ltd 7,527,367
153,712 (a),(c) Netmarble Corp 5,824,902
108,392 (a) Samsung Engineering Co Ltd 1,970,597
66,415 (a) Samsung Securities Co Ltd 3,594,494
75,951 (a) SK REITs Co Ltd 282,001
16,735 (a) TechWing, Inc 777,653
TOTAL KOREA, REPUBLIC OF 60,963,019
KUWAIT - 0.8%
1,288,508 (a) Agility Global PLC 382,383
682,996 (a) Boubyan Petrochemicals Co KSCP 1,366,613
137,998 (a) Boursa Kuwait Securities Co KPSC 1,808,932
478,453 (a) Humansoft Holding Co KSC 3,858,819
1,260,592 (a) Kuwait Telecommunications Co 2,441,049
TOTAL KUWAIT 9,857,796
LUXEMBOURG - 0.2%
248,630 (a) SES S.A. 1,905,095
TOTAL LUXEMBOURG 1,905,095
MALAYSIA - 0.3%
1,221,500 (a) Bursa Malaysia BHD 2,389,180

Quant International Small Cap Equity
52
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MALAYSIA (continued)
282,000 (a) United Plantations BHD $ 1,667,558
TOTAL MALAYSIA 4,056,738
MEXICO - 0.3%
418,323 (a) Concentradora Fibra Danhos S.A. de C.V. 647,575
995,642 (a),(c) FIBRA Macquarie Mexico 1,612,556
513,931 (a),(b) La Comer SAB de C.V. 1,112,869
TOTAL MEXICO 3,373,000
NETHERLANDS - 1.0%
228,419 (a) Aalberts Industries NV 7,236,597
72,123 Arcadis NV 3,444,360
157,574 (a),(b) Fugro NV 1,609,192
19,862 (a) Van Lanschot Kempen NV 1,161,280
TOTAL NETHERLANDS 13,451,429
NIGERIA - 0.6%
2,316,560 (a),(c) Airtel Africa plc 8,424,577
TOTAL NIGERIA 8,424,577
NORWAY - 1.1%
200,436 (a) Norconsult Norge AS. 927,060
1,181,731 (a) Norwegian Air Shuttle AS 1,834,576
539,128 Storebrand ASA 8,354,871
460,371 (a) Wallenius Wilhelmsen ASA 3,600,510
TOTAL NORWAY 14,717,017
PERU - 0.0%
6,601 (a) Hochschild Mining plc 28,694
TOTAL PERU 28,694
PHILIPPINES - 0.1%
2,125,600 (a) DMCI Holdings, Inc 407,422
2,652,000 (a) LT Group, Inc 658,831
706,900 (a) Semirara Mining & Power Corp 396,993
TOTAL PHILIPPINES 1,463,246
PORTUGAL - 0.3%
367,870 (a) NOS SGPS S.A. 1,594,032
1,678,884 (a) Sonae SPGS S.A. 2,736,325
TOTAL PORTUGAL 4,330,357
RUSSIA - 0.0%
81,310 (a),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 1.9%
143,272 (a) Al Masane Al Kobra Mining Co 2,889,103
11,248 (a) Aldrees Petroleum and Transport Services Co 460,380
172,083 Arabian Cement Co 1,015,833
1,158,660 (a),(c) Arabian Centres Co 6,770,399
178,681 (a) City Cement Co 694,656
53,176 (a) Eastern Province Cement Co 366,970
2,705,495 (a) Electrical Industries Co 8,332,826
4,705 Jadwa REIT Saudi Fund 13,861
46,928 (a) Rasan Information Technology Co 1,378,383
235,600 (a) Riyadh Cement Co 1,652,354
64,641 (a) Saudi Advanced Industries Co 410,124
70,115 (a) Saudi Cement Co 715,541
TOTAL SAUDI ARABIA 24,700,430
SINGAPORE - 0.8%
797,200 NetLink NBN Trust 600,142
441,700 (a) Sheng Siong Group Ltd 786,999
714,300 (a) Venture Corp Ltd 8,174,300
550,100 (a) Yangzijiang Financial Holding Ltd 447,069
TOTAL SINGAPORE 10,008,510
SOUTH AFRICA - 1.4%
130,246 (a) Coronation Fund Managers Ltd 369,740
898,685 (a) Foschini Ltd 4,773,981
195,239 (a) JSE Ltd 1,586,477

53
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOUTH AFRICA (continued)
4,661,814 (a) Life Healthcare Group Holdings Ltd $ 3,191,679
3,535,108 (a) Momentum Metropolitan Holdings 6,806,110
86,051 Santam Ltd 2,052,766
TOTAL SOUTH AFRICA 18,780,753
SPAIN - 0.8%
52,794 (a) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 69,981
514,565 (a),(c) Prosegur Cash S.A. 420,517
290,281 (a) Prosegur Cia de Seguridad S.A. 947,687
3,452,129 (a),(c) Unicaja Banco S.A. 9,320,099
TOTAL SPAIN 10,758,284
SWEDEN - 4.0%
155,210 (a),(c) AcadeMedia AB 1,713,996
207,503 (a),(c) Ambea AB 2,797,775
674,847 (a) Arjo AB 2,141,465
309,831 (a),(c) Attendo AB 2,628,800
87,331 (a) Betsson AB 1,361,019
17,204 (a) Bilia AB 240,861
153,881 (a) BioGaia AB 1,625,551
86,901 (a) Bure Equity AB 2,545,097
5,699 (a) Clas Ohlson AB (B Shares) 207,835
458,148 (a),(b) Corem Property Group AB 186,317
119,349 (a) Creades AB 947,896
165,162 (a) Dios Fastigheter AB 1,125,586
775,827 (a) Elekta AB (B Shares) 3,943,383
664,986 (a) Embracer Group AB 6,930,277
1,750 (a),(b) FastPartner AB 9,266
126,463 Loomis AB 5,094,616
161,405 (a),(b) Mildef Group AB 2,670,656
191,856 (a) Modern Times Group MTG AB 2,579,012
35,298 (a),(b) NCC AB (B Shares) 804,649
202,500 (a) Nolato AB 1,340,113
45,427 (a) Paradox Interactive AB 792,275
39,461 (a),(b) Rusta AB 260,718
470,253 (c) Scandic Hotels Group AB 4,570,843
988,154 (a) Storskogen Group AB 1,021,016
220,841 (a) Sweco AB 3,979,224
204,225 (a) Truecaller AB 608,752
TOTAL SWEDEN 52,126,998
SWITZERLAND - 2.1%
136,913 (a) Accelleron Industries AG. 11,222,881
11,492 (a) Allreal Holding AG. 2,746,688
16,841 (a) Burkhalter Holding AG. 2,990,697
47,171 (a) DKSH Holding AG. 3,289,498
26,150 (a) dormakaba Holding AG. 2,233,648
11,165 (a) Huber & Suhner AG. 2,044,832
5,847 (a) Intershop Holding AG. 1,146,139
23,148 Temenos Group AG. 2,185,590
TOTAL SWITZERLAND 27,859,973
TAIWAN - 7.0%
715,000 (a) Arcadyan Technology Corp 4,672,634
135,000 (a) ASROCK, Inc 1,404,372
1,626,000 (a) Capital Securities Corp 1,290,079
2,552,000 (a) Channel Well Technology Co Ltd 6,392,963
128,000 (a) Chenbro Micom Co Ltd 3,824,864
516,000 (a) China Bills Finance Corp 279,329
895,000 (a) ChipMOS Technologies, Inc 941,544
3,004,000 (a) Compeq Manufacturing Co Ltd 8,490,037
3,071,000 (a) Foxconn Technology Co Ltd 7,098,762
61,000 (a) Fusheng Precision Co Ltd 479,780
91,000 (a) GFC Ltd 366,941
1,378,000 (a) Greatek Electronics, Inc 3,151,103
184,000 (a) ITE Technology, Inc 777,940

Quant International Small Cap Equity
54
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TAIWAN (continued)
511,000 (a) King Yuan Electronics Co Ltd $ 3,582,836
1,106,000 (a) LuxNet Corp 7,286,354
17,000 (a) Parade Technologies Ltd 374,548
2,419,000 (a) Sigurd Microelectronics Corp 8,184,096
66,000 (a) Soft-World International Corp 218,658
37,000 (a) Taiwan-Sogo Shinkong Security Corp 48,981
1,235,000 (a) Tong Hsing Electronic Industries Ltd 5,016,900
755,000 (a) Tripod Technology Corp 8,349,685
285,000 (a) United Integrated Services Co Ltd 7,932,901
662,000 (a) Visual Photonics Epitaxy Co Ltd 2,961,605
385,000 (a) Wistron NeWeb Corp 1,562,261
33,000 (a) Wowprime Corp 231,336
448,000 (a) Yankey Engineering Co Ltd 6,681,849
TOTAL TAIWAN 91,602,358
THAILAND - 0.8%
2,386,000 (a) Bangkok Life Assurance PCL 1,328,283
285,600 (a) KCE Electronics PCL 224,987
833,000 (a) Kiatnakin Phatra Bank PCL 1,693,197
6,170,700 (a) Thai Life Insurance PCL 1,964,296
1,733,900 (a) Tisco Bank PCL 5,763,430
TOTAL THAILAND 10,974,193
TURKEY - 0.5%
3,589,387 (a),(c) Mavi Giyim Sanayi Ve Ticaret AS. 3,437,090
335,735 (a) Torunlar Gayrimenkul Yatirim Ortakligi AS 612,726
8,285,331 (a) Turkiye Sigorta AS 2,433,153
TOTAL TURKEY 6,482,969
UNITED ARAB EMIRATES - 0.0%
454,357 (a) Alef Education Holding plc 119,853
368,857 (a) Dubai Financial Market PJSC 154,655
TOTAL UNITED ARAB EMIRATES 274,508
UNITED KINGDOM - 7.7%
325,393 (a) Allfunds Group PLC 2,473,553
6,105 (a) Breedon Group plc 27,637
1,104,010 British Land Co plc 5,513,931
247,555 (a) Chemring Group plc 1,866,133
5,061,294 (a) Coats Group plc 5,439,105
58,532 (a) Cohort plc 1,033,793
538,309 (a) Currys plc 993,583
170,386 (a) Hilton Food Group plc 1,441,504
462,856 (a) Hiscox Ltd 8,367,636
361,720 (a) Hunting plc 1,622,779
541,909 IG Group Holdings plc 7,932,231
544,659 (a) IntegraFin Holdings plc 2,593,964
59,286 (a) Johnson Service Group plc 105,611
47,003 (a) Keller Group plc 980,478
360,419 (a) Lancashire Holdings Ltd 3,164,918
2,549,279 Man Group plc 7,043,174
513,795 (a) Persimmon plc 8,165,801
564,222 (a) Pets at Home Group PLC 1,589,369
139,597 (a),(c) Quilter plc 333,400
16,362 (a) Rathbone Brothers 383,517
415,015 (a) Redde Northgate plc 1,891,862
909,086 (a) Rightmove plc 7,982,187
1,646,281 (a) Rotork plc 7,411,317
2,049,991 (a) Serco Group plc 6,835,018
3,329,035 (a) Shaftesbury Capital plc 6,149,615
69,818 (a) Softcat plc 1,471,170
539,369 (a) Tate & Lyle plc 2,738,288
1,288,437 (a) TP ICAP Group plc 4,443,774
100,193 (a),(c) Trustpilot Group plc 270,860

55
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
60,277 WH Smith plc $ 535,441
TOTAL UNITED KINGDOM 100,801,649
UNITED STATES - 1.1%
242,442 (a) Carnival plc 6,298,603
289,253 (a) MDA Ltd 5,646,677
475,132 (a) Riskified Ltd 2,247,375
TOTAL UNITED STATES 14,192,655
TOTAL COMMON STOCKS
(Cost $1,065,397,932) 1,291,635,569
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.4%
87,935 iShares Core MSCI Emerging Markets ETF 6,003,323
24,993 iShares MSCI Canada ETF 1,268,145
155,111 (b) iShares MSCI EAFE Small-Cap ETF 11,821,009
TOTAL INVESTMENT COMPANIES
(Cost $17,383,533) 19,092,477
TOTAL LONG-TERM INVESTMENTS
(Cost $1,082,781,465) 1,310,728,046
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
19,839,464 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(f) 19,839,464
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $19,839,464) 19,839,464
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 1,450,000 (g) Fixed Income Clearing Corporation 4 .150 11/03/25 1,450,000
TOTAL REPURCHASE AGREEMENT 1,450,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,450,000) 1,450,000
TOTAL INVESTMENTS - 101.1%
(Cost $1,104,070,929) 1,332,017,510
OTHER ASSETS & LIABILITIES, NET - (1.1)% (15,020,427)
NET ASSETS - 100.0% $ 1,316,997,083
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,153,852.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $68,076,947 or 5.1% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $1,450,501 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 2/28/29, valued at $1,479,174.

International Responsible Equity
Portfolio of Investments October 31, 2025
56
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUSTRALIA - 7.6%
525,309 Australia and New Zealand Banking Group $ 12,582,044
28,193 (a) Australian Stock Exchange Ltd 1,040,234
459,039 Brambles Ltd 7,459,184
12,852 (a) Cochlear Ltd 2,412,832
464,106 (a) Coles Group Ltd 6,693,593
211,138 Commonwealth Bank of Australia 23,690,738
237,214 Computershare Ltd 5,666,938
361,929 (a) Evolution Mining Ltd 2,561,214
598,783 Fortescue Metals Group Ltd 8,327,412
340,069 Goodman Group 7,334,668
1,011,699 (a) Insurance Australia Group Ltd 5,200,981
71,611 Macquarie Group Ltd 10,214,204
489,378 (a) QBE Insurance Group Ltd 6,349,471
28,331 (a) REA Group Ltd 3,947,555
72,623 Stockland Trust Group 300,251
478,298 (a) Suncorp-Metway Ltd 6,139,865
2,068,536 (a) Telstra Corp Ltd 6,608,632
838,005 Transurban Group 7,928,944
199,185 (a) Wesfarmers Ltd 10,932,459
76,442 WiseTech Global Ltd 3,447,685
306,183 Woolworths Ltd 5,688,572
TOTAL AUSTRALIA 144,527,476
AUSTRIA - 0.5%
86,064 Erste Bank der Oesterreichischen Sparkassen AG. 8,915,272
88,152 (a) Mondi plc 985,349
TOTAL AUSTRIA 9,900,621
BELGIUM - 0.6%
12,593 Dieteren S.A. 2,300,398
69,477 KBC Groep NV 8,358,736
TOTAL BELGIUM 10,659,134
CHILE - 0.4%
201,839 Antofagasta plc 7,407,968
TOTAL CHILE 7,407,968
CHINA - 1.3%
1,523,017 BOC Hong Kong Holdings Ltd 7,483,676
212,795 Prosus NV 14,708,061
1,103,939 Wilmar International Ltd 2,652,883
TOTAL CHINA 24,844,620
DENMARK - 2.6%
15,339 (a) Coloplast A.S. 1,387,327
42,276 DSV AS 9,022,048
16,708 (a) Genmab AS 4,765,586
362,003 Novo Nordisk A.S. 17,822,012
54,661 (a) Novozymes A.S. 3,266,520
291,509 (a) Orsted AS 5,220,706
377,212 (a) Vestas Wind Systems A.S. 7,714,778
TOTAL DENMARK 49,198,977
FINLAND - 2.0%
11,736 (a) Kesko Oyj (B Shares) 247,566
364,168 (a) Metso Outotec Oyj 5,971,988
247,804 Neste Oil Oyj 5,134,664
718,212 (a) Sampo Oyj 8,005,426
341,501 (a) Stora Enso Oyj (R Shares) 3,976,489
228,491 (a) UPM-Kymmene Oyj 6,130,939

57
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINLAND (continued)
244,693 (a) Wartsila Oyj (B Shares) $ 8,005,645
TOTAL FINLAND 37,472,717
FRANCE - 7.9%
202,643 Alstom RGPT 5,067,611
283,676 AXA S.A. 12,308,249
110,931 Bouygues S.A. 5,007,215
124,386 (a) Bureau Veritas S.A. 4,087,627
313,744 (a) Carrefour S.A. 4,725,281
207,234 Cie Generale des Etablissements Michelin S.C.A 6,620,176
118,959 Danone 10,506,057
187,174 (a) Dassault Systemes SE 5,326,548
40,162 Eiffage S.A. 4,941,924
46,015 Essilor International S.A. 16,851,551
32,725 (a) Fonciere Des Regions 2,099,565
26,141 Gecina S.A. 2,429,317
4,636 Hermes International 11,471,592
23,623 Kering 8,388,926
58,736 (a) Legrand S.A. 10,142,985
32,702 (a) L'Oreal S.A. 13,646,914
68,141 Publicis Groupe S.A. 6,829,712
131,014 Rexel S.A. 4,542,907
154,023 Societe Generale 9,768,232
66,901 Unibail-Rodamco-Westfield 6,917,778
TOTAL FRANCE 151,680,167
GERMANY - 7.3%
32,654 (a) Adidas-Salomon AG. 6,174,296
50,498 Allianz AG. 20,292,197
88,207 Bayerische Motoren Werke AG. 8,224,847
35,836 Deutsche Boerse AG. 9,075,107
150,051 (a) Evonik Industries AG. 2,514,560
89,293 (a) GEA Group AG. 6,386,916
59,052 (a) Henkel KGaA 4,409,619
66,976 (a) Henkel KGaA (Preference) 5,425,919
42,469 (a) Knorr-Bremse AG. 3,951,654
33,911 (a) LEG Immobilien SE 2,584,501
52,793 Merck KGaA 6,915,545
120,418 SAP AG. 31,317,393
15,344 Sartorius AG. 4,221,564
95,232 Siemens AG. 26,988,482
48,312 (a),(b) Zalando SE 1,353,827
TOTAL GERMANY 139,836,427
HONG KONG - 1.0%
217,785 (a) Hong Kong Exchanges and Clearing Ltd 11,869,911
911,002 (c) MTR Corp 3,342,182
2,114,000 Sino Land Co 2,625,874
232,257 Swire Pacific Ltd (Class A) 1,918,285
TOTAL HONG KONG 19,756,252
IRELAND - 1.0%
61,684 AerCap Holdings NV 8,033,724
58,396 Kerry Group plc (Class A) 5,327,044
72,278 Kingspan Group plc 5,412,053
TOTAL IRELAND 18,772,821
ISRAEL - 0.4%
404,756 Bank Hapoalim Ltd 8,209,527
TOTAL ISRAEL 8,209,527
ITALY - 2.2%
224,127 Assicurazioni Generali S.p.A. 8,627,968
113,934 Coca-Cola HBC AG. 5,170,102
2,276,351 Intesa Sanpaolo S.p.A. 14,671,854
85,353 Moncler S.p.A 5,120,271

International Responsible Equity
58
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ITALY (continued)
81,344 (a) Prysmian S.p.A. $ 8,481,228
TOTAL ITALY 42,071,423
JAPAN - 23.1%
113,800 Advantest Corp 17,041,071
329,700 (a) Aeon Co Ltd 5,214,766
286,800 Ajinomoto Co, Inc 8,134,308
234,500 (a) Asahi Kasei Corp 1,796,767
238,100 Asics Corp 6,063,018
428,800 Astellas Pharma, Inc 4,488,518
180,264 Bridgestone Corp 7,869,447
603,100 Concordia Financial Group Ltd 4,381,060
100,054 Dai Nippon Printing Co Ltd 1,669,939
187,700 (a) Daifuku Co Ltd 5,983,272
332,200 Daiichi Sankyo Co Ltd 7,935,632
56,925 (a) Daikin Industries Ltd 6,613,547
188,319 (a) Daiwa House Industry Co Ltd 6,389,296
781,321 (a) Daiwa Securities Group, Inc 6,013,009
310,983 East Japan Railway Co 7,595,757
58,748 (a) Eisai Co Ltd 1,744,850
282,307 (a) Fanuc Ltd 9,420,986
32,064 Fast Retailing Co Ltd 11,771,327
339,000 FUJIFILM Holdings Corp 7,856,896
390,520 (a) Fujitsu Ltd 10,177,122
87,916 (a) Hankyu Hanshin Holdings, Inc 2,360,893
66,500 (a) Hoya Corp 10,801,729
382,900 (a) Ishikawajima-Harima Heavy Industries Co Ltd 7,927,596
327,400 (a) Isuzu Motors Ltd 4,017,290
565,056 KDDI Corp 9,007,190
119,200 Kikkoman Corp 949,194
256,183 Komatsu Ltd 8,569,564
547,291 (a) Kubota Corp 7,085,864
410,584 Mitsubishi Electric Corp 11,657,542
363,063 Mitsubishi Estate Co Ltd 7,693,986
746,983 Mitsui Fudosan Co Ltd 7,777,886
410,300 Mizuho Financial Group, Inc 13,743,188
318,105 (a) NEC Corp 11,553,585
353,500 (a),(c) Nidec Corp 4,300,955
105,700 Nintendo Co Ltd 9,015,141
249,694 (a) Nippon Paint Co Ltd 1,588,309
314,400 (a) Nitto Denko Corp 7,830,086
1,075,200 (a) Nomura Holdings, Inc 7,672,734
110,400 (a) Nomura Research Institute Ltd 4,262,881
72,585 Obayashi Corp 1,227,952
269,353 Oriental Land Co Ltd 5,451,076
732,058 Panasonic Corp 8,505,947
370,900 (a) Rakuten, Inc 2,426,503
223,678 Recruit Holdings Co Ltd 11,091,730
604,700 (a) Renesas Electronics Corp 7,467,783
64,600 Secom Co Ltd 2,183,790
18,324 (a) Sekisui Chemical Co Ltd 317,450
42,363 Sekisui House Ltd 908,909
1,600 (a) Shin-Etsu Chemical Co Ltd 48,094
5,984,690 SoftBank Corp 8,504,232
124,600 Softbank Group Corp 21,863,377
257,778 Sompo Holdings, Inc 7,855,904
808,240 Sony Corp 22,509,144
808,240 (a) Sony Financial Holdings, Inc 815,006
144,832 Sumitomo Metal Mining Co Ltd 4,737,808
558,600 Sumitomo Mitsui Financial Group, Inc 15,123,419
304,169 Tokio Marine Holdings, Inc 11,343,426
72,300 Tokyo Electron Ltd 15,939,996
15,100 (a) Tokyu Corp 168,033

59
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
813,140 (a) Toray Industries, Inc $ 4,978,392
128,518 (a) West Japan Railway Co 2,641,317
541,100 Yamaha Motor Co Ltd 3,898,497
81,698 (a) Yokogawa Electric Corp 2,443,951
1,221,400 (a) Z Holdings Corp 3,589,103
TOTAL JAPAN 442,017,040
LUXEMBOURG - 0.3%
78,539 (a) Eurofins Scientific SE 5,539,314
TOTAL LUXEMBOURG 5,539,314
NETHERLANDS - 4.8%
774,480 (a) Aegon NV 5,902,099
31,905 (a) Akzo Nobel NV 2,108,447
9,187 (a) Argenx SE 7,519,257
43,436 ASML Holding NV 45,925,289
207,429 (a) Koninklijke Ahold Delhaize NV 8,490,194
437,512 Koninklijke KPN NV 2,024,570
106,759 NN Group NV 7,306,036
22,282 (a) Randstad Holdings NV 873,251
241,033 Universal Music Group NV 6,464,982
40,476 Wolters Kluwer NV 4,961,772
TOTAL NETHERLANDS 91,575,897
NEW ZEALAND - 0.5%
985,676 Auckland International Airport Ltd 4,587,540
349,893 (a) Meridian Energy Ltd 1,184,518
35,478 (a) Xero Ltd 3,356,403
TOTAL NEW ZEALAND 9,128,461
NORWAY - 1.3%
286,490 DNB Bank ASA 7,312,779
117,271 (a) Gjensidige Forsikring ASA 3,156,025
269,217 Mowi ASA 5,918,201
398,344 Orkla ASA 4,045,706
353,669 Telenor ASA 5,259,601
TOTAL NORWAY 25,692,312
PORTUGAL - 0.4%
1,528,703 Energias de Portugal S.A. 7,599,397
TOTAL PORTUGAL 7,599,397
SINGAPORE - 1.2%
1,162,164 (a) Grab Holdings Ltd 6,984,606
854,019 Keppel Corp Ltd 6,678,725
734,505 Oversea-Chinese Banking Corp 9,608,352
TOTAL SINGAPORE 23,271,683
SPAIN - 3.5%
91,461 ACS Actividades de Construccion y Servicios S.A. 7,509,829
106,933 Amadeus IT Holding S.A. 8,174,033
864,317 Banco Bilbao Vizcaya Argentaria S.A. 17,412,592
158,177 (b) Cellnex Telecom S.A. 4,924,325
857,554 Iberdrola S.A. 17,379,395
192,843 (c) Industria de Diseno Textil S.A. 10,648,865
83,332 Redeia Corp S.A. 1,500,131
TOTAL SPAIN 67,549,170
SWEDEN - 3.8%
115,673 (a) Alfa Laval AB 5,497,669
243,473 (a) Assa Abloy AB 9,175,173
573,094 (a) Atlas Copco AB 9,602,794
479,802 (a) Atlas Copco AB 7,177,435
151,572 Boliden AB 6,796,861
67,463 (a) Epiroc AB 1,422,521
42,058 (a) Epiroc AB 784,910
191,406 (a) EQT AB 6,614,528
148,477 (a) Essity AB 4,078,311
22,793 (c) Hennes & Mauritz AB (B Shares) 430,471

International Responsible Equity
60
See Notes to Financial Statements
Portfolio of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SWEDEN (continued)
290,634 (a) Sandvik AB $ 8,788,618
30,955 (a) Svenska Cellulosa AB (B Shares) 412,325
555,951 Svenska Handelsbanken AB 7,254,787
1,027,227 (a),(c) TeliaSonera AB 4,043,852
TOTAL SWEDEN 72,080,255
SWITZERLAND - 5.6%
236,280 ABB Ltd 17,566,831
1,305 (c) Barry Callebaut AG. 1,696,552
52,826 DSM-Firmenich AG. 4,305,789
4,565 (a) Geberit AG. 3,337,124
1,898 Givaudan S.A. 7,775,435
18,222 (a) Kuehne & Nagel International AG. 3,495,829
13,794 Lonza Group AG. 9,525,191
30,719 SGS S.A. 3,464,175
64,052 SIG Group AG. 716,149
29,496 Sika AG. 5,780,854
7,675 (a) Swiss Life Holding 8,330,845
6,791 (a) Swisscom AG. 4,974,562
448,239 UBS Group AG 17,152,005
11,084 (b) VAT Group AG. 4,843,895
21,700 Zurich Insurance Group AG 15,091,721
TOTAL SWITZERLAND 108,056,957
UNITED KINGDOM - 13.4%
190,397 3i Group plc 11,018,386
15,078 (a) Admiral Group plc 649,216
119,222 Ashtead Group plc 7,963,406
166,549 Associated British Foods plc 5,025,873
146,070 AstraZeneca plc 24,094,032
907,123 (a) Aviva plc 7,972,966
250,567 Barratt Developments plc 1,239,925
2,639,835 (a) BT Group plc 6,442,710
90,630 Bunzl plc 2,754,944
73,453 Coca-Cola Europacific Partners plc 6,524,830
293,449 Compass Group plc 9,713,109
57,248 (c) DCC plc 3,771,442
2,120,446 (a) HSBC Holdings plc 29,685,060
549,377 (a) Informa plc 6,995,387
955,767 (a) J Sainsbury plc 4,289,098
741,716 Kingfisher plc 3,008,089
2,073,619 (a) Legal & General Group plc 6,479,887
77,630 (a) London Stock Exchange Group plc 9,674,737
559,906 (a) Marks & Spencer Group plc 2,925,967
811,479 National Grid plc 12,167,398
329,763 (a) Pearson plc 4,589,647
411,748 (a) Phoenix Group Holdings plc 3,647,607
134,775 Reckitt Benckiser Group plc 10,308,811
269,204 RELX plc 11,897,841
464,418 (a) Schroders plc 2,317,503
237,334 Segro plc 2,177,863
199,308 Smiths Group plc 6,599,896
504,716 Standard Chartered plc 10,360,426
1,629,573 Tesco plc 9,833,937
308,322 Unilever plc 18,500,653
6,624,201 Vodafone Group plc 8,019,078
103,498 (a) Whitbread plc 3,940,191
628,730 WPP plc 2,375,763
TOTAL UNITED KINGDOM 256,965,678
UNITED STATES - 6.3%
97,114 (a) Alcon, Inc 7,238,391
72,326 CSL Ltd 8,428,604
71,177 (a) James Hardie Industries plc 1,499,040
300,284 Nestle S.A. 28,691,668

61
See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
227,881 Novartis AG. $ 28,202,930
72,248 Schneider Electric S.A. 20,585,607
22,491 (a) Spotify Technology S.A. 14,738,802
58,295 Swiss Re AG. 10,644,780
TOTAL UNITED STATES 120,029,822
TOTAL COMMON STOCKS
(Cost $1,378,623,511) 1,893,844,116
TOTAL LONG-TERM INVESTMENTS
(Cost $1,378,623,511) 1,893,844,116
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
15,171,264 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(e) 15,171,264
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $15,171,264) 15,171,264
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0.1%
$ 2,805,000 Federal Farm Credit Discount Notes 0 .000 12/23/25 2,789,308
TOTAL GOVERNMENT AGENCY DEBT 2,789,308
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,789,117) 2,789,308
TOTAL INVESTMENTS - 99.9%
(Cost $1,396,583,892) 1,911,804,688
OTHER ASSETS & LIABILITIES, NET - 0.1% 2,071,748
NET ASSETS - 100.0% $ 1,913,876,436
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $11,122,045 or 0.6% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,550,678.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 58 12/19/25  $ 8,165,810 $ 8,140,590 $ (25,220)

Statement of Assets and Liabilities
See Notes to Financial Statements
62
October 31, 2025
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
ASSETS
Long-term investments, at value
*†
$ 7,256,094,129 $ 6,682,067,827 $ 6,178,650,675
Affiliated investments, at value
‡
– – –
Short-term investments, at value
#
16,039,033 16,033,989 22,777,989
Investments purchased with collateral from securities lending, at value (cost approximates value) 6,153,167 553,756 28,550
Cash 1,321 110 624,212
Cash denominated in foreign currencies
^
– – –
Cash collateral at brokers for investments in futures contracts – – –
Receivables:
Dividends 1,730,079 136,063 3,337,354
Interest 1,217 1,274 2,051
Investments sold 4,337,048 170,487,754 6,607,434
Reclaims 109,816 376,734 211,492
Reimbursement from Adviser 847,549 1,001,847 861,171
Shares sold 171,078 1,315,627 2,496,121
Variation margin on futures contracts – – –
Other 1,292,386 911,013 1,319,549
Total assets 7,286,776,823 6,872,885,994 6,216,916,598
LIABILITIES
Due to affiliates 19,121 18,244 19,405
Payables:
Management fees 2,370,182 2,210,726 2,076,513
Collateral from securities lending 6,153,167 553,756 28,550
Capital gain taxes – – –
Interest – 2,262 –
Investments purchased - regular settlement – 23,466,201 –
Shares redeemed 4,637,117 3,974,517 12,501,444
Service agreement fees 225,297 91,120 217,614
Accrued expenses:
Custodian fees 43,612 65,938 52,470
Professional fees 36,461 35,953 37,024
Shareholder reporting expenses 37,540 30,635 28,930
Shareholder servicing agent fees 143,425 139,714 21,551
Trustees fees 1,260,868 720,900 1,301,255
12b-1 distribution and service fees 422,217 353,947 42,390
Other 6,947 5,852 3,904
Total liabilities 15,355,954 31,669,765 16,331,050
Net assets $ 7,271,420,869 $ 6,841,216,229 $ 6,200,585,548
NET ASSETS CONSIST OF:
Paid-in capital $ 3,504,974,867 $ 1,772,326,942 $ 3,172,026,557
Total distributable earnings (loss) 3,766,446,002 5,068,889,287 3,028,558,991
Net assets $ 7,271,420,869 $ 6,841,216,229 $ 6,200,585,548
*
Includes securities loaned of $ 5,920,700 $ 15,923,660 $ 28,243
†
Long-term investments, cost $ 4,198,456,941 $ 2,390,873,656 $ 3,611,971,776
‡
Affiliated investments, cost $ – $ – $ –
#
Short-term investments, cost $ 16,039,392 $ 16,034,356 $ 22,778,356
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements
63
2.4
Quant Mid Cap
Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
3.01
Emerging Markets
Equity
3.1
International Equity
$ 782,011,756 $ 1,572,824,743 $ 3,360,223,218 $ 1,938,601,410 $ 6,547,202,514 $ 1,739,219,899 $ 5,394,147,675
– – – – 10,588,000 – –
772,000 1,503,000 23,174,028 9,904,000 46,470,317 12,107,028 7,424,000
58,746,005 100,868,585 295,561,549 16,714,240 – 5,824,193 126,210,483
168 1,381 306 847 1,569 178,943 844,545
– – – – – 1,232,417 –
– – – – 10,669 – –
121,453 1,007,922 736,182 432,664 4,304,122 893,436 13,769,018
89 173 2,098 1,142 1,334 823 856
– – 44,995,890 – – 39,091,466 217,402,366
– – – – – 1,575 21,837,004
– 4,761 101,565 206,199 1,775 1,277,038 1,177,272
47,318 112,607 1,021,878 519,152 1,188,697 1,075,360 207,971
– – 128,106 – 97,821 – –
559,145 1,813,341 1,005,559 95,230 769,085 230,448 1,543,111
842,257,934 1,678,136,513 3,726,950,379 1,966,474,884 6,610,635,903 1,801,132,626 5,784,564,301
10,321 11,524 14,853 12,509 17,506 12,878 19,653
316,496 596,765 1,137,320 677,696 834,050 1,251,299 2,339,140
58,746,005 100,868,585 295,561,549 16,714,240 – 5,824,193 126,210,483
– – – – – 12,836,600 –
408 – – – 22,535 13,656 –
– – 10,903,648 – – 24,735,800 –
384,226 819,566 22,672,066 805,117 2,939,368 2,316,348 216,521,447
50,286 101,293 125,775 201,786 254,208 11,757 72,423
18,968 16,026 42,936 22,354 50,330 411,339 258,802
37,482 38,316 30,797 35,942 31,216 48,699 43,587
17,274 22,004 24,568 15,607 39,144 16,454 25,398
24,375 29,163 30,221 36,175 64,343 2,220 52,172
504,391 1,127,401 738,822 51,803 787,649 199,225 1,556,456
38,164 45,849 42,326 6,704 169,340 2,464 65,413
3,864 1,850 2,575 2,733 460,280 20,736 30,286
60,152,260 103,678,342 331,327,456 18,582,666 5,669,969 47,703,668 347,195,260
$ 782,105,674 $ 1,574,458,171 $ 3,395,622,923 $ 1,947,892,218 $ 6,604,965,934 $ 1,753,428,958 $ 5,437,369,041
$ 613,394,587 $ 1,121,693,556 $ 2,323,461,830 $ 1,392,499,671 $ 2,794,027,137 $ 1,612,819,529 $ 2,648,056,979
168,711,087 452,764,615 1,072,161,093 555,392,547 3,810,938,797 140,609,429 2,789,312,062
$ 782,105,674 $ 1,574,458,171 $ 3,395,622,923 $ 1,947,892,218 $ 6,604,965,934 $ 1,753,428,958 $ 5,437,369,041
$ 58,803,606 $ 106,133,492 $ 315,343,525 $ 40,891,294 $ – $ 25,929,975 $ 120,446,553
$ 680,761,256 $ 1,229,633,550 $ 2,546,380,202 $ 1,531,619,532 $ 3,153,787,424 $ 1,223,809,274 $ 3,170,206,134
$ – $ – $ – $ – $ 5,657,305 $ – $ –
$ 772,000 $ 1,503,000 $ 23,173,689 $ 9,904,000 $ 46,462,985 $ 12,106,689 $ 7,424,000
$ – $ – $ – $ – $ – $ 1,232,417 $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
64
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2025
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
CLASS A:
Net assets $ 2,024,248,878 $ 1,707,293,693 $ 173,252,672
Shares outstanding 66,666,048 50,706,588 7,417,744
Net asset value ("NAV") per share $ 30 .36 $ 33 .67 $ 23 .36
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 32 .21 $ 35 .72 $ 24 .79
CLASS I:
Net assets $ 13,932,199 $ 14,292,269 $ 26,147,401
Shares outstanding 814,963 421,194 1,047,367
NAV and offering price per share $ 17 .10 $ 33 .93 $ 24 .96
PREMIER CLASS:
Net assets $ 12,179,644 $ 5,585,346 $ 43,881,165
Shares outstanding 710,651 164,497 1,760,416
NAV and offering price per share $ 17 .14 $ 33 .95 $ 24 .93
CLASS R6:
Net assets $ 1,987,792,134 $ 1,872,149,802 $ 2,551,576,972
Shares outstanding 116,408,058 55,129,189 102,124,082
NAV and offering price per share $ 17 .08 $ 33 .96 $ 24 .99
RETIREMENT CLASS:
Net assets $ 1,076,048,990 $ 438,742,961 $ 1,000,430,917
Shares outstanding 60,563,869 13,099,833 40,309,594
NAV and offering price per share $ 17 .77 $ 33 .49 $ 24 .82
CLASS W:
Net assets $ 2,157,219,024 $ 2,803,152,158 $ 2,405,296,421
Shares outstanding 126,454,750 82,344,323 96,039,078
NAV and offering price per share $ 17 .06 $ 34 .04 $ 25 .04
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
65
2.4
Quant Mid Cap
Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
3.01
Emerging Markets
Equity
3.1
International Equity
$ 170,534,736 $ 197,916,796 $ 168,994,627 $ 31,419,205 $ 777,877,194 $ 7,499,766 $ 277,796,709
7,733,312 10,989,480 8,712,957 1,875,997 30,539,779 721,334 27,971,137
$ 22 .05 $ 18 .01 $ 19 .40 $ 16 .75 $ 25 .47 $ 10 .40 $ 9 .93
5.75% 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
$ 23 .40 $ 19 .11 $ 20 .58 $ 17 .77 $ 27 .02 $ 11 .03 $ 10 .54
$ 257,982 $ 3,273,113 $ 64,525,180 $ 127,470,582 $ 59,648,893 $ 165,304 $ 6,254,160
11,059 172,443 3,104,114 7,521,076 1,948,097 15,822 358,938
$ 23 .33 $ 18 .98 $ 20 .79 $ 16 .95 $ 30 .62 $ 10 .45 $ 17 .42
$ 12,459,919 $ 30,053,174 $ 55,121,801 $ 889,315 $ 44,458,878 $ 7,181,876 $ 55,942,289
537,719 1,581,751 2,676,344 52,110 1,457,387 686,781 3,294,638
$ 23 .17 $ 19 .00 $ 20 .60 $ 17 .07 $ 30 .51 $ 10 .46 $ 16 .98
$ 365,671,169 $ 872,189,140 $ 2,282,795,673 $ 254,948,484 $ 4,522,966,437 $ 159,087,280 $ 2,475,856,269
15,559,439 45,793,271 109,767,322 15,054,564 147,525,272 15,227,608 145,578,082
$ 23 .50 $ 19 .05 $ 20 .80 $ 16 .93 $ 30 .66 $ 10 .45 $ 17 .01
$ 233,181,868 $ 471,025,948 $ 586,824,089 $ 975,012,636 $ 1,200,014,532 $ 56,530,495 $ 341,048,460
10,517,993 25,027,693 29,611,756 58,165,267 38,284,457 5,444,408 19,209,807
$ 22 .17 $ 18 .82 $ 19 .82 $ 16 .76 $ 31 .34 $ 10 .38 $ 17 .75
$ – $ – $ 237,361,553 $ 558,151,996 $ – $ 1,522,964,237 $ 2,280,471,154
– – 11,406,313 32,819,569 – 144,503,572 133,192,632
$ – $ – $ 20 .81 $ 17 .01 $ – $ 10 .54 $ 17 .12
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
66
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2025
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
3.4
International Responsible
Equity
ASSETS
Long-term investments, at value
*†
$ 2,699,157,609 $ 1,310,728,046 $ 1,893,844,116
Short-term investments, at value
#
91,346,787 1,450,000 2,789,308
Investments purchased with collateral from securities lending, at value (cost approximates value) 60,513 19,839,464 15,171,264
Cash 99 1,138 –
Cash denominated in foreign currencies
^
271,873 1,229,759 215,731
Cash collateral at brokers for investments in futures contracts – – 247,701
Receivables:
Dividends 1,758,927 3,605,897 4,200,955
Interest 3,061 167 –
Investments sold 31,771 9,544,324 8,699,884
Reclaims 5,029,333 1,182,852 5,004,327
Reimbursement from Adviser 1,243,147 733,295 113,437
Shares sold 27,035,827 1,150,297 1,050,121
Other 130,380 129,286 45,482
Total assets 2,826,069,327 1,349,594,525 1,931,382,326
LIABILITIES
Due to affiliates 13,915 12,401 11,539
Cash overdraft – – 4,065
Payables:
Management fees 1,307,781 722,514 483,970
Collateral from securities lending 60,513 19,839,464 15,171,264
Capital gain taxes 26,883 1,270,995 –
Interest – 68 –
Investments purchased - regular settlement 19,768,128 9,600,789 –
Shares redeemed 162,976 631,014 1,342,245
Service agreement fees 15,443 4,358 190,111
Variation margin on futures contracts – – 22,330
Accrued expenses:
Custodian fees 138,643 369,955 90,084
Professional fees 42,477 45,739 44,386
Shareholder reporting expenses 11,102 14,795 8,534
Shareholder servicing agent fees 21,268 718 15,392
Trustees fees 179,451 58,047 39,422
12b-1 distribution and service fees 7,288 380 8,964
Other 15,762 26,205 73,584
Total liabilities 21,771,630 32,597,442 17,505,890
Net assets $ 2,804,297,697 $ 1,316,997,083 $ 1,913,876,436
NET ASSETS CONSIST OF:
Paid-in capital $ 2,483,445,784 $ 1,004,510,299 $ 1,341,095,433
Total distributable earnings (loss) 320,851,913 312,486,784 572,781,003
Net assets $ 2,804,297,697 $ 1,316,997,083 $ 1,913,876,436
*
Includes securities loaned of $ 442 $ 43,153,852 $ 26,550,678
†
Long-term investments, cost $ 1,907,465,540 $ 1,082,781,465 $ 1,378,623,511
#
Short-term investments, cost $ 91,337,234 $ 1,450,000 $ 2,789,117
^
Cash denominated in foreign currencies, cost $ 271,880 $ 1,229,824 $ 216,599

See Notes to Financial Statements
67
October 31, 2025
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
3.4
International Responsible
Equity
CLASS A:
Net assets $ 32,435,920 $ 1,702,514 $ 41,484,857
Shares outstanding 1,823,603 123,041 2,587,564
Net asset value ("NAV") per share $ 17 .79 $ 13 .84 $ 16 .03
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 18 .88 $ 14 .68 $ 17 .01
CLASS I:
Net assets $ 21,970,426 $ 190,051 $ 15,024,541
Shares outstanding 1,231,481 13,752 932,197
NAV and offering price per share $ 17 .84 $ 13 .82 $ 16 .12
PREMIER CLASS:
Net assets $ 2,885,484 $ 102,745 $ 714,482
Shares outstanding 161,309 7,327 44,261
NAV and offering price per share $ 17 .89 $ 14 .02 $ 16 .14
CLASS R6:
Net assets $ 172,819,583 $ 80,036,724 $ 970,826,375
Shares outstanding 9,671,928 5,787,016 60,195,271
NAV and offering price per share $ 17 .87 $ 13 .83 $ 16 .13
RETIREMENT CLASS:
Net assets $ 72,946,015 $ 25,735,590 $ 885,826,181
Shares outstanding 4,103,481 1,865,061 55,244,544
NAV and offering price per share $ 17 .78 $ 13 .80 $ 16 .03
CLASS W:
Net assets $ 2,501,240,269 $ 1,209,229,459 $ –
Shares outstanding 139,082,248 86,792,082 –
NAV and offering price per share $ 17 .98 $ 13 .93 $ –
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
68
Year Ended October 31, 2025
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
INVESTMENT INCOME
Affiliated income $ 1,710,919 $ 772,847 $ 559,410
Dividends from unaffiliated investments 78,995,922 32,079,734 122,629,812
Dividends from affiliated investments – – –
Interest 1,763,972 966,349 950,919
Securities lending income, net – 1,324,684 8,218
Tax withheld – (292,160) (299,113)
Total investment income 82,470,813 34,851,454 123,849,246
EXPENSES
Management fees 26,780,831 24,711,436 25,564,306
12b-1 distribution and service fees — Class A 4,665,218 3,825,580 418,921
12b-1 distribution and service fees — Premier Class 16,084 6,874 72,062
Shareholder servicing agent fees — Class A 706,684 671,474 98,362
Shareholder servicing agent fees — Class I 5,156 686 698
Shareholder servicing agent fees — Premier Class 146 134 97
Shareholder servicing agent fees — Class R6 2,195 3,878 2,634
Shareholder servicing agent fees — Retirement Class 2,119,588 1,040,538 2,761,434
Shareholder servicing agent fees — Class W 1,611 1,840 1,646
Administrative service fees 80,327 75,567 80,628
Trustees fees 70,114 63,282 76,104
Custodian expenses 52,229 81,948 107,718
Overdraft expense 1,635 58,551 97
Professional fees 45,855 44,691 44,400
Registration fees 41,394 52,760 40,869
Shareholder reporting expenses 113,703 130,772 155,487
Other 55,866 61,596 82,321
Total expenses 34,758,636 30,831,607 29,507,784
Expenses reimbursed by the investment adviser (8,715,437) (10,146,050) (8,971,038)
Net expenses 26,043,199 20,685,557 20,536,746
Net investment income (loss) 56,427,614 14,165,897 103,312,500
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
797,956,464 865,530,445 445,693,455
Futures contracts – – –
Foreign currency transactions 15,546 (25,086) 447
Net realized gain (loss) 797,972,010 865,505,359 445,693,902
Change in unrealized appreciation (depreciation) on:
Investments
‡
268,857,950 672,683,892 161,818,805
Affiliated investments – – –
Futures contracts – – –
Foreign currency translations (1,373) 24,414 1,124
Net change in unrealized appreciation (depreciation) 268,856,577 672,708,306 161,819,929
Net realized and unrealized gain (loss) 1,066,828,587 1,538,213,665 607,513,831
Net increase (decrease) in net assets from operations $ 1,123,256,201 $ 1,552,379,562 $ 710,826,331
*   Net of foreign capital gains tax $ – $ – $ –
‡
   Net of change in foreign capital gains tax $ – $ – $ –

See Notes to Financial Statements
69
2.4
Quant Mid Cap
Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
3.01
Emerging Markets
Equity
3.1
International Equity
$ 52,227 $ 167,824 $ – $ – $ – $ 662,740 $ 499,638
5,033,753 37,601,854 37,607,047 21,577,188 84,260,434 38,856,620 184,655,152
– – – – 169,260 – –
64,911 420,234 1,272,598 264,130 1,844,637 1,788,962 1,855,726
30,591 56,449 1,397,845 115,883 4,112 156,806 138,094
(15,684) (16,019) (241,915) (59,585) (148,985) (4,342,160) (12,008,217)
5,165,798 38,230,342 40,035,575 21,897,616 86,129,458 37,122,968 175,140,393
4,138,802 7,625,778 13,466,074 6,688,620 9,962,122 14,074,345 28,893,224
422,123 492,132 382,017 63,998 1,845,419 15,612 622,751
18,762 44,390 72,250 518 59,675 9,140 77,159
113,807 134,310 136,521 20,353 283,538 7,870 221,121
174 4,008 8,068 102,407 15,883 151 3,124
107 128 153 76 1,057 66 94
2,963 2,355 3,262 30,942 11,236 417 2,436
608,169 1,212,536 1,381,055 1,843,401 2,924,200 124,452 810,113
– – 723 786 – 1,683 2,544
44,062 49,770 64,922 52,258 85,372 50,805 75,759
8,946 19,137 37,660 16,103 76,211 17,681 68,697
22,897 19,056 52,959 28,636 60,763 560,898 311,280
6,258 19 704 1,756 25,342 40,040 11,990
39,055 40,327 35,198 40,006 41,833 71,626 51,049
32,404 31,636 35,212 40,344 20,273 33,259 37,606
84,861 117,907 103,706 68,774 107,968 46,084 115,429
26,297 28,425 43,491 28,698 869,568 82,124 144,049
5,569,687 9,821,914 15,823,975 9,027,676 16,390,460 15,136,253 31,448,425
– – (1,737,043) (2,415,134) – (12,884,396) (15,373,306)
5,569,687 9,821,914 14,086,932 6,612,542 16,390,460 2,251,857 16,075,119
(403,889) 28,408,428 25,948,643 15,285,074 69,738,998 34,871,111 159,065,274
213,911,844 102,381,458 280,040,949 146,327,091 632,560,863 37,758,578 945,251,234
– – 2,507,439 – 1,169,107 – –
(29,474) 1,099 (88,014) 2,698 340 (2,105,474) (2,306,976)
213,882,370 102,382,557 282,460,374 146,329,789 633,730,310 35,653,104 942,944,258
(99,478,311) (36,002,947) 185,023,614 120,275,578 337,426,102 344,491,639 374,762,928
– – – – 1,410,280 – –
– – 640,572 – 1,512,172 – –
837 – – – – (316,212) 1,614,619
(99,477,474) (36,002,947) 185,664,186 120,275,578 340,348,554 344,175,427 376,377,547
114,404,896 66,379,610 468,124,560 266,605,367 974,078,864 379,828,531 1,319,321,805
$ 114,001,007 $ 94,788,038 $ 494,073,203 $ 281,890,441 $ 1,043,817,862 $ 414,699,642 $ 1,478,387,079
$ – $ – $ – $ – $ – $ 3,014,524 $ –
$ – $ – $ – $ – $ – $ 1,740,800 $ –

Statement of Operations
(continued)
See Notes to Financial Statements
70
(continued)
(continued)
Statement of Operations
(continued)
Year Ended October 31, 2025
3.2
International
Opportunities
3.3
Quant International
Small Cap Equity
3.4
International
Responsible Equity
INVESTMENT INCOME
Affiliated income $ 190,296 $ – $ –
Dividends 45,999,152 47,204,271 53,163,469
Interest 2,139,613 47,739 780,987
Securities lending income, net 124,098 1,016,624 147,885
Tax withheld (4,615,992) (5,045,575) (3,402,869)
Total investment income 43,837,167 43,223,059 50,689,472
EXPENSES
Management fees 13,883,388 8,023,450 5,168,347
12b-1 distribution and service fees — Class A 81,023 2,841 92,679
12b-1 distribution and service fees — Premier Class 3,970 133 1,040
Shareholder servicing agent fees — Class A 51,010 1,150 66,163
Shareholder servicing agent fees — Class I 14,724 138 91
Shareholder servicing agent fees — Premier Class 95 50 68
Shareholder servicing agent fees — Class R6 394 241 4,386
Shareholder servicing agent fees — Retirement Class 178,784 25,043 1,996,318
Shareholder servicing agent fees — Class W 2,096 1,517 –
Administrative service fees 53,170 48,964 49,316
Trustees fees 25,149 13,174 18,275
Custodian expenses 202,395 439,540 107,474
Overdraft expense 5,458 31,545 –
Professional fees 46,722 49,009 46,386
Registration fees 47,527 24,771 34,419
Shareholder reporting expenses 58,948 41,118 74,294
Other 62,138 131,842 248,043
Total expenses 14,716,991 8,834,526 7,907,299
Expenses reimbursed by the investment adviser (12,714,318) (8,140,607) (817,318)
Net expenses 2,002,673 693,919 7,089,981
Net investment income (loss) 41,834,494 42,529,140 43,599,491
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
226,627,485 140,529,864 30,222,228
Futures contracts – – 2,945,454
Foreign currency transactions 21,700 (356,796) 103,119
Net realized gain (loss) 226,649,185 140,173,068 33,270,801
Change in unrealized appreciation (depreciation) on:
Investments
‡
161,011,787 141,374,329 264,665,587
Futures contracts – – 333,031
Foreign currency translations 396,122 125,430 389,333
Net change in unrealized appreciation (depreciation) 161,407,909 141,499,759 265,387,951
Net realized and unrealized gain (loss) 388,057,094 281,672,827 298,658,752
Net increase (decrease) in net assets from operations $ 429,891,588 $ 324,201,967 $ 342,258,243
*   Net of foreign capital gains tax $ – $ 1,906,951 $ –
‡
   Net of change in foreign capital gains tax $ 13,216 $ 837,444 $ –

Statement of Changes in Net Assets
See Notes to Financial Statements
72
2.1
Core Equity
2.2
Large Cap Growth
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 56,427,614 $ 64,370,130 $ 14,165,897 $ 19,982,663
Net realized gain (loss) 797,972,010 600,742,493 865,505,359 444,807,029
Net change in unrealized appreciation
(depreciation) 268,856,577 1,432,668,793 672,708,306 1,539,348,967
Net increase (decrease) in net assets from
operations 1,123,256,201 2,097,781,416 1,552,379,562 2,004,138,659
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (111,847,492) (193,383,039) (90,841,966) –
Class I (838,190) (828,891) (403,114) (6,245)
Premier Class (911,923) (1,294,600) (228,085) (1,605)
Class R6 (194,918,733) (308,267,697) (113,562,836) (3,464,317)
Retirement Class (64,564,196) (88,664,618) (26,256,946) (60,378)
Class W (244,213,743) (444,236,620) (169,051,703) (15,194,214)
Total distributions (617,294,277) (1,036,675,465) (400,344,650) (18,726,759)
FUND SHARE TRANSACTIONS
Subscriptions 957,533,148 359,394,814 551,708,377 493,730,355
Reinvestments of distributions 578,366,089 986,852,215 395,691,993 18,633,165
Redemptions (1,254,731,102) (1,101,286,826) (1,471,525,705) (1,403,617,968)
Net increase (decrease) from Fund share
transactions 281,168,135 244,960,203 (524,125,335) (891,254,448)
Net increase (decrease) in net assets 787,130,059 1,306,066,154 627,909,577 1,094,157,452
Net assets at the beginning of period 6,484,290,810 5,178,224,656 6,213,306,652 5,119,149,200
Net assets at the end of period $ 7,271,420,869 $ 6,484,290,810 $ 6,841,216,229 $ 6,213,306,652

See Notes to Financial Statements
73
2.3
Large Cap Value
2.4
Quant Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap Equity
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
$ 103,312,500 $ 102,971,915 $ (403,889) $ 506,440 $ 28,408,428 $ 25,715,753 $ 25,948,643 $ 27,575,310
445,693,902 167,787,372 213,882,370 10,303,456 102,382,557 174,299,443 282,460,374 361,817,920
161,819,929 1,224,575,872 (99,477,474) 196,732,157 (36,002,947) 296,437,603 185,664,186 536,741,743
710,826,331 1,495,335,159 114,001,007 207,542,053 94,788,038 496,452,799 494,073,203 926,134,973
– – – – – – – –
(6,331,415) (12,355,241) – – (13,551,095) (2,755,294) (17,751,331) (2,671,939)
(20,499) (51,877) – (201) (388,492) (6,682) (264,965) (18,516)
(1,898,891) (3,235,367) – – (1,931,787) (496,870) (5,081,151) (759,812)
(125,309,558) (
170,542,963
) – (1,033,192) (75,195,069) (17,175,894) (250,566,587) (36,802,600)
(40,165,816) (43,412,797) – – (30,687,682) (5,890,324) (61,785,181) (7,831,860)
(94,026,972) (182,818,866) – – – – (53,347,247) (13,251,363)
(267,753,151) (412,417,111) – (1,033,393) (121,754,125) (26,325,064) (388,796,462) (61,336,090)
591,158,384 1,606,170,380 22,783,474 28,470,764 94,547,443 83,893,219 364,791,173 451,471,038
267,185,653 410,535,105 – 1,033,201 121,245,529 26,210,250 388,056,584 61,220,061
(1,992,398,971) (720,692,454) (295,977,521) (195,165,995) (462,509,060) (246,429,831) (897,615,994) (355,714,803)
(1,134,054,934) 1,296,013,031 (273,194,047) (165,662,030) (246,716,088) (136,326,362) (144,768,237) 156,976,296
(690,981,754) 2,378,931,079 (159,193,040) 40,846,630 (273,682,175) 333,801,373 (39,491,496) 1,021,775,179
6,891,567,302 4,512,636,223 941,298,714 900,452,084 1,848,140,346 1,514,338,973 3,435,114,419 2,413,339,240
$ 6,200,585,548 $ 6,891,567,302 $ 782,105,674 $ 941,298,714 $ 1,574,458,171 $ 1,848,140,346 $ 3,395,622,923 $ 3,435,114,419

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
74
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
2.7
Quant Small/Mid Cap Equity
2.8
Large Cap Responsible Equity
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 15,285,074 $ 12,912,619 $ 69,738,998 $ 77,164,182
Net realized gain (loss) 146,329,789 170,468,534 633,730,310 729,152,171
Net change in unrealized appreciation
(depreciation) 120,275,578 205,667,292 340,348,554 1,018,253,660
Net increase (decrease) in net assets from
operations 281,890,441 389,048,445 1,043,817,862 1,824,570,013
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (2,826,834) (498,255) (115,489,269) (37,955,578)
Class I (14,950,595) (952,120) (4,422,239) (2,616,609)
Premier Class (18,609) (3,265) (5,139,062) (2,231,223)
Class R6 (13,340,549) (2,252,864) (667,326,601) (247,051,985)
Retirement Class (69,674,593) (8,753,062) (108,705,819) (40,974,140)
Class W (67,581,649) (18,751,724) – –
Total distributions (168,392,829) (31,211,290) (901,082,990) (330,829,535)
FUND SHARE TRANSACTIONS
Subscriptions 563,519,743 250,000,407 1,612,807,875 334,817,993
Reinvestments of distributions 164,053,948 30,389,759 856,925,121 312,665,542
Redemptions (270,144,177) (266,799,812) (2,241,691,253) (1,338,201,230)
Net increase (decrease) from Fund share
transactions 457,429,514 13,590,354 228,041,743 (690,717,695)
Net increase (decrease) in net assets 570,927,126 371,427,509 370,776,615 803,022,783
Net assets at the beginning of period 1,376,965,092 1,005,537,583 6,234,189,319 5,431,166,536
Net assets at the end of period $ 1,947,892,218 $ 1,376,965,092 $ 6,604,965,934 $ 6,234,189,319

See Notes to Financial Statements
75
3.01
Emerging Markets Equity
3.1
International Equity
3.2
International Opportunities
3.3
Quant International Small Cap Equity
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
$ 34,871,111 $ 38,771,323 $ 159,065,274 $ 177,551,548 $ 41,834,494 $ 41,283,966 $ 42,529,140 $ 35,805,322
35,653,104 35,415,264 942,944,258 37,753,621 226,649,185 39,198,022 140,173,068 107,950,643
344,175,427 241,247,004 376,377,547 1,010,188,055 161,407,909 368,195,283 141,499,759 129,828,643
414,699,642 315,433,591 1,478,387,079 1,225,493,224 429,891,588 448,677,271 324,201,967 273,584,608
– – – – – – – –
(126,543) (208,705) (8,868,457) (9,445,093) (375,143) (347,356) (25,004) (24,393)
(2,731) (3,551) (72,063) (55,344) (360,025) (390,900) (4,520) (2,565)
(134,430) (153,946) (1,111,592) (1,278,590) (33,582) (29,056) (2,375) (2,151)
(4,654,687) (6,946,603) (62,056,887) (69,281,091) (2,071,673) (1,741,005) (2,377,502) (2,093,206)
(1,119,941) (2,025,782) (6,571,696) (7,334,328) (876,499) (886,690) (205,844) (213,678)
(49,614,725) (55,912,001) (101,169,246) (106,658,498) (43,567,777) (37,680,868) (44,941,894) (41,164,803)
(55,653,057) (65,250,588) (179,849,941) (194,052,944) (47,284,699) (41,075,875) (47,557,139) (43,500,796)
209,428,586 303,552,624 521,559,667 554,086,833 426,437,438 232,005,333 103,382,352 91,334,927
55,647,950 65,243,522 177,476,410 190,322,229 47,166,570 40,957,849 47,551,365 43,495,620
(579,025,029) (448,109,967) (3,150,281,680) (1,327,920,252) (448,958,960) (473,158,709) (342,644,785) (204,177,766)
(313,948,493) (79,313,821) (2,451,245,603) (583,511,190) 24,645,048 (200,195,527) (191,711,068) (69,347,219)
45,098,092 170,869,182 (1,152,708,465) 447,929,090 407,251,937 207,405,869 84,933,760 160,736,593
1,708,330,866 1,537,461,684 6,590,077,506 6,142,148,416 2,397,045,760 2,189,639,891 1,232,063,323 1,071,326,730
$ 1,753,428,958 $ 1,708,330,866 $ 5,437,369,041 $ 6,590,077,506 $ 2,804,297,697 $ 2,397,045,760 $ 1,316,997,083 $ 1,232,063,323

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
76
(continued)
Statement of Changes in Net Assets
(continued)
3.4
International Responsible Equity
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 43,599,491 $ 41,056,597
Net realized gain (loss) 33,270,801 27,213,530
Net change in unrealized appreciation (depreciation) 265,387,951 235,516,993
Net increase (decrease) in net assets from operations 342,258,243 303,787,120
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class A (972,460) (915,113)
Class I (415,026) (415,430)
Premier Class (21,552) (19,729)
Class R6 (25,335,820) (25,645,294)
Retirement Class (19,924,638) (20,918,259)
Total distributions (46,669,496) (47,913,825)
FUND SHARE TRANSACTIONS
Subscriptions 213,177,758 178,024,759
Reinvestments of distributions 41,710,906 42,146,966
Redemptions (251,857,036) (247,017,083)
Net increase (decrease) from Fund share transactions 3,031,628 (26,845,358)
Net increase (decrease) in net assets 298,620,375 229,027,937
Net assets at the beginning of period 1,615,256,061 1,386,228,124
Net assets at the end of period $ 1,913,876,436 $ 1,615,256,061

Financial Highlights
See Notes to Financial Statements
78
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.1
Core Equity
Class A:
10/31/25 $ 27 .60 $ 0 .14 $ 4 .29 $ 4 .43 $ ( 0 .08 ) $ ( 1 .59 ) $ ( 1 .67 ) $ 30 .36
10/31/24 22 .30 0 .18 8 .22 8 .40 ( 0 .12 ) ( 2 .98 ) ( 3 .10 ) 27 .60
10/31/23 20 .52 0 .18 2 .71 2 .89 ( 0 .14 ) ( 0 .97 ) ( 1 .11 ) 22 .30
10/31/22 28 .59 0 .20 ( 4 .90 ) ( 4 .70 ) ( 0 .12 ) ( 3 .25 ) ( 3 .37 ) 20 .52
10/31/21 21 .14 0 .12 8 .46 8 .58 ( 0 .09 ) ( 1 .04 ) ( 1 .13 ) 28 .59
Class I:
10/31/25 16 .26 0 .11 2 .47 2 .58 ( 0 .15 ) ( 1 .59 ) ( 1 .74 ) 17 .10
10/31/24 14 .32 0 .14 4 .96 5 .10 ( 0 .18 ) ( 2 .98 ) ( 3 .16 ) 16 .26
10/31/23 13 .60 0 .14 1 .74 1 .88 ( 0 .19 ) ( 0 .97 ) ( 1 .16 ) 14 .32
10/31/22 20 .09 0 .15 ( 3 .23 ) ( 3 .08 ) ( 0 .16 ) ( 3 .25 ) ( 3 .41 ) 13 .60
10/31/21 15 .17 0 .12 5 .99 6 .11 ( 0 .15 ) ( 1 .04 ) ( 1 .19 ) 20 .09
Premier Class:
10/31/25 16 .30 0 .10 2 .47 2 .57 ( 0 .14 ) ( 1 .59 ) ( 1 .73 ) 17 .14
10/31/24 14 .35 0 .12 4 .98 5 .10 ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 16 .30
10/31/23 13 .62 0 .14 1 .74 1 .88 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 14 .35
10/31/22 20 .11 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .15 ) ( 3 .25 ) ( 3 .40 ) 13 .62
10/31/21 15 .19 0 .11 5 .99 6 .10 ( 0 .14 ) ( 1 .04 ) ( 1 .18 ) 20 .11
Class R6:
10/31/25 16 .24 0 .12 2 .47 2 .59 ( 0 .16 ) ( 1 .59 ) ( 1 .75 ) 17 .08
10/31/24 14 .31 0 .15 4 .95 5 .10 ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 16 .24
10/31/23 13 .58 0 .15 1 .75 1 .90 ( 0 .20 ) ( 0 .97 ) ( 1 .17 ) 14 .31
10/31/22 20 .07 0 .17 ( 3 .24 ) ( 3 .07 ) ( 0 .17 ) ( 3 .25 ) ( 3 .42 ) 13 .58
10/31/21 15 .16 0 .14 5 .97 6 .11 ( 0 .16 ) ( 1 .04 ) ( 1 .20 ) 20 .07
Retirement Class:
10/31/25 16 .83 0 .08 2 .57 2 .65 ( 0 .12 ) ( 1 .59 ) ( 1 .71 ) 17 .77
10/31/24 14 .73 0 .11 5 .12 5 .23 ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 16 .83
10/31/23 13 .95 0 .12 1 .80 1 .92 ( 0 .17 ) ( 0 .97 ) ( 1 .14 ) 14 .73
10/31/22 20 .51 0 .13 ( 3 .31 ) ( 3 .18 ) ( 0 .13 ) ( 3 .25 ) ( 3 .38 ) 13 .95
10/31/21 15 .47 0 .09 6 .11 6 .20 ( 0 .12 ) ( 1 .04 ) ( 1 .16 ) 20 .51
Class W:
10/31/25 16 .23 0 .19 2 .45 2 .64 ( 0 .22 ) ( 1 .59 ) ( 1 .81 ) 17 .06
10/31/24 14 .30 0 .21 4 .95 5 .16 ( 0 .25 ) ( 2 .98 ) ( 3 .23 ) 16 .23
10/31/23 13 .58 0 .21 1 .74 1 .95 ( 0 .26 ) ( 0 .97 ) ( 1 .23 ) 14 .30
10/31/22 20 .07 0 .23 ( 3 .23 ) ( 3 .00 ) ( 0 .24 ) ( 3 .25 ) ( 3 .49 ) 13 .58
10/31/21 15 .16 0 .21 5 .98 6 .19 ( 0 .24 ) ( 1 .04 ) ( 1 .28 ) 20 .07
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements
79
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
16 .63% $ 2,024,249 0 .68% 0 .68% 0 .52% 117%
41 .75 1,857,079 0 .68 0 .68 0 .71 25
14 .85
(d)
1,396,039 0 .70 0 .67 0 .84 108
( 18 .73 ) 1,292,439 0 .69 0 .62 0 .87 74
41 .97 1,664,005 0 .69 0 .69 0 .48 61
(e)
16 .95 13,932 0 .45 0 .45 0 .72 117
42 .02 3,953 0 .50 0 .50 0 .91 25
14 .97
(d)
3,719 0 .50 0 .50 1 .01 108
( 18 .59 ) 3,048 0 .50 0 .50 1 .01 74
42 .23 3,428 0 .50 0 .50 0 .66 61
(e)
16 .78 12,180 0 .55 0 .55 0 .63 117
41 .96 8,291 0 .56 0 .55 0 .83 25
14 .96
(d)
5,566 0 .56 0 .55 0 .98 108
( 18 .62 ) 8,396 0 .55 0 .55 0 .87 74
42 .08 20,731 0 .55 0 .55 0 .63 61
(e)
17 .02 1,987,792 0 .40 0 .40 0 .81 117
42 .12 1,789,766 0 .40 0 .40 0 .99 25
15 .18
(d)
1,357,423 0 .41 0 .40 1 .11 108
( 18 .53 ) 1,358,311 0 .41 0 .40 1 .08 74
42 .33 1,988,937 0 .40 0 .40 0 .77 61
(e)
16 .74 1,076,049 0 .65 0 .65 0 .52 117
41 .72 592,398 0 .65 0 .65 0 .73 25
14 .85
(d)
414,554 0 .66 0 .65 0 .86 108
( 18 .68 ) 406,033 0 .66 0 .65 0 .83 74
41 .96 577,096 0 .65 0 .65 0 .51 61
(e)
17 .43 2,157,219 0 .40 0.00 1 .21 117
42 .74 2,232,804 0 .40 0.00 1 .40 25
15 .58
(d)
2,000,924 0 .41 0.00 1 .51 108
( 18 .17 ) 2,049,653 0 .41 0.00 1 .49 74
42 .93 2,739,781 0 .40 0.00 1 .17 61
(e)

Financial Highlights
(continued)
See Notes to Financial Statements
80
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.2
Large Cap Growth
Class A:
10/31/25 $ 28 .18 $ ( 0 .04 ) $ 7 .29 $ 7 .25 $ ( 0 .00 )
(d)
$ ( 1 .76 ) $ ( 1 .76 ) $ 33 .67
10/31/24 20 .11 ( 0 .01 ) 8 .08 8 .07 — — — 28 .18
10/31/23 16 .43 0 .02 3 .69 3 .71 ( 0 .03 ) — ( 0 .03 ) 20 .11
10/31/22 26 .77 0 .02 ( 7 .87 ) ( 7 .85 ) — ( 2 .49 ) ( 2 .49 ) 16 .43
10/31/21 27 .03 ( 0 .05 ) 8 .14 8 .09 ( 0 .04 ) ( 8 .31 ) ( 8 .35 ) 26 .77
Class I:
10/31/25 28 .36 0 .04 7 .34 7 .38 ( 0 .05 ) ( 1 .76 ) ( 1 .81 ) 33 .93
10/31/24 20 .23 0 .03 8 .14 8 .17 ( 0 .04 ) — ( 0 .04 ) 28 .36
10/31/23 16 .52 0 .06 3 .70 3 .76 ( 0 .05 ) — ( 0 .05 ) 20 .23
10/31/22 26 .88 0 .05 ( 7 .91 ) ( 7 .86 ) ( 0 .01 ) ( 2 .49 ) ( 2 .50 ) 16 .52
10/31/21 27 .12 0 .00
(d)
8 .17 8 .17 ( 0 .10 ) ( 8 .31 ) ( 8 .41 ) 26 .88
Premier Class:
10/31/25 28 .36 ( 0 .00 )
(d)
7 .35 7 .35 — ( 1 .76 ) ( 1 .76 ) 33 .95
10/31/24 20 .22 0 .03 8 .11 8 .14 ( 0 .00 )
(d)
— ( 0 .00 )
(d)
28 .36
10/31/23 16 .52 0 .05 3 .69 3 .74 ( 0 .04 ) — ( 0 .04 ) 20 .22
10/31/22 26 .88 0 .03 ( 7 .90 ) ( 7 .87 ) — ( 2 .49 ) ( 2 .49 ) 16 .52
10/31/21 27 .10 ( 0 .01 ) 8 .16 8 .15 ( 0 .06 ) ( 8 .31 ) ( 8 .37 ) 26 .88
Class R6:
10/31/25 28 .39 0 .04 7 .37 7 .41 ( 0 .08 ) ( 1 .76 ) ( 1 .84 ) 33 .96
10/31/24 20 .25 0 .06 8 .13 8 .19 ( 0 .05 ) — ( 0 .05 ) 28 .39
10/31/23 16 .54 0 .07 3 .71 3 .78 ( 0 .07 ) — ( 0 .07 ) 20 .25
10/31/22 26 .91 0 .06 ( 7 .91 ) ( 7 .85 ) ( 0 .03 ) ( 2 .49 ) ( 2 .52 ) 16 .54
10/31/21 27 .14 0 .02 8 .17 8 .19 ( 0 .11 ) ( 8 .31 ) ( 8 .42 ) 26 .91
Retirement Class:
10/31/25 28 .03 ( 0 .03 ) 7 .26 7 .23 ( 0 .01 ) ( 1 .76 ) ( 1 .77 ) 33 .49
10/31/24 20 .00 ( 0 .00 )
(d)
8 .03 8 .03 ( 0 .00 )
(d)
— ( 0 .00 )
(d)
28 .03
10/31/23 16 .33 0 .02 3 .67 3 .69 ( 0 .02 ) — ( 0 .02 ) 20 .00
10/31/22 26 .63 0 .01 ( 7 .82 ) ( 7 .81 ) — ( 2 .49 ) ( 2 .49 ) 16 .33
10/31/21 26 .93 ( 0 .04 ) 8 .10 8 .06 ( 0 .05 ) ( 8 .31 ) ( 8 .36 ) 26 .63
Class W:
10/31/25 28 .47 0 .16 7 .37 7 .53 ( 0 .20 ) ( 1 .76 ) ( 1 .96 ) 34 .04
10/31/24 20 .30 0 .17 8 .14 8 .31 ( 0 .14 ) — ( 0 .14 ) 28 .47
10/31/23 16 .59 0 .15 3 .71 3 .86 ( 0 .15 ) — ( 0 .15 ) 20 .30
10/31/22 27 .00 0 .14 ( 7 .92 ) ( 7 .78 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 16 .59
10/31/21 27 .24 0 .12 8 .19 8 .31 ( 0 .24 ) ( 8 .31 ) ( 8 .55 ) 27 .00
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Value rounded to zero.
(e)
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
81
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
26 .70% $ 1,707,294 0 .70% 0 .70% ( 0 .14 ) % 41%
40 .13 1,459,047 0 .69 0 .69 ( 0 .06 ) 28
22 .60
(e)
1,090,321 0 .71 0 .68 0 .10 44
( 32 .23 ) 936,049 0 .71 0 .62 0 .08 64
36 .96 1,476,126 0 .69 0 .69 ( 0 .20 ) 47
27 .05 14,292 0 .41 0 .41 0 .12 41
40 .40 5,753 0 .50 0 .50 0 .13 28
22 .85
(e)
3,623 0 .50 0 .49 0 .30 44
( 32 .13 ) 3,715 0 .48 0 .47 0 .23 64
37 .25 5,462 0 .48 0 .48 0 .02 47
26 .89 5,585 0 .55 0 .55 0 .00 41
40 .29 3,801 0 .56 0 .56 0 .12 28
22 .69
(e)
7,443 0 .57 0 .55 0 .27 44
( 32 .17 ) 11,303 0 .56 0 .55 0 .15 64
37 .18 15,987 0 .55 0 .55 ( 0 .06 ) 47
27 .12 1,872,150 0 .40 0 .40 0 .15 41
40 .52 1,767,613 0 .41 0 .41 0 .23 28
22 .93
(e)
1,370,479 0 .41 0 .40 0 .38 44
( 32 .08 ) 1,294,222 0 .41 0 .40 0 .30 64
37 .36 2,055,310 0 .40 0 .40 0 .09 47
26 .76 438,743 0 .65 0 .65 ( 0 .10 ) 41
40 .17 421,846 0 .66 0 .66 ( 0 .02 ) 28
22 .61
(e)
330,921 0 .66 0 .65 0 .13 44
( 32 .22 ) 272,488 0 .66 0 .65 0 .04 64
36 .99 477,945 0 .65 0 .65 ( 0 .16 ) 47
27 .58 2,803,152 0 .40 0.00 0 .55 41
41 .10 2,555,246 0 .41 0.00 0 .64 28
23 .44
(e)
2,316,362 0 .41 0.00 0 .78 44
( 31 .80 ) 2,179,231 0 .41 0.00 0 .70 64
37 .86 3,158,816 0 .40 0.00 0 .49 47

Financial Highlights
(continued)
See Notes to Financial Statements
82
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.3
Large Cap Value
Class A:
10/31/25 $ 21.75 $ 0.26 $ 2.17 $ 2.43 $ (0.27) $ (0.55) $ (0.82) $ 23.36
10/31/24 18.12 0.27 5.01 5.28 (0.31) (1.34) (1.65) 21.75
10/31/23 18.67 0.28 0.28 0.56 (0.30) (0.81) (1.11) 18.12
10/31/22 21.99 0.26 (1.65) (1.39) (0.25) (1.68) (1.93) 18.67
10/31/21 15.23 0.20 6.86 7.06 (0.30) — (0.30) 21.99
Class I:
10/31/25 23.16 0.24 2.42 2.66 (0.31) (0.55) (0.86) 24.96
10/31/24 19.20 0.34 5.32 5.66 (0.36) (1.34) (1.70) 23.16
10/31/23 19.71 0.33 0.31 0.64 (0.34) (0.81) (1.15) 19.20
10/31/22 23.12 0.31 (1.74) (1.43) (0.30) (1.68) (1.98) 19.71
10/31/21 15.99 0.26 7.21 7.47 (0.34) — (0.34) 23.12
Premier Class:
10/31/25 23.14 0.31 2.32 2.63 (0.29) (0.55) (0.84) 24.93
10/31/24 19.17 0.32 5.32 5.64 (0.33) (1.34) (1.67) 23.14
10/31/23 19.68 0.33 0.29 0.62 (0.32) (0.81) (1.13) 19.17
10/31/22 23.08 0.29 (1.73) (1.44) (0.28) (1.68) (1.96) 19.68
10/31/21 15.97 0.24 7.19 7.43 (0.32) — (0.32) 23.08
Class R6:
10/31/25 23.20 0.35 2.32 2.67 (0.33) (0.55) (0.88) 24.99
10/31/24 19.23 0.35 5.33 5.68 (0.37) (1.34) (1.71) 23.20
10/31/23 19.73 0.35 0.31 0.66 (0.35) (0.81) (1.16) 19.23
10/31/22 23.14 0.32 (1.73) (1.41) (0.32) (1.68) (2.00) 19.73
10/31/21 16.01 0.28 7.20 7.48 (0.35) — (0.35) 23.14
Retirement Class:
10/31/25 23.06 0.29 2.31 2.60 (0.29) (0.55) (0.84) 24.82
10/31/24 19.12 0.29 5.31 5.60 (0.32) (1.34) (1.66) 23.06
10/31/23 19.63 0.30 0.30 0.60 (0.30) (0.81) (1.11) 19.12
10/31/22 23.03 0.27 (1.73) (1.46) (0.26) (1.68) (1.94) 19.63
10/31/21 15.93 0.22 7.19 7.41 (0.31) — (0.31) 23.03
Class W:
10/31/25 23.25 0.44 2.33 2.77 (0.43) (0.55) (0.98) 25.04
10/31/24 19.28 0.44 5.33 5.77 (0.46) (1.34) (1.80) 23.25
10/31/23 19.80 0.43 0.30 0.73 (0.44) (0.81) (1.25) 19.28
10/31/22 23.22 0.41 (1.73) (1.32) (0.42) (1.68) (2.10) 19.80
10/31/21 16.07 0.36 7.22 7.58 (0.43) — (0.43) 23.22
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.

See Notes to Financial Statements
83
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
11.48% $ 173,253 0.71% 0.71% 1.18% 17%
31.12 168,272 0.70 0.70 1.36 19
3.06 137,199 0.72 0.71 1.48 23
(6.99) 144,801 0.72 0.67 1.33 21
46.88 155,733 0.72 0.71 1.01 14
11.80 26,147 0.42 0.42 1.04 17
31.37 580 0.50 0.50 1.60 19
3.29 589 0.49 0.49 1.69 23
(6.83) 498 0.49 0.49 1.51 21
47.30 520 0.48 0.48 1.23 14
11.70 43,881 0.55 0.55 1.35 17
31.30 52,956 0.56 0.56 1.50 19
3.20 29,542 0.56 0.56 1.65 23
(6.88) 67,185 0.56 0.56 1.42 21
47.06 77,309 0.56 0.55 1.18 14
11.84 2,551,577 0.40 0.40 1.50 17
31.49 3,282,719 0.41 0.41 1.63 19
3.41 1,834,766 0.41 0.41 1.77 23
(6.76) 1,825,968 0.41 0.41 1.59 21
47.32 1,898,837 0.41 0.40 1.32 14
11.56 1,000,431 0.65 0.65 1.25 17
31.18 1,057,622 0.66 0.66 1.37 19
3.11 492,408 0.66 0.66 1.53 23
(7.00) 485,219 0.66 0.66 1.33 21
47.01 521,413 0.66 0.65 1.08 14
12.28 2,405,296 0.40 0.00 1.89 17
32.00 2,329,418 0.41 0.00 2.06 19
3.79 2,018,133 0.41 0.00 2.19 23
(6.34) 2,398,375 0.41 0.00 1.99 21
47.95 2,858,782 0.41 0.00 1.73 14

Financial Highlights
(continued)
See Notes to Financial Statements
84
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.4
Quant Mid Cap Growth
Class A:
10/31/25 $ 19 .30 $ ( 0 .05 ) $ 2 .80 $ 2 .75 $ — $ — $ — $ 22 .05
10/31/24 15 .65 ( 0 .02 ) 3 .67 3 .65 — — — 19 .30
10/31/23 15 .68 ( 0 .01 ) 0 .04 0 .03 ( 0 .06 ) — ( 0 .06 ) 15 .65
10/31/22 29 .36 0 .05 ( 9 .99 ) ( 9 .94 ) — ( 3 .74 ) ( 3 .74 ) 15 .68
10/31/21 24 .15 ( 0 .14 ) 8 .53 8 .39 — ( 3 .18 ) ( 3 .18 ) 29 .36
Class I:
10/31/25 20 .36 ( 0 .01 ) 2 .98 2 .97 — — — 23 .33
10/31/24 16 .51 0 .02 3 .85 3 .87 ( 0 .02 ) — ( 0 .02 ) 20 .36
10/31/23 16 .58 0 .02 0 .05 0 .07 ( 0 .14 ) — ( 0 .14 ) 16 .51
10/31/22 30 .79 0 .01 ( 10 .48 ) ( 10 .47 ) — ( 3 .74 ) ( 3 .74 ) 16 .58
10/31/21 25 .14 ( 0 .07 ) 8 .90 8 .83 — ( 3 .18 ) ( 3 .18 ) 30 .79
Premier Class:
10/31/25 20 .24 ( 0 .02 ) 2 .95 2 .93 — — — 23 .17
10/31/24 16 .39 0 .01 3 .84 3 .85 — — — 20 .24
10/31/23 16 .40 0 .01 0 .05 0 .06 ( 0 .07 ) — ( 0 .07 ) 16 .39
10/31/22 30 .51 0 .06 ( 10 .43 ) ( 10 .37 ) — ( 3 .74 ) ( 3 .74 ) 16 .40
10/31/21 24 .96 ( 0 .10 ) 8 .83 8 .73 — ( 3 .18 ) ( 3 .18 ) 30 .51
Class R6:
10/31/25 20 .50 0 .02 2 .98 3 .00 — — — 23 .50
10/31/24 16 .61 0 .03 3 .90 3 .93 ( 0 .04 ) — ( 0 .04 ) 20 .50
10/31/23 16 .62 0 .04 0 .05 0 .09 ( 0 .10 ) — ( 0 .10 ) 16 .61
10/31/22 30 .82 0 .09 ( 10 .55 ) ( 10 .46 ) — ( 3 .74 ) ( 3 .74 ) 16 .62
10/31/21 25 .15 ( 0 .06 ) 8 .91 8 .85 — ( 3 .18 ) ( 3 .18 ) 30 .82
Retirement Class:
10/31/25 19 .38 ( 0 .04 ) 2 .83 2 .79 — — — 22 .17
10/31/24 15 .72 ( 0 .01 ) 3 .67 3 .66 — — — 19 .38
10/31/23 15 .73 ( 0 .01 ) 0 .05 0 .04 ( 0 .05 ) — ( 0 .05 ) 15 .72
10/31/22 29 .44 0 .04 ( 10 .01 ) ( 9 .97 ) — ( 3 .74 ) ( 3 .74 ) 15 .73
10/31/21 24 .21 ( 0 .13 ) 8 .54 8 .41 — ( 3 .18 ) ( 3 .18 ) 29 .44
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
During the year ended 10/31/23, 0.13%, 0.13%, 0.16%, 0.13% and 0.14% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, and Retirement Class, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
85
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
14 .25% $ 170,535 0 .82% 0 .82% ( 0 .24 ) % 171%
23 .32 166,433 0 .80 0 .80 ( 0 .13 ) 47
0 .17
(d)
156,111 0 .80 0 .78 ( 0 .09 ) 38
( 37 .94 ) 170,207 0 .78 0 .70 0 .24 62
36 .93 297,057 0 .75 0 .75 ( 0 .50 ) 76
14 .59 258 0 .60 0 .60 ( 0 .04 ) 171
23 .45 156 0 .60 0 .60 0 .08 47
0 .43
(d)
171 0 .58 0 .58 0 .12 38
( 37 .90 ) 179 0 .47 0 .47 0 .05 62
37 .26 7,557 0 .50 0 .50 ( 0 .24 ) 76
14 .48 12,460 0 .65 0 .65 ( 0 .07 ) 171
23 .49 12,217 0 .65 0 .65 0 .03 47
0 .35
(d)
13,050 0 .64 0 .64 0 .08 38
( 37 .92 ) 28,494 0 .63 0 .63 0 .28 62
37 .11 60,298 0 .61 0 .61 ( 0 .35 ) 76
14 .63 365,671 0 .50 0 .50 0 .09 171
23 .66 511,937 0 .50 0 .50 0 .17 47
0 .52
(d)
482,635 0 .49 0 .49 0 .21 38
( 37 .82 ) 591,705 0 .48 0 .48 0 .46 62
37 .33 1,113,795 0 .46 0 .46 ( 0 .20 ) 76
14 .40 233,182 0 .75 0 .75 ( 0 .17 ) 171
23 .28 250,555 0 .75 0 .75 ( 0 .07 ) 47
0 .25
(d)
248,486 0 .74 0 .74 ( 0 .04 ) 38
( 37 .94 ) 291,903 0 .73 0 .73 0 .21 62
36 .93 524,637 0 .71 0 .71 ( 0 .46 ) 76

Financial Highlights
(continued)
See Notes to Financial Statements
86
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.5
Mid Cap Value
Class A:
10/31/25 $ 18 .07 $ 0 .25 $ 0 .89 $ 1 .14 $ ( 0 .25 ) $ ( 0 .95 ) $ ( 1 .20 ) $ 18 .01
10/31/24 13 .68 0 .21 4 .40 4 .61 ( 0 .22 ) — ( 0 .22 ) 18 .07
10/31/23 16 .70 0 .20 ( 0 .92 ) ( 0 .72 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 13 .68
10/31/22 20 .42 0 .27 ( 1 .17 ) ( 0 .90 ) ( 0 .17 ) ( 2 .65 ) ( 2 .82 ) 16 .70
10/31/21 13 .86 0 .15 6 .66 6 .81 ( 0 .25 ) — ( 0 .25 ) 20 .42
Class I:
10/31/25 19 .00 0 .27 0 .96 1 .23 ( 0 .30 ) ( 0 .95 ) ( 1 .25 ) 18 .98
10/31/24 14 .36 0 .26 4 .63 4 .89 ( 0 .25 ) — ( 0 .25 ) 19 .00
10/31/23 17 .42 0 .25 ( 0 .98 ) ( 0 .73 ) ( 0 .35 ) ( 1 .98 ) ( 2 .33 ) 14 .36
10/31/22 21 .20 0 .31 ( 1 .23 ) ( 0 .92 ) ( 0 .21 ) ( 2 .65 ) ( 2 .86 ) 17 .42
10/31/21 14 .38 0 .20 6 .90 7 .10 ( 0 .28 ) — ( 0 .28 ) 21 .20
Premier Class:
10/31/25 18 .99 0 .29 0 .94 1 .23 ( 0 .27 ) ( 0 .95 ) ( 1 .22 ) 19 .00
10/31/24 14 .35 0 .25 4 .63 4 .88 ( 0 .24 ) — ( 0 .24 ) 18 .99
10/31/23 17 .40 0 .24 ( 0 .98 ) ( 0 .74 ) ( 0 .33 ) ( 1 .98 ) ( 2 .31 ) 14 .35
10/31/22 21 .18 0 .30 ( 1 .24 ) ( 0 .94 ) ( 0 .19 ) ( 2 .65 ) ( 2 .84 ) 17 .40
10/31/21 14 .37 0 .18 6 .90 7 .08 ( 0 .27 ) — ( 0 .27 ) 21 .18
Class R6:
10/31/25 19 .04 0 .32 0 .94 1 .26 ( 0 .30 ) ( 0 .95 ) ( 1 .25 ) 19 .05
10/31/24 14 .39 0 .27 4 .65 4 .92 ( 0 .27 ) — ( 0 .27 ) 19 .04
10/31/23 17 .45 0 .26 ( 0 .98 ) ( 0 .72 ) ( 0 .36 ) ( 1 .98 ) ( 2 .34 ) 14 .39
10/31/22 21 .23 0 .33 ( 1 .23 ) ( 0 .90 ) ( 0 .23 ) ( 2 .65 ) ( 2 .88 ) 17 .45
10/31/21 14 .40 0 .21 6 .92 7 .13 ( 0 .30 ) — ( 0 .30 ) 21 .23
Retirement Class:
10/31/25 18 .83 0 .27 0 .93 1 .20 ( 0 .26 ) ( 0 .95 ) ( 1 .21 ) 18 .82
10/31/24 14 .23 0 .23 4 .60 4 .83 ( 0 .23 ) — ( 0 .23 ) 18 .83
10/31/23 17 .27 0 .22 ( 0 .97 ) ( 0 .75 ) ( 0 .31 ) ( 1 .98 ) ( 2 .29 ) 14 .23
10/31/22 21 .04 0 .28 ( 1 .22 ) ( 0 .94 ) ( 0 .18 ) ( 2 .65 ) ( 2 .83 ) 17 .27
10/31/21 14 .28 0 .16 6 .86 7 .02 ( 0 .26 ) — ( 0 .26 ) 21 .04
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
During the year ended 10/31/23, 0.06%, 0.06%, 0.08%, 0.06% and 0.06% of the Fund’s total return for Class A, Class I, Premier Class, Class R6 and Retirement Class, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
87
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
6 .36% $ 197,917 0 .78% 0 .78% 1 .43% 28%
34 .06 205,876 0 .76 0 .76 1 .29 48
( 5 .12 )
(d)
170,959 0 .77 0 .75 1 .39 78
( 5 .50 ) 196,682 0 .76 0 .70 1 .57 80
49 .65 224,262 0 .76 0 .75 0 .80 80
6 .54 3,273 0 .57 0 .57 1 .49 28
34 .43 266 0 .58 0 .58 1 .52 48
( 4 .96 )
(d)
387 0 .56 0 .56 1 .59 78
( 5 .39 ) 465 0 .54 0 .54 1 .70 80
49 .96 416 0 .54 0 .54 1 .05 80
6 .54 30,053 0 .61 0 .61 1 .60 28
34 .34 30,401 0 .61 0 .61 1 .44 48
( 4 .98 )
(d)
25,087 0 .61 0 .61 1 .56 78
( 5 .46 ) 53,551 0 .60 0 .60 1 .65 80
49 .84 73,331 0 .60 0 .59 0 .95 80
6 .71 872,189 0 .46 0 .46 1 .76 28
34 .58 1,148,421 0 .46 0 .46 1 .58 48
( 4 .86 )
(d)
932,572 0 .46 0 .46 1 .69 78
( 5 .28 ) 1,089,731 0 .45 0 .45 1 .83 80
50 .13 1,291,813 0 .45 0 .44 1 .11 80
6 .43 471,026 0 .71 0 .71 1 .49 28
34 .26 463,176 0 .71 0 .71 1 .34 48
( 5 .08 )
(d)
385,334 0 .71 0 .71 1 .43 78
( 5 .54 ) 468,267 0 .70 0 .70 1 .56 80
49 .70 589,412 0 .70 0 .69 0 .86 80

Financial Highlights
(continued)
See Notes to Financial Statements
88
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.6
Quant Small Cap Equity
Class A:
10/31/25 $ 18 .82 $ 0 .07 $ 2 .71 $ 2 .78 $ ( 0 .15 ) $ ( 2 .05 ) $ ( 2 .20 ) $ 19 .40
10/31/24 13 .97 0 .10 5 .07 5 .17 ( 0 .14 ) ( 0 .18 ) ( 0 .32 ) 18 .82
10/31/23 15 .76 0 .12 ( 0 .97 ) ( 0 .85 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 13 .97
10/31/22 22 .12 0 .10 ( 2 .49 ) ( 2 .39 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 15 .76
10/31/21 13 .75 0 .04 8 .41 8 .45 ( 0 .08 ) — ( 0 .08 ) 22 .12
Class I:
10/31/25 20 .01 0 .13 2 .89 3 .02 ( 0 .19 ) ( 2 .05 ) ( 2 .24 ) 20 .79
10/31/24 14 .83 0 .14 5 .39 5 .53 ( 0 .17 ) ( 0 .18 ) ( 0 .35 ) 20 .01
10/31/23 16 .67 0 .16 ( 1 .02 ) ( 0 .86 ) ( 0 .15 ) ( 0 .83 ) ( 0 .98 ) 14 .83
10/31/22 23 .17 0 .14 ( 2 .62 ) ( 2 .48 ) ( 0 .11 ) ( 3 .91 ) ( 4 .02 ) 16 .67
10/31/21 14 .39 0 .08 8 .80 8 .88 ( 0 .10 ) — ( 0 .10 ) 23 .17
Premier Class:
10/31/25 19 .85 0 .11 2 .86 2 .97 ( 0 .17 ) ( 2 .05 ) ( 2 .22 ) 20 .60
10/31/24 14 .71 0 .13 5 .34 5 .47 ( 0 .15 ) ( 0 .18 ) ( 0 .33 ) 19 .85
10/31/23 16 .54 0 .15 ( 1 .02 ) ( 0 .87 ) ( 0 .13 ) ( 0 .83 ) ( 0 .96 ) 14 .71
10/31/22 23 .01 0 .12 ( 2 .60 ) ( 2 .48 ) ( 0 .08 ) ( 3 .91 ) ( 3 .99 ) 16 .54
10/31/21 14 .30 0 .07 8 .73 8 .80 ( 0 .09 ) — ( 0 .09 ) 23 .01
Class R6:
10/31/25 20 .02 0 .14 2 .89 3 .03 ( 0 .20 ) ( 2 .05 ) ( 2 .25 ) 20 .80
10/31/24 14 .84 0 .16 5 .39 5 .55 ( 0 .19 ) ( 0 .18 ) ( 0 .37 ) 20 .02
10/31/23 16 .68 0 .17 ( 1 .02 ) ( 0 .85 ) ( 0 .16 ) ( 0 .83 ) ( 0 .99 ) 14 .84
10/31/22 23 .18 0 .15 ( 2 .62 ) ( 2 .47 ) ( 0 .12 ) ( 3 .91 ) ( 4 .03 ) 16 .68
10/31/21 14 .40 0 .10 8 .80 8 .90 ( 0 .12 ) — ( 0 .12 ) 23 .18
Retirement Class:
10/31/25 19 .18 0 .09 2 .76 2 .85 ( 0 .16 ) ( 2 .05 ) ( 2 .21 ) 19 .82
10/31/24 14 .23 0 .11 5 .17 5 .28 ( 0 .15 ) ( 0 .18 ) ( 0 .33 ) 19 .18
10/31/23 16 .03 0 .13 ( 0 .99 ) ( 0 .86 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 14 .23
10/31/22 22 .43 0 .10 ( 2 .53 ) ( 2 .43 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 16 .03
10/31/21 13 .94 0 .04 8 .53 8 .57 ( 0 .08 ) — ( 0 .08 ) 22 .43
Class W:
10/31/25 20 .04 0 .22 2 .89 3 .11 ( 0 .29 ) ( 2 .05 ) ( 2 .34 ) 20 .81
10/31/24 14 .87 0 .24 5 .37 5 .61 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 20 .04
10/31/23 16 .72 0 .24 ( 1 .03 ) ( 0 .79 ) ( 0 .23 ) ( 0 .83 ) ( 1 .06 ) 14 .87
10/31/22 23 .25 0 .22 ( 2 .62 ) ( 2 .40 ) ( 0 .22 ) ( 3 .91 ) ( 4 .13 ) 16 .72
10/31/21 14 .43 0 .19 8 .81 9 .00 ( 0 .18 ) — ( 0 .18 ) 23 .25
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements
89
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
15 .34% $ 168,995 0 .74% 0 .74% 0 .42% 76%
37 .51 152,120 0 .71 0 .71 0 .58 78
( 5 .63 ) 117,417 0 .72 0 .72 0 .77 75
( 12 .67 ) 129,747 0 .72 0 .69 0 .60 74
61 .59 157,995 0 .72 0 .69 0 .18 64
(c)
15 .70 64,525 0 .44 0 .44 0 .72 76
37 .85 1,084 0 .48 0 .48 0 .79 78
( 5 .41 ) 775 0 .49 0 .49 1 .02 75
( 12 .48 ) 1,006 0 .48 0 .48 0 .81 74
61 .95 781 0 .48 0 .47 0 .40 64
(c)
15 .54 55,122 0 .55 0 .55 0 .61 76
37 .72 45,580 0 .56 0 .56 0 .72 78
( 5 .49 ) 27,100 0 .57 0 .57 0 .94 75
( 12 .58 ) 59,270 0 .57 0 .57 0 .72 74
61 .90 80,889 0 .56 0 .56 0 .31 64
(c)
15 .73 2,282,796 0 .40 0 .40 0 .76 76
37 .93 2,216,415 0 .41 0 .41 0 .87 78
( 5 .35 ) 1,466,752 0 .42 0 .42 1 .07 75
( 12 .42 ) 1,557,567 0 .42 0 .42 0 .87 74
62 .02 1,554,570 0 .41 0 .41 0 .49 64
(c)
15 .42 586,824 0 .65 0 .65 0 .51 76
37 .61 539,427 0 .66 0 .66 0 .62 78
( 5 .58 ) 336,799 0 .67 0 .67 0 .82 75
( 12 .65 ) 368,657 0 .67 0 .67 0 .61 74
61 .64 451,648 0 .66 0 .66 0 .22 64
(c)
16 .19 237,362 0 .40 0.00 1 .19 76
38 .41 480,488 0 .41 0.00 1 .29 78
( 4 .91 ) 464,497 0 .42 0.00 1 .50 75
( 12 .05 ) 616,706 0 .42 0.00 1 .29 74
62 .73 830,786 0 .41 0.00 0 .88 64
(c)

Financial Highlights
(continued)
See Notes to Financial Statements
90
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.7
Quant Small/Mid Cap Equity
Class A:
10/31/25 $ 15 .88 $ 0 .09 $ 2 .62 $ 2 .71 $ ( 0 .08 ) $ ( 1 .76 ) $ ( 1 .84 ) $ 16 .75
10/31/24 11 .78 0 .09 4 .32 4 .41 ( 0 .10 ) ( 0 .21 ) ( 0 .31 ) 15 .88
10/31/23 12 .87 0 .08 ( 0 .29 ) ( 0 .21 ) ( 0 .07 ) ( 0 .81 ) ( 0 .88 ) 11 .78
10/31/22 18 .12 0 .10 ( 2 .24 ) ( 2 .14 ) ( 0 .13 ) ( 2 .98 ) ( 3 .11 ) 12 .87
10/31/21 11 .36 0 .05 6 .92 6 .97 ( 0 .06 ) ( 0 .15 ) ( 0 .21 ) 18 .12
Class I:
10/31/25 16 .05 0 .13 2 .65 2 .78 ( 0 .12 ) ( 1 .76 ) ( 1 .88 ) 16 .95
10/31/24 11 .90 0 .11 4 .38 4 .49 ( 0 .13 ) ( 0 .21 ) ( 0 .34 ) 16 .05
10/31/23 13 .00 0 .10 ( 0 .29 ) ( 0 .19 ) ( 0 .10 ) ( 0 .81 ) ( 0 .91 ) 11 .90
10/31/22 18 .28 0 .12 ( 2 .25 ) ( 2 .13 ) ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 13 .00
10/31/21 11 .45 0 .10 6 .97 7 .07 ( 0 .09 ) ( 0 .15 ) ( 0 .24 ) 18 .28
Premier Class:
10/31/25 16 .15 0 .12 2 .66 2 .78 ( 0 .10 ) ( 1 .76 ) ( 1 .86 ) 17 .07
10/31/24 11 .97 0 .11 4 .39 4 .50 ( 0 .11 ) ( 0 .21 ) ( 0 .32 ) 16 .15
10/31/23 13 .06 0 .10 ( 0 .30 ) ( 0 .20 ) ( 0 .08 ) ( 0 .81 ) ( 0 .89 ) 11 .97
10/31/22 18 .35 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .16 ) ( 2 .98 ) ( 3 .14 ) 13 .06
10/31/21 11 .49 0 .09 7 .00 7 .09 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .35
Class R6:
10/31/25 16 .04 0 .14 2 .64 2 .78 ( 0 .13 ) ( 1 .76 ) ( 1 .89 ) 16 .93
10/31/24 11 .89 0 .13 4 .37 4 .50 ( 0 .14 ) ( 0 .21 ) ( 0 .35 ) 16 .04
10/31/23 12 .98 0 .12 ( 0 .29 ) ( 0 .17 ) ( 0 .11 ) ( 0 .81 ) ( 0 .92 ) 11 .89
10/31/22 18 .26 0 .15 ( 2 .26 ) ( 2 .11 ) ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 12 .98
10/31/21 11 .43 0 .12 6 .96 7 .08 ( 0 .10 ) ( 0 .15 ) ( 0 .25 ) 18 .26
Retirement Class:
10/31/25 15 .90 0 .10 2 .62 2 .72 ( 0 .10 ) ( 1 .76 ) ( 1 .86 ) 16 .76
10/31/24 11 .79 0 .09 4 .34 4 .43 ( 0 .11 ) ( 0 .21 ) ( 0 .32 ) 15 .90
10/31/23 12 .89 0 .09 ( 0 .29 ) ( 0 .20 ) ( 0 .09 ) ( 0 .81 ) ( 0 .90 ) 11 .79
10/31/22 18 .16 0 .11 ( 2 .25 ) ( 2 .14 ) ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 12 .89
10/31/21 11 .38 0 .08 6 .93 7 .01 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .16
Class W:
10/31/25 16 .11 0 .21 2 .66 2 .87 ( 0 .21 ) ( 1 .76 ) ( 1 .97 ) 17 .01
10/31/24 11 .94 0 .20 4 .38 4 .58 ( 0 .20 ) ( 0 .21 ) ( 0 .41 ) 16 .11
10/31/23 13 .05 0 .18 ( 0 .31 ) ( 0 .13 ) ( 0 .17 ) ( 0 .81 ) ( 0 .98 ) 11 .94
10/31/22 18 .36 0 .22 ( 2 .27 ) ( 2 .05 ) ( 0 .28 ) ( 2 .98 ) ( 3 .26 ) 13 .05
10/31/21 11 .48 0 .19 6 .99 7 .18 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 18 .36
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
91
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
17 .89% $ 31,419 0 .77% 0 .77% 0 .62% 89%
38 .04 24,665 0 .77 0 .77 0 .59 86
( 1 .63 ) 18,878 0 .79 0 .79 0 .64 86
( 13 .97 ) 17,929 0 .81 0 .78 0 .75 90
62 .02 17,683 0 .87 0 .87 0 .32 85
18 .17 127,471 0 .54 0 .54 0 .85 89
38 .36 80,374 0 .57 0 .57 0 .76 86
( 1 .48 ) 28,399 0 .59 0 .59 0 .83 86
( 13 .81 ) 14,375 0 .60 0 .60 0 .91 90
62 .57 9,481 0 .59 0 .59 0 .57 85
18 .06 889 0 .62 0 .62 0 .78 89
38 .28 161 0 .64 0 .64 0 .72 86
( 1 .51 ) 120 0 .64 0 .64 0 .80 86
( 13 .86 ) 131 0 .64 0 .64 0 .92 90
62 .45 254 0 .66 0 .66 0 .54 85
18 .17 254,948 0 .46 0 .46 0 .94 89
38 .51 116,481 0 .47 0 .47 0 .88 86
( 1 .30 ) 76,784 0 .47 0 .47 0 .95 86
( 13 .73 ) 67,645 0 .48 0 .48 1 .08 90
62 .76 63,132 0 .47 0 .47 0 .73 85
17 .91 975,013 0 .69 0 .69 0 .69 89
38 .18 572,534 0 .71 0 .71 0 .64 86
( 1 .57 ) 322,111 0 .72 0 .72 0 .72 86
( 13 .93 ) 258,943 0 .73 0 .73 0 .80 90
62 .34 91,997 0 .72 0 .72 0 .48 85
18 .78 558,152 0 .44 0.00 1 .39 89
39 .23 582,749 0 .46 0.00 1 .37 86
( 0 .93 ) 559,246 0 .47 0.00 1 .44 86
( 13 .30 ) 875,424 0 .48 0.00 1 .55 90
63 .50 972,344 0 .47 0.00 1 .19 85

Financial Highlights
(continued)
See Notes to Financial Statements
92
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.8
Large Cap Responsible Equity
Class A:
10/31/25 $ 25 .71 $ 0 .19 $ 3 .90 $ 4 .09 $ ( 0 .31 ) $ ( 4 .02 ) $ ( 4 .33 ) $ 25 .47
10/31/24 20 .29 0 .25 6 .56 6 .81 ( 0 .35 ) ( 1 .04 ) ( 1 .39 ) 25 .71
10/31/23 20 .15 0 .28 0 .92 1 .20 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 20 .29
10/31/22 26 .78 0 .24 ( 4 .25 ) ( 4 .01 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 20 .15
10/31/21 18 .88 0 .21 7 .98 8 .19 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 26 .78
Class I:
10/31/25 30 .05 0 .30 4 .64 4 .94 ( 0 .35 ) ( 4 .02 ) ( 4 .37 ) 30 .62
10/31/24 23 .51 0 .35 7 .62 7 .97 ( 0 .39 ) ( 1 .04 ) ( 1 .43 ) 30 .05
10/31/23 23 .17 0 .36 1 .07 1 .43 ( 0 .34 ) ( 0 .75 ) ( 1 .09 ) 23 .51
10/31/22 30 .40 0 .32 ( 4 .88 ) ( 4 .56 ) ( 0 .31 ) ( 2 .36 ) ( 2 .67 ) 23 .17
10/31/21 21 .39 0 .29 9 .05 9 .34 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 30 .40
Premier Class:
10/31/25 29 .97 0 .27 4 .62 4 .89 ( 0 .33 ) ( 4 .02 ) ( 4 .35 ) 30 .51
10/31/24 23 .42 0 .32 7 .62 7 .94 ( 0 .35 ) ( 1 .04 ) ( 1 .39 ) 29 .97
10/31/23 23 .08 0 .35 1 .05 1 .40 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 23 .42
10/31/22 30 .29 0 .29 ( 4 .86 ) ( 4 .57 ) ( 0 .28 ) ( 2 .36 ) ( 2 .64 ) 23 .08
10/31/21 21 .32 0 .27 9 .01 9 .28 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 30 .29
Class R6:
10/31/25 30 .11 0 .32 4 .63 4 .95 ( 0 .38 ) ( 4 .02 ) ( 4 .40 ) 30 .66
10/31/24 23 .54 0 .36 7 .66 8 .02 ( 0 .41 ) ( 1 .04 ) ( 1 .45 ) 30 .11
10/31/23 23 .20 0 .39 1 .06 1 .45 ( 0 .36 ) ( 0 .75 ) ( 1 .11 ) 23 .54
10/31/22 30 .44 0 .34 ( 4 .89 ) ( 4 .55 ) ( 0 .33 ) ( 2 .36 ) ( 2 .69 ) 23 .20
10/31/21 21 .42 0 .31 9 .05 9 .36 ( 0 .30 ) ( 0 .04 ) ( 0 .34 ) 30 .44
Retirement Class:
10/31/25 30 .68 0 .24 4 .74 4 .98 ( 0 .30 ) ( 4 .02 ) ( 4 .32 ) 31 .34
10/31/24 23 .96 0 .30 7 .80 8 .10 ( 0 .34 ) ( 1 .04 ) ( 1 .38 ) 30 .68
10/31/23 23 .59 0 .33 1 .09 1 .42 ( 0 .30 ) ( 0 .75 ) ( 1 .05 ) 23 .96
10/31/22 30 .90 0 .28 ( 4 .97 ) ( 4 .69 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 23 .59
10/31/21 21 .75 0 .25 9 .19 9 .44 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 30 .90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
93
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
17 .58% $ 777,877 0 .46% 0 .46% 0 .84% 25%
35 .09 690,714 0 .44 0 .43 1 .03 44
6 .12 556,042 0 .46 0 .43 1 .34 15
( 16 .64 ) 563,642 0 .46 0 .41 1 .11 19
43 .78 691,931 0 .44 0 .43 0 .88 27
17 .90 59,649 0 .22 0 .22 1 .07 25
35 .24 30,884 0 .26 0 .25 1 .25 44
6 .33 44,145 0 .27 0 .25 1 .52 15
( 16 .51 ) 40,920 0 .27 0 .26 1 .26 19
44 .05 55,706 0 .25 0 .25 1 .06 27
17 .76 44,459 0 .32 0 .32 0 .97 25
35 .22 36,648 0 .32 0 .31 1 .17 44
6 .22 38,800 0 .35 0 .34 1 .47 15
( 16 .57 ) 69,976 0 .37 0 .36 1 .15 19
43 .89 112,030 0 .33 0 .32 0 .99 27
17 .93 4,522,966 0 .17 0 .17 1 .13 25
35 .45 4,682,562 0 .17 0 .16 1 .31 44
6 .42 4,068,636 0 .18 0 .17 1 .62 15
( 16 .45 ) 4,583,693 0 .18 0 .17 1 .34 19
44 .13 5,751,972 0 .17 0 .16 1 .15 27
17 .61 1,200,015 0 .42 0 .42 0 .86 25
35 .10 793,382 0 .42 0 .41 1 .06 44
6 .14 723,544 0 .43 0 .42 1 .36 15
( 16 .65 ) 805,465 0 .43 0 .42 1 .09 19
43 .75 1,047,445 0 .42 0 .41 0 .90 27

Financial Highlights
(continued)
See Notes to Financial Statements
94
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.01
Emerging Markets Equity
Class A:
10/31/25 $ 8.40 $ 0.08 $ 2.09 $ 2.17 $ (0.17) $ — $ (0.17) $ 10.40
10/31/24 7.26 0.10 1.27 1.37 (0.23) — (0.23) 8.40
10/31/23 6.44 0.06 0.76 0.82 — — — 7.26
10/31/22 11.72 0.11 (3.23) (3.12) (0.37) (1.79) (2.16) 6.44
10/31/21 12.49 0.03 0.36 0.39 (0.05) (1.11) (1.16) 11.72
Class I:
10/31/25 8.45 0.10 2.10 2.20 (0.20) — (0.20) 10.45
10/31/24 7.30 0 .12 1.28 1.40 (0.25) — (0.25) 8.45
10/31/23 6.46 0.06 0.78 0.84 (0.00)
(e)
— (0.00)
(e)
7.30
10/31/22 11.77 0.11 (3.21) (3.10) (0.42) (1.79) (2.21) 6.46
10/31/21 12.52 0.07 0.37 0.44 (0.08) (1.11) (1.19) 11.77
Premier Class:
10/31/25 8.45 0.10 2.10 2.20 (0.19) — (0.19) 10.46
10/31/24 7.30 0.11 1.29 1.40 (0.25) — (0.25) 8.45
10/31/23 6.46 0.05 0.79 0.84 (0.00)
(e)
— (0.00)
(e)
7.30
10/31/22 11.78 0.14 (3.25) (3.11) (0.42) (1.79) (2.21) 6.46
10/31/21 12.53 0.07 0.38 0.45 (0.09) (1.11) (1.20) 11.78
Class R6:
10/31/25 8.45 0.11 2.09 2.20 (0.20) — (0.20) 10.45
10/31/24 7.30 0.12 1.29 1.41 (0.26) — (0.26) 8.45
10/31/23 6.46 0.09 0.75 0.84 (0.00)
(e)
— (0.00)
(e)
7.30
10/31/22 11.77 0.14 (3.23) (3.09) (0.43) (1.79) (2.22) 6.46
10/31/21 12.53 0.08 0.37 0.45 (0.10) (1.11) (1.21) 11.77
Retirement Class:
10/31/25 8.39 0.09 2.08 2.17 (0.18) — (0.18) 10.38
10/31/24 7.26 0.10 1.27 1.37 (0.24) — (0.24) 8.39
10/31/23 6.42 0.07 0.77 0.84 (0.00)
(e)
— (0 .00)
(e)
7.26
10/31/22 11.72 0.14 (3.23) (3.09) (0.42) (1.79) (2.21) 6.42
10/31/21 12.48 0.07 0.37 0.44 (0.09) (1.11) (1.20) 11.72
Class W:
10/31/25 8.52 0.19 2.11 2.30 (0.28) — (0.28) 10.54
10/31/24 7.36 0.20 1.29 1.49 (0.33) — (0.33) 8.52
10/31/23 6.50 0.15 0.77 0.92 (0.06) — (0.06) 7.36
10/31/22 11.85 0.21 (3.25) (3.04) (0.52) (1.79) (2.31) 6.50
10/31/21 12.62 0.21 0.37 0.58 (0.24) (1.11) (1.35) 11 .85
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.
(e)
Value rounded to zero.

See Notes to Financial Statements
95
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
26.45% $ 7,500 1.27% 1.27% 0.94% 112%
19.22 6,823 1.26 1.26 1.18 85
12.73
(d)
6,608 1.27 1.26 0.73 67
(31.97) 6,239 1.30 1.24 1.32 108
2.00 9,842 1.31 1.31 0.19 112
26.68 165 1.01 1.01 1.19 112
19.61 117 0.99 0.99 1.46 85
13.03
(d)
102 0.98 0.98 0.78 67
(31.77) 180 0.94 0.94 1.34 108
2.28 171 0.97 0.97 0.51 112
26.74 7,182 1.04 1.04 1.17 112
19.47 5,901 1.05 1.05 1.41 85
13.02
(d)
4,595 1.05 1.01 0.69 67
(31.77) 7,296 1.05 0.96 1.61 108
2.27 10,994 1.03 0.98 0.54 112
26.81 159,087 0.89 0.89 1.30 112
19.70 187,899 0.90 0.90 1.53 85
13.06
(d)
196,897 0.90 0.90 1.12 67
(31.68) 187,605 0.90 0.90 1 .66 108
2.44 295,907 0.88 0.88 0.61 112
26.51 56,530 1.14 1.14 1.06 112
19.26 53,245 1.15 1.15 1.26 85
13.10
(d)
61,572 1.15 1.07 0.90 67
(31.85) 62,446 1.15 0.96 1.64 108
2.36 103,033 1.12 0.98 0.49 112
27.94 1,522,964 0.89 0.00 2.21 112
20.78 1,454,345 0.90 0.00 2.44 85
14.20
(d)
1,267,687 0.90 0.00 1.96 67
(31.16) 1,308,083 0.90 0.00 2.49 108
3.33 1,256,261 0.88 0.00 1.54 112

Financial Highlights
(continued)
See Notes to Financial Statements
96
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.1
International Equity
Class A:
10/31/25 $ 8 .27 $ 0 .16 $ 1 .81 $ 1 .97 $ ( 0 .31 ) $ — $ ( 0 .31 ) $ 9 .93
10/31/24 7 .23 0 .17 1 .19 1 .36 ( 0 .32 ) — ( 0 .32 ) 8 .27
10/31/23 6 .52 0 .18 0 .76 0 .94 ( 0 .23 ) — ( 0 .23 ) 7 .23
10/31/22 9 .11 0 .15 ( 2 .37 ) ( 2 .22 ) ( 0 .37 ) — ( 0 .37 ) 6 .52
10/31/21 6 .86 0 .23 2 .15 2 .38 ( 0 .13 ) — ( 0 .13 ) 9 .11
Class I:
10/31/25 14 .25 0 .33 3 .16 3 .49 ( 0 .32 ) — ( 0 .32 ) 17 .42
10/31/24 12 .23 0 .31 2 .04 2 .35 ( 0 .33 ) — ( 0 .33 ) 14 .25
10/31/23 10 .87 0 .32 1 .28 1 .60 ( 0 .24 ) — ( 0 .24 ) 12 .23
10/31/22 14 .93 0 .28 ( 3 .96 ) ( 3 .68 ) ( 0 .38 ) — ( 0 .38 ) 10 .87
10/31/21 11 .15 0 .39 3 .54 3 .93 ( 0 .15 ) — ( 0 .15 ) 14 .93
Premier Class:
10/31/25 13 .90 0 .30 3 .09 3 .39 ( 0 .31 ) — ( 0 .31 ) 16 .98
10/31/24 11 .93 0 .31 1 .98 2 .29 ( 0 .32 ) — ( 0 .32 ) 13 .90
10/31/23 10 .61 0 .33 1 .23 1 .56 ( 0 .24 ) — ( 0 .24 ) 11 .93
10/31/22 14 .58 0 .26 ( 3 .85 ) ( 3 .59 ) ( 0 .38 ) — ( 0 .38 ) 10 .61
10/31/21 10 .89 0 .37 3 .45 3 .82 ( 0 .13 ) — ( 0 .13 ) 14 .58
Class R6:
10/31/25 13 .92 0 .33 3 .10 3 .43 ( 0 .34 ) — ( 0 .34 ) 17 .01
10/31/24 11 .95 0 .33 1 .99 2 .32 ( 0 .35 ) — ( 0 .35 ) 13 .92
10/31/23 10 .63 0 .33 1 .24 1 .57 ( 0 .25 ) — ( 0 .25 ) 11 .95
10/31/22 14 .61 0 .28 ( 3 .86 ) ( 3 .58 ) ( 0 .40 ) — ( 0 .40 ) 10 .63
10/31/21 10 .91 0 .41 3 .45 3 .86 ( 0 .16 ) — ( 0 .16 ) 14 .61
Retirement Class:
10/31/25 14 .52 0 .30 3 .23 3 .53 ( 0 .30 ) — ( 0 .30 ) 17 .75
10/31/24 12 .45 0 .30 2 .08 2 .38 ( 0 .31 ) — ( 0 .31 ) 14 .52
10/31/23 11 .06 0 .32 1 .29 1 .61 ( 0 .22 ) — ( 0 .22 ) 12 .45
10/31/22 15 .18 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .36 ) — ( 0 .36 ) 11 .06
10/31/21 11 .33 0 .39 3 .59 3 .98 ( 0 .13 ) — ( 0 .13 ) 15 .18
Class W:
10/31/25 14 .01 0 .40 3 .11 3 .51 ( 0 .40 ) — ( 0 .40 ) 17 .12
10/31/24 12 .03 0 .39 2 .00 2 .39 ( 0 .41 ) — ( 0 .41 ) 14 .01
10/31/23 10 .70 0 .39 1 .24 1 .63 ( 0 .30 ) — ( 0 .30 ) 12 .03
10/31/22 14 .69 0 .34 ( 3 .87 ) ( 3 .53 ) ( 0 .46 ) — ( 0 .46 ) 10 .70
10/31/21 10 .96 0 .48 3 .45 3 .93 ( 0 .20 ) — ( 0 .20 ) 14 .69
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
During the year ended 10/31/23, 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.02% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.
(e)
Does not include in-kind transactions.

See Notes to Financial Statements
97
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
24 .64% $ 277,797 0 .79% 0 .79% 1 .87% 25%
19 .32 238,886 0 .78 0 .78 2 .04 13
14 .60
(d)
215,590 0 .81 0 .79 2 .39 19
(e)
( 25 .32 ) 201,687 0 .80 0 .74 2 .04 21
35 .05 286,699 0 .80 0 .80 2 .61 28
25 .01 6,254 0 .53 0 .53 2 .13 25
19 .54 3,203 0 .58 0 .58 2 .19 13
14 .81
(d)
2,067 0 .56 0 .56 2 .59 19
(e)
( 25 .23 ) 2,268 0 .57 0 .57 2 .20 21
35 .42 3,175 0 .56 0 .56 2 .75 28
24 .91 55,942 0 .60 0 .60 2 .06 25
19 .55 51,024 0 .61 0 .61 2 .23 13
14 .75
(d)
37,023 0 .61 0 .61 2 .71 19
(e)
( 25 .24 ) 57,289 0 .61 0 .61 2 .14 21
35 .31 75,862 0 .61 0 .61 2 .68 28
25 .16 2,475,856 0 .45 0 .45 2 .23 25
19 .72 2,551,538 0 .46 0 .46 2 .38 13
14 .89
(d)
2,405,013 0 .46 0 .46 2 .71 19
(e)
( 25 .14 ) 2,255,904 0 .46 0 .46 2 .33 21
35 .59 2,828,714 0 .46 0 .46 2 .95 28
24 .76 341,048 0 .70 0 .70 1 .95 25
19 .40 323,597 0 .71 0 .71 2 .12 13
14 .64
(d)
318,194 0 .71 0 .71 2 .48 19
(e)
( 25 .32 ) 314,089 0 .71 0 .71 2 .05 21
35 .28 467,995 0 .71 0 .71 2 .68 28
25 .71 2,280,471 0 .45 0.00 2 .68 25
20 .23 3,421,829 0 .46 0.00 2 .84 13
15 .36
(d)
3,164,262 0 .46 0.00 3 .15 19
(e)
( 24 .76 ) 3,426,943 0 .46 0.00 2 .77 21
36 .17 3,083,400 0 .46 0.00 3 .45 28

Financial Highlights
(continued)
See Notes to Financial Statements
98
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.2
International Opportunities
Class A:
10/31/25 $ 15 .17 $ 0 .13 $ 2 .66 $ 2 .79 $ ( 0 .17 ) $ — $ ( 0 .17 ) $ 17 .79
10/31/24 12 .78 0 .13 2 .39 2 .52 ( 0 .13 ) — ( 0 .13 ) 15 .17
10/31/23 12 .48 0 .15 0 .15 0 .30 ( 0 .00 )
(d)
— ( 0 .00 )
(d)
12 .78
10/31/22 19 .67 0 .13 ( 5 .87 ) ( 5 .74 ) ( 0 .21 ) ( 1 .24 ) ( 1 .45 ) 12 .48
10/31/21 15 .65 0 .05 4 .38 4 .43 ( 0 .04 ) ( 0 .37 ) ( 0 .41 ) 19 .67
Class I:
10/31/25 15 .20 0 .19 2 .65 2 .84 ( 0 .20 ) — ( 0 .20 ) 17 .84
10/31/24 12 .80 0 .17 2 .39 2 .56 ( 0 .16 ) — ( 0 .16 ) 15 .20
10/31/23 12 .48 0 .18 0 .14 0 .32 ( 0 .00 )
(d)
— ( 0 .00 )
(d)
12 .80
10/31/22 19 .73 0 .16 ( 5 .87 ) ( 5 .71 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .48
10/31/21 15 .67 0 .11 4 .40 4 .51 ( 0 .08 ) ( 0 .37 ) ( 0 .45 ) 19 .73
Premier Class:
10/31/25 15 .24 0 .17 2 .67 2 .84 ( 0 .19 ) — ( 0 .19 ) 17 .89
10/31/24 12 .84 0 .16 2 .40 2 .56 ( 0 .16 ) — ( 0 .16 ) 15 .24
10/31/23 12 .52 0 .16 0 .17 0 .33 ( 0 .01 ) — ( 0 .01 ) 12 .84
10/31/22 19 .80 0 .20 ( 5 .94 ) ( 5 .74 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .52
10/31/21 15 .72 0 .11 4 .41 4 .52 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .80
Class R6:
10/31/25 15 .23 0 .19 2 .67 2 .86 ( 0 .22 ) — ( 0 .22 ) 17 .87
10/31/24 12 .83 0 .18 2 .40 2 .58 ( 0 .18 ) — ( 0 .18 ) 15 .23
10/31/23 12 .49 0 .18 0 .17 0 .35 ( 0 .01 ) — ( 0 .01 ) 12 .83
10/31/22 19 .77 0 .17 ( 5 .88 ) ( 5 .71 ) ( 0 .33 ) ( 1 .24 ) ( 1 .57 ) 12 .49
10/31/21 15 .70 0 .13 4 .40 4 .53 ( 0 .09 ) ( 0 .37 ) ( 0 .46 ) 19 .77
Retirement Class:
10/31/25 15 .15 0 .15 2 .66 2 .81 ( 0 .18 ) — ( 0 .18 ) 17 .78
10/31/24 12 .76 0 .14 2 .39 2 .53 ( 0 .14 ) — ( 0 .14 ) 15 .15
10/31/23 12 .45 0 .16 0 .16 0 .32 ( 0 .01 ) — ( 0 .01 ) 12 .76
10/31/22 19 .69 0 .16 ( 5 .86 ) ( 5 .70 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .45
10/31/21 15 .63 0 .10 4 .40 4 .50 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .69
Class W:
10/31/25 15 .32 0 .29 2 .68 2 .97 ( 0 .31 ) — ( 0 .31 ) 17 .98
10/31/24 12 .91 0 .27 2 .40 2 .67 ( 0 .26 ) — ( 0 .26 ) 15 .32
10/31/23 12 .51 0 .27 0 .15 0 .42 ( 0 .02 ) — ( 0 .02 ) 12 .91
10/31/22 19 .89 0 .26 ( 5 .90 ) ( 5 .64 ) ( 0 .50 ) ( 1 .24 ) ( 1 .74 ) 12 .51
10/31/21 15 .78 0 .25 4 .42 4 .67 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 19 .89
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Value rounded to zero.
(e)
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
99
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
18 .56% $ 32,436 1 .01% 1 .01% 0 .82% 58%
19 .81 34,202 0 .90 0 .90 0 .88 21
2 .41
(e)
34,349 0 .90 0 .90 1 .05 18
( 31 .02 ) 36,527 0 .99 0 .96 0 .89 15
28 .62 9,152 1 .06 1 .06 0 .26 29
18 .90 21,970 0 .66 0 .66 1 .24 58
20 .14 27,711 0 .69 0 .69 1 .10 21
2 .60
(e)
31,237 0 .69 0 .69 1 .26 18
( 30 .83 ) 61,619 0 .71 0 .71 1 .21 15
29 .09 5,052 0 .70 0 .70 0 .59 29
18 .85 2,885 0 .75 0 .75 1 .07 58
20 .00 2,678 0 .76 0 .76 1 .05 21
2 .60
(e)
2,455 0 .76 0 .75 1 .18 18
( 30 .88 ) 2,269 0 .76 0 .66 1 .43 15
29 .06 569 0 .77 0 .73 0 .58 29
18 .98 172,820 0 .60 0 .60 1 .22 58
20 .22 146,122 0 .60 0 .60 1 .17 21
2 .69
(e)
128,293 0 .60 0 .60 1 .32 18
( 30 .76 ) 130,897 0 .61 0 .61 1 .16 15
29 .21 146,168 0 .60 0 .60 0 .70 29
18 .69 72,946 0 .85 0 .85 0 .97 58
19 .95 77,438 0 .85 0 .85 0 .93 21
2 .53
(e)
80,691 0 .85 0 .79 1 .14 18
( 30 .87 ) 96,691 0 .86 0 .68 1 .06 15
29 .13 175,169 0 .85 0 .73 0 .56 29
19 .70 2,501,240 0 .60 0.00 1 .82 58
20 .89 2,108,896 0 .60 0.00 1 .78 21
3 .36
(e)
1,912,615 0 .60 0.00 1 .92 18
( 30 .39 ) 2,057,533 0 .61 0.00 1 .77 15
30 .03 2,183,791 0 .60 0.00 1 .31 29

Financial Highlights
(continued)
See Notes to Financial Statements
100
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.3
Quant International Small Cap Equity
Class A:
10/31/25 $ 11 .03 $ 0 .28 $ 2 .83 $ 3 .11 $ ( 0 .30 ) $ — $ ( 0 .30 ) $ 13 .84
10/31/24 9 .09 0 .20 2 .01 2 .21 ( 0 .27 ) — ( 0 .27 ) 11 .03
10/31/23 8 .62 0 .22 0 .52 0 .74 ( 0 .27 ) — ( 0 .27 ) 9 .09
10/31/22 12 .47 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .32 ) ( 0 .37 ) ( 0 .69 ) 8 .62
10/31/21 9 .41 0 .16 3 .08 3 .24 ( 0 .18 ) — ( 0 .18 ) 12 .47
Class I:
10/31/25 11 .02 0 .32 2 .82 3 .14 ( 0 .34 ) — ( 0 .34 ) 13 .82
10/31/24 9 .08 0 .24 2 .01 2 .25 ( 0 .31 ) — ( 0 .31 ) 11 .02
10/31/23 8 .61 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .08
10/31/22 12 .46 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .36 ) ( 0 .37 ) ( 0 .73 ) 8 .61
10/31/21 9 .40 0 .20 3 .08 3 .28 ( 0 .22 ) — ( 0 .22 ) 12 .46
Premier Class:
10/31/25 11 .18 0 .31 2 .85 3 .16 ( 0 .32 ) — ( 0 .32 ) 14 .02
10/31/24 9 .21 0 .22 2 .04 2 .26 ( 0 .29 ) — ( 0 .29 ) 11 .18
10/31/23 8 .73 0 .24 0 .54 0 .78 ( 0 .30 ) — ( 0 .30 ) 9 .21
10/31/22 12 .62 0 .31 ( 3 .49 ) ( 3 .18 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .73
10/31/21 9 .52 0 .19 3 .11 3 .30 ( 0 .20 ) — ( 0 .20 ) 12 .62
Class R6:
10/31/25 11 .03 0 .33 2 .81 3 .14 ( 0 .34 ) — ( 0 .34 ) 13 .83
10/31/24 9 .09 0 .24 2 .01 2 .25 ( 0 .31 ) — ( 0 .31 ) 11 .03
10/31/23 8 .62 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .09
10/31/22 12 .48 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 8 .62
10/31/21 9 .41 0 .20 3 .09 3 .29 ( 0 .22 ) — ( 0 .22 ) 12 .48
Retirement Class:
10/31/25 11 .00 0 .28 2 .83 3 .11 ( 0 .31 ) — ( 0 .31 ) 13 .80
10/31/24 9 .07 0 .21 2 .00 2 .21 ( 0 .28 ) — ( 0 .28 ) 11 .00
10/31/23 8 .60 0 .23 0 .53 0 .76 ( 0 .29 ) — ( 0 .29 ) 9 .07
10/31/22 12 .45 0 .29 ( 3 .43 ) ( 3 .14 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .60
10/31/21 9 .40 0 .18 3 .07 3 .25 ( 0 .20 ) — ( 0 .20 ) 12 .45
Class W:
10/31/25 11 .11 0 .41 2 .83 3 .24 ( 0 .42 ) — ( 0 .42 ) 13 .93
10/31/24 9 .16 0 .32 2 .01 2 .33 ( 0 .38 ) — ( 0 .38 ) 11 .11
10/31/23 8 .69 0 .32 0 .54 0 .86 ( 0 .39 ) — ( 0 .39 ) 9 .16
10/31/22 12 .56 0 .40 ( 3 .46 ) ( 3 .06 ) ( 0 .44 ) ( 0 .37 ) ( 0 .81 ) 8 .69
10/31/21 9 .46 0 .29 3 .09 3 .38 ( 0 .28 ) — ( 0 .28 ) 12 .56
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
101
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
28 .91% $ 1,703 1 .06% 1 .06% 2 .28% 112%
24 .72 925 1 .15 1 .11 1 .87 113
8 .58 853 1 .16 1 .12 2 .26 114
( 26 .71 ) 824 1 .40 1 .14 2 .80 119
34 .77 1,134 2 .20 1 .12 1 .31 119
29 .31 190 0 .79 0 .79 2 .65 112
25 .18 115 0 .79 0 .79 2 .24 113
9 .05 76 0 .77 0 .77 2 .57 114
( 26 .47 ) 63 0 .74 0 .74 3 .18 119
35 .28 91 0 .80 0 .78 1 .66 119
29 .07 103 0 .91 0 .90 2 .55 112
24 .99 82 0 .93 0 .91 2 .05 113
8 .85 68 0 .93 0 .91 2 .48 114
( 26 .53 ) 64 0 .90 0 .90 3 .01 119
35 .08 92 0 .96 0 .88 1 .56 119
29 .34 80,037 0 .71 0 .71 2 .76 112
25 .20 74,539 0 .73 0 .73 2 .22 113
9 .06 62,099 0 .74 0 .74 2 .63 114
( 26 .44 ) 66,810 0 .72 0 .72 3 .20 119
35 .40 88,124 0 .71 0 .69 1 .73 119
29 .07 25,736 0 .96 0 .96 2 .29 112
24 .80 7,454 0 .98 0 .98 1 .95 113
8 .86 7,031 0 .99 0 .99 2 .38 114
( 26 .62 ) 8,463 0 .97 0 .97 2 .98 119
35 .00 4,626 0 .96 0 .93 1 .51 119
30 .24 1,209,229 0 .71 0.00 3 .47 112
26 .06 1,148,948 0 .73 0 .01 2 .95 113
9 .91 1,001,200 0 .74 0 .01 3 .37 114
( 25 .88 ) 1,118,947 0 .72 0.00 3 .90 119
36 .31 1,485,005 0 .71 0.00 2 .42 119

Financial Highlights
(continued)
See Notes to Financial Statements
102
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.4
International Responsible Equity
Class A:
10/31/25 $ 13.65 $ 0.32 $ 2.44 $ 2.76 $ (0.38) $ (0.00)
(c)
$ (0.38) $ 16.03
10/31/24 11.56 0.32 2.15 2.47 (0.38) — (0.38) 13.65
10/31/23 10.20 0.31 1.28 1.59 (0.23) — (0.23) 11.56
10/31/22 13.76 0.30 (3.48) (3.18) (0.28) (0.10) (0.38) 10.20
10/31/21 10.30 0.31 3.30 3.61 (0.15) — (0.15) 13.76
Class I:
10/31/25 13.70 0.37 2.45 2.82 (0.40) (0.00)
(c)
(0.40) 16.12
10/31/24 11.59 0.34 2.17 2.51 (0.40) — (0.40) 13.70
10/31/23 10.24 0.33 1.27 1.60 (0.25) — (0.25) 11.59
10/31/22 13.81 0.29 (3.45) (3.16) (0.31) (0.10) (0.41) 10.24
10/31/21 10.33 0.35 3.30 3.65 (0.17) — (0.17) 13.81
Premier Class:
10/31/25 13.73 0.35 2.46 2.81 (0.40) (0.00)
(c)
(0.40) 16.14
10/31/24 11.62 0.32 2.18 2.50 (0.39) — (0.39) 13.73
10/31/23 10.25 0.32 1.29 1.61 (0.24) — (0.24) 11.62
10/31/22 13.83 0.32 (3.50) (3.18) (0.30) (0.10) (0.40) 10.25
10/31/21 10.34 0.34 3.31 3.65 (0.16) — (0.16) 13.83
Class R6:
10/31/25 13.72 0.38 2.45 2.83 (0.42) (0.00)
(c)
(0.42) 16.13
10/31/24 11.61 0.36 2.16 2.52 (0.41) — (0.41) 13.72
10/31/23 10.25 0.35 1.27 1.62 (0.26) — (0.26) 11.61
10/31/22 13.82 0.33 (3.48) (3.15) (0.32) (0.10) (0.42) 10.25
10/31/21 10.34 0.35 3.31 3.66 (0.18) — (0.18) 13.82
Retirement Class:
10/31/25 13.64 0.34 2.43 2.77 (0.38) (0.00)
(c)
(0.38) 16.03
10/31/24 11.55 0.32 2.15 2.47 (0.38) — (0.38) 13.64
10/31/23 10.20 0.32 1.26 1.58 (0.23) — (0.23) 11.55
10/31/22 13.76 0.30 (3.47) (3.17) (0.29) (0.10) (0.39) 10.20
10/31/21 10.30 0.33 3.29 3.62 (0.16) — (0.16) 13.76
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Value rounded to zero.

See Notes to Financial Statements
103
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
20.77% $ 41,485 0.76% 0.63% 2.23% 21%
21.74 35,546 0.61 0.61 2.39 29
15.61 28,059 0.63 0.63 2.60 30
(23.72) 21,246 0.66 0.65 2.55 15
35.27 21,846 0.70 0.70 2.41 12
21.18 15,025 0.33 0.28 2.57 21
22.04 14,300 0.45 0.45 2.58 29
15.69 11,987 0.49 0.49 2.75 30
(23.55) 8,600 0.48 0.48 2.56 15
35.60 2,557 0.46 0.46 2.66 12
21.01 714 0.49 0.43 2.39 21
21.88 742 0.50 0.50 2.42 29
15.77 954 0.50 0.50 2.70 30
(23.64) 618 0.52 0.52 2.65 15
35.49 771 0.52 0.52 2.58 12
21.21 970,826 0.33 0.28 2.60 21
22.15 854,575 0.34 0.34 2.68 29
15.85 715,703 0.34 0.34 2.90 30
(23.47) 657,816 0.37 0.37 2.85 15
35.70 556,304 0.36 0.36 2.68 12
20.95 885,826 0.58 0.53 2.38 21
21.80 710,094 0.59 0.59 2.41 29
15.58 629,526 0.59 0.59 2.66 30
(23.66) 457,544 0.62 0.62 2.60 15
35.42 386,981 0.61 0.61 2.50 12

104
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective March 1, 2025, Nuveen Mid Cap Growth Fund changed its name as noted above to Quant Mid Cap
Growth and therefore all references to the name of the Fund in this report have been updated.
Fund Reorganizations: At a special meeting held on March 5, 2025, shareholders of Nuveen Mid Cap Value 1 Fund did not approve the proposed reorganization of the fund into Mid Cap Value, which was previously approved by the Board of Directors/Trustees of the
Funds (the "Board") on September 19, 2024.
Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund (the “Target Fund”) was
merged into Large Cap Responsible Equity (the “Acquiring Fund”) (the “Reorganization”).
Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the
Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the
Reorganization.
Details of the Reorganization are further described in Note 11 – Fund Reorganization.
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2025, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2025 (the "current fiscal period").
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-
front sales charge.
Fund Name Short Name
Nuveen Core Equity Fund Core Equity
Nuveen Large Cap Growth Fund Large Cap Growth
Nuveen Large Cap Value Fund Large Cap Value
Nuveen Quant Mid Cap Growth Fund Quant Mid Cap Growth
Nuveen Mid Cap Value Fund Mid Cap Value
Nuveen Quant Small Cap Equity Fund Quant Small Cap Equity
Nuveen Quant Small/Mid Cap Equity Fund Quant Small/Mid Cap Equity
Nuveen Large Cap Responsible Equity Fund Large Cap Responsible Equity
Nuveen Emerging Markets Equity Fund Emerging Markets Equity
Nuveen International Equity Fund International Equity
Nuveen International Opportunities Fund International Opportunities
Nuveen Quant International Small Cap Equity Fund Quant International Small Cap Equity
Nuveen International Responsible Equity Fund International Responsible Equity

105
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements
(continued)
106
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements
to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024.
Management is currently evaluating the implications of these changes on the financial statements.
Segment Reporting : In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU
2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted
ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The
CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the
CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the
Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

107
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $7,256,094,129 $— $— $7,256,094,129
Investments purchased with collateral from securities lending 6,153,167 — — 6,153,167
Short-Term Investments
:
Government agency debt — 5,482,033 — 5,482,033
Repurchase agreement — 10,557,000 — 10,557,000
Total $7,262,247,296 $16,039,033 $— $7,278,286,329
1 1 1 1 1

Notes to Financial Statements
(continued)
108
Fund Level 1 Level 2 Level 3 Total
Large Cap Growth
Long-Term Investments
:
Common stocks $6,399,208,107 $282,859,720 $— $6,682,067,827
Investments purchased with collateral from securities lending 553,756 — — 553,756
Short-Term Investments
:
Government agency debt — 4,984,989 — 4,984,989
Repurchase agreement — 11,049,000 — 11,049,000
Total $6,399,761,863 $298,893,709 $— $6,698,655,572
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $6,178,650,675 $— $— $6,178,650,675
Investments purchased with collateral from securities lending 28,550 — — 28,550
Short-Term Investments
:
Government agency debt — 4,984,989 — 4,984,989
Repurchase agreement — 17,793,000 — 17,793,000
Total $6,178,679,225 $22,777,989 $— $6,201,457,214
1 1 1 1 1
Quant Mid Cap Growth
Long-Term Investments
:
Common stocks $782,010,219 $— $1,537 $782,011,756
Investments purchased with collateral from securities lending 58,746,005 — — 58,746,005
Short-Term Investments
:
Repurchase agreement — 772,000 — 772,000
Total $840,756,224 $772,000 $1,537 $841,529,761
1 1 1 1 1
Mid Cap Value
Long-Term Investments
:
Common stocks $1,572,824,743 $— $— $1,572,824,743
Investments purchased with collateral from securities lending 100,868,585 — — 100,868,585
Short-Term Investments
:
Repurchase agreement — 1,503,000 — 1,503,000
Total $1,673,693,328 $1,503,000 $— $1,675,196,328
1 1 1 1 1
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $3,360,122,433 $— $— $3,360,122,433
Rights/Warrants — — 100,785 100,785
Investments purchased with collateral from securities lending
295,561,549
— — 295,561,549
Short-Term Investments
:
Government agency debt — 4,972,028 — 4,972,028
Repurchase agreement — 18,202,000 — 18,202,000
Investments in Derivatives
:
Futures contracts* 116,574 — — 116,574
Total $3,655,800,556 $23,174,028 $100,785 $3,679,075,369
1 1 1 1 1
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $1,902,563,148 $— $418 $1,902,563,566
Investment companies 36,037,844 — — 36,037,844
Investments purchased with collateral from securities lending 16,714,240 — — 16,714,240
Short-Term Investments
:
Repurchase agreement — 9,904,000 — 9,904,000
Total $1,955,315,232 $9,904,000 $418 $1,965,219,650
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $6,547,202,514 $— $— $6,547,202,514
Investment companies 10,588,000 — — 10,588,000
Short-Term Investments
:
Government agency debt — 9,951,444 — 9,951,444
Repurchase agreement — 11,569,000 — 11,569,000
Treasury debt — 24,949,873 — 24,949,873
Investments in Derivatives
:
Futures contracts* 737,619 — — 737,619
Total $6,558,528,133 $46,470,317 $— $6,604,998,450
1 1 1 1 1

109
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity
Long-Term Investments
:
Common stocks $378,385,570 $1,360,834,106 $223 $1,739,219,899
Investments purchased with collateral from securities lending 5,824,193 — — 5,824,193
Short-Term Investments
:
Government agency debt — 4,972,028 — 4,972,028
Repurchase agreement — 7,135,000 — 7,135,000
Total $384,209,763 $1,372,941,134 $223 $1,757,151,120
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $439,771,626 $4,954,376,049 $— $5,394,147,675
Investments purchased with collateral from securities lending 126,210,483 — — 126,210,483
Short-Term Investments
:
Repurchase agreement — 7,424,000 — 7,424,000
Total $565,982,109 $4,961,800,049 $— $5,527,782,158
1 1 1 1 1
International Opportunities
Long-Term Investments
:
Common stocks $530,492,697 $2,168,663,274 $1,638 $2,699,157,609
Investments purchased with collateral from securities lending 60,513 — — 60,513
Short-Term Investments
:
Government agency debt — 19,908,461 — 19,908,461
Repurchase agreement — 26,554,000 — 26,554,000
Treasury debt — 44,884,326 — 44,884,326
Total $530,553,210 $2,260,010,061 $1,638 $2,790,564,909
1 1 1 1 1
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $236,267,834 $1,055,361,046 $6,689 $1,291,635,569
Investment companies 19,092,477 — — 19,092,477
Investments purchased with collateral from securities lending 19,839,464 — — 19,839,464
Short-Term Investments
:
Repurchase agreement — 1,450,000 — 1,450,000
Total $275,199,775 $1,056,811,046 $6,689 $1,332,017,510
1 1 1 1 1
International Responsible Equity
Long-Term Investments
:
Common stocks $49,876,260 $1,843,967,856 $— $1,893,844,116
Investments purchased with collateral from securities lending 15,171,264 — — 15,171,264
Short-Term Investments
:
Government agency debt — 2,789,308 — 2,789,308
Investments in Derivatives
:
Futures contracts* (25,220) — — (25,220)
Total $65,022,304 $1,846,757,164 $— $1,911,779,468
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(continued)
110
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Core Equity Fixed Income Clearing Corporation $ 10,557,000 $ (10,768,245)
Large Cap Growth Fixed Income Clearing Corporation 11,049,000 (11,270,137)
Large Cap Value Fixed Income Clearing Corporation 17,793,000 (18,148,989)
Quant Mid Cap Growth Fixed Income Clearing Corporation 772,000 (787,629)
Mid Cap Value Fixed Income Clearing Corporation 1,503,000 (1,533,214)
Quant Small Cap Equity Fixed Income Clearing Corporation 18,202,000 (18,566,114)
Quant Small/Mid Cap Equity Fixed Income Clearing Corporation 9,904,000 (10,102,159)
Large Cap Responsible Equity Fixed Income Clearing Corporation 11,569,000 (11,800,493)
Emerging Markets Equity Fixed Income Clearing Corporation 7,135,000 (7,277,834)
International Equity Fixed Income Clearing Corporation 7,424,000 (7,572,609)
International Opportunities Fixed Income Clearing Corporation 26,554,000 (27,085,095)
Quant International Small Cap Equity Fixed Income Clearing Corporation 1,450,000 (1,479,174)
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Core Equity $5,920,700 $6,153,167 $– $6,153,167
Large Cap Growth 15,923,660 553,756 15,345,475 15,899,231
Large Cap Value 28,243 28,550 – 28,550
Quant Mid Cap Growth 58,803,606 58,746,005 – 58,746,005
Mid Cap Value 106,133,492 100,868,585 7,791,277 108,659,862
Quant Small Cap Equity 315,343,525 295,561,549 23,233,300 318,794,849
Quant Small/Mid Cap Equity 40,891,294 16,714,240 24,668,043 41,382,283
Emerging Markets Equity 25,929,975 5,824,193 21,539,430 27,363,623
International Equity 120,446,553 126,210,483 – 126,210,483
International Opportunities 442 60,513 – 60,513
Quant International Small Cap Equity 43,153,852 19,839,464 25,744,652 45,584,116
International Responsible Equity 26,550,678 15,171,264 12,928,093 28,099,357
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

111
Purchases and Sales:  Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. During the current fiscal period, the Funds listed below used equity index futures to equitize cash in their portfolios.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
2.1
Core Equity $ 8,027,854,305 $ 8,293,869,703
2.2
Large Cap Growth 2,586,401,614 3,619,492,301
2.3
Large Cap Value 1,118,425,410 2,401,969,660
2.4
Quant Mid Cap Growth 1,508,788,912 1,772,350,401
2.5
Mid Cap Value 478,322,410 797,808,979
2.6
Quant Small Cap Equity 2,570,961,678 3,075,398,391
2.7
Quant Small/Mid Cap Equity 1,705,200,693 1,405,095,022
2.8
Large Cap Responsible Equity 1,640,958,650 3,359,902,032
3.01
Emerging Markets Equity 1,839,332,589 2,140,053,829
3.1
International Equity 1,617,258,843 4,021,202,415
3.2
International Opportunities 1,356,644,369 1,371,923,311
3.3
Quant International Small Cap Equity 1,385,315,781 1,583,493,068
3.4
International Responsible Equity 360,260,354 358,263,659
Fund Average Notional Amount of Futures Contracts Outstanding*
2.6
Quant Small Cap Equity $ 25,170,981
2.8
Large Cap Responsible Equity 35,221,314
3.4
International Responsible Equity 17,267,597
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)
112
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Quant Small Cap Equity
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 116,574 - $ –
1 1 1 1 1 1 1 1
Large Cap Responsible Equity
Futures contracts Equity Unrealized appreciation
on futures contracts
*
737,619 - –
1 1 1 1 1 1 1 1
International Responsible Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(25,220)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
2.6
Quant Small Cap Equity
Futures contracts Equity $ 2,507,439 $ 640,572
2.8
Large Cap Responsible Equity
Futures contracts Equity 1,169,107 1,512,172
3.4
International Responsible Equity
Futures contracts Equity 2,945,454 333,031
Year Ended
10/31/25
Year Ended
10/31/24
2.1
Core Equity Shares Value Shares Value
Subscriptions:
Class A 982,316 $ 26,653,934 1,551,115 $ 38,504,550
Class I 724,801 11,471,484 131,706 1,941,665
Premier Class 328,595 5,027,115 247,960 3,669,275
Class R6 22,877,230 343,681,712 12,281,684 183,440,869
Retirement Class 24,331,686 376,226,801 3,980,626 63,561,097
Class W 13,274,518 194,472,102 4,553,676 68,277,358
Total subscriptions 62,519,146 957,533,148 22,746,767 359,394,814
Reinvestments of distributions:
Class A 3,843,698 106,629,248 8,646,053 185,053,857
Class I 51,075 798,967 62,060 786,861
Premier Class 57,855 906,976 101,733 1,294,172
Class R6 12,323,866 192,479,981 23,960,027 303,640,108
Retirement Class 3,970,249 64,564,149 6,756,759 88,664,579
Class W 13,626,793 212,986,768 32,461,512 407,412,638
Total reinvestments of distributions 33,873,536 578,366,089 71,988,144 986,852,215
Redemptions:
Class A (5,445,502) (147,776,397) (5,507,441) (136,280,326)
Class I (204,022) (3,119,295) (210,286) (3,179,887)
Premier Class (184,605) (2,881,749) (228,746) (3,529,369)
Class R6 (28,989,462) (445,691,787) (20,896,644) (311,282,266)
Retirement Class (2,929,226) (49,053,095) (3,693,637) (56,424,077)
Class W (38,043,719) (606,208,779) (39,326,997) (590,590,901)
Total redemptions (75,796,536) (1,254,731,102) (69,863,751) (1,101,286,826)
Net increase (decrease) from shareholder transactions 20,596,146 $ 281,168,135 24,871,160 $ 244,960,203

113
Year Ended
10/31/25
Year Ended
10/31/24
2.2
Large Cap Growth Shares Value Shares Value
Subscriptions:
Class A 1,003,589 $ 28,945,426 1,664,876 $ 42,354,622
Class I 242,168 7,273,382 110,790 2,872,026
Premier Class 55,102 1,629,207 132,827 3,317,310
Class R6 6,977,875 197,613,214 9,743,557 248,314,746
Retirement Class 561,714 16,428,809 1,656,033 40,295,505
Class W 10,363,557 299,818,339 5,958,631 156,576,146
Total subscriptions 19,204,005 551,708,377 19,266,714 493,730,355
Reinvestments of distributions:
Class A 2,984,255 87,140,244 – –
Class I 12,104 355,245 266 6,023
Premier Class 7,755 228,085 71 1,605
Class R6 3,834,574 112,659,770 148,500 3,370,945
Retirement Class 904,165 26,256,946 2,689 60,378
Class W 5,761,817 169,051,703 670,234 15,194,214
Total reinvestments of distributions 13,504,670 395,691,993 821,760 18,633,165
Redemptions:
Class A (5,064,584) (146,516,769) (4,099,568) (105,731,293)
Class I (35,973) (1,055,767) (87,229) (2,370,082)
Premier Class (32,379) (926,536) (366,938) (10,049,077)
Class R6 (17,934,358) (528,271,176) (15,302,380) (388,999,643)
Retirement Class (3,416,700) (97,959,474) (3,153,356) (81,811,841)
Class W (23,545,213) (696,795,983) (30,967,230) (814,656,032)
Total redemptions (50,029,207) (1,471,525,705) (53,976,701) (1,403,617,968)
Net increase (decrease) from shareholder transactions (17,320,532) $ (524,125,335) (33,888,227) $ (891,254,448)
Year Ended
10/31/25
Year Ended
10/31/24
2.3
Large Cap Value Shares Value Shares Value
Subscriptions:
Class A 265,607 $ 5,737,192 342,105 $ 6,951,327
Class I 1,037,803 25,570,601 5,168 113,657
Premier Class 74,367 1,742,255 1,164,317 24,095,459
Class R6 7,026,115 162,065,656 42,851,735 915,683,840
Retirement Class 4,834,829 111,696,399 19,439,851 418,147,150
Class W 12,100,467 284,346,281 11,041,329 241,178,947
Total subscriptions 25,339,188 591,158,384 74,844,505 1,606,170,380
Reinvestments of distributions:
Class A 279,987 6,072,920 664,368 11,905,473
Class I 651 15,037 2,160 41,140
Premier Class 82,163 1,898,781 169,913 3,235,151
Class R6 5,404,502 125,006,127 8,873,121 169,121,679
Retirement Class 1,744,065 40,165,816 2,286,087 43,412,797
Class W 4,070,432 94,026,972 9,601,832 182,818,865
Total reinvestments of distributions 11,581,800 267,185,653 21,597,481 410,535,105
Redemptions:
Class A (865,289) (18,818,110) (840,229) (16,736,111)
Class I (16,137) (383,210) (12,928) (276,092)
Premier Class (684,308) (15,966,693) (586,757) (13,241,957)
Class R6 (51,819,409) (1,199,696,347) (5,629,174) (116,629,822)
Retirement Class (12,133,032) (285,735,071) (1,610,542) (33,425,526)
Class W (20,304,000) (471,799,540) (25,134,786) (540,382,946)
Total redemptions (85,822,175) (1,992,398,971) (33,814,416) (720,692,454)
Net increase (decrease) from shareholder transactions (48,901,187) $ (1,134,054,934) 62,627,570 $ 1,296,013,031

Notes to Financial Statements
(continued)
114
Year Ended
10/31/25
Year Ended
10/31/24
2.4
Quant Mid Cap Growth Shares Value Shares Value
Subscriptions:
Class A 190,590 $ 3,957,214 243,880 $ 4,627,083
Class I 4,860 113,386 8,714 178,868
Premier Class 63,982 1,394,273 185,434 3,426,382
Class R6 461,818 10,104,895 757,398 15,444,604
Retirement Class 342,031 7,213,706 248,452 4,793,827
Total subscriptions 1,063,281 22,783,474 1,443,878 28,470,764
Reinvestments of distributions:
Class I – – 5 101
Class R6 – – 55,040 1,033,100
Total reinvestments of distributions – – 55,045 1,033,201
Redemptions:
Class A (1,081,300) (22,282,491) (1,592,176) (30,172,147)
Class I (1,472) (29,666) (11,398) (229,905)
Premier Class (129,884) (2,851,276) (377,783) (7,535,369)
Class R6 (9,878,428) (213,526,039) (4,892,275) (98,442,828)
Retirement Class (2,749,930) (57,288,049) (3,131,970) (58,785,746)
Total redemptions (13,841,014) (295,977,521) (10,005,602) (195,165,995)
Net increase (decrease) from shareholder transactions (12,777,733) $ (273,194,047) (8,506,679) $ (165,662,030)
Year Ended
10/31/25
Year Ended
10/31/24
2.5
Mid Cap Value Shares Value Shares Value
Subscriptions:
Class A 164,936 $ 2,798,583 251,358 $ 4,142,388
Class I 480,673 9,146,913 469 7,433
Premier Class 175,126 3,089,488 615,555 9,746,949
Class R6 1,100,383 20,335,000 2,101,890 37,983,597
Retirement Class 3,229,377 59,177,459 1,745,190 32,012,852
Total subscriptions 5,150,495 94,547,443 4,714,462 83,893,219
Reinvestments of distributions:
Class A 733,209 13,095,111 177,785 2,657,881
Class I 20,347 382,328 347 5,443
Premier Class 102,700 1,931,787 31,668 496,870
Class R6 3,990,899 75,148,621 1,092,977 17,159,732
Retirement Class 1,645,452 30,687,682 378,312 5,890,324
Total reinvestments of distributions 6,492,607 121,245,529 1,681,089 26,210,250
Redemptions:
Class A (1,299,538) (22,142,921) (1,539,023) (25,125,267)
Class I (342,575) (5,943,133) (13,743) (234,075)
Premier Class (297,173) (5,455,318) (794,239) (14,173,523)
Class R6 (19,629,621) (348,987,521) (7,663,892) (130,755,614)
Retirement Class (4,450,025) (79,980,167) (4,592,824) (76,141,352)
Total redemptions (26,018,932) (462,509,060) (14,603,721) (246,429,831)
Net increase (decrease) from shareholder transactions (14,375,830) $ (246,716,088) (8,208,170) $ (136,326,362)

115
Year Ended
10/31/25
Year Ended
10/31/24
2.6
Quant Small Cap Equity Shares Value Shares Value
Subscriptions:
Class A 955,672 $ 16,907,983 638,597 $ 11,047,934
Class I 3,261,597 59,471,584 30,141 582,375
Premier Class 439,113 8,145,732 939,175 15,752,361
Class R6 10,625,142 203,388,309 15,662,011 287,845,995
Retirement Class 2,757,878 48,744,657 6,216,299 108,646,837
Class W 1,601,366 28,132,908 1,516,758 27,595,536
Total subscriptions 19,640,768 364,791,173 25,002,981 451,471,038
Reinvestments of distributions:
Class A 922,267 17,052,709 166,085 2,561,038
Class I 12,193 240,931 996 16,291
Premier Class 259,242 5,081,152 46,786 759,812
Class R6 12,673,210 250,549,363 2,249,370 36,799,697
Retirement Class 3,272,520 61,785,181 498,527 7,831,860
Class W 2,706,608 53,347,248 811,971 13,251,363
Total reinvestments of distributions 19,846,040 388,056,584 3,773,735 61,220,061
Redemptions:
Class A (1,247,309) (21,586,224) (1,126,488) (19,405,276)
Class I (223,874) (4,077,875) (29,198) (541,233)
Premier Class (318,574) (6,005,381) (531,691) (10,161,894)
Class R6 (24,237,055) (445,670,959) (6,030,118) (110,732,693)
Retirement Class (4,547,240) (84,347,229) (2,251,495) (38,755,850)
Class W (16,872,960) (335,928,326) (9,603,695) (176,117,857)
Total redemptions (47,447,012) (897,615,994) (19,572,685) (355,714,803)
Net increase (decrease) from shareholder transactions (7,960,204) $ (144,768,237) 9,204,031 $ 156,976,296
Year Ended
10/31/25
Year Ended
10/31/24
2.7
Quant Small/Mid Cap Equity Shares Value Shares Value
Subscriptions:
Class A 565,407 $ 8,751,529 419,451 $ 5,895,107
Class I 7,386,587 121,141,408 4,530,505 64,010,391
Premier Class 48,265 750,836 – –
Class R6 8,890,396 133,141,547 2,792,381 39,410,396
Retirement Class 17,990,918 273,537,244 8,689,854 126,935,792
Class W 1,834,054 26,197,179 952,186 13,748,721
Total subscriptions 36,715,627 563,519,743 17,384,377 250,000,407
Reinvestments of distributions:
Class A 169,025 2,643,550 36,381 469,309
Class I 944,951 14,920,777 72,925 948,754
Class R6 585,620 9,235,234 112,951 1,467,227
Retirement Class 4,454,779 69,672,738 678,507 8,752,745
Class W 4,285,456 67,581,649 1,443,551 18,751,724
Total reinvestments of distributions 10,439,831 164,053,948 2,344,315 30,389,759
Redemptions:
Class A (411,579) (6,269,981) (505,755) (7,238,916)
Class I (5,817,621) (85,418,163) (1,982,526) (27,981,645)
Premier Class (6,155) (97,709) – –
Class R6 (1,685,158) (26,503,862) (2,100,441) (30,878,377)
Retirement Class (300,154) (4,552,913) (677,019) (8,954,060)
Class W (9,481,345) (147,301,549) (13,038,010) (191,746,814)
Total redemptions (17,702,012) (270,144,177) (18,303,751) (266,799,812)
Net increase (decrease) from shareholder transactions 29,453,446 $ 457,429,514 1,424,941 $ 13,590,354

Notes to Financial Statements
(continued)
116
Year Ended
10/31/25
Year Ended
10/31/24
2.8
Large Cap Responsible Equity Shares Value Shares Value
Subscriptions:
Class A 4,311,519 $ 98,097,982 991,962 $ 23,314,236
Class I 1,193,460 35,140,301 160,076 4,338,119
Premier Class 451,677 12,522,896 196,768 5,327,833
Class R6 32,403,327 890,269,875 10,642,177 294,485,727
Retirement Class 20,646,763 576,776,821 257,204 7,352,078
Total subscriptions 59,006,746 1,612,807,875 12,248,187 334,817,993
Reinvestments of distributions:
Class A 4,825,203 111,896,475 1,743,814 36,759,578
Class I 108,502 3,017,436 83,889 2,064,516
Premier Class 176,585 4,898,458 87,731 2,153,793
Class R6 22,573,205 628,438,021 9,367,800 230,728,901
Retirement Class 3,809,139 108,674,731 1,628,579 40,958,754
Total reinvestments of distributions 31,492,634 856,925,121 12,911,813 312,665,542
Redemptions:
Class A (5,465,630) (125,361,708) (3,267,348) (77,020,085)
Class I (381,477) (10,605,695) (1,094,383) (30,513,712)
Premier Class (393,754) (10,869,355) (718,265) (19,908,936)
Class R6 (62,979,813) (1,755,915,710) (37,301,253) (1,034,808,479)
Retirement Class (12,033,495) (338,938,785) (6,219,841) (175,950,018)
Total redemptions (81,254,169) (2,241,691,253) (48,601,090) (1,338,201,230)
Net increase (decrease) from shareholder transactions 9,245,211 $ 228,041,743 (23,441,090) $ (690,717,695)
Year Ended
10/31/25
Year Ended
10/31/24
3.01
Emerging Markets Equity Shares Value Shares Value
Subscriptions:
Class A 49,496 $ 445,963 271,106 $ 2,405,573
Class I 1,933 17,446 – –
Premier Class 75,749 652,688 115,890 934,449
Class R6 1,908,886 15,972,960 2,289,610 18,437,115
Retirement Class 359,892 3,158,117 309,802 2,547,289
Class W 22,531,032 189,181,412 34,531,314 279,228,198
Total subscriptions 24,926,988 209,428,586 37,517,722 303,552,624
Reinvestments of distributions:
Class A 15,403 124,151 26,993 205,147
Class I 48 389 69 531
Premier Class 16,593 134,238 20,118 153,700
Class R6 576,075 4,654,687 911,628 6,946,604
Retirement Class 139,274 1,119,760 266,869 2,025,539
Class W 6,140,436 49,614,725 7,337,533 55,912,001
Total reinvestments of distributions 6,887,829 55,647,950 8,563,210 65,243,522
Redemptions:
Class A (155,501) (1,291,401) (396,043) (3,383,809)
Class I (26) (215) (185) (1,480)
Premier Class (103,481) (911,865) (67,272) (539,713)
Class R6 (9,501,497) (81,896,281) (7,925,099) (64,509,817)
Retirement Class (1,399,097) (11,772,786) (2,717,005) (21,794,411)
Class W (54,887,845) (483,152,481) (43,347,963) (357,880,737)
Total redemptions (66,047,447) (579,025,029) (54,453,567) (448,109,967)
Net increase (decrease) from shareholder transactions (34,232,630) $ (313,948,493) (8,372,635) $ (79,313,821)

117
Year Ended
10/31/25
Year Ended
10/31/24
3.1
International Equity Shares Value Shares Value
Subscriptions:
Class A 737,160 $ 6,430,665 950,661 $ 7,820,779
Class I 181,999 2,842,482 80,517 1,163,058
Premier Class 205,361 3,028,656 1,440,367 18,535,244
Class R6 15,675,140 221,711,988 14,565,237 198,884,624
Retirement Class 977,032 15,351,934 1,471,280 21,202,486
Class W 18,952,284 272,193,942 22,483,510 306,480,642
Total subscriptions 36,728,976 521,559,667 40,991,572 554,086,833
Reinvestments of distributions:
Class A 1,046,453 8,539,058 1,219,001 9,044,987
Class I 4,798 68,511 4,042 51,618
Premier Class 79,798 1,111,592 102,616 1,278,590
Class R6 4,308,421 60,016,307 5,293,275 65,954,208
Retirement Class 450,734 6,571,696 562,880 7,334,328
Class W 7,241,893 101,169,246 8,532,680 106,658,498
Total reinvestments of distributions 13,132,097 177,476,410 15,714,494 190,322,229
Redemptions:
Class A (2,707,960) (23,242,523) (3,100,473) (25,080,935)
Class I (52,647) (833,805) (28,765) (402,251)
Premier Class (662,039) (9,706,184) (974,591) (13,585,308)
Class R6 (57,679,797) (862,859,616) (37,767,143) (519,471,237)
Retirement Class (4,508,544) (70,114,404) (5,305,824) (73,650,333)
Class W (137,182,531) (2,183,525,148) (49,810,334) (695,730,188)
Total redemptions (202,793,518) (3,150,281,680) (96,987,130) (1,327,920,252)
Net increase (decrease) from shareholder transactions (152,932,445) $ (2,451,245,603) (40,281,064) $ (583,511,190)
Year Ended
10/31/25
Year Ended
10/31/24
3.2
International Opportunities Shares Value Shares Value
Subscriptions:
Class A 79,698 $ 1,218,579 91,344 $ 1,383,107
Class I 91,555 1,511,499 35,566 521,947
Premier Class 31,020 511,801 11,053 167,847
Class R6 1,778,324 29,474,446 1,057,911 15,916,848
Retirement Class 72,200 1,145,745 47,938 717,402
Class W 23,797,172 392,575,368 14,083,851 213,298,182
Total subscriptions 25,849,969 426,437,438 15,327,663 232,005,333
Reinvestments of distributions:
Class A 22,489 349,704 23,002 322,714
Class I 17,564 272,948 21,527 302,021
Premier Class 1,842 28,733 1,788 25,175
Class R6 133,103 2,071,086 123,969 1,740,525
Retirement Class 56,500 876,322 63,325 886,546
Class W 2,796,391 43,567,777 2,680,005 37,680,868
Total reinvestments of distributions 3,027,889 47,166,570 2,913,616 40,957,849
Redemptions:
Class A (532,450) (8,445,321) (547,954) (8,267,626)
Class I (700,825) (11,019,829) (673,357) (10,063,481)
Premier Class (47,202) (758,335) (28,344) (429,648)
Class R6 (1,835,090) (28,259,641) (1,585,579) (23,704,952)
Retirement Class (1,137,230) (17,639,364) (1,320,909) (19,717,171)
Class W (25,128,133) (382,836,470) (27,285,402) (410,975,831)
Total redemptions (29,380,930) (448,958,960) (31,441,545) (473,158,709)
Net increase (decrease) from shareholder transactions (503,072) $ 24,645,048 (13,200,266) $ (200,195,527)

Notes to Financial Statements
(continued)
118
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to deemed dividend due to corporate actions, distribution reallocations, foreign currency transactions, foreign taxes paid, investments in passive foreign investment companies, nondeductible expenses, reorganization adjustments, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, and taxes paid. Temporary and permanent differences have no impact on a
Fund's net assets.
Year Ended
10/31/25
Year Ended
10/31/24
3.3
Quant International Small Cap Equity Shares Value Shares Value
Subscriptions:
Class A 50,743 $ 652,697 18,614 $ 203,054
Class I 14,583 176,330 3,095 34,056
Class R6 555,691 6,445,646 438,873 4,733,858
Retirement Class 1,366,032 18,357,448 155,881 1,677,869
Class W 6,831,840 77,750,231 7,739,451 84,686,090
Total subscriptions 8,818,889 103,382,352 8,355,914 91,334,927
Reinvestments of distributions:
Class A 2,240 24,531 2,450 23,963
Class I 187 2,036 33 325
Class R6 217,884 2,377,111 214,656 2,092,896
Retirement Class 18,863 205,793 21,911 213,633
Class W 4,115,558 44,941,894 4,217,705 41,164,803
Total reinvestments of distributions 4,354,732 47,551,365 4,456,755 43,495,620
Redemptions:
Class A (13,824) (158,108) (31,020) (333,938)
Class I (11,434) (144,134) (1,096) (11,367)
Class R6 (1,746,168) (20,375,366) (724,489) (7,654,552)
Retirement Class (197,437) (2,307,771) (275,552) (2,972,542)
Class W (27,600,341) (319,659,406) (17,838,238) (193,205,367)
Total redemptions (29,569,204) (342,644,785) (18,870,395) (204,177,766)
Net increase (decrease) from shareholder transactions (16,395,583) $ (191,711,068) (6,057,726) $ (69,347,219)
Year Ended
10/31/25
Year Ended
10/31/24
3.4
International Responsible Equity Shares Value Shares Value
Subscriptions:
Class A 513,572 $ 7,410,431 565,498 $ 7,592,410
Class I 156,535 2,298,955 201,280 2,671,032
Premier Class 1,232 15,632 8,659 118,387
Class R6 10,097,253 142,252,206 11,642,529 153,930,409
Retirement Class 4,438,199 61,200,534 1,050,135 13,712,521
Total subscriptions 15,206,791 213,177,758 13,468,101 178,024,759
Reinvestments of distributions:
Class A 70,960 957,958 73,378 901,080
Class I 27,025 365,371 29,908 367,874
Premier Class 379 5,139 212 2,620
Class R6 1,512,059 20,458,156 1,621,242 19,957,489
Retirement Class 1,476,967 19,924,282 1,704,801 20,917,903
Total reinvestments of distributions 3,087,390 41,710,906 3,429,541 42,146,966
Redemptions:
Class A (600,761) (8,504,220) (462,533) (6,168,862)
Class I (295,503) (4,019,042) (221,065) (2,971,723)
Premier Class (11,376) (159,122) (36,926) (473,088)
Class R6 (13,702,040) (198,051,517) (12,598,298) (167,974,569)
Retirement Class (2,724,318) (41,123,135) (5,199,357) (69,428,841)
Total redemptions (17,333,998) (251,857,036) (18,518,179) (247,017,083)
Net increase (decrease) from shareholder transactions 960,183 $ 3,031,628 (1,620,537) $ (26,845,358)

119
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
2.1
Core Equity $4,239,992,530 $3,106,105,345 $(67,811,546) $3,038,293,799
2.2
Large Cap Growth 2,441,767,073 4,350,629,948 (93,741,449) 4,256,888,499
2.3
Large Cap Value 3,664,794,112 2,622,245,054 (85,581,952) 2,536,663,102
2.4
Quant Mid Cap Growth 745,810,822 142,093,401 (46,374,462) 95,718,939
2.5
Mid Cap Value 1,334,029,783 416,859,576 (75,693,031) 341,166,545
2.6
Quant Small Cap Equity 2,891,714,369 954,511,606 (167,150,606) 787,361,000
2.7
Quant Small/Mid Cap Equity 1,567,351,733 478,230,207 (80,362,290) 397,867,917
2.8
Large Cap Responsible Equity 3,250,687,322 3,502,477,881 (148,166,753) 3,354,311,128
3.01
Emerging Markets Equity 1,280,251,917 532,159,225 (55,260,022) 476,899,203
3.1
International Equity 3,338,345,615 2,336,291,064 (146,854,521) 2,189,436,543
3.2
International Opportunities 2,026,828,585 852,560,037 (88,823,713) 763,736,324
3.3
Quant International Small Cap Equity 1,128,217,183 273,366,312 (69,565,985) 203,800,327
3.4
International Responsible Equity 1,439,650,140 577,631,047 (105,501,719) 472,129,328
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
2.1
Core Equity $968,097 $728,415,180 $3,038,293,847 $– $– $(1,231,122) $3,766,446,002
2.2
Large Cap Growth 11,057,064 801,612,805 4,256,910,402 – – (690,984) 5,068,889,287
2.3
Large Cap Value 88,686,470 404,480,017 2,536,661,847 – – (1,269,343) 3,028,558,991
2.4
Quant Mid Cap Growth – 73,939,142 95,718,939 – (445,287) (501,707) 168,711,087
2.5
Mid Cap Value 19,785,007 92,923,288 341,166,544 – – (1,110,224) 452,764,615
2.6
Quant Small Cap Equity 24,913,720 260,601,473 787,361,000 – – (715,100) 1,072,161,093
2.7
Quant Small/Mid Cap Equity 13,022,215 144,550,566 397,867,917 – – (48,151) 555,392,547
2.8
Large Cap Responsible Equity 113,726,944 343,669,810 3,354,311,128 – – (769,085) 3,810,938,797
3.01
Emerging Markets Equity 65,144,131 – 463,694,276 (388,034,638) – (194,340) 140,609,429
3.1
International Equity 165,550,572 435,243,174 2,190,046,550 – – (1,528,234) 2,789,312,062
3.2
International Opportunities 66,843,263 120,788,038 763,999,781 (630,606,801) – (172,368) 320,851,913
3.3
Quant International Small Cap Equity 63,474,908 46,595,216 202,471,065 – – (54,405) 312,486,784
3.4
International Responsible Equity 83,284,328 17,122,737 472,408,661 – – (34,723) 572,781,003
10/31/25 10/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
2.1
Core Equity $ 100,473,539 $ 516,820,738 $ 209,987,493 $ 826,687,972
2.2
Large Cap Growth 22,493,726 377,850,924 18,726,759 –
2.3
Large Cap Value 134,206,788 133,546,363 158,412,678 254,004,433
2.4
Quant Mid Cap Growth – – 1,033,393 –
2.5
Mid Cap Value 28,236,131 93,517,994 26,325,064 –
2.6
Quant Small Cap Equity 54,723,202 334,073,260 31,429,791 29,906,299
2.7
Quant Small/Mid Cap Equity 27,592,005 140,800,824 13,494,562 17,716,728
2.8
Large Cap Responsible Equity 231,254,198 669,828,792 90,320,766 240,508,769
3.01
Emerging Markets Equity 55,653,057 – 65,250,588 –
3.1
International Equity 179,849,941 – 194,052,944 –
3.2
International Opportunities 47,284,699 – 41,075,875 –
3.3
Quant International Small Cap Equity 47,557,139 – 43,500,796 –
3.4
International Responsible Equity 46,222,670 446,826 47,913,825 –

Notes to Financial Statements
(continued)
120
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, or behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
Fund Short-Term Long-Term Total
2.1
Core Equity $ – $ – $ –
2.2
Large Cap Growth – – –
2.3
Large Cap Value – – –
2.4
Quant Mid Cap Growth – – –
2.5
Mid Cap Value – – –
2.6
Quant Small Cap Equity – – –
2.7
Quant Small/Mid Cap Equity – – –
2.8
Large Cap Responsible Equity – – –
3.01
Emerging Markets Equity 146,075,585 241,959,053 388,034,638
3.1
International Equity – – –
3.2
International Opportunities* 534,530,914 96,075,887 630,606,801
3.3
Quant International Small Cap Equity – – –
3.4
International Responsible Equity – – –
* A portion of International Opportunities' capital loss carryforwards is subject to limitation under the Internal Revenue Code and regulated regulations.
Fund Utilized
2.1
Core Equity $–
2.2
Large Cap Growth –
2.3
Large Cap Value –
2.4
Quant Mid Cap Growth 134,050,753
2.5
Mid Cap Value –
2.6
Quant Small Cap Equity –
2.7
Quant Small/Mid Cap Equity –
2.8
Large Cap Responsible Equity –
3.01
Emerging Markets Equity –
3.1
International Equity 434,081,322
3.2
International Opportunities 97,857,624
3.3
Quant International Small Cap Equity 80,266,266
3.4
International Responsible Equity –

121
The management fee schedule for each Fund, other than the Large Cap Responsible Equity, consists of two components: a Fund-
level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”). For the Large Cap Responsible Equity, the
management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within the Fund, and there are no changes to the investment management fees.
For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate
(0.1600%). As of May 1, 2025, 21% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The fund-level fee range and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible
Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund
Complex-Level Fee
2.1
Core Equity 0.1591%
2.2
Large Cap Growth 0.1591%
2.3
Large Cap Value 0.1591%
2.4
Quant Mid Cap Growth 0.1591%
2.5
Mid Cap Value 0.1591%
2.6
Quant Small Cap Equity 0.1591%
2.7
Quant Small/Mid Cap Equity 0.1591%
2.8
Large Cap Responsible Equity —%
3.01
Emerging Markets Equity 0.1591%
3.1
International Equity 0.1591%
3.2
International Opportunities 0.1591%
3.3
Quant International Small Cap Equity 0.1591%
3.4
International Responsible Equity 0.1591%

Notes to Financial Statements
(continued)
122
Effective May 1, 2025, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2025, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) were equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
2.1
Core Equity* 0.140%—0.290% 0.870% 0.670% 0.670% 0.520% 0.770% 0.520%
2.2
Large Cap Growth* 0.140%—0.290% 0.870 0.670 0.670 0.520 0.770 0.520
2.3
Large Cap Value* 0.140%—0.290% 0.870 0.670 0.670 0.520 0.770 0.520
2.4
Quant Mid Cap Growth* 0.130%—0.320% 0.900 0.700 0.700 0.550 0.800 –
2.5
Mid Cap Value* 0.130%—0.320% 0.900 0.700 0.700 0.550 0.800 –
2.6
Quant Small Cap Equity* 0.110%—0.300% 0.880 0.680 0.680 0.530 0.780 0.530
2.7
Quant Small/Mid Cap Equity* 0.110%—0.300% 0.880 0.680 0.680 0.530 0.780 0.530
2.8
Large Cap Responsible Equity 0.150% 0.570 0.370 0.370 0.220 0.470 –
3.01
Emerging Markets Equity* 0.540%—0.690% 1.300 1.100 1.100 0.950 1.200 0.950
3.1
International Equity* 0.190%—0.340% 0.950 0.750 0.750 0.600 0.850 0.600
3.2
International Opportunities* 0.290%—0.440% 1.050 0.850 0.850 0.700 0.950 0.700
3.3
Quant International Small Cap Equity* 0.340%—0.490% 1.100 0.900 0.900 0.750 1.000 0.750
3.4
International Responsible Equity* 0.090%—0.140% 0.750 0.550 0.550 0.400 0.650 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2026. The reimbursement arrangements can only be changed with the approval of the Board.
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
3.4
International Responsible Equity* 0.090%—0.140% 0.620% 0.420% 0.420% 0.270% 0.520% – %
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
3.4
International Responsible Equity* 0.090%—0.140% 0.650% 0.450% 0.450% 0.300% 0.550% –%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

123
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly.
This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and
any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Nuveen Securities also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, Nuveen Securities compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund Value
2.1
Core Equity $1,710,919
2.2
Large Cap Growth 772,847
2.3
Large Cap Value 559,410
2.4
Quant Mid Cap Growth 52,227
2.5
Mid Cap Value 167,824
3.01
Emerging Markets Equity 662,740
3.1
International Equity 499,638
3.2
International Opportunities 190,296
Fund Purchases Sales Realized Gain (Loss)
Core Equity $ 228,313,071 $ 51,196,738 $ 3,517,734
Large Cap Growth 49,677,629 93,581,368 29,359,597
Large Cap Value – 5,035,112 971,609
Quant Mid Cap Growth 10,747,523 101,987,039 33,998,682
Mid Cap Value 2,415,625 7,510,511 (2,378,856)
Quant Small Cap Equity 9,495,728 10,637,428 4,344,929
Quant Small/Mid Cap Equity 4,961,944 144,653 (14,982)
Large Cap Responsible Equity 39,843,697 68,956,285 20,349,505
Emerging Markets Equity – – –
International Equity 10,716,338 214,243,212 68,233,218
International Opportunities 5,057,469 1,560,433 49,330
Quant International Small Cap Equity 756,687 83,572,544 2,918,322
International Responsible Equity 29,222,123 14,647,037 543,470
Fund
Sales Charges Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Core Equity $ 23,450 $ 20,591
Large Cap Growth 39,364 34,551
Large Cap Value 7,146 6,294
Quant Mid Cap Growth 737 650
Mid Cap Value 1,885 1,645
Quant Small Cap Equity 10,013 8,667
Quant Small/Mid Cap Equity 5,020 4,373
Large Cap Responsible Equity 18,075 15,763
Emerging Markets Equity 171 150
International Equity 6,646 5,777
International Opportunities 1,738 1,517
Quant International Small Cap Equity — —
International Responsible Equity 60 52

Notes to Financial Statements
(continued)
124
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:
Fund
Commission
Advances (Unaudited)
2.1
Core Equity $ 1,120
2.2
Large Cap Growth 997
2.3
Large Cap Value —
2.4
Quant Mid Cap Growth —
2.5
Mid Cap Value —
2.6
Quant Small Cap Equity —
2.7
Quant Small/Mid Cap Equity —
2.8
Large Cap Responsible Equity —
3.01
Emerging Markets Equity —
3.1
International Equity —
3.2
International Opportunities —
3.3
Quant International Small Cap Equity —
3.4
International Responsible Equity —
Fund
CDSC
Retained (Unaudited)
Core Equity $ 552
Large Cap Growth 236
Large Cap Value —
Quant Mid Cap Growth —
Mid Cap Value 9
Quant Small Cap Equity —
Quant Small/Mid Cap Equity 6
Large Cap Responsible Equity —
Emerging Markets Equity —
International Equity —
International Opportunities —
Quant International Small Cap Equity —
International Responsible Equity —
Underlying Fund
Nuveen Lifecycle
Funds
Nuveen Lifestyle
Funds
Nuveen Managed
Allocation Fund TIAA Access Total
2.1
Core Equity 34% 1% 1% 6% 42%
2.2
Large Cap Growth 41 2 1 3 47
2.3
Large Cap Value 39 2 1 10 52
2.4
Quant Mid Cap Growth – – – 22 22
2.5
Mid Cap Value – – – 25 25
2.6
Quant Small Cap Equity 7 – – 12 19
2.7
Quant Small/Mid Cap Equity 28 1 1 – 30
2.8
Large Cap Responsible Equity – – – 5 5
3.01
Emerging Markets Equity 85 4 2 1 92
3.1
International Equity 40 2 1 12 55
3.2
International Opportunities 88 4 2 – 94
3.3
Quant International Small Cap Equity 90 4 2 – 96
3.4
International Responsible Equity – – – 9 9

125
9. Emerging Markets Risks
The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Line of Credit
During June 2025, the Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility.  The Fund's maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Issue
Value at
10/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
10/31/25
Value at
10/31/25
Dividend
Income
Large Cap Responsible Equity
Investment companies
Nuveen ESG Large-Cap ETF $ 9,177,720 $ – $ – $ – $ 1,410,280 200,000 $ 10,588,000 $ 169,260
Total $9,177,720 – – – 1,410,280 200,000 $10,588,000 169,260
Fund
Maximum
Outstanding
Balance
Core Equity
$ —
Large Cap Growth
14,725,407
Large Cap Value
—
Quant Mid Cap Growth
2,653,498
Mid Cap Value
—
Quant Small Cap Equity
—
Quant Small/Mid Cap Equity
—
Large Cap Responsible Equity
48,900,000
Emerging Markets Equity
47,300,000
International Equity
—
International Opportunities
—
Quant International Small Cap Equity
440,006
International Responsible Equity
—

Notes to Financial Statements
(continued)
126
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and
Liabilities.
11. Fund Reorganization
The Reorganization as previously described in Note 1 – General Information was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. Such a distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes.
Investments of the Target Fund: The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target
Fund as of the date of the Reorganization, were as follows:
Share Transactions: The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Core Equity
— $ — — %
Large Cap Growth
1 14,725,407 5.53
Large Cap Value
— — —
Quant Mid Cap Growth
1 2,653,498 5.53
Mid Cap Value
— — —
Quant Small Cap Equity
— — —
Quant Small/Mid Cap Equity
— — —
Large Cap Responsible Equity
3 48,900,000 5.53
Emerging Markets Equity
3 29,633,333 5.53
International Equity
— — —
International Opportunities
— — —
Quant International Small Cap Equity
1 440,006 5.53
International Responsible Equity
— — —
Social Choice Low
Carbon Equity
Cost of investments $767,031,994
Fair value of investments 1,116,708,056
Net unrealized appreciation (depreciation) of investments 349,676,062

127
Pro Forma Results of Operations: The beginning of the current fiscal period for the Target Fund was November 1, 2024. Assuming the
Reorganization had been completed on November 1, 2024, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the current fiscal period are as follows:
Target Fund - Prior to Reorganization
Shares
Outstanding Net Assets
NAV
per Share
Social Choice Low Carbon Equity
Class A 3,700,799 $79,369,974 $21.45
Class I 122,201 2,631,688 21.54
Premier Class 250,926 5,420,637 21.60
Class R6 21,982,288 473,729,483 21.55
Retirement Class 26,501,327 567,937,130 21.43
Acquiring Fund - Prior to Reorganization
Shares
Outstanding Net Assets
NAV
per Share
Large Cap Responsible Equity
Class A 30,995,915 $703,414,018 $22.69
Class I 1,136,243 30,927,368 27.22
Premier Class 1,356,953 36,836,652 27.15
Class R6 171,270,737 4,666,427,343 27.25
Retirement Class 28,855,901 805,561,822 27.92
Acquiring Fund - After Reorganization
Shares
Outstanding Net Assets
NAV
per Share
Large Cap Responsible Equity
Class A 34,493,343 $782,783,992 $22.69
Class I 1,232,929 33,559,056 27.22
Premier Class 1,556,633 42,257,289 27.15
Class R6 188,657,914 5,140,156,826 27.25
Retirement Class 49,199,878 1,373,498,952 27.92
Acquiring Fund - Pro Forma Results from Operations
Large Cap Responsible
Equity
Net investment income (loss) $71,562,644
Net realized and unrealized gains (losses) 1,406,828,583
Change in net assets resulting from operations 1,478,391,227

128
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
2.1
Core Equity $ 585,582,260
2.2
Large Cap Growth 436,809,759
2.3
Large Cap Value 175,042,781
2.4
Quant Mid Cap Growth 5,156,826
2.5
Mid Cap Value 103,468,275
2.6
Quant Small Cap Equity 356,212,763
2.7
Quant Small/Mid Cap Equity 145,514,461
2.8
Large Cap Responsible Equity 715,678,072
3.01
Emerging Markets Equity –
3.1
International Equity 67,099,077
3.2
International Opportunities –
3.3
Quant International Small Cap Equity 1,232,549
3.4
International Responsible Equity 3,546,103
Fund Percentage
2.1
Core Equity 71.8%
2.2
Large Cap Growth 100.0
2.3
Large Cap Value 77.7
2.4
Quant Mid Cap Growth —
2.5
Mid Cap Value 99.8
2.6
Quant Small Cap Equity 45.0
2.7
Quant Small/Mid Cap Equity 45.4
2.8
Large Cap Responsible Equity 35.6
3.01
Emerging Markets Equity 0.7
3.1
International Equity —
3.2
International Opportunities 0.3
3.3
Quant International Small Cap Equity —
3.4
International Responsible Equity —
Fund Percentage
2.1
Core Equity 73.2%
2.2
Large Cap Growth 100.0
2.3
Large Cap Value 84.9
2.4
Quant Mid Cap Growth —
2.5
Mid Cap Value 100.0
2.6
Quant Small Cap Equity 46.0
2.7
Quant Small/Mid Cap Equity 47.5
2.8
Large Cap Responsible Equity 37.1
3.01
Emerging Markets Equity 26.5
3.1
International Equity 95.1
3.2
International Opportunities 63.7
3.3
Quant International Small Cap Equity 46.5
3.4
International Responsible Equity 90.1

129
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
2.1
Core Equity 1.5% 2.0%
2.2
Large Cap Growth 0.1 —
2.3
Large Cap Value 0.1 —
2.4
Quant Mid Cap Growth — —
2.5
Mid Cap Value 0.4 —
2.6
Quant Small Cap Equity 0.5 —
2.7
Quant Small/Mid Cap Equity 0.2 —
2.8
Large Cap Responsible Equity 0.2 —
3.01
Emerging Markets Equity 0.6 —
3.1
International Equity 0.1 —
3.2
International Opportunities 0.7 —
3.3
Quant International Small Cap Equity — —
3.4
International Responsible Equity 0.1 —
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
2.1
Core Equity $ — $ — $ — $ —
2.2
Large Cap Growth — — — —
2.3
Large Cap Value — — — —
2.4
Quant Mid Cap Growth — — — —
2.5
Mid Cap Value — — — —
2.6
Quant Small Cap Equity — — — —
2.7
Quant Small/Mid Cap Equity — — — —
2.8
Large Cap Responsible Equity — — — —
3.01
Emerging Markets Equity 38,341,151 0.23014 7,140,406 0.04286
3.1
International Equity 175,468,599 0.53236 9,787,993 0.02970
3.2
International Opportunities 46,386,163 0.29721 4,142,540 0.02654
3.3
Quant International Small Cap Equity 45,015,968 0.47591 5,640,841 0.05964
3.4
International Responsible Equity 50,204,952 0.42188 3,341,252 0.02808
Fund Percentage
2.1
Core Equity 1.2%
2.2
Large Cap Growth 2.5
2.3
Large Cap Value 1.7
2.4
Quant Mid Cap Growth –
2.5
Mid Cap Value 1.7
2.6
Quant Small Cap Equity 4.0
2.7
Quant Small/Mid Cap Equity 0.6
2.8
Large Cap Responsible Equity 0.7
3.01
Emerging Markets Equity 4.2
3.1
International Equity 0.6
3.2
International Opportunities 3.6
3.3
Quant International Small Cap Equity 0.1
3.4
International Responsible Equity 1.2

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Equity Index Fund, Nuveen Large Cap Growth Index
Fund, Nuveen Large Cap Value Index Fund, Nuveen S&P 500 Index Fund, Nuveen Small Cap Blend Index Fund, Nuveen Emerging
Markets Equity Index Fund and Nuveen International Equity Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Equity
Index Fund, Nuveen Large Cap Growth Index Fund, Nuveen Large Cap Value Index Fund, Nuveen S&P 500 Index Fund, Nuveen Small
Cap Blend Index Fund, Nuveen Emerging Markets Equity Index Fund and Nuveen International Equity Index Fund (seven of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Equity Index
Portfolios of Investments October 31, 2025

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 2.3%
102,643 (a) Adient plc $ 2,380,291
82,911 (a) American Axle & Manufacturing Holdings, Inc 514,048
183,633 (a) Aptiv plc 14,892,636
204,944 (a) BorgWarner, Inc 8,804,394
27,933 (a) Cooper-Standard Holdings, Inc 844,135
107,715 (a) Dana Inc 2,186,615
20,044 (a) Dorman Products, Inc 2,688,502
3,369,801 Ford Motor Co 44,245,487
40,428 (a) Fox Factory Holding Corp 893,863
67,454 (a) Garrett Motion, Inc 1,142,671
802,249 General Motors Co 55,427,383
177,823 Gentex Corp 4,169,949
25,155 (a) Gentherm, Inc 925,704
215,941 (a) Goodyear Tire & Rubber Co 1,487,834
91,009 Harley-Davidson, Inc 2,455,423
110,804 (a) Holley, Inc 318,008
18,139 LCI Industries 1,877,205
51,928 Lear Corp 5,434,265
101,256 (a),(b) Lucid Group, Inc 1,797,294
43,958 (a) Modine Manufacturing Co 6,734,805
25,482 Patrick Industries, Inc 2,659,556
40,988 (a) Phinia, Inc 2,127,687
323,164 (a) QuantumScape Corp 5,959,144
699,670 (a) Rivian Automotive, Inc 9,494,522
217,401 (a) Solid Power, Inc 1,365,278
15,934 Standard Motor Products, Inc 591,630
2,374,978 (a) Tesla, Inc 1,084,319,956
41,295 Thor Industries, Inc 4,309,133
28,194 (a) Visteon Corp 3,021,269
23,560 Winnebago Industries, Inc 888,448
21,842 (a) XPEL, Inc 744,812
TOTAL AUTOMOBILES & COMPONENTS 1,274,701,947
BANKS - 3.8%
18,633 (a) 1st Source Corp 1,107,546
14,723 Amalgamated Financial Corp 401,349
25,834 (a) Amerant Bancorp, Inc 433,236
48,454 Ameris Bancorp 3,470,275
27,215 (a) Arrow Financial Corp 759,026
156,553 (a) Associated Banc-Corp 3,877,818
122,573 (a) Atlantic Union Bankshares Corp 3,986,074
44,566 (a) Axos Financial, Inc 3,475,257
101,858 Banc of California, Inc 1,728,530
16,476 (a) Bancfirst Corp 1,793,577
37,392 (a) Bancorp, Inc 2,444,315
7,985 (a) Bank First Corp 975,128
5,721,112 Bank of America Corp 305,793,436
34,424 (a) Bank of Hawaii Corp 2,235,150
6,575 (a) Bank of Marin Bancorp 169,306
39,774 Bank of NT Butterfield & Son Ltd 1,839,945
90,703 Bank OZK 4,080,728
79,459 (a) BankUnited, Inc 3,184,717
41,073 Banner Corp 2,480,398
12,845 Bar Harbor Bankshares 376,744
16,293 (a) BCB Bancorp, Inc 129,366
71,895 Berkshire Hills Bancorp, Inc 1,749,924
23,658 (a) BOK Financial Corp 2,474,154
15,598 (a) Bridgewater Bancshares, Inc 256,743
2,955 (a) Burke & Herbert Financial Services Corp 173,931

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
19,568 (a) Business First Bancshares, Inc $ 479,807
25,800 (a) Byline Bancorp, Inc 689,892
143,139 Cadence Bank 5,402,066
11,105 (a) Camden National Corp 423,656
191 (a) Capital Bancorp, Inc 5,309
4,521 (a) Capital City Bank Group, Inc 175,867
105,986 (a) Capitol Federal Financial, Inc 640,155
15,958 (a) Carter Bankshares, Inc 272,563
62,677 Cathay General Bancorp 2,848,670
16,021 Central Pacific Financial Corp 456,759
1,549,017 Citigroup, Inc 156,806,991
5,190 (a) Citizens & Northern Corp 100,478
354,716 Citizens Financial Group, Inc 18,044,403
13,280 (a) City Holding Co 1,565,446
5,750 (a) Civista Bancshares, Inc 123,797
7,874 (a) CNB Financial Corp 193,700
14,705 (a) Coastal Financial Corp 1,566,082
236,278 (a) Columbia Banking System, Inc 6,332,250
27,831 (a) Columbia Financial, Inc 410,507
99,964 Comerica, Inc 7,647,246
123,540 Commerce Bancshares, Inc 6,501,910
60,022 (a) Community Bank System, Inc 3,330,021
14,068 (a) Community Trust Bancorp, Inc 720,211
39,457 ConnectOne Bancorp, Inc 949,335
46,800 Cullen/Frost Bankers, Inc 5,762,952
32,680 (a) Customers Bancorp, Inc 2,193,482
139,451 (a) CVB Financial Corp 2,561,715
28,972 (a) Dime Community Bancshares, Inc 760,515
26,137 (a) Eagle Bancorp, Inc 437,795
113,730 East West Bancorp, Inc 11,554,968
158,264 (a) Eastern Bankshares, Inc 2,774,368
28,968 Enterprise Financial Services Corp 1,517,054
11,154 (a) Equity Bancshares, Inc 451,849
8,510 (a) Esquire Financial Holdings, Inc 798,238
9,389 (a) Farmers & Merchants Bancorp, Inc 224,397
11,812 (a) Farmers National Banc Corp 153,320
34,406 (a) FB Financial Corp 1,858,268
553,670 Fifth Third Bancorp 23,043,745
8,770 (a) Financial Institutions, Inc 249,331
24,700 (a) First Bancorp 1,198,938
158,461 First BanCorp 3,088,405
7,604 (a) First Bancorp, Inc 188,503
588 (a) First Bank 9,185
60,032 (a) First Busey Corp 1,342,316
8,793 (a) First Business Financial Services, Inc 445,014
8,202 First Citizens Bancshares, Inc (Class A) 14,967,174
135,088 (a) First Commonwealth Financial Corp 2,065,496
14,032 (a) First Community Bancshares, Inc 453,795
73,937 First Financial Bancorp 1,730,865
112,033 (a) First Financial Bankshares, Inc 3,460,699
4,322 (a) First Financial Corp 230,449
113,382 (a) First Foundation, Inc 616,798
135,411 (a) First Hawaiian, Inc 3,321,632
428,475 First Horizon National Corp 9,152,226
90,601 First Interstate BancSystem, Inc 2,831,281
47,027 First Merchants Corp 1,668,518
12,091 First Mid Bancshares, Inc 432,011
9,917 (a) First Western Financial, Inc 228,984
15,276 (a) Five Star Bancorp 542,451
42,707 (a) Flushing Financial Corp 583,805
325,156 (a) FNB Corp 5,111,452
194,217 (a) Fulton Financial Corp 3,373,549

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
19,386 (a) FVCBankcorp, Inc $ 236,897
19,355 (a) German American Bancorp, Inc 745,942
106,569 Glacier Bancorp, Inc 4,353,344
7,132 (a) Great Southern Bancorp, Inc 397,252
11,967 (a) Greene County Bancorp, Inc 262,676
70,171 Hancock Whitney Corp 4,007,466
29,083 Hanmi Financial Corp 767,791
39,598 (a) HarborOne Bancorp, Inc 479,136
7,219 (a) HBT Financial, Inc 176,071
55,657 (a) Heritage Commerce Corp 578,833
28,290 (a) Heritage Financial Corp 627,755
46,898 (a) Hilltop Holdings, Inc 1,514,805
1,692 (a) Hingham Institution For Savings The 497,888
2,890 (a) Home Bancorp, Inc 153,603
183,082 Home Bancshares, Inc 4,890,120
32,654 (a) HomeStreet, Inc 437,237
8,226 (a) HomeTrust Bancshares, Inc 323,364
99,262 (a) Hope Bancorp, Inc 1,041,258
37,769 (a) Horizon Bancorp, Inc 589,196
1,259,755 Huntington Bancshares, Inc 19,450,617
44,198 (a) Independent Bank Corp 2,974,083
16,001 Independent Bank Corp 483,550
63,589 (a) International Bancshares Corp 4,221,038
10,716 (a) John Marshall Bancorp, Inc 204,676
2,345,716 JPMorgan Chase & Co 729,799,162
62,205 (a) Kearny Financial Corp 397,490
839,749 Keycorp 14,771,185
19,759 (a) Lakeland Financial Corp 1,127,251
23,057 (a) Live Oak Bancshares, Inc 717,995
130,261 M&T Bank Corp 23,951,090
8,910 Mercantile Bank Corp 390,704
28,455 (a) Metrocity Bankshares, Inc 728,733
15,723 (a) Metropolitan Bank Holding Corp 1,041,963
11,042 (a) Mid Penn Bancorp, Inc 314,145
22,606 (a) Midland States Bancorp, Inc 330,952
5,927 (a) MidWestOne Financial Group, Inc 219,240
25,698 (a) MVB Financial Corp 657,355
28,540 (a) National Bank Holdings Corp 1,017,736
34,793 NBT Bancorp, Inc 1,408,073
252,568 (a) New York Community Bancorp, Inc 2,884,327
8,973 (a) Nicolet Bankshares, Inc 1,060,070
9,353 (a) Northeast Bank 806,977
27,798 (a) Northeast Community Bancorp, Inc 545,953
44,937 (a) Northfield Bancorp, Inc 459,256
101,413 (a) Northwest Bancshares, Inc 1,187,546
2,835,025 (a) NU Holdings Ltd 45,672,253
52,078 OceanFirst Financial Corp 946,778
34,715 (a) OFG Bancorp 1,342,082
300,060 Old National Bancorp 6,130,226
15,271 Old Second Bancorp, Inc 274,114
20,312 (a) Origin Bancorp, Inc 704,014
3,618 (a) Orrstown Financial Services, Inc 120,407
11,574 (a) Park National Corp 1,761,447
12,857 (a) Parke Bancorp, Inc 277,840
22,883 Pathward Financial, Inc 1,557,417
10,253 (a) Peapack Gladstone Financial Corp 259,401
23,125 Peoples Bancorp, Inc 661,375
8,138 (a) Peoples Financial Services Corp 362,467
64,999 Pinnacle Financial Partners, Inc 5,538,565
385 (a) Pioneer Bancorp, Inc 5,059
338,845 PNC Financial Services Group, Inc 61,856,155
61,345 Popular, Inc 6,838,127

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
12,183 Preferred Bank $ 1,099,516
5,687 (a) Primis Financial Corp 61,903
78,419 Prosperity Bancshares, Inc 5,161,539
145,550 (a) Provident Financial Services, Inc 2,662,110
14,068 (a) QCR Holdings, Inc 1,046,519
22,257 (a) RBB Bancorp 414,648
4,522 (a) Red River Bancshares, Inc 298,723
776,524 Regions Financial Corp 18,791,881
57,881 Renasant Corp 1,946,538
4,137 (a) Republic Bancorp, Inc (Class A) 272,628
33,109 S&T Bancorp, Inc 1,213,114
69,004 Seacoast Banking Corp of Florida 2,090,821
46,044 (a) ServisFirst Bancshares, Inc 3,235,512
14,920 (a) Shore Bancshares, Inc 232,901
5,250 (a) Sierra Bancorp 151,095
98,370 (a) Simmons First National Corp (Class A) 1,709,671
16,069 (a) SmartFinancial, Inc 561,933
354 (a) South Plains Financial, Inc 12,921
2,746 (a) Southern First Bancshares, Inc 120,385
5,675 (a) Southern Missouri Bancorp, Inc 297,597
24,349 (a) Southside Bancshares, Inc 684,694
86,272 (a) SOUTHSTATE BANK CORP 7,648,013
38,203 (a) Stellar Bancorp, Inc 1,124,314
21,096 (a) Stock Yards Bancorp, Inc 1,371,662
110,649 Synovus Financial Corp 4,939,371
38,762 (a) Texas Capital Bancshares, Inc 3,249,806
119,035 (a) TFS Financial Corp 1,583,166
11,131 (a) Tompkins Trustco, Inc 706,373
56,169 Towne Bank 1,826,054
24,322 (a) Trico Bancshares 1,075,762
17,672 (a) Triumph Financial, Inc 962,417
1,082,686 Truist Financial Corp 48,320,276
19,519 (a) TrustCo Bank Corp NY 736,061
45,567 (a) Trustmark Corp 1,696,004
57,830 UMB Financial Corp 6,180,870
135,795 (a) United Bankshares, Inc 4,860,103
103,599 (a) United Community Banks, Inc 3,025,091
22,107 (a) Univest Financial Corp 649,062
1,320,500 US Bancorp 61,640,940
408,245 Valley National Bancorp 4,437,623
88,539 (a) Washington Federal, Inc 2,570,287
15,885 (a) Washington Trust Bancorp, Inc 432,707
153,531 Webster Financial Corp 8,757,408
2,735,390 Wells Fargo & Co 237,896,868
84,645 (a) WesBanco, Inc 2,547,815
8,366 (a) West Bancorporation, Inc 177,945
20,400 (a) Westamerica Bancorporation 972,060
91,934 Western Alliance Bancorp 7,111,095
57,335 Wintrust Financial Corp 7,454,697
47,065 (a) WSFS Financial Corp 2,451,616
130,592 Zions Bancorporation 6,805,149
TOTAL BANKS 2,119,286,129
CAPITAL GOODS - 6.9%
90,270 (a),(b) 3D Systems Corp 258,172
453,154 3M Co 75,450,141
95,292 A.O. Smith Corp 6,288,319
54,660 (b) Aaon, Inc 5,377,997
23,678 (a) AAR Corp 1,993,924
26,578 Acuity Brands, Inc 9,702,299
57,160 Advanced Drainage Systems, Inc 8,005,258
25,824 (a) Aebi Schmidt Holding AG. 287,938
112,178 Aecom Technology Corp 15,071,114

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
26,586 (a) Aerovironment, Inc $ 9,834,427
27,273 (a) AerSale Corp 202,366
53,416 AGCO Corp 5,510,395
78,291 Air Lease Corp 4,999,663
11,995 (a) Alamo Group, Inc 2,143,746
34,459 (a) Albany International Corp (Class A) 1,949,690
115,006 (a) Allegheny Technologies, Inc 11,382,144
76,759 Allegion plc 12,724,339
6,208 (a) Allied Motion Technologies, Inc 339,453
70,198 Allison Transmission Holdings, Inc 5,794,845
12,889 (a) Alta Equipment Group, Inc 78,881
35,576 (a) Ameresco, Inc 1,405,964
27,449 (a) American Superconductor Corp 1,625,804
12,826 (a) American Woodmark Corp 817,401
193,097 Ametek, Inc 39,026,835
85,527 (a) Amprius Technologies, Inc 1,205,075
315,483 (a) API Group Corp 11,616,084
18,243 (a) Apogee Enterprises, Inc 667,876
30,780 Applied Industrial Technologies, Inc 7,913,230
471,564 (a) Archer Aviation, Inc 5,290,948
50,409 Arcosa, Inc 5,141,718
11,536 (a) Argan, Inc 3,532,439
35,058 Armstrong World Industries, Inc 6,676,095
157,065 (a),(b) Array Technologies, Inc 1,360,183
17,527 (a) Astec Industries, Inc 815,531
17,487 (a) Astronics Corp 860,011
34,587 Atkore, Inc 2,395,150
70,062 Atmus Filtration Technologies, Inc 3,186,420
63,012 (a) Axon Enterprise, Inc 46,139,277
18,025 AZZ, Inc 1,799,796
179,820 (a) Bloom Energy Corp 23,765,011
25,060 (a) Blue Bird Corp 1,251,998
11,068 (a) BlueLinx Holdings, Inc 724,290
609,734 (a) Boeing Co 122,568,729
33,731 Boise Cascade Co 2,377,698
11,845 (a) Bowman Consulting Group Ltd 512,770
27,967 (a),(b) Brookfield Business Corp 1,019,677
91,879 (a) Builders FirstSource, Inc 10,673,583
73,250 BWX Technologies, Inc 15,646,932
15,862 (a),(b) Byrna Technologies, Inc 321,205
8,806 (a),(b) Cadre Holdings, Inc 373,903
37,748 Carlisle Cos, Inc 12,269,987
42,020 Carpenter Technology Corp 13,274,118
664,425 Carrier Global Corp 39,526,643
388,444 Caterpillar, Inc 224,233,183
32,151 (a) Centuri Holdings, Inc 649,129
36,781 (a) Chart Industries, Inc 7,342,223
669,075 CNH Industrial NV 7,018,597
20,151 Columbus McKinnon Corp 327,051
28,861 Comfort Systems USA, Inc 27,867,604
887 (a) Concrete Pumping Holdings, Inc 5,668
43,404 (a) Construction Partners, Inc 4,963,247
169,838 (a) Core & Main, Inc 8,862,147
45,095 Crane Co 8,568,050
15,294 (a) CSW Industrials, Inc 3,829,923
113,217 Cummins, Inc 49,552,817
31,419 Curtiss-Wright Corp 18,717,241
55,814 (a),(b) Custom Truck One Source, Inc 328,744
207,036 Deere & Co 95,574,029
80,220 (a) DNOW, Inc 1,179,234
100,446 Donaldson Co, Inc 8,462,575
17,088 Douglas Dynamics, Inc 516,570

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
112,262 Dover Corp $ 20,371,063
7,460 (a) Ducommun, Inc 684,455
12,598 (a) DXP Enterprises, Inc 1,507,351
21,956 (a) Dycom Industries, Inc 6,318,717
330,997 Eaton Corp plc 126,295,215
37,042 EMCOR Group, Inc 25,032,243
468,869 Emerson Electric Co 65,440,046
46,405 (a) Energy Recovery, Inc 793,990
55,416 Enerpac Tool Group Corp 2,274,273
33,465 EnerSys 4,221,944
116,702 (a),(b) Enovix Corp 1,399,257
16,390 EnPro Industries, Inc 3,802,644
189,927 (a),(b) Eos Energy Enterprises, Inc 3,044,530
44,651 Esab Corp 5,216,130
19,331 ESCO Technologies, Inc 4,242,575
49,319 (a) Everus Construction Group, Inc 4,482,604
971,872 (a) Fastenal Co 39,992,533
46,155 (a) Federal Signal Corp 5,447,675
162,617 Ferguson Enterprises, Inc 40,410,324
98,402 Flowserve Corp 6,715,936
46,207 (a),(b) Fluence Energy, Inc 970,347
131,134 (a) Fluor Corp 6,395,405
271,307 Fortive Corp 13,657,594
104,386 Fortune Brands Innovations, Inc 5,302,809
37,279 (a) Franklin Electric Co, Inc 3,532,931
171,229 (a) Freyr Battery, Inc 636,972
81,029 FTAI Aviation Ltd 14,009,914
227,491 (a) Gates Industrial Corp plc 5,023,001
29,966 (a) GATX Corp 4,700,167
232,268 GE Vernova, Inc 135,909,298
26,667 (a) Gencor Industries, Inc 362,405
45,953 (a) Generac Holdings, Inc 7,721,023
213,400 General Dynamics Corp 73,601,660
886,006 General Electric Co 273,731,554
26,448 (a) Gibraltar Industries, Inc 1,650,091
25,662 (a) Global Industrial Co 729,314
18,896 (a) Gorman-Rupp Co 849,753
147,695 Graco, Inc 12,077,020
6,866 (a) Graham Corp 427,683
39,368 (a) Granite Construction, Inc 4,051,361
60,950 (a) Great Lakes Dredge & Dock Corp 691,783
33,587 Greenbrier Cos, Inc 1,402,929
40,831 (a) Griffon Corp 3,021,902
130,446 (a) Hayward Holdings, Inc 2,213,669
36,168 HEICO Corp 11,493,105
62,409 HEICO Corp (Class A) 15,460,582
23,945 (a) Helios Technologies, Inc 1,325,595
28,560 Herc Holdings, Inc 4,056,948
78,974 Hexcel Corp 5,638,744
76,991 Hillenbrand, Inc 2,432,916
103,419 (a) Hillman Solutions Corp 953,523
537,633 Honeywell International, Inc 108,241,652
338,833 Howmet Aerospace, Inc 69,782,656
44,136 Hubbell, Inc 20,743,920
33,445 (a) Hudson Technologies, Inc 303,513
35,838 Huntington Ingalls Industries, Inc 11,540,553
306,800 (a),(b) Hyliion Holdings Corp 727,116
7,156 (a) Hyster-Yale Materials Handling, Inc 257,187
67,464 (a) IDEX Corp 11,567,377
9,895 (a) IES Holdings, Inc 3,877,653
241,749 Illinois Tool Works, Inc 58,967,416
343,146 Ingersoll Rand, Inc 26,192,334

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
15,632 (a) Insteel Industries, Inc $ 488,344
96,892 (a),(b) Intuitive Machines, Inc 1,155,922
66,877 ITT, Inc 12,376,926
82,032 (a) Janus International Group, Inc 787,507
95,278 (a) JELD-WEN Holding, Inc 413,507
41,736 John Bean Technologies Corp 5,262,910
552,157 Johnson Controls International plc 63,161,239
9,278 (a) Kadant, Inc 2,566,851
13,064 (a) Karman Holdings, Inc 1,100,511
63,395 (a) Kennametal, Inc 1,391,520
140,203 (a) Kratos Defense & Security Solutions, Inc 12,702,392
157,139 L3Harris Technologies, Inc 45,428,885
4,474 (a) Lawson Products, Inc 122,319
26,580 Lennox International, Inc 13,422,900
65,281 (a) Leonardo DRS, Inc 2,386,673
13,116 (a) Limbach Holdings, Inc 1,239,200
47,515 Lincoln Electric Holdings, Inc 11,139,892
8,406 Lindsay Corp 935,083
35,722 (a) Loar Holdings, Inc 2,826,682
177,136 Lockheed Martin Corp 87,129,656
32,814 (a) LSI Industries, Inc 751,112
30,526 (a) Luxfer Holdings plc 372,417
25,887 (a) Manitowoc Co, Inc 263,271
178,413 Masco Corp 11,554,026
47,879 (a) Mastec, Inc 9,774,977
104,386 (a) Masterbrand, Inc 1,318,395
26,438 (a) Mayville Engineering Co Inc 471,125
21,770 McGrath RentCorp 2,338,969
33,465 (a) Mercury Computer Systems, Inc 2,590,526
161,051 (a),(b) Microvast Holdings, Inc 877,728
46,376 (a) Middleby Corp 5,761,290
12,532 (a) Miller Industries, Inc 503,034
27,127 Moog, Inc (Class A) 5,556,966
74,482 (a) MRC Global, Inc 1,039,024
40,108 (a) MSC Industrial Direct Co (Class A) 3,405,570
86,341 (a) Mueller Industries, Inc 9,140,922
123,593 Mueller Water Products, Inc (Class A) 3,171,396
15,607 (a) MYR Group, Inc 3,397,644
25,952 (a),(b) NANO Nuclear Energy, Inc 1,233,758
3,753 (a) National Presto Industries, Inc 401,458
660,793 (a),(b) Net Power, Inc 2,524,229
114,362 (a) Newpark Resources, Inc 1,406,653
126,371 (a) NEXTracker, Inc 12,791,273
50,093 (a) Nordson Corp 11,619,071
113,634 Northrop Grumman Corp 66,299,757
5,136 (a) Northwest Pipe Co 308,982
109,092 (a) NuScale Power Corp 4,894,958
138,034 nVent Electric plc 15,784,188
2,380 (a) Omega Flex, Inc 65,807
66,840 (a) Orion Marine Group, Inc 719,867
51,245 Oshkosh Corp 6,317,996
331,399 Otis Worldwide Corp 30,740,571
70,404 Owens Corning, Inc 8,963,133
444,749 PACCAR, Inc 43,763,302
17,348 (a) Park Aerospace Corp 332,388
108,916 Parker-Hannifin Corp 84,173,552
133,782 Pentair plc 14,227,716
905,054 (a) Plug Power, Inc 2,434,595
6,237 (a),(b) Powell Industries, Inc 2,391,203
5,714 (a),(b) Power Solutions International, Inc 489,233
1,157 (a) Preformed Line Products Co 245,411
44,905 Primoris Services Corp 6,354,956

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
20,651 (a) Proto Labs, Inc $ 1,027,594
71,483 (a) Quanex Building Products Corp 1,015,773
124,821 Quanta Services, Inc 56,060,856
517,293 (a),(b) QXO, Inc 9,140,567
25,790 (a) RBC Bearings, Inc 11,051,789
60,202 (a) Redwire Corp 473,790
58,146 Regal-Beloit Corp 8,192,190
112,180 (a) Resideo Technologies, Inc 4,801,304
34,968 (a) REV Group, Inc 1,792,809
342,629 (a) Rocket Lab Corp 21,578,774
92,370 Rockwell Automation, Inc 34,025,413
1,135,139 RTX Corp 202,622,312
6,598 Rush Enterprises, Inc 346,197
44,730 Rush Enterprises, Inc (Class A) 2,210,109
415,513 (a) Satellogic, Inc 793,630
134,984 (a) Sensata Technologies Holding plc 4,296,541
181,997 (a) Shoals Technologies Group, Inc 1,912,788
37,416 Simpson Manufacturing Co, Inc 6,603,924
40,856 (a) SiteOne Landscape Supply, Inc 5,301,883
42,466 (a) Snap-On, Inc 14,249,466
106,309 (a) Spirit Aerosystems Holdings, Inc (Class A) 3,900,477
41,025 (a) SPX Technologies, Inc 9,185,087
113,112 (a) StandardAero, Inc 3,267,806
8,453 (a) Standex International Corp 1,971,493
130,458 Stanley Black & Decker, Inc 8,834,616
23,409 (a) Sterling Construction Co, Inc 8,846,261
191,646 (a) Sunrun, Inc 3,978,571
25,412 (a) Tecnoglass, Inc 1,515,318
24,854 (a) Tennant Co 1,988,320
69,107 (a) Terex Corp 3,180,304
151,739 (a) Textron, Inc 12,262,029
22,578 (a) Thermon Group Holdings, Inc 648,666
48,377 Timken Co 3,798,078
51,987 (a) Titan International, Inc 392,502
13,882 (a) Titan Machinery, Inc 227,665
82,930 Toro Co 6,197,359
186,708 Trane Technologies plc 83,766,544
5,151 (a) Transcat, Inc 374,220
47,577 TransDigm Group, Inc 62,254,980
100,182 (a) Trex Co, Inc 4,840,794
82,023 Trinity Industries, Inc 2,244,970
23,799 (a) Tutor Perini Corp 1,603,101
43,251 (a) UFP Industries, Inc 3,984,715
54,318 United Rentals, Inc 47,320,755
24,501 (a) V2X, Inc 1,398,762
18,457 Valmont Industries, Inc 7,630,678
321,909 Vertiv Holdings Co 62,083,370
15,571 (a) Vicor Corp 1,412,757
19,685 VSE Corp 3,556,686
37,526 W.W. Grainger, Inc 36,737,954
39,430 Wabash National Corp 316,229
27,663 Watsco, Inc 10,180,261
26,804 (a) Watts Water Technologies, Inc (Class A) 7,306,770
40,493 WESCO International, Inc 10,509,148
141,689 Westinghouse Air Brake Technologies Corp 28,966,899
168,942 (a) WillScot Mobile Mini Holdings Corp 3,674,489
50,447 Woodward Inc 13,222,663
25,062 (a) Worthington Enterprises, Inc 1,405,728
35,235 (a) Xometry, Inc 1,715,592
199,333 Xylem, Inc 30,069,383

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
140,071 (a) Zurn Elkay Water Solutions Corp $ 6,598,745
TOTAL CAPITAL GOODS 3,862,782,226
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
49,137 (a) ABM Industries, Inc 2,112,891
91,019 (a) ACCO Brands Corp 342,231
110,227 (a) ACV Auctions, Inc 999,759
88,153 Alight, Inc 253,881
141,138 (a) Amentum Holdings, Inc 3,162,903
33,223 (a) Asure Software, Inc 294,024
342,958 Automatic Data Processing, Inc 89,271,967
21,308 Barrett Business Services, Inc 862,335
27,933 (a),(b) BlackSky Technology, Inc 589,945
110,250 Booz Allen Hamilton Holding Corp 9,609,390
34,803 (a) BrightView Holdings, Inc 428,773
35,470 Brink's Co 3,942,845
97,552 Broadridge Financial Solutions, Inc 21,500,461
19,011 (a) CACI International, Inc (Class A) 10,688,935
54,887 (a) Casella Waste Systems, Inc (Class A) 4,861,342
43,111 (a),(b) CBIZ, Inc 2,371,105
25,717 (a) CECO Environmental Corp 1,257,304
122,132 (a) Ceridian HCM Holding, Inc 8,395,354
13,622 (a) Cimpress plc 942,779
290,367 Cintas Corp 53,215,560
300,482 (a) Clarivate plc 1,021,639
44,744 (a) Clean Harbors, Inc 9,419,059
38,023 (a) Concentrix Corp 1,532,707
132,462 (a) Conduent, Inc 315,260
745,793 (a) Copart, Inc 32,076,557
100,942 (a) CoreCivic, Inc 1,870,455
4,484 (a) CRA International, Inc 854,157
26,157 CSG Systems International, Inc 2,047,308
30,980 Deluxe Corp 561,048
78,667 (a) Ennis, Inc 1,290,139
104,364 Equifax, Inc 22,031,240
132,285 (a) ExlService Holdings, Inc 5,172,343
41,992 (a) Exponent, Inc 2,973,453
53,505 (a) First Advantage Corp 675,768
8,190 (a) Forrester Research, Inc 58,395
9,141 (a) Franklin Covey Co 155,214
31,944 (a) FTI Consulting, Inc 5,271,079
149,184 (a) Genpact Ltd 5,691,370
110,839 (a) GEO Group, Inc 1,880,938
61,320 (a) Harsco Corp 748,717
56,484 (a) Healthcare Services Group 1,009,369
14,986 (a) Heidrick & Struggles International, Inc 874,733
56,093 (a) Herman Miller, Inc 876,173
39,729 HNI Corp 1,625,711
17,579 (a) Huron Consulting Group, Inc 2,890,691
14,225 (a) ICF International, Inc 1,141,983
25,703 (a),(b) Innodata, Inc 1,917,701
30,132 (a) Insperity, Inc 1,329,424
40,589 Interface, Inc 1,010,666
97,802 Jacobs Solutions, Inc 15,238,530
105,937 KBR, Inc 4,538,341
25,446 (a) Kelly Services, Inc (Class A) 285,250
14,799 (a) Kforce, Inc 374,415
44,482 Korn/Ferry International 2,877,985
82,778 (a) Legalzoom.com, Inc 825,297
104,343 Leidos Holdings, Inc 19,874,211
20,481 (a) Liquidity Services, Inc 490,315
39,935 Manpower, Inc 1,224,407
46,121 (a) MAXIMUS, Inc 3,833,577

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
51,680 (a) Mistras Group, Inc $ 493,027
19,414 (a) Montrose Environmental Group, Inc 502,434
29,217 MSA Safety, Inc 4,587,945
99,756 (a) OPENLANE, Inc 2,635,553
47,740 (a) Parsons Corp 3,969,104
274,723 Paychex, Inc 32,150,833
44,093 Paycom Software, Inc 8,249,359
37,253 (a) Paylocity Holding Corp 5,262,731
131,794 Pitney Bowes, Inc 1,302,125
174,956 (a) Planet Labs PBC 2,353,158
83,380 (a) Quad Graphics, Inc 459,424
161,078 RB Global, Inc 15,982,159
171,577 Republic Services, Inc 35,729,194
31,570 (a) Resources Connection, Inc 138,908
95,845 Robert Half International, Inc 2,510,181
250,978 Rollins, Inc 14,458,843
43,704 Science Applications International Corp 4,095,502
151,210 (a) Spire Global, Inc 1,645,165
170,101 SS&C Technologies Holdings, Inc 14,444,977
72,578 (a) Steelcase, Inc (Class A) 1,158,345
239,975 Tetra Tech, Inc 7,674,400
79,603 (a) TIC Solutions, Inc 965,584
166,720 TransUnion 13,534,330
31,176 TriNet Group, Inc 1,870,560
27,408 (a) TrueBlue, Inc 129,914
13,566 (a),(b) TTEC Holdings, Inc 47,345
16,144 (a) Unifirst Corp 2,491,826
86,222 (a) Upwork, Inc 1,374,379
199,267 Veralto Corp 19,663,668
119,037 Verisk Analytics, Inc 26,040,534
157,937 (a) Verra Mobility Corp 3,665,718
101,978 Vestis Corp 535,384
35,967 (a) Virco Mfg. Corp 263,278
309,495 Waste Management, Inc 61,827,816
7,913 (a) Willdan Group, Inc 747,858
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 665,950,970
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
19,450 (a) 1-800-FLOWERS.COM, Inc (Class A) 70,020
41,896 (a) Abercrombie & Fitch Co (Class A) 3,039,555
44,300 Academy Sports & Outdoors, Inc 2,121,527
57,145 (b) Advance Auto Parts, Inc 2,693,244
12,218 (a) A-Mark Precious Metals, Inc 324,754
8,099,903 (a) Amazon.com, Inc 1,978,158,311
151,292 American Eagle Outfitters, Inc 2,528,089
4,429 (a) America's Car-Mart, Inc 98,501
37,251 (a) Arhaus, Inc 373,255
88,408 Arko Corp 389,437
17,268 (a) Asbury Automotive Group, Inc 4,051,073
27,134 (a) Autonation, Inc 5,423,273
14,134 (a) Autozone, Inc 51,934,394
196,056 (a) BARK, Inc 177,980
179,567 Bath & Body Works, Inc 4,395,800
152,405 Best Buy Co, Inc 12,518,547
24,858 (a) Boot Barn Holdings, Inc 4,714,320
26,352 (a) Buckle, Inc 1,444,090
16,431 (a) Build-A-Bear Workshop, Inc 890,889
54,905 (a) Burlington Stores, Inc 15,021,459
27,131 (a) Caleres, Inc 299,526
45,155 Camping World Holdings, Inc 594,240
112,104 (a) Carmax, Inc 4,698,279
111,825 (a) Carvana Co 34,278,835
175,022 (a) Chewy, Inc 5,901,742

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,051,070 (a) Coupang, Inc $ 33,602,708
44,243 (a),(b) Designer Brands, Inc 163,257
52,849 Dick's Sporting Goods, Inc 11,703,411
3,335 Dillard's, Inc (Class A) 2,001,267
390,342 eBay, Inc 31,738,708
97,051 (a) Etsy, Inc 6,017,162
109,447 (a) EVgo, Inc 449,827
46,886 (a) Five Below, Inc 7,373,761
89,712 (a) Floor & Decor Holdings, Inc 5,605,206
346,695 (a) GameStop Corp (Class A) 7,727,832
182,581 Gap, Inc 4,171,976
10,885 (a) Genesco, Inc 315,774
116,619 Genuine Parts Co 14,846,765
19,249 (a),(b) GigaCloud Technology, Inc 538,587
10,513 Group 1 Automotive, Inc 4,179,338
19,850 (a),(b) Groupon, Inc 399,580
12,079 (a) Haverty Furniture Cos, Inc 263,443
838,681 Home Depot, Inc 318,354,921
104,497 Kohl's Corp 1,700,166
29,092 (a),(b) Lands' End, Inc 457,908
21,647 Lithia Motors, Inc (Class A) 6,798,890
195,614 LKQ Corp 6,251,823
472,642 Lowe's Cos, Inc 112,550,239
182,797 Macy's, Inc 3,562,713
14,865 (a),(b) MarineMax, Inc 368,206
24,916 (a) Monro Muffler, Inc 365,019
14,919 Murphy USA, Inc 5,343,986
60,209 (a) National Vision Holdings, Inc 1,550,382
35,743 (a) ODP Corp 996,515
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 6,906,708
7,506 (a),(b) OneWater Marine, Inc 116,568
722,723 (a) O'Reilly Automotive, Inc 68,253,960
84,850 (a) Overstock.com, Inc 654,193
19,648 (a) Penske Auto Group, Inc 3,145,055
63,078 (a) Petco Health & Wellness Co, Inc 200,588
32,909 Pool Corp 8,788,677
127,958 (a) RealReal, Inc 1,562,367
26,266 (a) Revolve Group, Inc 581,004
11,142 (a) RH 1,921,884
270,898 Ross Stores, Inc 43,051,110
124,307 (a) Sally Beauty Holdings, Inc 1,878,279
22,839 (a),(b) Savers Value Village, Inc 210,347
10,676 (a) Shoe Carnival, Inc 195,691
39,515 Signet Jewelers Ltd 3,906,058
17,467 (a),(b) Sleep Number Corp 96,068
17,973 (a) Sonic Automotive, Inc (Class A) 1,141,825
107,982 (a) Stitch Fix, Inc 452,445
83,380 (a) ThredUp, Inc 732,910
936,903 TJX Cos, Inc 131,297,586
21,328 (a),(b) Torrid Holdings, Inc 26,660
453,520 Tractor Supply Co 24,539,967
37,232 (a) Ulta Beauty, Inc 19,356,172
20,356 (a) Upbound Group, Inc 394,499
53,953 (a) Urban Outfitters, Inc 3,485,903
113,676 (a) Valvoline, Inc 3,752,445
67,822 (a) Victoria's Secret & Co 2,390,725
64,680 (a) Warby Parker, Inc 1,267,081
74,009 (a) Wayfair, Inc 7,660,672
98,812 Williams-Sonoma, Inc 19,203,124
3,199 (a) Winmark Corp 1,289,741

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
17,055 (a) Zumiez, Inc $ 369,241
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,084,370,063
CONSUMER DURABLES & APPAREL - 0.7%
29,457 (a) Acushnet Holdings Corp 2,277,910
122,382 (a) Amer Sports, Inc 3,821,990
48,209 (a),(b) AMMO, Inc 77,134
37,938 (a) Beazer Homes USA, Inc 849,811
45,616 (a) BK LC Lux Finco 2 Sarl 1,820,535
55,041 Brunswick Corp 3,638,761
146,000 (a) Callaway Golf Co 1,373,860
87,246 (a) Capri Holdings Ltd 1,810,354
39,511 Carter's, Inc 1,240,645
7,534 (a) Cavco Industries, Inc 3,991,513
12,180 (a) Century Communities, Inc 723,492
17,828 (a) Clarus Corp 59,546
21,667 Columbia Sportswear Co 1,075,333
39,614 Cricut, Inc 210,350
38,756 (a) Crocs, Inc 3,165,978
120,810 (a) Deckers Outdoor Corp 9,846,015
225,401 DR Horton, Inc 33,602,781
28,420 (a),(b) Dream Finders Homes, Inc 562,716
17,863 (a) Ethan Allen Interiors, Inc 431,749
99,142 (a) Figs, Inc 739,599
16,268 (a) Funko, Inc 50,756
139,101 (a) Garmin Ltd 29,759,268
32,892 (a) G-III Apparel Group Ltd 883,150
22,207 (a) Green Brick Partners, Inc 1,437,681
195,017 (a) Hanesbrands, Inc 1,289,062
113,125 Hasbro, Inc 8,632,569
17,902 (a) Helen of Troy Ltd 333,514
5,395 (a) Hovnanian Enterprises, Inc 648,641
17,511 (a) Installed Building Products, Inc 4,346,756
18,019 (a) JAKKS Pacific, Inc 306,323
4,498 (a) Johnson Outdoors, Inc 183,204
54,298 KB Home 3,389,281
52,445 Kontoor Brands, Inc 4,243,849
28,807 (a) Latham Group, Inc 208,851
33,828 La-Z-Boy, Inc 1,072,348
166 (a) Legacy Housing Corp 3,728
169,436 Leggett & Platt, Inc 1,582,532
186,715 (a) Lennar Corp (Class A) 23,109,716
6,572 (a),(b) Lennar Corp (Class B) 775,825
20,665 (a) LGI Homes, Inc 843,339
8,731 (a),(b) Lovesac Co 121,099
83,525 (a) Lululemon Athletica, Inc 14,244,353
27,461 (a) M/I Homes, Inc 3,437,843
15,494 (a) Malibu Boats, Inc 431,818
6,781 (a) Marine Products Corp 57,299
13,757 (a) MasterCraft Boat Holdings, Inc 275,965
253,886 (a) Mattel, Inc 4,666,425
54,886 Meritage Homes Corp 3,708,098
45,619 (a) Mohawk Industries, Inc 5,184,143
11,455 Movado Group, Inc 208,596
254,821 Newell Rubbermaid, Inc 866,391
980,570 Nike, Inc (Class B) 63,335,016
2,194 (a) NVR, Inc 15,820,539
182,278 (a) On Holding AG. 6,771,628
11,713 (a) Oxford Industries, Inc 431,624
301,470 (a) Peloton Interactive, Inc 2,188,672
49,830 Polaris Industries, Inc 3,293,763
170,441 Pulte Homes, Inc 20,430,763
37,306 PVH Corp 2,922,179

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
30,648 Ralph Lauren Corp $ 9,796,940
5,014 (a) Rocky Brands, Inc 141,345
66,788 (a) SharkNinja Global SPV Ltd 5,710,374
45,632 (a) Skyline Champion Corp 3,113,471
39,576 (a) Smith & Wesson Brands, Inc 379,336
97,889 (a) Sonos, Inc 1,680,754
59,762 Steven Madden Ltd 2,026,529
31,019 (a) Sturm Ruger & Co, Inc 1,315,516
171,039 Tapestry, Inc 18,783,503
84,857 (a) Taylor Morrison Home Corp 5,029,474
171,452 Tempur Sealy International, Inc 13,603,002
84,307 Toll Brothers, Inc 11,377,230
24,113 (a) TopBuild Corp 10,187,260
92,678 (a) Tri Pointe Homes, Inc 2,951,794
142,219 (a),(b) Under Armour, Inc (Class A) 655,630
152,950 (a),(b) Under Armour, Inc (Class C) 679,098
327,295 VF Corp 4,595,222
44,369 Whirlpool Corp 3,178,151
60,869 (a) Wolverine World Wide, Inc 1,381,726
87,376 (a) YETI Holdings, Inc 2,969,910
TOTAL CONSUMER DURABLES & APPAREL 402,372,944
CONSUMER SERVICES - 2.0%
42,715 (a) Accel Entertainment, Inc 435,266
328,335 ADT, Inc 2,902,481
36,733 (a) Adtalem Global Education, Inc 3,600,569
353,916 (a) Airbnb, Inc 44,784,531
11,881 (a) American Public Education, Inc 397,895
232,262 Aramark 8,798,085
2,687 (a) Biglari Holdings, Inc (B Shares) 970,840
16,236 (a) BJ's Restaurants, Inc 551,375
101,155 (a) Bloomin' Brands, Inc 690,889
27,523 Booking Holdings, Inc 139,754,638
49,009 Boyd Gaming Corp 3,816,331
53,584 (a) Bright Horizons Family Solutions, Inc 5,852,980
42,293 (a) Brinker International, Inc 4,595,557
177,460 (a) Caesars Entertainment, Inc 3,566,946
916,127 (a) Carnival Corp 26,411,941
13,917 (a) Carriage Services, Inc 622,090
84,220 (a) Cava Group, Inc 4,525,141
31,587 (a) Cheesecake Factory 1,573,033
1,143,628 (a) Chipotle Mexican Grill, Inc (Class A) 36,241,571
27,242 (b) Choice Hotels International, Inc 2,532,416
54,716 Churchill Downs, Inc 5,427,827
147,520 (a) Coursera, Inc 1,242,118
17,056 Cracker Barrel Old Country Store, Inc 574,787
96,750 Darden Restaurants, Inc 17,429,512
30,838 (a) Dave & Buster's Entertainment, Inc 453,010
49,845 (a) Denny's Corp 194,894
13,530 (b) Dine Brands Global Inc. 334,462
25,501 Domino's Pizza, Inc 10,161,128
303,953 (a) DoorDash, Inc 77,316,525
406,325 (a) DraftKings, Inc 12,429,482
75,581 (a) Driven Brands Holdings, Inc 1,084,587
28,613 (a) Duolingo, Inc 7,743,822
103,102 (a) Dutch Bros, Inc 5,726,285
12,211 (a) El Pollo Loco Holdings, Inc 124,796
9,603 (a) European Wax Center, Inc 37,452
100,859 Expedia Group, Inc 22,188,980
7,261 (a) First Watch Restaurant Group, Inc 119,734
148,640 (a) Flutter Entertainment plc 34,572,178
63,264 (a) Frontdoor, Inc 4,202,627
168,724 (a) Genius Sports Ltd 1,899,832

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
52,701 (a),(b) Global Business Travel Group I $ 414,230
19,659 (a) Golden Entertainment, Inc 397,112
2,812 (a) Graham Holdings Co 2,846,110
21,828 (a) Grand Canyon Education, Inc 4,110,212
113,055 H&R Block, Inc 5,623,356
66,461 (a) Hilton Grand Vacations, Inc 2,754,808
195,116 Hilton Worldwide Holdings, Inc 50,137,007
36,903 (b) Hyatt Hotels Corp 5,070,841
30,674 (a) Inspired Entertainment, Inc 231,589
114,945 (a) International Game Technology plc 1,914,984
17,265 (a),(b) Jack in the Box, Inc 276,931
62,386 (a),(b) Krispy Kreme, Inc 223,966
4,466 (a),(b) Kura Sushi USA, Inc 254,249
262,583 Las Vegas Sands Corp 15,584,301
110,233 (a) Laureate Education, Inc 3,200,064
100,520 (a) Life Time Group Holdings, Inc 2,485,860
75,566 (a),(b) Light & Wonder, Inc 5,493,648
16,280 (a) Lincoln Educational Services Corp 316,158
50,626 (a) Lindblad Expeditions Holdings, Inc 610,550
191,898 Marriott International, Inc (Class A) 50,004,781
31,047 Marriott Vacations Worldwide Corp 2,048,481
23,701 Matthews International Corp (Class A) 555,077
603,821 McDonald's Corp 180,198,301
157,121 (a) MGM Resorts International 5,032,586
56,702 (a) Mister Car Wash, Inc 316,964
9,593 (a) Monarch Casino & Resort, Inc 864,041
98,040 (a),(b) Nerdy, Inc 97,050
360,855 (a) Norwegian Cruise Line Holdings Ltd 8,090,369
56,804 (a) OneSpaWorld Holdings Ltd 1,321,829
24,598 (a) Papa John's International, Inc 1,249,824
138,532 (a) Penn National Gaming, Inc 2,280,237
51,762 Perdoceo Education Corp 1,643,961
74,794 (a) Planet Fitness, Inc 6,783,068
36,820 (a),(b) Portillo's, Inc 196,987
6,503 (a) RCI Hospitality Holdings, Inc 161,990
43,399 Red Rock Resorts, Inc 2,313,601
273,212 Restaurant Brands International, Inc 17,947,296
211,957 Royal Caribbean Cruises Ltd 60,795,626
103,180 (a) Rush Street Interactive, Inc 1,749,933
238,986 (a) Sabre Corp 488,726
38,148 (a) SeaWorld Entertainment, Inc 1,846,363
43,146 (a),(b) Serve Robotics, Inc 570,822
101,567 Service Corp International 8,481,860
30,862 (a) Shake Shack, Inc 2,978,492
68,957 Six Flags Entertainment Corp 1,584,632
963,625 Starbucks Corp 77,928,354
17,816 (a) Strategic Education, Inc 1,353,660
39,613 (a) Stride, Inc 2,695,268
107,220 (a) Super Group SGHC Ltd 1,157,976
82,698 (a),(b) Sweetgreen, Inc 520,170
23,787 (a) Target Hospitality Corp 182,922
61,389 Texas Roadhouse, Inc (Class A) 10,042,013
54,484 Travel & Leisure Co 3,420,505
55,854 (a) Udemy, Inc 318,088
31,874 (a) Universal Technical Institute, Inc 947,295
32,770 (b) Vail Resorts, Inc 4,860,774
14,279 (a) Viad Corp 506,619
128,557 (a) Viking Holdings Ltd 7,822,693
26,053 (b) Wendy's Co 222,493
25,052 Wingstop, Inc 5,427,015
68,358 Wyndham Hotels & Resorts, Inc 5,019,528
68,236 (a) Wynn Resorts Ltd 8,119,402

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
29,226 (a) Xponential Fitness, Inc $ 196,399
237,575 Yum! Brands, Inc 32,835,241
TOTAL CONSUMER SERVICES 1,121,013,901
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
329,301 (a) Albertsons Cos, Inc 5,825,335
23,900 Andersons, Inc 1,106,809
117,079 (a) BJ's Wholesale Club Holdings, Inc 10,333,392
30,443 Casey's General Stores, Inc 15,623,043
25,883 (a) Chefs' Warehouse, Inc 1,527,097
374,373 Costco Wholesale Corp 341,222,271
178,136 (a) Dollar General Corp 17,574,898
166,559 (a) Dollar Tree, Inc 16,509,328
85,229 (a) Grocery Outlet Holding Corp 1,159,967
38,586 (a) HF Foods Group, Inc 83,346
9,950 (a) Ingles Markets, Inc (Class A) 687,545
512,547 Kroger Co 32,613,366
138,940 (a) Maplebear, Inc 5,121,328
10,408 (a) Natural Grocers by Vitamin Cottage, Inc 333,993
136,613 (a) Performance Food Group Co 13,215,942
17,346 (a) Pricesmart, Inc 1,993,749
87,100 (a) Sprouts Farmers Market, Inc 6,877,416
408,418 Sysco Corp 30,337,289
383,864 Target Corp 35,591,870
41,913 (a) United Natural Foods, Inc 1,578,024
184,217 (a) US Foods Holding Corp 13,377,839
4,530 (a) Village Super Market (Class A) 142,106
3,687,794 Walmart, Inc 373,130,997
14,813 (a) Weis Markets, Inc 938,255
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 926,905,205
ENERGY - 2.9%
253,466 Antero Midstream Corp 4,372,289
237,852 (a) Antero Resources Corp 7,352,005
308,328 (a) APA Corp 6,983,629
158,438 Archrock, Inc 4,003,728
37,685 Ardmore Shipping Corp 474,454
40,060 (b) Atlas Energy Solutions, Inc 495,943
837,859 Baker Hughes Co 40,560,754
74,590 Berry Corp 251,368
350,327 (a),(b) Borr Drilling Ltd 1,086,014
22,773 (a) Bristow Group, Inc 926,861
613,297 (a) Cabot Oil & Gas Corp 14,510,607
58,903 Cactus, Inc 2,601,746
61,384 California Resources Corp 2,895,483
57,303 (a),(b) Calumet, Inc 1,120,847
13,765 (a),(b) Centrus Energy Corp 5,058,087
181,136 Cheniere Energy, Inc 38,400,832
180,509 Chesapeake Energy Corp 18,648,385
1,617,701 Chevron Corp 255,143,802
55,190 Chord Energy Corp 5,006,837
45,110 Civitas Resources, Inc 1,300,521
115,507 (a) Clean Energy Fuels Corp 330,350
114,472 (a) CNX Resources Corp 3,853,128
79,213 (a),(b) Comstock Resources, Inc 1,485,244
1,073,286 ConocoPhillips 95,372,194
38,444 (a) Core Laboratories, Inc 612,797
42,176 Core Natural Resources, Inc 3,331,904
217,233 (a) Crescent Energy Co 1,831,274
24,649 (a) CVR Energy, Inc 877,258
64,227 (a) Delek US Holdings, Inc 2,425,212
505,265 Devon Energy Corp 16,416,060
27,601 DHT Holdings, Inc 366,541
165,865 Diamondback Energy, Inc 23,750,209

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
28,543 (a) Diversified Energy Co plc $ 361,069
28,709 (a) DMC Global, Inc 231,395
47,288 Dorian LPG Ltd 1,364,259
85,380 DT Midstream, Inc 9,348,256
19,390 (a),(b) Empire Petroleum Corp 58,364
153,847 (a),(b) Encore Energy Corp 475,387
121,539 (a),(b) Energy Fuels, Inc 2,492,765
463,708 EOG Resources, Inc 49,078,855
511,775 EQT Corp 27,420,905
14,387 Excelerate Energy, Inc 372,767
59,737 (a) Expro Group Holdings NV 811,228
3,658,642 Exxon Mobil Corp 418,402,299
30,260 (a) FLEX LNG Ltd 785,852
15,687 (a) Forum Energy Technologies, Inc 420,098
23,566 (a) FutureFuel Corp 92,614
1,153,847 (a) Gevo, Inc 2,700,002
73,946 Golar LNG Ltd 3,035,483
191,994 (a) Granite Ridge Resources, Inc 1,013,728
35,517 (a) Green Plains, Inc 365,115
9,172 (a) Gulfport Energy Operating Corp 1,706,084
713,482 Halliburton Co 19,149,857
201,984 (a) Helix Energy Solutions Group, Inc 1,357,333
78,305 (a) Helmerich & Payne, Inc 2,056,289
133,178 HF Sinclair Corp 6,871,985
23,983 (a) Innovex International, Inc 481,339
42,867 (a) International Seaways, Inc 2,196,076
1,668,637 Kinder Morgan, Inc 43,701,603
21,638 (a) Kinetik Holdings, Inc 833,279
44,209 (a) Kodiak Gas Services, Inc 1,630,428
683,242 (a) Kosmos Energy Ltd 1,072,690
186,435 Liberty Energy, Inc 3,376,338
7,384 (a) Lightbridge Corp 198,113
128,450 Magnolia Oil & Gas Corp 2,884,987
260,376 Marathon Petroleum Corp 50,749,886
84,517 Matador Resources Co 3,335,041
144,729 Murphy Oil Corp 4,095,831
10,562 (a),(b) Nabors Industries Ltd 512,468
6,549 (a) Nacco Industries, Inc (Class A) 276,892
103,512 (a),(b) NextDecade Corp 613,826
104,120 Noble Corp plc 3,055,922
168,162 (a) Nordic American Tankers Ltd 618,836
77,394 Northern Oil and Gas, Inc 1,712,729
280,439 NOV, Inc 4,094,409
596,014 (a) Occidental Petroleum Corp 24,555,777
82,766 (a) Oceaneering International, Inc 1,927,620
127,953 (a) Oil States International, Inc 763,879
527,031 ONEOK, Inc 35,311,077
218,815 Ovintiv, Inc 8,207,751
42,318 (a) Par Pacific Holdings, Inc 1,691,874
273,456 (a) Patterson-UTI Energy, Inc 1,714,569
96,438 PBF Energy, Inc 3,295,286
132,200 Peabody Energy Corp 3,624,924
600,884 Permian Resources Corp 7,547,103
344,496 Phillips 66 46,899,685
19,704 (a) ProFrac Holding Corp 107,781
145,202 (a) ProPetro Holding Corp 1,507,197
209,680 Range Resources Corp 7,454,124
38,949 (a) Ranger Energy Services, Inc 535,159
24,264 (a) Rex American Resources Corp 777,176
9,029 (a) Riley Exploration Permian, Inc 234,935
255,004 (a) RPC, Inc 1,326,021
47,327 (a),(b) Sable Offshore Corp 495,040

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
18,387 (a) SandRidge Energy, Inc $ 218,989
1,233,282 Schlumberger Ltd 44,472,149
37,115 Scorpio Tankers, Inc 2,289,996
37,559 (a) SEACOR Marine Holdings, Inc 238,875
60,397 (a) Seadrill Ltd 1,906,129
50,298 Select Water Solutions, Inc 581,445
169,282 (a),(b) SFL Corp Ltd 1,262,844
96,934 SM Energy Co 2,024,951
21,978 (a) Solaris Oilfield Infrastructure, Inc 1,169,889
102,784 (a) Talos Energy, Inc 1,008,311
180,322 Targa Resources Corp 27,776,801
333,914 TechnipFMC plc 13,807,344
110,431 (a) Teekay Corp Ltd 1,062,346
24,988 (a) Teekay Tankers Ltd 1,524,268
89,720 (a) Tetra Technologies, Inc 633,423
15,428 Texas Pacific Land Corp 14,554,467
38,631 (a) Tidewater, Inc 1,954,342
639,998 (a) Transocean Ltd 2,457,592
351,294 (a) Uranium Energy Corp 5,315,078
156,657 (a) Vaalco Energy, Inc 615,662
62,702 (a) Valaris Ltd 3,518,836
263,864 Valero Energy Corp 44,740,780
149,993 (a) Viper Energy, Inc 5,633,737
291 (a) Vital Energy, Inc 4,572
19,327 (a),(b) Vitesse Energy, Inc 420,362
105,827 (a),(b) W&T Offshore, Inc 222,237
60,923 Weatherford International plc 4,489,416
5,195 (a) Western Midstream Partners LP 194,657
1,028,758 Williams Cos, Inc 59,534,225
50,146 World Fuel Services Corp 1,296,274
TOTAL ENERGY 1,630,166,020
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
67,908 Acadia Realty Trust 1,295,006
91,170 Agree Realty Corp 6,656,322
57,396 (a) Alexander & Baldwin, Inc 916,614
2,341 (a) Alexander's, Inc 517,197
146,220 Alexandria Real Estate Equities, Inc 8,512,928
24,923 (a) Alpine Income Property Trust, Inc 365,870
42,194 (a) American Assets Trust, Inc 806,327
115,327 American Healthcare REIT, Inc 5,226,620
292,626 American Homes 4 Rent 9,246,982
397,312 American Tower Corp 71,110,902
229,759 Americold Realty Trust, Inc 2,961,593
228,578 (a) Apartment Investment and Management Co 1,216,035
127,492 Apple Hospitality REIT, Inc 1,426,635
51,087 Armada Hoffler Properties, Inc 334,109
123,442 AvalonBay Communities, Inc 21,469,033
139,598 Boston Properties, Inc 9,937,982
32,707 (a) Braemar Hotels & Resorts, Inc 83,403
139,261 Brandywine Realty Trust 477,665
242,399 Brixmor Property Group, Inc 6,341,158
190,769 Broadstone Net Lease, Inc 3,418,580
15,761 (a) BRT Apartments Corp 231,844
92,462 Camden Property Trust 9,198,120
174,947 CareTrust REIT, Inc 6,061,914
20,606 CBL & Associates Properties, Inc 609,319
21,625 Centerspace 1,281,281
43,190 Chatham Lodging Trust 276,416
45,741 (a) City Office REIT, Inc 315,613
21,137 Community Healthcare Trust, Inc 309,868
100,984 Corporate Office Properties Trust 2,844,719
115,041 Cousins Properties, Inc 2,983,013

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
352,680 Crown Castle, Inc $ 31,818,790
21,615 (a) CTO Realty Growth, Inc 360,538
197,821 CubeSmart 7,451,917
75,814 Curbline Properties Corp 1,748,271
157,600 DiamondRock Hospitality Co 1,232,432
285,284 Digital Realty Trust, Inc 48,615,246
246,911 (a) Diversified Healthcare Trust 1,051,841
181,095 Douglas Emmett, Inc 2,343,369
39,049 (a) Easterly Government Properties, Inc 844,239
40,446 EastGroup Properties, Inc 7,059,040
106,758 Empire State Realty Trust, Inc 788,942
59,303 EPR Properties 2,907,033
83,211 Equinix, Inc 70,397,338
155,258 Equity Lifestyle Properties, Inc 9,478,501
325,948 Equity Residential 19,374,349
150,862 Essential Properties Realty Trust, Inc 4,507,757
52,849 Essex Property Trust, Inc 13,305,793
179,504 Extra Space Storage, Inc 23,970,964
21,102 (a) Farmland Partners, Inc 211,653
73,495 Federal Realty Investment Trust 7,069,484
103,143 First Industrial Realty Trust, Inc 5,701,745
94,814 Four Corners Property Trust, Inc 2,241,403
213,103 Gaming and Leisure Properties, Inc 9,517,180
28,059 Getty Realty Corp 769,658
37,072 (a) Gladstone Commercial Corp 423,733
22,586 (a) Gladstone Land Corp 204,629
10,904 (a) Global Medical REIT, Inc 334,753
178,326 (a) Global Net Lease, Inc 1,358,844
229,444 Healthcare Realty Trust, Inc 4,065,748
540,041 Healthpeak Properties, Inc 9,693,736
104,113 Highwoods Properties, Inc 2,980,755
606,824 Host Hotels & Resorts Inc 9,721,320
171,592 Hudson Pacific Properties, Inc 418,684
160,640 Independence Realty Trust, Inc 2,558,995
28,462 (a) Innovative Industrial Properties, Inc 1,427,369
51,970 InvenTrust Properties Corp 1,423,978
487,306 Invitation Homes, Inc 13,717,664
246,451 Iron Mountain, Inc 25,372,130
90,901 JBG SMITH Properties 1,771,660
85,729 Kilroy Realty Corp 3,622,050
582,732 Kimco Realty Corp 12,039,243
166,378 Kite Realty Group Trust 3,683,609
76,767 Lamar Advertising Co 9,103,799
293,064 Lexington Realty Trust 2,781,177
60,707 Lineage, Inc 2,391,856
44,252 (a) LTC Properties, Inc 1,552,360
209,540 Macerich Co 3,593,611
75,492 Mack-Cali Realty Corp 1,084,065
415,927 (a) Medical Properties Trust, Inc 2,150,343
104,198 Mid-America Apartment Communities, Inc 13,361,310
106,012 (a) Millrose Properties, Inc 3,414,647
34,339 (a) National Health Investors, Inc 2,558,599
152,857 National Retail Properties, Inc 6,184,594
42,722 National Storage Affiliates Trust 1,242,783
12,391 (a) NET Lease Office Properties 363,676
79,116 NETSTREIT Corp 1,473,140
41,930 (a) NexPoint Diversified Real Estate Trust 133,337
17,985 NexPoint Residential Trust, Inc 551,600
244,476 Omega Healthcare Investors, Inc 10,275,326
17,267 (a) One Liberty Properties, Inc 346,894
131,991 (a) Outfront Media, Inc 2,334,921
124,853 (a) Paramount Group, Inc 816,539

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
161,681 Park Hotels & Resorts, Inc $ 1,663,697
23,540 (a) Peakstone Realty Trust 318,025
101,003 Pebblebrook Hotel Trust 1,056,491
114,921 Phillips Edison & Co, Inc 3,888,927
115,722 Piedmont Office Realty Trust, Inc 932,719
22,498 Plymouth Industrial REIT, Inc 494,956
15,321 Postal Realty Trust, Inc 226,904
64,590 PotlatchDeltic Corp 2,583,600
787,557 Prologis, Inc 97,727,948
136,205 Public Storage, Inc 37,941,265
163,032 (a) Rayonier, Inc 3,598,116
756,624 Realty Income Corp 43,869,060
158,447 Regency Centers Corp 10,924,921
186,446 Rexford Industrial Realty, Inc 7,703,949
206,936 RLJ Lodging Trust 1,407,165
52,448 Ryman Hospitality Properties, Inc 4,558,256
210,350 Sabra Health Care REIT, Inc 3,748,437
51,477 (a) Safehold, Inc 742,813
9,694 (a) Saul Centers, Inc 287,039
83,406 SBA Communications Corp 15,970,581
150,290 Service Properties Trust 321,621
31,248 Sila Realty Trust, Inc 740,578
277,851 Simon Property Group, Inc 48,835,092
37,907 SITE Centers Corp 277,858
58,669 SL Green Realty Corp 3,012,653
8,325 (a) Smartstop Self Storage REIT, Inc 285,964
133,255 STAG Industrial, Inc 5,099,669
93,397 Summit Hotel Properties, Inc 480,061
101,035 Sun Communities, Inc 12,791,031
159,255 Sunstone Hotel Investors, Inc 1,409,407
104,878 Tanger Factory Outlet Centers, Inc 3,414,828
82,128 Terreno Realty Corp 4,691,973
285,558 UDR, Inc 9,620,449
37,174 UMH Properties, Inc 540,510
10,070 (a) Universal Health Realty Income Trust 384,875
83,482 Urban Edge Properties 1,605,359
382,430 Ventas, Inc 28,219,510
907,926 VICI Properties, Inc 27,228,701
163,610 Vornado Realty Trust 6,207,363
137,487 Washington REIT 2,261,661
568,532 (c) Welltower, Inc 102,927,033
607,992 Weyerhaeuser Co 13,983,816
31,390 (a) Whitestone REIT 393,631
183,081 (c) WP Carey, Inc 12,083,346
92,154 Xenia Hotels & Resorts, Inc 1,133,494
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,137,329,380
FINANCIAL SERVICES - 7.6%
26,889 Affiliated Managers Group, Inc 6,398,506
227,470 (a) Affirm Holdings, Inc 16,350,544
829,772 AGNC Investment Corp 8,297,720
11,267 (a) Alerus Financial Corp 237,959
211,801 Ally Financial, Inc 8,253,885
462,122 American Express Co 166,701,269
79,809 Ameriprise Financial, Inc 36,135,121
542,798 Annaly Capital Management, Inc 11,491,034
43,756 Apollo Commercial Real Estate Finance, Inc 428,371
347,228 Apollo Global Management, Inc 43,163,913
138,147 (a) Arbor Realty Trust, Inc 1,393,903
26,410 (a) Ares Commercial Real Estate Corp 117,789
158,584 (a) Ares Management Corp 23,583,027
28,935 (a) ARMOUR Residential REIT, Inc 469,326
55,250 (a) Artisan Partners Asset Management, Inc 2,412,215

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
3,795 (a) Atlanticus Holdings Corp $ 209,142
8,476 (a) Bakkt Holdings, Inc 234,531
25,565 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 1,099,551
598,683 Bank of New York Mellon Corp 64,615,856
1,557,848 (a) Berkshire Hathaway, Inc 743,934,734
275,709 BGC Group, Inc 2,519,980
128,590 BlackRock, Inc 139,238,538
132,203 Blackstone Mortgage Trust, Inc 2,443,111
622,106 Blackstone, Inc 91,225,624
463,714 (a) Block, Inc 35,214,441
476,604 (a),(b) Blue Owl Capital, Inc 7,516,045
36,876 Bread Financial Holdings, Inc 2,310,281
33,250 (a) Brightsphere Investment Group, Inc 1,599,325
72,747 (a) BrightSpire Capital, Inc 375,374
322,996 (a) Brookfield Asset Management Ltd 17,461,164
148,330 (a) Burford Capital Ltd 1,475,883
64,986 (a) Cannae Holdings, Inc 1,161,950
42,561 (a) Cantaloupe, Inc 449,444
532,543 Capital One Financial Corp 117,154,135
206,788 (a) Carlyle Group, Inc 11,025,936
10,688 Cass Information Systems, Inc 422,497
87,360 Cboe Global Markets, Inc 21,459,110
1,444,742 Charles Schwab Corp 136,557,014
96,369 (a) Chimera Investment Corp 1,229,668
71,387 (a) Claros Mortgage Trust, Inc 228,438
305,426 CME Group, Inc 81,087,549
22,619 (a) Cohen & Steers, Inc 1,545,330
177,962 (a) Coinbase Global, Inc 61,179,776
46,488 (a) Compass Diversified Trust 296,593
231,750 Corebridge Financial, Inc 7,545,780
57,972 (a) Corpay, Inc 15,093,010
5,387 (a),(b) Credit Acceptance Corp 2,409,821
7,154 (a) Dave, Inc 1,712,095
2,620 (a) Diamond Hill Investment Group, Inc 336,277
114,921 DigitalBridge Group, Inc 1,359,515
21,354 (a) Donnelley Financial Solutions, Inc 981,216
103,388 (a) Dynex Capital, Inc 1,368,857
66,167 (a) Ellington Financial, Inc 881,344
33,565 (a) Enact Holdings, Inc 1,198,942
19,960 (a) Encore Capital Group, Inc 829,937
28,542 (a) Enova International, Inc 3,412,767
256,762 Equitable Holdings, Inc 12,684,043
90,053 Essent Group Ltd 5,454,510
39,548 (a) Euronet Worldwide, Inc 3,000,111
31,406 Evercore Partners, Inc (Class A) 9,250,951
75,626 (a) EVERTEC, Inc 2,153,072
33,949 Factset Research Systems, Inc 9,057,593
8,178 (a) Federal Agricultural Mortgage Corp 1,297,358
440,808 Fidelity National Information Services, Inc 27,559,316
29,291 FirstCash Holdings, Inc 4,642,623
457,178 (a) Fiserv, Inc 30,489,201
80,416 (a) Flywire Corp 1,071,141
12,820 (a),(b) Forge Global Holdings, Inc 281,271
64,711 (a) Franklin BSP Realty Trust, Inc 656,170
259,566 Franklin Resources, Inc 5,868,787
13,745 (a) Freedom Holding Corp 2,112,057
23,662 (a) GCM Grosvenor, Inc 272,350
202,144 (a) Global Payments, Inc 15,718,717
253,032 Goldman Sachs Group, Inc 199,735,870
39,301 (a) Green Dot Corp 456,285
32,522 (a) Hamilton Lane, Inc 3,706,207
114,439 Hannon Armstrong Sustainable Infrastructure Capital, Inc 3,171,105

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
41,860 (a) Houlihan Lokey, Inc $ 7,496,289
357,440 Interactive Brokers Group, Inc (Class A) 25,149,478
482,417 Intercontinental Exchange, Inc 70,572,783
23,706 (a) International Money Express, Inc 352,982
323,852 Invesco Ltd 7,675,292
31,093 (a) Invesco Mortgage Capital, Inc 234,130
63,918 Jack Henry & Associates, Inc 9,519,947
65,488 Jackson Financial, Inc 6,601,845
106,680 Janus Henderson Group plc 4,646,981
130,629 Jefferies Financial Group, Inc 6,901,130
565,621 KKR & Co, Inc 66,929,933
38,895 KKR Real Estate Finance Trust, Inc 316,605
89,739 Ladder Capital Corp 948,541
75,192 Lazard, Inc 3,669,370
91,135 (a) LendingClub Corp 1,584,838
8,934 (a) LendingTree, Inc 571,776
69,216 LPL Financial Holdings, Inc 26,115,889
19,506 Marex Group plc 592,007
31,065 MarketAxess Holdings, Inc 4,972,264
420,596 (a) Marqeta, Inc 1,905,300
687,382 Mastercard, Inc (Class A) 379,427,990
13,914 (a) Merchants Bancorp 433,978
119,851 (a) MFA Financial, Inc 1,077,460
221,969 MGIC Investment Corp 6,086,390
51,317 (a) Moelis & Co 3,249,906
132,509 Moody's Corp 63,644,073
965,536 Morgan Stanley 158,347,904
23,298 Morningstar, Inc 4,946,165
63,432 MSCI, Inc (Class A) 37,332,904
351,527 Nasdaq Stock Market, Inc 30,052,043
89,103 (a) Navient Corp 1,089,730
55,688 (a) NCR Corp ATM 2,054,887
11,253 Nelnet, Inc (Class A) 1,452,200
27,715 (a) NerdWallet, Inc 323,434
74,821 (a) New York Mortgage Trust, Inc 499,056
76,344 (a) NMI Holdings, Inc 2,781,212
159,110 (a) Northern Trust Corp 20,472,684
99,140 OneMain Holdings, Inc 5,868,097
76,300 (a) Open Lending Corp 144,970
38,141 (a) OppFi, Inc 371,875
19,230 (a) Orchid Island Capital, Inc 139,033
37,029 (a) P10, Inc 376,215
169,691 (a) Pagseguro Digital Ltd 1,627,337
32,804 (a),(b) Patria Investments Ltd 477,954
312,241 (a) Payoneer Global, Inc 1,807,875
809,016 (a) PayPal Holdings, Inc 56,040,538
25,684 (a) Paysafe Ltd 282,781
24,785 PennyMac Financial Services, Inc 3,118,201
78,042 (a) PennyMac Mortgage Investment Trust 939,626
46,923 (a) Perella Weinberg Partners 876,522
13,027 Piper Jaffray Cos 4,159,000
18,416 PJT Partners, Inc 2,967,002
34,184 (a) PRA Group, Inc 468,663
50,105 PROG Holdings, Inc 1,449,538
133,385 Radian Group, Inc 4,527,087
158,156 Raymond James Financial, Inc 25,094,613
47,942 (a) Ready Capital Corp 140,470
89,598 (a) Redwood Trust, Inc 475,765
5,861 (a) Regional Management Corp 230,630
115,576 (a) Remitly Global, Inc 1,853,839
63,890 (a) Repay Holdings Corp 274,088
452,154 (a) Rithm Capital Corp 4,960,129

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
621,562 (a) Robinhood Markets, Inc $ 91,232,870
745,841 (a) Rocket Cos, Inc 12,425,711
257,689 S&P Global, Inc 125,548,658
97,033 SEI Investments Co 7,821,830
9,991 (a) Sezzle, Inc 654,910
57,055 (a),(b) Shift4 Payments, Inc 3,942,500
173,369 SLM Corp 4,654,958
966,314 (a) SoFi Technologies, Inc 28,680,200
288,641 Starwood Property Trust, Inc 5,247,493
236,762 State Street Corp 27,383,893
59,162 StepStone Group, Inc 3,601,783
86,028 Stifel Financial Corp 10,188,296
240,260 (a) StoneCo Ltd 4,567,343
45,406 (a) StoneX Group, Inc 4,173,720
312,291 Synchrony Financial 23,228,205
191,988 T Rowe Price Group, Inc 19,684,530
369,932 (a) Toast, Inc 13,369,342
46,946 (a) TPG RE Finance Trust, Inc 406,083
112,517 (a) TPG, Inc 6,192,936
103,978 Tradeweb Markets, Inc 10,958,241
59,490 Two Harbors Investment Corp 578,243
72,119 (a),(b) Upstart Holdings, Inc 3,427,095
73,381 (a) UWM Holdings Corp 413,135
36,833 Victory Capital Holdings, Inc 2,293,591
80,736 Virtu Financial, Inc 2,812,842
5,596 (a) Virtus Investment Partners, Inc 911,141
1,438,912 Visa, Inc (Class A) 490,294,875
82,007 Voya Financial, Inc 6,106,241
33,610 Walker & Dunlop, Inc 2,686,111
19,463 (a) Waterstone Financial, Inc 297,784
73,360 (a) Western Union Co 684,449
29,034 (a) WEX, Inc 4,235,480
100,313 (b) WisdomTree, Inc 1,199,743
3,291 (a) World Acceptance Corp 419,504
332,466 (a) XP, Inc 6,057,530
TOTAL FINANCIAL SERVICES 4,251,556,411
FOOD, BEVERAGE & TOBACCO - 1.9%
1,436,492 Altria Group, Inc 80,989,419
407,410 Archer-Daniels-Midland Co 24,660,527
101,738 (a),(b) B&G Foods, Inc (Class A) 406,952
9,546 (a) Boston Beer Co, Inc (Class A) 1,975,927
38,869 (a),(b) BRC, Inc 49,364
38,202 (a) Brown-Forman Corp (Class A) 1,036,038
124,517 (b) Brown-Forman Corp (Class B) 3,390,598
120,286 Bunge Global S.A. 11,379,056
14,278 (a) Calavo Growers, Inc 317,114
33,926 Cal-Maine Foods, Inc 2,978,703
153,922 Campbell Soup Co 4,637,670
120,991 (a) Celsius Holdings, Inc 7,287,288
3,271,906 Coca-Cola Co 225,434,323
48,200 Coca-Cola Consolidated Inc 6,284,316
320,613 ConAgra Brands, Inc 5,511,337
117,145 (a) Constellation Brands, Inc (Class A) 15,390,510
137,434 (a) Darling International, Inc 4,404,760
52,252 Dole plc 665,690
79,172 (a) Flowers Foods, Inc 944,522
34,730 (a) Fresh Del Monte Produce, Inc 1,227,706
37,631 (a) Freshpet, Inc 1,851,822
454,909 (a) General Mills, Inc 21,203,309
68,087 (a) Hain Celestial Group, Inc 78,981
123,431 (a) Hershey Co 20,937,601
206,882 Hormel Foods Corp 4,466,582

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
56,918 Ingredion, Inc $ 6,568,906
11,507 (a) J&J Snack Foods Corp 974,068
82,697 (a) J.M. Smucker Co 8,563,274
7,322 (a) John B Sanfilippo & Son, Inc 459,675
225,669 Kellogg Co 18,744,067
1,062,737 Keurig Dr Pepper, Inc 28,863,937
678,859 (a) Kraft Heinz Co 16,788,183
126,597 Lamb Weston Holdings, Inc 7,814,833
16,901 Lancaster Colony Corp 2,649,908
25,397 (a),(b) Limoneira Co 358,860
213,306 McCormick & Co, Inc 13,685,713
12,426 (a) MGP Ingredients, Inc 300,709
27,002 (a) Mission Produce, Inc 311,063
121,758 (a) Molson Coors Brewing Co (Class B) 5,323,260
1,112,183 Mondelez International, Inc 63,906,035
595,416 (a) Monster Beverage Corp 39,791,651
21,109 (a) National Beverage Corp 723,405
1,163,883 PepsiCo, Inc 170,031,667
1,321,906 Philip Morris International, Inc 190,790,693
41,744 (a) Pilgrim's Pride Corp 1,590,446
43,090 (a) Post Holdings, Inc 4,478,344
183,259 Primo Brands Corp 4,026,200
234 (a) Seaboard Corp 788,575
4,078 (a) Seneca Foods Corp 439,751
74,009 (a) Simply Good Foods Co 1,448,356
75,640 (a) SunOpta, Inc 394,841
45,643 (a) TreeHouse Foods, Inc 830,703
10,372 (a) Turning Point Brands, Inc 932,443
251,699 Tyson Foods, Inc (Class A) 12,939,846
5,040 (a) Universal Corp 255,427
42,921 (a) Utz Brands, Inc 451,958
27,741 (a) Vita Coco Co, Inc 1,142,374
27,103 (a) Vital Farms, Inc 890,334
34,783 (a),(b) Westrock Coffee Co 153,393
TOTAL FOOD, BEVERAGE & TOBACCO 1,054,923,013
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
1,460,069 Abbott Laboratories 180,493,730
84,411 (a),(b) Acadia Healthcare Co, Inc 1,814,836
100,756 (a) Accuray, Inc 142,066
55,713 (a) AdaptHealth Corp 500,860
23,591 (a) Addus HomeCare Corp 2,757,552
237,651 (a) agilon health, Inc 189,289
13,730 (a),(b) AirSculpt Technologies, Inc 142,929
63,016 (a) Align Technology, Inc 8,688,646
92,177 (a) Alignment Healthcare, Inc 1,554,104
80,196 (a) Alphatec Holdings, Inc 1,522,922
155,306 AmerisourceBergen Corp 52,463,920
34,740 (a) AMN Healthcare Services, Inc 684,031
26,981 (a) Angiodynamics, Inc 324,581
31,254 (a) Apollo Medical Holdings, Inc 975,437
32,847 (a) AtriCure, Inc 1,134,864
35,972 (a) Avanos Medical, Inc 399,649
88,380 (a) Aveanna Healthcare Holdings, Inc 799,839
27,811 (a) Axogen, Inc 617,960
460,866 Baxter International, Inc 8,512,195
240,988 Becton Dickinson & Co 43,066,965
82,005 (a),(b) Bioventus, Inc 537,133
1,236,233 (a) Boston Scientific Corp 124,513,388
84,830 (a) BrightSpring Health Services, Inc 2,803,632
182,415 (a) Brookdale Senior Living, Inc 1,690,987
177,702 (a),(b) Butterfly Network, Inc 478,018
203,316 Cardinal Health, Inc 38,786,593

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
15,535 (a) Castle Biosciences, Inc $ 396,143
368,642 (a) Centene Corp 13,038,868
18,098 (a) Ceribell, Inc 206,317
101,278 (a) Certara, Inc 1,177,863
124,755 (a) Cerus Corp 183,390
13,534 Chemed Corp 5,837,214
223,345 Cigna Group 54,587,751
17,214 (a) Claritev Corp 1,120,631
28,049 (a),(b) ClearPoint Neuro, Inc 651,298
325,687 (a),(b) Clover Health Investments Corp 1,149,675
68,331 (a) Concentra Group Holdings Parent, Inc 1,361,154
22,557 (a) Conmed Corp 992,508
177,481 (a) Cooper Cos, Inc 12,407,697
22,341 (a) Corvel Corp 1,652,117
36,466 (a) Cross Country Healthcare, Inc 447,073
28,142 (a) CryoLife, Inc 1,276,803
26,756 (a),(b) CVRx, Inc 272,644
1,059,995 CVS Health Corp 82,838,609
32,073 (a) DaVita, Inc 3,817,328
19,366 (a) Definitive Healthcare Corp 53,644
26,868 (a) Delcath Systems, Inc 264,112
160,327 (a) Dentsply Sirona, Inc 2,021,723
335,844 (a) DexCom, Inc 19,552,838
62,348 (a) DocGo, Inc 67,959
106,732 (a) Doximity, Inc 7,044,312
488,370 (a) Edwards Lifesciences Corp 40,266,107
192,829 Elevance Health, Inc 61,165,359
55,794 Embecta Corp 744,292
89,300 Encompass Health Corp 10,166,805
36,675 (a) Enhabit, Inc 298,168
34,689 (a) Enovis Corp 1,083,684
45,165 Ensign Group, Inc 8,134,217
136,895 (a) Envista Holdings Corp 2,785,813
92,363 (a) Evolent Health, Inc 616,061
15,836 (a) Fulgent Genetics, Inc 355,518
383,510 GE HealthCare Technologies, Inc 28,744,075
16,143 (a) GeneDx Holdings Corp 2,210,138
43,328 (a) Glaukos Corp 3,815,897
93,228 (a) Globus Medical, Inc 5,630,039
100,347 (a) Guardant Health, Inc 9,334,278
41,751 (a) Haemonetics Corp 2,087,968
145,081 HCA, Inc 66,690,834
38,567 (a) Health Catalyst, Inc 124,571
66,364 (a) HealthEquity, Inc 6,276,707
19,996 (a) HealthStream, Inc 491,902
104,474 (a) Henry Schein, Inc 6,602,757
159,566 (a),(b) Hims & Hers Health, Inc 7,253,870
185,842 (a) Hologic, Inc 13,735,582
103,451 Humana, Inc 28,779,034
21,074 (a) ICU Medical, Inc 2,530,777
68,085 (a) IDEXX Laboratories, Inc 42,860,188
20,735 (a) Innovage Holding Corp 93,100
13,893 (a) Inogen, Inc 114,478
26,630 (a) Inspire Medical Systems, Inc 1,919,490
55,942 (a) Insulet Corp 17,510,405
29,128 (a) Integer Holdings Corp 1,880,795
68,255 (a) Integra LifeSciences Holdings Corp 819,743
302,506 (a) Intuitive Surgical, Inc 161,622,906
12,831 (a) iRadimed Corp 985,549
24,799 (a) iRhythm Technologies, Inc 4,644,853
10,108 (a) Joint Corp 79,752
69,669 Labcorp Holdings, Inc 17,693,139

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
60,306 (a) Lantheus Holdings, Inc $ 3,479,053
16,045 (a) LeMaitre Vascular, Inc 1,389,657
46,950 (a) LifeMD, Inc 277,475
98,206 (a) LifeStance Health Group, Inc 481,209
48,529 (a) LivaNova plc 2,554,081
39,596 (a) Masimo Corp 5,569,177
106,066 McKesson Corp 86,055,588
1,092,699 Medtronic plc 99,107,799
53,778 (a) Merit Medical Systems, Inc 4,707,726
45,738 (a) Molina Healthcare, Inc 7,000,658
32,656 (a),(b) Nano-X Imaging Ltd 118,541
9,670 (a) National Healthcare Corp 1,154,985
13,196 (a) National Research Corp 176,299
180,245 (a) Neogen Corp 1,112,112
100,310 (a) NeoGenomics, Inc 980,029
91,637 (a) Novocure Ltd 1,173,870
3,159 (a),(b) Nutex Health, Inc 388,747
36,495 (a) Omnicell, Inc 1,225,137
299,751 (a) Opko Health, Inc 407,661
12,320 (a) OptimizeRx Corp 252,437
150,265 (a) Option Care Health, Inc 3,911,398
54,102 (a) OraSure Technologies, Inc 148,239
24,415 (a) Orthofix Medical, Inc 376,968
10,294 (a) OrthoPediatrics Corp 173,351
16,335 (a) Outset Medical, Inc 214,315
85,566 (a) Owens & Minor, Inc 339,697
36,067 (a) PACS Group, Inc 435,689
61,546 (a) Pediatrix Medical Group, Inc 1,044,436
31,176 (a) Pennant Group, Inc 770,982
29,053 (a) Penumbra, Inc 6,605,781
34,961 (a) Phreesia, Inc 791,517
69,921 Premier, Inc 1,966,179
113,231 (a) Privia Health Group, Inc 2,751,513
55,062 (a) PROCEPT BioRobotics Corp 1,873,760
57,755 (a) Progyny, Inc 1,080,596
18,481 (a) Pulmonx Corp 36,962
21,810 (a),(b) Pulse Biosciences, Inc 369,243
96,211 Quest Diagnostics, Inc 16,928,325
46,743 (a) QuidelOrtho Corp 1,261,594
65,204 (a) RadNet, Inc 4,954,852
120,412 (a) Resmed, Inc 29,727,315
24,262 (a) RxSight, Inc 213,263
46,518 (a) Schrodinger, Inc 978,739
84,676 (a) Select Medical Holdings Corp 1,171,069
15,510 (a),(b) Semler Scientific, Inc 410,395
23,620 (a) SI-BONE, Inc 350,285
17,254 (a),(b) Simulations Plus, Inc 296,424
121,718 (a) Solventum Corp 8,403,411
48,121 (a) STAAR Surgical Co 1,244,890
83,779 STERIS plc 19,746,710
289,840 Stryker Corp 103,252,602
61,036 (a) Surgery Partners, Inc 1,338,519
12,089 (a) SurModics, Inc 331,662
16,050 (a) Tactile Systems Technology, Inc 241,874
106,289 (a) Talkspace, Inc 343,313
50,673 (a) Tandem Diabetes Care, Inc 709,422
124,576 (a) Teladoc Health, Inc 1,075,091
40,335 (a) Teleflex, Inc 5,020,497
73,850 (a) Tenet Healthcare Corp 15,249,287
28,749 (a) TransMedics Group, Inc 3,781,643
39,187 (a) Treace Medical Concepts, Inc 250,405
7,098 (a) UFP Technologies, Inc 1,367,359

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
771,409 UnitedHealth Group, Inc $ 263,482,458
50,337 (a) Universal Health Services, Inc (Class B) 10,923,632
10,256 (a) US Physical Therapy, Inc 884,785
1,493 (a) Utah Medical Products, Inc 86,743
27,524 (a) Varex Imaging Corp 321,756
123,268 (a) Veeva Systems, Inc 35,895,642
43,337 (a) Viemed Healthcare, Inc 279,957
72,307 (a) Waystar Holding Corp 2,592,206
173,242 Zimmer Biomet Holdings, Inc 17,421,216
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,039,204,856
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
103,971 (a) BellRing Brands, Inc 3,132,646
8,367 (a) Central Garden & Pet Co 256,616
40,499 (a) Central Garden and Pet Co (Class A) 1,126,277
194,020 Church & Dwight Co, Inc 17,013,614
97,459 Clorox Co 10,960,239
674,767 Colgate-Palmolive Co 51,990,797
361,993 (a) Coty, Inc 1,437,112
41,696 (a) Edgewell Personal Care Co 808,485
47,155 (a) elf Beauty, Inc 5,759,512
55,449 Energizer Holdings, Inc 1,288,080
203,943 Estee Lauder Cos (Class A) 19,719,249
79,731 (a) Herbalife Ltd 637,848
128,987 (a) Honest Co, Inc 439,846
13,468 (a) Inter Parfums, Inc 1,200,672
1,602,756 Kenvue, Inc 23,031,604
280,806 Kimberly-Clark Corp 33,615,286
8,543 (a),(b) Medifast, Inc 102,687
9,397 (a) Nature's Sunshine Products, Inc 126,672
89,497 (a) Nu Skin Enterprises, Inc (Class A) 959,408
22,666 (a) Oil-Dri Corp of America 1,255,470
96,295 (a),(b) Olaplex Holdings, Inc 100,147
1,980,173 Procter & Gamble Co 297,758,614
68,223 (a) Reynolds Consumer Products, Inc 1,667,370
32,523 (a) Spectrum Brands Holdings, Inc 1,752,339
9,434 (a) USANA Health Sciences, Inc 199,529
10,397 WD-40 Co 2,019,929
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 478,360,048
INSURANCE - 1.8%
416,613 Aflac, Inc 44,656,747
222,474 Allstate Corp 42,608,221
53,101 (a) AMBAC Financial Group, Inc 435,959
54,549 American Financial Group, Inc 7,183,012
481,080 American International Group, Inc 37,986,077
14,885 (a) Amerisafe, Inc 596,591
177,299 Aon plc 60,402,223
312,147 Arch Capital Group Ltd 26,941,408
43,360 Assurant, Inc 9,180,179
36,927 (a) Assured Guaranty Ltd 2,975,578
67,191 Axis Capital Holdings Ltd 6,293,109
49,815 (a) Brighthouse Financial, Inc 2,842,942
240,466 (a) Brown & Brown, Inc 19,174,759
68,812 (a) BRP Group, Inc 1,520,745
311,462 Chubb Ltd 86,256,286
129,513 (a) Cincinnati Financial Corp 20,021,415
24,499 (b) CNA Financial Corp 1,091,430
96,172 (a) CNO Financial Group, Inc 3,848,803
545 Crawford & Co 5,902
20,967 (a) Employers Holdings, Inc 799,472
33,213 Everest Re Group Ltd 10,446,153
15,656 (a) F&G Annuities & Life, Inc 464,200
46,770 (a) Fidelis Insurance Holdings Ltd 840,925

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
231,983 Fidelity National Financial, Inc $ 12,814,741
74,231 First American Financial Corp 4,640,180
213,955 Gallagher (Arthur J.) & Co 53,379,633
303,055 (a) Genworth Financial, Inc (Class A) 2,557,784
76,015 (a) Globe Life, Inc 9,996,733
25,818 (a) Goosehead Insurance, Inc 1,772,922
24,981 (a) Greenlight Capital Re Ltd (Class A) 302,770
51,239 (a) Hamilton Insurance Group Ltd 1,212,827
29,706 Hanover Insurance Group, Inc 5,076,161
235,641 Hartford Financial Services Group, Inc 29,261,899
4,312 (a) HCI Group, Inc 879,691
28,374 (a) Heritage Insurance Holdings, Inc 670,478
17,082 (a) Hippo Holdings, Inc 628,276
34,149 (a) Horace Mann Educators Corp 1,526,802
738 (a) Investors Title Co 190,839
36,673 (a) James River Group Holdings Ltd 187,032
68,646 Kemper Corp 3,088,384
18,754 Kinsale Capital Group, Inc 7,491,660
44,494 (a),(b) Lemonade, Inc 2,673,200
146,332 Lincoln National Corp 6,145,944
138,684 (a) Loews Corp 13,807,379
10,965 (a) Markel Corp 21,650,721
416,724 Marsh & McLennan Cos, Inc 74,239,381
53,327 (a) MBIA, Inc 364,223
21,627 (a) Mercury General Corp 1,671,767
470,454 Metlife, Inc 37,551,638
5,548 (a) NI Holdings, Inc 73,234
205,791 Old Republic International Corp 8,120,513
164,876 (a),(b) Oscar Health, Inc 2,967,768
27,341 (a) Palomar Holdings, Inc 3,117,147
27,704 Primerica, Inc 7,199,439
185,075 Principal Financial Group 15,553,703
42,244 (a) ProAssurance Corp 1,011,744
490,245 Progressive Corp 100,990,470
290,079 Prudential Financial, Inc 30,168,216
55,922 Reinsurance Group of America, Inc (Class A) 10,203,528
37,369 RenaissanceRe Holdings Ltd 9,495,089
70,893 RLI Corp 4,179,851
7,371 (a),(b) Root, Inc 593,513
90,067 (b) Ryan Specialty Holdings, Inc 4,935,672
12,520 (a) Safety Insurance Group, Inc 860,500
56,689 Selective Insurance Group, Inc 4,270,949
111,945 (a) Selectquote, Inc 232,846
86,670 (a) SiriusPoint Ltd 1,577,394
47,055 (a) Skyward Specialty Insurance Group, Inc 2,145,237
19,531 Stewart Information Services Corp 1,333,381
13,676 (a) Tiptree, Inc 242,202
192,451 Travelers Cos, Inc 51,696,188
36,812 (a) Trupanion, Inc 1,472,112
12,454 (a) United Fire Group, Inc 376,484
30,345 (a) United Insurance Holdings Corp 359,285
21,860 (a) Universal Insurance Holdings, Inc 673,725
150,445 Unum Group 11,045,672
241,322 W.R. Berkley Corp 17,215,912
2,176 White Mountains Insurance Group Ltd 4,144,323
84,633 Willis Towers Watson plc 26,498,592
TOTAL INSURANCE 1,003,109,890
MATERIALS - 2.0%
20,558 (a) AdvanSix, Inc 382,173
186,640 Air Products & Chemicals, Inc 45,276,998
101,519 (a) Albemarle Corp 9,972,211
215,932 (a) Alcoa Corp 7,944,138

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
9,873 (a) Alpha Metallurgical Resources, Inc $ 1,710,596
1,930,580 Amcor plc 15,251,582
21,560 (a) American Vanguard Corp 96,373
429,044 (a) AngloGold Ashanti PLC 29,174,992
58,735 Aptargroup, Inc 6,813,847
126,036 (a) Ardagh Metal Packaging S.A. 449,949
42,481 (a) Ashland, Inc 2,077,321
62,712 (a),(b) ASP Isotopes, Inc 635,273
46,496 (a) Aspen Aerogels, Inc 378,477
69,345 Avery Dennison Corp 12,127,747
70,844 Avient Corp 2,271,967
172,888 (a) Axalta Coating Systems Ltd 4,922,121
32,189 (a) Balchem Corp 4,937,471
218,229 Ball Corp 10,256,763
47,966 Cabot Corp 3,236,746
29,630 (a) Caledonia Mining Corp plc 833,196
89,864 (a) Celanese Corp (Series A) 3,454,372
44,567 (a) Century Aluminum Co 1,320,075
130,907 CF Industries Holdings, Inc 10,903,244
147,927 Chemours Co 1,980,743
12,528 (a) Clearwater Paper Corp 221,119
432,505 (a) Cleveland-Cliffs, Inc 5,376,037
485,196 (a) Coeur Mining, Inc 8,330,815
92,973 Commercial Metals Co 5,518,877
26,808 Compass Minerals International, Inc 464,851
125,008 (a) Constellium SE 1,966,376
584,031 Corteva, Inc 35,882,865
568,926 CRH plc 67,759,087
95,240 Crown Holdings, Inc 9,255,423
132,891 (a) Dakota Gold Corp 542,195
619,413 Dow, Inc 14,773,000
349,156 DuPont de Nemours, Inc 28,508,587
30,583 (a) Eagle Materials, Inc 6,493,383
100,895 Eastman Chemical Co 6,005,270
209,282 Ecolab, Inc 53,659,905
155,720 (a) Ecovyst, Inc 1,275,347
181,420 Element Solutions, Inc 4,847,542
109,761 FMC Corp 1,665,074
1,223,391 Freeport-McMoRan, Inc (Class B) 51,015,405
278,912 Graphic Packaging Holding Co 4,459,803
20,180 (a) Greif, Inc (Class A) 1,148,040
5,616 (a) Greif, Inc (Class B) 331,063
46,815 H.B. Fuller Co 2,685,777
14,458 (a) Hawkins, Inc 2,050,867
557,591 Hecla Mining Co 7,176,196
128,609 (a) Huntsman Corp 1,064,883
29,963 (a) Ingevity Corp 1,609,612
19,888 Innospec, Inc 1,463,359
215,328 International Flavors & Fragrances, Inc 13,559,204
441,785 International Paper Co 17,070,572
7,140 (a) Intrepid Potash, Inc 190,138
37,532 (a) Ivanhoe Electric, Inc 555,098
136,775 (a) James Hardie Industries plc 2,862,701
11,630 (a) Kaiser Aluminum Corp 1,052,864
49,319 (a) Knife River Corp 2,981,827
14,468 Koppers Holdings, Inc 408,287
29,170 (a) Kronos Worldwide, Inc 143,516
397,050 Linde plc 166,086,015
53,366 Louisiana-Pacific Corp 4,648,712
91,950 (a) LSB Industries, Inc 775,139
205,096 LyondellBasell Industries NV 9,520,556
51,702 Martin Marietta Materials, Inc 31,698,496

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
17,661 Materion Corp $ 2,024,480
28,271 Minerals Technologies, Inc 1,604,379
284,815 Mosaic Co 7,818,172
100,937 (a),(b) MP Materials Corp 6,368,115
25,893 Myers Industries, Inc 448,726
5,939 NewMarket Corp 4,560,558
930,960 Newmont Goldcorp Corp 75,379,831
175,621 (a) Novagold Resources, Inc 1,455,898
193,934 Nucor Corp 29,099,797
123,701 (a) O-I Glass, Inc 1,396,584
111,865 Olin Corp 2,315,606
12,612 Olympic Steel, Inc 466,644
41,831 (a) Orion S.A. 221,704
77,529 Packaging Corp of America 15,177,077
94,769 (a) Perimeter Solutions, Inc 2,228,019
36,829 (a) Perpetua Resources Corp 885,001
199,043 PPG Industries, Inc 19,456,453
98,667 (a),(b) PureCycle Technologies, Inc 1,142,564
10,040 Quaker Chemical Corp 1,394,456
18,601 (a) Ramaco Resources, Inc 564,726
26,216 (a) Ranpak Holdings Corp 138,945
45,189 (a) Rayonier Advanced Materials, Inc 314,064
42,188 Reliance Steel & Aluminum Co 11,915,157
69,181 Royal Gold, Inc 12,092,147
112,869 RPM International, Inc 12,334,324
19,086 (a) Ryerson Holding Corp 421,037
43,911 (a) Schweitzer-Mauduit International, Inc 468,969
33,395 Scotts Miracle-Gro Co (Class A) 1,787,300
97,268 Sealed Air Corp 3,259,451
35,459 Sensient Technologies Corp 3,343,429
197,612 Sherwin-Williams Co 68,164,283
84,315 (b) Silgan Holdings, Inc 3,256,245
452,029 Smurfit WestRock plc 16,688,911
134,408 (a) Solstice Advanced Materials, Inc 6,057,769
81,102 Sonoco Products Co 3,290,308
75,712 Southern Copper Corp 10,508,826
135,267 (a) SSR Mining, Inc 3,051,624
118,144 Steel Dynamics, Inc 18,524,979
25,522 Stepan Co 1,106,379
62,507 (a) SunCoke Energy, Inc 500,681
27,538 (a) Sylvamo Corp 1,118,043
33,322 (a) TimkenSteel Corp 586,134
19,788 (a) Tredegar Corp 136,735
32,674 (a) Trimas Corp 1,160,907
222,461 Tronox Holdings plc 778,614
4,035 (a) United States Lime & Minerals, Inc 472,983
55,079 (a),(b) US Antimony Corp 444,488
6,593 (a) Valhi, Inc 91,445
108,852 Vulcan Materials Co 31,512,654
50,615 (a) Warrior Met Coal, Inc 3,433,722
24,539 Westlake Chemical Corp 1,688,529
25,062 Worthington Steel, Inc 801,733
TOTAL MATERIALS 1,146,971,863
MEDIA & ENTERTAINMENT - 8.7%
80,989 (a),(b) Advantage Solutions, Inc 103,666
3,996,572 Alphabet, Inc 1,126,313,921
4,908,225 Alphabet, Inc (Class A) 1,380,143,788
193,081 (a) Altice USA, Inc 430,571
349,438 (a) AMC Entertainment Holdings, Inc 905,044
23,685 (a) AMC Networks, Inc 179,532
30,219 (a) Angi, Inc 401,006
6,134 (a),(b) Atlanta Braves Holdings, Inc 264,621

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
36,516 (a) Atlanta Braves Holdings, Inc $ 1,486,932
12,671 (a) Boston Omaha Corp 161,175
116,459 (a) Bumble, Inc 646,347
5,794 (a) Cable One, Inc 860,699
72,900 (a) Cargurus, Inc 2,560,248
50,674 (a) Cars.com, Inc 544,239
73,616 (a) Charter Communications, Inc 17,214,365
82,557 (a) Cinemark Holdings, Inc 2,229,865
3,107,570 Comcast Corp (Class A) 86,499,211
455 (a),(b) Daily Journal Corp 184,293
129,394 (a) DoubleVerify Holdings, Inc 1,472,504
102,570 (a) EchoStar Corp (Class A) 7,679,416
213,429 Electronic Arts, Inc 42,698,606
40,007 (a) Entravision Communications Corp (Class A) 82,814
54,751 (a) Eventbrite, Inc 126,475
14,208 (a) EverQuote, Inc 306,040
175,637 Fox Corp (Class A) 11,354,932
116,246 Fox Corp (Class B) 6,789,929
245,139 (a),(b) fuboTV, Inc 926,625
99,963 (a),(b) Gannett Co, Inc 529,804
72,633 Gray Television, Inc 331,933
13,682 (a) Grindr, Inc 189,633
57,550 (a) IAC, Inc 1,854,261
21,682 (a),(b) Ibotta, Inc 699,461
37,647 (a) IMAX Corp 1,223,151
25,095 (a) Integral Ad Science Holding Corp 256,220
340,395 Interpublic Group of Cos, Inc 8,734,536
20,762 John Wiley & Sons, Inc (Class A) 765,495
100,537 (a) Liberty Broadband Corp 5,410,901
18,787 (a) Liberty Broadband Corp (Class A) 1,004,917
18,107 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,647,375
178,317 (a) Liberty Media Corp-Liberty Formula One (Class C) 17,804,952
20,078 (a) Liberty Media Corp-Liberty Live (Class A) 1,761,644
42,962 (a) Liberty Media Corp-Liberty Live (Class C) 3,884,194
164,005 (a) Lionsgate Studios Corp 1,054,552
128,929 (a) Live Nation, Inc 19,278,753
35,049 (a) Madison Square Garden Entertainment Corp 1,547,764
14,103 (a) Madison Square Garden Sports Corp 3,023,542
113,812 (a) Magnite, Inc 2,034,959
24,627 Marcus Corp 354,629
224,382 Match Group, Inc 7,256,514
12,782 (a) MediaAlpha, Inc 162,970
1,843,563 Meta Platforms, Inc 1,195,274,071
357,890 (a) Netflix, Inc 400,428,805
153,857 New York Times Co (Class A) 8,768,310
345,909 News Corp (Class A) 9,166,589
95,168 (b) News Corp (Class B) 2,899,769
26,811 (a) Nexstar Media Group, Inc 5,247,717
129,946 (a) Nextdoor Holdings, Inc 253,395
172,073 Omnicom Group, Inc 12,908,916
482,899 (a) Pinterest, Inc 15,983,957
61,226 (a) Playstudios, Inc 56,940
37,469 (a) Playtika Holding Corp 137,511
32,246 (a) PubMatic, Inc 269,577
41,070 (a) QuinStreet, Inc 607,425
98,784 (a) Reddit, Inc 20,640,917
518,071 (a) ROBLOX Corp 58,915,034
112,502 (a) Roku, Inc 11,939,837
61,450 (a),(b) Rumble, Inc 421,547
22,422 (b) Scholastic Corp 642,839
17,136 (a) Shutterstock, Inc 428,914
37,146 (a) Sinclair, Inc 507,414

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
169,357 (b) Sirius XM Holdings, Inc $ 3,673,353
19,376 (a),(b) Sphere Entertainment Co 1,326,868
130,384 (a) Spotify Technology S.A. 85,443,243
46,094 (a) Stagwell, Inc 218,947
10,933 (a) Starz Entertainment Corp 114,906
156,129 (a) Take-Two Interactive Software, Inc 40,026,792
19,150 (a) TechTarget, Inc 105,134
120,593 TEGNA, Inc 2,372,064
19,655 (a) Thryv Holdings, Inc 151,540
54,836 (a) TKO Group Holdings, Inc 10,331,102
117,635 (a) TripAdvisor, Inc 1,889,218
85,679 (a) TrueCar, Inc 188,494
83,114 (a) Trump Media & Technology Group Corp 1,273,722
106,282 (a) Vimeo, Inc 829,000
1,529,139 Walt Disney Co 172,211,634
1,973,396 (a) Warner Bros Discovery, Inc 44,302,740
39,638 (a) WideOpenWest, Inc 203,343
56,188 (a) Yelp, Inc 1,853,080
39,402 (a) Ziff Davis, Inc 1,335,728
61,686 (a) ZipRecruiter, Inc 286,840
267,681 (a) ZoomInfo Technologies, Inc 3,003,381
TOTAL MEDIA & ENTERTAINMENT 4,890,019,637
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
83,340 (a) 10X Genomics, Inc 1,136,758
30,824 (a) 4D Molecular Therapeutics, Inc 354,476
1,494,216 AbbVie, Inc 325,798,857
169,725 (a),(b) Absci Corp 726,423
88,298 (a) Acadia Pharmaceuticals, Inc 2,004,365
118,561 (a) Adaptive Biotechnologies Corp 2,058,219
216,439 (a) ADMA Biologics, Inc 3,350,476
240,012 Agilent Technologies, Inc 35,128,156
42,139 (a) Agios Pharmaceuticals, Inc 1,822,090
209,697 (a) Akebia Therapeutics, Inc 463,430
65,113 (a) Akero Therapeutics, Inc 3,529,125
40,430 (a) Aldeyra Therapeutics, Inc 204,980
42,029 (a) Alector, Inc 61,783
130,128 (a) Alkermes plc 3,994,930
49,804 (a) Allogene Therapeutics, Inc 61,757
103,326 (a) Alnylam Pharmaceuticals, Inc 47,120,789
98,040 (a) Altimmune, Inc 397,062
29,291 (a) Alumis, Inc 139,132
456,033 Amgen, Inc 136,093,928
265,666 (a) Amicus Therapeutics, Inc 2,398,964
177,766 (a) Amneal Pharmaceuticals, Inc 1,923,428
28,740 (a) Amphastar Pharmaceuticals, Inc 732,870
64,499 (a) Amylyx Pharmaceuticals, Inc 898,471
15,332 (a) AnaptysBio, Inc 560,845
45,302 (a),(b) Anavex Life Sciences Corp 361,057
16,713 (a) ANI Pharmaceuticals, Inc 1,514,198
10,900 (a) Anika Therapeutics, Inc 106,275
117,303 (a) Annexon, Inc 370,677
89,116 (a) Apellis Pharmaceuticals, Inc 1,913,321
37,983 (a) Apogee Therapeutics, Inc 2,149,458
100,801 (a),(b) Aquestive Therapeutics, Inc 687,463
62,957 (a) Arbutus Biopharma Corp 297,787
35,592 (a) Arcellx, Inc 3,212,178
18,624 (a),(b) Arcturus Therapeutics Holdings, Inc 185,681
33,215 (a) Arcus Biosciences, Inc 655,000
104,348 (a) Arcutis Biotherapeutics, Inc 2,641,048
185,422 (a) Ardelyx, Inc 1,123,657
15,433 (a),(b) ArriVent Biopharma, Inc 289,060
112,071 (a) Arrowhead Pharmaceuticals, Inc 4,750,690

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
63,898 (a),(b) ARS Pharmaceuticals, Inc $ 572,526
53,603 (a) Arvinas, Inc 543,534
40,817 (a) Astria Therapeutics, Inc 515,519
146,157 (a) Atea Pharmaceuticals, Inc 475,010
78,055 (a),(b) aTyr Pharma, Inc 67,596
21,983 (a),(b) Aura Biosciences, Inc 134,756
103,661 (a) Aurinia Pharmaceuticals, Inc 1,365,215
74,237 (a) Avadel Pharmaceuticals plc 1,402,337
568,078 (a) Avantor, Inc 6,714,682
69,101 (a),(b) Avidity Biosciences, Inc 4,826,705
24,845 (a),(b) Avita Medical, Inc 96,150
34,184 (a) Axsome Therapeutics, Inc 4,614,498
101,726 (a),(b) Beam Therapeutics, Inc 2,544,167
132,467 (a) BioCryst Pharmaceuticals, Inc 969,658
123,704 (a) Biogen, Inc 19,083,816
61,978 (a) Biohaven Ltd 1,066,022
17,772 (a) BioLife Solutions, Inc 495,306
167,763 (a) BioMarin Pharmaceutical, Inc 8,987,064
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 5,880,040
129,981 Bio-Techne Corp 8,132,911
130,125 (a) Bridgebio Pharma, Inc 8,151,030
1,721,587 Bristol-Myers Squibb Co 79,313,513
56,174 (a) Brooks Automation, Inc 1,696,455
88,086 Bruker BioSciences Corp 3,430,069
39,266 (a),(b) Candel Therapeutics, Inc 211,251
35,424 (a),(b) Capricor Therapeutics, Inc 230,610
36,257 (a) CareDx, Inc 543,855
135,472 (a) Catalyst Pharmaceuticals, Inc 2,881,489
18,197 (a) Celcuity, Inc 1,404,081
50,208 (a) Celldex Therapeutics, Inc 1,342,060
60,381 (a) CG oncology, Inc 2,612,686
42,197 (a) Charles River Laboratories International, Inc 7,598,414
62,303 (a),(d) Chinook Therapeutics, Inc 623
43,543 (a) ChromaDex Corp 328,314
8,551 (a) Cidara Therapeutics, Inc 934,111
179,971 (a) Codexis, Inc 426,531
87,080 (a) Cogent Biosciences, Inc 1,419,404
27,222 (a) Collegium Pharmaceutical, Inc 979,992
119,048 (a),(b) Compass Therapeutics, Inc 445,240
78,893 (a) Corcept Therapeutics, Inc 5,796,269
72,860 (a),(b) CorMedix, Inc 810,932
73,540 (a) Crinetics Pharmaceuticals, Inc 3,198,990
66,059 (a),(b) CRISPR Therapeutics AG. 4,227,115
29,602 (a) CryoPort, Inc 273,522
110,231 (a) Cullinan Oncology, Inc 954,600
93,386 (a) Cytek Biosciences, Inc 364,205
92,031 (a) Cytokinetics, Inc 5,852,251
539,573 Danaher Corp 116,213,233
53,454 (a) Day One Biopharmaceuticals, Inc 397,698
101,941 (a) Denali Therapeutics, Inc 1,659,599
90,410 (a) Design Therapeutics, Inc 605,747
15,369 (a) Disc Medicine, Inc 1,325,115
103,603 (a) Dynavax Technologies Corp 1,062,967
70,121 (a) Dyne Therapeutics, Inc 1,583,332
75,000 (a) Edgewise Therapeutics, Inc 1,371,000
76,006 (a) Editas Medicine, Inc 234,098
406,143 (a) Elanco Animal Health, Inc 8,996,067
676,559 Eli Lilly & Co 583,775,699
38,857 (a) Emergent Biosolutions, Inc 484,935
16,480 (a) Enanta Pharmaceuticals, Inc 180,621
19,880 (a) Enliven Therapeutics, Inc 465,590
20,959 (a) Entrada Therapeutics, Inc 145,665

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
194,484 (a) Erasca, Inc $ 470,651
165,874 (a),(b) Esperion Thereapeutics, Inc 492,646
25,257 (a),(b) Eton Pharmaceuticals, Inc 454,879
21,778 (a) Evolus, Inc 140,686
155,554 (a) Exact Sciences Corp 10,062,788
202,227 (a) Exelixis, Inc 7,820,118
23,505 (a),(b) EyePoint Pharmaceuticals, Inc 307,680
127,905 (a) Fate Therapeutics, Inc 172,672
232,051 (a) Fluidigm Corp 278,461
14,252 (a) Foghorn Therapeutics, Inc 62,851
75,830 (a) Fortrea Holdings, Inc 793,182
56,383 (a) Fulcrum Therapeutics, Inc 493,351
726,282 (a) Geron Corp 915,115
1,054,042 Gilead Sciences, Inc 126,263,691
22,781 (a),(b) GRAIL, Inc 2,094,257
104,921 (a) Halozyme Therapeutics, Inc 6,839,800
22,623 (a) Harmony Biosciences Holdings, Inc 646,339
21,426 (a),(b) Harrow Health, Inc 809,260
135,329 (a),(b) Heron Therapeutics, Inc 156,982
79,316 (a),(b) Humacyte, Inc 132,458
100,482 (a) Ideaya Biosciences, Inc 3,201,357
136,690 (a) Illumina, Inc 16,886,683
114,982 (a),(b) ImmunityBio, Inc 275,957
43,493 (a) Immunome, Inc 698,933
37,763 (a),(b) Immunovant, Inc 931,991
125,680 (a) Incyte Corp 11,748,566
95,370 (a) Indivior plc 2,801,017
5,064 (a) Inhibrx Biosciences, Inc 413,526
20,258 (a),(d) Inhibrx, Inc 13,117
49,340 (a) Innoviva, Inc 897,988
157,409 (a) Insmed, Inc 29,844,746
86,438 (a) Intellia Therapeutics, Inc 1,090,848
127,693 (a) Ionis Pharmaceuticals, Inc 9,487,590
387,960 (a) Iovance Biotherapeutics, Inc 764,281
142,309 (a) IQVIA Holdings, Inc 30,804,206
676 (a) Jade Biosciences, Inc 6,625
40,917 (a) Janux Therapeutics, Inc 1,174,727
53,458 (a) Jazz Pharmaceuticals plc 7,357,959
2,031,792 Johnson & Johnson 383,744,555
16,585 (a),(b) KalVista Pharmaceuticals, Inc 180,942
31,056 (a) Keros Therapeutics, Inc 472,672
75,293 (a) Kodiak Sciences, Inc 1,364,686
19,582 (a) Krystal Biotech, Inc 3,867,641
46,117 (a) Kura Oncology, Inc 473,622
35,001 (a) Kymera Therapeutics, Inc 2,164,462
36,605 (a) Larimar Therapeutics, Inc 142,393
16,587 (a),(b) LENZ Therapeutics, Inc 492,966
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 2,104,027
61,737 (a) Liquidia Corp 1,503,913
15,515 (a) Madrigal Pharmaceuticals, Inc 6,499,234
20,258 (a) Magenta Therapeutics, Inc 708,625
180,755 (a) MannKind Corp 1,010,420
84,535 (a),(b) Maravai LifeSciences Holdings, Inc 265,440
68,933 (a) MaxCyte, Inc 106,157
18,278 (a) Medpace Holdings, Inc 10,690,985
76,280 (a),(b) MeiraGTx Holdings plc 692,622
2,146,949 Merck & Co, Inc 184,594,675
3,546 (a) Mesa Laboratories, Inc 254,922
44,266 (a) Metsera, Inc 2,790,529
17,656 (a) Mettler-Toledo International, Inc 25,006,016
81,129 (a) MiMedx Group, Inc 620,637
62,350 (a),(b) Mind Medicine MindMed, Inc 885,370

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
20,639 (a) Mineralys Therapeutics, Inc $ 843,310
29,905 (a) Mirum Pharmaceuticals, Inc 2,172,598
301,624 (a) Moderna, Inc 8,192,108
31,239 (a),(b) Monte Rosa Therapeutics, Inc 401,421
63,827 (a) Myriad Genetics, Inc 513,169
111,274 (a) Natera, Inc 22,135,737
81,125 (a) Neurocrine Biosciences, Inc 11,617,911
8,702 (a) Neurogene, Inc 298,131
34,251 (a) Nkarta, Inc 72,270
116,572 (a),(b) Novavax, Inc 979,205
49,240 (a) Nurix Therapeutics, Inc 637,166
31,112 (a) Nuvalent, Inc 3,090,044
159,982 (a),(b) Nuvation Bio, Inc 835,106
151,573 (a) Ocular Therapeutix, Inc 1,767,341
47,004 (a) Olema Pharmaceuticals, Inc 421,626
4,311 (a),(d) OmniAb Operations, Inc 43
4,311 (a),(d) OmniAb Operations, Inc 43
53,864 (a) OmniAb, Inc 83,489
64,901 (a),(b) Organogenesis Holdings, Inc 275,829
219,648 Organon & Co 1,482,624
61,634 (a) ORIC Pharmaceuticals, Inc 811,103
32,703 (a) Pacira BioSciences, Inc 699,190
107,305 PerkinElmer, Inc 10,042,675
72,241 (a) Perrigo Co plc 1,498,278
243,507 (a),(b) Personalis, Inc 2,347,407
432,337 (a),(b) Perspective Therapeutics, Inc 1,180,280
4,812,811 Pfizer, Inc 118,635,791
53,110 (a) Phathom Pharmaceuticals, Inc 719,641
15,122 Phibro Animal Health Corp 636,031
14,495 (a) Praxis Precision Medicines, Inc 2,881,026
293,619 (a) Precigen, Inc 1,215,583
38,952 (a) Prestige Consumer Healthcare, Inc. 2,360,491
121,905 (a) Prime Medicine, Inc 602,211
46,443 (a) Protagonist Therapeutics, Inc 3,651,349
31,004 (a) Prothena Corp plc 333,293
49,447 (a) PTC Therapeutics, Inc 3,377,725
195,884 (a),(b) QIAGEN NV 9,177,165
22,482 (a) Quanterix Corp 120,054
223,684 (a) Quantum-Si, Inc 480,921
289,226 (a),(b) Recursion Pharmaceuticals, Inc 1,596,528
88,097 (a) Regeneron Pharmaceuticals, Inc 57,421,625
27,410 (a) REGENXBIO, Inc 350,026
100,692 (a) Relay Therapeutics, Inc 718,941
50,015 (a) Repligen Corp 7,455,236
162,015 (a) REVOLUTION Medicines, Inc 9,532,963
44,362 (a) Rhythm Pharmaceuticals, Inc 5,046,621
39,794 (a) Rigel Pharmaceuticals, Inc 1,256,695
53,934 (a) Rocket Pharmaceuticals, Inc 203,331
317,271 (a) Roivant Sciences Ltd 6,342,247
337,995 Royalty Pharma plc 12,688,332
102,323 (a) Sana Biotechnology, Inc 506,499
77,287 (a) Sarepta Therapeutics, Inc 1,855,661
82,656 (a) Savara, Inc 343,022
75,236 (a) Scholar Rock Holding Corp 2,228,490
11,020 (a),(b) Selecta Biosciences, Inc 90,033
847,458 (a),(b) SELLAS Life Sciences Group, Inc 1,542,374
46,544 (a) SIGA Technologies, Inc 385,384
36,833 (a) Soleno Therapeutics, Inc 2,473,704
308,960 (a) Solid Biosciences, Inc 1,665,294
163,438 (a) Sotera Health Co 2,713,071
28,421 (a),(b) Spyre Therapeutics, Inc 695,178
42,067 (a) Stoke Therapeutics, Inc 1,263,693

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
100,690 (a),(b) Summit Therapeutics, Inc $ 1,904,048
34,780 (a) Supernus Pharmaceuticals, Inc 1,917,421
61,495 (a) Syndax Pharmaceuticals, Inc 842,482
45,984 (a),(b) Tango Therapeutics, Inc 372,930
40,894 (a) Tarsus Pharmaceuticals, Inc 2,813,916
224,793 (a) Taysha Gene Therapies, Inc 1,114,973
71,686 (a),(b) Tempus AI, Inc 6,440,987
63,815 (a) Terns Pharmaceuticals, Inc 527,112
119,821 (a) TG Therapeutics, Inc 4,167,374
38,181 (a) Theravance Biopharma, Inc 559,733
320,139 Thermo Fisher Scientific, Inc 181,643,667
4,150 (a) Tonix Pharmaceuticals Holding Corp 77,273
77,044 (a) Travere Therapeutics, Inc 2,708,867
62,261 (a) Trevi Therapeutics, Inc 725,963
53,575 (a) Twist Bioscience Corp 1,762,082
15,113 (a),(b) Tyra Biosciences, Inc 239,390
63,606 (a) Ultragenyx Pharmaceutical, Inc 2,200,768
38,931 (a) United Therapeutics Corp 17,341,035
28,232 (a) Upstream Bio, Inc 729,797
34,218 (a),(b) UroGen Pharma Ltd 700,442
42,360 (a) Vanda Pharmaceuticals, Inc 184,266
108,155 (a) Vaxcyte, Inc 4,897,258
36,394 (a) Vera Therapeutics, Inc 1,035,773
49,459 (a) Veracyte, Inc 1,784,481
123,767 (a) Verastem, Inc 1,169,598
34,319 (a) Vericel Corp 1,203,224
218,842 (a) Vertex Pharmaceuticals, Inc 93,132,590
993,763 Viatris, Inc 10,295,385
85,347 (a),(b) Viking Therapeutics, Inc 3,250,014
56,000 (a) Vir Biotechnology, Inc 333,760
69,084 (a) Viridian Therapeutics, Inc 1,632,455
28,592 (a) Voyager Therapeutics, Inc 133,525
49,946 (a) Waters Corp 17,461,122
95,239 (a) WaVe Life Sciences Ltd 860,961
59,831 West Pharmaceutical Services, Inc 16,876,530
42,278 (a) Xencor, Inc 621,909
48,792 (a) Xenon Pharmaceuticals, Inc 2,045,361
159,431 (a) Xeris Biopharma Holdings, Inc 1,546,481
64,413 (a),(b) Zevra Therapeutics, Inc 655,724
378,348 Zoetis, Inc 54,516,163
47,733 (a) Zymeworks, Inc 910,984
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,200,383,006
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
95,865 (a) Anywhere Real Estate, Inc 963,443
251,795 (a) CBRE Group, Inc 38,381,112
383,110 (a) Compass, Inc 2,953,778
360,879 (a) CoStar Group, Inc 24,832,084
170,824 (a) Cushman & Wakefield plc 2,681,937
52,530 (b) eXp World Holdings, Inc 537,907
23,024 (a) Forestar Group, Inc 598,854
12,216 (a) FRP Holdings, Inc 289,519
32,582 (a) Howard Hughes Holdings, Inc 2,583,101
40,287 (a) Jones Lang LaSalle, Inc 12,291,161
159,327 Kennedy-Wilson Holdings, Inc 1,204,512
20,898 (a) Marcus & Millichap, Inc 610,431
18,239 (a) Maui Land & Pineapple Co, Inc 291,824
137,987 (a) Newmark Group, Inc 2,460,308
22,322 (a) Re/Max Holdings, Inc 177,014
84,085 (a) Real Brokerage, Inc 312,796
11,719 (a) RMR Group, Inc 181,293
3,620 (a) Seaport Entertainment Group, Inc 87,133
37,446 St. Joe Co 2,126,184

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
23,298 (a) Tejon Ranch Co $ 368,574
44,172 (a) Zillow Group, Inc (Class A) 3,159,623
136,927 (a) Zillow Group, Inc (Class C) 10,266,787
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 107,359,375
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.2%
37,003 (a) ACM Research, Inc 1,534,144
1,354,530 (a) Advanced Micro Devices, Inc 346,922,224
22,266 (a) Aehr Test Systems 578,693
124,153 (a) Allegro MicroSystems, Inc 3,714,658
15,596 (a) Alpha & Omega Semiconductor Ltd 437,624
29,077 (a) Ambarella, Inc 2,478,233
99,807 (a) Amkor Technology, Inc 3,221,770
419,512 Analog Devices, Inc 98,220,345
672,140 Applied Materials, Inc 156,675,834
106,696 (a) Astera Labs, Inc 19,918,009
27,218 (a) Axcelis Technologies, Inc 2,165,464
3,899,429 Broadcom, Inc 1,441,345,941
17,022 (a) Ceva, Inc 463,169
47,822 (a) Cirrus Logic, Inc 6,343,588
44,780 (a) Cohu, Inc 1,065,316
122,566 (a) Credo Technology Group Holding Ltd 22,995,833
41,045 (a) Diodes, Inc 2,190,161
112,336 (a) Enphase Energy, Inc 3,427,371
128,417 Entegris, Inc 11,759,145
82,763 (a) First Solar, Inc 22,092,755
63,486 (a) Formfactor, Inc 3,488,556
94,351 (a),(b) GLOBALFOUNDRIES, Inc 3,358,896
20,679 (a) Ichor Holdings Ltd 469,000
20,869 (a) Impinj, Inc 4,218,877
120,636 (a) indie Semiconductor, Inc 649,022
3,696,079 Intel Corp 147,806,199
112,452 KLA Corp 135,925,230
47,086 Kulicke & Soffa Industries, Inc 1,880,144
1,084,565 Lam Research Corp 170,775,605
116,584 (a) Lattice Semiconductor Corp 8,505,969
55,186 (a) MACOM Technology Solutions Holdings, Inc 8,174,702
732,031 Marvell Technology, Inc 68,620,586
86,600 (a) MaxLinear, Inc 1,311,990
446,406 Microchip Technology, Inc 27,864,662
940,747 Micron Technology, Inc 210,510,956
53,916 (a) MKS Instruments, Inc 7,748,268
39,412 Monolithic Power Systems, Inc 39,609,060
89,644 (a) Navitas Semiconductor Corp 1,206,608
4,291 (a) NVE Corp 296,294
19,760,605 Nvidia Corp 4,001,324,906
354,254 (a) ON Semiconductor Corp 17,741,040
41,398 (a) Onto Innovation, Inc 5,587,074
36,332 (a) PDF Solutions, Inc 1,058,351
35,747 (a) Penguin Solutions, Inc 796,086
49,870 (a) Photronics, Inc 1,191,893
46,429 Power Integrations, Inc 1,944,911
71,937 (a) Qorvo, Inc 6,828,260
906,218 QUALCOMM, Inc 163,934,836
95,117 (a) Rambus, Inc 9,781,832
241,606 (a) Rigetti Computing, Inc 10,695,898
72,170 (a) Semtech Corp 4,897,456
28,202 (a) Silicon Laboratories, Inc 3,696,718
17,175 (a) SiTime Corp 4,974,567
3,754 (a) SkyWater Technology, Inc 65,639
126,345 Skyworks Solutions, Inc 9,819,533
30,232 (a) Synaptics, Inc 2,144,658
134,686 Teradyne, Inc 24,480,527

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
771,673 Texas Instruments, Inc $ 124,594,323
31,853 (a) Ultra Clean Holdings 873,091
41,731 Universal Display Corp 6,146,142
37,057 (a) Veeco Instruments, Inc 1,065,389
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,393,614,031
SOFTWARE & SERVICES - 11.8%
78,314 (a) 8x8, Inc 144,098
60,250 (a) A10 Networks, Inc 1,074,860
530,683 Accenture plc 132,723,818
97,431 (a) ACI Worldwide, Inc 4,640,639
76,196 Adeia, Inc 1,298,380
359,214 (a) Adobe, Inc 122,244,116
20,876 (a) Agilysys, Inc 2,619,103
131,419 (a) Akamai Technologies, Inc 9,869,567
39,936 (a) Alarm.com Holdings, Inc 1,965,650
49,438 (a),(b) Alkami Technology, Inc 1,003,097
94,224 Amdocs Ltd 7,939,314
68,891 (a) Amplitude, Inc 692,355
18,081 (a) Appfolio, Inc 4,600,349
29,215 (a) Appian Corp 874,405
179,492 (a),(b) Applied Digital Corp 6,221,193
201,826 (a) AppLovin Corp 128,629,765
38,511 (a) Arteris, Inc 524,135
67,566 (a) Asana, Inc 949,302
42,312 (a) ASGN, Inc 1,893,885
134,245 (a) Atlassian Corp Ltd 22,743,788
33,188 (a) AudioEye, Inc 510,100
912,318 (a),(b) Aurora Innovation, Inc 4,780,546
176,294 (a) Autodesk, Inc 53,124,434
162,461 (a) AvePoint, Inc 2,285,826
142,771 (a) Bentley Systems, Inc 7,257,050
249,097 (a),(b) BigBear.ai Holdings, Inc 1,723,751
34,963 (a) BigCommerce Holdings, Inc 161,879
88,953 (a) BILL Holdings, Inc 4,417,406
103,897 (a),(b) Bit Digital, Inc 380,263
78,834 (a) Bitdeer Technologies Group 1,750,115
41,875 (a) Blackbaud, Inc 2,681,675
44,539 (a) BlackLine, Inc 2,549,858
202,594 (a) Blend Labs, Inc 670,586
143,236 (a) Box, Inc 4,596,443
51,645 (a) Braze, Inc 1,480,146
101,053 (a),(b) C3.ai, Inc 1,776,512
231,218 (a) Cadence Design Systems, Inc 78,311,224
431,978 (a) CCC Intelligent Solutions Holdings, Inc 3,766,848
27,699 (a) Cerence, Inc 297,210
235,153 (a),(b) Cipher Mining, Inc 4,385,603
39,753 (a),(b) Circle Internet Group, Inc 5,047,836
138,239 (a) Cleanspark, Inc 2,460,654
70,549 Clear Secure, Inc 2,149,628
189,558 (a) Clearwater Analytics Holdings, Inc 3,489,763
260,738 (a) Cloudflare, Inc 66,044,935
413,357 Cognizant Technology Solutions Corp (Class A) 30,125,458
37,055 (a) Commvault Systems, Inc 5,158,797
232,055 (a) Confluent, Inc 5,423,125
10,805 (a) Consensus Cloud Solutions, Inc 316,803
239,055 (a) Core Scientific, Inc 5,149,245
205,911 (a) Crowdstrike Holdings, Inc 111,811,732
9,431 (a) CS Disco, Inc 59,604
263,334 (a) Datadog, Inc 42,873,409
9,840 (a),(b) Digimarc Corp 95,743
86,742 (a) Digital Turbine, Inc 541,270
58,947 (a) DigitalOcean Holdings, Inc 2,396,785

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
177,817 (a) DocuSign, Inc $ 13,005,535
50,425 Dolby Laboratories, Inc (Class A) 3,344,186
20,233 (a) Domo, Inc 277,192
160,070 (a) Dropbox, Inc 4,642,030
259,061 (a),(b) D-Wave Quantum, Inc 9,600,801
108,205 (a) DXC Technology Co 1,536,511
257,333 (a) Dynatrace, Inc 13,013,330
16,495 (a) eGain Corp 237,858
80,289 (a) Elastic NV 7,163,385
48,388 (a) EPAM Systems, Inc 7,913,374
11,244 (a),(b) EverCommerce, Inc 130,318
20,095 (a) Fair Isaac Corp 33,348,255
136,530 (a) Fastly, Inc 1,131,834
57,264 (a) Five9, Inc 1,390,370
546,431 (a) Fortinet, Inc 47,228,031
158,570 (a) Freshworks, Inc 1,760,127
65,673 (a) Gartner, Inc 16,309,233
431,459 Gen Digital, Inc 11,373,259
109,197 (a) Gitlab, Inc 5,323,354
35,199 (a) Globant S.A. 2,167,554
116,486 (a) GoDaddy, Inc 15,507,781
32,650 (a) Grid Dynamics Holdings, Inc 304,951
72,264 (a) Guidewire Software, Inc 16,883,761
37,219 (a) Hackett Group, Inc 674,036
42,865 (a) HubSpot, Inc 21,086,151
67,082 (a),(b) Hut 8 Corp 3,398,374
14,780 (a),(b) I3 Verticals, Inc 454,485
66,247 (a) Informatica, Inc 1,647,563
40,197 (a) Intapp, Inc 1,542,761
24,224 (b) InterDigital, Inc 8,768,119
788,798 International Business Machines Corp 242,484,393
229,181 Intuit, Inc 152,989,777
51,838 (a) Jamf Holding Corp 666,118
182,043 (a) Kyndryl Holdings, Inc 5,264,684
12,525 (a),(b) Life360, Inc 1,236,343
48,520 (a) LiveRamp Holdings, Inc 1,326,537
51,627 (a) Manhattan Associates, Inc 9,399,728
314,654 (a),(b) Marathon Digital Holdings, Inc 5,748,729
6,262,020 Microsoft Corp 3,242,536,576
223,688 (a) MicroStrategy, Inc (Class A) 60,286,153
31,026 (a) Mitek Systems, Inc 285,750
67,703 (a) MongoDB, Inc 24,360,894
52,627 (a) N-able, Inc 412,069
74,178 (a),(b) nCino OpCo, Inc 1,979,069
111,377 (a) NCR Corp 1,270,812
66,024 (a),(b) NextNav, Inc 881,420
223,451 (a) Nutanix, Inc 15,918,649
142,910 (a) Okta, Inc 13,080,552
19,455 (a) ON24, Inc 107,392
49,354 (a) OneSpan, Inc 562,636
22,121 (a) Ooma, Inc 248,419
1,397,925 Oracle Corp 367,109,084
34,330 (a) Pagaya Technologies Ltd 923,134
65,121 (a) PagerDuty, Inc 1,045,843
1,842,047 (a) Palantir Technologies, Inc 369,275,162
555,739 (a) Palo Alto Networks, Inc 122,395,957
28,962 (a),(b) PAR Technology Corp 1,023,517
74,813 Pegasystems, Inc 4,761,847
69,972 (a) Porch Group, Inc 1,053,079
97,471 (a) Procore Technologies, Inc 7,195,309
35,100 Progress Software Corp 1,496,664
29,988 (a) PROS Holdings, Inc 691,223

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
100,282 (a) PTC, Inc $ 19,909,988
47,344 (a) Q2 Holdings, Inc 2,923,965
33,850 (a) Qualys, Inc 4,172,351
45,920 (a) Rapid7, Inc 849,979
10,928 (a) Red Violet, Inc 586,069
38,512 (a) Rimini Street, Inc 153,278
61,567 (a) RingCentral, Inc 1,854,398
283,010 (a) Riot Platforms, Inc 5,597,938
91,335 Roper Industries, Inc 40,749,110
98,673 (a) Rubrik, Inc 7,427,117
33,893 (a),(b) SailPoint, Inc 734,800
786,064 Salesforce, Inc 204,698,926
228,618 (a) Samsara, Inc 9,183,585
37,443 (a) Sapiens International Corp NV 1,611,921
27,043 (a) SEMrush Holdings, Inc 196,332
238,940 (a) SentinelOne, Inc 4,265,079
174,729 (a) ServiceNow, Inc 160,624,875
260,206 (a) Snowflake, Inc 71,525,425
316,929 (a),(b) SoundHound AI, Inc 5,584,289
6,623 (a) SoundThinking, Inc 61,925
69,477 (a) Sprinklr, Inc 536,362
56,116 (a) Sprout Social, Inc 576,311
35,737 (a) SPS Commerce, Inc 2,939,011
155,538 (a) Synopsys, Inc 70,586,255
110,077 (a) Tenable Holdings, Inc 3,194,435
85,041 (a) Teradata Corp 1,773,105
190,744 (a),(b) Terawulf, Inc 2,956,532
356,841 (a) Trade Desk, Inc 17,941,966
16,513 (a),(b) TSS, Inc 334,553
7,399 (a),(b) Tucows, Inc 141,765
118,914 (a) Twilio, Inc 16,039,120
36,755 (a) Tyler Technologies, Inc 17,504,936
350,023 (a) UiPath, Inc 5,551,365
46,333 (a) Unisys Corp 165,409
271,218 (a) Unity Software, Inc 10,279,162
82,772 (a) Varonis Systems, Inc 2,916,058
55,349 (a) Verint Systems, Inc 1,122,478
73,038 VeriSign, Inc 17,514,512
41,020 (a) Vertex, Inc 939,358
8,056 (a) Viant Technology, Inc 71,537
47,115 (a) Weave Communications, Inc 349,122
181,344 (a) Workday, Inc 43,508,053
49,334 (a) Workiva, Inc 4,193,883
30,478 (a) Xperi, Inc 204,812
82,017 (a) Yext, Inc 694,684
109,225 (a) Zeta Global Holdings Corp 1,964,958
224,197 (a) Zoom Video Communications, Inc 19,556,704
83,015 (a) Zscaler, Inc 27,489,587
TOTAL SOFTWARE & SERVICES 6,635,643,502
TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
63,108 (a),(b) 908 Devices, Inc 503,602
83,498 (a) ADTRAN Holdings, Inc 870,049
28,385 (a) Advanced Energy Industries, Inc 5,754,491
28,124 (a) Aeva Technologies, Inc 459,546
1,025,000 Amphenol Corp (Class A) 142,823,500
12,309,218 (c) Apple, Inc 3,328,043,271
46,784 (a),(b) Applied Optoelectronics, Inc 1,663,639
875,037 (a) Arista Networks, Inc 137,984,585
59,735 (a) Arlo Technologies, Inc 1,155,275
50,160 (a) Arrow Electronics, Inc 5,595,348
7,088 (a) Aviat Networks, Inc 176,916
70,476 Avnet, Inc 3,414,562

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
29,424 Badger Meter, Inc $ 5,309,561
8,535 (a) Bel Fuse, Inc (Class B) 1,314,305
32,324 Belden CDT, Inc 3,938,679
27,743 Benchmark Electronics, Inc 1,215,698
57,397 (a) Calix, Inc 3,927,103
116,387 CDW Corp 18,548,596
116,615 (a) Ciena Corp 22,147,521
3,346,511 Cisco Systems, Inc 244,663,419
7,427 (a) Clearfield, Inc 262,173
151,819 Cognex Corp 6,283,788
130,850 (a) Coherent Corp 17,266,966
179,698 (a) CommScope Holding Co, Inc 3,108,775
653,233 Corning, Inc 58,189,996
19,293 (a) Corsair Gaming, Inc 157,238
15,693 (a) CPI Card Group, Inc 245,439
38,580 Crane NXT Co 2,440,185
23,784 CTS Corp 987,274
60,151 (a) Daktronics, Inc 1,130,237
254,843 Dell Technologies, Inc 41,287,114
18,799 (a) Diebold Nixdorf, Inc 1,111,961
23,627 (a) Digi International, Inc 866,638
41,555 (a) Eastman Kodak Co 263,459
19,554 (a) ePlus, Inc 1,430,571
85,848 (a) Evolv Technologies Holdings, Inc 664,464
109,491 (a) Extreme Networks, Inc 2,082,519
47,813 (a) F5 Networks, Inc 12,099,080
32,071 (a) Fabrinet 14,129,520
307,884 (a) Flextronics International Ltd 19,248,908
89,756 (a) Harmonic, Inc 960,389
1,132,379 Hewlett Packard Enterprise Co 27,652,695
800,960 HP, Inc 22,162,563
25,842 (a) Immersion Corp 172,883
19,721 (a) Insight Enterprises, Inc 1,972,100
231,757 (a) IonQ, Inc 14,457,002
27,126 (a) IPG Photonics Corp 2,308,965
45,689 (a) Itron, Inc 4,583,977
87,145 Jabil Inc 19,249,459
147,909 (a) Keysight Technologies, Inc 27,061,431
14,309 (a) Kimball Electronics, Inc 416,034
61,140 (a) Knowles Corp 1,443,515
22,984 (a) Littelfuse, Inc 5,592,237
55,921 (a) Lumentum Holdings, Inc 11,271,437
28,648 (a) Methode Electronics, Inc 192,801
128,338 (a),(b) MicroVision, Inc 150,155
165,626 (a) Mirion Technologies, Inc 4,864,436
140,294 Motorola Solutions, Inc 57,058,973
28,037 (a) Napco Security Technologies, Inc 1,237,834
169,717 NetApp, Inc 19,989,268
23,717 (a) Netgear, Inc 823,454
52,942 (a) Netscout Systems, Inc 1,471,788
31,027 (a) nLight, Inc 1,024,201
28,759 (a) Novanta, Inc 3,652,681
12,545 (a) OSI Systems, Inc 3,493,281
36,044 (a) Ouster, Inc 1,202,428
8,785 (a) PC Connection, Inc 535,621
21,803 (a) Plexus Corp 3,050,240
77,555 (a) Powerfleet, Inc 395,530
253,628 (a) Pure Storage, Inc 25,033,084
99,579 (a) Quantum Computing, Inc 1,663,965
101,593 (a) Ralliant Corp 4,461,965
68,098 (a),(b) Red Cat Holdings, Inc 766,102
56,145 (a) Ribbon Communications, Inc 188,647

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
15,589 (a) Rogers Corp $ 1,364,661
107,113 (a) SanDisk Corp 21,350,834
46,609 (a) Sanmina Corp 6,387,763
19,158 (a) Scansource, Inc 821,974
434,831 (a) Super Micro Computer, Inc 22,593,819
65,252 TD SYNNEX Corp 10,211,285
38,032 (a) Teledyne Technologies, Inc 20,036,018
204,353 (a) Trimble Inc 16,297,152
74,357 (a) TTM Technologies, Inc 4,996,790
10,648 (a) Turtle Beach Corp 179,951
3,655 (a) Ubiquiti, Inc 2,877,143
114,475 (a) Viasat, Inc 4,558,395
187,869 (a) Viavi Solutions, Inc 3,325,281
109,481 Vishay Intertechnology, Inc 1,858,987
9,120 (a) Vishay Precision Group, Inc 341,635
125,877 Vontier Corp 4,846,265
530,036 (a),(b) Vuzix Corp 1,775,621
300,647 (a) Western Digital Corp 45,160,186
99,358 (b) Xerox Holdings Corp 329,869
44,239 (a) Zebra Technologies Corp (Class A) 11,911,351
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,564,552,092
TELECOMMUNICATION SERVICES - 0.7%
8,133 (a) Anterix, Inc 164,449
148,731 (a),(b) AST SpaceMobile, Inc 11,935,663
5,977,016 AT&T, Inc 147,931,146
5,649 (a) ATN International, Inc 82,080
32,094 (a) Bandwidth, Inc 518,318
49,425 Cogent Communications Group, Inc 2,038,781
206,183 (a) Frontier Communications Parent, Inc 7,785,470
79,189 (a),(d) GCI Liberty, Inc 792
20,107 (a) GCI Liberty, Inc 736,419
3,757 (a) GCI Liberty, Inc 137,393
34,809 (a),(b) Globalstar, Inc 1,893,958
43,200 (a) Gogo, Inc 393,120
14,644 (a) IDT Corp 741,865
98,325 Iridium Communications, Inc 1,882,924
107,737 (a) Liberty Global Ltd 1,185,107
114,238 (a) Liberty Global Ltd 1,273,754
26,275 (a) Liberty Latin America Ltd (Class A) 204,945
114,989 (a) Liberty Latin America Ltd (Class C) 909,563
800,731 (a) Lumen Technologies, Inc 8,231,515
70,664 (a) Millicom International Cellular S.A. 3,328,981
37,330 (a) Shenandoah Telecom Co 459,906
30,098 Spok Holdings, Inc 430,100
88,529 Telephone and Data Systems, Inc 3,436,696
385,388 T-Mobile US, Inc 80,950,749
222,392 Uniti Group, Inc 1,280,978
3,540,850 Verizon Communications, Inc 140,713,379
TOTAL TELECOMMUNICATION SERVICES 418,648,051
TRANSPORTATION - 1.3%
96,059 (a) Alaska Air Group, Inc 4,008,542
17,676 (a) Allegiant Travel Co 1,099,094
7,165 (a),(b) Amerco, Inc 380,891
554,601 (a) American Airlines Group, Inc 7,281,911
19,290 ArcBest Corp 1,433,633
15,641 (a),(b) Avis Budget Group, Inc 2,128,271
55,909 (a) Blade Air Mobility, Inc 281,222
97,913 CH Robinson Worldwide, Inc 15,077,623
9,394 (a) Costamare Bulkers Holdings Ltd 121,558
46,970 Costamare, Inc 573,973
29,780 (a) Covenant Logistics Group, Inc 600,663
1,588,878 CSX Corp 57,231,386

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
551,593 Delta Air Lines, Inc $ 31,650,406
110,962 Expeditors International Washington, Inc 13,526,268
181,378 FedEx Corp 46,037,364
29,073 (a) Forward Air Corp 546,863
26,026 (a),(b) Frontier Group Holdings, Inc 100,460
119,048 (a) FTAI Infrastructure, Inc 635,716
22,919 (a) Genco Shipping & Trading Ltd 390,540
109,335 (a) GXO Logistics, Inc 6,145,720
62,367 (a) Heartland Express, Inc 486,463
123,606 (a),(b) Hertz Global Holdings, Inc 634,099
74,214 (a) Hub Group, Inc (Class A) 2,733,302
70,991 JB Hunt Transport Services, Inc 11,987,540
302,364 (a) JetBlue Airways Corp 1,269,929
331,522 (a),(b) Joby Aviation, Inc 5,748,591
47,100 (a) Kirby Corp 4,873,908
139,041 Knight-Swift Transportation Holdings, Inc 6,273,530
28,743 Landstar System, Inc 3,691,464
289,310 (a) Lyft, Inc (Class A) 5,919,283
46,584 (a) Marten Transport Ltd 477,486
32,216 (a) Matson, Inc 3,252,205
189,167 Norfolk Southern Corp 53,606,144
157,543 Old Dominion Freight Line 22,122,188
5,088 (a) PAM Transportation Services, Inc 51,236
57,721 (a) Pangaea Logistics Solutions Ltd 285,719
25,749 (a) Radiant Logistics, Inc 155,781
149,088 (a) RXO, Inc 2,643,330
29,050 Ryder System, Inc 4,916,132
34,465 (a) Safe Bulkers, Inc 161,641
22,323 (a) Saia, Inc 6,529,478
55,591 Schneider National, Inc 1,187,980
39,832 (a) Skywest, Inc 4,002,319
403,659 (a) Southwest Airlines Co 12,230,868
23,522 (a) Sun Country Airlines Holdings, Inc 288,850
1,706,057 (a) Uber Technologies, Inc 164,634,501
67,004 U-Haul Holding Co 3,249,024
499,539 Union Pacific Corp 110,083,409
263,427 (a) United Airlines Holdings, Inc 24,772,675
619,036 United Parcel Service, Inc (Class B) 59,687,451
7,105 (a),(b) Universal Truckload Services, Inc 114,959
46,797 (a) Werner Enterprises, Inc 1,226,081
103,248 (a) XPO, Inc 14,854,290
TOTAL TRANSPORTATION 723,403,960
UTILITIES - 2.3%
603,018 AES Corp 8,363,860
44,517 (a) Allete, Inc 2,997,330
210,826 Alliant Energy Corp 14,087,393
228,271 Ameren Corp 23,288,207
461,939 American Electric Power Co, Inc 55,552,784
35,512 (a) American States Water Co 2,532,361
154,879 American Water Works Co, Inc 19,891,110
136,509 Atmos Energy Corp 23,441,326
27,456 (a) Avista Corp 1,044,701
65,637 Black Hills Corp 4,163,355
103,955 (a) Brookfield Infrastructure Corp 4,710,201
116,100 (b) Brookfield Renewable Corp 5,022,486
97,088 (a) Cadiz, Inc 514,566
53,048 (a) California Water Service Group 2,354,270
563,404 Centerpoint Energy, Inc 21,544,569
22,717 Chesapeake Utilities Corp 2,891,420
25,714 Clearway Energy, Inc (Class A) 771,163
90,403 Clearway Energy, Inc (Class C) 2,886,568
238,564 CMS Energy Corp 17,546,382

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
303,081 Consolidated Edison, Inc $ 29,523,120
17,051 (a) Consolidated Water Co, Inc 579,905
262,017 Constellation Energy Corp 98,780,409
718,671 Dominion Energy, Inc 42,178,801
172,426 (a) DTE Energy Co 23,370,620
645,523 Duke Energy Corp 80,238,509
326,308 Edison International 18,070,937
374,832 Entergy Corp 36,017,607
231,806 Essential Utilities, Inc 9,047,388
187,487 Evergy, Inc 14,400,876
294,143 Eversource Energy 21,710,695
840,694 Exelon Corp 38,772,807
469,514 FirstEnergy Corp 21,517,827
28,389 (a) Genie Energy Ltd 427,254
5,833 (a) Global Water Resources, Inc 57,863
44,445 (a) Hallador Energy Co 961,345
168,468 (a) Hawaiian Electric Industries, Inc 1,957,598
43,434 Idacorp, Inc 5,603,855
197,279 MDU Resources Group, Inc 3,783,811
43,887 MGE Energy, Inc 3,636,916
13,108 (a) Middlesex Water Co 753,317
49,852 (a),(b) Montauk Renewables, Inc 101,200
75,900 National Fuel Gas Co 5,989,269
71,917 New Jersey Resources Corp 3,185,923
1,737,226 NextEra Energy, Inc 141,410,196
405,497 NiSource, Inc 17,075,479
31,923 (a) Northwest Natural Holding Co 1,453,454
29,518 (a) NorthWestern Corp 1,761,339
165,526 NRG Energy, Inc 28,447,298
160,610 OGE Energy Corp 7,089,325
89,322 (a) Oklo, Inc 11,859,282
41,420 ONE Gas, Inc 3,321,470
43,542 Ormat Technologies, Inc 4,631,563
34,114 Otter Tail Corp 2,634,283
1,913,553 PG&E Corp 30,540,306
99,417 (b) Pinnacle West Capital Corp 8,800,393
84,693 PNM Resources, Inc 4,810,562
81,850 Portland General Electric Co 3,738,908
614,049 (a) PPL Corp 22,425,069
419,556 Public Service Enterprise Group, Inc 33,799,431
16,040 (a) Pure Cycle Corp 176,600
14,140 (a) RGC Resources, Inc 292,839
560,717 Sempra Energy 51,552,321
40,646 (a) SJW Corp 1,879,878
932,966 Southern Co 87,736,123
62,996 Southwest Gas Holdings Inc 5,008,182
53,812 Spire, Inc 4,649,357
38,781 (a) Talen Energy Corp 15,503,868
210,533 UGI Corp 7,038,118
17,356 (a) Unitil Corp 846,105
285,456 Vistra Corp 53,751,365
276,013 WEC Energy Group, Inc 30,838,933
504,372 Xcel Energy, Inc 40,939,875
20,767 (a) York Water Co 645,231
TOTAL UTILITIES 1,298,929,057
TOTAL COMMON STOCKS
(Cost $18,739,860,903) 55,431,557,577

See Notes to Financial Statements
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
50,751 (d) AstraZeneca plc 02/20/29 $ 15,733
27,694 (d) Chinook Therapeutics, Inc 01/02/30 277
330,579 (b),(d) Selecta Biosciences, Inc 03/20/24 59,504
4,598 (d) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 75,790
TOTAL RIGHTS/WARRANTS
(Cost $68,015) 75,790
TOTAL LONG-TERM INVESTMENTS
(Cost $18,739,928,918) 55,431,633,367
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
139,502,564 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(f) 139,502,564
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $139,502,564) 139,502,564
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000 12/16/25 9,951,444
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/23/26 9,911,100
20,000,000 Federal Home Loan Bank (FHLB) 0 .000 02/20/26 19,765,111
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 02/27/26 9,875,215
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/12/25 14,980,700
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/14/25 5,990,993
20,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/06/26 19,858,184
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/20/26 4,957,138
TOTAL GOVERNMENT AGENCY DEBT 95,289,885
REPURCHASE AGREEMENT - 0.6%
339,641,000 (g) Fixed Income Clearing Corporation 4 .130 11/03/25 339,641,000
TOTAL REPURCHASE AGREEMENT 339,641,000
TREASURY DEBT - 0.4%
10,000,000 United States Treasury Bill 0 .000 11/04/25 9,998,939
15,000,000 United States Treasury Bill 0 .000 11/12/25 14,985,609
25,000,000 United States Treasury Bill 0 .000 11/18/25 24,959,677
50,000,000 United States Treasury Bill 0 .000 11/20/25 49,908,212
25,000,000 United States Treasury Bill 0 .000 11/28/25 24,932,913
30,000,000 United States Treasury Bill 0 .000 12/02/25 29,906,318
23,530,000 United States Treasury Bill 0 .000 12/04/25 23,451,444
25,000,000 United States Treasury Bill 0 .000 12/09/25 24,903,618
40,000,000 United States Treasury Bill 0 .000 12/16/25 39,815,960
10,000,000 United States Treasury Bill 0 .000 12/30/25 9,939,018
TOTAL TREASURY DEBT 252,801,708
TOTAL SHORT-TERM INVESTMENTS
(Cost $687,668,443) 687,732,593
TOTAL INVESTMENTS - 100.3%
(Cost $19,567,099,925) 56,258,868,524
OTHER ASSETS & LIABILITIES, NET - (0.3)% (141,764,857)
NET ASSETS - 100.0% $ 56,117,103,667
REIT Real Estate Investment Trust

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
Investments in Derivatives
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $274,484,250.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.130% dated 10/31/25 to be repurchased at $339,757,893 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 5/31/27, valued at $346,433,820.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 1,933 12/19/25  $ 650,631,945 $ 664,372,100 $ 13,740,155

Portfolios of Investments October 31, 2025
Large Cap Growth Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 3.9%
1,580,558 (a) Tesla, Inc $ 721,619,561
TOTAL AUTOMOBILES & COMPONENTS 721,619,561
BANKS - 0.4%
310,971 Bank of America Corp 16,621,400
183,323 Citigroup, Inc 18,557,787
1,915,937 (a),(b) NU Holdings Ltd 30,865,745
3,026 (b) Pinnacle Financial Partners, Inc 257,846
3,973 Popular, Inc 442,870
13,384 (b) Western Alliance Bancorp 1,035,253
TOTAL BANKS 67,780,901
CAPITAL GOODS - 3.8%
49,493 3M Co 8,240,585
37,915 (b) Aaon, Inc 3,730,457
2,467 Allison Transmission Holdings, Inc 203,651
8,085 Armstrong World Industries, Inc 1,539,627
42,727 (a) Axon Enterprise, Inc 31,285,991
59,258 (a) Boeing Co 11,912,043
8,982 BWX Technologies, Inc 1,918,645
3,729 Carlisle Cos, Inc 1,212,111
4,854 (b) Carpenter Technology Corp 1,533,379
32,547 Caterpillar, Inc 18,788,081
19,437 Comfort Systems USA, Inc 18,767,979
60,340 (a),(b) Core & Main, Inc 3,148,541
8,905 EMCOR Group, Inc 6,017,821
542,163 (a) Fastenal Co 22,310,007
7,736 Ferguson Enterprises, Inc 1,922,396
58,346 FTAI Aviation Ltd 10,088,023
156,576 GE Vernova, Inc 91,618,881
602,257 General Electric Co 186,067,300
23,660 HEICO Corp 7,518,438
43,247 HEICO Corp (Class A) 10,713,579
230,648 Howmet Aerospace, Inc 47,501,956
54,678 Illinois Tool Works, Inc 13,337,058
15,212 (a),(b) Karman Holdings, Inc 1,281,459
17,997 Lennox International, Inc 9,088,485
17,015 (a) Leonardo DRS, Inc 622,068
22,640 (a),(b) Loar Holdings, Inc 1,791,503
33,414 Lockheed Martin Corp 16,435,678
7,490 (a) Mastec, Inc 1,529,158
65,588 Quanta Services, Inc 29,457,538
3,590 (a) RBC Bearings, Inc 1,538,423
236,957 (a) Rocket Lab Corp 14,923,552
5,673 Rockwell Automation, Inc 2,089,706
1,999 Simpson Manufacturing Co, Inc 352,824
6,519 (a),(b) SiteOne Landscape Supply, Inc 845,971
3,082 (a) Spirit Aerosystems Holdings, Inc (Class A) 113,079
13,590 (a) StandardAero, Inc 392,615
127,734 Trane Technologies plc 57,307,859
5,516 TransDigm Group, Inc 7,217,741
217,913 Vertiv Holdings Co 42,026,701
21,740 W.W. Grainger, Inc 21,283,460
22,703 (a),(b) WillScot Mobile Mini Holdings Corp 493,790
TOTAL CAPITAL GOODS 708,168,159
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
216,600 Automatic Data Processing, Inc 56,380,980
68,241 Booz Allen Hamilton Holding Corp 5,947,886
61,709 Broadridge Financial Solutions, Inc 13,600,664
6,171 (a) Ceridian HCM Holding, Inc 424,194

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
197,144 Cintas Corp $ 36,130,581
473,891 (a) Copart, Inc 20,382,052
13,285 Equifax, Inc 2,804,463
90,406 (a) ExlService Holdings, Inc 3,534,875
6,158 KBR, Inc 263,809
57,677 Paychex, Inc 6,749,939
15,002 Paycom Software, Inc 2,806,724
25,213 (a) Paylocity Holding Corp 3,561,840
6,435 RB Global, Inc 638,481
161,574 Rollins, Inc 9,308,278
20,178 Tetra Tech, Inc 645,292
54,944 Veralto Corp 5,421,874
47,980 Verisk Analytics, Inc 10,496,105
212,101 Waste Management, Inc 42,371,417
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 221,469,454
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.4%
3,395,770 (a) Amazon.com, Inc 829,314,950
1,495 (a) Autozone, Inc 5,493,273
36,912 (a),(b) Burlington Stores, Inc 10,098,754
75,593 (a) Carvana Co 23,172,278
116,749 (a) Chewy, Inc 3,936,776
711,275 (a) Coupang, Inc 22,739,462
31,557 (a),(b) Etsy, Inc 1,956,534
20,613 (a),(b) Floor & Decor Holdings, Inc 1,287,900
434,706 Home Depot, Inc 165,010,051
1,964 (b) Lithia Motors, Inc (Class A) 616,853
9,127 (b) Murphy USA, Inc 3,269,291
448,898 (a) O'Reilly Automotive, Inc 42,393,927
3,829 Pool Corp 1,022,573
1,531 (a) RH 264,082
36,532 Ross Stores, Inc 5,805,666
320,705 TJX Cos, Inc 44,943,599
305,653 Tractor Supply Co 16,538,884
6,447 (a) Ulta Beauty, Inc 3,351,666
56,610 (a) Valvoline, Inc 1,868,696
9,624 (a),(b) Wayfair, Inc 996,180
10,110 Williams-Sonoma, Inc 1,964,777
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,186,046,172
CONSUMER DURABLES & APPAREL - 0.2%
9,052 (a) BK LC Lux Finco 2 Sarl 361,265
83,986 (a) Deckers Outdoor Corp 6,844,859
34,652 (a) Lululemon Athletica, Inc 5,909,552
125,809 (a),(b) On Holding AG. 4,673,804
1,644 Ralph Lauren Corp 525,521
7,051 (a),(b) SharkNinja Global SPV Ltd 602,861
109,062 Tapestry, Inc 11,977,189
115,423 Tempur Sealy International, Inc 9,157,661
1,003 (a),(b) TopBuild Corp 423,747
TOTAL CONSUMER DURABLES & APPAREL 40,476,459
CONSUMER SERVICES - 2.4%
244,600 (a) Airbnb, Inc 30,951,684
17,503 Booking Holdings, Inc 88,875,683
1,165 (a) Bright Horizons Family Solutions, Inc 127,253
190,401 (a) Carnival Corp 5,489,261
56,989 (a),(b) Cava Group, Inc 3,062,019
771,408 (a) Chipotle Mexican Grill, Inc (Class A) 24,445,919
91 (b) Choice Hotels International, Inc 8,459
32,618 (b) Churchill Downs, Inc 3,235,706
64,231 Darden Restaurants, Inc 11,571,215
5,431 Domino's Pizza, Inc 2,164,036
205,515 (a) DoorDash, Inc 52,276,851
278,069 (a) DraftKings, Inc 8,506,131

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
21,093 (a),(b) Duolingo, Inc $ 5,708,610
66,053 (a) Dutch Bros, Inc 3,668,584
70,252 Expedia Group, Inc 15,455,440
83,361 (a) Flutter Entertainment plc 19,388,935
4,330 (a) Grand Canyon Education, Inc 815,339
6,234 H&R Block, Inc 310,079
133,015 Hilton Worldwide Holdings, Inc 34,179,534
182,828 Las Vegas Sands Corp 10,850,842
48,547 (a),(b) Light & Wonder, Inc 3,529,367
100,522 Marriott International, Inc (Class A) 26,194,023
23,273 McDonald's Corp 6,945,361
227,316 (a) Norwegian Cruise Line Holdings Ltd 5,096,425
47,900 (a) Planet Fitness, Inc 4,344,051
120,029 (b) Restaurant Brands International, Inc 7,884,705
145,132 Royal Caribbean Cruises Ltd 41,628,212
85,951 Starbucks Corp 6,950,857
39,033 Texas Roadhouse, Inc (Class A) 6,385,018
11,804 Travel & Leisure Co 741,055
14,440 (b) Vail Resorts, Inc 2,141,885
98,256 (a) Viking Holdings Ltd 5,978,878
12,571 (b) Wendy's Co 107,356
15,389 (b) Wingstop, Inc 3,333,719
38,880 Wyndham Hotels & Resorts, Inc 2,854,958
54,182 Yum! Brands, Inc 7,488,494
TOTAL CONSUMER SERVICES 452,695,944
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
12,637 (a) BJ's Wholesale Club Holdings, Inc 1,115,342
2,775 (b) Casey's General Stores, Inc 1,424,102
254,235 Costco Wholesale Corp 231,722,491
11,757 (a) Performance Food Group Co 1,137,372
55,894 (a) Sprouts Farmers Market, Inc 4,413,390
149,602 Sysco Corp 11,112,437
243,975 Walmart, Inc 24,685,390
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 275,610,524
ENERGY - 0.3%
57,176 Cheniere Energy, Inc 12,121,312
9,076 HF Sinclair Corp 468,322
16,637 Phillips 66 2,264,961
67,876 Schlumberger Ltd 2,447,609
123,943 Targa Resources Corp 19,092,180
11,129 Texas Pacific Land Corp 10,498,876
36,842 Williams Cos, Inc 2,132,046
TOTAL ENERGY 49,025,306
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
268,018 American Tower Corp 47,969,862
50,675 Lamar Advertising Co 6,009,548
11,161 Public Storage, Inc 3,109,008
41,067 Simon Property Group, Inc 7,217,936
14,518 Sun Communities, Inc 1,837,979
10,158 UDR, Inc 342,223
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 66,486,556
FINANCIAL SERVICES - 5.1%
91,774 (a) Affirm Holdings, Inc 6,596,715
7,399 (b) Ally Financial, Inc 288,339
103,231 American Express Co 37,238,519
49,761 Ameriprise Financial, Inc 22,530,288
165,170 Apollo Global Management, Inc 20,532,283
108,221 (a) Ares Management Corp 16,093,545
29,469 Bank of New York Mellon Corp 3,180,589
419,270 Blackstone, Inc 61,481,753
116,442 (a) Block, Inc 8,842,606
348,226 (a),(b) Blue Owl Capital, Inc 5,491,524

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
77,289 (a) Brookfield Asset Management Ltd $ 4,178,243
86,475 Charles Schwab Corp 8,173,617
11,503 (a) Coinbase Global, Inc 3,954,501
39,100 (a) Corpay, Inc 10,179,685
415 (a),(b) Credit Acceptance Corp 185,646
174,371 Equitable Holdings, Inc 8,613,927
1,423 Factset Research Systems, Inc 379,656
87,063 (a) Fiserv, Inc 5,806,232
8,562 (a),(b) Freedom Holding Corp 1,315,637
9,363 Goldman Sachs Group, Inc 7,390,871
14,905 (a) Hamilton Lane, Inc 1,698,574
11,820 (a),(b) Houlihan Lokey, Inc 2,116,726
12,940 Interactive Brokers Group, Inc (Class A) 910,458
18,169 Jefferies Financial Group, Inc 959,868
97,288 KKR & Co, Inc 11,512,089
12,117 (b) Lazard, Inc 591,310
46,116 (b) LPL Financial Holdings, Inc 17,400,028
465,981 Mastercard, Inc (Class A) 257,216,852
89,101 Moody's Corp 42,795,210
9,974 Morningstar, Inc 2,117,480
21,290 MSCI, Inc (Class A) 12,530,230
56,956 (a) Robinhood Markets, Inc 8,360,002
36,294 (a),(b) Shift4 Payments, Inc 2,507,915
16,535 (b) SLM Corp 443,965
87,578 (a),(b) SoFi Technologies, Inc 2,599,315
252,641 (a) Toast, Inc 9,130,446
69,349 (a),(b) TPG, Inc 3,816,969
5,561 Tradeweb Markets, Inc 586,074
68,515 (a),(b) UWM Holdings Corp 385,739
975,496 Visa, Inc (Class A) 332,390,507
2,088 (a),(b) WEX, Inc 304,597
10,691 (a) XP, Inc 194,790
TOTAL FINANCIAL SERVICES 943,023,320
FOOD, BEVERAGE & TOBACCO - 0.7%
88,729 (a) Celsius Holdings, Inc 5,344,148
1,089,185 Coca-Cola Co 75,044,846
4,025 Coca-Cola Consolidated Inc 524,779
10,214 (a) Darling International, Inc 327,359
6,487 (a) Freshpet, Inc 319,225
11,106 (a) Hershey Co 1,883,911
401,202 (a) Monster Beverage Corp 26,812,330
107,210 PepsiCo, Inc 15,662,309
TOTAL FOOD, BEVERAGE & TOBACCO 125,918,907
HEALTH CARE EQUIPMENT & SERVICES - 1.9%
104,988 AmerisourceBergen Corp 35,465,996
146,143 (a) Boston Scientific Corp 14,719,523
69,331 Cardinal Health, Inc 13,226,275
814 Chemed Corp 351,078
12,164 Cigna Group 2,973,003
18,570 (a),(b) DaVita, Inc 2,210,201
226,000 (a) DexCom, Inc 13,157,720
73,732 (a) Doximity, Inc 4,866,312
21,127 HCA, Inc 9,711,659
46,416 (a) IDEXX Laboratories, Inc 29,219,336
16,482 (a) Inspire Medical Systems, Inc 1,188,023
39,384 (a) Insulet Corp 12,327,586
204,406 (a) Intuitive Surgical, Inc 109,210,038
25,751 (a) Masimo Corp 3,621,878
66,363 McKesson Corp 53,842,957
13,807 (a) Molina Healthcare, Inc 2,113,299
22,506 (a),(b) Penumbra, Inc 5,117,189
19,283 (a) Resmed, Inc 4,760,587

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
49,348 Stryker Corp $ 17,579,732
67,583 (a) Veeva Systems, Inc 19,680,170
TOTAL HEALTH CARE EQUIPMENT & SERVICES 355,342,562
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
219,333 Colgate-Palmolive Co 16,899,608
64,241 Kimberly-Clark Corp 7,690,290
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 24,589,898
INSURANCE - 0.3%
111,603 Aon plc 38,020,910
17,158 (a) Brown & Brown, Inc 1,368,179
2,888 Everest Re Group Ltd 908,334
9,339 Gallagher (Arthur J.) & Co 2,329,987
12,171 (b) Kinsale Capital Group, Inc 4,861,949
1,383 (a) Markel Corp 2,730,775
33,431 Marsh & McLennan Cos, Inc 5,955,733
16,796 Progressive Corp 3,459,976
2,218 RLI Corp 130,773
52,200 (b) Ryan Specialty Holdings, Inc 2,860,560
TOTAL INSURANCE 62,627,176
MATERIALS - 0.3%
34,883 (a),(b) AngloGold Ashanti PLC 2,372,044
1,138 (a) Eagle Materials, Inc 241,620
35,382 Ecolab, Inc 9,071,945
56,058 (a),(b) James Hardie Industries plc 1,173,294
121,538 Sherwin-Williams Co 41,923,318
7,693 Steel Dynamics, Inc 1,206,262
TOTAL MATERIALS 55,988,483
MEDIA & ENTERTAINMENT - 11.1%
1,671,242 Alphabet, Inc 470,989,421
2,052,494 Alphabet, Inc (Class A) 577,140,788
43,964 (a) DoubleVerify Holdings, Inc 500,310
16,501 (a) Liberty Broadband Corp 888,084
674 (a) Liberty Broadband Corp (Class A) 36,052
4,443 (a) Liberty Media Corp-Liberty Formula One (Class A) 404,224
37,171 (a) Liberty Media Corp-Liberty Formula One (Class C) 3,711,524
92,342 (a) Live Nation, Inc 13,807,899
914,740 Meta Platforms, Inc 593,071,679
242,708 (a) Netflix, Inc 271,556,273
965 (a) Nexstar Media Group, Inc 188,880
13,638 (a) NIQ Global Intelligence PLC 169,111
167,572 (a) Pinterest, Inc 5,546,633
66,769 (a) Reddit, Inc 13,951,383
349,896 (a) ROBLOX Corp 39,790,173
8,594 (a) Roku, Inc 912,081
88,099 (a) Spotify Technology S.A. 57,733,037
35,517 (a) Take-Two Interactive Software, Inc 9,105,493
16,730 (a) TKO Group Holdings, Inc 3,151,932
52,375 (a) Trump Media & Technology Group Corp 802,647
TOTAL MEDIA & ENTERTAINMENT 2,063,457,624
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
1,014,583 AbbVie, Inc 221,219,677
71,487 (a) Alnylam Pharmaceuticals, Inc 32,600,932
227,284 Amgen, Inc 67,828,364
63,059 (a),(b) Apellis Pharmaceuticals, Inc 1,353,877
226,735 Bristol-Myers Squibb Co 10,445,681
6,391 (a) Caris Life Sciences, Inc 192,241
53,667 (a),(b) Corcept Therapeutics, Inc 3,942,915
458,782 Eli Lilly & Co 395,864,637
5,870 (a) Exact Sciences Corp 379,730
117,606 (a) Exelixis, Inc 4,547,824
192,137 Gilead Sciences, Inc 23,016,091
69,978 (a) Halozyme Therapeutics, Inc 4,561,866

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
23,383 (a) Incyte Corp $ 2,185,843
100,415 (a) Insmed, Inc 19,038,684
83,863 (a),(b) Ionis Pharmaceuticals, Inc 6,231,021
12,699 (a) Medpace Holdings, Inc 7,427,772
74,690 (a),(b) Natera, Inc 14,858,082
47,326 (a) Neurocrine Biosciences, Inc 6,777,556
4,286 (a),(b) Repligen Corp 638,871
44,435 (a),(b) Sarepta Therapeutics, Inc 1,066,884
33,473 (a) Sotera Health Co 555,652
66,729 (a),(b) Summit Therapeutics, Inc 1,261,845
47,003 (a),(b) Tempus AI, Inc 4,223,220
49,013 (a),(b) Ultragenyx Pharmaceutical, Inc 1,695,850
147,310 (a) Vertex Pharmaceuticals, Inc 62,690,717
4,941 (a),(b) Viking Therapeutics, Inc 188,153
17,793 (a) Waters Corp 6,220,433
204,783 Zoetis, Inc 29,507,182
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 930,521,600
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
18,624 (a) CBRE Group, Inc 2,838,856
29,576 (a) CoStar Group, Inc 2,035,125
7,879 (a) Jones Lang LaSalle, Inc 2,403,804
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,277,785
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.3%
539,473 (a) Advanced Micro Devices, Inc 138,169,825
128,475 Applied Materials, Inc 29,947,522
71,725 (a) Astera Labs, Inc 13,389,623
2,524,054 Broadcom, Inc 932,966,080
72,175 (a) Enphase Energy, Inc 2,202,059
13,940 (b) Entegris, Inc 1,276,486
76,240 KLA Corp 92,154,338
732,510 Lam Research Corp 115,341,025
68,430 (a),(b) Lattice Semiconductor Corp 4,992,653
8,973 (a) MACOM Technology Solutions Holdings, Inc 1,329,170
30,531 Marvell Technology, Inc 2,861,976
26,617 Monolithic Power Systems, Inc 26,750,085
12,549,010 Nvidia Corp 2,541,049,035
6,771 (a) Onto Innovation, Inc 913,814
141,532 QUALCOMM, Inc 25,603,139
213,036 Texas Instruments, Inc 34,396,792
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,963,343,622
SOFTWARE & SERVICES - 19.5%
243,766 (a) Adobe, Inc 82,956,007
11,742 (a) Appfolio, Inc 2,987,517
136,533 (a) AppLovin Corp 87,016,577
93,461 (a) Atlassian Corp Ltd 15,834,163
122,094 (a) Autodesk, Inc 36,791,806
89,923 (a),(b) Bentley Systems, Inc 4,570,786
156,283 (a) Cadence Design Systems, Inc 52,931,489
4,196 (a),(b) Circle Internet Group, Inc 532,808
176,753 (a),(b) Cloudflare, Inc 44,771,535
158,020 (a) Confluent, Inc 3,692,927
139,876 (a) Crowdstrike Holdings, Inc 75,954,067
177,429 (a) Datadog, Inc 28,887,216
86,694 (a) DocuSign, Inc 6,340,799
22,928 (a) Dropbox, Inc 664,912
169,135 (a) Dynatrace, Inc 8,553,157
51,786 (a) Elastic NV 4,620,347
10,902 (a) Fair Isaac Corp 18,092,196
364,525 (a) Fortinet, Inc 31,505,896
41,613 (a) Gartner, Inc 10,334,172
34,078 Gen Digital, Inc 898,296
72,407 (a),(b) Gitlab, Inc 3,529,841

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
2,407 (a) Globant S.A. $ 148,223
79,674 (a) GoDaddy, Inc 10,607,000
48,162 (a),(b) Guidewire Software, Inc 11,252,570
29,248 (a) HubSpot, Inc 14,387,676
156,382 Intuit, Inc 104,392,804
8,590 (a),(b) Kyndryl Holdings, Inc 248,423
34,683 (a) Manhattan Associates, Inc 6,314,734
3,982,974 Microsoft Corp 2,062,423,767
8,410 (a),(b) MicroStrategy, Inc (Class A) 2,266,579
4,297 (a) MongoDB, Inc 1,546,147
8,465 (a),(b) nCino OpCo, Inc 225,846
34,050 (a) Nutanix, Inc 2,425,722
35,929 (a) Okta, Inc 3,288,581
948,248 Oracle Corp 249,019,407
1,250,880 (a) Palantir Technologies, Inc 250,763,914
376,226 (a) Palo Alto Networks, Inc 82,860,014
16,495 Pegasystems, Inc 1,049,907
65,470 (a),(b) Procore Technologies, Inc 4,832,995
7,879 (a) PTC, Inc 1,564,297
43,129 (a) RingCentral, Inc 1,299,045
40,928 (a) Rubrik, Inc 3,080,651
60,264 Salesforce, Inc 15,693,348
153,235 (a),(b) Samsara, Inc 6,155,450
120,102 (a) SentinelOne, Inc 2,143,821
118,378 (a) ServiceNow, Inc 108,822,528
179,017 (a) Snowflake, Inc 49,208,193
77,608 (a) Synopsys, Inc 35,220,063
12,546 (a) Teradata Corp 261,584
253,122 (a) Trade Desk, Inc 12,726,974
12,336 (a) Twilio, Inc 1,663,880
20,528 (a) Tyler Technologies, Inc 9,776,665
10,502 (a) Unity Software, Inc 398,026
123,282 (a) Workday, Inc 29,577,817
55,950 (a) Zscaler, Inc 18,527,283
TOTAL SOFTWARE & SERVICES 3,625,640,448
TECHNOLOGY HARDWARE & EQUIPMENT - 12.7%
690,736 Amphenol Corp (Class A) 96,247,154
7,843,853 Apple, Inc 2,120,742,536
590,849 (a) Arista Networks, Inc 93,170,979
5,410 CDW Corp 862,192
22,035 Dell Technologies, Inc 3,569,890
39,841 Jabil Inc 8,800,478
2,966 (a) Lumentum Holdings, Inc 597,827
40,261 Motorola Solutions, Inc 16,374,551
44,682 (b) NetApp, Inc 5,262,646
154,342 (a) Pure Storage, Inc 15,233,555
135,360 (a) Super Micro Computer, Inc 7,033,306
2,403 (a) Ubiquiti, Inc 1,891,594
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,369,786,708
TELECOMMUNICATION SERVICES - 0.0%
100,887 (a),(b) AST SpaceMobile, Inc 8,096,182
134 (a) GCI Liberty, Inc 4,900
2,983 (a) GCI Liberty, Inc 109,252
5,866 Iridium Communications, Inc 112,334
TOTAL TELECOMMUNICATION SERVICES 8,322,668
TRANSPORTATION - 0.7%
12,065 (a),(b) Alaska Air Group, Inc 503,472
6,839 (a),(b) Amerco, Inc 363,561
25,356 (a),(b) American Airlines Group, Inc 332,924
1,378 (a),(b) Avis Budget Group, Inc 187,505
36,466 (a) Lyft, Inc (Class A) 746,094
6,013 Old Dominion Freight Line 844,346

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
30,661 (a),(b) Southwest Airlines Co $ 929,028
1,153,056 (a) Uber Technologies, Inc 111,269,904
20,761 U-Haul Holding Co 1,006,701
26,933 Union Pacific Corp 5,935,225
13,488 (a),(b) XPO, Inc 1,940,519
TOTAL TRANSPORTATION 124,059,279
UTILITIES - 0.3%
109,823 NRG Energy, Inc 18,874,181
193,775 Vistra Corp 36,487,832
TOTAL UTILITIES 55,362,013
TOTAL COMMON STOCKS
(Cost $5,049,110,232) 18,504,641,129
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5%
173,833 (b) iShares Russell 1000 Growth ETF 84,409,828
TOTAL INVESTMENT COMPANIES
(Cost $73,188,955) 84,409,828
TOTAL LONG-TERM INVESTMENTS
(Cost $5,122,299,187) 18,589,050,957
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
107,932,155 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(d) 107,932,155
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $107,932,155) 107,932,155
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 2,758,000 (e) Fixed Income Clearing Corporation 4 .150 11/03/25 2,758,000
TOTAL REPURCHASE AGREEMENT 2,758,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,758,000) 2,758,000
TOTAL INVESTMENTS - 100.6%
(Cost $5,232,989,342) 18,699,741,112
OTHER ASSETS & LIABILITIES, NET - (0.6)% (105,324,385)
NET ASSETS - 100.0% $ 18,594,416,727
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $126,299,815.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $2,758,954 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
2.125% and maturity date 4/15/29, valued at $2,813,294.

Portfolios of Investments October 31, 2025
Large Cap Value Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 0.6%
85,020 (a) Aptiv plc $ 6,895,122
88,400 (a) BorgWarner, Inc 3,797,664
1,529,410 Ford Motor Co 20,081,153
377,949 General Motors Co 26,112,497
86,231 Gentex Corp 2,022,117
39,883 Harley-Davidson, Inc 1,076,043
20,545 Lear Corp 2,150,034
48,159 (a),(b) Lucid Group, Inc 854,822
161,301 (a),(b) QuantumScape Corp 2,974,391
290,580 (a),(b) Rivian Automotive, Inc 3,943,171
21,797 Thor Industries, Inc 2,274,517
TOTAL AUTOMOBILES & COMPONENTS 72,181,531
BANKS - 7.3%
2,465,577 Bank of America Corp 131,785,091
42,098 Bank OZK 1,893,989
11,388 (a),(b) BOK Financial Corp 1,190,957
595,354 Citigroup, Inc 60,267,685
170,691 Citizens Financial Group, Inc 8,683,051
116,779 (a) Columbia Banking System, Inc 3,129,677
50,118 Comerica, Inc 3,834,027
51,670 Commerce Bancshares, Inc 2,719,392
25,217 Cullen/Frost Bankers, Inc 3,105,221
52,844 East West Bancorp, Inc 5,368,950
264,171 Fifth Third Bancorp 10,994,797
3,851 First Citizens Bancshares, Inc (Class A) 7,027,382
57,448 (a) First Hawaiian, Inc 1,409,199
188,773 First Horizon National Corp 4,032,191
124,159 (a) FNB Corp 1,951,780
607,935 Huntington Bancshares, Inc 9,386,516
1,103,209 JPMorgan Chase & Co 343,230,384
380,718 Keycorp 6,696,830
61,697 M&T Bank Corp 11,344,227
29,031 Pinnacle Financial Partners, Inc 2,473,732
156,734 PNC Financial Services Group, Inc 28,611,792
24,289 Popular, Inc 2,707,495
35,812 Prosperity Bancshares, Inc 2,357,146
352,587 Regions Financial Corp 8,532,605
40,969 (a) SOUTHSTATE BANK CORP 3,631,902
54,135 Synovus Financial Corp 2,416,586
29,330 (a) TFS Financial Corp 390,089
512,987 Truist Financial Corp 22,894,610
618,879 US Bancorp 28,889,272
68,347 Webster Financial Corp 3,898,513
1,280,830 Wells Fargo & Co 111,393,785
31,490 Western Alliance Bancorp 2,435,752
25,601 Wintrust Financial Corp 3,328,642
54,988 Zions Bancorporation 2,865,425
TOTAL BANKS 844,878,692
CAPITAL GOODS - 10.0%
177,507 3M Co 29,554,916
47,218 A.O. Smith Corp 3,115,916
12,072 Acuity Brands, Inc 4,406,884
28,859 Advanced Drainage Systems, Inc 4,041,703
53,643 Aecom Technology Corp 7,206,937
25,839 (b) AGCO Corp 2,665,551
45,628 Air Lease Corp 2,913,804
55,874 (a) Allegheny Technologies, Inc 5,529,850
34,457 Allegion plc 5,711,937

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
26,695 Allison Transmission Holdings, Inc $ 2,203,672
90,104 Ametek, Inc 18,210,919
146,695 (a) API Group Corp 5,401,310
15,564 Applied Industrial Technologies, Inc 4,001,349
12,281 Armstrong World Industries, Inc 2,338,671
247,072 (a) Boeing Co 49,666,413
42,094 (a) Builders FirstSource, Inc 4,890,060
30,267 BWX Technologies, Inc 6,465,334
15,459 Carlisle Cos, Inc 5,024,948
15,501 Carpenter Technology Corp 4,896,766
310,062 Carrier Global Corp 18,445,588
161,242 Caterpillar, Inc 93,078,557
346,125 CNH Industrial NV 3,630,851
31,238 (a),(b) Core & Main, Inc 1,629,999
19,174 Crane Co 3,643,060
54,608 Cummins, Inc 23,900,829
14,727 Curtiss-Wright Corp 8,773,316
96,983 Deere & Co 44,770,262
45,248 Donaldson Co, Inc 3,812,144
53,574 Dover Corp 9,721,538
155,564 Eaton Corp plc 59,357,000
11,419 EMCOR Group, Inc 7,716,732
223,658 Emerson Electric Co 31,215,947
22,207 Esab Corp 2,594,222
18,698 (a) Everus Construction Group, Inc 1,699,461
85,460 (a) Fastenal Co 3,516,679
72,738 Ferguson Enterprises, Inc 18,075,393
48,648 Flowserve Corp 3,320,226
131,561 Fortive Corp 6,622,781
45,616 Fortune Brands Innovations, Inc 2,317,293
88,664 (a) Gates Industrial Corp plc 1,957,701
22,156 (a) Generac Holdings, Inc 3,722,651
100,276 General Dynamics Corp 34,585,192
63,872 Graco, Inc 5,222,813
74,560 (a),(b) Hayward Holdings, Inc 1,265,283
28,780 (b) Hexcel Corp 2,054,892
252,365 Honeywell International, Inc 50,808,646
21,067 Hubbell, Inc 9,901,490
15,581 Huntington Ingalls Industries, Inc 5,017,394
30,298 (a) IDEX Corp 5,194,895
76,947 Illinois Tool Works, Inc 18,768,912
160,719 Ingersoll Rand, Inc 12,267,681
30,775 ITT, Inc 5,695,529
262,034 Johnson Controls International plc 29,974,069
73,043 L3Harris Technologies, Inc 21,116,731
18,745 (a) Leonardo DRS, Inc 685,317
20,899 Lincoln Electric Holdings, Inc 4,899,771
3,145 (a),(b) Loar Holdings, Inc 248,864
59,802 Lockheed Martin Corp 29,415,408
86,193 Masco Corp 5,581,859
20,060 (a) Mastec, Inc 4,095,450
20,280 (a) Middleby Corp 2,519,384
19,714 (a) MSC Industrial Direct Co (Class A) 1,673,916
40,651 (a) Mueller Industries, Inc 4,303,721
22,016 (a) Nordson Corp 5,106,611
53,809 Northrop Grumman Corp 31,394,861
65,157 nVent Electric plc 7,450,703
24,818 Oshkosh Corp 3,059,811
153,890 Otis Worldwide Corp 14,274,836
32,223 Owens Corning, Inc 4,102,310
202,297 PACCAR, Inc 19,906,025
51,046 Parker-Hannifin Corp 39,449,880

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
64,007 Pentair plc $ 6,807,145
12,770 Quanta Services, Inc 5,735,390
239,817 (a),(b) QXO, Inc 4,237,566
9,309 (a) RBC Bearings, Inc 3,989,186
24,728 Regal-Beloit Corp 3,483,928
40,577 Rockwell Automation, Inc 14,946,944
531,347 RTX Corp 94,845,440
55,141 (a),(b) Sensata Technologies Holding plc 1,755,138
14,852 Simpson Manufacturing Co, Inc 2,621,378
14,180 (a) SiteOne Landscape Supply, Inc 1,840,139
20,000 (a) Snap-On, Inc 6,711,000
46,909 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,721,091
52,754 (a) StandardAero, Inc 1,524,063
59,979 Stanley Black & Decker, Inc 4,061,778
69,330 (a) Textron, Inc 5,602,557
24,021 Timken Co 1,885,889
40,383 Toro Co 3,017,822
18,091 TransDigm Group, Inc 23,672,254
38,558 (a) Trex Co, Inc 1,863,123
25,478 United Rentals, Inc 22,195,924
7,654 Valmont Industries, Inc 3,164,393
2,807 W.W. Grainger, Inc 2,748,053
14,246 Watsco, Inc 5,242,671
19,053 WESCO International, Inc 4,944,825
67,794 Westinghouse Air Brake Technologies Corp 13,859,805
46,695 (a),(b) WillScot Mobile Mini Holdings Corp 1,015,616
22,807 Woodward Inc 5,977,943
96,978 Xylem, Inc 14,629,131
TOTAL CAPITAL GOODS 1,165,911,616
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
62,613 (a),(b) Amentum Holdings, Inc 1,403,157
12,035 Automatic Data Processing, Inc 3,132,711
4,368 Broadridge Financial Solutions, Inc 962,707
8,765 (a) CACI International, Inc (Class A) 4,928,121
57,541 (a) Ceridian HCM Holding, Inc 3,955,368
134,976 (a),(b) Clarivate plc 458,918
20,631 (a) Clean Harbors, Inc 4,343,032
17,255 (a),(b) Concentrix Corp 695,549
23,637 (a) Copart, Inc 1,016,627
40,173 Equifax, Inc 8,480,520
12,995 (a) FTI Consulting, Inc 2,144,305
65,958 (a) Genpact Ltd 2,516,298
47,254 Jacobs Solutions, Inc 7,362,646
44,782 KBR, Inc 1,918,461
49,978 Leidos Holdings, Inc 9,519,310
21,463 (b) Manpower, Inc 658,056
13,829 MSA Safety, Inc 2,171,568
19,607 (a) Parsons Corp 1,630,126
88,284 Paychex, Inc 10,331,877
8,989 Paycom Software, Inc 1,681,752
1,524 (a) Paylocity Holding Corp 215,296
69,752 RB Global, Inc 6,920,793
80,858 Republic Services, Inc 16,837,870
43,197 Robert Half International, Inc 1,131,329
18,439 Science Applications International Corp 1,727,919
82,323 SS&C Technologies Holdings, Inc 6,990,869
81,216 Tetra Tech, Inc 2,597,288
78,436 TransUnion 6,367,434
55,197 Veralto Corp 5,446,840

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
22,858 Verisk Analytics, Inc $ 5,000,416
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 122,547,163
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.3%
1,047,598 (a) Amazon.com, Inc 255,844,384
11,808 (a) Autonation, Inc 2,360,065
5,629 (a) Autozone, Inc 20,683,367
84,040 Bath & Body Works, Inc 2,057,299
74,330 Best Buy Co, Inc 6,105,466
65,075 (a),(b) Carmax, Inc 2,727,293
24,842 Dick's Sporting Goods, Inc 5,501,261
1,317 (b) Dillard's, Inc (Class A) 790,305
183,484 eBay, Inc 14,919,084
17,347 (a) Etsy, Inc 1,075,514
21,993 (a) Five Below, Inc 3,458,839
28,571 (a),(b) Floor & Decor Holdings, Inc 1,785,116
165,029 (a) GameStop Corp (Class A) 3,678,497
91,199 Gap, Inc 2,083,897
54,122 Genuine Parts Co 6,890,272
93,939 Home Depot, Inc 35,658,305
9,277 (b) Lithia Motors, Inc (Class A) 2,913,720
104,044 LKQ Corp 3,325,246
222,379 Lowe's Cos, Inc 52,955,111
105,482 Macy's, Inc 2,055,844
23,513 (a),(b) Ollie's Bargain Outlet Holdings, Inc 2,840,606
29,689 (a) O'Reilly Automotive, Inc 2,803,829
7,409 (a) Penske Auto Group, Inc 1,185,959
11,937 Pool Corp 3,187,895
4,705 (a) RH 811,566
100,573 Ross Stores, Inc 15,983,061
221,724 TJX Cos, Inc 31,072,401
13,181 (a) Ulta Beauty, Inc 6,852,538
5,919 (a) Valvoline, Inc 195,386
29,937 (a),(b) Wayfair, Inc 3,098,779
39,432 Williams-Sonoma, Inc 7,663,215
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 502,564,120
CONSUMER DURABLES & APPAREL - 1.1%
63,994 (a) Amer Sports, Inc 1,998,533
16,927 (a) BK LC Lux Finco 2 Sarl 675,557
23,177 Brunswick Corp 1,532,231
10,015 (b) Columbia Sportswear Co 497,044
20,673 (a),(b) Crocs, Inc 1,688,777
104,521 DR Horton, Inc 15,581,991
65,264 (a) Garmin Ltd 13,962,580
50,234 Hasbro, Inc 3,833,357
88,008 (a) Lennar Corp (Class A) 10,892,750
6,614 (a),(b) Lennar Corp (Class B) 780,783
18,308 (a) Lululemon Athletica, Inc 3,122,246
128,656 (a) Mattel, Inc 2,364,697
19,025 (a) Mohawk Industries, Inc 2,162,001
156,072 Newell Rubbermaid, Inc 530,645
459,239 Nike, Inc (Class B) 29,662,247
1,109 (a) NVR, Inc 7,996,799
78,451 Pulte Homes, Inc 9,403,921
20,153 PVH Corp 1,578,584
13,844 Ralph Lauren Corp 4,425,373
26,948 (a),(b) SharkNinja Global SPV Ltd 2,304,054
6,994 Tapestry, Inc 768,081
37,488 Toll Brothers, Inc 5,059,006
10,599 (a) TopBuild Corp 4,477,865
84,897 (a),(b) Under Armour, Inc (Class A) 391,375
77,183 (a),(b) Under Armour, Inc (Class C) 342,693
135,939 (b) VF Corp 1,908,584

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
23,731 (b) Whirlpool Corp $ 1,699,852
30,517 (a),(b) YETI Holdings, Inc 1,037,273
TOTAL CONSUMER DURABLES & APPAREL 130,678,899
CONSUMER SERVICES - 1.6%
200,212 ADT, Inc 1,769,874
104,082 Aramark 3,942,626
816 Booking Holdings, Inc 4,143,436
23,540 Boyd Gaming Corp 1,833,060
20,214 (a) Bright Horizons Family Solutions, Inc 2,207,975
78,725 (a),(b) Caesars Entertainment, Inc 1,582,372
293,984 (a) Carnival Corp 8,475,559
7,678 (b) Choice Hotels International, Inc 713,747
4,170 Churchill Downs, Inc 413,664
2,396 Darden Restaurants, Inc 431,639
8,974 Domino's Pizza, Inc 3,575,780
11,349 (a) Flutter Entertainment plc 2,639,664
8,199 (a) Grand Canyon Education, Inc 1,543,872
48,466 H&R Block, Inc 2,410,699
16,431 (b) Hyatt Hotels Corp 2,257,784
20,386 Marriott International, Inc (Class A) 5,312,184
267,813 McDonald's Corp 79,923,434
83,692 (a) MGM Resorts International 2,680,655
17,600 (a) Norwegian Cruise Line Holdings Ltd 394,592
59,952 (a),(b) Penn National Gaming, Inc 986,810
47,919 (b) Restaurant Brands International, Inc 3,147,799
52,742 Service Corp International 4,404,484
391,799 Starbucks Corp 31,684,785
17,244 Travel & Leisure Co 1,082,578
2,604 (b) Vail Resorts, Inc 386,251
60,629 (b) Wendy's Co 517,772
3,226 Wyndham Hotels & Resorts, Inc 236,885
31,218 (a) Wynn Resorts Ltd 3,714,630
73,878 Yum! Brands, Inc 10,210,678
TOTAL CONSUMER SERVICES 182,625,288
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
170,727 (a),(b) Albertsons Cos, Inc 3,020,161
45,742 (a) BJ's Wholesale Club Holdings, Inc 4,037,189
12,460 Casey's General Stores, Inc 6,394,347
87,870 (a) Dollar General Corp 8,669,254
79,734 (a) Dollar Tree, Inc 7,903,234
240,371 Kroger Co 15,294,807
66,186 (a) Maplebear, Inc 2,439,616
52,697 (a) Performance Food Group Co 5,097,908
87,661 Sysco Corp 6,511,459
180,977 Target Corp 16,780,188
91,712 (a) US Foods Holding Corp 6,660,125
1,555,473 Walmart, Inc 157,382,758
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 240,191,046
ENERGY - 5.8%
139,621 Antero Midstream Corp 2,408,462
108,880 (a) Antero Resources Corp 3,365,481
132,943 (a) APA Corp 3,011,159
394,929 Baker Hughes Co 19,118,513
308,456 (a) Cabot Oil & Gas Corp 7,298,069
48,091 Cheniere Energy, Inc 10,195,292
86,395 Chesapeake Energy Corp 8,925,467
762,770 Chevron Corp 120,304,084
23,254 Chord Energy Corp 2,109,603
46,069 (b) Civitas Resources, Inc 1,328,169
502,245 ConocoPhillips 44,629,491
244,376 Devon Energy Corp 7,939,776
75,516 Diamondback Energy, Inc 10,813,136

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
42,574 DT Midstream, Inc $ 4,661,427
217,069 EOG Resources, Inc 22,974,583
250,782 EQT Corp 13,436,900
1,721,061 Exxon Mobil Corp 196,820,536
335,939 Halliburton Co 9,016,603
52,971 HF Sinclair Corp 2,733,304
773,728 Kinder Morgan, Inc 20,263,936
121,924 Marathon Petroleum Corp 23,764,207
46,549 Matador Resources Co 1,836,824
160,338 NOV, Inc 2,340,935
276,830 (a) Occidental Petroleum Corp 11,405,396
244,996 ONEOK, Inc 16,414,732
107,046 Ovintiv, Inc 4,015,296
260,312 Permian Resources Corp 3,269,519
150,522 Phillips 66 20,492,065
100,186 Range Resources Corp 3,561,612
546,558 Schlumberger Ltd 19,708,882
162,104 TechnipFMC plc 6,703,000
124,052 Valero Energy Corp 21,034,257
66,156 (a) Viper Energy, Inc 2,484,819
26,509 Weatherford International plc 1,953,448
457,598 Williams Cos, Inc 26,481,196
TOTAL ENERGY 676,820,179
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
45,809 Agree Realty Corp 3,344,515
65,960 Alexandria Real Estate Equities, Inc 3,840,191
135,275 American Homes 4 Rent 4,274,690
117,880 Americold Realty Trust, Inc 1,519,473
56,304 AvalonBay Communities, Inc 9,792,392
60,556 Boston Properties, Inc 4,310,982
113,821 Brixmor Property Group, Inc 2,977,557
44,349 Camden Property Trust 4,411,839
56,451 Cousins Properties, Inc 1,463,774
172,959 Crown Castle, Inc 15,604,361
88,526 CubeSmart 3,334,774
133,864 Digital Realty Trust, Inc 22,811,764
21,182 EastGroup Properties, Inc 3,696,894
28,322 EPR Properties 1,388,344
38,790 Equinix, Inc 32,816,728
77,430 Equity Lifestyle Properties, Inc 4,727,101
149,736 Equity Residential 8,900,308
24,887 Essex Property Trust, Inc 6,265,800
83,619 Extra Space Storage, Inc 11,166,481
34,034 Federal Realty Investment Trust 3,273,730
52,279 First Industrial Realty Trust, Inc 2,889,983
108,452 Gaming and Leisure Properties, Inc 4,843,466
147,618 Healthcare Realty Trust, Inc 2,615,791
283,155 Healthpeak Properties, Inc 5,082,632
45,903 Highwoods Properties, Inc 1,314,203
260,225 Host Hotels & Resorts Inc 4,168,805
249,941 Invitation Homes, Inc 7,035,839
116,404 Iron Mountain, Inc 11,983,792
44,162 Kilroy Realty Corp 1,865,845
267,829 Kimco Realty Corp 5,533,347
35,679 Lineage, Inc 1,405,753
263,863 (a) Medical Properties Trust, Inc 1,364,172
45,430 Mid-America Apartment Communities, Inc 5,825,489
45,991 (a) Millrose Properties, Inc 1,481,370
76,647 National Retail Properties, Inc 3,101,138
34,018 National Storage Affiliates Trust 989,584
114,191 Omega Healthcare Investors, Inc 4,799,448
75,680 Park Hotels & Resorts, Inc 778,747

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
368,251 Prologis, Inc $ 45,696,267
53,621 Public Storage, Inc 14,936,666
72,037 (a) Rayonier, Inc 1,589,857
357,965 Realty Income Corp 20,754,811
68,919 Regency Centers Corp 4,751,965
97,267 Rexford Industrial Realty, Inc 4,019,072
42,414 SBA Communications Corp 8,121,433
98,839 Simon Property Group, Inc 17,371,943
67,987 STAG Industrial, Inc 2,601,862
41,730 Sun Communities, Inc 5,283,018
127,572 UDR, Inc 4,297,901
177,880 Ventas, Inc 13,125,765
412,064 VICI Properties, Inc 12,357,799
71,051 Vornado Realty Trust 2,695,675
265,612 Welltower, Inc 48,086,396
296,067 Weyerhaeuser Co 6,809,541
87,650 WP Carey, Inc 5,784,900
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 435,285,973
FINANCIAL SERVICES - 11.1%
11,428 Affiliated Managers Group, Inc 2,719,407
43,765 (a) Affirm Holdings, Inc 3,145,828
408,052 AGNC Investment Corp 4,080,520
94,249 Ally Financial, Inc 3,672,884
146,558 American Express Co 52,867,867
3,875 Ameriprise Financial, Inc 1,754,484
254,264 Annaly Capital Management, Inc 5,382,769
48,567 Apollo Global Management, Inc 6,037,364
259,367 Bank of New York Mellon Corp 27,993,480
732,653 (a) Berkshire Hathaway, Inc 349,871,114
60,570 BlackRock, Inc 65,585,802
138,259 (a) Block, Inc 10,499,388
100,947 (a) Brookfield Asset Management Ltd 5,457,195
249,523 Capital One Financial Corp 54,892,565
101,432 (a) Carlyle Group, Inc 5,408,354
41,994 Cboe Global Markets, Inc 10,315,406
618,445 Charles Schwab Corp 58,455,421
142,732 CME Group, Inc 37,893,919
75,305 (a) Coinbase Global, Inc 25,888,353
109,047 Corebridge Financial, Inc 3,550,570
1,570 (a),(b) Credit Acceptance Corp 702,324
15,211 (a),(b) Euronet Worldwide, Inc 1,153,906
15,151 Evercore Partners, Inc (Class A) 4,462,879
14,500 Factset Research Systems, Inc 3,868,600
211,033 Fidelity National Information Services, Inc 13,193,783
157,981 (a) Fiserv, Inc 10,535,753
123,141 Franklin Resources, Inc 2,784,218
1,074 (a),(b) Freedom Holding Corp 165,031
95,848 (a) Global Payments, Inc 7,453,141
112,916 Goldman Sachs Group, Inc 89,132,503
5,675 (a) Hamilton Lane, Inc 646,723
13,671 (a),(b) Houlihan Lokey, Inc 2,448,203
163,362 Interactive Brokers Group, Inc (Class A) 11,494,150
226,325 Intercontinental Exchange, Inc 33,109,084
141,087 Invesco Ltd 3,343,762
29,290 Jack Henry & Associates, Inc 4,362,453
47,393 Janus Henderson Group plc 2,064,439
47,268 Jefferies Financial Group, Inc 2,497,168
202,686 KKR & Co, Inc 23,983,834
30,780 (b) Lazard, Inc 1,502,064
14,953 MarketAxess Holdings, Inc 2,393,377
95,296 MGIC Investment Corp 2,613,016
457,294 Morgan Stanley 74,996,216

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
3,083 Morningstar, Inc $ 654,521
15,017 MSCI, Inc (Class A) 8,838,255
164,913 Nasdaq Stock Market, Inc 14,098,412
73,534 (a) Northern Trust Corp 9,461,620
44,836 OneMain Holdings, Inc 2,653,843
379,688 (a) PayPal Holdings, Inc 26,300,988
72,949 Raymond James Financial, Inc 11,574,818
226,233 (a) Rithm Capital Corp 2,481,776
254,554 (a) Robinhood Markets, Inc 37,363,436
374,236 (a) Rocket Cos, Inc 6,234,772
121,910 S&P Global, Inc 59,395,771
43,102 SEI Investments Co 3,474,452
73,670 (b) SLM Corp 1,978,040
393,046 (a),(b) SoFi Technologies, Inc 11,665,605
155,400 Starwood Property Trust, Inc 2,825,172
111,862 State Street Corp 12,937,959
38,886 Stifel Financial Corp 4,605,269
145,967 Synchrony Financial 10,857,025
86,118 T Rowe Price Group, Inc 8,829,679
3,248 (a) TPG, Inc 178,770
41,242 Tradeweb Markets, Inc 4,346,494
41,524 (a) UWM Holdings Corp 233,780
30,117 Virtu Financial, Inc 1,049,276
40,101 Voya Financial, Inc 2,985,920
156,308 (a),(b) Western Union Co 1,458,354
12,736 (a),(b) WEX, Inc 1,857,928
158,968 (a) XP, Inc 2,896,397
TOTAL FINANCIAL SERVICES 1,285,617,649
FOOD, BEVERAGE & TOBACCO - 3.5%
669,528 Altria Group, Inc 37,747,989
188,991 Archer-Daniels-Midland Co 11,439,625
3,106 (a) Boston Beer Co, Inc (Class A) 642,911
20,866 (a) Brown-Forman Corp (Class A) 565,886
60,331 (b) Brown-Forman Corp (Class B) 1,642,813
54,141 Bunge Global S.A. 5,121,738
81,726 Campbell Soup Co 2,462,404
789,152 Coca-Cola Co 54,372,573
17,229 Coca-Cola Consolidated Inc 2,246,317
205,889 ConAgra Brands, Inc 3,539,232
56,727 (a) Constellation Brands, Inc (Class A) 7,452,793
55,657 (a) Darling International, Inc 1,783,807
74,259 (a) Flowers Foods, Inc 885,910
13,586 (a) Freshpet, Inc 668,567
216,788 (a) General Mills, Inc 10,104,489
50,420 (a) Hershey Co 8,552,745
111,939 Hormel Foods Corp 2,416,763
25,518 Ingredion, Inc 2,945,032
42,334 (a) J.M. Smucker Co 4,383,686
110,854 Kellogg Co 9,207,533
506,027 Keurig Dr Pepper, Inc 13,743,693
335,018 (a) Kraft Heinz Co 8,284,995
55,889 Lamb Weston Holdings, Inc 3,450,028
98,630 McCormick & Co, Inc 6,328,101
68,565 (a) Molson Coors Brewing Co (Class B) 2,997,662
513,844 Mondelez International, Inc 29,525,476
469,462 PepsiCo, Inc 68,583,703
618,791 Philip Morris International, Inc 89,310,105
19,989 (a),(b) Pilgrim's Pride Corp 761,581
20,325 (a) Post Holdings, Inc 2,112,377
104,879 Primo Brands Corp 2,304,192
106 (a) Seaboard Corp 357,218
26,510 (a) Smithfield Foods, Inc 587,462

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
107,860 Tyson Foods, Inc (Class A) $ 5,545,083
TOTAL FOOD, BEVERAGE & TOBACCO 402,074,489
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
687,649 Abbott Laboratories 85,007,169
33,886 (a),(b) Acadia Healthcare Co, Inc 728,549
28,000 (a) Align Technology, Inc 3,860,640
207,361 Baxter International, Inc 3,829,958
113,750 Becton Dickinson & Co 20,328,263
484,783 (a) Boston Scientific Corp 48,827,344
48,058 Cardinal Health, Inc 9,168,025
190,877 (a) Centene Corp 6,751,319
46,115 (a),(b) Certara, Inc 536,317
5,142 Chemed Corp 2,217,745
96,259 Cigna Group 23,526,662
79,363 (a) Cooper Cos, Inc 5,548,267
497,386 CVS Health Corp 38,870,716
76,411 (a) Dentsply Sirona, Inc 963,543
229,126 (a) Edwards Lifesciences Corp 18,891,439
89,746 Elevance Health, Inc 28,467,431
39,584 Encompass Health Corp 4,506,638
58,488 (a) Envista Holdings Corp 1,190,231
182,676 GE HealthCare Technologies, Inc 13,691,566
41,507 (a) Globus Medical, Inc 2,506,608
53,454 HCA, Inc 24,571,735
44,750 (a) Henry Schein, Inc 2,828,200
89,096 (a) Hologic, Inc 6,585,085
47,997 Humana, Inc 13,352,285
32,888 Labcorp Holdings, Inc 8,352,236
3,828 McKesson Corp 3,105,810
508,925 Medtronic plc 46,159,498
9,298 (a) Molina Healthcare, Inc 1,423,152
43,718 Quest Diagnostics, Inc 7,692,182
44,966 (a) Resmed, Inc 11,101,206
57,964 (a) Solventum Corp 4,001,835
38,853 STERIS plc 9,157,652
101,435 Stryker Corp 36,135,204
17,106 (a) Teleflex, Inc 2,129,184
33,760 (a) Tenet Healthcare Corp 6,971,102
361,444 UnitedHealth Group, Inc 123,454,813
20,826 (a) Universal Health Services, Inc (Class B) 4,519,450
11,771 (a) Veeva Systems, Inc 3,427,715
77,776 Zimmer Biomet Holdings, Inc 7,821,155
TOTAL HEALTH CARE EQUIPMENT & SERVICES 642,207,929
HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
50,203 (a) BellRing Brands, Inc 1,512,616
97,740 Church & Dwight Co, Inc 8,570,821
47,654 Clorox Co 5,359,169
169,822 Colgate-Palmolive Co 13,084,785
173,573 (a),(b) Coty, Inc 689,085
22,736 (a),(b) elf Beauty, Inc 2,776,975
92,613 Estee Lauder Cos (Class A) 8,954,751
742,654 Kenvue, Inc 10,671,938
85,552 Kimberly-Clark Corp 10,241,430
932,730 Procter & Gamble Co 140,254,610
32,677 (a),(b) Reynolds Consumer Products, Inc 798,626
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 202,914,806
INSURANCE - 3.5%
194,044 Aflac, Inc 20,799,576
105,090 Allstate Corp 20,126,837
27,975 American Financial Group, Inc 3,683,748
226,146 American International Group, Inc 17,856,488
5,989 Aon plc 2,040,333

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
145,214 Arch Capital Group Ltd $ 12,533,420
20,613 Assurant, Inc 4,364,184
21,875 (a) Assured Guaranty Ltd 1,762,688
30,984 Axis Capital Holdings Ltd 2,901,962
25,993 (a) Brighthouse Financial, Inc 1,483,421
97,372 (a) Brown & Brown, Inc 7,764,443
147,567 Chubb Ltd 40,867,205
60,716 (a) Cincinnati Financial Corp 9,386,086
11,007 (b) CNA Financial Corp 490,362
14,599 Everest Re Group Ltd 4,591,678
106,760 Fidelity National Financial, Inc 5,897,422
41,114 First American Financial Corp 2,570,036
93,568 Gallagher (Arthur J.) & Co 23,344,280
34,984 (a) Globe Life, Inc 4,600,746
16,040 Hanover Insurance Group, Inc 2,740,915
111,288 Hartford Financial Services Group, Inc 13,819,744
29,014 Kemper Corp 1,305,340
70,149 Lincoln National Corp 2,946,258
69,922 (a) Loews Corp 6,961,434
3,859 (a) Markel Corp 7,619,711
172,406 Marsh & McLennan Cos, Inc 30,714,129
224,294 Metlife, Inc 17,903,147
92,500 Old Republic International Corp 3,650,050
13,959 Primerica, Inc 3,627,525
86,485 Principal Financial Group 7,268,199
220,902 Progressive Corp 45,505,812
141,329 Prudential Financial, Inc 14,698,216
25,067 Reinsurance Group of America, Inc (Class A) 4,573,725
18,286 RenaissanceRe Holdings Ltd 4,646,290
30,888 RLI Corp 1,821,157
89,737 Travelers Cos, Inc 24,105,153
66,582 Unum Group 4,888,450
118,841 W.R. Berkley Corp 8,478,117
1,126 (b) White Mountains Insurance Group Ltd 2,144,535
39,403 Willis Towers Watson plc 12,337,079
TOTAL INSURANCE 408,819,901
MATERIALS - 3.9%
87,214 Air Products & Chemicals, Inc 21,157,244
45,713 (a),(b) Albemarle Corp 4,490,388
99,677 (a) Alcoa Corp 3,667,117
889,188 Amcor plc 7,024,585
171,397 (a) AngloGold Ashanti PLC 11,654,996
24,532 Aptargroup, Inc 2,845,957
16,394 (a) Ashland, Inc 801,667
31,776 Avery Dennison Corp 5,557,305
91,513 (a) Axalta Coating Systems Ltd 2,605,375
109,379 Ball Corp 5,140,813
41,253 (a) Celanese Corp (Series A) 1,585,765
64,164 CF Industries Holdings, Inc 5,344,219
186,784 (a) Cleveland-Cliffs, Inc 2,321,725
268,397 Corteva, Inc 16,490,312
268,986 CRH plc 32,036,233
44,046 Crown Holdings, Inc 4,280,390
275,149 Dow, Inc 6,562,304
162,561 DuPont de Nemours, Inc 13,273,106
11,600 (a) Eagle Materials, Inc 2,462,912
45,170 Eastman Chemical Co 2,688,518
73,337 Ecolab, Inc 18,803,607
83,997 Element Solutions, Inc 2,244,400
45,122 (b) FMC Corp 684,501
567,728 Freeport-McMoRan, Inc (Class B) 23,674,258
117,697 Graphic Packaging Holding Co 1,881,975

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
46,545 (a) Huntsman Corp $ 385,393
99,257 International Flavors & Fragrances, Inc 6,250,213
207,460 International Paper Co 8,016,254
18,959 (a) James Hardie Industries plc 396,812
186,430 Linde plc 77,983,669
26,981 Louisiana-Pacific Corp 2,350,315
98,583 LyondellBasell Industries NV 4,576,223
23,902 Martin Marietta Materials, Inc 14,654,316
127,619 Mosaic Co 3,503,141
51,278 (a),(b) MP Materials Corp 3,235,129
2,374 NewMarket Corp 1,822,995
436,084 Newmont Goldcorp Corp 35,309,721
91,414 Nucor Corp 13,716,671
45,035 Olin Corp 932,224
34,408 Packaging Corp of America 6,735,710
89,776 PPG Industries, Inc 8,775,604
21,799 Reliance Steel & Aluminum Co 6,156,692
32,351 Royal Gold, Inc 5,654,631
49,474 RPM International, Inc 5,406,519
18,203 Scotts Miracle-Gro Co (Class A) 974,224
58,982 (b) Sealed Air Corp 1,976,487
8,950 Sherwin-Williams Co 3,087,213
31,151 (b) Silgan Holdings, Inc 1,203,052
205,344 Smurfit WestRock plc 7,581,300
63,091 (a) Solstice Advanced Materials, Inc 2,843,511
47,119 Sonoco Products Co 1,911,618
32,634 Southern Copper Corp 4,529,599
49,680 Steel Dynamics, Inc 7,789,824
52,222 Vulcan Materials Co 15,118,269
12,839 Westlake Chemical Corp 883,452
TOTAL MATERIALS 453,040,453
MEDIA & ENTERTAINMENT - 6.6%
667,357 Alphabet, Inc 188,074,550
819,606 Alphabet, Inc (Class A) 230,465,011
35,014 (a) Charter Communications, Inc 8,187,674
1,453,019 Comcast Corp (Class A) 40,444,784
27,079 (a) DoubleVerify Holdings, Inc 308,159
99,983 Electronic Arts, Inc 20,002,599
81,946 Fox Corp (Class A) 5,297,809
60,382 Fox Corp (Class B) 3,526,913
31,137 (a) IAC, Inc 1,003,234
146,722 Interpublic Group of Cos, Inc 3,764,886
35,709 (a) Liberty Broadband Corp 1,921,858
4,845 (a) Liberty Broadband Corp (Class A) 259,159
6,403 (a) Liberty Media Corp-Liberty Formula One (Class A) 582,545
58,184 (a) Liberty Media Corp-Liberty Formula One (Class C) 5,809,672
8,510 (a) Liberty Media Corp-Liberty Live (Class A) 746,667
17,634 (a) Liberty Media Corp-Liberty Live (Class C) 1,594,290
6,999 (a) Madison Square Garden Sports Corp 1,500,516
99,850 Match Group, Inc 3,229,149
154,671 Meta Platforms, Inc 100,280,943
61,504 New York Times Co (Class A) 3,505,113
142,993 News Corp (Class A) 3,789,314
45,712 (b) News Corp (Class B) 1,392,845
10,825 (a) Nexstar Media Group, Inc 2,118,777
9,400 (a) NIQ Global Intelligence PLC 116,560
78,590 (b) Omnicom Group, Inc 5,895,822
111,716 (a) Pinterest, Inc 3,697,800
46,268 (a) Roku, Inc 4,910,423
76,130 (b) Sirius XM Holdings, Inc 1,651,260
48,217 (a) Take-Two Interactive Software, Inc 12,361,392
16,116 (a) TKO Group Holdings, Inc 3,036,254

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
38,141 (a) Trump Media & Technology Group Corp $ 584,511
719,234 Walt Disney Co 81,000,133
925,973 (a) Warner Bros Discovery, Inc 20,788,094
98,984 (a),(b) ZoomInfo Technologies, Inc 1,110,600
TOTAL MEDIA & ENTERTAINMENT 762,959,316
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
110,959 Agilent Technologies, Inc 16,239,959
56,337 Amgen, Inc 16,812,651
265,213 (a) Avantor, Inc 3,134,818
57,163 (a) Biogen, Inc 8,818,536
74,490 (a) BioMarin Pharmaceutical, Inc 3,990,429
7,186 (a),(b) Bio-Rad Laboratories, Inc (Class A) 2,296,286
60,921 Bio-Techne Corp 3,811,827
653,114 Bristol-Myers Squibb Co 30,088,962
42,197 (b) Bruker BioSciences Corp 1,643,151
4,429 (a) Caris Life Sciences, Inc 133,224
19,599 (a) Charles River Laboratories International, Inc 3,529,192
253,328 Danaher Corp 54,561,785
202,823 (a),(b) Elanco Animal Health, Inc 4,492,529
71,265 (a) Exact Sciences Corp 4,610,133
20,367 (a) Exelixis, Inc 787,592
361,397 Gilead Sciences, Inc 43,291,747
61,166 (a) Illumina, Inc 7,556,448
48,237 (a) Incyte Corp 4,509,195
4,575 (a) Insmed, Inc 867,420
2,299 (a) Ionis Pharmaceuticals, Inc 170,816
66,315 (a) IQVIA Holdings, Inc 14,354,545
22,941 (a) Jazz Pharmaceuticals plc 3,157,599
955,823 Johnson & Johnson 180,526,290
1,000,616 Merck & Co, Inc 86,032,964
8,208 (a) Mettler-Toledo International, Inc 11,624,908
140,384 (a) Moderna, Inc 3,812,829
5,712 (a) Neurocrine Biosciences, Inc 818,015
102,173 (b) Organon & Co 689,668
49,077 PerkinElmer, Inc 4,593,116
66,153 (a),(b) Perrigo Co plc 1,372,013
2,254,897 Pfizer, Inc 55,583,211
80,008 (a),(b) QIAGEN NV 3,748,375
41,403 (a) Regeneron Pharmaceuticals, Inc 26,986,475
17,728 (a) Repligen Corp 2,642,536
70,798 (a) REVOLUTION Medicines, Inc 4,165,754
154,759 (a) Roivant Sciences Ltd 3,093,632
156,270 Royalty Pharma plc 5,866,376
6,356 (a) Sarepta Therapeutics, Inc 152,608
75,013 (a) Sotera Health Co 1,245,216
149,977 Thermo Fisher Scientific, Inc 85,095,450
17,483 (a) United Therapeutics Corp 7,787,453
444,045 Viatris, Inc 4,600,306
40,995 (a),(b) Viking Therapeutics, Inc 1,561,090
10,591 (a) Waters Corp 3,702,614
27,842 West Pharmaceutical Services, Inc 7,853,393
37,768 Zoetis, Inc 5,441,991
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 737,855,127
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
105,616 (a) CBRE Group, Inc 16,099,047
147,124 (a) CoStar Group, Inc 10,123,603
9,872 (a) Howard Hughes Holdings, Inc 782,652
14,081 (a) Jones Lang LaSalle, Inc 4,295,972
19,256 (a) Zillow Group, Inc (Class A) 1,377,382

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
66,694 (a) Zillow Group, Inc (Class C) $ 5,000,716
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 37,679,372
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
265,477 (a) Advanced Micro Devices, Inc 67,993,969
47,890 (a),(b) Allegro MicroSystems, Inc 1,432,869
48,317 (a) Amkor Technology, Inc 1,559,673
196,941 Analog Devices, Inc 46,109,796
227,984 Applied Materials, Inc 53,143,070
20,427 (a) Cirrus Logic, Inc 2,709,642
47,306 Entegris, Inc 4,331,810
40,287 (a) First Solar, Inc 10,754,212
43,195 (a),(b) GLOBALFOUNDRIES, Inc 1,537,742
1,735,872 Intel Corp 69,417,521
7,820 (a) Lattice Semiconductor Corp 570,547
19,433 (a) MACOM Technology Solutions Holdings, Inc 2,878,610
319,279 Marvell Technology, Inc 29,929,214
205,364 Microchip Technology, Inc 12,818,821
443,828 Micron Technology, Inc 99,315,392
24,419 (a) MKS Instruments, Inc 3,509,255
166,704 (a) ON Semiconductor Corp 8,348,536
15,595 (a) Onto Innovation, Inc 2,104,701
32,808 (a) Qorvo, Inc 3,114,135
330,902 QUALCOMM, Inc 59,860,172
58,124 Skyworks Solutions, Inc 4,517,397
63,143 Teradyne, Inc 11,476,872
213,195 Texas Instruments, Inc 34,422,465
17,943 Universal Display Corp 2,642,645
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 534,499,066
SOFTWARE & SERVICES - 3.7%
248,575 Accenture plc 62,168,607
58,614 (a) Akamai Technologies, Inc 4,401,911
41,259 Amdocs Ltd 3,476,483
411,082 (a),(b) Aurora Innovation, Inc 2,154,070
35,700 (a) BILL Holdings, Inc 1,772,862
229,570 (a),(b) CCC Intelligent Solutions Holdings, Inc 2,001,850
15,655 (a),(b) Circle Internet Group, Inc 1,987,872
192,682 Cognizant Technology Solutions Corp (Class A) 14,042,664
20,053 (a) DocuSign, Inc 1,466,676
22,677 Dolby Laboratories, Inc (Class A) 1,503,939
49,012 (a) Dropbox, Inc 1,421,348
76,594 (a) DXC Technology Co 1,087,635
20,930 (a) EPAM Systems, Inc 3,422,892
1,586 (a) Fair Isaac Corp 2,632,015
189,825 Gen Digital, Inc 5,003,787
15,923 (a) Globant S.A. 980,538
44,783 (a) Informatica, Inc 1,113,753
369,570 International Business Machines Corp 113,609,514
88,355 (a) Kyndryl Holdings, Inc 2,555,227
99,048 (a),(b) MicroStrategy, Inc (Class A) 26,694,426
28,313 (a) MongoDB, Inc 10,187,584
37,435 (a),(b) nCino OpCo, Inc 998,766
76,059 (a) Nutanix, Inc 5,418,443
39,184 (a) Okta, Inc 3,586,512
23,738 Pegasystems, Inc 1,510,924
41,373 (a) PTC, Inc 8,214,195
41,985 Roper Industries, Inc 18,731,608
20,621 (a) Rubrik, Inc 1,552,143
24,560 (a),(b) SailPoint, Inc 532,461
329,239 Salesforce, Inc 85,737,128
33,119 (a) SentinelOne, Inc 591,174
19,314 (a) Synopsys, Inc 8,765,079
30,031 (a) Teradata Corp 626,146

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
45,024 (a) Twilio, Inc $ 6,072,837
2,726 (a) Tyler Technologies, Inc 1,298,285
155,988 (a),(b) UiPath, Inc 2,473,970
122,177 (a) Unity Software, Inc 4,630,508
33,425 VeriSign, Inc 8,015,315
102,724 (a) Zoom Video Communications, Inc 8,960,615
TOTAL SOFTWARE & SERVICES 431,401,762
TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
19,431 (a) Arrow Electronics, Inc 2,167,528
36,057 Avnet, Inc 1,746,962
47,928 CDW Corp 7,638,285
55,922 (a) Ciena Corp 10,620,706
1,580,570 Cisco Systems, Inc 115,555,473
69,691 Cognex Corp 2,884,511
58,811 (a) Coherent Corp 7,760,700
309,790 Corning, Inc 27,596,093
21,764 Crane NXT Co 1,376,573
101,807 Dell Technologies, Inc 16,493,752
22,386 (a) F5 Networks, Inc 5,664,777
149,197 (a) Flextronics International Ltd 9,327,796
519,270 Hewlett Packard Enterprise Co 12,680,573
372,844 HP, Inc 10,316,593
5,656 (a),(b) Ingram Micro Holding Corp 129,862
8,327 (a) IPG Photonics Corp 708,794
15,108 Jabil Inc 3,337,206
66,141 (a) Keysight Technologies, Inc 12,101,157
9,838 (a) Littelfuse, Inc 2,393,684
24,031 (a) Lumentum Holdings, Inc 4,843,688
37,721 Motorola Solutions, Inc 15,341,508
48,616 NetApp, Inc 5,725,992
15,909 (a) Pure Storage, Inc 1,570,218
46,227 (a) Ralliant Corp 2,030,290
54,437 (a) SanDisk Corp 10,850,927
110,408 (a) Super Micro Computer, Inc 5,736,800
29,161 TD SYNNEX Corp 4,563,405
17,773 (a) Teledyne Technologies, Inc 9,363,172
93,146 (a) Trimble Inc 7,428,394
57,307 Vontier Corp 2,206,320
137,369 (a) Western Digital Corp 20,634,198
19,777 (a) Zebra Technologies Corp (Class A) 5,324,957
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 346,120,894
TELECOMMUNICATION SERVICES - 1.6%
5,354 (a),(b) AST SpaceMobile, Inc 429,659
2,784,947 AT&T, Inc 68,927,438
105,454 (a) Frontier Communications Parent, Inc 3,981,943
43,240 (a),(c) GCI Liberty, Inc 432
969 (a) GCI Liberty, Inc 35,436
7,141 (a) GCI Liberty, Inc 261,539
35,000 Iridium Communications, Inc 670,250
71,090 (a) Liberty Global Ltd 781,990
44,607 (a),(b) Liberty Global Ltd 497,368
42,087 (a) Millicom International Cellular S.A. 1,982,719
180,059 T-Mobile US, Inc 37,821,393
1,676,252 Verizon Communications, Inc 66,614,255
TOTAL TELECOMMUNICATION SERVICES 182,004,422
TRANSPORTATION - 2.1%
41,535 (a),(b) Alaska Air Group, Inc 1,733,256
3,876 (a),(b) Amerco, Inc 206,048
249,017 (a),(b) American Airlines Group, Inc 3,269,593
4,007 (a),(b) Avis Budget Group, Inc 545,232
45,646 CH Robinson Worldwide, Inc 7,029,028
744,320 CSX Corp 26,810,406

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
254,314 Delta Air Lines, Inc $ 14,592,537
52,940 Expeditors International Washington, Inc 6,453,386
85,366 FedEx Corp 21,667,598
46,903 (a) GXO Logistics, Inc 2,636,418
30,539 JB Hunt Transport Services, Inc 5,156,816
21,956 (a) Kirby Corp 2,272,007
66,267 Knight-Swift Transportation Holdings, Inc 2,989,967
12,738 Landstar System, Inc 1,635,941
136,357 (a) Lyft, Inc (Class A) 2,789,864
89,546 Norfolk Southern Corp 25,375,545
69,763 Old Dominion Freight Line 9,796,120
15,759 Ryder System, Inc 2,666,896
9,849 (a) Saia, Inc 2,880,832
21,540 (b) Schneider National, Inc 460,310
165,512 (a) Southwest Airlines Co 5,015,014
25,697 U-Haul Holding Co 1,246,047
218,561 Union Pacific Corp 48,164,288
130,346 (a) United Airlines Holdings, Inc 12,257,738
291,130 United Parcel Service, Inc (Class B) 28,070,755
34,661 (a) XPO, Inc 4,986,678
TOTAL TRANSPORTATION 240,708,320
UTILITIES - 4.6%
278,299 AES Corp 3,860,007
105,410 Alliant Energy Corp 7,043,496
108,162 Ameren Corp 11,034,687
212,259 American Electric Power Co, Inc 25,526,267
77,949 American Water Works Co, Inc 10,010,990
61,290 Atmos Energy Corp 10,524,719
50,871 (b) Brookfield Renewable Corp 2,200,680
260,032 Centerpoint Energy, Inc 9,943,624
16,658 Clearway Energy, Inc (Class A) 499,573
34,795 Clearway Energy, Inc (Class C) 1,111,004
118,716 CMS Energy Corp 8,731,562
144,825 Consolidated Edison, Inc 14,107,403
124,405 Constellation Energy Corp 46,900,685
340,599 Dominion Energy, Inc 19,989,755
82,807 (a) DTE Energy Co 11,223,661
308,488 Duke Energy Corp 38,345,058
149,419 Edison International 8,274,824
174,927 Entergy Corp 16,808,735
110,907 Essential Utilities, Inc 4,328,700
92,070 Evergy, Inc 7,071,897
144,695 Eversource Energy 10,679,938
403,291 Exelon Corp 18,599,781
223,471 FirstEnergy Corp 10,241,676
21,841 Idacorp, Inc 2,817,926
87,047 MDU Resources Group, Inc 1,669,562
36,690 National Fuel Gas Co 2,895,208
818,987 NextEra Energy, Inc 66,665,542
184,967 NiSource, Inc 7,788,960
81,073 OGE Energy Corp 3,578,562
851,778 PG&E Corp 13,594,377
48,369 (b) Pinnacle West Capital Corp 4,281,624
296,939 (a),(b) PPL Corp 10,844,212
195,526 Public Service Enterprise Group, Inc 15,751,575
259,042 Sempra Energy 23,816,322
436,905 Southern Co 41,086,546
17,896 (a) Talen Energy Corp 7,154,463
93,072 UGI Corp 3,111,397
127,957 WEC Energy Group, Inc 14,296,636

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
235,954 Xcel Energy, Inc $ 19,152,386
TOTAL UTILITIES 535,564,020
TOTAL COMMON STOCKS
(Cost $7,421,646,235) 11,577,152,033
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5%
286,751 (b) iShares Russell 1000 Value ETF 58,660,652
TOTAL INVESTMENT COMPANIES
(Cost $58,262,888) 58,660,652
TOTAL LONG-TERM INVESTMENTS
(Cost $7,479,909,123) 11,635,812,685
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
137,233,239 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(e) 137,233,239
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $137,233,239) 137,233,239
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/28/25 4,984,989
TOTAL GOVERNMENT AGENCY DEBT 4,984,989
REPURCHASE AGREEMENT - 0.2%
26,345,000 (f) Fixed Income Clearing Corporation 4 .150 11/03/25 26,345,000
TOTAL REPURCHASE AGREEMENT 26,345,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,330,356) 31,329,989
TOTAL INVESTMENTS - 101.5%
(Cost $7,648,472,718) 11,804,375,913
OTHER ASSETS & LIABILITIES, NET - (1.5)% (176,743,085)
NET ASSETS - 100.0% $ 11,627,632,828
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $177,533,955.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $26,354,111 on 11/3/25, collateralized by Government Agency Securities, with coupon rates
2.125%–4.250% and maturity dates 2/28/29–4/15/29, valued at $26,872,005.

Portfolios of Investments October 31, 2025
S&P 500 Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2.4%
46,328 (a) Aptiv plc $ 3,757,201
820,780 Ford Motor Co 10,776,841
206,443 General Motors Co 14,263,147
601,684 (a) Tesla, Inc 274,704,847
TOTAL AUTOMOBILES & COMPONENTS 303,502,036
BANKS - 3.4%
1,461,727 Bank of America Corp 78,129,308
393,922 Citigroup, Inc 39,876,724
86,478 Citizens Financial Group, Inc 4,399,136
144,249 Fifth Third Bancorp 6,003,643
334,434 Huntington Bancshares, Inc 5,163,661
590,027 JPMorgan Chase & Co 183,569,200
212,462 Keycorp 3,737,207
32,566 M&T Bank Corp 5,987,910
84,400 PNC Financial Services Group, Inc 15,407,220
185,239 Regions Financial Corp 4,482,784
276,522 Truist Financial Corp 12,341,177
337,326 US Bancorp 15,746,378
687,097 Wells Fargo & Co 59,756,826
TOTAL BANKS 434,601,174
CAPITAL GOODS - 5.8%
114,734 3M Co 19,103,211
22,751 A.O. Smith Corp 1,501,338
19,169 Allegion plc 3,177,645
48,877 Ametek, Inc 9,878,530
17,120 (a) Axon Enterprise, Inc 12,535,778
162,373 (a) Boeing Co 32,640,220
26,073 (a) Builders FirstSource, Inc 3,028,900
167,621 Carrier Global Corp 9,971,773
100,611 Caterpillar, Inc 58,078,706
29,804 Cummins, Inc 13,044,615
53,343 Deere & Co 24,624,729
28,559 Dover Corp 5,182,316
83,420 Eaton Corp plc 31,829,735
9,472 EMCOR Group, Inc 6,400,988
120,105 Emerson Electric Co 16,763,055
246,210 (a) Fastenal Co 10,131,542
71,124 Fortive Corp 3,580,382
58,659 GE Vernova, Inc 34,323,727
13,280 (a) Generac Holdings, Inc 2,231,306
54,017 General Dynamics Corp 18,630,463
227,503 General Electric Co 70,287,052
134,308 Honeywell International, Inc 27,040,230
85,926 Howmet Aerospace, Inc 17,696,460
11,150 Hubbell, Inc 5,240,500
8,657 Huntington Ingalls Industries, Inc 2,787,727
16,032 (a) IDEX Corp 2,748,847
56,881 Illinois Tool Works, Inc 13,874,414
76,628 Ingersoll Rand, Inc 5,849,015
138,337 Johnson Controls International plc 15,824,369
40,307 L3Harris Technologies, Inc 11,652,754
6,992 Lennox International, Inc 3,530,960
44,224 Lockheed Martin Corp 21,752,901
45,328 Masco Corp 2,935,441
11,898 (a) Nordson Corp 2,759,741
28,944 Northrop Grumman Corp 16,887,377
84,972 Otis Worldwide Corp 7,882,003
112,435 PACCAR, Inc 11,063,604

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
27,374 Parker-Hannifin Corp $ 21,155,448
34,647 Pentair plc 3,684,708
32,254 Quanta Services, Inc 14,486,239
24,311 Rockwell Automation, Inc 8,955,200
287,036 RTX Corp 51,235,926
10,636 (a) Snap-On, Inc 3,568,910
32,515 Stanley Black & Decker, Inc 2,201,916
35,725 (a) Textron, Inc 2,886,937
47,504 Trane Technologies plc 21,312,670
11,919 TransDigm Group, Inc 15,596,131
13,631 United Rentals, Inc 11,875,055
9,303 W.W. Grainger, Inc 9,107,637
36,796 Westinghouse Air Brake Technologies Corp 7,522,574
52,680 Xylem, Inc 7,946,778
TOTAL CAPITAL GOODS 738,008,483
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
87,837 Automatic Data Processing, Inc 22,863,971
25,559 Broadridge Financial Solutions, Inc 5,633,204
35,847 (a) Ceridian HCM Holding, Inc 2,464,123
72,715 Cintas Corp 13,326,478
189,039 (a) Copart, Inc 8,130,567
25,561 Equifax, Inc 5,395,927
26,100 Jacobs Solutions, Inc 4,066,641
27,956 Leidos Holdings, Inc 5,324,779
67,560 Paychex, Inc 7,906,547
11,198 Paycom Software, Inc 2,095,034
43,156 Republic Services, Inc 8,986,805
61,091 Rollins, Inc 3,519,453
53,756 Veralto Corp 5,304,642
29,333 Verisk Analytics, Inc 6,416,887
80,600 Waste Management, Inc 16,101,462
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 117,536,520
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
2,081,210 (a) Amazon.com, Inc 508,273,106
3,567 (a) Autozone, Inc 13,106,692
43,102 Best Buy Co, Inc 3,540,398
95,479 eBay, Inc 7,763,398
30,791 Genuine Parts Co 3,920,002
213,497 Home Depot, Inc 81,041,326
57,895 LKQ Corp 1,850,324
118,952 Lowe's Cos, Inc 28,326,040
183,042 (a) O'Reilly Automotive, Inc 17,286,487
6,958 Pool Corp 1,858,203
68,470 Ross Stores, Inc 10,881,252
240,964 TJX Cos, Inc 33,768,695
113,852 Tractor Supply Co 6,160,532
9,356 (a) Ulta Beauty, Inc 4,863,997
26,334 Williams-Sonoma, Inc 5,117,750
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 727,758,202
CONSUMER DURABLES & APPAREL - 0.5%
31,767 (a) Deckers Outdoor Corp 2,589,010
59,070 DR Horton, Inc 8,806,155
34,634 (a) Garmin Ltd 7,409,598
27,799 Hasbro, Inc 2,121,342
51,058 (a) Lennar Corp (Class A) 6,319,449
22,766 (a) Lululemon Athletica, Inc 3,882,514
10,889 (a) Mohawk Industries, Inc 1,237,426
250,516 Nike, Inc (Class B) 16,180,828
627 (a) NVR, Inc 4,521,184
43,428 Pulte Homes, Inc 5,205,714
8,795 Ralph Lauren Corp 2,811,410

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
44,274 Tapestry, Inc $ 4,862,171
TOTAL CONSUMER DURABLES & APPAREL 65,946,801
CONSUMER SERVICES - 1.7%
91,813 (a) Airbnb, Inc 11,618,017
6,951 Booking Holdings, Inc 35,295,371
229,846 (a) Carnival Corp 6,626,460
287,095 (a) Chipotle Mexican Grill, Inc (Class A) 9,098,041
24,608 Darden Restaurants, Inc 4,433,131
6,396 Domino's Pizza, Inc 2,548,550
79,681 (a) DoorDash, Inc 20,268,456
24,802 Expedia Group, Inc 5,456,440
50,089 Hilton Worldwide Holdings, Inc 12,870,869
65,374 Las Vegas Sands Corp 3,879,947
47,659 Marriott International, Inc (Class A) 12,418,982
153,306 McDonald's Corp 45,751,110
40,853 (a),(b) MGM Resorts International 1,308,522
94,992 (a) Norwegian Cruise Line Holdings Ltd 2,129,721
54,282 Royal Caribbean Cruises Ltd 15,569,706
244,262 Starbucks Corp 19,753,468
19,350 (a) Wynn Resorts Ltd 2,302,456
60,657 Yum! Brands, Inc 8,383,404
TOTAL CONSUMER SERVICES 219,712,651
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
95,188 Costco Wholesale Corp 86,759,103
46,385 (a) Dollar General Corp 4,576,344
41,098 (a) Dollar Tree, Inc 4,073,634
133,570 Kroger Co 8,499,059
103,543 Sysco Corp 7,691,174
97,291 Target Corp 9,020,821
941,863 Walmart, Inc 95,297,698
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 215,917,833
ENERGY - 2.8%
76,053 (a) APA Corp 1,722,600
214,245 Baker Hughes Co 10,371,600
165,261 (a) Cabot Oil & Gas Corp 3,910,075
50,340 Chesapeake Energy Corp 5,200,625
413,425 Chevron Corp 65,205,391
266,095 ConocoPhillips 23,645,202
138,190 Devon Energy Corp 4,489,793
40,712 Diamondback Energy, Inc 5,829,551
116,747 EOG Resources, Inc 12,356,503
132,077 EQT Corp 7,076,686
915,495 Exxon Mobil Corp 104,696,008
183,220 Halliburton Co 4,917,625
423,879 Kinder Morgan, Inc 11,101,391
65,378 Marathon Petroleum Corp 12,742,826
148,549 (a) Occidental Petroleum Corp 6,120,219
134,285 ONEOK, Inc 8,997,095
85,725 Phillips 66 11,670,602
314,273 Schlumberger Ltd 11,332,684
45,920 Targa Resources Corp 7,073,517
4,146 Texas Pacific Land Corp 3,911,254
65,265 Valero Energy Corp 11,066,333
265,969 Williams Cos, Inc 15,391,626
TOTAL ENERGY 348,829,206
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
36,103 Alexandria Real Estate Equities, Inc 2,101,917
101,350 American Tower Corp 18,139,623
31,293 AvalonBay Communities, Inc 5,442,478
32,980 Boston Properties, Inc 2,347,846
24,781 Camden Property Trust 2,465,214
95,408 Crown Castle, Inc 8,607,710

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
67,298 Digital Realty Trust, Inc $ 11,468,252
21,063 Equinix, Inc 17,819,508
74,179 Equity Residential 4,409,200
13,612 Essex Property Trust, Inc 3,427,093
44,760 Extra Space Storage, Inc 5,977,250
17,474 Federal Realty Investment Trust 1,680,824
155,185 Healthpeak Properties, Inc 2,785,571
144,601 Host Hotels & Resorts Inc 2,316,508
127,932 Invitation Homes, Inc 3,601,286
62,705 Iron Mountain, Inc 6,455,480
141,377 Kimco Realty Corp 2,920,849
26,003 Mid-America Apartment Communities, Inc 3,334,365
197,208 (c) Prologis, Inc 24,471,541
32,579 Public Storage, Inc 9,075,206
188,807 Realty Income Corp 10,947,030
35,886 Regency Centers Corp 2,474,340
23,745 SBA Communications Corp 4,546,692
69,118 Simon Property Group, Inc 12,148,180
57,690 UDR, Inc 1,943,576
99,501 Ventas, Inc 7,342,179
237,200 VICI Properties, Inc 7,113,628
143,604 (c) Welltower, Inc 25,998,068
159,019 (c) Weyerhaeuser Co 3,657,437
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 215,018,851
FINANCIAL SERVICES - 7.6%
116,946 American Express Co 42,185,931
19,936 Ameriprise Financial, Inc 9,026,423
97,966 Apollo Global Management, Inc 12,178,153
151,668 Bank of New York Mellon Corp 16,369,527
393,458 (a) Berkshire Hathaway, Inc 187,891,933
30,929 BlackRock, Inc 33,490,231
156,691 Blackstone, Inc 22,977,168
117,059 (a) Block, Inc 8,889,460
136,141 Capital One Financial Corp 29,949,659
22,517 Cboe Global Markets, Inc 5,531,076
367,738 Charles Schwab Corp 34,758,596
77,304 CME Group, Inc 20,523,439
48,992 (a) Coinbase Global, Inc 16,842,470
14,828 (a) Corpay, Inc 3,860,470
7,911 Factset Research Systems, Inc 2,110,655
113,798 Fidelity National Information Services, Inc 7,114,651
115,027 (a) Fiserv, Inc 7,671,151
62,771 Franklin Resources, Inc 1,419,252
50,280 (a) Global Payments, Inc 3,909,773
64,849 Goldman Sachs Group, Inc 51,189,855
97,285 Interactive Brokers Group, Inc (Class A) 6,844,973
121,752 Intercontinental Exchange, Inc 17,811,100
103,514 Invesco Ltd 2,453,282
15,929 Jack Henry & Associates, Inc 2,372,465
145,286 KKR & Co, Inc 17,191,692
177,254 Mastercard, Inc (Class A) 97,842,435
33,069 Moody's Corp 15,883,041
259,869 Morgan Stanley 42,618,516
16,498 MSCI, Inc (Class A) 9,709,898
95,952 Nasdaq Stock Market, Inc 8,202,936
40,530 (a) Northern Trust Corp 5,214,995
205,342 (a) PayPal Holdings, Inc 14,224,040
38,673 Raymond James Financial, Inc 6,136,245
166,680 (a) Robinhood Markets, Inc 24,465,290
66,866 S&P Global, Inc 32,577,784
59,677 State Street Corp 6,902,242
78,658 Synchrony Financial 5,850,582

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
47,453 T Rowe Price Group, Inc $ 4,865,356
364,639 Visa, Inc (Class A) 124,247,093
TOTAL FINANCIAL SERVICES 963,303,838
FOOD, BEVERAGE & TOBACCO - 2.0%
357,728 Altria Group, Inc 20,168,705
102,322 Archer-Daniels-Midland Co 6,193,551
39,738 (b) Brown-Forman Corp (Class B) 1,082,066
30,631 Bunge Global S.A. 2,897,692
46,798 Campbell Soup Co 1,410,024
831,124 Coca-Cola Co 57,264,443
108,489 ConAgra Brands, Inc 1,864,926
32,844 (a) Constellation Brands, Inc (Class A) 4,315,045
119,100 (a) General Mills, Inc 5,551,251
30,736 (a) Hershey Co 5,213,748
77,286 Hormel Foods Corp 1,668,605
24,850 (a) J.M. Smucker Co 2,573,217
57,089 Kellogg Co 4,741,812
294,401 Keurig Dr Pepper, Inc 7,995,931
189,910 (a) Kraft Heinz Co 4,696,474
32,604 Lamb Weston Holdings, Inc 2,012,645
55,713 McCormick & Co, Inc 3,574,546
44,190 (a) Molson Coors Brewing Co (Class B) 1,931,987
275,658 Mondelez International, Inc 15,839,309
149,565 (a) Monster Beverage Corp 9,995,429
291,184 PepsiCo, Inc 42,539,070
333,698 Philip Morris International, Inc 48,162,632
62,765 Tyson Foods, Inc (Class A) 3,226,749
TOTAL FOOD, BEVERAGE & TOBACCO 254,919,857
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
373,344 Abbott Laboratories 46,152,785
13,805 (a) Align Technology, Inc 1,903,433
41,050 AmerisourceBergen Corp 13,867,101
112,986 Baxter International, Inc 2,086,851
59,408 Becton Dickinson & Co 10,616,804
319,395 (a) Boston Scientific Corp 32,169,464
51,582 Cardinal Health, Inc 9,840,298
107,455 (a) Centene Corp 3,800,683
57,033 Cigna Group 13,939,436
41,702 (a) Cooper Cos, Inc 2,915,387
268,628 CVS Health Corp 20,993,278
8,462 (a),(b) DaVita, Inc 1,007,147
82,820 (a) DexCom, Inc 4,821,780
125,716 (a) Edwards Lifesciences Corp 10,365,284
47,578 Elevance Health, Inc 15,091,742
98,628 GE HealthCare Technologies, Inc 7,392,169
34,662 HCA, Inc 15,933,428
20,066 (a) Henry Schein, Inc 1,268,171
46,747 (a) Hologic, Inc 3,455,071
26,679 Humana, Inc 7,421,831
17,239 (a) IDEXX Laboratories, Inc 10,852,123
15,197 (a) Insulet Corp 4,756,813
77,038 (a) Intuitive Surgical, Inc 41,159,863
18,237 Labcorp Holdings, Inc 4,631,469
26,680 McKesson Corp 21,646,551
272,400 Medtronic plc 24,706,680
13,064 (a),(b) Molina Healthcare, Inc 1,999,576
24,144 Quest Diagnostics, Inc 4,248,137
31,593 (a) Resmed, Inc 7,799,680
34,358 (a) Solventum Corp 2,372,076
21,568 STERIS plc 5,083,578
74,143 Stryker Corp 26,412,702
193,969 UnitedHealth Group, Inc 66,252,052

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
12,834 (a) Universal Health Services, Inc (Class B) $ 2,785,106
42,246 Zimmer Biomet Holdings, Inc 4,248,258
TOTAL HEALTH CARE EQUIPMENT & SERVICES 453,996,807
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
50,988 Church & Dwight Co, Inc 4,471,138
25,223 Clorox Co 2,836,579
169,408 Colgate-Palmolive Co 13,052,886
49,787 Estee Lauder Cos (Class A) 4,813,905
409,848 Kenvue, Inc 5,889,516
72,999 Kimberly-Clark Corp 8,738,710
502,887 Procter & Gamble Co 75,619,118
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 115,421,852
INSURANCE - 1.7%
102,851 Aflac, Inc 11,024,599
55,119 Allstate Corp 10,556,391
120,523 American International Group, Inc 9,516,496
45,606 Aon plc 15,537,052
79,737 Arch Capital Group Ltd 6,882,100
11,631 Assurant, Inc 2,462,515
62,763 (a) Brown & Brown, Inc 5,004,722
79,238 Chubb Ltd 21,944,172
33,017 (a) Cincinnati Financial Corp 5,104,098
6,424 (a) Erie Indemnity Co (Class A) 1,879,919
9,719 Everest Re Group Ltd 3,056,820
53,963 Gallagher (Arthur J.) & Co 13,463,229
17,371 (a) Globe Life, Inc 2,284,460
59,904 Hartford Financial Services Group, Inc 7,438,879
35,221 (a) Loews Corp 3,506,603
103,458 Marsh & McLennan Cos, Inc 18,431,043
120,468 Metlife, Inc 9,615,756
43,138 Principal Financial Group 3,625,317
124,838 Progressive Corp 25,716,628
76,698 Prudential Financial, Inc 7,976,592
48,294 Travelers Cos, Inc 12,972,734
64,106 W.R. Berkley Corp 4,573,322
21,762 Willis Towers Watson plc 6,813,682
TOTAL INSURANCE 209,387,129
MATERIALS - 1.7%
47,537 Air Products & Chemicals, Inc 11,532,001
25,602 (a) Albemarle Corp 2,514,884
488,873 Amcor plc 3,862,097
17,000 Avery Dennison Corp 2,973,130
63,800 Ball Corp 2,998,600
35,407 CF Industries Holdings, Inc 2,949,049
143,334 Corteva, Inc 8,806,441
156,176 Dow, Inc 3,724,798
86,476 DuPont de Nemours, Inc 7,060,765
27,348 Eastman Chemical Co 1,627,753
54,412 Ecolab, Inc 13,951,237
304,685 Freeport-McMoRan, Inc (Class B) 12,705,364
53,058 International Flavors & Fragrances, Inc 3,341,062
110,618 International Paper Co 4,274,280
100,780 Linde plc 42,156,274
58,548 LyondellBasell Industries NV 2,717,798
12,915 Martin Marietta Materials, Inc 7,918,186
67,719 Mosaic Co 1,858,887
235,767 Newmont Goldcorp Corp 19,090,054
49,132 Nucor Corp 7,372,257
17,562 Packaging Corp of America 3,437,937
50,723 PPG Industries, Inc 4,958,173
49,299 Sherwin-Williams Co 17,005,197
113,406 Smurfit WestRock plc 4,186,950

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
33,577 (a) Solstice Advanced Materials, Inc $ 1,513,315
30,281 Steel Dynamics, Inc 4,748,061
27,760 Vulcan Materials Co 8,036,520
TOTAL MATERIALS 207,321,070
MEDIA & ENTERTAINMENT - 9.2%
1,001,387 Alphabet, Inc 282,210,884
1,247,373 Alphabet, Inc (Class A) 350,748,814
20,125 (a),(b) Charter Communications, Inc 4,706,030
785,949 Comcast Corp (Class A) 21,876,890
48,160 Electronic Arts, Inc 9,634,890
45,990 Fox Corp (Class A) 2,973,253
31,403 Fox Corp (Class B) 1,834,249
81,564 Interpublic Group of Cos, Inc 2,092,932
33,864 (a) Live Nation, Inc 5,063,684
48,614 Match Group, Inc 1,572,177
465,093 Meta Platforms, Inc 301,543,047
91,109 (a) Netflix, Inc 101,938,216
77,943 News Corp (Class A) 2,065,490
23,838 (b) News Corp (Class B) 726,344
43,533 Omnicom Group, Inc 3,265,846
72,985 (a),(b) Paramount Skydance Corp 1,123,239
36,893 (a) Take-Two Interactive Software, Inc 9,458,258
14,247 (a) TKO Group Holdings, Inc 2,684,135
385,781 Walt Disney Co 43,446,656
523,849 (a) Warner Bros Discovery, Inc 11,760,410
TOTAL MEDIA & ENTERTAINMENT 1,160,725,444
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
378,782 AbbVie, Inc 82,589,627
61,269 Agilent Technologies, Inc 8,967,331
114,363 Amgen, Inc 34,129,350
32,374 (a) Biogen, Inc 4,994,337
34,200 Bio-Techne Corp 2,139,894
438,293 Bristol-Myers Squibb Co 20,192,158
11,012 (a) Charles River Laboratories International, Inc 1,982,931
135,479 Danaher Corp 29,179,467
170,464 Eli Lilly & Co 147,086,567
265,742 Gilead Sciences, Inc 31,833,234
33,897 (a) Incyte Corp 3,168,692
36,397 (a) IQVIA Holdings, Inc 7,878,495
516,785 Johnson & Johnson 97,605,183
534,958 Merck & Co, Inc 45,995,689
4,431 (a) Mettler-Toledo International, Inc 6,275,581
76,998 (a) Moderna, Inc 2,091,266
26,424 (b) PerkinElmer, Inc 2,473,022
1,207,731 Pfizer, Inc 29,770,569
21,836 (a) Regeneron Pharmaceuticals, Inc 14,232,705
80,383 Thermo Fisher Scientific, Inc 45,608,510
55,292 (a) Vertex Pharmaceuticals, Inc 23,530,616
268,852 Viatris, Inc 2,785,307
12,953 (a) Waters Corp 4,528,369
15,036 West Pharmaceutical Services, Inc 4,241,204
95,732 Zoetis, Inc 13,794,024
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 667,074,128
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
61,595 (a) CBRE Group, Inc 9,388,926
89,164 (a) CoStar Group, Inc 6,135,375
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,524,301
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.9%
347,930 (a) Advanced Micro Devices, Inc 89,111,832
105,874 Analog Devices, Inc 24,788,280
171,601 Applied Materials, Inc 40,000,193
1,008,556 Broadcom, Inc 372,792,554

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
23,545 (a) First Solar, Inc $ 6,285,102
937,925 Intel Corp 37,507,621
28,330 KLA Corp 34,243,604
271,270 Lam Research Corp 42,714,174
113,336 Microchip Technology, Inc 7,074,433
240,850 Micron Technology, Inc 53,895,004
10,413 Monolithic Power Systems, Inc 10,465,065
5,232,072 Nvidia Corp 1,059,442,259
53,994 NXP Semiconductors NV 11,291,225
89,646 (a) ON Semiconductor Corp 4,489,472
231,149 QUALCOMM, Inc 41,814,854
30,200 Skyworks Solutions, Inc 2,347,144
33,152 Teradyne, Inc 6,025,708
195,428 Texas Instruments, Inc 31,553,805
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,875,842,329
SOFTWARE & SERVICES - 12.0%
133,365 Accenture plc 33,354,587
90,916 (a) Adobe, Inc 30,939,624
33,190 (a) Akamai Technologies, Inc 2,492,569
58,461 (a) AppLovin Corp 37,258,949
45,982 (a) Autodesk, Inc 13,856,216
58,737 (a) Cadence Design Systems, Inc 19,893,635
102,571 Cognizant Technology Solutions Corp (Class A) 7,475,374
53,495 (a) Crowdstrike Holdings, Inc 29,048,320
69,453 (a) Datadog, Inc 11,307,643
10,991 (a) EPAM Systems, Inc 1,797,468
5,274 (a) Fair Isaac Corp 8,752,361
138,344 (a) Fortinet, Inc 11,957,072
16,291 (a) Gartner, Inc 4,045,707
112,609 Gen Digital, Inc 2,968,373
31,502 (a) GoDaddy, Inc 4,193,861
199,694 International Business Machines Corp 61,387,933
60,012 Intuit, Inc 40,061,011
1,594,002 Microsoft Corp 825,390,176
355,320 Oracle Corp 93,310,585
487,688 (a) Palantir Technologies, Inc 97,766,813
143,722 (a) Palo Alto Networks, Inc 31,653,333
26,403 (a) PTC, Inc 5,242,052
22,713 Roper Industries, Inc 10,133,405
204,922 Salesforce, Inc 53,363,738
44,607 (a) ServiceNow, Inc 41,006,323
39,622 (a) Synopsys, Inc 17,981,256
94,423 (a) Trade Desk, Inc 4,747,588
9,476 (a) Tyler Technologies, Inc 4,513,040
17,713 VeriSign, Inc 4,247,577
46,804 (a) Workday, Inc 11,229,216
TOTAL SOFTWARE & SERVICES 1,521,375,805
TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
261,918 Amphenol Corp (Class A) 36,495,654
3,182,298 Apple, Inc 860,397,910
220,839 (a) Arista Networks, Inc 34,824,102
27,222 CDW Corp 4,338,370
849,456 Cisco Systems, Inc 62,103,728
168,104 Corning, Inc 14,974,704
66,387 Dell Technologies, Inc 10,755,358
12,196 (a) F5 Networks, Inc 3,086,198
287,522 Hewlett Packard Enterprise Co 7,021,287
197,019 HP, Inc 5,451,516
23,264 Jabil Inc 5,138,785
37,063 (a) Keysight Technologies, Inc 6,781,047
35,956 Motorola Solutions, Inc 14,623,665
43,051 (b) NetApp, Inc 5,070,547

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
45,196 Seagate Technology Holdings plc $ 11,564,753
107,175 (a) Super Micro Computer, Inc 5,568,813
63,744 TE Connectivity plc 15,745,405
9,676 (a) Teledyne Technologies, Inc 5,097,510
52,555 (a) Trimble Inc 4,191,261
75,342 (a) Western Digital Corp 11,317,122
10,611 (a) Zebra Technologies Corp (Class A) 2,857,012
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,127,404,747
TELECOMMUNICATION SERVICES - 0.8%
1,525,416 AT&T, Inc 37,754,046
102,960 T-Mobile US, Inc 21,626,748
896,685 Verizon Communications, Inc 35,634,262
TOTAL TELECOMMUNICATION SERVICES 95,015,056
TRANSPORTATION - 1.3%
26,458 CH Robinson Worldwide, Inc 4,074,267
400,209 CSX Corp 14,415,528
139,025 Delta Air Lines, Inc 7,977,255
29,810 Expeditors International Washington, Inc 3,633,839
46,261 FedEx Corp 11,741,967
16,063 JB Hunt Transport Services, Inc 2,712,398
47,986 Norfolk Southern Corp 13,598,273
39,192 Old Dominion Freight Line 5,503,341
111,087 (a),(b) Southwest Airlines Co 3,365,936
448,734 (a) Uber Technologies, Inc 43,302,831
127,315 Union Pacific Corp 28,056,407
71,270 (a) United Airlines Holdings, Inc 6,702,231
156,601 United Parcel Service, Inc (Class B) 15,099,468
TOTAL TRANSPORTATION 160,183,741
UTILITIES - 2.3%
156,614 AES Corp 2,172,236
58,035 Alliant Energy Corp 3,877,899
57,337 Ameren Corp 5,849,521
112,421 American Electric Power Co, Inc 13,519,749
43,375 American Water Works Co, Inc 5,570,651
34,174 Atmos Energy Corp 5,868,359
135,063 Centerpoint Energy, Inc 5,164,809
65,261 CMS Energy Corp 4,799,947
78,238 Consolidated Edison, Inc 7,621,164
67,552 Constellation Energy Corp 25,467,104
183,639 Dominion Energy, Inc 10,777,773
42,653 (a) DTE Energy Co 5,781,188
168,136 Duke Energy Corp 20,899,305
88,633 Edison International 4,908,496
92,156 Entergy Corp 8,855,270
51,803 Evergy, Inc 3,978,988
80,373 Eversource Energy 5,932,331
220,826 Exelon Corp 10,184,495
113,103 FirstEnergy Corp 5,183,510
442,603 NextEra Energy, Inc 36,027,884
101,805 NiSource, Inc 4,287,009
41,947 NRG Energy, Inc 7,209,011
464,406 PG&E Corp 7,411,920
29,456 (b) Pinnacle West Capital Corp 2,607,445
154,653 (a) PPL Corp 5,647,928
107,078 Public Service Enterprise Group, Inc 8,626,204
136,858 Sempra Energy 12,582,724
234,433 Southern Co 22,046,079
67,396 Vistra Corp 12,690,667
67,806 WEC Energy Group, Inc 7,575,964

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
124,442 Xcel Energy, Inc $ 10,100,957
TOTAL UTILITIES 293,226,587
TOTAL COMMON STOCKS
(Cost $3,770,490,413) 12,507,554,448
TOTAL LONG-TERM INVESTMENTS
(Cost $3,770,490,413) 12,507,554,448
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
18,680,177 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(e) 18,680,177
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $18,680,177) 18,680,177
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.2%
$ 12,500,000 Federal Farm Credit Discount Notes 0 .000 12/23/25 12,430,070
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/28/25 4,984,989
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 12/16/25 4,975,722
3,000,000 Federal Home Loan Bank (FHLB) 0 .000 12/26/25 2,982,267
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/14/25 4,992,494
TOTAL GOVERNMENT AGENCY DEBT 30,365,542
REPURCHASE AGREEMENT - 0.3%
37,281,000 (f) Fixed Income Clearing Corporation 4 .150 11/03/25 37,281,000
TOTAL REPURCHASE AGREEMENT 37,281,000
TREASURY DEBT - 0.4%
12,163,000 United States Treasury Bill 0 .000 11/18/25 12,143,382
10,000,000 United States Treasury Bill 0 .000 11/20/25 9,981,642
10,000,000 United States Treasury Bill 0 .000 11/25/25 9,976,295
10,000,000 United States Treasury Bill 0 .000 12/09/25 9,961,447
10,000,000 United States Treasury Bill 0 .000 12/16/25 9,953,990
TOTAL TREASURY DEBT 52,016,756
TOTAL SHORT-TERM INVESTMENTS
(Cost $119,646,708) 119,663,298
TOTAL INVESTMENTS - 100.1%
(Cost $3,908,817,298) 12,645,897,923
OTHER ASSETS & LIABILITIES, NET - (0.1)% (8,387,389)
NET ASSETS - 100.0% $ 12,637,510,534
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,484,184.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $37,293,893 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 2/28/29, valued at $38,026,805.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 342 12/19/25  $ 116,372,474 $ 117,545,400 $ 1,172,926

Portfolios of Investments October 31, 2025
Small Cap Blend Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 1.4%
108,655 (a) Adient plc $ 2,519,710
152,153 (a) American Axle & Manufacturing Holdings, Inc 943,349
20,226 (a) Cooper-Standard Holdings, Inc 611,230
166,727 (a) Dana Inc 3,384,558
35,174 (a) Dorman Products, Inc 4,717,889
115,819 (a),(b) Faraday Future Intelligent Electric, Inc 159,830
55,656 (a) Fox Factory Holding Corp 1,230,554
169,356 (a) Garrett Motion, Inc 2,868,891
39,613 (a) Gentherm, Inc 1,457,758
326,623 (a) Goodyear Tire & Rubber Co 2,250,433
73,830 (a) Holley, Inc 211,892
31,519 LCI Industries 3,261,901
47,805 (a),(b) Livewire Group, Inc 261,971
66,536 (a) Modine Manufacturing Co 10,193,981
17,089 (a) Motorcar Parts of America, Inc 291,538
41,263 Patrick Industries, Inc 4,306,619
48,984 (a) Phinia, Inc 2,542,759
185,930 (a),(b) Solid Power, Inc 1,167,640
25,814 Standard Motor Products, Inc 958,474
5,027 (a) Strattec Security Corp 308,457
34,663 (a) Visteon Corp 3,714,487
34,590 Winnebago Industries, Inc 1,304,389
31,237 (a) XPEL, Inc 1,065,182
TOTAL AUTOMOBILES & COMPONENTS 49,733,492
BANKS - 9.3%
23,568 (a) 1st Source Corp 1,400,882
13,360 (a) ACNB Corp 603,605
30,447 Amalgamated Financial Corp 829,985
45,898 (a) Amerant Bancorp, Inc 769,709
83,490 Ameris Bancorp 5,979,554
10,397 (a) Ames National Corp 216,881
20,287 (a) Arrow Financial Corp 565,804
211,920 (a) Associated Banc-Corp 5,249,258
180,243 (a) Atlantic Union Bankshares Corp 5,861,502
68,295 (a) Axos Financial, Inc 5,325,644
163,662 Banc of California, Inc 2,777,344
26,537 (a) Bancfirst Corp 2,888,818
57,937 (a) Bancorp, Inc 3,787,342
11,888 (a) Bank First Corp 1,451,763
49,610 (a) Bank of Hawaii Corp 3,221,177
19,080 (a) Bank of Marin Bancorp 491,310
52,518 Bank of NT Butterfield & Son Ltd 2,429,483
4,212 (a) Bank7 Corp 174,840
14,318 (a),(b) BankFinancial Corp 158,214
94,681 (a) BankUnited, Inc 3,794,814
8,096 (a) Bankwell Financial Group, Inc 350,962
43,867 Banner Corp 2,649,128
20,159 Bar Harbor Bankshares 591,263
12,869 (a) BayCom Corp 350,809
17,299 (a) BCB Bancorp, Inc 137,354
106,394 Berkshire Hills Bancorp, Inc 2,589,630
18,274 (a) Blue Foundry Bancorp 150,578
83,425 (a) Blue Ridge Bankshares, Inc 373,744
25,156 (a) Bridgewater Bancshares, Inc 414,068
17,467 (a) Burke & Herbert Financial Services Corp 1,028,108
32,870 (a) Business First Bancshares, Inc 805,972
11,285 (a),(b) BV Financial, Inc 183,945
35,605 (a) Byline Bancorp, Inc 952,078

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
3,965 (a) C&F Financial Corp $ 271,246
231,728 Cadence Bank 8,745,415
21,193 (a) Camden National Corp 808,513
15,121 (a) Capital Bancorp, Inc 420,288
18,901 (a) Capital City Bank Group, Inc 735,249
144,623 (a) Capitol Federal Financial, Inc 873,523
29,866 (a) Carter Bankshares, Inc 510,111
85,918 Cathay General Bancorp 3,904,973
5,991 (a),(b) CB Financial Services, Inc 193,929
36,449 Central Pacific Financial Corp 1,039,161
2,148 (a) CF Bankshares, Inc 49,834
3,091 (a) Chain Bridge Bancorp, Inc 91,617
5,407 (a) Chemung Financial Corp 273,973
18,558 (a) ChoiceOne Financial Services, Inc 531,501
17,196 (a) Citizens & Northern Corp 332,915
8,223 (a) Citizens Community Bancorp, Inc 128,690
5,934 (a) Citizens Financial Services, Inc 325,124
18,173 (a) City Holding Co 2,142,233
21,963 (a) Civista Bancshares, Inc 472,863
36,647 (a) CNB Financial Corp 901,516
16,744 (a) Coastal Financial Corp 1,783,236
5,068 (a) CoastalSouth Bancshares, Inc 107,847
21,607 (a) Colony Bankcorp, Inc 345,496
35,116 (a) Columbia Financial, Inc 517,961
67,904 (a) Community Bank System, Inc 3,767,314
20,619 (a) Community Trust Bancorp, Inc 1,055,590
20,065 (a) Community West Bancshares 424,977
61,869 ConnectOne Bancorp, Inc 1,488,568
37,753 (a) Customers Bancorp, Inc 2,533,981
171,107 (a) CVB Financial Corp 3,143,236
51,151 (a) Dime Community Bancshares, Inc 1,342,714
5,674 (a) Eagle Bancorp Montana, Inc 92,089
38,097 (a),(b) Eagle Bancorp, Inc 638,125
5,999 (a) Eagle Financial Services, Inc 217,224
249,035 (a) Eastern Bankshares, Inc 4,365,584
9,947 (a),(b) ECB Bancorp, Inc 159,450
46,322 Enterprise Financial Services Corp 2,425,883
18,451 (a) Equity Bancshares, Inc 747,450
9,281 (a) Esquire Financial Holdings, Inc 870,558
16,904 (a) Farmers & Merchants Bancorp, Inc 404,006
47,209 (a) Farmers National Banc Corp 612,773
23,462 (a),(b) FB Bancorp, Inc 284,359
53,672 (a) FB Financial Corp 2,898,825
6,177 (a) Fidelity D&D Bancorp, Inc 269,811
24,345 (a) Financial Institutions, Inc 692,128
4,346 (a) Finward Bancorp 152,762
11,793 (a),(b) Finwise Bancorp 226,308
51,106 (a) First Bancorp 2,480,685
204,907 First BanCorp 3,993,637
13,531 (a) First Bancorp, Inc 335,433
23,987 (a) First Bank 374,677
108,304 (a) First Busey Corp 2,421,677
9,719 (a) First Business Financial Services, Inc 491,879
4,191 (a),(b) First Capital Inc 180,423
131,924 (a) First Commonwealth Financial Corp 2,017,118
19,616 (a) First Community Bancshares, Inc 634,381
9,607 (a) First Community Corp 257,564
119,598 First Financial Bancorp 2,799,789
171,814 (a) First Financial Bankshares, Inc 5,307,334
15,228 (a) First Financial Corp 811,957
80,266 (a) First Foundation, Inc 436,647
10,867 (a) First Internet Bancorp 192,781

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
114,196 First Interstate BancSystem, Inc $ 3,568,625
73,898 First Merchants Corp 2,621,901
27,946 First Mid Bancshares, Inc 998,511
10,116 (a) First National Corp 227,812
4,659 (a) First Savings Financial Group, Inc 137,906
7,837 (a) First United Corp 270,612
11,035 (a) First Western Financial, Inc 254,798
16,376 (a) Firstsun Capital Bancorp 557,439
21,926 (a) Five Star Bancorp 778,592
38,663 (a) Flushing Financial Corp 528,523
5,378 (a) Franklin Financial Services Corp 243,623
8,212 (a) FS Bancorp, Inc 317,722
231,759 (a) Fulton Financial Corp 4,025,654
17,596 (a) FVCBankcorp, Inc 215,023
11,689 (a),(b) GBank Financial Holdings, Inc 423,960
47,016 (a) German American Bancorp, Inc 1,811,997
160,780 Glacier Bancorp, Inc 6,567,863
11,809 (a) Great Southern Bancorp, Inc 657,761
9,442 (a) Greene County Bancorp, Inc 207,252
109,189 Hancock Whitney Corp 6,235,784
39,747 Hanmi Financial Corp 1,049,321
6,153 (a) Hanover Bancorp, Inc 127,429
50,057 (a) HarborOne Bancorp, Inc 605,690
7,505 (a) Hawthorn Bancshares Inc 226,726
17,094 (a) HBT Financial, Inc 416,923
80,674 (a) Heritage Commerce Corp 839,010
45,837 (a) Heritage Financial Corp 1,017,123
57,031 (a) Hilltop Holdings, Inc 1,842,101
2,081 (a),(b) Hingham Institution For Savings The 612,355
9,112 (a) Home Bancorp, Inc 484,303
238,635 Home Bancshares, Inc 6,373,941
24,517 (a) HomeStreet, Inc 328,283
20,807 (a) HomeTrust Bancshares, Inc 817,923
154,369 (a) Hope Bancorp, Inc 1,619,331
56,022 (a) Horizon Bancorp, Inc 873,943
61,384 (a) Independent Bank Corp 4,130,529
27,331 Independent Bank Corp 825,943
69,291 (a) International Bancshares Corp 4,599,537
12,280 (a) Investar Holding Corp 291,773
15,873 (a) John Marshall Bancorp, Inc 303,174
69,147 (a) Kearny Financial Corp 441,849
32,225 (a) Lakeland Financial Corp 1,838,436
5,740 (a) Landmark Bancorp, Inc 147,461
13,925 (a) LCNB Corp 213,888
28,662 (a) LINKBANCORP, Inc 201,494
45,764 (a) Live Oak Bancshares, Inc 1,425,091
9,161 (a) MainStreet Bancshares Inc 169,937
21,514 Mercantile Bank Corp 943,389
11,842 (a) Meridian Corp 169,222
25,254 (a) Metrocity Bankshares, Inc 646,755
11,773 (a) Metropolitan Bank Holding Corp 780,197
25,629 (a) Mid Penn Bancorp, Inc 729,145
10,348 (a) Middlefield Banc Corp 337,345
25,171 (a) Midland States Bancorp, Inc 368,503
22,005 (a) MidWestOne Financial Group, Inc 813,965
14,402 (a) MVB Financial Corp 368,403
49,246 (a) National Bank Holdings Corp 1,756,112
7,584 (a) National Bankshares, Inc 217,130
47,449 (a) NB Bancorp, Inc 857,403
66,251 NBT Bancorp, Inc 2,681,178
386,477 (a) New York Community Bancorp, Inc 4,413,567
17,538 (a) Nicolet Bankshares, Inc 2,071,939

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
9,611 (a) Northeast Bank $ 829,237
16,152 (a) Northeast Community Bancorp, Inc 317,225
40,192 (a) Northfield Bancorp, Inc 410,762
11,388 (a),(b) Northpointe Bancshares, Inc 180,500
27,332 (a) Northrim BanCorp, Inc 600,757
187,038 (a) Northwest Bancshares, Inc 2,190,215
9,670 (a),(b) Norwood Financial Corp 257,319
8,516 (a) Oak Valley Bancorp 232,316
73,825 OceanFirst Financial Corp 1,342,139
56,847 (a) OFG Bancorp 2,197,705
4,902 (a) Ohio Valley Banc Corp 171,570
436,701 Old National Bancorp 8,921,801
55,606 Old Second Bancorp, Inc 998,128
15,306 (a) OP Bancorp 204,335
13,750 (a) Orange County Bancorp, Inc 336,188
38,652 (a) Origin Bancorp, Inc 1,339,678
24,652 (a) Orrstown Financial Services, Inc 820,419
18,837 (a) Park National Corp 2,866,803
11,704 (a) Parke Bancorp, Inc 252,923
29,709 Pathward Financial, Inc 2,021,995
57,454 (a) Patriot National Bancorp, Inc 68,370
14,201 (a) PCB Bancorp 299,215
20,852 (a) Peapack Gladstone Financial Corp 527,556
4,298 (a) Peoples Bancorp of North Carolina, Inc 126,490
41,706 Peoples Bancorp, Inc 1,192,792
12,174 (a) Peoples Financial Services Corp 542,230
12,534 (a) Pioneer Bancorp, Inc 164,697
7,368 (a) Plumas Bancorp 302,383
23,086 (a) Ponce Financial Group, Inc 325,743
14,830 Preferred Bank 1,338,408
26,528 (a) Primis Financial Corp 288,757
6,731 (a) Princeton Bancorp, Inc 209,199
15,642 (a) Provident Bancorp Inc 199,436
161,945 (a) Provident Financial Services, Inc 2,961,974
21,509 (a) QCR Holdings, Inc 1,600,055
20,038 (a) RBB Bancorp 373,308
5,706 (a) Red River Bancshares, Inc 376,938
119,704 Renasant Corp 4,025,646
10,738 (a) Republic Bancorp, Inc (Class A) 707,634
5,582 (a) Rhinebeck Bancorp, Inc 55,764
11,813 (a),(b) Richmond Mutual Bancorporation, Inc 157,467
13,061 (a) Riverview Bancorp, Inc 67,656
48,706 S&T Bancorp, Inc 1,784,588
7,690 (a) SB Financial Group, Inc 150,416
108,142 Seacoast Banking Corp of Florida 3,276,703
65,789 (a) ServisFirst Bancshares, Inc 4,622,993
39,076 (a) Shore Bancshares, Inc 609,976
18,048 (a) Sierra Bancorp 519,421
178,635 (a) Simmons First National Corp (Class A) 3,104,676
18,886 (a) SmartFinancial, Inc 660,443
2,724 (a) Sound Financial Bancorp, Inc 121,599
15,988 (a) South Plains Financial, Inc 583,562
28,913 (a) Southern California Bancorp 534,601
10,600 (a) Southern First Bancshares, Inc 464,704
12,797 (a) Southern Missouri Bancorp, Inc 671,075
36,888 (a) Southside Bancshares, Inc 1,037,291
9,966 (a),(b) SR Bancorp, Inc 146,700
61,262 (a) Stellar Bancorp, Inc 1,802,941
23,940 (a),(c) Sterling Bancorp, Inc 239
34,146 (a) Stock Yards Bancorp, Inc 2,220,173
57,730 (a) Texas Capital Bancshares, Inc 4,840,083
16,735 (a) Third Coast Bancshares, Inc 615,011

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
9,087 (a) Timberland Bancorp, Inc $ 291,874
17,149 (a) Tompkins Trustco, Inc 1,088,276
93,720 Towne Bank 3,046,837
39,737 (a) Trico Bancshares 1,757,568
28,868 (a) Triumph Financial, Inc 1,572,151
24,121 (a) TrustCo Bank Corp NY 909,603
71,056 (a) Trustmark Corp 2,644,704
92,279 UMB Financial Corp 9,862,780
4,715 (a),(b) Union Bankshares, Inc 107,596
179,108 (a) United Bankshares, Inc 6,410,275
153,169 (a) United Community Banks, Inc 4,472,535
17,886 (a) United Security Bancshares 163,925
9,491 (a) Unity Bancorp, Inc 430,986
38,986 (a) Univest Financial Corp 1,144,629
15,236 (a) USCB Financial Holdings, Inc 262,973
613,526 Valley National Bancorp 6,669,028
5,470 (a) Virginia National Bankshares Corp 217,597
100,702 (a) Washington Federal, Inc 2,923,379
23,311 (a) Washington Trust Bancorp, Inc 634,992
119,607 (a) WesBanco, Inc 3,600,171
16,383 (a) West Bancorporation, Inc 348,466
32,650 (a) Westamerica Bancorporation 1,555,773
24,005 (a) Western New England Bancorp, Inc 272,937
71,264 (a) WSFS Financial Corp 3,712,142
TOTAL BANKS 339,513,729
CAPITAL GOODS - 13.8%
165,797 (a),(b) 3D Systems Corp 474,179
44,981 (a) AAR Corp 3,787,850
45,168 (a) Aebi Schmidt Holding AG. 503,623
40,489 (a) Aerovironment, Inc 14,977,286
45,030 (a) AerSale Corp 334,123
28,016 (a) AirJoule Technologies Corp 144,563
8,518 (a) AIRO Group Holdings, Inc 139,354
12,966 (a) Alamo Group, Inc 2,317,283
39,014 (a) Albany International Corp (Class A) 2,207,412
18,217 (a) Allied Motion Technologies, Inc 996,106
22,341 (a) Alta Equipment Group, Inc 136,727
39,038 (a) Ameresco, Inc 1,542,782
55,335 (a) American Superconductor Corp 3,277,492
18,429 (a) American Woodmark Corp 1,174,480
115,319 (a) Amprius Technologies, Inc 1,624,845
28,275 (a) Apogee Enterprises, Inc 1,035,148
698,704 (a) Archer Aviation, Inc 7,839,459
61,255 Arcosa, Inc 6,248,010
16,855 (a) Argan, Inc 5,161,170
192,674 (a),(b) Array Technologies, Inc 1,668,557
29,643 (a) Astec Industries, Inc 1,379,289
38,459 (a) Astronics Corp 1,891,414
42,830 Atkore, Inc 2,965,977
106,048 Atmus Filtration Technologies, Inc 4,823,063
37,601 AZZ, Inc 3,754,460
272,398 (a) Bloom Energy Corp 36,000,120
40,003 (a) Blue Bird Corp 1,998,550
10,137 (a) BlueLinx Holdings, Inc 663,365
48,030 Boise Cascade Co 3,385,635
18,047 (a) Bowman Consulting Group Ltd 781,255
29,082 (a),(b) Brookfield Business Corp 1,060,330
22,107 (a),(b) Byrna Technologies, Inc 447,667
36,984 (a),(b) Cadre Holdings, Inc 1,570,341
88,514 (a) Centuri Holdings, Inc 1,787,098
57,428 (a) Chart Industries, Inc 11,463,777
35,735 Columbus McKinnon Corp 579,979

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
78,551 (a),(b) Complete Solaria, Inc $ 141,392
32,351 (a) Concrete Pumping Holdings, Inc 206,723
59,612 (a) Construction Partners, Inc 6,816,632
20,757 (a) CSW Industrials, Inc 5,197,968
78,579 (a),(b) Custom Truck One Source, Inc 462,830
132,206 (a) DNOW, Inc 1,943,428
29,590 Douglas Dynamics, Inc 894,506
17,595 (a) Ducommun, Inc 1,614,341
16,290 (a) DXP Enterprises, Inc 1,949,098
35,598 (a) Dycom Industries, Inc 10,244,748
6,955 (a) Eastern Co 148,489
65,261 (a) Energy Recovery, Inc 1,116,616
67,797 Enerpac Tool Group Corp 2,782,389
48,865 EnerSys 6,164,808
205,304 (a),(b) Enovix Corp 2,461,595
26,950 EnPro Industries, Inc 6,252,669
322,857 (a),(b) Eos Energy Enterprises, Inc 5,175,398
32,898 ESCO Technologies, Inc 7,220,124
65,295 (a),(b) Eve Holding, Inc 284,686
6,471 (a) EVI Industries, Inc 174,329
76,244 (a) Federal Signal Corp 8,999,079
98,695 (a),(b) Fluence Energy, Inc 2,072,595
208,275 (a) Fluor Corp 10,157,572
50,738 (a) Franklin Electric Co, Inc 4,808,440
152,807 (a) Freyr Battery, Inc 568,442
45,585 (a) GATX Corp 7,150,007
13,295 (a) Gencor Industries, Inc 180,679
38,751 (a) Gibraltar Industries, Inc 2,417,675
18,424 (a) Global Industrial Co 523,610
26,223 (a) Gorman-Rupp Co 1,179,248
13,824 (a) Graham Corp 861,097
55,248 (a) Granite Construction, Inc 5,685,572
82,913 (a) Great Lakes Dredge & Dock Corp 941,063
37,629 Greenbrier Cos, Inc 1,571,763
48,454 (a) Griffon Corp 3,586,080
41,841 (a) Helios Technologies, Inc 2,316,318
41,544 Herc Holdings, Inc 5,901,325
91,875 Hillenbrand, Inc 2,903,250
257,458 (a) Hillman Solutions Corp 2,373,763
46,787 (a) Hudson Technologies, Inc 424,592
152,570 (a),(b) Hyliion Holdings Corp 361,591
14,685 (a) Hyster-Yale Materials Handling, Inc 527,779
11,430 (a) IES Holdings, Inc 4,479,188
24,219 (a) Insteel Industries, Inc 756,602
134,901 (a),(b) Intuitive Machines, Inc 1,609,369
169,081 (a) Janus International Group, Inc 1,623,178
113,834 (a) JELD-WEN Holding, Inc 494,040
66,323 John Bean Technologies Corp 8,363,330
14,977 (a) Kadant, Inc 4,143,537
10,528 (a) Karat Packaging, Inc 252,883
98,523 (a) Kennametal, Inc 2,162,580
211,101 (a) Kratos Defense & Security Solutions, Inc 19,125,751
42,895 (a),(b) KULR Technology Group, Inc 164,288
10,578 (a) Lawson Products, Inc 289,202
12,187 (a) LB Foster Co (Class A) 333,924
13,762 (a),(b) Limbach Holdings, Inc 1,300,234
13,923 Lindsay Corp 1,548,794
35,165 (a) LSI Industries, Inc 804,927
35,993 (a) Luxfer Holdings plc 439,115
45,765 (a) Manitowoc Co, Inc 465,430
161,001 (a) Masterbrand, Inc 2,033,443
35,714 (a) Matrix Service Co 536,424

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
18,503 (a) Mayville Engineering Co Inc $ 329,723
31,065 McGrath RentCorp 3,337,624
66,159 (a) Mercury Computer Systems, Inc 5,121,368
237,991 (a),(b) Microvast Holdings, Inc 1,297,051
13,831 (a) Miller Industries, Inc 555,176
35,637 Moog, Inc (Class A) 7,300,239
110,684 (a) MRC Global, Inc 1,544,042
198,214 Mueller Water Products, Inc (Class A) 5,086,171
19,799 (a) MYR Group, Inc 4,310,242
39,431 (a),(b) NANO Nuclear Energy, Inc 1,874,550
6,945 (a) National Presto Industries, Inc 742,907
28,744 (a),(b) Net Power, Inc 109,802
100,181 (a) Newpark Resources, Inc 1,232,226
185,047 (a) NEXTracker, Inc 18,730,457
12,506 (a) Northwest Pipe Co 752,361
160,614 (a) NuScale Power Corp 7,206,750
4,550 (a) Omega Flex, Inc 125,807
48,956 (a) Orion Marine Group, Inc 527,256
33,185 (a),(b) Palladyne AI Corp 277,758
20,636 (a) Park Aerospace Corp 395,386
10,937 (a) Park-Ohio Holdings Corp 225,630
1,383,813 (a) Plug Power, Inc 3,722,457
12,131 (a) Powell Industries, Inc 4,650,904
7,868 (a),(b) Power Solutions International, Inc 673,658
3,045 (a) Preformed Line Products Co 645,875
68,744 Primoris Services Corp 9,728,651
29,843 (a) Proto Labs, Inc 1,484,988
59,599 (a) Quanex Building Products Corp 846,902
62,539 (a),(b) Redwire Corp 492,182
175,251 (a) Resideo Technologies, Inc 7,500,743
61,636 (a) REV Group, Inc 3,160,078
90,001 (a),(b) Richtech Robotics, Inc 433,805
10,755 Rush Enterprises, Inc 564,315
77,582 Rush Enterprises, Inc (Class A) 3,833,327
89,643 (a) Satellogic, Inc 171,218
212,795 (a) Shoals Technologies Group, Inc 2,236,475
79,995 (a) SKYX Platforms Corp 140,791
13,098 (a) Southland Holdings, Inc 58,548
61,203 (a) SPX Technologies, Inc 13,702,740
15,389 (a) Standex International Corp 3,589,176
37,883 (a) Sterling Construction Co, Inc 14,315,986
265,588 (a) Sunrun, Inc 5,513,607
30,089 (a) Tecnoglass, Inc 1,794,207
24,470 (a) Tennant Co 1,957,600
82,079 (a) Terex Corp 3,777,276
43,402 (a) Thermon Group Holdings, Inc 1,246,939
56,555 (a) Titan International, Inc 426,990
25,486 (a) Titan Machinery, Inc 417,970
11,701 (a) Transcat, Inc 850,078
104,992 Trinity Industries, Inc 2,873,631
56,041 (a) Tutor Perini Corp 3,774,922
76,676 (a) UFP Industries, Inc 7,064,160
24,260 (a) V2X, Inc 1,385,003
29,874 (a) Vicor Corp 2,710,468
16,957 (a) Voyager Technologies, Inc 518,545
28,688 VSE Corp 5,183,348
58,601 Wabash National Corp 469,980
34,861 (a) Watts Water Technologies, Inc (Class A) 9,503,109
3,648 (a) Willis Lease Finance Corp 468,330
39,507 (a) Worthington Enterprises, Inc 2,215,948
54,360 (a) Xometry, Inc 2,646,788

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
190,703 (a) Zurn Elkay Water Solutions Corp $ 8,984,018
TOTAL CAPITAL GOODS 504,651,579
COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
78,221 (a) ABM Industries, Inc 3,363,503
103,859 (a) ACCO Brands Corp 390,510
4,288 (a) Acme United Corp 162,987
218,090 (a) ACV Auctions, Inc 1,978,076
539,609 Alight, Inc 1,554,074
31,200 (a) Asure Software, Inc 276,120
32,048 Barrett Business Services, Inc 1,296,983
39,266 (a),(b) BlackSky Technology, Inc 829,298
88,454 (a) BrightView Holdings, Inc 1,089,753
53,486 Brink's Co 5,945,504
79,868 (a) Casella Waste Systems, Inc (Class A) 7,073,909
62,847 (a),(b) CBIZ, Inc 3,456,585
36,420 (a) CECO Environmental Corp 1,780,574
19,565 (a) Cimpress plc 1,354,094
1,670 (a),(b) Compx International, Inc 37,558
212,998 (a) Conduent, Inc 506,935
135,621 (a) CoreCivic, Inc 2,513,057
8,554 (a) CRA International, Inc 1,629,451
35,031 CSG Systems International, Inc 2,741,876
56,285 Deluxe Corp 1,019,321
29,437 (a) Ennis, Inc 482,767
65,387 (a) Exponent, Inc 4,630,054
102,867 (a) First Advantage Corp 1,299,210
9,480 (a) Forrester Research, Inc 67,592
15,776 (a) Franklin Covey Co 267,877
172,514 (a) GEO Group, Inc 2,927,563
95,253 (a) Harsco Corp 1,163,039
94,552 (a) Healthcare Services Group 1,689,644
26,150 (a) Heidrick & Struggles International, Inc 1,526,376
88,347 (a) Herman Miller, Inc 1,379,980
7,182 (a) HireQuest, Inc 61,262
57,663 HNI Corp 2,359,570
21,683 (a) Huron Consulting Group, Inc 3,565,553
23,485 (a) ICF International, Inc 1,885,376
38,386 (a),(b) Innodata, Inc 2,863,979
46,850 (a) Insperity, Inc 2,067,022
75,435 Interface, Inc 1,878,332
40,981 (a) Kelly Services, Inc (Class A) 459,397
24,542 (a) Kforce, Inc 620,913
65,643 Korn/Ferry International 4,247,102
148,771 (a) Legalzoom.com, Inc 1,483,247
27,926 (a) Liquidity Services, Inc 668,548
71,897 (a) MAXIMUS, Inc 5,976,079
16,256 (a) Mistras Group, Inc 155,082
18,810 (a) Mobile Infrastructure Corp 64,330
39,789 (a) Montrose Environmental Group, Inc 1,029,739
9,268 (a) NL Industries, Inc 56,071
134,678 (a) OPENLANE, Inc 3,558,193
22,454 (a),(b) Perma-Fix Environmental Services, Inc 307,395
219,518 Pitney Bowes, Inc 2,168,838
295,482 (a) Planet Labs PBC 3,974,233
28,773 (a) Quad Graphics, Inc 158,539
6,374 (a) RCM Technologies, Inc 147,239
5,529 (a),(b) Resolute Holdings Management, Inc 407,266
31,164 (a) Resources Connection, Inc 137,122
5,847 (a) Skillsoft Corp 76,771
30,243 (a) Spire Global, Inc 329,044
108,864 (a) Steelcase, Inc (Class A) 1,737,469
214,986 (a) TIC Solutions, Inc 2,607,780

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
37,824 TriNet Group, Inc $ 2,269,440
41,004 (a) TrueBlue, Inc 194,359
8,883 (a),(b) TTEC Holdings, Inc 31,002
18,910 (a) Unifirst Corp 2,918,759
155,561 (a) Upwork, Inc 2,479,642
203,162 (a) Verra Mobility Corp 4,715,390
150,093 Vestis Corp 787,988
13,996 (a) Virco Mfg. Corp 102,451
17,379 (a) Willdan Group, Inc 1,642,489
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 114,627,281
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
36,380 (a) 1-800-FLOWERS.COM, Inc (Class A) 130,968
60,057 (a) Abercrombie & Fitch Co (Class A) 4,357,135
84,352 Academy Sports & Outdoors, Inc 4,039,617
76,230 (b) Advance Auto Parts, Inc 3,592,720
24,668 (a) A-Mark Precious Metals, Inc 655,675
206,561 American Eagle Outfitters, Inc 3,451,634
9,451 (a),(b) America's Car-Mart, Inc 210,190
63,328 (a) Arhaus, Inc 634,547
96,285 Arko Corp 424,135
24,928 (a) Asbury Automotive Group, Inc 5,848,109
157,351 (a),(b) BARK, Inc 142,843
19,431 (a),(b) Barnes & Noble Education, Inc 177,405
39,061 (a) Boot Barn Holdings, Inc 7,407,919
40,571 (a) Buckle, Inc 2,223,291
15,650 (a) Build-A-Bear Workshop, Inc 848,543
41,245 (a) Caleres, Inc 455,345
78,593 Camping World Holdings, Inc 1,034,284
6,195 (a) Citi Trends, Inc 221,905
37,833 (a),(b) Designer Brands, Inc 139,604
6,708 (a) Envela Corp 60,976
160,796 (a) EVgo, Inc 660,872
13,851 (a) Genesco, Inc 401,818
31,593 (a),(b) GigaCloud Technology, Inc 883,972
16,009 Group 1 Automotive, Inc 6,364,218
32,477 (a),(b) Groupon, Inc 653,762
20,154 (a) Haverty Furniture Cos, Inc 439,559
6,255 (a) J Jill, Inc 94,263
137,990 Kohl's Corp 2,245,097
11,316 (a),(b) Lands' End, Inc 178,114
24,386 (a) MarineMax, Inc 604,041
38,889 (a),(b) Monro Muffler, Inc 569,724
99,614 (a) National Vision Holdings, Inc 2,565,060
34,953 (a) ODP Corp 974,490
16,656 (a),(b) OneWater Marine, Inc 258,668
71,764 (a) Overstock.com, Inc 553,300
98,702 (a) Petco Health & Wellness Co, Inc 313,872
118,228 (a) RealReal, Inc 1,443,564
52,648 (a) Revolve Group, Inc 1,164,574
131,996 (a) Sally Beauty Holdings, Inc 1,994,460
48,039 (a),(b) Savers Value Village, Inc 442,439
24,101 (a) Shoe Carnival, Inc 441,771
50,881 Signet Jewelers Ltd 5,029,587
20,773 (a),(b) Sleep Number Corp 114,251
18,947 (a) Sonic Automotive, Inc (Class A) 1,203,703
131,851 (a) Stitch Fix, Inc 552,456
118,066 (a) ThredUp, Inc 1,037,800
24,764 (a) Tile Shop Holdings, Inc 155,023
30,665 (a) Torrid Holdings, Inc 38,331
64,777 (a) Upbound Group, Inc 1,255,378
77,718 (a) Urban Outfitters, Inc 5,021,360
88,965 (a) Victoria's Secret & Co 3,136,016

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
124,743 (a) Warby Parker, Inc $ 2,443,715
8,228 (a) Weyco Group, Inc 235,897
3,819 (a) Winmark Corp 1,539,706
18,491 (a) Zumiez, Inc 400,330
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 81,468,036
CONSUMER DURABLES & APPAREL - 2.7%
35,162 (a) Acushnet Holdings Corp 2,719,077
15,924 (a) American Outdoor Brands, Inc 109,398
122,313 (a),(b) AMMO, Inc 195,701
10,357 (a) Bassett Furniture Industries, Inc 152,766
37,885 (a) Beazer Homes USA, Inc 848,624
171,602 (a) Callaway Golf Co 1,614,775
148,090 (a) Capri Holdings Ltd 3,072,867
46,255 Carter's, Inc 1,452,407
9,708 (a) Cavco Industries, Inc 5,143,298
33,320 (a) Century Communities, Inc 1,979,208
20,964 (a) Clarus Corp 70,020
56,766 Cricut, Inc 301,427
39,244 (a),(b) Dream Finders Homes, Inc 777,031
76,195 (a),(b) Ermenegildo Zegna NV 777,951
13,002 (a) Escalade, Inc 149,653
30,056 (a) Ethan Allen Interiors, Inc 726,454
114,860 (a) Figs, Inc 856,856
4,788 (a) Flexsteel Industries, Inc 163,702
40,073 (a) Funko, Inc 125,028
49,660 (a) G-III Apparel Group Ltd 1,333,371
39,557 (a) Green Brick Partners, Inc 2,560,920
6,838 (a) Hamilton Beach Brands Holding Co 96,211
442,810 (a) Hanesbrands, Inc 2,926,974
28,591 (a) Helen of Troy Ltd 532,650
6,015 (a) Hovnanian Enterprises, Inc 723,183
29,677 (a) Installed Building Products, Inc 7,366,722
9,347 (a) JAKKS Pacific, Inc 158,899
6,867 (a) Johnson Outdoors, Inc 279,693
84,464 KB Home 5,272,243
69,997 Kontoor Brands, Inc 5,664,157
11,870 (a),(b) Lakeland Industries, Inc 195,380
52,296 (a) Latham Group, Inc 379,146
51,876 La-Z-Boy, Inc 1,644,469
9,523 (a) Legacy Housing Corp 213,839
173,444 Leggett & Platt, Inc 1,619,967
26,793 (a) LGI Homes, Inc 1,093,422
15,157 (a),(b) Lovesac Co 210,228
33,146 (a) M/I Homes, Inc 4,149,548
23,719 (a) Malibu Boats, Inc 661,049
11,799 (a) Marine Products Corp 99,702
18,347 (a) MasterCraft Boat Holdings, Inc 368,041
90,350 Meritage Homes Corp 6,104,046
17,903 Movado Group, Inc 326,014
17,932 (a) Oxford Industries, Inc 660,794
478,003 (a) Peloton Interactive, Inc 3,470,302
67,910 Polaris Industries, Inc 4,488,851
8,350 (a) Rocky Brands, Inc 235,386
72,323 (a) Skyline Champion Corp 4,934,598
56,245 (a) Smith & Wesson Brands, Inc 539,108
148,311 (a) Sonos, Inc 2,546,500
90,161 Steven Madden Ltd 3,057,359
20,821 (a) Sturm Ruger & Co, Inc 883,019
17,465 (a) Superior Uniform Group, Inc 163,123
123,193 (a) Taylor Morrison Home Corp 7,301,649
37,164 (a) Traeger, Inc 34,191
109,606 (a) Tri Pointe Homes, Inc 3,490,951

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
102,652 (a) Wolverine World Wide, Inc $ 2,330,200
TOTAL CONSUMER DURABLES & APPAREL 99,352,148
CONSUMER SERVICES - 2.7%
68,526 (a) Accel Entertainment, Inc 698,280
45,057 (a) Adtalem Global Education, Inc 4,416,487
21,330 (a) American Public Education, Inc 714,342
9,596 (a) BALLY'S CORP 174,743
914 (a) Biglari Holdings, Inc (B Shares) 330,237
27,812 (a) BJ's Restaurants, Inc 944,495
109,053 (a) Bloomin' Brands, Inc 744,832
56,227 (a) Brinker International, Inc 6,109,626
18,194 (a) Carriage Services, Inc 813,272
59,419 (a) Cheesecake Factory 2,959,066
173,923 (a) Coursera, Inc 1,464,432
28,851 Cracker Barrel Old Country Store, Inc 972,279
35,343 (a) Dave & Buster's Entertainment, Inc 519,189
69,612 (a) Denny's Corp 272,183
18,248 (b) Dine Brands Global Inc. 451,091
77,942 (a) Driven Brands Holdings, Inc 1,118,468
27,538 (a) El Pollo Loco Holdings, Inc 281,438
38,146 (a) European Wax Center, Inc 148,769
56,610 (a) First Watch Restaurant Group, Inc 933,499
93,872 (a) Frontdoor, Inc 6,235,917
279,156 (a) Genius Sports Ltd 3,143,297
122,787 (a),(b) Global Business Travel Group I 965,106
25,370 (a) Golden Entertainment, Inc 512,474
4,072 (a) Graham Holdings Co 4,121,393
73,410 (a) Hilton Grand Vacations, Inc 3,042,844
31,386 (a) Inspired Entertainment, Inc 236,964
143,825 (a) International Game Technology plc 2,396,124
24,691 (a),(b) Jack in the Box, Inc 396,044
31,428 (a) KinderCare Learning Cos, Inc 185,425
83,774 (a),(b) Krispy Kreme, Inc 300,749
7,827 (a),(b) Kura Sushi USA, Inc 445,591
162,942 (a) Laureate Education, Inc 4,730,206
172,437 (a) Life Time Group Holdings, Inc 4,264,367
38,401 (a) Lincoln Educational Services Corp 745,747
47,271 (a) Lindblad Expeditions Holdings, Inc 570,088
35,502 Marriott Vacations Worldwide Corp 2,342,422
39,687 Matthews International Corp (Class A) 929,470
28,173 (a) McGraw-Hill, Inc 314,411
116,040 (a) Mister Car Wash, Inc 648,664
16,029 (a) Monarch Casino & Resort, Inc 1,443,732
3,470 (a) Nathan's Famous, Inc 367,230
75,374 (a),(b) Nerdy, Inc 74,613
119,990 (a) OneSpaWorld Holdings Ltd 2,792,167
40,893 (a) Papa John's International, Inc 2,077,773
77,861 Perdoceo Education Corp 2,472,865
72,338 (a),(b) Portillo's, Inc 387,008
9,630 (a),(b) RCI Hospitality Holdings, Inc 239,883
61,754 Red Rock Resorts, Inc 3,292,106
111,952 (a) Rush Street Interactive, Inc 1,898,706
472,002 (a) Sabre Corp 965,244
35,312 (a) SeaWorld Entertainment, Inc 1,709,101
60,964 (a) Serve Robotics, Inc 806,554
49,492 (a) Shake Shack, Inc 4,776,473
121,651 Six Flags Entertainment Corp 2,795,540
29,962 (a) Strategic Education, Inc 2,276,513
54,241 (a) Stride, Inc 3,690,558
200,661 (a) Super Group SGHC Ltd 2,167,139
132,917 (a),(b) Sweetgreen, Inc 836,048
39,028 (a) Target Hospitality Corp 300,125

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
120,504 (a) Udemy, Inc $ 686,270
58,186 (a) Universal Technical Institute, Inc 1,729,288
27,586 (a) Viad Corp 978,751
32,389 (a) Xponential Fitness, Inc 217,654
TOTAL CONSUMER SERVICES 99,575,372
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
42,553 Andersons, Inc 1,970,629
46,327 (a) Chefs' Warehouse, Inc 2,733,293
118,726 (a) Grocery Outlet Holding Corp 1,615,861
24,350 (a) Guardian Pharmacy Services, Inc 682,774
51,841 (a) HF Foods Group, Inc 111,977
17,981 (a) Ingles Markets, Inc (Class A) 1,242,487
16,543 (a) Natural Grocers by Vitamin Cottage, Inc 530,865
32,320 (a) Pricesmart, Inc 3,714,861
76,857 (a) United Natural Foods, Inc 2,893,666
11,469 (a) Village Super Market (Class A) 359,783
21,342 (a) Weis Markets, Inc 1,351,802
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,207,998
ENERGY - 5.0%
210,306 Archrock, Inc 5,314,433
41,654 Ardmore Shipping Corp 524,424
100,757 (b) Atlas Energy Solutions, Inc 1,247,372
96,397 Berry Corp 324,858
21,765 (a) BKV Corp 513,436
311,055 (a),(b) Borr Drilling Ltd 964,270
34,116 (a) Bristow Group, Inc 1,388,521
87,131 Cactus, Inc 3,848,576
85,236 California Resources Corp 4,020,582
89,922 (a),(b) Calumet, Inc 1,758,874
19,947 (a),(b) Centrus Energy Corp 7,329,725
211,719 (a) Clean Energy Fuels Corp 605,516
173,862 (a) CNX Resources Corp 5,852,195
92,062 (a),(b) Comstock Resources, Inc 1,726,162
63,121 (a),(b) Core Laboratories, Inc 1,006,149
66,341 Core Natural Resources, Inc 5,240,939
232,892 (a) Crescent Energy Co 1,963,280
39,164 (a) CVR Energy, Inc 1,393,847
75,845 (a) Delek US Holdings, Inc 2,863,907
161,183 DHT Holdings, Inc 2,140,510
71,374 (a) Diversified Energy Co plc 902,881
22,625 (a) DMC Global, Inc 182,357
46,932 Dorian LPG Ltd 1,353,988
14,962 (a),(b) Empire Petroleum Corp 45,036
241,021 (a),(b) Encore Energy Corp 744,755
271,998 (a),(b) Energy Fuels, Inc 5,578,679
15,353 (a) Energy Services of America Corp 168,269
24,742 (a) Epsilon Energy Ltd 118,762
42,535 (a) Evolution Petroleum Corp 186,303
30,340 Excelerate Energy, Inc 786,109
134,385 (a) Expro Group Holdings NV 1,824,948
41,112 (a) FLEX LNG Ltd 1,067,679
24,168 (a) Flowco Holdings, Inc 391,522
13,082 (a) Forum Energy Technologies, Inc 350,336
23,218 (a) FutureFuel Corp 91,247
301,627 (a) Gevo, Inc 705,807
126,452 Golar LNG Ltd 5,190,855
63,375 (a) Granite Ridge Resources, Inc 334,620
76,694 (a) Green Plains, Inc 788,414
19,945 (a) Gulfport Energy Operating Corp 3,709,969
173,954 (a) Helix Energy Solutions Group, Inc 1,168,971
122,147 (a) Helmerich & Payne, Inc 3,207,580
21,552 (a),(b) HighPeak Energy, Inc 143,321

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
16,353 (a) Infinity Natural Resources, Inc $ 187,732
50,310 (a) Innovex International, Inc 1,009,722
50,921 (a) International Seaways, Inc 2,608,683
58,257 (a) Kinetik Holdings, Inc 2,243,477
84,727 (a) Kodiak Gas Services, Inc 3,124,732
33,545 (a),(b) Kolibri Global Energy, Inc 146,592
618,160 (a) Kosmos Energy Ltd 970,511
206,027 Liberty Energy, Inc 3,731,149
24,461 (a) Lightbridge Corp 656,289
238,014 Magnolia Oil & Gas Corp 5,345,794
31,375 (a) Mammoth Energy Services, Inc 64,005
172,331 Murphy Oil Corp 4,876,967
18,575 (a),(b) Nabors Industries Ltd 901,259
5,622 (a) Nacco Industries, Inc (Class A) 237,698
76,359 (a) National Energy Services Reunited Corp 963,651
11,656 (a) Natural Gas Services Group, Inc 324,503
39,856 (a),(b) Navigator Holdings Ltd 655,233
140,087 (a),(b) New Fortress Energy, Inc 180,712
174,432 (a),(b) NextDecade Corp 1,034,382
23,238 (a) NextNRG, Inc 46,244
160,134 Noble Corp plc 4,699,933
270,472 (a) Nordic American Tankers Ltd 995,337
120,193 Northern Oil and Gas, Inc 2,659,871
119,249 (a) Oceaneering International, Inc 2,777,309
66,498 (a) Oil States International, Inc 396,993
28,453 (a),(b) OPAL Fuels, Inc 68,572
64,569 (a) Par Pacific Holdings, Inc 2,581,469
459,710 (a) Patterson-UTI Energy, Inc 2,882,382
106,639 PBF Energy, Inc 3,643,855
157,964 Peabody Energy Corp 4,331,373
28,188 (a) Prairie Operating Co 57,785
225 (a),(b) PrimeEnergy Corp 30,429
22,596 (a) ProFrac Holding Corp 123,600
104,919 (a) ProPetro Holding Corp 1,089,059
22,159 (a) Ranger Energy Services, Inc 304,465
36,774 (a) Rex American Resources Corp 1,177,871
17,023 (a) Riley Exploration Permian, Inc 442,938
111,463 (a) RPC, Inc 579,608
96,338 (a),(b) Sable Offshore Corp 1,007,695
43,799 (a) SandRidge Energy, Inc 521,646
56,232 Scorpio Tankers, Inc 3,469,514
27,120 (a) SEACOR Marine Holdings, Inc 172,483
80,088 (a) Seadrill Ltd 2,527,577
115,474 Select Water Solutions, Inc 1,334,879
151,366 (a) SFL Corp Ltd 1,129,190
147,823 SM Energy Co 3,088,022
45,525 (a) Solaris Oilfield Infrastructure, Inc 2,423,296
13,253 (a) Summit Midstream Corp 290,506
156,859 (a) Talos Energy, Inc 1,538,787
70,368 (a) Teekay Corp Ltd 676,940
30,318 (a) Teekay Tankers Ltd 1,849,398
157,128 (a) Tetra Technologies, Inc 1,109,324
62,595 (a) Tidewater, Inc 3,166,681
1,079,301 (a) Transocean Ltd 4,144,516
539,930 (a) Uranium Energy Corp 8,169,141
141,101 (a) Vaalco Energy, Inc 554,527
81,218 (a) Valaris Ltd 4,557,954
5,797 (a),(b) Verde Clean Fuels, Inc 19,246
39,061 (a) Vital Energy, Inc 613,648
38,233 (a),(b) Vitesse Energy, Inc 831,568
125,971 (a),(b) W&T Offshore, Inc 264,539
15,046 (a) Western Midstream Partners LP 563,774

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
69,463 World Fuel Services Corp $ 1,795,619
42,465 (a),(b) XCF Global, Inc 37,433
TOTAL ENERGY 183,080,071
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.9%
167,673 Acadia Realty Trust 3,197,524
91,595 (a) Alexander & Baldwin, Inc 1,462,772
2,876 (a) Alexander's, Inc 635,395
12,345 (a) Alpine Income Property Trust, Inc 181,225
67,812 (a) American Assets Trust, Inc 1,295,887
202,187 American Healthcare REIT, Inc 9,163,115
170,337 (a) Apartment Investment and Management Co 906,193
282,952 Apple Hospitality REIT, Inc 3,166,233
97,361 Armada Hoffler Properties, Inc 636,741
72,610 (a) Braemar Hotels & Resorts, Inc 185,155
216,090 Brandywine Realty Trust 741,189
238,831 Broadstone Net Lease, Inc 4,279,852
11,863 (a) BRT Apartments Corp 174,505
268,390 CareTrust REIT, Inc 9,299,713
23,831 CBL & Associates Properties, Inc 704,683
21,029 Centerspace 1,245,968
58,471 Chatham Lodging Trust 374,214
54,938 (a) City Office REIT, Inc 379,072
13,183 (a) Clipper Realty, Inc 51,282
36,253 Community Healthcare Trust, Inc 531,469
144,269 Corporate Office Properties Trust 4,064,058
39,641 (a) CTO Realty Growth, Inc 661,212
121,559 Curbline Properties Corp 2,803,151
268,370 DiamondRock Hospitality Co 2,098,653
279,271 (a) Diversified Healthcare Trust 1,189,694
210,659 Douglas Emmett, Inc 2,725,927
50,668 (a) Easterly Government Properties, Inc 1,095,442
180,702 Empire State Realty Trust, Inc 1,335,388
252,164 Essential Properties Realty Trust, Inc 7,534,660
51,722 (a) Farmland Partners, Inc 518,772
125,881 Four Corners Property Trust, Inc 2,975,827
87,104 (a) Franklin Street Properties Corp 104,525
23,258 (a) FrontView REIT, Inc 309,331
66,679 Getty Realty Corp 1,829,005
59,567 (a) Gladstone Commercial Corp 680,851
44,632 (a) Gladstone Land Corp 404,366
16,652 (a) Global Medical REIT, Inc 511,216
257,043 (a) Global Net Lease, Inc 1,958,668
469,464 Hudson Pacific Properties, Inc 1,145,492
296,203 Independence Realty Trust, Inc 4,718,514
69,811 (a) Industrial Logistics Properties Trust 368,602
35,287 (a) Innovative Industrial Properties, Inc 1,769,643
98,064 InvenTrust Properties Corp 2,686,954
79,639 JBG SMITH Properties 1,552,164
279,209 Kite Realty Group Trust 6,181,687
375,090 Lexington Realty Trust 3,559,604
57,350 (a) LTC Properties, Inc 2,011,838
324,131 Macerich Co 5,558,847
100,172 Mack-Cali Realty Corp 1,438,470
12,199 (a) Modiv Industrial, Inc 175,910
58,486 (a) National Health Investors, Inc 4,357,792
18,115 (a) NET Lease Office Properties 531,675
116,493 NETSTREIT Corp 2,169,100
53,402 (a) NexPoint Diversified Real Estate Trust 169,818
29,346 NexPoint Residential Trust, Inc 900,042
23,673 (a) One Liberty Properties, Inc 475,591
177,141 (a) Outfront Media, Inc 3,133,624
242,460 (a) Paramount Group, Inc 1,585,688

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
47,857 (a) Peakstone Realty Trust $ 646,548
150,209 Pebblebrook Hotel Trust 1,571,186
160,867 Phillips Edison & Co, Inc 5,443,739
161,588 Piedmont Office Realty Trust, Inc 1,302,399
52,945 Plymouth Industrial REIT, Inc 1,164,790
28,733 Postal Realty Trust, Inc 425,536
99,814 PotlatchDeltic Corp 3,992,560
194,320 RLJ Lodging Trust 1,321,376
77,460 Ryman Hospitality Properties, Inc 6,732,049
302,415 Sabra Health Care REIT, Inc 5,389,035
69,964 (a) Safehold, Inc 1,009,581
12,884 (a) Saul Centers, Inc 381,495
182,851 Service Properties Trust 391,301
67,945 Sila Realty Trust, Inc 1,610,297
63,500 SITE Centers Corp 465,455
91,455 SL Green Realty Corp 4,696,214
38,422 (a) Smartstop Self Storage REIT, Inc 1,319,796
11,928 (a) Strawberry Fields REIT, Inc 138,723
138,486 Summit Hotel Properties, Inc 711,818
249,237 Sunstone Hotel Investors, Inc 2,205,747
142,052 Tanger Factory Outlet Centers, Inc 4,625,213
129,736 Terreno Realty Corp 7,411,818
101,202 UMH Properties, Inc 1,471,477
17,460 (a) Universal Health Realty Income Trust 667,321
161,546 Urban Edge Properties 3,106,530
112,205 Washington REIT 1,845,772
62,723 (a) Whitestone REIT 786,546
129,331 Xenia Hotels & Resorts, Inc 1,590,771
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 178,329,081
FINANCIAL SERVICES - 5.6%
51,959 (a) Acacia Research (Acacia Technologies) 180,298
8,122 (a) ACRES Commercial Realty Corp 170,562
22,327 (a) AFC Gamma, Inc 72,563
37,607 (a) AG. Mortgage Investment Trust, Inc 268,514
26,996 (a) Alerus Financial Corp 570,156
45,450 (a),(b) AlTi Global, Inc 179,073
12,950 (a) Angel Oak Mortgage REIT, Inc 117,456
181,589 Apollo Commercial Real Estate Finance, Inc 1,777,756
241,981 (a) Arbor Realty Trust, Inc 2,441,588
68,600 (a) Ares Commercial Real Estate Corp 305,956
138,325 (a) ARMOUR Residential REIT, Inc 2,243,631
78,857 (a) Artisan Partners Asset Management, Inc 3,442,897
6,149 (a) Atlanticus Holdings Corp 338,871
13,882 (a) Bakkt Holdings, Inc 384,115
36,319 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 1,562,080
6,466 (a) Better Home & Finance Holding Co 473,376
454,371 BGC Group, Inc 4,152,951
205,854 Blackstone Mortgage Trust, Inc 3,804,182
59,387 Bread Financial Holdings, Inc 3,720,596
34,378 (a) Brightsphere Investment Group, Inc 1,653,582
174,785 (a) BrightSpire Capital, Inc 901,891
253,228 (a) Burford Capital Ltd 2,519,619
74,827 (a) Cannae Holdings, Inc 1,337,907
69,076 (a) Cantaloupe, Inc 729,443
15,683 Cass Information Systems, Inc 619,949
20,932 (a) Chicago Atlantic Real Estate Finance, Inc 269,186
97,772 (a) Chimera Investment Corp 1,247,571
116,554 (a) Claros Mortgage Trust, Inc 372,973
35,987 (a) Cohen & Steers, Inc 2,458,632
82,564 (a) Compass Diversified Trust 526,758
9,260 (a) Consumer Portfolio Services, Inc 77,784
11,540 (a) Dave, Inc 2,761,753

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
3,479 (a) Diamond Hill Investment Group, Inc $ 446,530
213,259 DigitalBridge Group, Inc 2,522,854
34,549 (a) Donnelley Financial Solutions, Inc 1,587,527
158,213 (a) Dynex Capital, Inc 2,094,740
112,151 (a) Ellington Financial, Inc 1,493,851
36,018 (a) Enact Holdings, Inc 1,286,563
28,738 (a) Encore Capital Group, Inc 1,194,926
30,620 (a) Enova International, Inc 3,661,233
123,920 Essent Group Ltd 7,505,834
82,767 (a) EVERTEC, Inc 2,356,376
12,150 (a) Federal Agricultural Mortgage Corp 1,927,476
5,777 (a),(b) Finance Of America Cos, Inc 127,094
50,365 FirstCash Holdings, Inc 7,982,852
147,160 (a) Flywire Corp 1,960,171
13,267 (a) Forge Global Holdings, Inc 291,078
101,830 (a) Franklin BSP Realty Trust, Inc 1,032,556
55,380 (a),(b) GCM Grosvenor, Inc 637,424
28,671 (a) Great Ajax Corp 76,552
66,786 (a) Green Dot Corp 775,385
152,523 Hannon Armstrong Sustainable Infrastructure Capital, Inc 4,226,412
39,308 (a) International Money Express, Inc 585,296
78,383 (a) Invesco Mortgage Capital, Inc 590,224
91,059 Jackson Financial, Inc 9,179,658
13,030 (a) Jefferson Capital, Inc 246,006
75,861 KKR Real Estate Finance Trust, Inc 617,509
139,438 Ladder Capital Corp 1,473,860
143,432 (a) LendingClub Corp 2,494,282
14,527 (a) LendingTree, Inc 929,728
106,791 (a),(b) loanDepot, Inc 322,509
58,265 (a) Lument Finance Trust, Inc 90,893
67,787 Marex Group plc 2,057,335
2,137 (a) MarketWise, Inc 36,286
487,343 (a) Marqeta, Inc 2,207,664
18,781 (a) Medallion Financial Corp 184,617
33,677 (a) Merchants Bancorp 1,050,386
132,837 (a) MFA Financial, Inc 1,194,205
94,554 (a) Moelis & Co 5,988,105
91,769 (a) Navient Corp 1,122,335
93,482 (a) NCR Corp ATM 3,449,486
15,936 Nelnet, Inc (Class A) 2,056,541
53,791 (a) NerdWallet, Inc 627,741
113,687 (a) New York Mortgage Trust, Inc 758,292
30,932 (a) NewtekOne, Inc 321,693
8,157 (a) Nexpoint Real Estate Finance, Inc 106,367
98,803 (a) NMI Holdings, Inc 3,599,393
8,575 (a) Ocwen Financial Corp 321,305
138,168 (a) Open Lending Corp 262,519
43,517 (a) Oportun Financial Corp 231,946
31,487 (a) OppFi, Inc 306,998
154,603 (a) Orchid Island Capital, Inc 1,117,780
70,663 (a) P10, Inc 717,936
230,334 (a) Pagseguro Digital Ltd 2,208,903
77,915 (a) Patria Investments Ltd 1,135,222
361,717 (a) Payoneer Global, Inc 2,094,341
42,560 (a),(b) Paysafe Ltd 468,586
43,694 (a) Paysign Inc 225,679
37,238 PennyMac Financial Services, Inc 4,684,913
114,415 (a) PennyMac Mortgage Investment Trust 1,377,557
79,242 (a) Perella Weinberg Partners 1,480,241
22,253 Piper Jaffray Cos 7,104,493
29,187 PJT Partners, Inc 4,702,318
50,492 (a) PRA Group, Inc 692,245

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
32,441 (a) Priority Technology Holdings Inc $ 225,789
50,504 PROG Holdings, Inc 1,461,081
172,404 Radian Group, Inc 5,851,392
212,565 (a) Ready Capital Corp 622,815
172,173 (a) Redwood Trust, Inc 914,239
12,067 (a) Regional Management Corp 474,836
211,132 (a) Remitly Global, Inc 3,386,557
101,435 (a) Repay Holdings Corp 435,156
20,058 (a) Security National Financial Corp 159,862
16,624 (a) Seven Hills Realty Trust 157,263
20,160 (a) Sezzle, Inc 1,321,488
18,282 (a) Siebert Financial Corp 51,372
10,302 (a) Silvercrest Asset Management Group, Inc 145,670
87,852 StepStone Group, Inc 5,348,430
318,013 (a) StoneCo Ltd 6,045,427
58,686 (a) StoneX Group, Inc 5,394,417
13,393 (a) Sunrise Realty Trust, Inc 132,323
4,871 (a) SWK Holdings Corp 78,861
89,197 (a) TPG RE Finance Trust, Inc 771,554
134,201 (a) Triller Group, Inc 76,964
135,790 Two Harbors Investment Corp 1,319,879
106,896 (a),(b) Upstart Holdings, Inc 5,079,698
1,276 (a) Value Line, Inc 46,778
10,761 (a) Velocity Financial, Inc 200,370
56,371 Victory Capital Holdings, Inc 3,510,222
8,534 (a) Virtus Investment Partners, Inc 1,389,506
42,826 Walker & Dunlop, Inc 3,422,654
21,757 (a) Waterstone Financial, Inc 332,882
9,532 (a) Westwood Holdings Group, Inc 159,661
156,352 WisdomTree, Inc 1,869,970
3,415 (a) World Acceptance Corp 435,310
TOTAL FINANCIAL SERVICES 206,116,922
FOOD, BEVERAGE & TOBACCO - 0.9%
6,964 (a) Alico, Inc 245,202
97,456 (a),(b) B&G Foods, Inc (Class A) 389,824
91,026 (a) Beyond Meat, Inc 150,648
120,929 (a),(b) BRC, Inc 153,580
22,401 (a) Calavo Growers, Inc 497,526
58,247 Cal-Maine Foods, Inc 5,114,087
85,992 Dole plc 1,095,538
6,332 (a),(b) Forafric Global plc 59,141
40,393 (a) Fresh Del Monte Produce, Inc 1,427,893
108,034 (a) Hain Celestial Group, Inc 125,319
23,066 (a) Ispire Technology, Inc 43,133
20,132 (a) J&J Snack Foods Corp 1,704,174
9,304 (a) John B Sanfilippo & Son, Inc 584,105
25,498 Lancaster Colony Corp 3,997,831
5,951 (a) Lifeway Foods, Inc 142,765
23,415 (a) Limoneira Co 330,854
44,117 (a) MamaMancini's Holdings, Inc 467,199
18,417 (a) MGP Ingredients, Inc 445,691
58,729 (a) Mission Produce, Inc 676,558
30,979 (a) National Beverage Corp 1,061,650
5,612 (a) Seneca Foods Corp 605,170
119,294 (a) Simply Good Foods Co 2,334,584
122,582 (a) SunOpta, Inc 639,878
22,587 (a),(b) Tootsie Roll Industries, Inc 797,095
61,525 (a) TreeHouse Foods, Inc 1,119,755
21,503 (a) Turning Point Brands, Inc 1,933,120
29,895 (a) Universal Corp 1,515,079
93,935 (a) Utz Brands, Inc 989,136
55,462 (a) Vita Coco Co, Inc 2,283,925

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
44,136 (a) Vital Farms, Inc $ 1,449,868
45,145 (a),(b) Westrock Coffee Co 199,090
41,129 (a) Zevia PBC 97,064
TOTAL FOOD, BEVERAGE & TOBACCO 32,676,482
HEALTH CARE EQUIPMENT & SERVICES - 6.1%
125,546 (a) Accuray, Inc 177,020
128,130 (a) AdaptHealth Corp 1,151,889
22,921 (a) Addus HomeCare Corp 2,679,236
410,624 (a) agilon health, Inc 327,062
17,003 (a),(b) AirSculpt Technologies, Inc 177,001
184,987 (a) Alignment Healthcare, Inc 3,118,881
143,895 (a) Alphatec Holdings, Inc 2,732,566
50,396 (a) AMN Healthcare Services, Inc 992,297
51,827 (a) Angiodynamics, Inc 623,479
42,681 (a),(b) Anteris Technologies Global Corp 191,638
52,972 (a) Apollo Medical Holdings, Inc 1,653,256
30,670 (a) Ardent Health Partners, Inc 446,555
61,680 (a) AtriCure, Inc 2,131,044
62,533 (a) Avanos Medical, Inc 694,742
59,102 (a) Aveanna Healthcare Holdings, Inc 534,873
54,514 (a) Axogen, Inc 1,211,301
48,433 (a) Beta Bionics, Inc 1,318,346
59,980 (a) Bioventus, Inc 392,869
135,886 (a) BrightSpring Health Services, Inc 4,491,032
289,601 (a) Brookdale Senior Living, Inc 2,684,601
249,957 (a),(b) Butterfly Network, Inc 672,384
8,160 (a) Carlsmed, Inc 105,182
36,922 (a) Castle Biosciences, Inc 941,511
32,412 (a) Ceribell, Inc 369,497
237,114 (a) Cerus Corp 348,558
8,754 (a) Claritev Corp 569,885
33,970 (a),(b) ClearPoint Neuro, Inc 788,783
501,574 (a),(b) Clover Health Investments Corp 1,770,556
160,384 (a) Community Health Systems, Inc 622,290
12,974 (a) Computer Programs & Systems, Inc 249,360
147,311 (a) Concentra Group Holdings Parent, Inc 2,934,435
40,511 (a) Conmed Corp 1,782,484
36,941 (a) Corvel Corp 2,731,787
37,288 (a) Cross Country Healthcare, Inc 457,151
47,472 (a) CryoLife, Inc 2,153,805
15,323 (a),(b) CVRx, Inc 156,141
46,308 (a) Definitive Healthcare Corp 128,273
39,123 (a),(b) Delcath Systems, Inc 384,579
136,849 (a) DocGo, Inc 149,165
8,992 (a) Electromed, Inc 216,348
75,904 Embecta Corp 1,012,559
64,397 (a) Enhabit, Inc 523,548
74,390 (a) Enovis Corp 2,323,944
71,324 Ensign Group, Inc 12,845,452
149,014 (a) Evolent Health, Inc 993,923
27,932 (a) Fulgent Genetics, Inc 627,073
23,545 (a) GeneDx Holdings Corp 3,223,546
70,877 (a) Glaukos Corp 6,242,137
151,588 (a) Guardant Health, Inc 14,100,716
61,306 (a) Haemonetics Corp 3,065,913
76,936 (a) Health Catalyst, Inc 248,503
108,374 (a) HealthEquity, Inc 10,250,013
30,326 (a) HealthStream, Inc 746,020
241,894 (a),(b) Hims & Hers Health, Inc 10,996,501
30,565 (a) ICU Medical, Inc 3,670,551
21,483 (a) Innovage Holding Corp 96,459
32,057 (a) Inogen, Inc 264,150

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
43,798 (a) Integer Holdings Corp $ 2,828,037
87,555 (a) Integra LifeSciences Holdings Corp 1,051,536
9,882 (a) iRadimed Corp 759,036
40,472 (a) iRhythm Technologies, Inc 7,580,406
15,418 (a) Joint Corp 121,648
17,159 (a) Kestra Medical Technologies Ltd 469,813
85,847 (a) Lantheus Holdings, Inc 4,952,514
26,353 (a) LeMaitre Vascular, Inc 2,282,433
12,196 (a),(b) LENSAR, Inc 150,011
46,916 (a) LifeMD, Inc 277,274
171,937 (a) LifeStance Health Group, Inc 842,491
68,905 (a) LivaNova plc 3,626,470
90,234 (a),(b) Lucid Diagnostics, Inc 109,183
73,961 (a) Merit Medical Systems, Inc 6,474,546
42,511 (a),(b) Myomo, Inc 39,365
73,732 (a),(b) Nano-X Imaging Ltd 267,647
16,009 (a) National Healthcare Corp 1,912,115
19,429 (a) National Research Corp 259,572
281,153 (a) Neogen Corp 1,734,714
165,130 (a) NeoGenomics, Inc 1,613,320
47,043 (a),(b) Neuronetics, Inc 124,664
31,234 (a) NeuroPace, Inc 310,466
126,557 (a) Novocure Ltd 1,621,195
4,455 (a),(b) Nutex Health, Inc 548,232
11,132 (a) Omada Health, Inc 273,513
60,030 (a) Omnicell, Inc 2,015,207
76,672 (a) Oncology Institute, Inc 341,957
509,818 (a) Opko Health, Inc 693,353
21,914 (a) OptimizeRx Corp 449,018
210,145 (a) Option Care Health, Inc 5,470,074
99,167 (a) OraSure Technologies, Inc 271,718
50,572 (a) Orthofix Medical, Inc 780,832
20,885 (a) OrthoPediatrics Corp 351,703
18,088 (a) Outset Medical, Inc 237,315
94,117 (a) Owens & Minor, Inc 373,645
57,290 (a) PACS Group, Inc 692,063
106,249 (a) Pediatrix Medical Group, Inc 1,803,046
43,976 (a) Pennant Group, Inc 1,087,527
73,529 (a) Phreesia, Inc 1,664,697
104,999 Premier, Inc 2,952,572
146,221 (a) Privia Health Group, Inc 3,553,170
66,381 (a) PROCEPT BioRobotics Corp 2,258,945
2,739 (a),(b) Pro-Dex, Inc 99,261
94,770 (a) Progyny, Inc 1,773,147
47,757 (a) Pulmonx Corp 95,514
22,441 (a),(b) Pulse Biosciences, Inc 379,926
85,758 (a) QuidelOrtho Corp 2,314,608
86,367 (a) RadNet, Inc 6,563,028
55,330 (a) Repro-Med Systems, Inc 219,107
47,627 (a) RxSight, Inc 418,641
5,089 (a) Sanara Medtech, Inc 149,108
9,106 (a) SANUWAVE Health, Inc 263,528
73,134 (a) Schrodinger, Inc 1,538,739
145,346 (a) Select Medical Holdings Corp 2,010,135
15,153 (a) Semler Scientific, Inc 400,948
5,614 (a) Shoulder Innovations, Inc 65,796
49,340 (a) SI-BONE, Inc 731,712
47,520 (a) Sight Sciences, Inc 240,451
20,907 (a),(b) Simulations Plus, Inc 359,182
7,162 (a),(b) Sonida Senior Living, Inc 185,496
62,952 (a) STAAR Surgical Co 1,628,568
73,990 (a) Stereotaxis, Inc 215,311

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
99,059 (a) Surgery Partners, Inc $ 2,172,364
17,758 (a) SurModics, Inc 487,191
31,396 (a) Tactile Systems Technology, Inc 473,138
161,974 (a) Talkspace, Inc 523,176
86,831 (a) Tandem Diabetes Care, Inc 1,215,634
220,119 (a) Teladoc Health, Inc 1,899,627
42,210 (a) TransMedics Group, Inc 5,552,303
61,173 (a) Treace Medical Concepts, Inc 390,896
9,772 (a) UFP Technologies, Inc 1,882,478
19,725 (a) US Physical Therapy, Inc 1,701,676
3,897 (a) Utah Medical Products, Inc 226,416
53,665 (a) Varex Imaging Corp 627,344
47,009 (a) Viemed Healthcare, Inc 303,678
137,874 (a) Waystar Holding Corp 4,942,783
TOTAL HEALTH CARE EQUIPMENT & SERVICES 223,770,823
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
43,730 (a),(b) Beauty Health Co 62,534
11,565 (a) Central Garden & Pet Co 354,699
63,588 (a) Central Garden and Pet Co (Class A) 1,768,382
58,057 (a) Edgewell Personal Care Co 1,125,725
84,113 Energizer Holdings, Inc 1,953,945
5,258 (a),(b) FitLife Brands, Inc 100,533
131,589 (a) Herbalife Ltd 1,052,712
121,547 (a),(b) Honest Co, Inc 414,475
22,938 (a) Inter Parfums, Inc 2,044,923
13,828 (a),(b) Lifevantage Corp 113,251
14,608 (a),(b) Medifast, Inc 175,588
18,571 (a) Nature's Sunshine Products, Inc 250,337
58,675 (a) Nu Skin Enterprises, Inc (Class A) 628,996
13,073 (a) Oil-Dri Corp of America 724,113
185,824 (a),(b) Olaplex Holdings, Inc 193,257
30,478 (a) Spectrum Brands Holdings, Inc 1,642,155
14,485 (a) USANA Health Sciences, Inc 306,358
55,467 (a) Waldencast plc 100,395
17,203 WD-40 Co 3,342,199
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,354,577
INSURANCE - 1.9%
50,203 (a) Abacus Global Management, Inc 252,019
59,995 (a) AMBAC Financial Group, Inc 492,559
9,137 (a) American Integrity Insurance Group, Inc 217,735
24,494 (a) Amerisafe, Inc 981,719
18,537 (a) Aspen Insurance Holdings Ltd 681,235
6,104 (a) Ategrity Specialty Holdings LLC 118,601
20,323 (a) Bowhead Specialty Holdings, Inc 486,939
89,091 (a) BRP Group, Inc 1,968,911
58,663 (a),(b) Citizens, Inc (Class A) 326,753
122,624 (a) CNO Financial Group, Inc 4,907,412
21,287 Crawford & Co 230,538
19,550 (a) Donegal Group, Inc (Class A) 366,562
35,828 (a) eHealth, Inc 185,947
31,578 (a) Employers Holdings, Inc 1,204,069
27,622 (a) F&G Annuities & Life, Inc 818,992
73,544 (a) Fidelis Insurance Holdings Ltd 1,322,321
523,874 (a) Genworth Financial, Inc (Class A) 4,421,497
5,436 (a) GoHealth, Inc 21,527
30,977 (a) Goosehead Insurance, Inc 2,127,191
28,991 (a) Greenlight Capital Re Ltd (Class A) 351,371
58,411 (a) Hamilton Insurance Group Ltd 1,382,588
12,957 (a) HCI Group, Inc 2,643,358
27,732 (a) Heritage Insurance Holdings, Inc 655,307
21,545 (a) Hippo Holdings, Inc 792,425
51,085 (a) Horace Mann Educators Corp 2,284,010

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE (continued)
1,606 (a) Investors Title Co $ 415,296
39,977 (a) James River Group Holdings Ltd 203,883
2,274 (a),(b) Kestrel Group Ltd 45,116
14,353 (a) Kingstone Cos, Inc 209,267
23,553 (a),(b) Kingsway Financial Services, Inc 335,395
70,263 (a),(b) Lemonade, Inc 4,221,401
62,428 (a) MBIA, Inc 426,383
33,786 (a) Mercury General Corp 2,611,658
11,769 (a) NI Holdings, Inc 155,351
246,122 (a),(b) Oscar Health, Inc 4,430,196
33,560 (a) Palomar Holdings, Inc 3,826,176
61,941 (a) ProAssurance Corp 1,483,487
14,561 (a),(b) Root, Inc 1,172,452
18,169 (a) Safety Insurance Group, Inc 1,248,755
77,601 Selective Insurance Group, Inc 5,846,459
169,109 (a) Selectquote, Inc 351,747
133,097 (a) SiriusPoint Ltd 2,422,365
46,419 (a) Skyward Specialty Insurance Group, Inc 2,116,242
31,185 (a) Slide Insurance Holdings, Inc 498,648
36,116 Stewart Information Services Corp 2,465,639
30,641 (a) Tiptree, Inc 542,652
46,614 (a) Trupanion, Inc 1,864,094
28,478 (a) United Fire Group, Inc 860,890
31,184 (a) United Insurance Holdings Corp 369,219
32,965 (a) Universal Insurance Holdings, Inc 1,015,981
TOTAL INSURANCE 68,380,338
MATERIALS - 4.0%
33,406 (a) Advanced Emissions Solutions, Inc 221,816
32,143 (a) AdvanSix, Inc 597,538
14,784 (a) Alpha Metallurgical Resources, Inc 2,561,476
105,299 (a) American Battery Technology Co 540,184
38,046 (a) American Vanguard Corp 170,066
172,664 (a) Ardagh Metal Packaging S.A. 616,410
96,932 (a),(b) ASP Isotopes, Inc 981,921
79,148 (a) Aspen Aerogels, Inc 644,265
116,971 Avient Corp 3,751,260
41,479 (a) Balchem Corp 6,362,464
69,042 Cabot Corp 4,658,954
22,143 (a) Caledonia Mining Corp plc 622,661
66,556 (a) Century Aluminum Co 1,971,389
191,759 Chemours Co 2,567,653
19,387 (a) Clearwater Paper Corp 342,181
812,961 (a) Coeur Mining, Inc 13,958,540
143,857 Commercial Metals Co 8,539,352
45,216 Compass Minerals International, Inc 784,045
180,645 (a) Constellium SE 2,841,546
8,675 (a) Contango ORE, Inc 186,166
10,158 (a) Core Molding Technologies, Inc 181,930
41,707 (a),(b) Critical Metals Corp 539,689
110,906 (a) Dakota Gold Corp 452,496
146,130 (a) Ecovyst, Inc 1,196,805
154,455 (a) Ferroglobe plc 749,107
18,497 (a),(b) Flotek Industries, Inc 320,183
8,614 (a) Friedman Industries, Inc 182,961
32,056 (a) Greif, Inc (Class A) 1,823,666
5,832 (a) Greif, Inc (Class B) 343,796
69,621 H.B. Fuller Co 3,994,157
24,713 (a) Hawkins, Inc 3,505,539
761,878 Hecla Mining Co 9,805,370
16,177 (a),(b) Idaho Strategic Resources, Inc 534,812
46,833 (a) Ingevity Corp 2,515,869
32,253 Innospec, Inc 2,373,176

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
15,133 (a) Intrepid Potash, Inc $ 402,992
113,270 (a) Ivanhoe Electric, Inc 1,675,263
19,538 (a) Kaiser Aluminum Corp 1,768,775
72,946 (a) Knife River Corp 4,410,315
25,927 Koppers Holdings, Inc 731,660
30,533 (a) Kronos Worldwide, Inc 150,222
35,917 (a) Lifezone Metals Ltd 178,508
73,197 (a) LSB Industries, Inc 617,051
43,429 (a) Magnera Corp 394,770
25,991 Materion Corp 2,979,348
39,757 Minerals Technologies, Inc 2,256,210
49,769 Myers Industries, Inc 862,497
87,760 (a),(b) NioCorp Developments Ltd 646,791
383,260 (a) Novagold Resources, Inc 3,177,225
194,494 (a) O-I Glass, Inc 2,195,837
13,469 Olympic Steel, Inc 498,353
66,016 (a) Orion S.A. 349,885
175,971 (a) Perimeter Solutions, Inc 4,137,078
95,018 (a) Perpetua Resources Corp 2,283,283
161,010 (a),(b) PureCycle Technologies, Inc 1,864,496
18,232 Quaker Chemical Corp 2,532,242
36,837 (a) Ramaco Resources, Inc 1,118,371
57,761 (a),(b) Ranpak Holdings Corp 306,133
83,699 (a) Rayonier Advanced Materials, Inc 581,708
36,365 (a) Ryerson Holding Corp 802,212
67,746 (a) Schweitzer-Mauduit International, Inc 723,527
53,887 Sensient Technologies Corp 5,081,005
3,564 (a),(b) Smith-Midland Corp 129,943
24,334 (a) Solesence, Inc 79,572
258,814 (a) SSR Mining, Inc 5,838,844
27,926 Stepan Co 1,210,592
101,542 (a) SunCoke Energy, Inc 813,351
44,415 (a) Sylvamo Corp 1,803,249
9,884 (a) Synalloy Corp 120,189
47,688 (a) TimkenSteel Corp 838,832
31,441 (a) Titan America S.A. 464,069
35,776 (a) Tredegar Corp 247,212
43,123 (a) Trimas Corp 1,532,160
44,280 (a),(b) Trinseo plc 64,649
156,001 Tronox Holdings plc 546,004
13,491 (a) United States Lime & Minerals, Inc 1,581,415
118,717 (a),(b) US Antimony Corp 958,046
14,180 (a),(b) US Gold Corp 217,238
1,005 (a),(b) Valhi, Inc 13,939
50,151 (a) Vox Royalty Corp 214,145
66,213 (a) Warrior Met Coal, Inc 4,491,890
42,462 Worthington Steel, Inc 1,358,359
TOTAL MATERIALS 146,688,898
MEDIA & ENTERTAINMENT - 2.0%
106,173 (a),(b) Advantage Solutions, Inc 135,901
339,329 (a),(b) Altice USA, Inc 756,704
540,690 (a) AMC Entertainment Holdings, Inc 1,400,387
43,573 (a) AMC Networks, Inc 330,283
51,824 (a) Angi, Inc 687,704
16,736 (a) Arena Group Holdings, Inc 93,220
8,679 (a),(b) Atlanta Braves Holdings, Inc 374,412
57,407 (a) Atlanta Braves Holdings, Inc 2,337,613
24,971 (a) Boston Omaha Corp 317,631
94,569 (a) Bumble, Inc 524,858
6,691 (a) Cable One, Inc 993,948
104,454 (a) Cargurus, Inc 3,668,424
73,582 (a) Cars.com, Inc 790,271

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
131,627 (a) Cinemark Holdings, Inc $ 3,555,245
41,392 (a) CuriosityStream, Inc 179,641
1,636 (a),(b) Daily Journal Corp 662,645
172,144 (a) EchoStar Corp (Class A) 12,888,421
19,910 (a),(b) Emerald Holding, Inc 87,405
78,418 (a) Entravision Communications Corp (Class A) 162,325
111,285 (a) Eventbrite, Inc 257,068
35,533 (a) EverQuote, Inc 765,381
77,085 (a) EW Scripps Co (Class A) 187,317
421,261 (a),(b) fuboTV, Inc 1,592,367
21,927 (a) Gaia, Inc 109,416
18,540 (a),(b) Gambling.com Group Ltd 132,190
167,414 (a),(b) Gannett Co, Inc 887,294
135,943 (a),(b) Getty Images Holdings, Inc 255,573
26,520 (a) Golden Matrix Group, Inc 27,316
116,164 Gray Television, Inc 530,869
43,198 (a) Grindr, Inc 598,724
16,920 (a),(b) Ibotta, Inc 545,839
137,008 (a) iHeartMedia, Inc 406,914
55,559 (a) IMAX Corp 1,805,112
97,131 (a) Integral Ad Science Holding Corp 991,708
53,376 John Wiley & Sons, Inc (Class A) 1,967,973
259,024 (a) Lionsgate Studios Corp 1,665,524
51,070 (a) Madison Square Garden Entertainment Corp 2,255,251
177,716 (a) Magnite, Inc 3,177,562
30,233 Marcus Corp 435,355
39,531 (a) MediaAlpha, Inc 504,020
88,073 (a) National CineMedia, Inc 389,283
9,817 (a) Newsmax, Inc 98,170
274,860 (a) Nextdoor Holdings, Inc 535,977
48,949 (a) Nexxen International Ltd 402,361
55,980 (a) Outbrain, Inc 82,850
110,418 (a) Playstudios, Inc 102,689
53,775 (a) Playtika Holding Corp 197,354
54,478 (a) PubMatic, Inc 455,436
69,954 (a) QuinStreet, Inc 1,034,620
28,672 (a) Reservoir Media, Inc 217,907
134,475 (a),(b) Rumble, Inc 922,499
28,060 (b) Scholastic Corp 804,480
32,518 (a) Shutterstock, Inc 813,926
50,103 (a) Sinclair, Inc 684,407
34,974 (a),(b) Sphere Entertainment Co 2,395,020
149,782 (a) Stagwell, Inc 711,465
16,496 (a) Starz Entertainment Corp 173,373
34,289 (a) TechTarget, Inc 188,247
203,612 TEGNA, Inc 4,005,048
47,661 (a) Thryv Holdings, Inc 367,466
8,238 (a),(b) Travelzoo, Inc 69,364
144,854 (a) TripAdvisor, Inc 2,326,355
115,068 (a) TrueCar, Inc 253,150
184,432 (a) Vimeo, Inc 1,438,570
4,890 (a),(b) Vivid Seats, Inc 60,685
22,276 (a),(b) Webtoon Entertainment, Inc 390,498
60,113 (a) WideOpenWest, Inc 308,380
77,786 (a) Yelp, Inc 2,565,382
53,001 (a) Ziff Davis, Inc 1,796,734
85,163 (a) ZipRecruiter, Inc 396,008
TOTAL MEDIA & ENTERTAINMENT 73,233,515
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.9%
137,478 (a) 10X Genomics, Inc 1,875,200
50,474 (a) 4D Molecular Therapeutics, Inc 580,451
7,369 (a),(b) Aardvark Therapeutics, Inc 78,775

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
56,719 (a),(b) Abeona Therapeutics, Inc $ 272,818
165,939 (a),(b) Absci Corp 710,219
157,436 (a) Acadia Pharmaceuticals, Inc 3,573,797
118,020 (a) Aclaris Therapeutics, Inc 297,410
7,554 (a) Actuate Therapeutics, Inc 50,310
188,942 (a) Adaptive Biotechnologies Corp 3,280,033
94,938 (a) ADC Therapeutics S.A. 423,423
294,769 (a) ADMA Biologics, Inc 4,563,024
72,273 (a) Agios Pharmaceuticals, Inc 3,125,085
324,490 (a) Akebia Therapeutics, Inc 717,123
88,402 (a) Akero Therapeutics, Inc 4,791,388
62,944 (a) Aldeyra Therapeutics, Inc 319,126
87,269 (a) Alector, Inc 128,285
206,967 (a) Alkermes plc 6,353,887
170,147 (a),(b) Allogene Therapeutics, Inc 210,982
14,158 (a) Alpha Teknova, Inc 74,330
100,562 (a),(b) Altimmune, Inc 407,276
62,650 (a) Alumis, Inc 297,588
357,210 (a) Amicus Therapeutics, Inc 3,225,606
187,969 (a) Amneal Pharmaceuticals, Inc 2,033,825
46,222 (a) Amphastar Pharmaceuticals, Inc 1,178,661
89,982 (a) Amylyx Pharmaceuticals, Inc 1,253,449
26,611 (a) AnaptysBio, Inc 973,430
108,498 (a),(b) Anavex Life Sciences Corp 864,729
22,929 (a) ANI Pharmaceuticals, Inc 2,077,367
18,321 (a) Anika Therapeutics, Inc 178,630
127,185 (a) Annexon, Inc 401,905
41,436 (a) Apogee Therapeutics, Inc 2,344,863
100,616 (a),(b) Aquestive Therapeutics, Inc 686,201
189,039 (a) Arbutus Biopharma Corp 894,154
43,529 (a) Arcellx, Inc 3,928,492
31,233 (a),(b) Arcturus Therapeutics Holdings, Inc 311,393
89,574 (a) Arcus Biosciences, Inc 1,766,399
133,971 (a) Arcutis Biotherapeutics, Inc 3,390,806
297,612 (a) Ardelyx, Inc 1,803,529
29,913 (a),(b) ArriVent Biopharma, Inc 560,271
152,598 (a) Arrowhead Pharmaceuticals, Inc 6,468,629
71,166 (a),(b) ARS Pharmaceuticals, Inc 637,647
84,375 (a) Arvinas, Inc 855,563
46,632 (a) Astria Therapeutics, Inc 588,962
105,147 (a) Atea Pharmaceuticals, Inc 341,728
112,972 (a),(b) aTyr Pharma, Inc 97,834
48,790 (a),(b) Aura Biosciences, Inc 299,083
147,488 (a) Aurinia Pharmaceuticals, Inc 1,942,417
114,573 (a) Avadel Pharmaceuticals plc 2,164,284
129,469 (a),(b) Avidity Biosciences, Inc 9,043,410
16,703 (a),(b) Avita Medical, Inc 64,641
51,287 (a) Axsome Therapeutics, Inc 6,923,232
121,399 (a),(b) Beam Therapeutics, Inc 3,036,189
18,779 (a),(b) Benitec Biopharma, Inc 307,224
44,437 (a) Bicara Therapeutics, Inc 722,101
30,794 (a) BioAge Labs, Inc 233,111
268,612 (a) BioCryst Pharmaceuticals, Inc 1,966,240
117,503 (a) Biohaven Ltd 2,021,052
47,217 (a) BioLife Solutions, Inc 1,315,938
36,459 (a) Biote Corp 104,637
198,501 (a) Bridgebio Pharma, Inc 12,434,103
5,987 (a) Bright Minds Biosciences, Inc 327,788
53,036 (a) Brooks Automation, Inc 1,601,687
51,207 (a),(b) Candel Therapeutics, Inc 275,494
47,982 (a),(b) Capricor Therapeutics, Inc 312,363
75,661 (a),(b) Cardiff Oncology, Inc 177,803

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
70,757 (a) CareDx, Inc $ 1,061,355
8,491 (a) Catalyst Biosciences, Inc 65,805
146,782 (a) Catalyst Pharmaceuticals, Inc 3,122,053
37,298 (a) Celcuity, Inc 2,877,914
85,045 (a) Celldex Therapeutics, Inc 2,273,253
70,741 (a) CG oncology, Inc 3,060,963
78,524 (a),(c) Chinook Therapeutics, Inc 785
65,012 (a) ChromaDex Corp 490,190
19,564 (a) Cidara Therapeutics, Inc 2,137,171
105,313 (a) Codexis, Inc 249,592
164,423 (a) Cogent Biosciences, Inc 2,680,095
133,750 (a),(b) Coherus Biosciences, Inc 224,700
41,563 (a) Collegium Pharmaceutical, Inc 1,496,268
124,245 (a) Compass Therapeutics, Inc 464,676
89,030 (a),(b) CorMedix, Inc 990,904
68,064 (a) Corvus Pharmaceuticals, Inc 547,235
114,916 (a) Crinetics Pharmaceuticals, Inc 4,998,846
105,459 (a),(b) CRISPR Therapeutics AG. 6,748,321
59,106 (a) CryoPort, Inc 546,139
68,727 (a) Cullinan Oncology, Inc 595,176
152,388 (a) Cytek Biosciences, Inc 594,313
148,275 (a) Cytokinetics, Inc 9,428,807
93,653 (a) Day One Biopharmaceuticals, Inc 696,778
171,970 (a) Denali Therapeutics, Inc 2,799,672
36,533 (a) Design Therapeutics, Inc 244,771
34,347 (a),(b) DiaMedica Therapeutics, Inc 242,490
29,406 (a) Disc Medicine, Inc 2,535,385
136,639 (a) Dynavax Technologies Corp 1,401,916
138,245 (a) Dyne Therapeutics, Inc 3,121,572
85,766 (a) Edgewise Therapeutics, Inc 1,567,802
111,593 (a) Editas Medicine, Inc 343,706
76,292 (a),(b) Eledon Pharmaceuticals, Inc 329,581
70,170 (a) Emergent Biosolutions, Inc 875,722
25,834 (a) Enanta Pharmaceuticals, Inc 283,141
52,923 (a),(b) Enliven Therapeutics, Inc 1,239,457
33,481 (a) Entrada Therapeutics, Inc 232,693
235,428 (a) Erasca, Inc 569,736
244,777 (a),(b) Esperion Thereapeutics, Inc 726,988
33,223 (a),(b) Eton Pharmaceuticals, Inc 598,346
73,480 (a) Evolus, Inc 474,681
76,499 (a) EyePoint Pharmaceuticals, Inc 1,001,372
136,284 (a) Fate Therapeutics, Inc 183,983
24,461 (a),(b) Fennec Pharmaceuticals, Inc 200,580
385,828 (a) Fluidigm Corp 462,994
33,661 (a) Foghorn Therapeutics, Inc 148,445
118,922 (a) Fortrea Holdings, Inc 1,243,924
8,283 (a),(b) Frequency Therapeutics, Inc 338,858
55,020 (a) Fulcrum Therapeutics, Inc 481,425
699,107 (a) Geron Corp 880,875
50,578 (a) Ginkgo Bioworks Holdings, Inc 657,008
246,864 (a) Gossamer Bio, Inc 604,817
39,612 (a),(b) GRAIL, Inc 3,641,531
8,122 (a),(b) Greenwich Lifesciences, Inc 74,804
56,725 (a) Harmony Biosciences Holdings, Inc 1,620,633
39,598 (a),(b) Harrow Health, Inc 1,495,616
198,783 (a),(b) Heron Therapeutics, Inc 230,588
162,890 (a),(b) Humacyte, Inc 272,026
102,360 (a) Ideaya Biosciences, Inc 3,261,190
298,795 (a),(b) ImmunityBio, Inc 717,108
97,447 (a),(b) Immunome, Inc 1,565,973
88,773 (a),(b) Immunovant, Inc 2,190,918
153,108 (a) Indivior plc 4,496,782

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
78,659 (a) Inhibikase Therapeutics, Inc $ 115,629
11,672 (a),(b) Inhibrx Biosciences, Inc 953,136
43,946 (a),(c) Inhibrx, Inc 28,455
16,518 (a),(b) Inmune Bio, Inc 30,228
77,505 (a) Innoviva, Inc 1,410,591
126,299 (a),(b) Intellia Therapeutics, Inc 1,593,893
313,038 (a) Iovance Biotherapeutics, Inc 616,685
42,045 (a) Jade Biosciences, Inc 412,041
51,129 (a) Janux Therapeutics, Inc 1,467,914
15,710 (a),(b) Journey Medical Corp 127,565
50,515 (a),(b) KalVista Pharmaceuticals, Inc 551,119
42,854 (a) Keros Therapeutics, Inc 652,238
40,805 (a) Kodiak Sciences, Inc 739,591
31,502 (a) Krystal Biotech, Inc 6,221,960
98,481 (a) Kura Oncology, Inc 1,011,400
63,796 (a) Kymera Therapeutics, Inc 3,945,145
35,850 (a) Landec Corp 257,762
57,035 (a) Larimar Therapeutics, Inc 221,866
20,598 (a),(b) LENZ Therapeutics, Inc 612,173
31,235 (a) Lexeo Therapeutics, Inc 312,662
24,227 (a) Ligand Pharmaceuticals, Inc (Class B) 4,634,867
81,957 (a),(b) Liquidia Corp 1,996,473
23,577 (a) Madrigal Pharmaceuticals, Inc 9,876,405
20,937 (a),(b) Magenta Therapeutics, Inc 732,376
393,311 (a) MannKind Corp 2,198,608
150,024 (a),(b) Maravai LifeSciences Holdings, Inc 471,075
141,895 (a) MaxCyte, Inc 218,518
24,636 (a) Maze Therapeutics, Inc 810,771
22,143 (a) MBX Biosciences, Inc 486,260
10,799 (a),(b) MediWound Ltd 197,946
52,309 (a),(b) MeiraGTx Holdings plc 474,966
6,237 (a) Mesa Laboratories, Inc 448,378
67,612 (a) Metsera, Inc 4,262,260
156,519 (a) MiMedx Group, Inc 1,197,370
95,458 (a),(b) Mind Medicine MindMed, Inc 1,355,504
49,028 (a) Mineralys Therapeutics, Inc 2,003,284
51,313 (a) Mirum Pharmaceuticals, Inc 3,727,889
4,221 (a) Monopar Therapeutics, Inc 363,681
55,041 (a),(b) Monte Rosa Therapeutics, Inc 707,277
108,676 (a) Myriad Genetics, Inc 873,755
12,391 (a) Neurogene, Inc 424,516
36,626 (a) Nkarta, Inc 77,281
186,391 (a),(b) Novavax, Inc 1,565,684
97,424 (a) Nurix Therapeutics, Inc 1,260,667
54,639 (a) Nuvalent, Inc 5,426,745
323,897 (a),(b) Nuvation Bio, Inc 1,690,742
16,749 (a) Nuvectis Pharma, Inc 112,386
220,741 (a) Ocular Therapeutix, Inc 2,573,840
77,353 (a) Olema Pharmaceuticals, Inc 693,856
73,296 (a),(b) Omeros Corp 537,260
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,229 (a) OmniAb, Inc 195,655
88,799 (a),(b) Organogenesis Holdings, Inc 377,396
73,287 (a) ORIC Pharmaceuticals, Inc 964,457
35,313 (a),(b) Oruka Therapeutics, Inc 994,767
270,184 (a),(b) Pacific Biosciences of California, Inc 632,231
59,431 (a) Pacira BioSciences, Inc 1,270,635
8,905 (a) Palvella Therapeutics, Inc 710,975
65,173 (a),(b) Personalis, Inc 628,268
71,907 (a) Perspective Therapeutics, Inc 196,306
54,842 (a) Phathom Pharmaceuticals, Inc 743,109

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
26,507 Phibro Animal Health Corp $ 1,114,884
26,221 (a) Praxis Precision Medicines, Inc 5,211,686
185,473 (a),(b) Precigen, Inc 767,858
62,864 (a) Prestige Consumer Healthcare, Inc. 3,809,558
95,212 (a),(b) Prime Medicine, Inc 470,347
73,776 (a) Protagonist Therapeutics, Inc 5,800,269
90,188 (a),(b) Protalix BioTherapeutics, Inc 213,746
42,081 (a) Protara Therapeutics, Inc 217,980
56,664 (a) Prothena Corp plc 609,138
98,877 (a) PTC Therapeutics, Inc 6,754,288
55,922 (a) Puma Biotechnology, Inc 285,202
47,125 (a) Quanterix Corp 251,648
183,652 (a) Quantum-Si, Inc 394,852
21,873 (a) Rapport Therapeutics, Inc 632,786
464,395 (a),(b) Recursion Pharmaceuticals, Inc 2,563,460
62,504 (a) REGENXBIO, Inc 798,176
158,457 (a) Relay Therapeutics, Inc 1,131,383
57,614 (a) Replimune Group, Inc 560,584
97,686 (a) Rezolute, Inc 910,434
66,332 (a) Rhythm Pharmaceuticals, Inc 7,545,928
23,053 (a) Rigel Pharmaceuticals, Inc 728,014
99,968 (a) Rocket Pharmaceuticals, Inc 376,879
179,583 (a) Sana Biotechnology, Inc 888,936
152,381 (a) Savara, Inc 632,381
103,929 (a) Scholar Rock Holding Corp 3,078,377
13,477 (a),(b) Selecta Biosciences, Inc 110,107
123,871 (a),(b) SELLAS Life Sciences Group, Inc 225,445
23,961 (a) Septerna, Inc 493,597
49,221 (a) SIGA Technologies, Inc 407,550
16,040 (a) Sionna Therapeutics, Inc 612,888
52,881 (a) Soleno Therapeutics, Inc 3,551,488
72,938 (a) Solid Biosciences, Inc 393,136
64,780 (a),(b) Spyre Therapeutics, Inc 1,584,519
56,733 (a) Stoke Therapeutics, Inc 1,704,259
68,374 (a) Supernus Pharmaceuticals, Inc 3,769,459
106,799 (a) Syndax Pharmaceuticals, Inc 1,463,146
90,788 (a) Tango Therapeutics, Inc 736,291
50,294 (a) Tarsus Pharmaceuticals, Inc 3,460,730
268,705 (a) Taysha Gene Therapies, Inc 1,332,777
14,304 (a),(b) Tectonic Therapeutic, Inc 261,048
91,877 (a) Terns Pharmaceuticals, Inc 758,904
184,971 (a) TG Therapeutics, Inc 6,433,291
50,083 (a) Theravance Biopharma, Inc 734,217
26,824 (a),(c) Third Harmonic Bio, Inc 805
9,839 (a),(b) Tonix Pharmaceuticals Holding Corp 183,202
111,532 (a) Travere Therapeutics, Inc 3,921,465
110,333 (a) Trevi Therapeutics, Inc 1,286,483
20,594 (a) TriSalus Life Sciences, Inc 97,616
33,575 (a),(b) TuHURA Biosciences, Inc 85,616
5,951 (a) Tvardi Therapeutics, Inc 27,672
76,818 (a) Twist Bioscience Corp 2,526,544
27,572 (a),(b) Tyra Biosciences, Inc 436,740
41,208 (a) Upstream Bio, Inc 1,065,227
46,662 (a),(b) UroGen Pharma Ltd 955,171
77,049 (a) Vanda Pharmaceuticals, Inc 335,163
145,503 (a) Vaxcyte, Inc 6,588,376
64,167 (a) Vera Therapeutics, Inc 1,826,193
99,644 (a) Veracyte, Inc 3,595,156
57,429 (a),(b) Verastem, Inc 542,704
65,419 (a) Vericel Corp 2,293,590
121,477 (a) Vir Biotechnology, Inc 724,003
90,227 (a) Viridian Therapeutics, Inc 2,132,064

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
62,291 (a) Voyager Therapeutics, Inc $ 290,899
145,539 (a) WaVe Life Sciences Ltd 1,315,673
87,918 (a) Xencor, Inc 1,293,274
96,666 (a) Xenon Pharmaceuticals, Inc 4,052,239
193,812 (a) Xeris Biopharma Holdings, Inc 1,879,976
12,179 (a),(b) XOMA Corp 401,663
19,909 (a) Zenas Biopharma, Inc 622,156
68,976 (a),(b) Zevra Therapeutics, Inc 702,176
63,721 (a) Zymeworks, Inc 1,216,115
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 396,554,107
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
2,110 (a) American Realty Investors, Inc 33,233
131,809 (a) Anywhere Real Estate, Inc 1,324,680
591,799 (a) Compass, Inc 4,562,770
294,422 (a) Cushman & Wakefield plc 4,622,425
95,338 (a) Douglas Elliman, Inc 235,485
110,322 (b) eXp World Holdings, Inc 1,129,697
24,714 (a) Forestar Group, Inc 642,811
15,111 (a) FRP Holdings, Inc 358,131
153,067 Kennedy-Wilson Holdings, Inc 1,157,187
30,638 (a) Marcus & Millichap, Inc 894,936
9,874 (a) Maui Land & Pineapple Co, Inc 157,984
195,507 (a) Newmark Group, Inc 3,485,890
21,665 (a) Re/Max Holdings, Inc 171,804
128,847 (a) Real Brokerage, Inc 479,311
20,088 (a) RMR Group, Inc 310,761
9,803 (a),(b) Seaport Entertainment Group, Inc 235,958
49,495 St. Joe Co 2,810,326
8,230 (a),(b) Stratus Properties, Inc 154,642
28,670 (a) Tejon Ranch Co 453,559
1,691 (a) Transcontinental Realty Investors, Inc 75,791
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 23,297,381
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
62,942 (a) ACM Research, Inc 2,609,575
36,387 (a) Aehr Test Systems 945,698
12,441 (a) Aeluma, Inc 202,913
30,740 (a) Alpha & Omega Semiconductor Ltd 862,564
51,583 (a) Ambarella, Inc 4,396,419
5,707 (a) Ambiq Micro, Inc 174,406
38,169 (a),(b) Atomera, Inc 120,614
40,914 (a) Axcelis Technologies, Inc 3,255,118
92,462 (a) Blaize Holdings, Inc 361,526
28,763 (a) Ceva, Inc 782,641
16 (a),(c) China Energy Savings Technology, Inc 0
58,392 (a) Cohu, Inc 1,389,146
187,846 (a) Credo Technology Group Holding Ltd 35,243,667
58,277 (a) Diodes, Inc 3,109,661
98,328 (a) Formfactor, Inc 5,403,124
44,437 (a) Ichor Holdings Ltd 1,007,831
32,924 (a) Impinj, Inc 6,655,916
253,056 (a),(b) indie Semiconductor, Inc 1,361,441
194,530 (a),(b) Kopin Corp 673,074
65,446 Kulicke & Soffa Industries, Inc 2,613,259
104,488 (a) MaxLinear, Inc 1,582,993
174,000 (a),(b) Navitas Semiconductor Corp 2,342,040
6,356 (a) NVE Corp 438,882
41,316 (a) PDF Solutions, Inc 1,203,535
64,912 (a) Penguin Solutions, Inc 1,445,590
73,750 (a) Photronics, Inc 1,762,625
71,920 Power Integrations, Inc 3,012,729
136,983 (a) Rambus, Inc 14,087,332
405,394 (a) Rigetti Computing, Inc 17,946,792

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
110,622 (a) Semtech Corp $ 7,506,809
41,075 (a) Silicon Laboratories, Inc 5,384,111
26,882 (a) SiTime Corp 7,786,102
33,022 (a) SkyWater Technology, Inc 577,390
48,791 (a) Synaptics, Inc 3,461,234
58,417 (a) Ultra Clean Holdings 1,601,210
73,250 (a) Veeco Instruments, Inc 2,105,937
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 143,413,904
SOFTWARE & SERVICES - 7.1%
154,489 (a) 8x8, Inc 284,260
91,655 (a) A10 Networks, Inc 1,635,125
133,412 (a) ACI Worldwide, Inc 6,354,414
135,646 Adeia, Inc 2,311,408
32,623 (a) Agilysys, Inc 4,092,882
26,039 (a) Airship AI Holdings, Inc 123,685
60,492 (a) Alarm.com Holdings, Inc 2,977,416
85,909 (a),(b) Alkami Technology, Inc 1,743,094
113,101 (a) Amplitude, Inc 1,136,665
50,015 (a) Appian Corp 1,496,949
271,733 (a),(b) Applied Digital Corp 9,418,266
37,316 (a) Arteris, Inc 507,871
110,108 (a) Asana, Inc 1,547,017
54,535 (a) ASGN, Inc 2,440,987
9,437 (a) AudioEye, Inc 145,047
167,994 (a) AvePoint, Inc 2,363,676
69,535 (a) Backblaze, Inc 716,906
366,765 (a),(b) BigBear.ai Holdings, Inc 2,538,014
92,493 (a) BigCommerce Holdings, Inc 428,243
402,331 (a),(b) Bit Digital, Inc 1,472,531
113,699 (a) Bitdeer Technologies Group 2,524,118
48,681 (a) Blackbaud, Inc 3,117,531
66,488 (a) BlackLine, Inc 3,806,438
272,419 (a) Blend Labs, Inc 901,707
178,833 (a) Box, Inc 5,738,751
99,094 (a) Braze, Inc 2,840,034
157,268 (a),(b) C3.ai, Inc 2,764,771
52,366 (a) Cerence, Inc 561,887
332,087 (a),(b) Cipher Mining, Inc 6,193,423
350,651 (a) Cleanspark, Inc 6,241,588
105,700 Clear Secure, Inc 3,220,679
315,171 (a) Clearwater Analytics Holdings, Inc 5,802,298
56,755 (a) Commvault Systems, Inc 7,901,431
23,272 (a) Consensus Cloud Solutions, Inc 682,335
360,480 (a) Core Scientific, Inc 7,764,739
31,049 (a) CS Disco, Inc 196,230
8,961 (a),(b) CSP, Inc 119,540
20,502 (a),(b) Digimarc Corp 199,484
127,855 (a) Digital Turbine, Inc 797,815
86,335 (a) DigitalOcean Holdings, Inc 3,510,381
41,771 (a) Domo, Inc 572,263
392,009 (a),(b) D-Wave Quantum, Inc 14,527,854
23,331 (a) eGain Corp 336,433
18,955 (a),(b) EverCommerce, Inc 219,688
77,657 (a) Expensify, Inc 126,581
170,842 (a) Fastly, Inc 1,416,280
99,341 (a) Five9, Inc 2,411,999
254,109 (a) Freshworks, Inc 2,820,610
85,624 (a) Grid Dynamics Holdings, Inc 799,728
32,648 (a) Hackett Group, Inc 591,255
118,646 (a),(b) Hut 8 Corp 6,010,606
29,021 (a),(b) I3 Verticals, Inc 892,396
12,925 (a) IBEX Holdings Ltd 483,007

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
18,873 (a) Imergent, Inc $ 122,108
49,632 (a) Information Services Group, Inc 273,472
72,002 (a) Intapp, Inc 2,763,437
32,883 (b) InterDigital, Inc 11,902,331
87,609 (a) Jamf Holding Corp 1,125,776
113,547 (a) Kaltura, Inc 175,998
20,195 (a),(b) Life360, Inc 1,993,448
82,839 (a) LiveRamp Holdings, Inc 2,264,818
471,305 (a),(b) Marathon Digital Holdings, Inc 8,610,742
41,593 (a),(b) Mercurity Fintech Holding, Inc 434,231
59,675 (a) Mitek Systems, Inc 549,607
96,650 (a) N-able, Inc 756,769
180,733 (a) NCR Corp 2,062,164
110,254 (a),(b) NextNav, Inc 1,471,891
42,356 (a) ON24, Inc 233,805
46,851 (a) OneSpan, Inc 534,101
29,212 (a) Ooma, Inc 328,051
58,259 (a) Pagaya Technologies Ltd 1,566,584
112,589 (a) PagerDuty, Inc 1,808,179
50,404 (a),(b) PAR Technology Corp 1,781,277
15,573 (a),(b) Park City Group, Inc 233,751
102,048 (a) Porch Group, Inc 1,535,822
55,498 Progress Software Corp 2,366,435
55,688 (a) PROS Holdings, Inc 1,283,608
78,577 (a) Q2 Holdings, Inc 4,852,916
46,387 (a) Qualys, Inc 5,717,662
90,686 (a) Rackspace Technology, Inc 145,098
81,381 (a) Rapid7, Inc 1,506,362
14,636 (a) Red Violet, Inc 784,929
185,827 (a),(b) Rezolve AI plc 797,198
68,658 (a) Rimini Street, Inc 273,259
442,099 (a) Riot Platforms, Inc 8,744,718
39,468 (a) Sapiens International Corp NV 1,699,097
59,681 (a) SEMrush Holdings, Inc 433,284
7,766 (a),(b) Silvaco Group, Inc 45,742
464,907 (a),(b) SoundHound AI, Inc 8,191,661
11,953 (a) SoundThinking, Inc 111,761
142,981 (a) Sprinklr, Inc 1,103,813
65,477 (a) Sprout Social, Inc 672,449
48,470 (a) SPS Commerce, Inc 3,986,173
14,058 (a) Synchronoss Technologies, Inc 73,734
67,702 (a) Telos Corp 464,436
155,176 (a) Tenable Holdings, Inc 4,503,208
359,787 (a),(b) Terawulf, Inc 5,576,698
23,720 (a),(b) TSS, Inc 480,567
10,937 (a),(b) Tucows, Inc 209,553
80,099 (a) Unisys Corp 285,953
140,099 (a) Varonis Systems, Inc 4,935,688
75,485 (a) Verint Systems, Inc 1,530,836
84,446 (a) Vertex, Inc 1,933,813
17,360 (a) Viant Technology, Inc 154,157
74,837 (a),(b) VTEX 336,018
75,792 (a) Weave Communications, Inc 561,619
111,832 (a) WM Technology, Inc 117,424
64,108 (a) Workiva, Inc 5,449,821
46,596 (a) Xperi, Inc 313,125
132,185 (a) Yext, Inc 1,119,607
235,396 (a) Zeta Global Holdings Corp 4,234,774
TOTAL SOFTWARE & SERVICES 257,353,894
TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
30,205 (a),(b) 908 Devices, Inc 241,036
96,574 (a) ADTRAN Holdings, Inc 1,006,301

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
47,892 (a) Advanced Energy Industries, Inc $ 9,709,145
39,809 (a),(b) Aeva Technologies, Inc 650,479
69,852 (a),(b) Applied Optoelectronics, Inc 2,483,937
125,193 (a) Arlo Technologies, Inc 2,421,233
15,093 (a) Aviat Networks, Inc 376,721
37,673 Badger Meter, Inc 6,798,093
2,347 (a) Bel Fuse, Inc 320,905
13,235 (a) Bel Fuse, Inc (Class B) 2,038,058
50,320 Belden CDT, Inc 6,131,492
46,341 Benchmark Electronics, Inc 2,030,663
3,523 (a) BK Technologies Corp 263,203
74,857 (a) Calix, Inc 5,121,716
15,242 (a) Clearfield, Inc 538,043
4,891 (a) Climb Global Solutions, Inc 543,292
269,286 (a) CommScope Holding Co, Inc 4,658,648
53,497 (a) CompoSecure, Inc 1,062,450
60,480 (a) Corsair Gaming, Inc 492,912
5,715 (a) CPI Card Group, Inc 89,383
38,363 CTS Corp 1,592,448
48,846 (a) Daktronics, Inc 917,816
31,945 (a) Diebold Nixdorf, Inc 1,889,547
46,873 (a) Digi International, Inc 1,719,302
74,749 (a) Eastman Kodak Co 473,909
33,679 (a) ePlus, Inc 2,463,956
141,516 (a) Evolv Technologies Holdings, Inc 1,095,334
167,802 (a) Extreme Networks, Inc 3,191,594
45,866 (a) Fabrinet 20,207,184
8,537 (a),(b) Frequency Electronics, Inc 313,479
140,297 (a) Harmonic, Inc 1,501,178
32,862 (a) Immersion Corp 219,847
16,169 (a) Inseego Corp 269,052
36,384 (a) Insight Enterprises, Inc 3,638,400
350,849 (a) IonQ, Inc 21,885,961
57,659 (a) Itron, Inc 5,784,928
31,385 (a) Kimball Electronics, Inc 912,519
109,754 (a) Knowles Corp 2,591,292
44,579 (a) Methode Electronics, Inc 300,017
318,987 (a),(b) MicroVision, Inc 373,215
298,213 (a) Mirion Technologies, Inc 8,758,516
3,181 (a) M-Tron Industries, Inc 175,337
43,381 (a) Napco Security Technologies, Inc 1,915,271
13,633 (a),(b) Neonode, Inc 41,444
35,963 (a) Netgear, Inc 1,248,635
87,993 (a) Netscout Systems, Inc 2,446,205
59,828 (a) nLight, Inc 1,974,922
45,947 (a) Novanta, Inc 5,835,728
20,370 (a) OSI Systems, Inc 5,672,230
64,384 (a) Ouster, Inc 2,147,850
13,508 (a) PC Connection, Inc 823,583
34,087 (a) Plexus Corp 4,768,771
162,041 (a) Powerfleet, Inc 826,409
170,226 (a) Quantum Computing, Inc 2,844,476
108,184 (a),(b) Red Cat Holdings, Inc 1,217,070
114,929 (a) Ribbon Communications, Inc 386,161
15,463 (a) Richardson Electronics Ltd 166,691
23,700 (a) Rogers Corp 2,074,698
66,377 (a) Sanmina Corp 9,096,968
28,283 (a) Scansource, Inc 1,213,482
127,837 (a) TTM Technologies, Inc 8,590,646
17,287 (a) Turtle Beach Corp 292,150
149,427 (a) Viasat, Inc 5,950,183
281,141 (a) Viavi Solutions, Inc 4,976,196

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
157,975 Vishay Intertechnology, Inc $ 2,682,416
16,057 (a) Vishay Precision Group, Inc 601,495
83,642 (a),(b) Vuzix Corp 280,201
148,345 (b) Xerox Holdings Corp 492,505
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 195,818,927
TELECOMMUNICATION SERVICES - 0.8%
13,495 (a) Anterix, Inc 272,869
14,813 (a) ATN International, Inc 215,233
31,861 (a) Bandwidth, Inc 514,555
58,412 Cogent Communications Group, Inc 2,409,495
63,397 (a),(b) Globalstar, Inc 3,449,431
97,350 (a) Gogo, Inc 885,885
21,031 (a) IDT Corp 1,065,430
34,453 (a) Liberty Latin America Ltd (Class A) 268,733
165,804 (a) Liberty Latin America Ltd (Class C) 1,311,510
1,204,688 (a) Lumen Technologies, Inc 12,384,193
65,737 (a) Shenandoah Telecom Co 809,880
24,019 Spok Holdings, Inc 343,231
126,691 Telephone and Data Systems, Inc 4,918,145
179,231 Uniti Group, Inc 1,032,370
TOTAL TELECOMMUNICATION SERVICES 29,880,960
TRANSPORTATION - 1.1%
18,838 (a) Allegiant Travel Co 1,171,347
30,008 ArcBest Corp 2,230,195
76,928 (a) Blade Air Mobility, Inc 386,948
12,052 (a) Costamare Bulkers Holdings Ltd 155,953
57,390 Costamare, Inc 701,306
21,181 (a) Covenant Logistics Group, Inc 427,221
26,755 (a) Forward Air Corp 503,262
111,023 (a),(b) Frontier Group Holdings, Inc 428,549
134,966 (a) FTAI Infrastructure, Inc 720,718
43,381 (a) Genco Shipping & Trading Ltd 739,212
63,458 (a) Heartland Express, Inc 494,972
149,343 (a),(b) Hertz Global Holdings, Inc 766,130
38,844 (a),(b) Himalaya Shipping Ltd 304,537
75,622 (a) Hub Group, Inc (Class A) 2,785,158
418,283 (a) JetBlue Airways Corp 1,756,789
585,781 (a),(b) Joby Aviation, Inc 10,157,442
69,331 (a) Marten Transport Ltd 710,643
41,402 (a) Matson, Inc 4,179,532
8,979 (a) PAM Transportation Services, Inc 90,418
37,401 (a) Pangaea Logistics Solutions Ltd 185,135
27,416 (a) Proficient Auto Logistics, Inc 205,072
35,028 (a) Radiant Logistics, Inc 211,919
206,454 (a) RXO, Inc 3,660,429
66,058 (a),(b) Safe Bulkers, Inc 309,812
27,644 (a),(b) Sky Harbour Group Corp 273,123
51,596 (a) Skywest, Inc 5,184,366
66,691 (a) Sun Country Airlines Holdings, Inc 818,965
9,065 (a),(b) Universal Truckload Services, Inc 146,672
73,719 (a) Werner Enterprises, Inc 1,931,438
TOTAL TRANSPORTATION 41,637,263
UTILITIES - 3.3%
74,103 (a) Allete, Inc 4,989,355
48,589 (a) American States Water Co 3,464,882
101,664 (a) Avista Corp 3,868,315
91,632 Black Hills Corp 5,812,218
152,952 (a) Brookfield Infrastructure Corp 6,930,255
68,485 (a),(b) Cadiz, Inc 362,970
75,093 (a) California Water Service Group 3,332,627
28,787 Chesapeake Utilities Corp 3,664,009
20,522 (a) Consolidated Water Co, Inc 697,953

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
27,647 (a) Genie Energy Ltd $ 416,087
17,733 (a) Global Water Resources, Inc 175,911
40,460 (a) Hallador Energy Co 875,150
219,068 (a) Hawaiian Electric Industries, Inc 2,545,570
46,714 MGE Energy, Inc 3,871,189
23,050 (a) Middlesex Water Co 1,324,684
83,866 (a) Montauk Renewables, Inc 170,248
128,802 New Jersey Resources Corp 5,705,929
51,242 (a) Northwest Natural Holding Co 2,333,048
78,368 (a) NorthWestern Corp 4,676,219
137,943 (a),(b) Oklo, Inc 18,314,692
76,326 ONE Gas, Inc 6,120,582
77,664 Ormat Technologies, Inc 8,261,120
49,071 Otter Tail Corp 3,789,263
121,886 PNM Resources, Inc 6,923,125
139,481 Portland General Electric Co 6,371,492
25,021 (a) Pure Cycle Corp 275,481
10,847 (a) RGC Resources, Inc 224,641
40,045 (a) SJW Corp 1,852,081
81,867 Southwest Gas Holdings Inc 6,508,427
73,887 Spire, Inc 6,383,837
20,317 (a) Unitil Corp 990,454
16,485 (a) York Water Co 512,189
TOTAL UTILITIES 121,744,003
TOTAL COMMON STOCKS
(Cost $2,246,331,806) 3,644,460,781
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
37,494 (c) AstraZeneca plc 02/20/29 11,623
20,265 (c) Chinook Therapeutics, Inc 01/02/30 203
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 28,753
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,140
TOTAL RIGHTS/WARRANTS
(Cost $37,314) 41,140
TOTAL LONG-TERM INVESTMENTS
(Cost $2,246,369,120) 3,644,501,921
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.2%
116,553,333 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(e) 116,553,333
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $116,553,333) 116,553,333
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.2%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000 12/23/25 4,972,028
TOTAL GOVERNMENT AGENCY DEBT 4,972,028
REPURCHASE AGREEMENT - 0.2%
8,311,000 (f) Fixed Income Clearing Corporation 4 .150 11/03/25 8,311,000
TOTAL REPURCHASE AGREEMENT 8,311,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,282,689) 13,283,028
TOTAL INVESTMENTS - 103.3%
(Cost $2,376,205,142) 3,774,338,282
OTHER ASSETS & LIABILITIES, NET - (3.3)% (118,832,572)
NET ASSETS - 100.0% $ 3,655,505,710

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
Investments in Derivatives
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $251,300,828.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $8,313,874 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
2.125% and maturity date 4/15/29, valued at $8,477,271.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 100 12/19/25  $ 12,408,611 $ 12,449,500 $ 40,889

Portfolios of Investments October 31, 2025
Emerging Markets Equity Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
BRAZIL - 4.1%
4,056,597 (a) Ambev S.A. $ 9,583,611
4,594,146 B3 SA-Brasil Bolsa Balcao 10,810,860
1,393,028 (a) Banco Bradesco S.A. 4,005,640
4,659,904 (a) Banco Bradesco S.A. (Preference) 15,729,488
1,037,400 (a) Banco BTG Pactual S.A. - Unit 9,413,818
1,437,666 Banco do Brasil S.A. 5,852,264
626,248 (a) BB Seguridade Participacoes S.A. 3,823,873
557,800 (a) Caixa Seguridade Participacoes S 1,552,108
1,066,145 (a) Centrais Eletricas Brasileiras S.A. 11,042,036
199,692 (a) Centrais Eletricas Brasileiras S.A. 2,204,427
417,158 (a) Cia de Saneamento Basico do Estado de Sao Paulo 10,222,017
1,452,575 (a) Cia Energetica de Minas Gerais 3,061,776
878,200 (a) Cia Paranaense de Energia 2,272,241
171,980 (a) CPFL Energia S.A. 1,329,820
616,300 (a) Embraer S.A. 9,965,137
237,052 (a) Energisa S.A. 2,283,740
692,200 (a) Eneva S.A. 2,355,818
154,725 Engie Brasil Energia S.A. 1,150,382
1,036,922 (a) Equatorial Energia S.A. 7,063,856
1,178,919 Gerdau S.A. (Preference) 4,150,359
5,165,186 (a) Investimentos Itau S.A. - PR 11,184,940
4,679,918 Itau Unibanco Holding S.A. 34,308,119
702,236 Klabin S.A. 2,354,731
787,549 (a) Localiza Rent A Car 5,773,461
373,646 (a) Marfrig Global Foods S.A. 1,241,099
903,642 (a) Motiva Infraestrutura de Mobilidade S.A. 2,667,280
2,954,918 (a) NU Holdings Ltd 47,603,729
729,085 (a) Petro Rio S.A. 4,882,747
3,219,478 (a) Petroleo Brasileiro S.A. 18,856,263
4,014,125 Petroleo Brasileiro S.A. (Preference) 22,197,273
175,900 (a) Porto Seguro S.A. 1,571,017
1,091,495 Raia Drogasil S.A. 4,057,640
713,188 (a),(b) Rede D'Or Sao Luiz S.A. 5,745,326
1,088,527 Rumo S.A. 3,221,099
607,987 (a) Suzano SA 5,525,048
708,000 (a) Telefonica Brasil S.A. 4,216,456
722,100 (a) TIM S.A. 3,260,218
479,900 TOTVS S.A. 3,957,874
622,660 Ultrapar Participacoes S.A. 2,477,932
3,162,942 Vale S.A. 38,367,196
915,927 (a) Vibra Energia S.A. 4,051,908
1,473,634 (a) WEG S.A. 11,531,704
315,056 (a) XP, Inc 5,740,320
TOTAL BRAZIL 362,666,651
CHILE - 0.5%
40,261,926 (a) Banco de Chile 7,065,647
73,811 (a) Banco de Credito e Inversiones 3,788,075
56,447,502 (a) Banco Santander Chile S.A. 4,078,508
1,152,948 Cencosud S.A. 3,575,478
878,774 (a) Empresas CMPC S.A. 1,269,096
317,779 Empresas COPEC S.A. 2,270,081
27,050,157 (a) Enel Chile S.A. 2,066,321
18,656,126 (a) Enersis S.A. 1,763,775
276,682,376 (a) Lan Airlines S.A. 6,288,079
546,782 (a) SACI Falabella 3,431,346

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHILE (continued)
123,360 Sociedad Quimica y Minera de Chile S.A. (Class B) $ 6,001,965
TOTAL CHILE 41,598,371
CHINA - 28.8%
75,500 (a) 360 Finance, Inc (ADR) 1,823,325
351,500 (a) 360 Security Technology, Inc 591,579
125,000 (a) 37 Interactive Entertainment Network Technology Group Co Ltd 364,964
1,578,000 (a),(b) 3SBio, Inc 6,278,310
670,500 (a) AAC Technologies Holdings, Inc 3,446,633
45,400 (a) Accelink Technologies Co Ltd 401,167
11,685 (a) ACM Research Shanghai, Inc 291,547
34,602 (a) Advanced Micro-Fabrication Equipment, Inc China 1,359,416
135,300 (a) AECC Aviation Power Co Ltd 743,356
24,280,043 Agricultural Bank of China Ltd 18,522,687
4,458,700 Agricultural Bank of China Ltd (Class A) 4,989,351
556,970 Aier Eye Hospital Group Co Ltd 958,484
742,490 (a) Air China Ltd 821,054
116,530 (a) Airtac International Group 3,437,048
551,000 (a),(b) Akeso, Inc 8,023,048
14,962,377 Alibaba Group Holding Ltd 318,380,474
5,044,284 (a),(c) Alibaba Health Information Technology Ltd 3,762,461
3,194,000 (a) Aluminum Corp of China Ltd 4,061,229
785,700 (a) Aluminum Corp of China Ltd (Class A) 1,102,304
16,465 (a) Amlogic Shanghai Co Ltd 199,009
37,600 (a) Angel Yeast Co Ltd 205,204
1,038,782 (a) Anhui Conch Cement Co Ltd 3,097,090
206,200 (a) Anhui Conch Cement Co Ltd (Class A) 672,297
101,358 (a) Anhui Gujing Distillery Co Ltd 1,281,372
20,900 (a) Anhui Gujing Distillery Co Ltd (Class A) 473,157
119,100 (a) Anhui Jianghuai Automobile Group Corp Ltd 854,787
23,660 (a) Anker Innovations Technology Co Ltd 389,116
1,108,086 (a) Anta Sports Products Ltd 11,566,344
7,550 (a) APT Medical, Inc 293,052
53,400 Autohome, Inc (ADR) 1,345,680
130,200 (a) Avary Holding Shenzhen Co Ltd 959,724
2,499,861 (a) AviChina Industry & Technology Co Ltd 1,273,416
14,700 (a) AVICOPTER plc 74,483
252,500 (a) BAIC BluePark New Energy Technology Co Ltd 296,399
1,933,812 (a) Baidu, Inc 29,270,619
1,235,616 (a) Bank of Beijing Co Ltd 970,997
72,686 (a) Bank of Changsha Co Ltd 97,817
247,205 (a) Bank of Chengdu Co Ltd 584,303
2,384,843 (a) Bank of China Ltd - A 1,881,574
62,369,425 Bank of China Ltd - H 35,316,270
2,664,000 (a) Bank of Communications Co Ltd - A 2,690,786
7,710,934 (a) Bank of Communications Co Ltd - H 6,849,623
307,700 (a) Bank of Hangzhou Co Ltd 679,125
995,110 (a) Bank of Jiangsu Co Ltd 1,508,039
592,000 (a) Bank of Nanjing Co Ltd 941,255
342,168 (a) Bank of Ningbo Co Ltd 1,363,858
731,809 (a) Bank of Shanghai Co Ltd 976,308
103,200 (a) Bank of Suzhou Co Ltd 119,975
1,082,200 (a) Baoshan Iron & Steel Co Ltd 1,121,642
32,600 (a) Beijing Compass Technology Development Co Ltd 662,606
157,500 (a) Beijing Enlight Media Co Ltd 375,422
451,500 (a) Beijing Enterprises Holdings Ltd 1,981,126
3,803,583 (a) Beijing Enterprises Water Group Ltd 1,222,509
24,376 (a) Beijing Kingsoft Office Software, Inc 1,230,200
79,600 (a) Beijing New Building Materials plc 265,980
12,761 (a) Beijing Roborock Technology Co Ltd 293,026
97,320 (a) Beijing Tiantan Biological Products Corp Ltd 252,044
70,200 Beijing Tongrentang Co Ltd 334,346
54,698 (a) Beijing Wantai Biological Pharmacy Enterprise Co Ltd 433,860

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
79,300 (a) Beijing Yanjing Brewery Co Ltd $ 131,058
2,700,800 (a) Beijing-Shanghai High Speed Railway Co Ltd 1,969,463
738,026 (a) BeOne Medicines Ltd 17,743,843
8,583 (a) Bestechnic Shanghai Co Ltd 296,842
33,720 (a) Bethel Automotive Safety Systems Co Ltd 238,039
202,807 (a) Bilibili, Inc 6,125,376
185,500 (a),(b) BOC Aviation Ltd 1,626,035
162,200 (a) BOC International China Co Ltd 320,711
2,261,500 (a) BOE Technology Group Co Ltd 1,290,911
4,390,000 (a) Bosideng International Holdings Ltd 2,686,301
295,200 BYD Co Ltd 4,186,179
3,207,610 BYD Co Ltd (H shares) 41,442,269
672,000 (a) BYD Electronic International Co Ltd 3,154,788
789,575 (a) C&D International Investment Group Ltd 1,621,749
383,350 (a) Caitong Securities Co Ltd 463,505
21,737 (a) Cambricon Technologies Corp Ltd 4,201,205
103,900 (a) Capital Securities Co Ltd 303,778
1,160,800 (a) CCOOP Group Co Ltd 437,384
9,334,000 (a),(b) CGN Power Co Ltd 3,698,052
1,091,100 (a) CGN Power Co Ltd 604,322
22,500 (a) Changchun High & New Technology Industry Group, Inc 355,169
269,545 (a) Changjiang Securities Co Ltd 334,270
11,100 (a) Changzhou Xingyu Automotive Lighting Systems Co Ltd 202,426
127,100 (a) Chaozhou Three-Circle Group Co Ltd 887,104
60,800 (a) Chifeng Jilong Gold Mining Co Ltd 253,520
7,208,530 (a) China Citic Bank 6,877,700
666,600 (a) China CITIC Bank Corp Ltd 725,831
1,616,000 (a),(c) China Coal Energy Co 2,276,368
2,354,000 (a) China Communications Services Corp Ltd 1,410,784
987,700 China Construction Bank Corp - A 1,268,446
83,844,641 China Construction Bank Corp - H 83,009,620
416,700 (a) China CSSC Holdings Ltd 2,104,874
880,200 (a) China Eastern Airlines Corp Ltd 594,235
1,330,900 (a) China Energy Engineering Corp Ltd 450,892
2,820,000 (a) China Everbright Bank Co Ltd - A 1,324,088
2,906,000 (a) China Everbright Bank Co Ltd - H 1,192,178
3,307,000 (a),(b) China Feihe Ltd 1,764,984
2,998,745 (a) China Galaxy Securities Co Ltd 4,314,003
410,100 (a) China Galaxy Securities Co Ltd (Class A) 1,013,651
2,369,868 (a) China Gas Holdings Ltd 2,437,517
213,400 (a) China Great Wall Securities Co Ltd 331,795
165,300 (a) China Greatwall Technology Group Co Ltd 393,340
2,450,500 (a) China Hongqiao Group Ltd 9,304,042
12,838,000 (a),(b) China Huarong Asset Management Co Ltd 1,701,893
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,870
1,274,824 (a) China Insurance International Holdings Co Ltd 2,899,798
1,382,206 (a),(b) China International Capital Corp Ltd 3,760,356
178,600 (a) China International Capital Corp Ltd 925,435
182,544 China Jushi Co Ltd 420,550
6,525,880 (a) China Life Insurance Co Ltd 20,579,301
156,500 (a) China Life Insurance Co Ltd (Class A) 967,738
348,000 (a),(b),(c) China Literature Ltd 1,874,744
2,257,341 (a) China Longyuan Power Group Corp Ltd 2,090,538
2,793,000 (a) China Mengniu Dairy Co Ltd 5,082,564
3,422,368 China Merchants Bank Co Ltd 21,453,225
1,089,595 China Merchants Bank Co Ltd (Class A) 6,267,497
323,300 (a) China Merchants Energy Shipping Co Ltd 419,940
347,700 (a) China Merchants Expressway Network & Technology Holdings Co Ltd 501,504
1,066,894 (a) China Merchants Holdings International Co Ltd 2,064,987
351,020 (a) China Merchants Securities Co Ltd 855,283
437,000 (a) China Merchants Shekou Industrial Zone Holdings Co Ltd 580,405
2,177,258 China Minsheng Banking Corp Ltd - A 1,196,679

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
6,035,514 (a) China Minsheng Banking Corp Ltd - H $ 3,092,079
3,270,000 (a) China Molybdenum Co Ltd 7,079,410
918,300 (a) China Molybdenum Co Ltd (Class A) 2,202,032
3,271,254 (a) China National Building Material Co Ltd 2,318,199
256,700 (a) China National Chemical Engineering Co Ltd 278,962
979,900 (a) China National Nuclear Power Co Ltd 1,236,917
45,600 (a) China National Software & Service Co Ltd 335,191
188,600 (a) China Northern Rare Earth Group High-Tech Co Ltd 1,347,143
1,648,773 (a) China Oilfield Services Ltd 1,609,617
3,230,794 (a) China Overseas Land & Investment Ltd 5,421,899
358,500 (a) China Pacific Insurance Group Co Ltd - A 1,789,177
2,282,619 (a) China Pacific Insurance Group Co Ltd - H 9,253,854
1,764,800 (a) China Petroleum & Chemical Corp 1,357,531
20,044,000 (a) China Petroleum & Chemical Corp 10,661,487
3,369,000 (a),(c) China Power International Development Ltd 1,452,369
1,165,611 (a) China Railway Group Ltd - A 920,895
3,970,000 (a) China Railway Group Ltd - H 2,013,895
365,184 (a) China Railway Signal & Communication Corp Ltd 272,540
44,000 (a) China Rare Earth Resources And Technology Co Ltd 326,013
1,439,071 (a) China Resources Beer Holdings Company Ltd 4,922,383
784,600 (a) China Resources Gas Group Ltd 2,157,510
2,817,055 (a) China Resources Land Ltd 10,177,842
73,708 (a) China Resources Microelectronics Ltd 525,833
616,807 (a),(b) China Resources Mixc Lifestyle Services Ltd 3,227,207
1,860,346 (a),(b) China Resources Pharmaceutical Group Ltd 1,192,193
1,799,372 (a) China Resources Power Holdings Co 4,302,837
83,527 (a) China Resources Sanjiu Medical & Pharmaceutical Co Ltd 338,596
7,638,904 (a),(c) China Ruyi Holdings Ltd 2,723,072
346,600 (a) China Shenhua Energy Co Ltd - A 2,071,142
2,961,000 (a) China Shenhua Energy Co Ltd - H 15,418,467
758,200 (a) China Southern Airlines Co Ltd (Class A) 711,122
2,240,710 (a) China State Construction Engineering Corp Ltd 1,710,424
1,198,000 (a) China State Construction International Holdings Ltd 1,362,797
1,369,000 (a) China Three Gorges Renewables Group Co Ltd 817,852
111,600 China Tourism Group Duty Free Corp Ltd 1,193,817
3,895,877 (a),(b) China Tower Corp Ltd 5,628,165
1,731,500 (a) China United Network Communications Ltd 1,320,197
2,173,400 (a),(c) China Vanke Co Ltd 1,231,319
588,700 (a) China Vanke Co Ltd (Class A) 519,054
323,200 (a) China XD Electric Co Ltd 362,309
1,291,900 China Yangtze Power Co Ltd 5,103,917
934,215 (a) China Zheshang Bank Co Ltd 392,682
424,266 (a) Chongqing Changan Automobile Co Ltd 739,036
2,024,000 (a) Chongqing Rural Commercial Bank 1,664,407
620,452 (a) Chongqing Rural Commercial Bank Co Ltd 603,583
95,500 Chongqing Zhifei Biological Products Co Ltd 276,337
1,715,633 (c) Chow Tai Fook Jewellery Group Ltd 3,357,875
3,550,738 (a) Citic Pacific Ltd 5,488,128
117,100 (a) Citic Pacific Special Steel Group Co Ltd 240,192
1,368,232 CITIC Securities Co Ltd 5,208,979
643,480 CITIC Securities Co Ltd (Class A) 2,659,702
78,950 (a),(b) Cloud Music, Inc 2,451,486
38,080 (a) CNGR Advanced Material Co Ltd 246,413
428,500 (a) CNPC Capital Co Ltd 629,369
3,600,000 (a) Cnpc Hong Kong Ltd 3,309,068
231,780 Contemporary Amperex Technology Co Ltd 12,672,583
60,100 (a),(c) Contemporary Amperex Technology Co Ltd 4,300,876
163,700 COSCO SHIPPING Energy Transportation Co Ltd 309,429
628,010 (a) COSCO SHIPPING Holdings Co Ltd - A 1,325,022
2,239,800 (a),(c) COSCO SHIPPING Holdings Co Ltd - H 3,884,331
3,849,000 (a) CRRC Corp Ltd 2,920,684
1,309,600 (a) CRRC Corp Ltd (Class A) 1,410,489

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
275,200 (a) CSC Financial Co Ltd $ 1,013,543
234,018 (a) CSI Solar Co Ltd 509,759
76,200 (a) CSPC Innovation Pharmaceutical Co Ltd 379,363
6,999,489 (a) CSPC Pharmaceutical Group Ltd 6,894,443
1,044,700 (a) Daqin Railway Co Ltd 841,482
324,600 (a) Datang International Power Generation Co Ltd 166,082
31,500 (a) Dong-E-E-Jiao Co Ltd 210,188
145,100 (a) Dongfang Electric Corp Ltd 425,427
170,400 (a) Dongxing Securities Co Ltd 303,460
811,885 (a) East Money Information Co Ltd 2,912,522
27,877 (a) Eastroc Beverage Group Co Ltd 1,097,078
29,300 (a) Ecovacs Robotics Co Ltd 368,408
25,200 (a) Empyrean Technology Co Ltd 428,790
693,928 ENN Energy Holdings Ltd 6,046,381
115,700 (a) ENN Natural Gas Co Ltd 317,494
53,040 (a) Eoptolink Technology, Inc Ltd 2,548,419
99,961 (a) Eve Energy Co Ltd 1,169,074
182,800 (a) Everbright Securities Co Ltd 478,215
1,046,551 (a) Everdisplay Optronics Shanghai Co Ltd 400,105
1,740,000 (a) Far East Horizon Ltd 1,562,978
95,600 (a) Flat Glass Group Co Ltd 248,898
845,140 (a) Focus Media Information Technology Co Ltd 919,880
267,764 (a) Foshan Haitian Flavouring & Food Co Ltd 1,435,062
2,145,452 (a) Fosun International 1,360,941
365,800 (a) Founder Securities Co Ltd 423,300
682,100 (a) Foxconn Industrial Internet Co Ltd 6,878,702
115,200 (a) Fuyao Glass Industry Group Co Ltd - A 1,093,125
528,498 (a),(b) Fuyao Glass Industry Group Co Ltd - H 4,706,448
120,822 (a) GalaxyCore, Inc 271,149
79,940 (a) Ganfeng Lithium Group Co Ltd 775,961
20,354,795 (a),(c) GCL Technology Holdings Ltd 3,558,212
1,118,283 (a) GD Power Development Co Ltd 831,630
888,900 (a) GDS Holdings Ltd 3,960,453
5,256,828 (a) Geely Automobile Holdings Ltd 12,470,823
268,600 (a) GEM Co Ltd 321,472
1,070,000 (a),(c) Genscript Biotech Corp 2,220,937
293,100 (a) GF Securities Co Ltd (Class A) 930,682
340,000 (a),(b),(c) Giant Biogene Holding Co ltd 1,629,375
105,300 (a) Giant Network Group Co Ltd 519,434
34,468 (a) GigaDevice Semiconductor, Inc 1,066,201
179,000 (a) GoerTek, Inc 825,472
47,908 (a) Gongniu Group Co Ltd 294,152
90,500 (a) Gotion High-tech Co Ltd 579,430
1,995,266 Great Wall Motor Co Ltd 3,884,973
131,400 Great Wall Motor Co Ltd 420,958
160,900 (a) Gree Electric Appliances, Inc of Zhuhai 899,701
143,700 (a) GRG Banking Equipment Co Ltd 259,559
83,900 (a) Guangdong Haid Group Co Ltd 688,689
2,682,000 (a) Guangdong Investments Ltd 2,547,853
363,187 (a) Guanghui Energy Co Ltd 269,053
222,800 (a) Guangzhou Automobile Group Co Ltd 245,334
74,100 (a) Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 274,436
212,700 (a) Guangzhou Haige Communications Group, Inc Co 350,144
86,600 (a) Guangzhou Tinci Materials Technology Co Ltd 485,383
275,300 (a) Guolian Securities Co Ltd 426,126
280,600 (a) Guosen Securities Co Ltd 554,039
752,860 (a) Guotai Junan Securities Co Ltd 2,052,308
1,656,696 (a),(b) Guotai Junan Securities Co Ltd (Hong Kong) 3,174,443
339,630 (a) Guoyuan Securities Co Ltd 418,408
1,407,000 (a),(b),(c) Haidilao International Holding Ltd 2,318,610
2,148,400 Haier Smart Home Co Ltd 6,986,347
339,100 (a) Haier Smart Home Co Ltd 1,278,711

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
2,100,900 (a) Hainan Airlines Holding Co Ltd $ 522,895
650,200 (a) Hainan Airport Infrastructure Co Ltd 451,134
50,100 (a) Haisco Pharmaceutical Group Co Ltd 399,151
527,000 (a) Haitian International Holdings Ltd 1,440,047
111,790 (a) Hangzhou First Applied Material Co Ltd 246,746
46,500 (a) Hangzhou Silan Microelectronics Co Ltd 208,251
16,400 (a) Hangzhou Tigermed Consulting Co Ltd - A 137,982
1,018,000 (a),(b) Hansoh Pharmaceutical Group Co Ltd 4,673,336
123,100 (a) Henan Shenhuo Coal & Power Co Ltd 427,690
164,970 (a) Henan Shuanghui Investment & Development Co Ltd 596,947
537,500 (a) Hengan International Group Co Ltd 1,882,479
370,520 (a) Hengli Petrochemical Co Ltd 935,175
127,300 (a) Hengtong Optic-electric Co Ltd 400,189
27,300 (a) Hithink RoyalFlush Information Network Co Ltd 1,392,303
297,100 (a) HLA Corp Ltd 258,584
4,389,600 (a) Horizon Robotics, Inc 4,971,267
41,000 (a) Hoshine Silicon Industry Co Ltd 285,848
628,051 (a),(b),(c) Hua Hong Semiconductor Ltd 6,437,640
555,400 (a) Huadian Power International Corp Ltd (Class A) 422,533
97,400 (a) Huadong Medicine Co Ltd 568,804
146,400 (a) Huafon Chemical Co Ltd 184,665
46,200 (a) Huagong Tech Co Ltd 518,402
120,900 (a) Huaibei Mining Holdings Co Ltd 225,681
105,520 (a) Hualan Biological Engineering, Inc 239,126
380,000 (a) Huaneng Power International, Inc - A 434,380
3,895,110 (a) Huaneng Power International, Inc - H 3,217,791
44,000 (a) Huaqin Technology Co Ltd 628,071
1,148,200 (a),(b),(c) Huatai Securities Co Ltd 2,886,674
392,100 Huatai Securities Co Ltd (Class A) 1,198,059
692,419 (a) Huaxia Bank Co Ltd 662,886
134,473 (a) Huayu Automotive Systems Co Ltd 386,180
174,506 Huazhu Group Ltd (ADR) 6,735,932
36,300 (a) Huizhou Desay Sv Automotive Co Ltd 605,618
93,600 (a) Humanwell Healthcare Group Co Ltd 277,998
389,400 (a) Hunan Valin Steel Co Ltd 316,018
98,096 (a) Hundsun Technologies, Inc 433,966
15,697 (a) Hwatsing Technology Co Ltd 302,972
122,401 (a) Hygon Information Technology Co Ltd 3,947,036
121,200 (a) Iflytek Co Ltd 947,738
15,260 (a) Imeik Technology Development Co Ltd 343,214
3,216,505 Industrial & Commercial Bank of China Ltd - A 3,519,740
57,076,777 Industrial & Commercial Bank of China Ltd - H 44,223,027
1,111,200 Industrial Bank Co Ltd 3,161,668
376,480 (a) Industrial Securities Co Ltd 364,380
22,800 (a) Ingenic Semiconductor Co Ltd 278,127
1,909,400 (a) Inner Mongolia BaoTou Steel Union Co Ltd 681,893
140,900 (a) Inner Mongolia Dian Tou Energy Corp Ltd 500,582
649,400 (a) Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 471,919
323,600 (a) Inner Mongolia Yili Industrial Group Co Ltd 1,247,560
782,800 (a) Inner Mongolia Yitai Coal Co 1,526,797
1,247,237 (a),(b) Innovent Biologics, Inc 13,990,997
76,900 (a) Inspur Electronic Information Industry Co Ltd 704,418
52,500 (a) Isoftstone Information Technology Group Co Ltd 392,741
159,684 (a) JA Solar Technology Co Ltd 315,963
96,100 (a) JCET Group Co Ltd 540,940
981,899 (a),(b) JD Health International, Inc 7,664,649
1,735,400 (a),(b) JD Logistics, Inc 2,829,053
2,121,534 JD.com, Inc 35,026,475
302,900 (a) Jiangsu Eastern Shenghong Co Ltd 393,819
1,104,000 (a) Jiangsu Express 1,344,028
77,156 (a) Jiangsu Hengli Hydraulic Co Ltd 1,042,087
351,119 Jiangsu Hengrui Pharmaceuticals Co Ltd 3,163,149

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
47,300 (a) Jiangsu Hoperun Software Co Ltd $ 409,583
35,700 (a) Jiangsu King's Luck Brewery JSC Ltd 194,770
151,400 (a) Jiangsu Phoenix Publishing & Media Corp Ltd 214,484
79,500 (a) Jiangsu Yanghe Brewery Joint-Stock Co Ltd 791,247
58,800 (a) Jiangsu Yuyue Medical Equipment & Supply Co Ltd 297,769
157,000 (a) Jiangsu Zhongtian Technology Co Ltd 373,855
927,000 (a) Jiangxi Copper Co Ltd 3,867,852
100,300 (a) Jiangxi Copper Co Ltd (Class A) 579,140
206,300 (a) Jinduicheng Molybdenum Co Ltd 435,764
535,296 (a) Jinko Solar Co Ltd 437,181
324,700 (a) Kanzhun Ltd (ADR) 7,195,352
1,800,000 (a) KE Holdings, Inc 10,209,001
2,604,000 (a) Kingdee International Software Group Co Ltd 4,912,821
843,000 Kingsoft Corp Ltd 3,674,750
2,324,901 (a),(b) Kuaishou Technology 21,585,157
112,300 Kuang-Chi Technologies Co Ltd 719,261
71,100 (a) Kunlun Tech Co Ltd 460,711
66,143 (a) Kweichow Moutai Co Ltd 13,304,576
23,200 (a),(c) Laopu Gold Co Ltd 2,042,202
139,300 (a) LB Group Co Ltd 360,678
5,827,856 Lenovo Group Ltd 8,501,957
256,900 (a) Lens Technology Co Ltd 1,061,921
1,095,310 (a) Li Auto, Inc 11,366,109
2,009,000 (a) Li Ning Co Ltd 4,368,000
354,800 (a) Lingyi iTech Guangdong Co 779,160
1,725,500 (a),(b) Longfor Group Holdings Ltd 2,131,394
369,224 (a) LONGi Green Energy Technology Co Ltd 1,095,305
16,924 (a) Loongson Technology Corp Ltd 327,944
387,053 (a) Luxshare Precision Industry Co Ltd 3,429,082
73,300 (a) Luzhou Laojiao Co Ltd 1,385,801
108,370 (a) Mango Excellent Media Co Ltd 448,873
28,120 (a) Maxscend Microelectronics Co Ltd 295,069
195,200 (a) Meihua Holdings Group Co Ltd 306,465
2,946,500 (a),(b) Meitu, Inc 3,272,367
4,337,829 (a),(b) Meituan 57,097,769
966,700 (a) Metallurgical Corp of China Ltd 474,388
320,300 (a) Midea Group Co Ltd 3,462,212
182,800 (a) Midea Group Co Ltd 1,963,618
422,000 (a) MINISO Group Holding Ltd 2,256,300
3,736,000 (a) MMG Ltd 3,315,522
64,976 (a) Montage Technology Co Ltd 1,245,400
286,084 (a) Muyuan Foods Co Ltd 2,024,619
191,000 (a) Nanjing Securities Co Ltd 227,448
442,127 (a) NARI Technology Co Ltd 1,506,476
134,469 (a) National Silicon Industry Group Co Ltd 432,165
38,745 (a) NAURA Technology Group Co Ltd 2,216,777
1,516,419 NetEase, Inc 42,551,812
104,200 (a) New China Life Insurance Co Ltd - A 993,139
830,100 (a) New China Life insurance Co Ltd - H 5,245,906
86,500 (a) New Hope Liuhe Co Ltd 118,319
1,060,327 (a) New Oriental Education & Technology Group, Inc 6,340,496
117,106 (a) Nexchip Semiconductor Corp 552,073
78,600 (a) Ninestar Corp 239,668
43,041 (a) Ningbo Deye Technology Co Ltd 450,620
37,700 (a) Ningbo Orient Wires & Cables Co Ltd 332,176
90,000 (a) Ningbo Sanxing Medical Electric Co Ltd 283,441
95,710 (a) Ningbo Tuopu Group Co Ltd 998,453
371,700 (a) Ningxia Baofeng Energy Group Co Ltd 963,931
1,492,620 (a),(c) NIO, Inc 10,792,424
1,732,900 (b) Nongfu Spring Co Ltd 11,519,537
208,900 (a) OFILM Group Co Ltd 362,426
3,040 (a) Oppein Home Group, Inc 22,865

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
449,180 (a) Orient Securities Co Ltd $ 687,870
618,517 (a) PDD Holdings, Inc (ADR) 83,419,388
7,669,220 (a) People's Insurance Co Group of China Ltd 6,887,801
619,700 (a) People's Insurance Co Group of China Ltd (Class A) 735,587
1,117,700 (a) PetroChina Co Ltd 1,439,291
18,246,000 (a) PetroChina Co Ltd 18,861,222
75,900 (a) Pharmaron Beijing Co Ltd - A 357,358
5,944,306 (a) PICC Property & Casualty Co Ltd 14,043,563
1,113,200 (a) Ping An Bank Co Ltd 1,771,413
5,840,692 (a) Ping An Insurance Group Co of China Ltd 42,195,095
582,500 Ping An Insurance Group Co of China Ltd (Class A) 4,737,124
13,542 (a) Piotech, Inc 580,706
461,900 (a) Poly Developments and Holdings Group Co Ltd 475,822
461,875 (a),(b) Pop Mart International Group Ltd 13,138,091
1,587,078 Postal Savings Bank of China Co Ltd - A 1,283,113
7,871,000 (b) Postal Savings Bank of China Co Ltd - H 5,545,988
1,133,900 (a) Power Construction Corp of China Ltd 898,893
264,300 (a) Qinghai Salt Lake Industry Co Ltd 920,704
74,200 (a) Range Intelligent Computing Technology Group Co Ltd 526,642
21,700 (a) Rockchip Electronics Co Ltd 553,602
593,400 (a) Rongsheng Petrochemical Co Ltd 850,036
456,300 (a) SAIC Motor Corp Ltd 1,067,601
173,200 (a) Sailun Group Co Ltd 373,631
254,100 (a) Sanan Optoelectronics Co Ltd 495,837
473,900 (a) Sany Heavy Industry Co Ltd 1,474,721
202,691 (a) Satellite Chemical Co Ltd 510,487
290,100 (a) SDIC Capital Co Ltd 319,794
331,900 (a) SDIC Power Holdings Co Ltd 669,682
87,000 (a) Seres Group Co Ltd 1,899,894
254,900 SF Holding Co Ltd 1,444,941
43,641 (a) SG Micro Corp 451,751
490,871 (a) Shaanxi Coal Industry Co Ltd 1,566,321
208,845 (a) Shandong Gold Mining Co Ltd - A 1,054,388
715,624 (a),(b),(c) Shandong Gold Mining Co Ltd - H 2,999,982
36,700 (a) Shandong Himile Mechanical Science & Technology Co Ltd 345,279
92,690 (a) Shandong Hualu Hengsheng Chemical Co Ltd 334,416
673,600 (a) Shandong Nanshan Aluminum Co Ltd 436,416
104,900 (a) Shandong Sun Paper Industry JSC Ltd 209,709
2,309,390 (a) Shandong Weigao Group Medical Polymer Co Ltd 1,616,547
24,441 (a) Shanghai Allist Pharmaceuticals Co Ltd 369,484
90,417 (a) Shanghai Baosight Software Co Ltd 292,309
707,900 (a) Shanghai Electric Group Co Ltd 926,498
123,800 (a) Shanghai Fosun Pharmaceutical Group Co Ltd - A 507,873
15,549 (a) Shanghai Friendess Electronic Technology Corp Ltd 299,248
72,400 (a) Shanghai International Airport Co Ltd 328,599
173,400 (a) Shanghai Pharmaceuticals Holding Co Ltd - A 437,086
1,614,630 (a) Shanghai Pudong Development Bank Co Ltd 2,610,517
105,283 (a) Shanghai Putailai New Energy Technology Co Ltd 432,585
348,100 (a) Shanghai RAAS Blood Products Co Ltd 329,890
468,600 (a) Shanghai Rural Commercial Bank Co Ltd 561,919
39,319 (a) Shanghai United Imaging Healthcare Co Ltd 773,094
82,900 (a) Shanghai Zhangjiang High-Tech Park Development Co Ltd 519,423
73,900 (a) Shanxi Lu'an Environmental Energy Development Co Ltd 153,755
63,620 (a) Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,704,588
182,970 (a) Shanxi Xishan Coal & Electricity Power Co Ltd 188,304
85,700 (a) Shenergy Co Ltd 99,150
129,000 (a) Shengyi Technology Co Ltd 1,163,126
34,288 (a) Shennan Circuits Co Ltd 1,032,176
1,055,300 (a) Shenwan Hongyuan Group Co Ltd 811,546
26,500 (a) Shenzhen Goodix Technology Co Ltd 306,279
60,927 Shenzhen Inovance Technology Co Ltd 659,209
51,100 (a) Shenzhen Kinwong Electronic Co Ltd 521,001

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
66,500 Shenzhen Mindray Bio-Medical Electronics Co Ltd $ 2,010,504
44,500 (a) Shenzhen New Industries Biomedical Engineering Co Ltd 381,641
49,800 (a) Shenzhen Salubris Pharmaceuticals Co Ltd 417,302
59,469 (a) Shenzhen Transsion Holdings Co Ltd 637,479
721,700 (a) Shenzhou International Group Holdings Ltd 6,229,576
10,756 (a) Sichuan Biokin Pharmaceutical Co Ltd 564,296
264,800 (a) Sichuan Changhong Electric Co Ltd 379,478
208,373 (a) Sichuan Chuantou Energy Co Ltd 431,212
73,700 (a) Sichuan Kelun Pharmaceutical Co Ltd 362,498
41,200 (a),(c) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 2,368,413
312,040 (a) Sichuan Road and Bridge Group Co Ltd 415,868
295,000 (a) Silergy Corp 2,122,463
208,200 (a) Sinolink Securities Co Ltd 289,087
1,149,600 (a) Sinopharm Group Co Ltd 2,865,453
626,000 (a) Sinotruk Hong Kong Ltd 2,091,363
1,582,000 (a),(b),(c) Smoore International Holdings Ltd 2,664,287
261,456 (a) SooChow Securities Co Ltd 352,668
542,900 (a) Southwest Securities Co Ltd 361,674
46,200 (a) Spring Airlines Co Ltd 348,008
109,320 (a) Sungrow Power Supply Co Ltd 2,916,714
621,217 Sunny Optical Technology Group Co Ltd 6,003,253
78,000 (a) Sunwoda Electronic Co Ltd 393,190
88,400 (a) Suzhou Dongshan Precision Manufacturing Co Ltd 850,981
35,564 (a) Suzhou TFC Optical Communication Co Ltd 784,297
352,932 (a) TAL Education Group (ADR) 4,326,946
249,470 (a) TBEA Co Ltd 686,756
833,690 (a) TCL Technology Group Corp 505,487
186,250 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 247,709
5,589,891 Tencent Holdings Ltd 454,053,977
502,100 Tencent Music Entertainment Group (ADR) 11,206,872
735,000 (a) Tianfeng Securities Co Ltd 541,397
76,200 (a) Tianqi Lithium Corp 572,333
196,300 (a) Tianshan Aluminum Group Co Ltd 368,657
86,500 (a) Tianshui Huatian Technology Co Ltd 146,774
1,782,025 (a) Tingyi Cayman Islands Holding Corp 2,444,989
1,106,400 (a) Tongcheng Travel Holdings Ltd 3,044,599
83,500 (a) TongFu Microelectronics Co Ltd 499,082
714,500 (a) Tongling Nonferrous Metals Group Co Ltd 530,833
231,892 (a) Tongwei Co Ltd 807,509
869,661 (a) Travelsky Technology Ltd 1,144,473
94,675 (a) Trina Solar Co Ltd 270,968
540,050 (a) Trip.com Group Ltd 38,004,082
560,000 (a) Tsingtao Brewery Co Ltd 3,784,776
19,300 (a) Tsingtao Brewery Co Ltd (Class A) 178,204
34,299 (a) Unigroup Guoxin Microelectronics Co Ltd 393,998
166,080 (a) Unisplendour Corp Ltd 632,381
26,881 (a) Verisilicon Microelectronics Shanghai Co Ltd 601,745
44,300 (a) Victory Giant Technology Huizhou Co Ltd 1,822,255
285,497 Vipshop Holdings Ltd (ADR) 4,993,343
158,700 (a) Wanhua Chemical Group Co Ltd 1,396,897
4,384,587 (a) Want Want China Holdings Ltd 2,833,437
1,682,800 Weichai Power Co Ltd 3,477,167
356,600 Weichai Power Co Ltd (Class A) 750,148
328,160 (a) Wens Foodstuffs Group Co Ltd 837,647
118,300 Western Mining Co Ltd 399,021
255,800 (a) Western Securities Co Ltd 308,942
24,665 (a) Western Superconducting Technologies Co Ltd 271,055
62,790 (a) Will Semiconductor Co Ltd 1,153,651
50,200 (a) Wingtech Technology Co Ltd 317,264
1,538,900 (a) Wintime Energy Group Co Ltd 348,263
278,568 (a) Wuhan Guide Infrared Co Ltd 543,550
209,700 (a) Wuliangye Yibin Co Ltd 3,507,922

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
98,790 (a) WUS Printed Circuit Kunshan Co Ltd $ 982,245
127,404 (a) WuXi AppTec Co Ltd - A 1,779,498
295,277 (a),(b) WuXi AppTec Co Ltd - H 4,125,941
2,974,301 (a),(b) Wuxi Biologics Cayman, Inc 13,872,418
250,000 (a) WuXi XDC Cayman, Inc 2,415,101
561,100 (a) XCMG Construction Machinery Co Ltd 839,259
201,636 (a) Xiamen C & D, Inc 288,845
47,100 (a) Xiamen Tungsten Co Ltd 236,484
14,943,036 (a),(b) Xiaomi Corp 82,902,626
74,862 (a) Xinjiang Daqo New Energy Co Ltd 315,366
158,100 (a) Xinjiang Goldwind Science & Technology Co Ltd - A 349,113
3,991,290 (a),(c) Xinyi Solar Holdings Ltd 1,839,173
1,092,389 (a) XPeng, Inc 12,726,508
1,014,000 (a),(b) Yadea Group Holdings Ltd 1,585,309
56,500 (a) Yantai Jereh Oilfield Services Group Co Ltd 397,037
2,899,204 (a) Yanzhou Coal Mining Co Ltd 3,980,157
290,995 (a) Yanzhou Coal Mining Co Ltd (Class A) 602,088
69,953 (a) Yealink Network Technology Corp Ltd 353,832
9,345 (a) Yifeng Pharmacy Chain Co Ltd 32,087
71,500 (a) Yihai Kerry Arawana Holdings Co Ltd 323,104
90,320 (a) Yintai Gold Co Ltd 276,081
553,100 (a) Yonghui Superstores Co Ltd 363,462
153,999 (a) Yonyou Network Technology Co Ltd 337,943
197,000 (a) Youngor Group Co Ltd 207,717
155,000 (a) YTO Express Group Co Ltd 372,702
323,445 (a) Yum China Holdings, Inc 13,992,231
186,500 (a) Yunnan Aluminium Co Ltd 602,414
95,860 (a) Yunnan Baiyao Group Co Ltd 763,695
100,300 (a) Yunnan Yuntianhua Co Ltd 405,534
76,600 (a) Zangge Mining Co Ltd 634,225
33,195 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 831,112
1,494,141 (a) Zhaojin Mining Industry Co Ltd 5,563,491
277,800 (a) Zhejiang China Commodities City Group Co Ltd 720,079
119,716 (a) Zhejiang Chint Electrics Co Ltd 482,704
180,800 (a) Zhejiang Dahua Technology Co Ltd 519,926
1,607,971 (a) Zhejiang Expressway Co Ltd 1,569,712
107,128 (a) Zhejiang Huayou Cobalt Co Ltd 976,672
53,700 (a) Zhejiang Jingsheng Mechanical & Electrical Co Ltd 294,530
168,600 (a) Zhejiang Juhua Co Ltd 837,195
449,900 (a),(b) Zhejiang Leapmotor Technologies Ltd 3,370,058
158,446 (a) Zhejiang Longsheng Group Co Ltd 234,606
134,164 (a) Zhejiang NHU Co Ltd 458,415
90,600 (a) Zhejiang Sanhua Intelligent Controls Co Ltd 636,208
35,967 (a) Zhejiang Supcon Technology Co Ltd 264,508
137,400 (a) Zhejiang Wanfeng Auto Wheel Co Ltd 328,520
58,370 (a) Zhejiang Weiming Environment Protection Co Ltd 177,602
745,100 (a) Zhejiang Zheneng Electric Power Co Ltd 540,383
103,500 (a) Zhengzhou Yutong Bus Co Ltd 470,402
201,800 (a) Zheshang Securities Co Ltd 329,681
57,780 (a) Zhongji Innolight Co Ltd 3,815,595
260,100 (a) Zhongjin Gold Corp Ltd 807,897
301,900 (a) Zhongtai Securities Co Ltd 296,278
44,389 (a) Zhuzhou CRRC Times Electric Co Ltd 325,606
371,700 (a) Zhuzhou CSR Times Electric Co Ltd 1,889,025
4,989,299 (a) Zijin Mining Group Co Ltd 20,640,789
1,118,300 (a) Zijin Mining Group Co Ltd (Class A) 4,784,865
328,700 (a) Zoomlion Heavy Industry Science and Technology Co Ltd - A 377,446
208,400 (a) ZTE Corp 1,272,196
641,064 (a),(c) ZTE Corp (Class H) 2,707,877

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
367,300 (a) ZTO Express Cayman, Inc $ 6,776,239
TOTAL CHINA 2,529,752,784
COLOMBIA - 0.1%
221,839 (a) Grupo Cibest S.A. 3,596,919
394,506 (a) Grupo Cibest S.A. 5,762,021
388,562 Interconexion Electrica S.A. ESP 2,520,073
TOTAL COLOMBIA 11,879,013
CZECH REPUBLIC - 0.1%
118,325 (a) CEZ AS 7,247,305
63,853 (a) Komercni Banka AS 3,266,471
228,603 (a),(b) Moneta Money Bank AS 1,935,010
TOTAL CZECH REPUBLIC 12,448,786
EGYPT - 0.1%
2,026,196 Commercial International Bank 4,524,533
1,198,282 (a) Eastern Tobacco 1,141,209
421,899 (a) Talaat Moustafa Group 513,652
TOTAL EGYPT 6,179,394
GREECE - 0.5%
1,911,979 (a) Alpha Bank S.A. 7,495,357
2,253,043 (a) Eurobank Ergasias Services and Holdings S.A. 8,475,054
12,741 (a),(d) FF Group 147
143,437 Hellenic Telecommunications Organization S.A. 2,693,574
101,304 (a) JUMBO S.A. 3,215,793
745,669 (a) National Bank of Greece S.A. 10,960,228
160,929 (a) OPAP S.A. 3,329,632
990,575 (a) Piraeus Financial Holdings S.A. 7,736,599
161,423 (a) Public Power Corp 2,803,458
TOTAL GREECE 46,709,842
HONG KONG - 0.2%
2,103,200 (a) J&T Global Express Ltd 2,698,666
114,406 (a) Orient Overseas International Ltd 1,979,902
8,992,331 Sino Biopharmaceutical Ltd 8,191,400
TOTAL HONG KONG 12,869,968
HUNGARY - 0.3%
340,570 (a) MOL Hungarian Oil & Gas plc 2,995,930
196,929 (a) OTP Bank Rt 18,797,938
120,751 Richter Gedeon Rt 3,719,619
TOTAL HUNGARY 25,513,487
INDIA - 15.3%
47,999 ABB Ltd India 2,821,232
141,621 (a) Adani Enterprises Ltd 3,953,739
458,304 (a) Adani Ports & Special Economic Zone Ltd 7,495,144
2,425,840 (a) Adani Power Ltd 4,308,482
38,599 (a) Alkem Laboratories Ltd 2,392,152
515,373 (a) Ambuja Cements Ltd 3,277,251
161,827 APL Apollo Tubes Ltd 3,263,996
87,103 (a) Apollo Hospitals Enterprise Ltd 7,538,040
2,619,399 (a) Ashok Leyland Ltd 4,171,364
289,140 Asian Paints Ltd 8,183,307
99,763 (a) Astral Ltd 1,628,758
299,493 (a),(b) AU Small Finance Bank Ltd 2,959,094
222,174 (a) Aurobindo Pharma Ltd 2,850,014
142,118 (a),(b) Avenue Supermarts Ltd 6,645,055
1,993,667 Axis Bank Ltd 27,667,124
59,960 (a) Bajaj Auto Ltd 6,003,196
2,429,341 (a) Bajaj Finance Ltd 28,531,646
333,807 (a) Bajaj Finserv Ltd 7,845,484
24,065 (a) Bajaj Holdings & Investment Ltd 3,334,824
63,587 (a) Balkrishna Industries Ltd 1,631,390
844,512 (a) Bank of Baroda 2,646,575
3,206,592 Bharat Electronics Ltd 15,376,301

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
232,960 (a) Bharat Forge Ltd $ 3,473,541
894,498 (a) Bharat Heavy Electricals Ltd 2,672,302
1,332,517 (a) Bharat Petroleum Corp Ltd 5,345,662
2,238,075 Bharti Airtel Ltd 51,825,273
6,341 (a) Bosch Ltd 2,657,109
93,475 (a) Britannia Industries Ltd 6,145,760
170,982 (a) BSE Ltd 4,776,493
226,693 (a) Cadila Healthcare Ltd 2,490,373
1,580,136 (a) Canara Bank 2,436,488
620,759 (a) CG Power & Industrial Solutions Ltd 5,146,775
364,334 (a) Cholamandalam Investment and Finance Co Ltd 6,962,435
493,402 Cipla Ltd 8,343,342
1,576,868 (a) Coal India Ltd 6,898,035
112,612 (a) Colgate-Palmolive India Ltd 2,844,692
244,615 (a) Container Corp Of India Ltd 1,502,042
105,430 (a) Coromandel International Ltd 2,521,106
121,557 (a) Cummins India Ltd 5,942,837
463,631 (a) Dabur India Ltd 2,545,272
104,059 (a) Divi's Laboratories Ltd 7,900,036
30,555 (a) Dixon Technologies India Ltd 5,328,762
653,605 (a) DLF Ltd 5,564,003
507,563 (a) Dr Reddy's Laboratories Ltd 6,829,388
119,245 Eicher Motors Ltd 9,403,948
1,023,138 (a) FSN E-Commerce Ventures Ltd 2,855,183
2,038,893 (a) GAIL India Ltd 4,194,649
2,358,867 (a) GMR Infrastructure Ltd 2,492,963
354,849 (a) Godrej Consumer Products Ltd 4,469,128
126,002 (a) Godrej Properties Ltd 3,244,309
237,102 (a) Grasim Industries Ltd 7,717,271
199,193 Havells India Ltd 3,352,149
818,227 HCL Technologies Ltd 14,197,170
84,663 (a),(b) HDFC Asset Management Co Ltd 5,128,244
9,893,521 HDFC Bank Ltd 110,004,489
841,932 (a),(b) HDFC Life Insurance Co Ltd 6,934,870
104,891 Hero Honda Motors Ltd 6,547,328
1,184,574 (a) Hindalco Industries Ltd 11,298,242
174,659 (a) Hindustan Aeronautics Ltd 9,200,849
711,896 Hindustan Lever Ltd 19,770,949
812,258 (a) Hindustan Petroleum Corp Ltd 4,345,480
11,246 (a) Hitachi Energy India Ltd 2,250,285
143,516 (a) Hyundai Motor India Ltd 3,940,575
4,606,430 (a) ICICI Bank Ltd 69,799,554
223,087 (a),(b) ICICI Lombard General Insurance Co Ltd 5,008,609
339,503 (b) ICICI Prudential Life Insurance Co Ltd 2,259,402
3,179,282 (a) IDFC First Bank Ltd 2,927,380
751,010 Indian Hotels Co Ltd 6,270,959
2,509,304 (a) Indian Oil Corp Ltd 4,682,667
196,710 (a) Indian Railway Catering & Tourism Corp Ltd 1,591,830
1,136,671 (a) Indus Towers Ltd 4,657,986
506,710 (a) IndusInd Bank Ltd 4,536,407
315,492 (a) Info Edge India Ltd 4,895,068
2,897,444 Infosys Technologies Ltd 48,277,472
166,228 (a),(b) InterGlobe Aviation Ltd 10,531,981
2,569,786 (a) ITC Ltd 12,164,154
291,879 (a) Jindal Stainless Ltd 2,476,758
307,140 (a) Jindal Steel & Power Ltd 3,687,490
356,707 (a) JSW Energy Ltd 2,118,157
539,055 (a) JSW Steel Ltd 7,319,776
300,271 (a) Jubilant Foodworks Ltd 2,021,027
362,875 (a) Kalyan Jewellers India Ltd 2,081,284
948,380 Kotak Mahindra Bank Ltd 22,465,972
585,232 (a) Larsen & Toubro Ltd 26,554,572

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDIA (continued)
65,003 (a),(b) LTIMindtree Ltd $ 4,158,042
197,836 (a) Lupin Ltd 4,379,624
255,638 (b) Macrotech Developers Ltd 3,453,223
810,693 Mahindra & Mahindra Ltd 31,834,342
105,384 (a) Mankind Pharma Ltd 2,828,789
437,671 (a) Marico Ltd 3,547,847
108,862 (a) Maruti Suzuki India Ltd 19,825,463
685,201 (a) Max Healthcare Institute Ltd 8,859,554
94,055 (a) Mphasis Ltd 2,923,504
2,066 (a) MRF Ltd 3,664,149
101,057 (a) Muthoot Finance Ltd 3,620,887
589,403 (a) Nestle India Ltd 8,447,623
2,625,013 (a) NHPC Ltd 2,506,004
2,919,507 (a) NMDC Ltd 2,490,613
3,751,697 (a) NTPC Ltd 14,230,161
116,652 (a) Oberoi Realty Ltd 2,335,488
2,727,258 (a) Oil & Natural Gas Corp Ltd 7,848,358
436,602 (a) Oil India Ltd 2,131,906
19,313 (a) Oracle Financial Services Software Ltd 1,850,938
5,687 (a) Page Industries Ltd 2,638,085
299,498 (a) PB Fintech Ltd 6,012,097
95,067 (a) Persistent Systems Ltd 6,326,530
722,367 (a) Petronet LNG Ltd 2,287,343
174,773 Phoenix Mills Ltd 3,312,458
72,217 PI Industries Ltd 2,909,723
280,942 Pidilite Industries Ltd 4,572,343
45,628 (a) Polycab India Ltd 3,957,677
1,310,190 (a) Power Finance Corp Ltd 5,949,058
4,085,118 Power Grid Corp of India Ltd 13,254,099
144,975 (a) Prestige Estates Projects Ltd 2,847,291
2,012,221 (a) Punjab National Bank 2,783,769
407,328 (a) Rail Vikas Nigam Ltd 1,506,342
1,130,981 (a) REC Ltd 4,772,772
5,309,869 (a) Reliance Industries Ltd 88,849,193
2,464,827 (a) Reliance Strategic Investments Ltd 8,518,999
4,259,565 (a) Samvardhana Motherson International Ltd 5,051,789
235,930 (a) SBI Cards & Payment Services Ltd 2,335,214
393,356 (a),(b) SBI Life Insurance Co Ltd 8,654,648
7,950 (a) Shree Cement Ltd 2,533,364
1,237,453 (a) Shriram Finance Ltd 10,435,441
76,166 (a) Siemens India Ltd 2,653,596
23,769 (a) Solar Industries India Ltd 3,713,686
126,974 (a) SRF Ltd 4,191,013
1,542,753 (a) State Bank of India 16,287,548
828,557 (a) Sun Pharmaceutical Industries Ltd 15,794,646
60,508 (a) Sundaram Finance Ltd 3,134,442
60,136 Supreme Industries Ltd 2,578,657
8,568,886 (a) Suzlon Energy Ltd 5,722,079
741,284 (a) Swiggy Ltd 3,419,359
110,851 (a) Tata Communications Ltd 2,340,934
785,547 (a) Tata Consultancy Services Ltd 27,035,941
518,354 Tata Consumer Products Ltd 6,800,061
30,651 (a) Tata Elxsi Ltd 1,882,620
1,719,673 (a) Tata Motors Ltd 7,937,205
1,394,683 (a) Tata Power Co Ltd 6,356,508
6,441,096 (a) Tata Steel Ltd 13,255,877
469,779 (a) Tech Mahindra Ltd 7,529,982
309,705 (a) Titan Co Ltd 13,068,880
1,777,411 (a),(d) TML Commercial Vehicles Ltd 5,220,834
107,532 (a) Torrent Pharmaceuticals Ltd 4,312,390
142,915 (a) Torrent Power Ltd 2,117,344
158,252 Trent Ltd 8,359,229

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
90,232 (a) Tube Investments of India Ltd $ 3,069,484
207,570 (a) TVS Motor Co Ltd 8,197,925
103,401 (a) Ultra Tech Cement Ltd 13,904,377
1,331,212 Union Bank of India 2,228,880
243,094 (a) United Spirits Ltd 3,919,791
372,851 (a) UPL Ltd 3,023,907
1,176,834 (a) Varun Beverages Ltd 6,218,850
1,152,893 (a) Vedanta Ltd 6,400,331
1,760,894 (a) Vishal Mega Mart Ltd 2,866,287
24,140,113 (a) Vodafone Idea Ltd 2,374,548
193,191 (a) Voltas Ltd 3,008,477
73,348 (a) WAAREE Energies Ltd 2,829,279
2,318,209 (a) Wipro Ltd 6,278,143
12,854,690 (a) Yes Bank Ltd 3,293,110
2,120,585 (a) Zomato Ltd 7,568,196
TOTAL INDIA 1,341,691,646
INDONESIA - 1.1%
12,722,900 (a) Amman Mineral Internasional PT 5,426,968
17,813,954 Astra International Tbk PT 6,586,946
48,721,429 (a) Bank Central Asia Tbk PT 24,944,963
13,147,518 (a) Bank Negara Indonesia Persero Tbk PT 3,455,618
59,851,250 Bank Rakyat Indonesia 14,317,632
21,452,103 (a) Barito Pacific Tbk PT 4,445,824
7,591,300 (a) Chandra Asri Pacific Tbk PT 3,171,289
6,419,100 (a) Charoen Pokphand Indonesia Tbk PT 1,801,397
786,432,776 (a) GoTo Gojek Tokopedia Tbk PT 2,825,236
2,207,641 (a) Indofood CBP Sukses Makmur Tbk PT 1,153,728
18,359,800 (a) Kalbe Farma Tbk PT 1,408,227
20,407,300 (a) Petrindo Jaya Kreasi Tbk PT 2,463,826
32,789,978 (a) PT Bank Mandiri Persero Tbk 9,289,844
866,100 (a) PT Dian Swastatika Sentosa Tbk 4,404,715
4,235,370 (a) PT Indofood Sukses Makmur Tbk 1,884,803
1,202,273 (a) PT United Tractors Tbk 1,943,928
17,690,600 (a) Sumber Alfaria Trijaya Tbk PT 2,136,174
43,514,883 Telkom Indonesia Persero Tbk PT 8,417,286
TOTAL INDONESIA 100,078,404
KOREA, REPUBLIC OF - 12.9%
35,105 (a) Alteogen, Inc 12,003,974
26,444 (a) Amorepacific Corp 2,239,742
141,747 (a) Celltrion, Inc 17,447,021
45,602 (a) Coway Co Ltd 2,851,483
47,215 (a) Daewoo International Corp 1,818,824
105,384 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 10,177,812
39,587 (a) Dongbu Insurance Co Ltd 3,518,639
43,175 Doosan Bobcat, Inc 1,822,552
6,295 (a) Doosan Corp 4,159,512
388,739 (a) Doosan Heavy Industries and Construction Co Ltd 24,059,456
42,941 (a) Ecopro BM Co Ltd 4,804,763
86,312 (a) Ecopro Co Ltd 5,315,252
249,726 (a) Hana Financial Group, Inc 14,960,728
17,865 (a) Hanjin Kal Corp 1,311,198
60,913 (a) Hankook Tire & Technology Co Ltd 1,977,694
36,564 (a) Hanmi Semiconductor Co Ltd 3,656,491
67,608 (a) Hanwha Systems Co Ltd 2,842,407
37,490 (a) HD Hyundai Co Ltd 5,384,805
20,112 HD Hyundai Electric Co Ltd 12,218,967
19,432 (a) HD Hyundai Heavy Industries Co Ltd 8,183,330
101,401 (a) HLB, Inc 3,451,270
200,813 (a) HMM Co Ltd 2,891,455
20,606 (a) HYBE Co Ltd 4,922,307
475,693 Hynix Semiconductor, Inc 185,089,019
4,790 (a) Hyosung Heavy Industries Corp 7,144,952

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
32,454 (a) Hyundai Glovis Co Ltd $ 4,289,254
37,229 (a) Hyundai Heavy Industries 12,374,195
52,200 (a) Hyundai Mobis 11,543,375
116,725 Hyundai Motor Co 23,670,585
30,931 (a) Hyundai Motor Co Ltd (2nd Preference) 4,765,700
18,773 Hyundai Motor Co Ltd (Preference) 2,853,592
66,969 (a) Hyundai Rotem Co Ltd 10,834,430
236,631 (a) Industrial Bank of Korea 3,206,814
270,474 Kakao Corp 12,326,773
140,251 (a) KakaoBank Corp 2,273,294
314,338 KB Financial Group, Inc 25,660,538
209,302 (a) Kia Motors Corp 17,555,955
62,921 (a) Korea Aerospace Industries Ltd 4,558,752
221,061 (a) Korea Electric Power Corp 6,617,246
36,997 (a) Korea Investment Holdings Co Ltd 4,716,965
3,444 Korea Zinc Co Ltd 2,494,699
147,756 (a) Korean Air Lines Co Ltd 2,292,912
24,686 (a),(b) Krafton, Inc 4,777,914
86,071 (a) KT&G Corp 8,100,297
43,332 (a) LG Chem Ltd 12,052,716
75,854 (a) LG Corp 4,266,096
263,913 (a) LG Display Co Ltd 2,698,151
93,637 LG Electronics, Inc 5,743,059
41,049 (a) LG Energy Solution Ltd 13,589,143
8,690 (a) LG Household & Health Care Ltd 1,732,630
175,253 (a) LG Telecom Ltd 1,874,614
11,430 (a) LIG Nex1 Co Ltd 4,163,657
13,279 (a) LS Electric Co Ltd 4,030,968
71,174 (a) Meritz Financial Group, Inc 5,515,560
204,405 (a) Mirae Asset Daewoo Co Ltd 3,758,225
123,493 (a) Naver Corp 23,144,584
20,789 (a) Orion Corp/Republic of Korea 1,447,641
63,890 POSCO 13,895,709
29,484 POSCO Future M Co Ltd 4,467,315
15,618 (a),(b),(d) Samsung Biologics Co Ltd 13,384,508
74,304 (a) Samsung C&T Corp 11,758,700
48,185 (a) Samsung Electro-Mechanics Co Ltd 8,259,899
4,125,910 Samsung Electronics Co Ltd 310,582,751
710,797 Samsung Electronics Co Ltd (Preference) 41,947,654
25,535 (a) Samsung Fire & Marine Insurance Co Ltd 7,903,192
617,377 (a) Samsung Heavy Industries Co Ltd 12,804,696
69,197 Samsung Life Insurance Co Ltd 7,478,067
56,453 (a) Samsung SDI Co Ltd 12,720,066
36,028 (a) Samsung SDS Co Ltd 4,621,156
28,890 (a) Samsung Techwin Co Ltd 19,816,362
3,412 (a) Samyang Foods Co Ltd 3,222,159
377,971 Shinhan Financial Group Co Ltd 19,413,546
28,302 (a) SK Biopharmaceuticals Co Ltd 2,288,414
60,229 (a) SK Innovation Co Ltd 5,438,985
80,547 (a) SK Square Co Ltd 14,620,543
43,287 SK Telecom Co Ltd 1,584,818
31,874 (a) SK, Inc 5,535,009
41,250 S-Oil Corp 2,076,283
587,141 (a) Woori Financial Group, Inc 10,452,106
126,346 (a) Woori Investment & Securities Co Ltd 1,801,203
47,637 (a) Yuhan Corp 3,941,046
TOTAL KOREA, REPUBLIC OF 1,133,198,174
KUWAIT - 0.7%
1,321,044 (a) Boubyan Bank KSCP 3,083,513
1,579,685 (a) Gulf Bank KSCP 1,807,561
9,762,209 (a) Kuwait Finance House KSCP 25,555,188
585,117 (a) Mabanee Co SAK 1,920,824

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
KUWAIT (continued)
1,611,093 Mobile Telecommunications Co KSCP $ 2,784,310
7,303,492 (a) National Bank of Kuwait SAKP 25,012,609
2,041,878 (a) Warba Bank KSCP 1,929,583
TOTAL KUWAIT 62,093,588
LUXEMBOURG - 0.0%
120,427 (a) Reinet Investments S.C.A 3,851,511
TOTAL LUXEMBOURG 3,851,511
MALAYSIA - 1.1%
1,994,433 (a) AMMB Holdings BHD 2,712,871
2,716,074 (a) Axiata Group Bhd 1,628,727
6,993,752 (a) Bumiputra-Commerce Holdings BHD 12,171,241
3,118,839 (a) Digi.Com BHD 2,680,950
4,059,058 (a) Gamuda BHD 4,874,968
539,187 (a) Hong Leong Bank BHD 2,645,871
1,848,670 IHH Healthcare Bhd 3,639,860
2,349,400 (a) IOI Corp BHD 2,254,676
385,339 (a) Kuala Lumpur Kepong BHD 1,884,641
5,176,149 Malayan Banking BHD 12,199,060
2,260,300 (a) Maxis Bhd 2,051,075
1,091,400 (a) MISC Bhd 2,029,700
3,042,587 (a),(b) MR DIY Group M Bhd 1,160,730
59,800 (a) Nestle Malaysia Bhd 1,613,324
1,940,500 (a) Petronas Chemicals Group Bhd 1,804,969
220,600 (a) Petronas Dagangan BHD 1,194,438
671,200 (a) Petronas Gas BHD 2,964,947
3,164,324 Press Metal Aluminium Holdings Bhd 4,779,912
12,488,215 Public Bank Bhd 12,572,096
1,286,575 (a) QL Resources Bhd 1,274,461
1,413,214 (a) RHB Capital BHD 2,284,701
1,704,165 (a) Sime Darby Plantation Bhd 2,148,518
2,173,700 (a) Sunway BHD 2,802,115
1,018,951 (a) Telekom Malaysia BHD 1,775,774
2,277,358 Tenaga Nasional BHD 7,215,240
2,332,600 (a) YTL Corp BHD 1,444,967
2,418,900 (a) YTL Power International BHD 2,299,207
TOTAL MALAYSIA 98,109,039
MEXICO - 2.0%
3,339,000 (a),(c) Alfa S.A. de C.V. (Class A) 2,517,931
15,929,641 (a) America Movil SAB de C.V. 18,168,802
434,457 (a),(c) Arca Continental SAB de C.V. 4,207,885
13,295,897 Cemex S.A. de C.V. 13,511,669
447,710 (a) Coca-Cola Femsa SAB de C.V. 3,851,870
2,480,400 (a) Fibra Uno Administracion S.A. de C.V. 3,599,407
1,524,077 (a),(c) Fomento Economico Mexicano S.A. de C.V. 14,377,357
139,535 (a) Gruma SAB de C.V. 2,368,006
243,900 (a) Grupo Aeroportuario del Centro Norte Sab de C.V. 3,005,542
342,235 (a) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 7,133,910
159,796 (a) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,833,746
1,137,589 (a),(c) Grupo Bimbo S.A. de C.V. (Series A) 3,931,061
487,452 (a),(c) Grupo Carso S.A. de C.V. (Series A1) 3,483,805
280,800 (a),(c) Grupo Comercial Chedraui S.a. DE C.V. 2,036,040
2,192,528 Grupo Financiero Banorte S.A. de C.V. 20,634,794
1,578,044 (a) Grupo Financiero Inbursa S.A. 3,832,459
2,703,832 (a) Grupo Mexico S.A. de C.V. (Series B) 23,375,918
173,104 (a) Industrias Penoles S.A. de C.V. 7,165,948
1,303,495 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,523,007
921,957 (a) ProLogis Property Mexico S.A. de C.V. 3,681,675
171,920 (a) Promotora y Operadora de Infraestructura SAB de C.V. 2,226,535
160,100 (a),(c) Qualitas Controladora SAB de C.V. 1,451,788
76,926 Southern Copper Corp 10,677,329

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEXICO (continued)
4,514,389 (c) Wal-Mart de Mexico SAB de C.V. $ 14,924,443
TOTAL MEXICO 177,520,927
PERU - 0.2%
147,622 (a) Cia de Minas Buenaventura S.A. (ADR) (Series B) 3,361,353
59,314 Credicorp Ltd 15,480,954
TOTAL PERU 18,842,307
PHILIPPINES - 0.4%
204,973 Ayala Corp 1,630,032
5,774,293 Ayala Land, Inc 1,950,526
1,895,523 (a) Bank of the Philippine Islands 3,394,870
2,074,497 (a) BDO Unibank, Inc 4,705,953
883,853 International Container Term Services, Inc 7,971,810
453,330 (a) Jollibee Foods Corp 1,668,501
245,261 Manila Electric Co 2,438,024
1,456,060 (a) Metropolitan Bank & Trust 1,707,190
65,895 (a) PLDT, Inc 1,252,360
184,155 SM Investments Corp 2,281,206
8,929,468 (a) SM Prime Holdings 3,398,812
TOTAL PHILIPPINES 32,399,284
POLAND - 1.0%
584,554 (a),(b) Allegro.eu S.A. 5,458,467
542,333 (a) Bank Millennium S.A. 2,270,077
159,289 (a) Bank Pekao S.A. 8,155,879
35,015 (a) Bank Zachodni WBK S.A. 4,611,348
12,409 (a) BRE Bank S.A. 3,304,382
9,804 (a) Budimex S.A. 1,556,480
47,951 (a) CCC S.A. 1,962,609
56,015 CD Projekt S.A. 3,848,651
426,570 (a),(b) Dino Polska S.A. 5,095,083
123,093 (a) KGHM Polska Miedz S.A. 6,456,615
981 LPP S.A. 4,761,950
789,784 (a) PGE Polska Grupa Energetyczna S.A. 2,394,841
509,894 (a) Polski Koncern Naftowy Orlen S.A. 13,820,091
755,893 Powszechna Kasa Oszczednosci Bank Polski S.A. 15,498,272
526,232 (a) Powszechny Zaklad Ubezpieczen S.A. 8,414,014
258,540 (a) Zabka Group S.A. 1,502,055
TOTAL POLAND 89,110,814
QATAR - 0.7%
1,945,694 (a) Barwa Real Estate Co 1,405,119
2,723,553 (a) Commercial Bank PSQC 3,096,817
1,403,975 Dukhan Bank 1,340,736
1,305,372 (a) Industries Qatar QSC 4,553,206
5,368,977 (a) Masraf Al Rayan QSC 3,451,466
4,931,512 (a) Mesaieed Petrochemical Holding Co 1,691,186
724,846 Ooredoo QPSC 2,697,518
386,003 (a) Qatar Electricity & Water Co QSC 1,628,401
507,803 Qatar Fuel QSC 2,092,020
2,507,049 (a) Qatar Gas Transport Co Ltd 3,048,946
808,007 (a) Qatar International Islamic Bank QSC 2,473,476
1,556,306 (a) Qatar Islamic Bank SAQ 10,492,109
4,053,527 (a) Qatar National Bank QPSC 20,616,194
TOTAL QATAR 58,587,194
ROMANIA - 0.1%
514,865 (a) NEPI Rockcastle NV 4,169,404
TOTAL ROMANIA 4,169,404
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct 9,115

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
RUSSIA (continued)
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate $ 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 3.2%
134,587 (a) ACWA Power Co 8,694,461
260,381 (a) Ades Holding Co 1,176,652
1,719,120 Al Rajhi Bank 48,589,409
35,830 (a) Al Rajhi Co for Co-operative Insurance 1,126,406
1,093,738 (a) Alinma Bank 7,573,187
419,879 Almarai Co JSC 5,566,842
768,581 (a) Arab National Bank 4,970,810
21,744 (a) Arabian Internet & Communications Services Co 1,460,390
650,933 (a) Bank AlBilad 5,143,406
564,181 (a) Bank Al-Jazira 1,897,374
1,045,921 Banque Saudi Fransi 4,977,585
73,102 (a) Bupa Arabia for Cooperative Insurance Co 3,200,536
67,486 (a) Co for Cooperative Insurance 2,450,895
32,898 (a) Dallah Healthcare Co 1,351,006
469,674 (a) Dar Al Arkan Real Estate Development Co 2,163,045
75,399 Dr Sulaiman Al Habib Medical Services Group Co 5,472,524
21,139 (a) Elm Co 5,347,706
328,126 (a) Etihad Etisalat Co 5,919,874
515,608 (a) Jabal Omar Development Co 2,428,824
513,102 Jarir Marketing Co 1,943,310
87,382 (a) Makkah Construction & Development Co 2,074,865
88,956 (a) Mouwasat Medical Services Co 1,823,313
27,473 (a) Nahdi Medical Co 850,480
1,288,705 (a) Riyad Bank 9,357,700
204,946 SABIC Agri-Nutrients Co 6,691,484
283,844 Sahara International Petrochemical Co 1,430,547
32,100 (a) SAL Saudi Logistics Services 1,507,389
1,194,013 (a) Saudi Arabian Mining Co 20,527,177
5,309,145 (b) Saudi Arabian Oil Co 36,683,491
46,871 (a) Saudi Aramco Base Oil Co 1,204,463
876,694 (a) Saudi Awwal Bank 7,564,528
784,917 Saudi Basic Industries Corp 12,777,427
684,994 (a) Saudi Electricity Co 2,927,887
535,803 (a) Saudi Investment Bank 1,963,898
2,580,265 (a) Saudi National Bank 27,455,458
29,187 (a) Saudi Research & Media Group 1,338,039
41,528 (a) Saudi Tadawul Group Holding Co 2,203,576
1,758,826 Saudi Telecom Co 21,187,920
246,641 Yanbu National Petrochemical Co 2,267,870
TOTAL SAUDI ARABIA 283,291,754
SOUTH AFRICA - 2.9%
740,770 (a) Absa Group Ltd 8,277,277
232,662 Anglo American Platinum Ltd 14,389,960
288,658 (a) Bid Corp Ltd 7,140,737
281,988 Bidvest Group Ltd 3,659,216
75,264 Capitec Bank Holdings Ltd 16,651,967
202,781 (a) Clicks Group Ltd 4,275,634
469,184 (a) Discovery Ltd 5,893,790
185,656 (a) E Media Holdings Ltd 20,988
4,432,148 FirstRand Ltd 21,034,513
777,548 Gold Fields Ltd 29,979,202
492,748 (a) Harmony Gold Mining Co Ltd 8,198,621
787,170 (a) Impala Platinum Holdings Ltd 8,436,090
1,507,738 (a) MTN Group Ltd 15,063,074
680,748 (a) Naspers Ltd 47,813,023
399,089 (a) Nedbank Group Ltd 5,436,127
3,747,468 (a) Old Mutual Ltd 2,930,348
710,752 (a) OUTsurance Group Ltd 2,992,640
3,040,440 (b) Pepkor Holdings Ltd 4,635,818

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOUTH AFRICA (continued)
442,414 (a) Remgro Ltd $ 4,388,005
1,548,076 Sanlam Ltd 8,122,767
495,588 (a) Sasol Ltd 3,100,684
439,843 (a) Shoprite Holdings Ltd 7,358,412
2,459,681 (a) Sibanye Stillwater Ltd 6,527,254
1,138,955 Standard Bank Group Ltd 16,748,150
542,626 (a) Vodacom Group Ltd 4,392,695
TOTAL SOUTH AFRICA 257,466,992
TAIWAN - 20.3%
434,344 (a) Accton Technology Corp 15,105,049
2,590,380 Acer, Inc 2,523,873
416,665 (a) Advantech Co Ltd 4,232,223
67,000 (a) Alchip Technologies Ltd 7,548,148
2,908,011 (a) ASE Technology Holding Co Ltd 23,266,301
1,927,512 (a) Asia Cement Corp 2,271,853
283,000 Asia Vital Components Co Ltd 12,955,923
606,500 (a) Asustek Computer, Inc 13,701,743
5,475,800 (a) AU Optronics Corp 2,153,328
886,000 (a) Caliway Biopharmaceuticals Co Ltd 4,297,981
469,389 (a) Catcher Technology Co Ltd 3,026,735
8,367,889 Cathay Financial Holding Co Ltd 17,365,811
1,324,151 (a) Chailease Holding Co Ltd 4,426,071
5,771,730 (a) Chang Hwa Commercial Bank 3,711,999
1,580,922 (a) Cheng Shin Rubber Industry Co Ltd 1,638,912
2,752,035 (a) China Airlines 1,784,167
14,200,270 (a) China Development Financial Holding Corp 7,325,088
10,394,151 (a) China Steel Corp 6,271,871
14,466,611 Chinatrust Financial Holding Co 19,646,847
3,272,763 Chunghwa Telecom Co Ltd 13,945,092
3,696,000 (a) Compal Electronics, Inc 3,949,369
1,697,768 (a) Delta Electronics, Inc 54,606,783
747,000 E Ink Holdings, Inc 5,131,826
12,788,430 (a) E.Sun Financial Holding Co Ltd 12,352,926
165,316 (a) Eclat Textile Co Ltd 2,197,134
258,000 (a) Elite Material Co Ltd 11,335,407
54,000 (a) eMemory Technology, Inc 3,477,487
2,234,803 (a) Eva Airways Corp 2,623,360
937,192 (a) Evergreen Marine Corp Taiwan Ltd 5,879,116
2,724,071 (a) Far Eastern Textile Co Ltd 2,344,172
1,572,589 (a) Far EasTone Telecommunications Co Ltd 4,722,719
377,014 (a) Feng TAY Enterprise Co Ltd 1,492,279
10,140,505 First Financial Holding Co Ltd 9,405,933
3,254,173 (a) Formosa Chemicals & Fibre Corp 3,079,238
3,268,813 (a) Formosa Plastics Corp 4,039,422
132,230 (a) Fortune Electric Co Ltd 3,057,214
7,288,880 Fubon Financial Holding Co Ltd 21,571,923
9,353,858 Fuhwa Financial Holdings Co Ltd 10,472,996
477,000 (a) Gigabyte Technology Co Ltd 4,324,167
74,000 (a) Global Unichip Corp 3,658,555
224,535 (a) Globalwafers Co Ltd 3,691,572
10,895,002 Hon Hai Precision Industry Co, Ltd 90,617,888
264,540 Hotai Motor Co Ltd 4,849,923
7,979,783 (a) Hua Nan Financial Holdings Co Ltd 7,571,029
6,685,488 (a) InnoLux Display Corp 2,879,339
195,000 International Games System Co Ltd 4,556,590
2,282,340 (a) Inventec Co Ltd 3,387,337
75,000 (a) Jentech Precision Industrial Co Ltd 5,142,468
50,000 (a) King Slide Works Co Ltd 6,633,089
87,125 (a) Largan Precision Co Ltd 6,253,326
1,840,778 (a) Lite-On Technology Corp 10,679,248
75,000 (a) Lotes Co Ltd 3,343,928
1,326,464 MediaTek, Inc 56,254,573

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TAIWAN (continued)
10,420,856 (a) Mega Financial Holding Co Ltd $ 13,700,244
649,000 (a) Micro-Star International Co Ltd 2,300,646
4,435,271 (a) Nan Ya Plastics Corp 5,968,112
145,000 (a) Nien Made Enterprise Co Ltd 1,737,074
515,474 (a) Novatek Microelectronics Corp Ltd 6,567,723
1,704,000 (a) Pegatron Corp 4,099,463
252,692 (a) PharmaEssentia Corp 4,082,482
488,000 (a) President Chain Store Corp 3,779,061
2,343,000 (a) Quanta Computer, Inc 22,722,951
425,085 (a) Realtek Semiconductor Corp 7,098,349
3,406,599 (a) Shanghai Commercial & Savings Bank Ltd 4,385,335
10,794,888 (a) SinoPac Financial Holdings Co Ltd 8,985,589
1,096,522 (a) Synnex Technology International Corp 2,021,518
18,569,953 (a) Taishin Financial Holdings Co Ltd 11,281,353
6,554,374 (a) Taiwan Business Bank 3,264,781
6,003,039 (a) Taiwan Cement Corp 4,307,033
9,718,242 (a) Taiwan Cooperative Financial Holding Co Ltd 7,510,702
1,770,561 (a) Taiwan High Speed Rail Corp 1,573,739
1,544,861 (a) Taiwan Mobile Co Ltd 5,497,936
21,463,183 Taiwan Semiconductor Manufacturing Co Ltd 1,037,952,366
1,119,000 (a) Unimicron Technology Corp 5,897,733
4,238,908 Uni-President Enterprises Corp 10,830,070
9,923,103 United Microelectronics Corp 14,986,139
937,385 (a) Vanguard International Semiconductor Corp 2,934,457
60,000 Voltronic Power Technology Corp 2,350,548
556,460 (a) Wan Hai Lines Ltd 1,484,716
2,568,000 (a) Wistron Corp 12,445,348
97,000 (a) Wiwynn Corp 13,678,897
1,406,660 (a) WPG Holdings Ltd 2,751,108
1,449,656 (a) Yageo Corp 11,668,081
1,475,000 (a) Yang Ming Marine Transport 2,751,847
566,127 (a) Zhen Ding Technology Holding Ltd 2,989,441
TOTAL TAIWAN 1,786,386,193
THAILAND - 1.1%
923,700 (a) Advanced Info Service PCL 8,627,104
3,964,556 (a) Airports of Thailand PCL 5,056,288
9,910,799 (a) Bangkok Dusit Medical Services PCL 5,783,432
541,500 (a) Bumrungrad Hospital PCL 2,874,253
1,895,199 (a) Central Pattana PCL 3,143,081
3,372,580 (a) Charoen Pokphand Foods PCL 2,198,179
4,901,830 (a) CP ALL plc 6,973,378
1,688,776 (a) CP AXTRA PCL 1,022,895
2,885,400 (a) Delta Electronics Thailand PCL 19,299,886
4,159,702 (a) Gulf Development PCL 5,681,707
534,600 (a) Kasikornbank PCL (Foreign) 3,083,436
3,203,298 (a) Krung Thai Bank PCL 2,674,781
3,133,278 (a) Minor International PCL 2,228,081
1,321,141 (a) PTT Exploration & Production PCL 4,377,730
9,139,832 (a) PTT PCL 8,621,150
758,401 (a) SCB X PCL 3,072,538
718,560 (a) Siam Cement PCL 4,533,534
19,649,400 (a) TMB Bank PCL (Foreign) 1,120,675
8,600,840 (a) True Corp PCL 3,032,305
TOTAL THAILAND 93,404,433
TURKEY - 0.4%
2,652,399 (a) Akbank TAS 3,829,759
1,167,134 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 5,642,555
390,039 (a) BIM Birlesik Magazalar AS 4,994,839
3,072,603 (a) Eregli Demir ve Celik Fabrikalari TAS 2,006,022
650,050 (a) Ford Otomotiv Sanayi AS 1,532,688
876,353 (a) Haci Omer Sabanci Holding AS 1,696,499
670,861 (a) KOC Holding AS 2,732,001

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TURKEY (continued)
474,637 (a) Turk Hava Yollari AO $ 3,286,697
1,071,700 (a) Turkcell Iletisim Hizmet AS 2,537,409
7,684,978 (a) Turkiye Is Bankasi (Series C) 2,306,672
847,224 Turkiye Petrol Rafinerileri AS 3,976,904
2,973,795 Yapi ve Kredi Bankasi 2,372,334
TOTAL TURKEY 36,914,379
UNITED ARAB EMIRATES - 1.5%
2,566,619 Abu Dhabi Commercial Bank PJSC 10,069,612
1,264,567 Abu Dhabi Islamic Bank PJSC 7,266,362
2,688,721 (a) Abu Dhabi National Oil Co for Distribution PJSC 2,627,999
2,741,467 (a) ADNOC Drilling Co PJSC 4,164,877
5,494,011 (a) Adnoc Gas plc 5,220,081
3,385,279 Aldar Properties PJSC 8,294,327
2,856,678 (a) Americana Restaurants International plc 1,625,521
5,316,702 (a) Dubai Electricity & Water Authority PJSC 4,022,440
2,505,385 (a) Dubai Islamic Bank PJSC 6,480,969
871,340 (a) Emaar Development PJSC 3,539,435
5,746,480 (a) Emaar Properties PJSC 22,236,829
1,630,664 (a) Emirates NBD Bank PJSC 12,475,438
3,009,638 (a) Emirates Telecommunications Group Co PJSC 15,890,232
3,827,025 (a) First Abu Dhabi Bank PJSC 18,166,912
3,015,815 (a) Multiply Group PJSC 2,450,429
1,605,173 (a) Salik Co PJSC 2,613,413
TOTAL UNITED ARAB EMIRATES 127,144,876
UNITED KINGDOM - 0.4%
441,410 (a) AngloGold Ashanti UK Ltd 30,264,745
88,339 (a) Metlen Energy & Metals plc 4,480,254
TOTAL UNITED KINGDOM 34,744,999
UNITED STATES - 0.1%
319,839 (a) JBS NV 4,225,073
64,260 (a) Legend Biotech Corp (ADR) 2,082,024
TOTAL UNITED STATES 6,307,097
TOTAL COMMON STOCKS
(Cost $5,254,052,766) 8,794,943,601
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
INDIA - 0.0%
875,244 (a),(d) TVS Motor Co Ltd 99
TOTAL INDIA 99
TOTAL PREFERRED STOCKS
(Cost $–) 99
SHARES DESCRIPTION VALUE
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
CHINA - 0.0%
14,914 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 21
TOTAL CHINA 21
MALAYSIA - 0.0%
646,380 (d) YTL Corp Bhd 12/31/99 152,797
483,780 (d) YTL Power International Bhd 12/31/99 160,105
TOTAL MALAYSIA 312,902
TOTAL RIGHTS/WARRANTS
(Cost $0) 312,923
TOTAL LONG-TERM INVESTMENTS
(Cost $5,254,052,766) 8,795,256,623

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
Investments in Derivatives
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
18,622,039 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(f) $ 18,622,039
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $18,622,039) 18,622,039
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Farm Credit Discount Notes 0 .000 12/23/25 4,972,028
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/28/25 4,984,989
3,250,000 Federal Home Loan Bank (FHLB) 0 .000 12/26/25 3,230,789
TOTAL GOVERNMENT AGENCY DEBT 13,187,806
REPURCHASE AGREEMENT - 0.3%
23,351,000 (g) Fixed Income Clearing Corporation 4 .150 11/03/25 23,351,000
TOTAL REPURCHASE AGREEMENT 23,351,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $36,538,681) 36,538,806
TOTAL INVESTMENTS - 100.7%
(Cost $5,309,213,486) 8,850,417,468
OTHER ASSETS & LIABILITIES, NET - (0.7)% (59,163,745)
NET ASSETS - 100.0% $ 8,791,253,723
ADR American Depositary Receipt
GDR Global Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $451,958,137 or 5.1% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $75,929,068.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.150% dated 10/31/25 to be repurchased at $23,359,076 on 11/3/25, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 10/31/32, valued at $23,818,108.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Futures 933 12/19/25  $ 64,923,722 $ 65,664,540 $ 740,818

Portfolios of Investments October 31, 2025
International Equity Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCKS - 98.6%
AUSTRALIA - 6.8%
2,128,913 APA Group $ 12,786,108
922,916 (a) Aristocrat Leisure Ltd 38,185,766
4,902,220 Australia and New Zealand Banking Group 117,416,507
315,518 (a) Australian Stock Exchange Ltd 11,641,634
8,335,528 BHP Billiton Ltd 237,630,867
684,984 (a) BlueScope Steel Ltd 10,248,144
2,227,561 Brambles Ltd 36,196,899
616,725 carsales.com Ltd 14,400,172
108,160 (a) Cochlear Ltd 20,305,935
2,204,197 (a) Coles Group Ltd 31,790,148
2,748,579 Commonwealth Bank of Australia 308,404,287
872,842 Computershare Ltd 20,851,812
3,329,429 (a) Evolution Mining Ltd 23,560,918
2,765,586 Fortescue Metals Group Ltd 38,461,635
16,652,067 Glencore plc 79,772,805
3,336,958 Goodman Group 71,972,092
3,936,824 (a) Insurance Australia Group Ltd 20,238,575
3,575,191 (a) Lottery Corp Ltd 12,860,019
595,165 Macquarie Group Ltd 84,891,100
4,671,970 (a) Medibank Pvt Ltd 14,910,543
5,031,477 (a) National Australia Bank Ltd 143,447,683
2,237,499 (a) Northern Star Resources Ltd 36,079,297
2,817,376 (a) Origin Energy Ltd 22,577,943
91,488 (a) Pro Medicus Ltd 15,708,937
1,173,317 (a) Qantas Airways Ltd 7,816,802
2,454,877 (a) QBE Insurance Group Ltd 31,850,983
90,704 (a) REA Group Ltd 12,638,418
603,082 (a) Rio Tinto Ltd 52,363,350
1,853,071 (a) Rio Tinto plc 133,587,811
5,365,221 (a) Santos Ltd 22,159,087
8,581,236 Scentre Group 22,858,986
328,281 (a) SGH Ltd 10,401,717
7,545,345 (a) Sigma Healthcare Ltd 15,340,167
790,998 (a) Sonic Healthcare Ltd 10,947,886
7,098,918 (a) South32 Ltd 14,681,176
3,952,655 Stockland Trust Group 16,341,776
1,802,885 (a) Suncorp-Metway Ltd 23,143,459
6,606,457 (a) Telstra Corp Ltd 21,106,543
5,172,444 Transurban Group 48,940,067
6,534,678 Vicinity Ltd 10,795,729
563,180 (a) Washington H Soul Pattinson & Co Ltd 13,838,048
1,863,479 (a) Wesfarmers Ltd 102,278,824
5,621,449 (a) Westpac Banking Corp 142,247,754
323,165 WiseTech Global Ltd 14,575,380
3,114,787 (a) Woodside Energy Group Ltd 50,476,515
2,035,035 Woolworths Ltd 37,808,906
TOTAL AUSTRALIA 2,240,539,210
AUSTRIA - 0.3%
509,122 Erste Bank der Oesterreichischen Sparkassen AG. 52,739,369
740,172 (a) Mondi plc 8,273,526
232,907 (a) OMV AG. 12,750,756
116,330 Verbund AG. 8,978,371
TOTAL AUSTRIA 82,742,022
BELGIUM - 0.8%
240,563 Ageas S.A. 15,920,358
1,624,096 (a) Anheuser-Busch InBev S.A. 99,032,826
36,264 Dieteren S.A. 6,624,444
71,190 Elia Group S.A. 8,580,410

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BELGIUM (continued)
131,535 Groupe Bruxelles Lambert S.A. $ 11,560,681
377,389 KBC Groep NV 45,403,447
643 (a) Lotus Bakeries NV 5,609,952
24,115 (a) Sofina S.A. 6,628,121
123,058 Syensqo S.A. 10,157,981
208,776 UCB S.A. 53,685,070
TOTAL BELGIUM 263,203,290
BRAZIL - 0.0%
276,128 (a) Yara International ASA 10,059,922
TOTAL BRAZIL 10,059,922
CHILE - 0.1%
645,165 Antofagasta plc 23,679,078
TOTAL CHILE 23,679,078
CHINA - 0.6%
6,104,584 BOC Hong Kong Holdings Ltd 29,996,203
2,148,972 Prosus NV 148,533,618
2,064,711 (a) SITC International Holdings Co Ltd 7,604,613
1,882,042 (a) Wharf Holdings Ltd 4,945,763
3,276,550 Wilmar International Ltd 7,873,900
4,225,700 (a) Yangzijiang Shipbuilding Holdings Ltd 11,412,585
TOTAL CHINA 210,366,682
DENMARK - 1.8%
4,903 (a) AP Moller - Maersk AS (Class A) 10,105,844
6,452 (a) AP Moller - Maersk AS (Class B) 13,264,843
156,803 (a) Carlsberg AS (Class B) 18,436,824
206,453 (a) Coloplast A.S. 18,672,517
1,114,278 (a) Danske Bank AS 49,800,648
130,936 (a) Demant A.S. 4,356,258
335,780 DSV AS 71,658,228
98,136 (a) Genmab AS 27,991,116
5,289,707 Novo Nordisk A.S. 260,421,114
587,584 (a) Novozymes A.S. 35,113,786
866,847 (a) Orsted AS 15,524,576
128,935 (a) Pandora A.S. 17,252,622
160,481 (a) ROCKWOOL A.S. 5,498,990
550,196 (a) Tryg A.S. 13,561,771
1,630,345 (a) Vestas Wind Systems A.S. 33,343,983
TOTAL DENMARK 595,003,120
FINLAND - 1.1%
227,332 (a) Elisa Oyj (Series A) 10,017,203
733,312 (a) Fortum Oyj 16,352,799
435,401 (a) Kesko Oyj (B Shares) 9,184,616
560,968 Kone Oyj (Class B) 37,479,972
1,056,607 (a) Metso Outotec Oyj 17,327,290
697,898 Neste Oil Oyj 14,460,912
8,521,664 (a) Nokia Oyj 58,128,798
5,112,530 Nordea Bank AB publ 87,459,046
177,111 (a) Orion Oyj (Class B) 12,368,184
3,977,631 (a) Sampo Oyj 44,335,979
978,137 (a) Stora Enso Oyj (R Shares) 11,389,575
885,738 (a) UPM-Kymmene Oyj 23,766,385
811,235 (a) Wartsila Oyj (B Shares) 26,541,254
TOTAL FINLAND 368,812,013
FRANCE - 9.1%
328,161 Accor S.A. 16,694,488
56,976 (b) Aeroports de Paris 7,816,023
949,999 (a) Air Liquide 183,861,730
975,939 Airbus SE 240,638,283
547,639 Alstom RGPT 13,695,125
100,934 (a),(c) Amundi S.A. 7,482,477
94,928 Arkema 5,635,179
2,911,125 AXA S.A. 126,309,071

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FRANCE (continued)
67,791 (a) BioMerieux $ 8,728,133
1,672,160 BNP Paribas S.A. 129,522,092
1,148,728 (a) Bollore SE 6,396,554
305,140 Bouygues S.A. 13,773,442
559,104 (a) Bureau Veritas S.A. 18,373,519
270,296 (a) Cap Gemini S.A. 41,583,794
939,264 (a) Carrefour S.A. 14,146,204
1,106,295 Cie Generale des Etablissements Michelin S.C.A 35,341,050
738,139 Compagnie de Saint-Gobain 71,645,249
1,759,533 Credit Agricole S.A. 31,761,979
1,063,129 Danone 93,891,959
31,749 (a) Dassault Aviation S.A. 10,230,961
1,092,529 (a) Dassault Systemes SE 31,090,902
384,844 (a) Edenred 11,062,017
108,013 Eiffage S.A. 13,290,972
3,000,659 Engie S.A. 70,254,285
494,419 Essilor International S.A. 181,065,451
91,850 (a) Fonciere Des Regions 5,892,898
77,851 Gecina S.A. 7,234,794
511,121 Getlink S.E. 9,329,603
52,018 Hermes International 128,716,405
59,257 (a) Ipsen 8,327,458
123,335 Kering 43,798,341
355,640 (a) Klepierre 13,591,332
180,935 (a) La Francaise des Jeux SAEM 5,271,921
430,901 (a) Legrand S.A. 74,411,307
394,900 (a) L'Oreal S.A. 164,796,234
410,722 LVMH Moet Hennessy Louis Vuitton S.A. 290,307,587
3,088,618 Orange S. A. 49,406,659
335,113 (a) Pernod-Ricard S.A. 32,821,138
373,425 Publicis Groupe S.A. 37,428,057
314,329 (a) Renault S.A. 12,214,568
368,187 Rexel S.A. 12,766,875
591,411 (a) Safran S.A. 210,139,160
48,245 (a) Sartorius Stedim Biotech 11,538,729
1,181,294 Societe Generale 74,918,382
144,949 Sodexho Alliance S.A. 8,025,888
88,882 (a) Teleperformance 6,346,935
152,322 Thales S.A. 43,435,043
3,371,498 Total S.A. 210,499,547
196,801 Unibail-Rodamco-Westfield 20,349,856
1,052,896 Veolia Environnement 34,795,161
812,457 Vinci S.A. 108,638,702
TOTAL FRANCE 3,009,293,519
GERMANY - 9.4%
282,747 (a) Adidas-Salomon AG. 53,462,475
634,190 Allianz AG. 254,843,922
1,461,680 (a) BASF SE 72,121,954
1,612,668 (a) Bayer AG. 50,161,212
489,815 Bayerische Motoren Werke AG. 45,672,720
58,667 Bayerische Motoren Werke AG. (Preference) 5,082,662
163,422 (a) Beiersdorf AG. 17,325,023
202,776 (a) Brenntag SE 11,261,921
1,260,000 (a) Commerzbank AG. 45,943,236
175,783 (a) Continental AG. 13,431,909
291,872 (a) Covestro AG. 20,387,432
102,988 (a) CTS Eventim AG. 9,226,834
1,184,417 Daimler AG. (Registered) 76,850,346
783,131 (a) Daimler Truck Holding AG. 31,389,973
3,036,022 Deutsche Bank AG. (Registered) 108,690,099
309,403 Deutsche Boerse AG. 78,353,203
936,504 (a) Deutsche Lufthansa AG. 8,210,233

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
GERMANY (continued)
1,577,277 Deutsche Post AG. $ 72,470,121
5,732,340 (a) Deutsche Telekom AG. 177,560,210
181,459 (a) Dr ING hc F Porsche AG. 9,494,106
3,688,908 E.ON AG. 68,637,208
443,408 (a) Evonik Industries AG. 7,430,648
356,050 Fresenius Medical Care AG. 19,115,343
688,675 (a) Fresenius SE 39,628,394
238,503 (a) GEA Group AG. 17,059,552
97,557 (a) Hannover Rueckversicherung AG. 27,850,421
221,651 HeidelbergCement AG. 52,000,101
174,449 (a) Henkel KGaA 13,026,717
256,592 (a) Henkel KGaA (Preference) 20,787,259
105,964 (a) Hensoldt AG. 11,295,510
2,145,284 Infineon Technologies AG. 85,152,535
122,756 (a) Knorr-Bremse AG. 11,422,196
124,403 (a) LEG Immobilien SE 9,481,278
216,551 Merck KGaA 28,366,793
89,519 MTU Aero Engines Holding AG. 39,122,047
214,572 (a) Muenchener Rueckver AG. 132,754,384
91,704 (a) Nemetschek SE 10,596,445
248,937 (a) Porsche AG. 9,891,130
8,384 (a) Rational AG. 6,150,489
75,378 (a) Rheinmetall AG. 148,176,877
1,037,736 RWE AG. 51,088,279
1,715,049 SAP AG. 446,036,833
42,516 Sartorius AG. 11,697,341
124,928 (a),(c) Scout24 SE 14,447,456
1,248,229 Siemens AG. 353,744,606
1,115,981 (a) Siemens Energy AG. 139,034,830
568,160 (c) Siemens Healthineers AG. 31,845,333
215,950 (a) Symrise AG. 17,858,848
107,641 (a) Talanx AG. 13,107,585
337,755 (a) Volkswagen AG. (Preference) 35,172,705
1,236,660 Vonovia SE 37,168,743
357,787 (a),(c) Zalando SE 10,026,112
TOTAL GERMANY 3,081,113,589
HONG KONG - 1.9%
17,459,138 AIA Group Ltd 169,890,153
3,137,003 (a) CK Asset Holdings Ltd 15,519,519
962,655 CK Infrastructure Holdings Ltd 6,261,450
2,631,579 CLP Holdings Ltd 22,445,697
100,838 (a) Futu Holdings Ltd (ADR) 20,070,795
1,220,057 (a) Hang Seng Bank Ltd 23,784,945
2,357,425 (a) Henderson Land Development Co Ltd 8,292,834
6,198,638 HKT Trust & HKT Ltd 9,051,076
18,258,387 (a) Hong Kong & China Gas Ltd 16,992,202
2,230,640 (a) Hong Kong Electric Holdings Ltd 14,170,679
1,978,797 (a) Hong Kong Exchanges and Clearing Ltd 107,850,147
1,828,029 Hongkong Land Holdings Ltd 11,169,837
270,994 (a) Jardine Matheson Holdings Ltd 15,911,297
4,344,513 Link REIT 22,624,552
2,610,440 (b) MTR Corp 9,576,890
4,242,001 Prudential plc 58,998,091
6,245,739 Sino Land Co 7,758,053
2,393,680 Sun Hung Kai Properties Ltd 29,128,175
570,938 Swire Pacific Ltd (Class A) 4,715,559
2,383,036 (a) Techtronic Industries Co 27,795,746
13,875,524 (a),(c) WH Group Ltd 13,347,097
2,678,566 (a) Wharf Real Estate Investment Co Ltd 7,623,785
TOTAL HONG KONG 622,978,579
IRELAND - 0.4%
294,323 AerCap Holdings NV 38,332,628

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
IRELAND (continued)
3,471,233 AIB Group plc $ 31,992,015
1,590,482 (a) Bank of Ireland Group plc 26,040,914
267,031 Kerry Group plc (Class A) 24,359,304
248,459 (a) Kingspan Group plc 18,604,182
TOTAL IRELAND 139,329,043
ISRAEL - 0.9%
73,420 (a) Azrieli Group Ltd 7,745,962
2,059,352 Bank Hapoalim Ltd 41,769,132
2,464,208 (a) Bank Leumi Le-Israel 50,013,487
142,596 (a) Check Point Software Technologies 27,903,185
44,521 (a) Elbit Systems Ltd 21,088,641
1,193,181 (a) Israel Chemicals Ltd 7,815,918
1,985,405 (a) Israel Discount Bank Ltd 19,841,707
252,833 (a) Mizrahi Tefahot Bank Ltd 16,438,583
103,220 (a) Nice Systems Ltd 14,080,024
48,878 (a) Nova Measuring Instruments Ltd 16,978,280
376,930 (a) Phoenix Holdings Ltd 14,510,682
1,884,080 (a) Teva Pharmaceutical Industries Ltd (ADR) 38,585,959
91,732 (a) Wix.com Ltd 13,350,675
TOTAL ISRAEL 290,122,235
ITALY - 3.2%
1,401,039 Assicurazioni Generali S.p.A. 53,934,240
364,808 Banca Mediolanum S.p.A 7,334,268
3,241,252 (a) Banca Monte dei Paschi di Siena S.p.A 28,427,350
1,856,742 (a) Banco BPM S.p.A. 27,051,696
2,432,857 (a) BPER Banca 29,150,235
366,614 Coca-Cola HBC AG. 16,636,226
995,522 (a),(b) Davide Campari-Milano NV 6,930,696
13,360,619 Enel S.p.A. 135,152,778
3,355,850 (a) ENI S.p.A. 61,880,106
207,074 (a) Ferrari NV 82,924,942
991,797 (a) FinecoBank Banca Fineco S.p.A 22,692,459
453,064 Infrastrutture Wireless Italiane S.p.A 4,978,429
23,327,139 Intesa Sanpaolo S.p.A. 150,351,319
671,180 (a) Leonardo S.p.A. 39,488,661
381,645 Moncler S.p.A 22,894,635
815,433 (a),(b),(c) Nexi S.p.A 4,299,465
743,810 (a),(c) Poste Italiane S.p.A 17,933,183
467,879 (a) Prysmian S.p.A. 48,782,804
194,738 (a) Recordati S.p.A. 11,591,147
1,382,150 (a) Ryanair Holdings plc 41,845,436
3,291,950 Snam Rete Gas S.p.A. 20,303,480
18,811,778 (a) Telecom Italia S.p.A. 11,092,228
2,333,658 Terna Rete Elettrica Nazionale S.p.A. 23,929,499
2,303,170 (a) UniCredit S.p.A 170,541,975
592,487 (a) Unipol Gruppo S.p.A 12,971,509
TOTAL ITALY 1,053,118,766
JAPAN - 22.5%
1,258,172 Advantest Corp 188,405,966
3,654,851 (a) Aeon Co Ltd 57,807,686
822,940 (a) Aisin Seiki Co Ltd 14,788,391
1,473,376 Ajinomoto Co, Inc 41,788,332
250,352 (a) All Nippon Airways Co Ltd 4,692,144
2,391,442 (a) Asahi Breweries Ltd 25,784,098
323,512 (a) Asahi Glass Co Ltd 10,107,492
2,064,193 (a) Asahi Kasei Corp 15,816,091
1,129,300 Asics Corp 28,756,682
2,977,220 Astellas Pharma, Inc 31,164,429
949,781 (a) Bandai Namco Holdings, Inc 29,559,453
944,760 Bridgestone Corp 41,243,613
1,446,118 (a),(b) Canon, Inc 41,529,357
568,010 (a) Capcom Co Ltd 14,832,503

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
1,282,875 (a) Central Japan Railway Co $ 31,406,977
923,868 Chiba Bank Ltd 9,014,857
1,107,217 (a) Chubu Electric Power Co, Inc 15,396,688
1,103,332 (a) Chugai Pharmaceutical Co Ltd 50,496,999
1,681,168 Concordia Financial Group Ltd 12,212,398
662,370 Dai Nippon Printing Co Ltd 11,055,203
524,739 (a) Daifuku Co Ltd 16,726,991
5,728,780 (a) Dai-ichi Life Holdings, Inc 40,210,276
2,800,779 Daiichi Sankyo Co Ltd 66,905,334
433,407 (a) Daikin Industries Ltd 50,353,232
481,060 (a) Daito Trust Construction Co Ltd 8,993,924
925,829 (a) Daiwa House Industry Co Ltd 31,411,570
2,211,489 (a) Daiwa Securities Group, Inc 17,019,512
2,913,488 (a) Denso Corp 40,706,617
152,465 (a) Disco Corp 50,631,025
3,074,630 (a) Don Quijote Co Ltd 18,289,768
1,570,769 East Japan Railway Co 38,366,020
424,967 (a) Eisai Co Ltd 12,621,767
4,434,828 (a) ENEOS Holdings, Inc 27,978,058
1,532,057 (a) Fanuc Ltd 51,126,919
313,573 Fast Retailing Co Ltd 115,118,838
213,827 (a) Fuji Electric Holdings Co Ltd 15,271,816
960,632 (a) Fuji Heavy Industries Ltd 20,435,640
1,827,498 FUJIFILM Holdings Corp 42,355,344
413,100 (a) Fujikura Ltd 56,253,489
2,891,910 (a) Fujitsu Ltd 75,364,439
385,722 (a) Hankyu Hanshin Holdings, Inc 10,358,166
28,560 (a) Hikari Tsushin, Inc 7,565,152
7,525,010 (a) Hitachi Ltd 257,046,663
6,506,114 (a) Honda Motor Co Ltd 65,758,876
563,507 (a) Hoya Corp 91,531,574
759,481 (a),(b) Hulic Co Ltd 7,846,470
1,307,230 (a) Idemitsu Kosan Co Ltd 9,090,151
1,441,972 (a) Inpex Holdings, Inc 26,607,442
1,668,800 (a) Ishikawajima-Harima Heavy Industries Co Ltd 34,550,987
847,698 (a) Isuzu Motors Ltd 10,401,493
1,952,269 Itochu Corp 113,081,769
203,561 Japan Airlines Co Ltd 3,667,232
2,961,371 (a) Japan Post Bank Co Ltd 33,182,393
2,902,835 (a) Japan Post Holdings Co Ltd 27,202,613
308,475 (a) Japan Post Insurance Co Ltd 7,977,876
1,970,873 (a) Japan Tobacco, Inc 68,651,189
962,520 (a) JFE Holdings, Inc 11,030,686
688,309 (a) Kajima Corp 22,189,548
1,527,426 (a) Kansai Electric Power Co, Inc 23,828,075
770,091 Kao Corp 32,589,964
252,100 (a) Kawasaki Heavy Industries Ltd 20,187,310
549,054 (a),(b) Kawasaki Kisen Kaisha Ltd 7,866,598
5,158,014 KDDI Corp 82,220,542
319,554 (a) Keyence Corp 118,597,514
1,104,865 Kikkoman Corp 8,798,077
1,310,372 (a) Kirin Brewery Co Ltd 18,427,393
221,921 (a) Kobe Bussan Co Ltd 5,149,478
1,558,850 Komatsu Ltd 52,145,010
161,002 (a) Konami Corp 26,812,497
1,656,344 (a) Kubota Corp 21,444,949
2,090,020 (a) Kyocera Corp 27,733,305
386,824 (a) Kyowa Hakko Kogyo Co Ltd 5,989,597
132,329 (a) Lasertec Corp 26,867,052
716,199 (a) M3, Inc 10,037,421
358,076 (a) Makita Corp 10,825,116
2,324,653 (a) Marubeni Corp 57,130,721

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
530,902 (a) Matsumotokiyoshi Holdings Co Ltd $ 9,620,037
400,124 (a) MEIJI Holdings Co Ltd 7,702,365
576,077 (a) Minebea Co Ltd 11,385,447
2,057,608 Mitsubishi Chemical Holdings Corp 10,748,072
5,285,182 (a) Mitsubishi Corp 126,911,219
3,124,082 Mitsubishi Electric Corp 88,700,772
1,765,085 Mitsubishi Estate Co Ltd 37,405,463
5,263,860 (a) Mitsubishi Heavy Industries Ltd 158,914,196
18,823,088 Mitsubishi UFJ Financial Group, Inc 284,327,772
1,440,744 (a) Mitsubishi UFJ Lease & Finance Co Ltd 11,270,462
4,056,596 Mitsui & Co Ltd 99,758,268
4,300,037 Mitsui Fudosan Co Ltd 44,773,705
556,183 (a),(b) Mitsui OSK Lines Ltd 16,525,095
2,125,187 (a) Mitsui Sumitomo Insurance Group Holdings, Inc 43,809,582
4,129,569 Mizuho Financial Group, Inc 138,321,825
377,927 (a) MonotaRO Co Ltd 5,272,875
2,733,941 (a) Murata Manufacturing Co Ltd 58,946,264
2,129,100 (a) NEC Corp 77,328,990
554,148 (a) Nexon Co Ltd 11,301,564
1,341,934 (a) Nidec Corp 16,327,009
1,813,055 Nintendo Co Ltd 154,635,257
12,193 Nippon Building Fund, Inc 11,250,695
1,601,591 (a) Nippon Paint Co Ltd 10,187,757
7,991,235 (a),(b) Nippon Steel Corp 32,940,090
49,067,186 Nippon Telegraph & Telephone Corp 50,502,579
713,647 (a) Nippon Yusen Kabushiki Kaisha 24,644,610
3,419,168 (a) Nissan Motor Co Ltd 7,815,304
281,787 (a) Nissin Food Products Co Ltd 5,086,777
636,055 (a),(b) Nitori Co Ltd 10,305,486
1,164,435 (a) Nitto Denko Corp 29,000,082
5,013,870 (a) Nomura Holdings, Inc 35,779,472
621,330 (a) Nomura Research Institute Ltd 23,991,447
1,071,785 Obayashi Corp 18,131,860
543,725 (a) Obic Co Ltd 16,866,932
1,898,347 (a) Olympus Corp 23,362,886
65,378 (a) Oracle Corp Japan 6,027,187
1,764,492 Oriental Land Co Ltd 35,709,202
1,939,950 ORIX Corp 47,455,118
589,248 (a) Osaka Gas Co Ltd 18,540,597
1,635,838 (a) Osaka Securities Exchange Co Ltd 18,241,494
357,074 (a) Otsuka Corp 7,059,374
707,826 (a) Otsuka Holdings Co Ltd 38,522,715
3,850,615 Panasonic Corp 44,741,162
2,470,478 (a) Rakuten, Inc 16,162,369
2,183,515 Recruit Holdings Co Ltd 108,275,996
2,720,212 (a) Renesas Electronics Corp 33,593,438
3,385,669 (a) Resona Holdings, Inc 32,641,489
843,000 (a) Ryohin Keikaku Co Ltd 17,334,806
290,400 (a) Sanrio Co Ltd 13,439,235
469,728 SBI Holdings, Inc 20,990,747
128,200 (a) SCREEN Holdings Co Ltd 12,153,062
686,638 Secom Co Ltd 23,211,664
642,555 (a) Sekisui Chemical Co Ltd 11,131,805
995,560 Sekisui House Ltd 21,360,001
3,402,988 Seven & I Holdings Co Ltd 43,285,307
475,787 SG Holdings Co Ltd 4,373,190
386,966 (a) Shimadzu Corp 10,403,760
120,964 (a) Shimano, Inc 12,672,894
2,771,526 (a) Shin-Etsu Chemical Co Ltd 83,309,100
1,250,447 (a) Shionogi & Co Ltd 20,973,241
631,718 (a) Shiseido Co Ltd 10,640,565
95,532 (a) SMC Corp 32,702,746

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
47,104,450 SoftBank Corp $ 66,935,327
1,569,346 Softbank Group Corp 275,370,818
1,456,585 Sompo Holdings, Inc 44,390,103
10,100,165 Sony Corp 281,285,347
10,100,165 (a) Sony Financial Holdings, Inc 10,184,710
250,112 (a) Sumisho Computer Systems Corp 9,190,769
1,818,139 (a) Sumitomo Corp 52,891,378
1,187,565 (a) Sumitomo Electric Industries Ltd 43,295,536
418,202 Sumitomo Metal Mining Co Ltd 13,680,407
6,061,891 Sumitomo Mitsui Financial Group, Inc 164,118,364
1,066,884 Sumitomo Mitsui Trust Holdings, Inc 29,303,623
507,985 Sumitomo Realty & Development Co Ltd 21,689,429
223,423 (a) Suntory Beverage & Food Ltd 6,762,939
2,567,704 (a) Suzuki Motor Corp 38,332,921
833,972 (a) Sysmex Corp 9,296,753
806,947 (a) T&D Holdings, Inc 17,329,606
250,862 (a) Taisei Corp 18,253,054
284,114 (a) Taiyo Nippon Sanso Corp 9,435,940
2,626,711 (a) Takeda Pharmaceutical Co Ltd 70,888,346
3,190,210 (a) TDK Corp 55,739,997
2,188,862 (a) Terumo Corp 35,330,233
343,515 TIS, Inc 11,834,377
176,132 (a) Toho Co Ltd 10,324,302
3,017,664 Tokio Marine Holdings, Inc 112,538,252
735,790 Tokyo Electron Ltd 162,219,772
526,133 (a) Tokyo Gas Co Ltd 18,464,204
491,800 (a),(b) Tokyo Metro Co Ltd 5,169,856
793,870 (a) Tokyu Corp 8,834,194
382,212 (a) Toppan Printing Co Ltd 9,348,078
2,250,256 (a) Toray Industries, Inc 13,777,033
266,262 (a) Toyota Industries Corp 28,943,238
15,566,027 (a) Toyota Motor Corp 317,346,529
1,151,607 (a) Toyota Tsusho Corp 35,200,281
198,044 (a) Trend Micro, Inc 10,106,668
1,820,494 (a) Uni-Charm Corp 11,263,650
707,056 (a) West Japan Railway Co 14,531,500
411,102 (a) Yakult Honsha Co Ltd 6,154,529
1,506,606 (b) Yamaha Motor Co Ltd 10,854,738
393,147 (a) Yokogawa Electric Corp 11,760,776
4,671,321 (a) Z Holdings Corp 13,726,748
161,627 (a) Zensho Co Ltd 10,063,871
767,931 (a) ZOZO, Inc 6,638,386
TOTAL JAPAN 7,398,001,899
KOREA, REPUBLIC OF - 0.0%
295,118 (a),(c) Delivery Hero SE 7,495,919
TOTAL KOREA, REPUBLIC OF 7,495,919
LUXEMBOURG - 0.1%
781,685 (a) ArcelorMittal S.A. 29,841,644
346,942 (a) CVC Capital Partners plc 5,794,486
192,662 (a) Eurofins Scientific SE 13,588,349
TOTAL LUXEMBOURG 49,224,479
MACAU - 0.1%
3,573,463 (a) Galaxy Entertainment Group Ltd 17,804,166
3,861,189 (a) Sands China Ltd 10,063,246
TOTAL MACAU 27,867,412
MEXICO - 0.0%
335,977 (a) Fresnillo plc 9,825,027
TOTAL MEXICO 9,825,027
NETHERLANDS - 4.5%
972,691 (a),(c) ABN AMRO Bank NV 29,062,705
41,399 (a),(c) Adyen NV 70,936,532
2,154,272 (a) Aegon NV 16,417,115

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
NETHERLANDS (continued)
275,805 (a) Akzo Nobel NV $ 18,226,612
10,149 (a) Argenx SE 8,306,622
90,231 (a) Argenx SE 73,851,103
76,982 (a) ASM International NV 49,949,354
646,770 ASML Holding NV 683,835,969
240,923 (a) ASR Nederland NV 16,078,873
121,825 (a) BE Semiconductor Industries NV 20,770,685
129,284 (a),(c) Euronext NV 18,476,202
155,975 (a) EXOR NV 13,516,786
220,368 (a) Heineken Holding NV 14,881,680
472,990 Heineken NV 36,624,705
101,113 (a) IMCD NV 10,477,700
4,964,097 ING Groep NV 123,951,837
289,282 (a) JDE Peet's NV 10,528,158
1,490,132 (a) Koninklijke Ahold Delhaize NV 60,992,002
6,436,982 Koninklijke KPN NV 29,786,884
1,250,258 Koninklijke Philips Electronics NV 34,251,053
434,233 NN Group NV 29,716,669
175,911 (a) Randstad Holdings NV 6,894,106
1,808,197 Universal Music Group NV 48,499,422
393,978 Wolters Kluwer NV 48,296,004
TOTAL NETHERLANDS 1,474,328,778
NEW ZEALAND - 0.3%
2,828,896 Auckland International Airport Ltd 13,166,266
1,417,444 Contact Energy Ltd 7,556,147
979,056 (a) Fisher & Paykel Healthcare Corp 20,785,824
1,517,808 Infratil Ltd 10,727,903
2,189,672 (a) Meridian Energy Ltd 7,412,854
269,647 (a) Xero Ltd 25,510,006
TOTAL NEW ZEALAND 85,159,000
NORWAY - 0.5%
525,532 (a) Aker BP ASA 13,620,176
1,469,682 DNB Bank ASA 37,514,255
1,239,455 (a) Equinor ASA 29,686,549
314,217 (a) Gjensidige Forsikring ASA 8,456,284
730,682 (a) Kongsberg Gruppen ASA 18,627,478
774,800 Mowi ASA 17,032,440
2,253,750 Norsk Hydro ASA 15,236,614
1,142,741 Orkla ASA 11,606,034
107,117 (a) Salmar ASA 6,015,059
1,002,520 Telenor ASA 14,909,011
TOTAL NORWAY 172,703,900
POLAND - 0.0%
395,975 (a) InPost S.A. 4,987,881
TOTAL POLAND 4,987,881
PORTUGAL - 0.2%
13,867,156 Banco Comercial Portugues S.A. 12,240,563
5,107,148 Energias de Portugal S.A. 25,388,347
702,666 (a) Galp Energia SGPS S.A. 14,117,312
473,276 Jeronimo Martins SGPS S.A. 12,189,231
TOTAL PORTUGAL 63,935,453
SINGAPORE - 1.8%
6,315,082 Ascendas REIT 13,672,356
3,735,699 Capitaland Investment Ltd 7,568,674
9,656,002 CapitaMall Trust 17,554,509
3,497,998 (a) DBS Group Holdings Ltd 144,825,873
8,901,901 (b) Genting Singapore Ltd 4,989,948
3,902,377 (a) Grab Holdings Ltd 23,453,286
2,499,821 Keppel Corp Ltd 19,549,468
5,572,387 Oversea-Chinese Banking Corp 72,894,610
628,326 (a) Sea Ltd (ADR) 98,175,938
1,442,327 SembCorp Industries Ltd 7,226,845

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SINGAPORE (continued)
2,526,368 (a),(b) Singapore Airlines Ltd $ 12,860,518
1,452,687 (a) Singapore Exchange Ltd 18,849,415
2,560,487 (a) Singapore Technologies Engineering Ltd 16,681,718
12,276,633 (a) Singapore Telecommunications Ltd 40,071,539
1,118,701 (a) STMicroelectronics NV 27,470,692
2,085,423 (a) United Overseas Bank Ltd 55,466,937
TOTAL SINGAPORE 581,312,326
SOUTH AFRICA - 0.2%
1,852,180 (a) Anglo American plc 70,072,820
TOTAL SOUTH AFRICA 70,072,820
SPAIN - 3.4%
42,528 (a) Acciona S.A. 9,413,233
292,585 ACS Actividades de Construccion y Servicios S.A. 24,024,048
1,236,260 (a),(c) Aena SME S.A. 33,578,266
744,078 Amadeus IT Holding S.A. 56,877,839
9,466,602 Banco Bilbao Vizcaya Argentaria S.A. 190,714,844
8,126,970 (a) Banco de Sabadell S.A. 30,467,159
24,449,948 (b) Banco Santander S.A. 249,149,520
1,098,242 (a) Bankinter S.A. 16,555,158
6,405,813 (a),(b) CaixaBank S.A. 67,707,814
828,227 (c) Cellnex Telecom S.A. 25,784,144
483,083 (a) EDP Renovaveis S.A. 7,063,006
526,409 Endesa S.A. 18,864,335
456,049 (a) Grifols S.A. 5,909,430
10,423,190 Iberdrola S.A. 211,238,873
1,791,227 (b) Industria de Diseno Textil S.A. 98,912,244
666,011 Redeia Corp S.A. 11,989,439
1,902,104 Repsol YPF S.A. 34,902,378
5,988,102 (a),(b) Telefonica S.A. 30,366,699
TOTAL SPAIN 1,123,518,429
SWEDEN - 3.1%
414,633 (a) AddTech AB 13,969,270
475,820 (a) Alfa Laval AB 22,614,618
1,645,006 (a) Assa Abloy AB 61,991,325
4,461,151 (a) Atlas Copco AB 74,751,285
2,553,109 (a) Atlas Copco AB 38,192,366
639,786 (a),(b) Beijer Ref AB 10,109,935
476,379 Boliden AB 21,362,007
654,681 (a) Epiroc AB 12,218,027
1,070,709 (a) Epiroc AB 22,576,913
600,527 (a) EQT AB 20,752,761
4,654,173 Ericsson (LM) (B Shares) 47,220,590
977,929 (a) Essity AB 26,861,388
238,727 (a),(c) Evolution AB 15,905,787
1,167,881 (a) Fastighets AB Balder 8,566,252
928,421 (b) Hennes & Mauritz AB (B Shares) 17,534,268
3,409,990 (a) Hexagon AB 41,566,479
133,273 (a) Holmen AB 5,035,850
267,970 (a) Industrivarden AB 11,115,712
207,894 (a) Industrivarden AB 8,644,239
438,237 (a) Indutrade AB 11,715,066
245,097 (a) Investment AB Latour 6,244,927
2,844,601 (a),(b) Investor AB 93,663,706
128,966 (a) L E Lundbergforetagen AB 6,902,633
382,290 (a) Lifco AB 14,759,989
2,323,073 Nibe Industrier AB 9,039,781
518,848 (a),(b) Saab AB 28,550,358
341,674 Sagax AB 7,667,398
1,748,456 (a) Sandvik AB 52,872,384
790,555 (a) Securitas AB (B Shares) 11,645,551
2,471,838 (a) Skandinaviska Enskilda Banken AB (Class A) 47,186,338
545,657 (a) Skanska AB (B Shares) 14,859,335

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SWEDEN (continued)
537,829 (a) SKF AB (B Shares) $ 13,785,646
997,497 (a) Svenska Cellulosa AB (B Shares) 13,286,800
2,385,024 Svenska Handelsbanken AB 31,122,960
1,415,355 Swedbank AB (A Shares) 42,971,283
316,797 (a) Swedish Orphan Biovitrum AB 10,914,687
875,582 (a) Tele2 AB (B Shares) 13,909,379
3,842,893 (a),(b) TeliaSonera AB 15,128,195
326,468 Trelleborg AB (B Shares) 13,624,234
2,610,811 (a) Volvo AB (B Shares) 71,523,290
TOTAL SWEDEN 1,012,363,012
SWITZERLAND - 4.8%
2,573,912 ABB Ltd 191,363,965
65,887 (a) Baloise Holding AG. 16,362,445
48,222 Banque Cantonale Vaudoise 5,598,892
5,443 (b) Barry Callebaut AG. 7,076,117
16,413 (a) Belimo Holding AG. 17,708,708
36,066 (a) BKW AG. 8,071,839
176 (a) Chocoladefabriken Lindt & Spruengli AG. 26,960,617
882,867 Cie Financiere Richemont S.A. 174,636,013
306,423 DSM-Firmenich AG. 24,976,202
153,484 (a) Dufry Group 8,090,757
11,705 (a) EMS-Chemie Holding AG. 8,017,107
253,954 (a) Galderma Group AG. 47,162,307
55,878 (a) Geberit AG. 40,848,148
15,146 Givaudan S.A. 62,047,811
60,379 (a) Helvetia Holding AG. 14,836,854
344,534 (a) Julius Baer Group Ltd 23,258,979
80,246 (a) Kuehne & Nagel International AG. 15,394,921
1,562 (a) Lindt & Spruengli AG. 24,011,595
246,993 Logitech International S.A. 29,693,128
115,365 Lonza Group AG. 79,663,164
37,157 (a) Partners Group 45,503,082
690,146 (a) Sandoz Group AG. 46,016,719
66,821 (a) Schindler Holding AG. 23,801,651
39,138 (a) Schindler Holding AG. (Registered) 13,230,204
271,595 SGS S.A. 30,627,711
495,366 SIG Group AG. 5,538,562
251,108 Sika AG. 49,214,085
81,978 (a) Sonova Holdings AG 22,361,152
184,383 (a) Straumann Holding AG. 23,177,263
47,539 (a),(b) Swatch Group AG. 9,935,011
47,433 (a) Swiss Life Holding 51,486,248
132,951 (a) Swiss Prime Site AG. 18,898,040
42,558 (a) Swisscom AG. 31,174,701
5,214,446 UBS Group AG 199,532,404
44,931 (c) VAT Group AG. 19,635,603
240,303 Zurich Insurance Group AG 167,123,772
TOTAL SWITZERLAND 1,583,035,777
UNITED ARAB EMIRATES - 0.0%
121,704 (a),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11.1%
1,599,115 3i Group plc 92,541,724
432,655 (a) Admiral Group plc 18,628,913
700,536 Ashtead Group plc 46,792,139
517,938 Associated British Foods plc 15,629,578
2,546,741 AstraZeneca plc 420,081,182
1,388,317 (a),(c) Auto Trader Group plc 14,242,859
5,033,504 (a) Aviva plc 44,240,922
4,947,946 BAE Systems plc 121,885,072
23,177,807 Barclays plc 124,316,955
2,310,927 (a) Barratt Developments plc 11,435,572

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
3,423,414 (a) British American Tobacco plc $ 175,331,839
9,712,344 (a) BT Group plc 23,703,683
544,991 Bunzl plc 16,566,474
8,100,698 (a) Centrica plc 19,091,732
4,369,843 (a) CK Hutchison Holdings Ltd 28,978,488
373,475 Coca-Cola Europacific Partners plc 33,175,784
2,788,742 Compass Group plc 92,306,862
165,807 (b) DCC plc 10,923,201
3,655,134 Diageo plc 84,074,459
1,005,553 (a) Entain plc 10,473,538
628,811 (a) Halma plc 29,301,597
272,401 Hikma Pharmaceuticals plc 6,589,243
28,626,999 (a) HSBC Holdings plc 400,762,003
1,267,947 Imperial Tobacco Group plc 50,380,970
2,141,880 (a) Informa plc 27,273,222
241,496 (a) InterContinental Hotels Group plc 29,130,974
2,022,850 (a) International Consolidated Airlines Group S.A. 11,105,313
263,133 (a) Intertek Group plc 17,526,768
2,727,237 (a) J Sainsbury plc 12,238,743
4,291,494 (a) JD Sports Fashion plc 5,258,732
2,963,954 (a) Kingfisher plc 12,020,553
1,146,722 (a) Land Securities Group plc 9,371,686
9,350,065 (a) Legal & General Group plc 29,218,178
98,408,537 Lloyds TSB Group plc 115,382,775
780,587 (a) London Stock Exchange Group plc 97,281,648
3,778,635 (a) M&G plc 13,082,262
3,314,315 (a) Marks & Spencer Group plc 17,320,008
2,085,723 Melrose Industries plc 17,182,285
8,051,788 National Grid plc 120,729,327
13,296,960 (a) NatWest Group plc 102,366,813
192,551 (a) Next plc 36,178,417
974,817 (a) Pearson plc 13,567,519
1,166,606 (a) Phoenix Group Holdings plc 10,334,767
1,115,562 Reckitt Benckiser Group plc 85,328,273
3,014,059 RELX plc 133,210,484
4,119,509 (a) Rentokil Initial plc 22,992,823
13,876,004 (a) Rolls-Royce Holdings plc 213,534,976
1,582,734 (a) Sage Group plc 23,923,607
1,150,850 (a) Schroders plc 5,742,882
1,799,587 Scottish & Southern Energy plc 45,336,609
2,126,242 Segro plc 19,511,168
439,420 Severn Trent plc 16,062,995
1,353,487 (a) Smith & Nephew plc 24,993,501
559,716 Smiths Group plc 18,534,465
125,072 (a) Spirax-Sarco Engineering plc 11,665,803
3,239,545 Standard Chartered plc 66,498,914
10,777,817 Tesco plc 65,040,581
4,025,878 Unilever plc 241,570,085
1,131,518 (a) United Utilities Group plc 17,851,375
31,999,860 Vodafone Group plc 38,738,164
290,722 (a) Whitbread plc 11,067,847
1,076,986 (a) Wise plc 13,694,984
1,747,541 WPP plc 6,603,379
TOTAL UNITED KINGDOM 3,669,927,694
UNITED STATES - 9.6%
825,288 (a) Alcon, Inc 61,512,831
838,122 (a) Amrize Ltd 43,369,382
26,045,998 BP plc 152,598,488
795,454 CSL Ltd 92,699,266
79,321 (a) CyberArk Software Ltd 41,308,790
1,509,621 Experian Group Ltd 70,416,504
848,862 (b) Ferrovial SE 52,089,853

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
6,708,174 GSK plc $ 157,061,418
14,759,473 Haleon plc 68,634,926
837,708 (a) Holcim Ltd 74,473,253
937,604 (a) James Hardie Industries plc 19,746,628
64,033 (a) Monday.com Ltd 13,142,133
4,231,057 Nestle S.A. 404,270,901
3,122,178 Novartis AG. 386,405,921
363,068 (a) QIAGEN NV 17,089,633
53,129 (a) Roche Holding AG. 18,024,729
1,153,803 Roche Holding AG. 373,740,067
1,815,199 Sanofi-Aventis 183,630,576
900,511 Schneider Electric S.A. 256,582,403
9,676,000 Shell plc 362,747,502
251,096 (a) Spotify Technology S.A. 164,548,231
3,356,660 (a) Stellantis NV 34,136,717
490,625 Swiss Re AG. 89,589,075
625,938 (a) Tenaris S.A. 12,440,432
TOTAL UNITED STATES 3,150,259,659
TOTAL COMMON STOCKS
(Cost $20,995,451,699) 32,474,380,533
TOTAL LONG-TERM INVESTMENTS
(Cost $20,995,451,699) 32,474,380,533
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
203,214,718 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.060%(f) 203,214,718
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $203,214,718) 203,214,718
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000 12/16/25 9,951,445
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 02/20/26 4,941,278
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 02/27/26 9,875,215
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/12/25 14,980,700
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/14/25 5,990,993
3,350,000 Federal Home Loan Bank Discount Notes 0 .000 12/12/25 3,335,148
12,500,000 Federal Home Loan Bank Discount Notes 0 .000 01/06/26 12,411,365
TOTAL GOVERNMENT AGENCY DEBT 61,486,144
REPURCHASE AGREEMENT - 0.4%
135,118,000 (g) Fixed Income Clearing Corporation 4 .130 11/03/25 135,118,000
TOTAL REPURCHASE AGREEMENT 135,118,000
TREASURY DEBT - 0.6%
4,105,000 United States Treasury Bill 0 .000 11/04/25 4,104,564
10,000,000 United States Treasury Bill 0 .000 11/12/25 9,990,406
20,000,000 United States Treasury Bill 0 .000 11/18/25 19,967,742
25,000,000 United States Treasury Bill 0 .000 11/20/25 24,954,106
25,000,000 United States Treasury Bill 0 .000 11/25/25 24,940,737
25,000,000 United States Treasury Bill 0 .000 11/28/25 24,932,913
30,000,000 United States Treasury Bill 0 .000 12/02/25 29,906,318
25,000,000 United States Treasury Bill 0 .000 12/09/25 24,903,618
25,000,000 United States Treasury Bill 0 .000 12/16/25 24,884,975
10,000,000 United States Treasury Bill 0 .000 12/30/25 9,939,018
TOTAL TREASURY DEBT 198,524,397
TOTAL SHORT-TERM INVESTMENTS
(Cost $395,079,252) 395,128,541
TOTAL INVESTMENTS - 100.4%
(Cost $21,593,745,669) 33,072,723,792
OTHER ASSETS & LIABILITIES, NET - (0.4)% (140,900,304)
NET ASSETS - 100.0% $ 32,931,823,488

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2025
(continued)
Investments in Derivatives
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $324,398,866.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $334,499,140 or 1.0% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.130% dated 10/31/25 to be repurchased at $135,164,503 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 5/31/27, valued at $137,820,360.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 2,014 12/19/25  $ 281,669,234 $ 282,674,970 $ 1,005,736

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2025
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
ASSETS
Long-term investments, at value
*†
$ 55,431,633,367 $ 18,589,050,957 $ 11,635,812,685
Short-term investments, at value
#
687,732,593 2,758,000 31,329,989
Investments purchased with collateral from securities lending, at value (cost approximates value) 139,502,564 107,932,155 137,233,239
Cash 116,085 269,769 359
Cash denominated in foreign currencies
^
– – –
Cash collateral at brokers for investments in futures contracts – – –
Receivables:
Dividends 24,039,097 3,610,757 8,522,368
Interest 38,964 318 3,037
Investments sold 14,912 – –
Reclaims – – –
Reimbursement from Adviser 1,075,677 – –
Shares sold 18,318,517 11,359,677 4,715,074
Variation margin on futures contracts 1,751,670 – –
Other 3,471,762 1,027,290 1,220,422
Total assets 56,307,695,208 18,716,008,923 11,818,837,173
LIABILITIES
Due to affiliates 72,121 26,112 21,483
Cash collateral due to broker 287,382 – –
Cash overdraft – – –
Payables:
Management fees 1,875,074 623,274 389,311
Collateral from securities lending 139,502,564 107,932,155 137,233,239
Capital gain taxes – – –
Interest – – 3,675
Investments purchased - regular settlement 39,848,256 – 30,787,593
Shares redeemed 4,867,641 11,454,143 21,386,570
Service agreement fees 201,283 372,371 271,516
Variation margin on futures contracts – – –
Accrued expenses:
Custodian fees 211,533 80,880 65,762
Professional fees 43,961 24,706 22,936
Shareholder reporting expenses 87,675 43,433 31,109
Shareholder servicing agent fees 118,335 56,116 32,094
Trustees fees 3,060,903 974,456 955,674
12b-1 distribution and service fees 404,766 – –
Other 10,047 4,550 3,383
Total liabilities 190,591,541 121,592,196 191,204,345
Net assets $ 56,117,103,667 $ 18,594,416,727 $ 11,627,632,828
NET ASSETS CONSIST OF:
Paid-in capital $ 18,679,426,029 $ 4,485,559,596 $ 7,020,992,437
Total distributable earnings (loss) 37,437,677,638 14,108,857,131 4,606,640,391
Net assets $ 56,117,103,667 $ 18,594,416,727 $ 11,627,632,828
*
Includes securities loaned of $ 274,484,250 $ 126,299,815 $ 177,533,955
†
Long-term investments, cost $ 18,739,928,918 $ 5,122,299,187 $ 7,479,909,123
#
Short-term investments, cost $ 687,668,443 $ 2,758,000 $ 31,330,356
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ 12,507,554,448 $ 3,644,501,921 $ 8,795,256,623 $ 32,474,380,533
119,663,298 13,283,028 36,538,806 395,128,541
18,680,177 116,553,333 18,622,039 203,214,718
108 – 112,609 1,971
– – 831,450 1,658,964
2 972,531 925,708 9,625,723
5,697,769 769,775 5,518,460 74,894,551
4,298 958 2,692 15,501
1,410,176 60,470 44,549,924 22,805
– – 77,566 77,480,009
– – 722,047 466,514
5,431,490 1,496,945 996,129 10,979,405
150,357 71,500 – –
1,169,302 752,650 461,604 2,178,563
12,659,761,425 3,778,463,111 8,904,615,657 33,250,047,798
20,838 10,070 20,039 48,152
– – – –
– 230,968 – –
418,946 124,674 736,695 1,118,994
18,680,177 116,553,333 18,622,039 203,214,718
– – 75,857,264 –
– – – –
– – – 47,495,029
1,055,747 5,274,702 14,805,037 61,955,251
824,337 143,186 237,156 478,284
– – 148,598 761,586
66,200 39,067 2,449,056 963,320
26,021 40,798 52,311 52,203
33,869 22,178 28,978 83,525
67,666 11,527 6,377 78,365
1,055,514 505,330 323,610 1,905,787
– – 5,715 23,610
1,576 1,568 69,059 45,486
22,250,891 122,957,401 113,361,934 318,224,310
$ 12,637,510,534 $ 3,655,505,710 $ 8,791,253,723 $ 32,931,823,488
$ 3,710,810,591 $ 2,244,925,345 $ 6,563,022,140 $ 22,742,141,993
8,926,699,943 1,410,580,365 2,228,231,583 10,189,681,495
$ 12,637,510,534 $ 3,655,505,710 $ 8,791,253,723 $ 32,931,823,488
$ 19,484,184 $ 251,300,828 $ 75,929,068 $ 324,398,866
$ 3,770,490,413 $ 2,246,369,120 $ 5,254,052,766 $ 20,995,451,699
$ 119,646,708 $ 13,282,689 $ 36,538,681 $ 395,079,252
$ – $ – $ 831,742 $ 1,665,556

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
154
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2025
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
CLASS A:
Net assets $ 1,900,226,591 $ – $ –
Shares outstanding 38,989,382 – –
Net asset value ("NAV") per share $ 48 .74 $ – $ –
Maximum sales charge 5.75% –% –%
Offering price per share (NAV per share plus maximum sales charge) $ 51 .71 $ – $ –
CLASS I:
Net assets $ 13,223,542 $ 235,796,694 $ 120,952,355
Shares outstanding 275,994 2,906,282 4,215,526
NAV and offering price per share $ 47 .91 $ 81 .13 $ 28 .69
PREMIER CLASS:
Net assets $ 50,595,418 $ – $ –
Shares outstanding 1,059,815 – –
NAV and offering price per share $ 47 .74 $ – $ –
CLASS R6:
Net assets $ 19,656,927,230 $ 16,532,578,465 $ 10,234,471,269
Shares outstanding 410,502,796 203,270,090 356,760,079
NAV and offering price per share $ 47 .89 $ 81 .33 $ 28 .69
RETIREMENT CLASS:
Net assets $ 967,819,517 $ 1,826,041,568 $ 1,272,209,204
Shares outstanding 19,920,103 22,287,901 43,466,932
NAV and offering price per share $ 48 .59 $ 81 .93 $ 29 .27
CLASS W:
Net assets $ 33,528,311,369 $ – $ –
Shares outstanding 699,749,033 – –
NAV and offering price per share $ 47 .91 $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ – $ – $ 21,864,090 $ –
– – 1,528,992 –
$ – $ – $ 14 .30 $ –
–% –% 5.75% –%
$ – $ – $ 15 .17 $ –
$ 233,100,208 $ 22,239,421 $ 5,523,476 $ 201,641,365
3,104,375 832,354 383,389 7,211,019
$ 75 .09 $ 26 .72 $ 14 .41 $ 27 .96
$ – $ – $ 11,029,055 $ 185,139,789
– – 768,635 6,631,420
$ – $ – $ 14 .35 $ 27 .92
$ 8,409,531,914 $ 2,957,675,487 $ 1,577,535,205 $ 18,396,756,138
111,694,725 110,495,392 109,803,211 657,065,257
$ 75 .29 $ 26 .77 $ 14 .37 $ 28 .00
$ 3,994,878,412 $ 675,590,802 $ 1,141,620,143 $ 2,273,839,882
53,578,450 25,141,310 80,022,782 79,241,442
$ 74 .56 $ 26 .87 $ 14 .27 $ 28 .70
$ – $ – $ 6,033,681,754 $ 11,874,446,314
– – 418,792,818 423,791,336
$ – $ – $ 14 .41 $ 28 .02
Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2025
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
INVESTMENT INCOME
Dividends $ 636,974,377 $ 96,541,891 $ 222,125,141
Interest 18,579,320 280,337 64,260
Securities lending income, net 2,237,780 116,818 234,351
Tax withheld (230,652) (16,981) (65,248)
Total investment income 657,560,825 96,922,065 222,358,504
EXPENSES
Management fees 20,355,515 6,491,710 4,391,204
12b-1 distribution and service fees — Class A 4,355,305 – –
12b-1 distribution and service fees — Premier Class 66,563 – –
Shareholder servicing agent fees — Class A 501,162 – –
Shareholder servicing agent fees — Class I 2,982 158,760 92,026
Shareholder servicing agent fees — Premier Class 178 – –
Shareholder servicing agent fees — Class R6 55,782 47,700 22,432
Shareholder servicing agent fees — Retirement Class 2,139,235 3,587,697 3,342,893
Shareholder servicing agent fees — Class W 18,998 – –
Administrative service fees 273,012 130,239 101,868
Trustees fees 539,593 170,564 118,828
Custodian expenses 253,610 99,298 79,811
Overdraft expense 2,017 38,836 35,638
Professional fees 107,005 42,185 35,657
Registration fees 51,312 41,903 41,782
Shareholder reporting expenses 61,709 171,715 143,988
Other 213,133 80,638 84,947
Total expenses 28,997,111 11,061,245 8,491,074
Expenses reimbursed by the investment adviser (12,784,905) – –
Net expenses 16,212,206 11,061,245 8,491,074
Net investment income (loss) 641,348,619 85,860,820 213,867,430
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments
*
665,828,778 709,914,241 467,289,626
Futures contracts 20,535,806 – –
Foreign currency transactions (140,324) 4,003 2,820
Net realized gain (loss) 686,224,260 709,918,244 467,292,446
Change in unrealized appreciation (depreciation) on:
Investments
‡
8,652,959,401 3,726,662,719 513,300,057
Futures contracts 15,742,845 – –
Foreign currency translations – – –
Net change in unrealized appreciation (depreciation) 8,668,702,246 3,726,662,719 513,300,057
Net realized and unrealized gain (loss) 9,354,926,506 4,436,580,963 980,592,503
Net increase (decrease) in net assets from operations $ 9,996,275,125 $ 4,522,441,783 $ 1,194,459,933
*   Net of foreign capital gains tax $ – $ – $ –
‡
   Net of change in foreign capital gains tax $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ 139,674,782 $ 39,751,490 $ 215,115,740 $ 942,586,406
5,265,572 1,056,477 4,110,744 18,892,339
12,899 2,587,490 864,745 2,610,161
(32,614) (109,806) (25,451,005) (60,667,175)
144,920,639 43,285,651 194,640,224 903,421,731
4,427,257 1,376,559 7,666,739 12,018,954
– – 43,584 –
– – 13,309 249,838
– – 17,049 –
242,768 1,398 4,513 249,653
– – 118 349
37,190 16,344 2,486 44,784
8,330,224 1,580,881 2,264,579 4,754,027
– – 3,417 7,146
100,582 37,890 77,176 225,368
115,743 36,271 82,001 323,887
80,395 51,152 3,004,829 1,212,328
4,766 236 – 37
38,139 46,556 61,988 89,081
37,611 31,414 34,868 57,281
143,194 100,313 83,897 300,299
69,629 38,067 379,504 417,502
13,627,498 3,317,081 13,740,057 19,950,534
– – (7,795,685) (5,348,614)
13,627,498 3,317,081 5,944,372 14,601,920
131,293,141 39,968,570 188,695,852 888,819,811
143,611,952 116,782,237 (248,084,978) (579,818,102)
15,373,599 (2,823,114) 14,334,536 78,880,266
2,232 9,014 (1,003,449) 121,444
158,987,783 113,968,137 (234,753,891) (500,816,392)
1,903,962,800 302,429,827 2,072,071,556 5,996,526,337
1,973,667 338,774 3,047,270 6,870,303
– – 273,244 5,511,784
1,905,936,467 302,768,601 2,075,392,070 6,008,908,424
2,064,924,250 416,736,738 1,840,638,179 5,508,092,032
$ 2,196,217,391 $ 456,705,308 $ 2,029,334,031 $ 6,396,911,843
$ – $ – $ 8,706,792 $ –
$ – $ – $ 143,072 $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

4.1
Equity Index
4.2
Large Cap Growth Index
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 641,348,619 $ 611,964,641 $ 85,860,820 $ 86,164,500
Net realized gain (loss) 686,224,260 306,004,095 709,918,244 445,107,135
Net change in unrealized appreciation
(depreciation) 8,668,702,246 12,552,057,408 3,726,662,719 4,035,272,796
Net increase (decrease) in net assets from
operations 9,996,275,125 13,470,026,144 4,522,441,783 4,566,544,431
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (22,985,450) (17,320,318) – –
Class I (143,142) (188,495) (6,591,748) (3,675,485)
Premier Class (626,797) (574,328) – –
Class R6 (273,803,382) (205,917,296) (454,361,528) (202,563,375)
Retirement Class (11,496,075) (8,931,289) (40,172,601) (16,642,617)
Class W (469,124,577) (370,777,019) – –
Total distributions (778,179,423) (603,708,745) (501,125,877) (222,881,477)
FUND SHARE TRANSACTIONS
Subscriptions 5,747,479,626 3,305,781,567 3,228,685,700 2,916,875,443
Reinvestments of distributions 776,183,537 601,281,670 431,267,751 189,745,769
Redemptions (7,196,757,989) (5,316,395,627) (4,117,204,554) (2,953,167,397)
Net increase (decrease) from Fund share
transactions (673,094,826) (1,409,332,390) (457,251,103) 153,453,815
Net increase (decrease) in net assets 8,545,000,876 11,456,985,009 3,564,064,803 4,497,116,769
Net assets at the beginning of period 47,572,102,791 36,115,117,782 15,030,351,924 10,533,235,155
Net assets at the end of period $ 56,117,103,667 $ 47,572,102,791 $ 18,594,416,727 $ 15,030,351,924

See Notes to Financial Statements

4.3
Large Cap Value Index
4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity Index
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
$ 213,867,430 $ 204,621,642 $ 131,293,141 $ 129,296,891 $ 39,968,570 $ 45,045,929 $ 188,695,852 $ 167,595,285
467,292,446 95,707,372 158,987,783 51,251,087 113,968,137 171,327,070 (234,753,891) (205,900,758)
513,300,057 2,171,634,108 1,905,936,467 2,757,805,036 302,768,601 729,715,416 2,075,392,070 1,305,895,122
1,194,459,933 2,471,963,122 2,196,217,391 2,938,353,014 456,705,308 946,088,415 2,029,334,031 1,267,589,649
– – – – – – – –
– – – – – – (402,420) (491,613)
(3,098,412) (5,116,228) (2,454,325) (2,052,396) (1,560,838) (447,340) (127,114) (147,073)
– – – – – – (206,686) (256,445)
(269,496,036) (346,074,951) (116,309,959) (92,610,354) (184,177,629) (82,901,086) (37,144,733) (35,218,813)
(37,427,013) (64,593,220) (40,275,761) (29,749,791) (40,642,346) (18,512,544) (20,627,137) (17,569,792)
– – – – – – (148,087,246) (126,351,017)
(310,021,461) (415,784,399) (159,040,045) (124,412,541) (226,380,813) (101,860,970) (206,595,336) (180,034,753)
2,152,064,574 2,127,268,951 1,545,793,386 1,040,096,036 357,821,185 411,519,009 1,278,500,774 1,247,321,231
268,805,606 359,538,957 157,208,034 122,951,683 222,027,408 99,980,070 206,571,360 180,001,479
(2,545,100,155) (1,659,015,602) (1,815,630,736) (1,106,906,963) (675,935,706) (621,137,215) (1,558,277,494) (690,284,611)
(124,229,975) 827,792,306 (112,629,316) 56,140,756 (96,087,113) (109,638,136) (73,205,360) 737,038,099
760,208,497 2,883,971,029 1,924,548,030 2,870,081,229 134,237,382 734,589,309 1,749,533,335 1,824,592,995
10,867,424,331 7,983,453,302 10,712,962,504 7,842,881,275 3,521,268,328 2,786,679,019 7,041,720,388 5,217,127,393
$ 11,627,632,828 $ 10,867,424,331 $ 12,637,510,534 $ 10,712,962,504 $ 3,655,505,710 $ 3,521,268,328 $ 8,791,253,723 $ 7,041,720,388

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
160
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
4.7
International Equity Index
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 888,819,811 $ 727,404,371
Net realized gain (loss) (500,816,392) (202,857,741)
Net change in unrealized appreciation (depreciation) 6,008,908,424 3,920,576,153
Net increase (decrease) in net assets from operations 6,396,911,843 4,445,122,783
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class I (5,447,414) (15,540,494)
Premier Class (4,434,973) (4,403,485)
Class R6 (454,802,619) (353,653,228)
Retirement Class (45,014,620) (37,519,557)
Class W (324,769,297) (287,041,379)
Total distributions (834,468,923) (698,158,143)
FUND SHARE TRANSACTIONS
Subscriptions 4,051,508,380 5,489,734,875
Reinvestments of distributions 815,826,111 680,909,346
Redemptions (4,663,322,039) (2,769,752,680)
Net increase (decrease) from Fund share transactions 204,012,452 3,400,891,541
Net increase (decrease) in net assets 5,766,455,372 7,147,856,181
Net assets at the beginning of period 27,165,368,116 20,017,511,935
Net assets at the end of period $ 32,931,823,488 $ 27,165,368,116

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.1
Equity Index
Class A:
10/31/25 $ 41.01 $ 0.42 $ 7.87 $ 8.29 $ (0.43) $ (0.13) $ (0.56) $ 48.74
10/31/24 30.22 0.41 10.79 11.20 (0.41) — (0.41) 41.01
10/31/23 28.39 0.41 1.85 2.26 (0.36) (0.07) (0.43) 30.22
10/31/22 34.70 0.38 (6.07) (5.69) (0.32) (0.30) (0.62) 28.39
10/31/21 24.48 0.32 10.23 10.55 (0.33) — (0.33) 34.70
Class I:
10/31/25 40.28 0.52 7.73 8.25 (0.49) (0.13) (0.62) 47.91
10/31/24 29.69 0.47 10.58 11.05 (0.46) — (0.46) 40.28
10/31/23 27.88 0.46 1.81 2.27 (0.39) (0.07) (0.46) 29.69
10/31/22 34.11 0.41 (5.95) (5.54) (0.39) (0.30) (0.69) 27.88
10/31/21 24.05 0.35 10.06 10.41 (0.35) — (0.35) 34.11
Premier Class:
10/31/25 40.17 0.47 7.70 8.17 (0.47) (0.13) (0.60) 47.74
10/31/24 29.60 0.45 10.56 11.01 (0.44) — (0.44) 40.17
10/31/23 27.81 0.44 1.81 2.25 (0.39) (0.07) (0.46) 29.60
10/31/22 34.01 0.39 (5.93) (5.54) (0.36) (0.30) (0.66) 27.81
10/31/21 23.99 0.35 10.03 10.38 (0.36) — (0.36) 34.01
Class R6:
10/31/25 40.30 0.53 7.73 8.26 (0.54) (0.13) (0.67) 47.89
10/31/24 29.69 0.50 10.61 11.11 (0.50) — (0.50) 40.30
10/31/23 27.90 0.48 1.81 2.29 (0.43) (0.07) (0.50) 29.69
10/31/22 34.12 0.44 (5.95) (5.51) (0.41) (0.30) (0.71) 27.90
10/31/21 24.07 0.39 10.06 10.45 (0.40) — (0.40) 34.12
Retirement Class:
10/31/25 40.88 0.43 7.85 8.28 (0.44) (0.13) (0.57) 48.59
10/31/24 30.12 0.42 10.76 11.18 (0.42) — (0.42) 40.88
10/31/23 28.29 0.42 1.83 2.25 (0.35) (0.07) (0.42) 30.12
10/31/22 34.59 0.37 (6.04) (5.67) (0.33) (0.30) (0.63) 28.29
10/31/21 24.40 0.32 10.21 10.53 (0.34) — (0.34) 34.59
Class W:
10/31/25 40.32 0.55 7.72 8.27 (0.55) (0.13) (0.68) 47.91
10/31/24 29.71 0.52 10.60 11.12 (0.51) — (0.51) 40.32
10/31/23 27.91 0.50 1.81 2.31 (0.44) (0.07) (0.51) 29.71
10/31/22 34.13 0.45 (5.94) (5.49) (0.43) (0.30) (0.73) 27.91
10/31/21 24.08 0.41 10.05 10.46 (0.41) — (0.41) 34.13
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
20.38% $ 1,900,227 0.32% 0.32% 0.97% 7%
37.39 1,684,649 0.32 0.32 1.10 3
8.05 1,276,703 0.32 0.32 1.37 4
(c)
(16.70) 1,231,300 0.32 0.28 1.22 7
43.45 1,493,507 0.32 0.32 1.02 7
(c)
20.67 13,224 0.07 0.07 1.21 7
37.62 9,344 0.15 0.15 1.30 3
8.25 11,988 0.15 0.15 1.54 4
(c)
(16.59) 11,341 0.15 0.15 1.33 7
43.66 14,119 0.17 0.17 1.16 7
(c)
20.53 50,595 0.19 0.19 1.10 7
37.55 42,186 0.20 0.20 1.24 3
8.18 40,778 0.20 0.20 1.50 4
(c)
(16.62) 54,969 0.20 0.20 1.30 7
43.64 71,581 0.20 0.20 1.15 7
(c)
20.70 19,656,927 0.04 0.04 1.25 7
37.78 16,533,797 0.05 0.05 1.38 3
8.32 12,336,618 0.05 0.05 1.64 4
(c)
(16.50) 11,632,072 0.05 0.05 1.46 7
43.84 12,335,597 0.05 0.05 1.30 7
(c)
20.42 967,820 0.29 0.29 1.00 7
37.44 833,358 0.30 0.30 1.13 3
8.05 647,237 0.30 0.30 1.39 4
(c)
(16.71) 651,723 0.30 0.30 1.20 7
43.50 838,804 0.30 0.30 1.05 7
(c)
20.74 33,528,311 0.04 0.00 1.29 7
37.85 28,468,770 0.05 0.00 1.42 3
8.40 21,801,793 0.05 0.00 1.68 4
(c)
(16.46) 19,193,641 0.05 0.00 1.50 7
43.88 20,403,908 0.05 0.00 1.34 7
(c)

Financial Highlights
(continued)
See Notes to Financial Statements
164
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.2
Large Cap Growth Index
Class I:
10/31/25 $ 64.15 $ 0.33 $ 18.76 $ 19.09 $ (0.33) $ (1.78) $ (2.11) $ 81.13
10/31/24 45.52 0.33 19.25 19.58 (0.36) (0.59) (0.95) 64.15
10/31/23 42.34 0.33 6.88 7.21 (0.36) (3.67) (4.03) 45.52
10/31/22 61.13 0.35 (14.14) (13.79) (0.44) (4.56) (5.00) 42.34
10/31/21 43.57 0.32 18.12 18.44 (0.29) (0.59) (0.88) 61.13
Class R6:
10/31/25 64.32 0.38 18.81 19.19 (0.40) (1.78) (2.18) 81.33
10/31/24 45.62 0.39 19.29 19.68 (0.39) (0.59) (0.98) 64.32
10/31/23 42.43 0.39 6.88 7.27 (0.41) (3.67) (4.08) 45.62
10/31/22 61.25 0.41 (14.17) (13.76) (0.50) (4.56) (5.06) 42.43
10/31/21 43.65 0.39 18.15 18.54 (0.35) (0.59) (0.94) 61.25
Retirement Class:
10/31/25 64.79 0.21 18.96 19.17 (0.25) (1.78) (2.03) 81.93
10/31/24 45.97 0.24 19.45 19.69 (0.28) (0.59) (0.87) 64.79
10/31/23 42.70 0.29 6.94 7.23 (0.29) (3.67) (3.96) 45.97
10/31/22 61.61 0.29 (14.28) (13.99) (0.36) (4.56) (4.92) 42.70
10/31/21 43.91 0.26 18.27 18.53 (0.24) (0.59) (0.83) 61.61
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
30.35% $ 235,797 0.12% 0.12% 0.48% 27%
43.61 198,405 0.16 0.16 0.57 27
18.74 170,531 0.16 0.16 0.76 32
(c)
(24.73) 84,495 0.16 0.16 0.72 34
42.93 81,993 0.17 0.17 0.61 31
30.45 16,532,578 0.05 0.05 0.55 27
43.76 13,554,206 0.05 0.05 0.67 27
18.86 9,494,986 0.05 0.05 0.90 32
(c)
(24.65) 8,034,639 0.05 0.05 0.84 34
43.11 10,180,858 0.05 0.05 0.73 31
30.14 1,826,042 0.29 0.29 0.30 27
43.37 1,277,741 0.30 0.30 0.42 27
18.58 867,718 0.30 0.30 0.66 32
(c)
(24.84) 757,262 0.30 0.30 0.58 34
42.77 1,085,055 0.30 0.30 0.48 31

Financial Highlights
(continued)
See Notes to Financial Statements
166
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.3
Large Cap Value Index
Class I:
10/31/25 $ 26.57 $ 0.51 $ 2.36 $ 2.87 $ (0.49) $ (0.26) $ (0.75) $ 28.69
10/31/24 21.35 0.50 5.84 6.34 (0.52) (0.60) (1.12) 26.57
10/31/23 22.24 0.47 (0.45) 0.02 (0.42) (0.49) (0.91) 21.35
10/31/22 24.82 0.44 (2.14) (1.70) (0.41) (0.47) (0.88) 22.24
10/31/21 17.67 0.36 7.22 7.58 (0.43) — (0.43) 24.82
Class R6:
10/31/25 26.57 0.53 2.37 2.90 (0.52) (0.26) (0.78) 28.69
10/31/24 21.34 0.53 5.83 6.36 (0.53) (0.60) (1.13) 26.57
10/31/23 22.29 0.52 (0.48) 0.04 (0.50) (0.49) (0.99) 21.34
10/31/22 24.89 0.48 (2.16) (1.68) (0.45) (0.47) (0.92) 22.29
10/31/21 17.72 0.44 7.19 7.63 (0.46) — (0.46) 24.89
Retirement Class:
10/31/25 27.09 0.48 2.41 2.89 (0.45) (0.26) (0.71) 29.27
10/31/24 21.74 0.48 5.95 6.43 (0.48) (0.60) (1.08) 27.09
10/31/23 22.68 0.48 (0.48) — (0.45) (0.49) (0.94) 21.74
10/31/22 25.32 0.43 (2.20) (1.77) (0.40) (0.47) (0.87) 22.68
10/31/21 18.03 0.39 7.32 7.71 (0.42) — (0.42) 25.32
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10.97% $ 120,952 0.13% 0.13% 1.89% 31%
30.76 107,708 0.17 0.17 2.05 27
(0.04) 101,091 0.18 0.18 2.15 26
(c)
(7.11) 17,967 0.19 0.19 1.92 21
43.47 16,207 0.19 0.19 1.60 29
11.09 10,234,471 0.05 0.05 1.98 31
30.90 9,288,489 0.05 0.05 2.15 27
0.09 6,571,229 0.05 0.05 2.34 26
(c)
(6.99) 6,667,880 0.05 0.05 2.08 21
43.69 7,684,426 0.05 0.05 1.93 29
10.82 1,272,209 0.30 0.30 1.74 31
30.56 1,471,227 0.30 0.30 1.92 27
(0.13) 1,311,133 0.30 0.30 2.09 26
(c)
(7.25) 1,233,751 0.30 0.30 1.83 21
43.28 1,279,443 0.30 0.30 1.67 29

Financial Highlights
(continued)
See Notes to Financial Statements
168
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.4
S&P 500 Index
Class I:
10/31/25 $ 62.77 $ 0.75 $ 12.46 $ 13.21 $ (0.72) $ (0.17) $ (0.89) $ 75.09
10/31/24 46.21 0.73 16.54 17.27 (0.71) — (0.71) 62.77
10/31/23 42.76 0.69 3.51 4.20 (0.64) (0.11) (0.75) 46.21
10/31/22 50.99 0.63 (8.00) (7.37) (0.57) (0.29) (0.86) 42.76
10/31/21 36.27 0.56 14.74 15.30 (0.58) — (0.58) 50.99
Class R6:
10/31/25 62.93 0.84 12.50 13.34 (0.81) (0.17) (0.98) 75.29
10/31/24 46.33 0.80 16.57 17.37 (0.77) — (0.77) 62.93
10/31/23 42.87 0.76 3.50 4.26 (0.69) (0.11) (0.80) 46.33
10/31/22 51.11 0.69 (8.00) (7.31) (0.64) (0.29) (0.93) 42.87
10/31/21 36.35 0.62 14.77 15.39 (0.63) — (0.63) 51.11
Retirement Class:
10/31/25 62.35 0.67 12.37 13.04 (0.66) (0.17) (0.83) 74.56
10/31/24 45.91 0.65 16.44 17.09 (0.65) — (0.65) 62.35
10/31/23 42.49 0.64 3.47 4.11 (0.58) (0.11) (0.69) 45.91
10/31/22 50.67 0.57 (7.94) (7.37) (0.52) (0.29) (0.81) 42.49
10/31/21 36.06 0.51 14.64 15.15 (0.54) — (0.54) 50.67
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
21.24% $ 233,100 0.17% 0.17% 1.14% 8%
37.75 174,689 0.18 0.18 1.28 3
9.95 134,151 0.18 0.18 1.52 2
(c)
(14.74) 114,843 0.18 0.18 1.35 5
42.63 134,424 0.18 0.18 1.25 7
(c)
21.40 8,409,532 0.05 0.05 1.26 8
37.91 7,512,868 0.05 0.05 1.41 3
10.09 5,617,665 0.05 0.05 1.65 2
(c)
(14.62) 4,933,068 0.05 0.05 1.47 5
42.82 6,310,496 0.05 0.05 1.38 7
(c)
21.09 3,994,878 0.30 0.30 1.01 8
37.59 3,025,406 0.30 0.30 1.16 3
9.80 2,091,065 0.30 0.30 1.40 2
(c)
(14.83) 1,784,834 0.30 0.30 1.23 5
42.43 2,107,555 0.30 0.30 1.13 7
(c)

Financial Highlights
(continued)
See Notes to Financial Statements
170
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.5
Small Cap Blend Index
Class I:
10/31/25 $ 24.80 $ 0.28 $ 3.22 $ 3.50 $ (0.39) $ (1.19) $ (1.58) $ 26.72
10/31/24 19.13 0.26 6.08 6.34 (0.37) (0.30) (0.67) 24.80
10/31/23 21.29 0.36 (2.16) (1.80) (0.29) (0.07) (0.36) 19.13
10/31/22 28.48 0.28 (5.20) (4.92) (0.29) (1.98) (2.27) 21.29
10/31/21 19.41 0.23 9.46 9.69 (0.23) (0.39) (0.62) 28.48
Class R6:
10/31/25 24.88 0.29 3.23 3.52 (0.44) (1.19) (1.63) 26.77
10/31/24 19.17 0.32 6.09 6.41 (0.40) (0.30) (0.70) 24.88
10/31/23 21.34 0.39 (2.17) (1.78) (0.32) (0.07) (0.39) 19.17
10/31/22 28.54 0.32 (5.22) (4.90) (0.32) (1.98) (2.30) 21.34
10/31/21 19.45 0.27 9.47 9.74 (0.26) (0.39) (0.65) 28.54
Retirement Class:
10/31/25 24.98 0.23 3.22 3.45 (0.37) (1.19) (1.56) 26.87
10/31/24 19.25 0.26 6.11 6.37 (0.34) (0.30) (0.64) 24.98
10/31/23 21.41 0.34 (2.17) (1.83) (0.26) (0.07) (0.33) 19.25
10/31/22 28.62 0.26 (5.24) (4.98) (0.25) (1.98) (2.23) 21.41
10/31/21 19.51 0.20 9.51 9.71 (0.21) (0.39) (0.60) 28.62
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
14.37% $ 22,239 0.06% 0.06% 1.16% 13%
33.79 23,031 0.46 0.24 1.14 18
(8.56) 11,803 0.71 0.20 1.71 16
(18.53) 12,338 0.67 0.21 1.22 25
50.57 13,774 0.76 0.20 0.85 33
14.40 2,957,675 0.05 0.05 1.21 13
34.11 2,837,755 0.06 0.06 1.38 18
(8.43) 2,204,534 0.05 0.05 1.86 16
(18.42) 2,548,376 0.06 0.06 1.38 25
50.75 3,552,723 0.05 0.05 1.00 33
14.06 675,591 0.30 0.30 0.96 13
33.71 660,483 0.31 0.31 1.13 18
(8.62) 570,342 0.30 0.30 1.62 16
(18.63) 742,366 0.31 0.31 1.12 25
50.39 1,095,078 0.30 0.30 0.75 33

Financial Highlights
(continued)
See Notes to Financial Statements
172
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.6
Emerging Markets Equity Index
Class A:
10/31/25 $ 11.43 $ 0.24 $ 2.91 $ 3.15 $ (0.28) $ — $ (0.28) $ 14.30
10/31/24 9.57 0.24 1.90 2.14 (0.28) — (0.28) 11.43
10/31/23 8.87 0.23 0.68 0.91 (0.21) — (0.21) 9.57
10/31/22 13.13 0.28 (4.30) (4.02) (0.24) — (0.24) 8.87
10/31/21 11.59 0.22 1.55 1.77 (0.23) — (0.23) 13.13
Class I:
10/31/25 11.51 0.27 2.93 3.20 (0.30) — (0.30) 14.41
10/31/24 9.64 0.26 1.92 2.18 (0.31) — (0.31) 11.51
10/31/23 8.93 0.24 0.69 0.93 (0.22) — (0.22) 9.64
10/31/22 13.23 0.33 (4.36) (4.03) (0.27) — (0.27) 8.93
10/31/21 11.65 0.24 1.57 1.81 (0.23) — (0.23) 13.23
Premier Class:
10/31/25 11.47 0.27 2.90 3.17 (0.29) — (0.29) 14.35
10/31/24 9.58 0.26 1.92 2.18 (0.29) — (0.29) 11.47
10/31/23 8.88 0.25 0.68 0.93 (0.23) — (0.23) 9.58
10/31/22 13.15 0.31 (4.32) (4.01) (0.26) — (0.26) 8.88
10/31/21 11.60 0.25 1.55 1.80 (0.25) — (0.25) 13.15
Class R6:
10/31/25 11.49 0.29 2.91 3.20 (0.32) — (0.32) 14.37
10/31/24 9.61 0.28 1.92 2.20 (0.32) — (0.32) 11.49
10/31/23 8.91 0.27 0.68 0.95 (0.25) — (0.25) 9.61
10/31/22 13.20 0.32 (4.32) (4.00) (0.29) — (0.29) 8.91
10/31/21 11.64 0.27 1.56 1.83 (0.27) — (0.27) 13.20
Retirement Class:
10/31/25 11.41 0.26 2.89 3.15 (0.29) — (0.29) 14.27
10/31/24 9.55 0.25 1.91 2.16 (0.30) — (0.30) 11.41
10/31/23 8.86 0.24 0.67 0.91 (0.22) — (0.22) 9.55
10/31/22 13.12 0.29 (4.30) (4.01) (0.25) — (0.25) 8.86
10/31/21 11.57 0.24 1.55 1.79 (0.24) — (0.24) 13.12
Class W:
10/31/25 11.52 0.30 2.92 3.22 (0.33) — (0.33) 14.41
10/31/24 9.64 0.30 1.92 2.22 (0.34) — (0.34) 11.52
10/31/23 8.94 0.29 0.67 0.96 (0.26) — (0.26) 9.64
10/31/22 13.23 0.34 (4.33) (3.99) (0.30) — (0.30) 8.94
10/31/21 11.66 0.29 1.57 1.86 (0.29) — (0.29) 13.23
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
28.24% $ 21,864 0.50% 0.50% 2.04% 14%
22.88 16,860 0.49 0.49 2.22 5
10.20 16,665 0.49 0.49 2.31 14
(31.19) 16,002 0.53 0.50 2.51 7
15.32 23,317 0.56 0.56 1.65 33
(c)
28.57 5,523 0.24 0.24 2.29 14
23.14 4,876 0.29 0.29 2.45 5
10.32 4,602 0.29 0.29 2.37 14
(31.08) 6,895 0.33 0.33 3.01 7
15.61 4,300 0.32 0.32 1.77 33
(c)
28.42 11,029 0.30 0.30 2.23 14
23.22 8,173 0.31 0.31 2.45 5
10.39 8,771 0.31 0.31 2.43 14
(31.06) 22,113 0.34 0.34 2.74 7
15.58 28,510 0.33 0.33 1.80 33
(c)
28.63 1,577,535 0.15 0.15 2.41 14
23.43 1,346,384 0.16 0.16 2.58 5
10.52 1,053,054 0.16 0.16 2.63 14
(30.98) 1,010,505 0.19 0.19 2.91 7
15.77 1,165,241 0.18 0.18 1.96 33
(c)
28.35 1,141,620 0.40 0.40 2.14 14
23.07 800,393 0.41 0.41 2.34 5
10.19 562,249 0.41 0.41 2.41 14
(31.12) 438,986 0.44 0.44 2.64 7
15.55 556,244 0.43 0.43 1.74 33
(c)
28.82 6,033,682 0.15 0.00 2.53 14
23.54 4,865,035 0.16 0.00 2.75 5
10.69 3,571,788 0.16 0.00 2.82 14
(30.81) 3,053,793 0.19 0.00 3.07 7
16.00 3,377,750 0.18 0.00 2.17 33
(c)

Financial Highlights
(continued)
See Notes to Financial Statements
174
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.7
International Equity Index
Class I:
10/31/25 $ 23.35 $ 0.70 $ 4.57 $ 5.27 $ (0.66) $ — $ (0.66) $ 27.96
10/31/24 19.71 0.52 3.77 4.29 (0.65) — (0.65) 23.35
10/31/23 17.56 0.72 1.95 2.67 (0.52) — (0.52) 19.71
10/31/22 23.51 0.61 (5.89) (5.28) (0.67) — (0.67) 17.56
10/31/21 17.90 0.59 5.42 6.01 (0.40) — (0.40) 23.51
Premier Class:
10/31/25 23.32 0.69 4.57 5.26 (0.66) — (0.66) 27.92
10/31/24 19.70 0.66 3.61 4.27 (0.65) — (0.65) 23.32
10/31/23 17.55 0.61 2.05 2.66 (0.51) — (0.51) 19.70
10/31/22 23.48 0.59 (5.87) (5.28) (0.65) — (0.65) 17.55
10/31/21 17.87 0.58 5.42 6.00 (0.39) — (0.39) 23.48
Class R6:
10/31/25 23.39 0.74 4.57 5.31 (0.70) — (0.70) 28.00
10/31/24 19.75 0.68 3.65 4.33 (0.69) — (0.69) 23.39
10/31/23 17.60 0.64 2.05 2.69 (0.54) — (0.54) 19.75
10/31/22 23.56 0.64 (5.91) (5.27) (0.69) — (0.69) 17.60
10/31/21 17.93 0.61 5.44 6.05 (0.42) — (0.42) 23.56
Retirement Class:
10/31/25 23.95 0.69 4.70 5.39 (0.64) — (0.64) 28.70
10/31/24 20.22 0.64 3.72 4.36 (0.63) — (0.63) 23.95
10/31/23 18.00 0.60 2.11 2.71 (0.49) — (0.49) 20.22
10/31/22 24.08 0.60 (6.05) (5.45) (0.63) — (0.63) 18.00
10/31/21 18.32 0.57 5.56 6.13 (0.37) — (0.37) 24.08
Class W:
10/31/25 23.40 0.75 4.58 5.33 (0.71) — (0.71) 28.02
10/31/24 19.77 0.70 3.63 4.33 (0.70) — (0.70) 23.40
10/31/23 17.61 0.65 2.06 2.71 (0.55) — (0.55) 19.77
10/31/22 23.57 0.65 (5.91) (5.26) (0.70) — (0.70) 17.61
10/31/21 17.94 0.63 5.43 6.06 (0.43) — (0.43) 23.57
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
23.20% $ 201,641 0.18% 0.18% 2.82% 9%
22.13 188,362 0.18 0.18 2.31 4
15.24 474,257 0.19 0.19 3.45 8
(c)
(23.10) 135,488 0.17 0.17 3.03 5
33.86 156,717 0.17 0.17 2.65 5
(c)
23.17 185,140 0.20 0.20 2.79 9
22.07 156,581 0.20 0.20 2.90 4
15.21 133,705 0.20 0.20 3.00 8
(c)
(23.10) 138,009 0.20 0.20 2.91 5
33.87 235,696 0.20 0.20 2.60 5
(c)
23.34 18,396,756 0.05 0.05 2.96 9
22.31 14,941,627 0.05 0.05 2.99 4
15.34 10,116,149 0.05 0.05 3.11 8
(c)
(23.00) 8,366,604 0.05 0.05 3.14 5
34.05 9,784,831 0.05 0.05 2.72 5
(c)
23.09 2,273,840 0.30 0.30 2.71 9
21.94 1,649,021 0.30 0.30 2.74 4
15.09 1,199,275 0.30 0.30 2.86 8
(c)
(23.20) 1,025,583 0.30 0.30 2.86 5
33.74 1,409,903 0.30 0.30 2.50 5
(c)
23.43 11,874,446 0.05 0.00 3.00 9
22.30 10,229,776 0.05 0.00 3.05 4
15.45 8,094,126 0.05 0.00 3.15 8
(c)
(22.96) 7,066,985 0.05 0.00 3.21 5
34.09 7,359,293 0.05 0.00 2.80 5
(c)

Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2025, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2025 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more with respect to the Equity Index and Emerging Market Equity Index are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier
Class, Class R6, Retirement Class and Class W shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more
Fund Name Short Name
Nuveen Equity Index Fund Equity Index
Nuveen Large Cap Growth Index Fund Large Cap Growth Index
Nuveen Large Cap Value Index Fund Large Cap Value Index
Nuveen S&P 500 Index Fund S&P 500 Index
Nuveen Small Cap Blend Index Fund Small Cap Blend Index
Nuveen Emerging Markets Equity Index Fund Emerging Market Equity Index
Nuveen International Equity Index Fund International Equity Index

reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.

Notes to Financial Statements
(continued)

Segment Reporting : In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU
2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted
ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The
CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the
CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the
Statement of Operations.
New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements
to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024.
Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $55,431,542,959 $— $14,618 $55,431,557,577
Rights/Warrants — — 75,790 75,790
Investments purchased with collateral from securities lending 139,502,564 — — 139,502,564
Short-Term Investments
:
Government agency debt — 95,289,885 — 95,289,885
Repurchase agreement — 339,641,000 — 339,641,000
Treasury debt — 252,801,708 — 252,801,708
Investments in Derivatives
:
Futures contracts* 13,740,155 — — 13,740,155
Total $55,584,785,678 $687,732,593 $90,408 $56,272,608,679
1 1 1 1 1
Large Cap Growth Index
Long-Term Investments
:
Common stocks $18,504,641,129 $— $— $18,504,641,129
Investment companies 84,409,828 — — 84,409,828
Investments purchased with collateral from securities lending 107,932,155 — — 107,932,155
Short-Term Investments
:
Repurchase agreement — 2,758,000 — 2,758,000
Total $18,696,983,112 $2,758,000 $— $18,699,741,112
1 1 1 1 1
Large Cap Value Index
Long-Term Investments
:
Common stocks $11,577,151,601 $— $432 $11,577,152,033
Investment companies 58,660,652 — — 58,660,652
Investments purchased with collateral from securities lending 137,233,239 — — 137,233,239
Short-Term Investments
:
Government agency debt — 4,984,989 — 4,984,989
Repurchase agreement — 26,345,000 — 26,345,000
Total $11,773,045,492 $31,329,989 $432 $11,804,375,913
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
S&P 500 Index
Long-Term Investments
:
Common stocks $12,507,554,448 $— $— $12,507,554,448
Investments purchased with collateral from securities lending 18,680,177 — — 18,680,177
Short-Term Investments
:
Government agency debt — 30,365,542 — 30,365,542
Repurchase agreement — 37,281,000 — 37,281,000
Treasury debt — 52,016,756 — 52,016,756
Investments in Derivatives
:
Futures contracts* 1,172,926 — — 1,172,926
Total $12,527,407,551 $119,663,298 $— $12,647,070,849
1 1 1 1 1
Small Cap Blend Index
Long-Term Investments
:
Common stocks $3,644,430,337 $— $30,444 $3,644,460,781
Rights/Warrants — — 41,140 41,140
Investments purchased with collateral from securities lending 116,553,333 — — 116,553,333
Short-Term Investments
:
Government agency debt — 4,972,028 — 4,972,028
Repurchase agreement — 8,311,000 — 8,311,000
Investments in Derivatives
:
Futures contracts* 40,889 — — 40,889
Total $3,761,024,559 $13,283,028 $71,584 $3,774,379,171
1 1 1 1 1
Emerging Markets Equity Index
Long-Term Investments
:
Common stocks $1,075,820,572 $7,700,502,380 $18,620,649 $8,794,943,601
Preferred stocks — — 99 99
Rights/Warrants — — 312,923 312,923
Investments purchased with collateral from securities lending 18,622,039 — — 18,622,039
Short-Term Investments
:
Government agency debt — 13,187,806 — 13,187,806
Repurchase agreement — 23,351,000 — 23,351,000
Investments in Derivatives
:
Futures contracts* 740,818 — — 740,818
Total $1,095,183,429 $7,737,041,186 $18,933,671 $8,851,158,286
1 1 1 1 1
International Equity Index
Long-Term Investments
:
Common stocks $721,893,204 $31,752,487,329 $—** $32,474,380,533
Investments purchased with collateral from securities lending 203,214,718 — — 203,214,718
Short-Term Investments
:
Government agency debt — 61,486,144 — 61,486,144
Repurchase agreement — 135,118,000 — 135,118,000
Treasury debt — 198,524,397 — 198,524,397
Investments in Derivatives
:
Futures contracts* 1,005,736 — — 1,005,736
Total $926,113,658 $32,147,615,870 $— $33,073,729,528
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
** Value equals zero as of the end of the reporting period.

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Equity Index Fixed Income Clearing Corporation $ 339,641,000 $ (346,433,820)
Large Cap Growth Index Fixed Income Clearing Corporation 2,758,000 (2,813,294)
Large Cap Value Index Fixed Income Clearing Corporation 26,345,000 (26,872,005)
S&P 500 Index Fixed Income Clearing Corporation 37,281,000 (38,026,805)
Small Cap Blend Index Fixed Income Clearing Corporation 8,311,000 (8,477,271)
Emerging Markets Equity Index Fixed Income Clearing Corporation 23,351,000 (23,818,108)
International Equity Index Fixed Income Clearing Corporation 135,118,000 (137,820,360)
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Equity Index $274,484,250 $139,502,564 $141,040,048 $280,542,612
Large Cap Growth Index 126,299,815 107,932,155 21,485,349 129,417,504
Large Cap Value Index 177,533,955 137,233,239 43,589,035 180,822,274
S&P 500 Index 19,484,184 18,680,177 1,010,359 19,690,536
Small Cap Blend Index 251,300,828 116,553,333 140,728,935 257,282,268
Emerging Markets Equity Index 75,929,068 18,622,039 62,505,234 81,127,273
International Equity Index 324,398,866 203,214,718 141,790,393 345,005,111
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
4.1
Equity Index $ 3,735,593,755 $ – $ 5,066,263,403 $ –
4.2
Large Cap Growth Index 4,371,315,328 – 5,241,227,587 –
4.3
Large Cap Value Index 3,422,516,715 – 3,620,297,114 –
4.4
S&P 500 Index 833,916,626 – 1,010,755,411 –
4.5
Small Cap Blend Index 447,307,891 – 710,807,698 –
4.6
Emerging Markets Equity Index 1,098,726,174 9,949,833 1,076,834,668 9,998,878
4.7
International Equity Index 3,028,710,563 9,949,833 2,582,560,857 9,998,089

Notes to Financial Statements
(continued)

5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. During the current fiscal period, the Funds listed below used equity index futures to equitize cash in their portfolios.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Fund Average Notional Amount of Futures Contracts Outstanding*
4.1
Equity Index $ 367,207,381
4.4
S&P 500 Index 108,005,708
4.5
Small Cap Blend Index 20,920,724
4.6
Emerging Markets Equity Index 100,889,643
4.7
International Equity Index 398,863,434
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Equity Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 13,740,155 - $ –
1 1 1 1 1 1 1 1
S&P 500 Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1,172,926 - –
1 1 1 1 1 1 1 1
Small Cap Blend Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
40,889 - –
1 1 1 1 1 1 1 1
Emerging Markets Equity Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
740,818 - –
1 1 1 1 1 1 1 1
International Equity Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1,005,736 - –
1 1 1 1 1 1 1 1

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows :
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
4.1
Equity Index
Futures contracts Equity $ 20,535,806 $ 15,742,845
4.4
S&P 500 Index
Futures contracts Equity 15,373,599 1,973,667
4.5
Small Cap Blend Index
Futures contracts Equity (2,823,114) 338,774
4.6
Emerging Markets Equity Index
Futures contracts Equity 14,334,536 3,047,270
4.7
International Equity Index
Futures contracts Equity 78,880,266 6,870,303
Year Ended
10/31/25
Year Ended
10/31/24
4.1
Equity Index Shares Value Shares Value
Subscriptions:
Class A 993,586 $ 42,857,840 1,468,447 $ 54,010,503
Class I 114,239 5,121,043 98,009 3,624,639
Premier Class 184,862 7,673,739 165,795 6,159,773
Class R6 34,688,588 1,429,007,040 28,419,123 1,014,766,184
Retirement Class 1,824,343 81,414,529 903,734 33,097,145
Class W 101,774,053 4,181,405,435 60,639,668 2,194,123,323
Total subscriptions 139,579,671 5,747,479,626 91,694,776 3,305,781,567
Reinvestments of distributions:
Class A 503,612 21,937,338 500,800 16,526,395
Class I 3,238 138,349 5,692 184,260
Premier Class 14,683 625,790 17,470 564,109
Class R6 6,391,694 272,861,408 6,317,211 204,298,604
Retirement Class 264,765 11,496,075 271,550 8,931,283
Class W 10,986,524 469,124,577 11,461,423 370,777,019
Total reinvestments of distributions 18,164,516 776,183,537 18,574,146 601,281,670
Redemptions:
Class A (3,582,699) (154,523,542) (3,142,346) (116,959,866)
Class I (73,434) (3,103,977) (275,556) (9,941,504)
Premier Class (189,809) (7,985,740) (510,955) (18,985,964)
Class R6 (40,896,300) (1,777,249,267) (39,891,968) (1,449,981,002)
Retirement Class (2,553,000) (108,176,643) (2,278,624) (83,898,783)
Class W (119,088,255) (5,145,718,820) (99,856,983) (3,636,628,508)
Total redemptions (166,383,497) (7,196,757,989) (145,956,432) (5,316,395,627)
Net increase (decrease) from shareholder transactions (8,639,310) $ (673,094,826) (35,687,510) $ (1,409,332,390)
Year Ended
10/31/25
Year Ended
10/31/24
4.2
Large Cap Growth Index Shares Value Shares Value
Subscriptions:
Class I 743,977 $ 50,335,047 1,348,520 $ 74,923,140
Class R6 42,839,869 2,858,203,276 46,600,220 2,684,882,701
Retirement Class 4,409,831 320,147,377 2,734,829 157,069,602
Total subscriptions 47,993,677 3,228,685,700 50,683,569 2,916,875,443
Reinvestments of distributions:
Class I 95,778 6,577,070 73,035 3,660,532
Class R6 5,594,414 384,895,704 3,376,957 169,557,004
Retirement Class 572,919 39,794,977 326,065 16,528,233
Total reinvestments of distributions 6,263,111 431,267,751 3,776,057 189,745,769
Redemptions:
Class I (1,026,466) (70,089,974) (2,074,538) (120,141,057)
Class R6 (55,903,457) (3,884,751,932) (47,357,563) (2,703,412,285)
Retirement Class (2,414,887) (162,362,648) (2,218,118) (129,614,055)
Total redemptions (59,344,810) (4,117,204,554) (51,650,219) (2,953,167,397)
Net increase (decrease) from shareholder transactions (5,088,022) $ (457,251,103) 2,809,407 $ 153,453,815

Notes to Financial Statements
(continued)

Year Ended
10/31/25
Year Ended
10/31/24
4.3
Large Cap Value Index Shares Value Shares Value
Subscriptions:
Class I 1,196,096 $ 31,950,931 1,817,612 $ 43,377,219
Class R6 79,543,666 2,104,895,451 83,435,239 2,041,104,339
Retirement Class 550,501 15,218,192 1,757,670 42,787,393
Total subscriptions 81,290,263 2,152,064,574 87,010,521 2,127,268,951
Reinvestments of distributions:
Class I 109,647 2,958,285 225,656 4,971,211
Class R6 8,474,586 228,474,850 13,177,844 290,044,357
Retirement Class 1,355,548 37,372,471 2,868,981 64,523,389
Total reinvestments of distributions 9,939,781 268,805,606 16,272,481 359,538,957
Redemptions:
Class I (1,144,286) (30,541,328) (2,723,876) (65,473,466)
Class R6 (80,826,480) (2,166,662,692) (54,940,977) (1,325,436,782)
Retirement Class (12,742,325) (347,896,135) (10,628,146) (268,105,354)
Total redemptions (94,713,091) (2,545,100,155) (68,292,999) (1,659,015,602)
Net increase (decrease) from shareholder transactions (3,483,047) $ (124,229,975) 34,990,003 $ 827,792,306
Year Ended
10/31/25
Year Ended
10/31/24
4.4
S&P 500 Index Shares Value Shares Value
Subscriptions:
Class I 1,094,885 $ 71,664,149 896,768 $ 51,301,496
Class R6 14,419,137 948,609,078 11,800,709 689,107,336
Retirement Class 7,874,577 525,520,159 5,363,012 299,687,204
Total subscriptions 23,388,599 1,545,793,386 18,060,489 1,040,096,036
Reinvestments of distributions:
Class I 37,009 2,450,380 40,879 2,049,265
Class R6 1,726,465 114,481,893 1,815,430 91,152,761
Retirement Class 611,908 40,275,761 596,783 29,749,657
Total reinvestments of distributions 2,375,382 157,208,034 2,453,092 122,951,683
Redemptions:
Class I (810,570) (52,992,056) (1,057,478) (60,254,582)
Class R6 (23,826,903) (1,538,175,536) (15,496,112) (881,118,384)
Retirement Class (3,429,889) (224,463,144) (2,981,112) (165,533,997)
Total redemptions (28,067,362) (1,815,630,736) (19,534,702) (1,106,906,963)
Net increase (decrease) from shareholder transactions (2,303,381) $ (112,629,316) 978,879 $ 56,140,756
Year Ended
10/31/25
Year Ended
10/31/24
4.5
Small Cap Blend Index Shares Value Shares Value
Subscriptions:
Class I 331,861 $ 8,122,802 863,317 $ 19,243,708
Class R6 13,763,838 319,556,047 16,511,596 368,817,640
Retirement Class 1,233,806 30,142,336 1,007,663 23,457,661
Total subscriptions 15,329,505 357,821,185 18,382,576 411,519,009
Reinvestments of distributions:
Class I 60,459 1,551,371 21,100 443,303
Class R6 6,994,698 179,833,692 3,850,961 81,024,223
Retirement Class 1,571,022 40,642,345 874,471 18,512,544
Total reinvestments of distributions 8,626,179 222,027,408 4,746,532 99,980,070
Redemptions:
Class I (488,604) (10,509,811) (572,874) (13,202,285)
Class R6 (24,300,419) (565,834,036) (21,299,733) (491,623,508)
Retirement Class (4,107,785) (99,591,859) (5,072,452) (116,311,422)
Total redemptions (28,896,808) (675,935,706) (26,945,059) (621,137,215)
Net increase (decrease) from shareholder transactions (4,941,124) $ (96,087,113) (3,815,951) $ (109,638,136)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Year Ended
10/31/25
Year Ended
10/31/24
4.6
Emerging Markets Equity Index Shares Value Shares Value
Subscriptions:
Class A 1,138,455 $ 13,726,140 942,786 $ 10,252,635
Class I 20,673 260,790 127,717 1,355,088
Premier Class 126,832 1,544,127 197,352 2,078,810
Class R6 16,267,291 192,036,709 14,862,939 159,994,476
Retirement Class 9,131,380 109,136,924 10,646,687 115,116,605
Class W 82,096,795 961,796,084 88,664,938 958,523,617
Total subscriptions 108,781,426 1,278,500,774 115,442,419 1,247,321,231
Reinvestments of distributions:
Class A 34,935 386,380 47,794 472,208
Class I 11,048 122,854 14,385 142,845
Premier Class 18,654 206,686 25,930 256,445
Class R6 3,352,081 37,141,057 3,556,482 35,209,172
Retirement Class 1,870,094 20,627,137 1,783,735 17,569,792
Class W 13,341,193 148,087,246 12,749,850 126,351,017
Total reinvestments of distributions 18,628,005 206,571,360 18,178,176 180,001,479
Redemptions:
Class A (1,119,039) (13,244,178) (1,258,146) (13,631,299)
Class I (71,889) (901,486) (196,003) (2,064,704)
Premier Class (89,520) (1,079,569) (426,148) (4,861,063)
Class R6 (27,022,285) (339,729,280) (10,768,719) (116,109,090)
Retirement Class (1,122,703) (13,189,750) (1,157,062) (12,120,214)
Class W (99,059,969) (1,190,133,231) (49,676,952) (541,498,241)
Total redemptions (128,485,405) (1,558,277,494) (63,483,030) (690,284,611)
Net increase (decrease) from shareholder transactions (1,075,974) $ (73,205,360) 70,137,565 $ 737,038,099
Year Ended
10/31/25
Year Ended
10/31/24
4.7
International Equity Index Shares Value Shares Value
Subscriptions:
Class I 2,191,432 $ 53,338,253 4,724,391 $ 103,492,579
Premier Class 891,265 22,106,052 1,611,816 36,384,051
Class R6 88,472,112 2,178,364,962 161,336,680 3,761,743,231
Retirement Class 11,534,652 301,022,045 10,986,979 261,006,183
Class W 61,744,999 1,496,677,068 58,809,490 1,327,108,831
Total subscriptions 164,834,460 4,051,508,380 237,469,356 5,489,734,875
Reinvestments of distributions:
Class I 232,436 5,341,368 736,710 15,419,337
Premier Class 193,245 4,434,973 210,592 4,403,485
Class R6 18,984,589 436,265,853 16,070,945 336,525,588
Retirement Class 1,906,591 45,014,620 1,745,096 37,519,557
Class W 14,126,546 324,769,297 13,701,259 287,041,379
Total reinvestments of distributions 35,443,407 815,826,111 32,464,602 680,909,346
Redemptions:
Class I (3,278,994) (78,320,717) (21,456,499) (470,825,932)
Premier Class (1,167,863) (28,814,004) (1,896,029) (43,929,898)
Class R6 (89,300,346) (2,235,704,343) (50,623,810) (1,152,485,483)
Retirement Class (3,038,749) (77,385,866) (3,205,247) (73,082,270)
Class W (89,192,174) (2,243,097,109) (44,872,897) (1,029,429,097)
Total redemptions (185,978,126) (4,663,322,039) (122,054,482) (2,769,752,680)
Net increase (decrease) from shareholder transactions 14,299,741 $ 204,012,452 147,879,476 $ 3,400,891,541

Notes to Financial Statements
(continued)

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to deemed dividend due to corporate actions, foreign currency transactions, foreign taxes paid, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
1/2
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
4.1
Equity Index $19,970,844,937 $37,514,464,317 $(1,212,700,575) $36,301,763,742
4.2
Large Cap Growth Index 5,330,132,434 13,514,148,656 (144,539,978) 13,369,608,678
4.3
Large Cap Value Index 7,816,301,684 4,555,567,996 (567,493,767) 3,988,074,229
4.4
S&P 500 Index 3,973,490,746 8,851,791,577 (178,211,474) 8,673,580,103
4.5
Small Cap Blend Index 2,491,123,539 1,718,440,858 (435,185,226) 1,283,255,632
4.6
Emerging Markets Equity Index 5,612,169,411 3,791,444,624 (552,455,749) 3,238,988,875
4.7
International Equity Index 22,562,559,042 12,082,005,242 (1,570,834,756) 10,511,170,486
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
4.1
Equity Index $754,773,817 $384,059,209 $36,301,763,742 $– $– $(2,919,130) $37,437,677,638
4.2
Large Cap Growth Index 157,250,644 582,917,130 13,369,608,678 – – (919,321) 14,108,857,131
4.3
Large Cap Value Index 232,261,479 387,216,197 3,988,074,228 – – (911,513) 4,606,640,391
4.4
S&P 500 Index 124,982,525 129,152,994 8,673,590,679 – – (1,026,255) 8,926,699,943
4.5
Small Cap Blend Index 37,367,732 90,437,597 1,283,255,632 – – (480,596) 1,410,580,365
4.6
Emerging Markets Equity Index 223,908,388 – 3,163,131,188 (1,158,503,586) – (304,407) 2,228,231,583
4.7
International Equity Index 1,175,310,568 – 10,514,341,829 (1,498,154,878) – (1,816,024) 10,189,681,495
10/31/25 10/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
4.1
Equity Index $ 764,034,898 $ 14,144,525 $ 603,708,745 $ –
4.2
Large Cap Growth Index 144,749,980 356,375,897 90,391,741 132,489,736
4.3
Large Cap Value Index 220,680,278 89,341,183 326,329,801 89,454,598
4.4
S&P 500 Index 147,171,767 11,868,278 124,412,541 –
4.5
Small Cap Blend Index 72,000,980 154,379,833 57,344,759 44,516,211
4.6
Emerging Markets Equity Index 206,595,336 – 180,034,753 –
4.7
International Equity Index 834,468,923 – 698,158,143 –
Fund Short-Term Long-Term Total
4.1
Equity Index $ – $ – $ –
4.2
Large Cap Growth Index – – –
4.3
Large Cap Value Index – – –
4.4
S&P 500 Index – – –
4.5
Small Cap Blend Index – – –
4.6
Emerging Markets Equity Index 213,370,681 945,132,905 1,158,503,586
4.7
International Equity Index 238,872,327 1,259,282,551 1,498,154,878

8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The investment management fee and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Investment
Management Fee Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
4.1
Equity Index 0.040% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
4.2
Large Cap Growth Index 0.040% – 0.240 – 0.090 0.340 –
4.3
Large Cap Value Index 0.040% – 0.240 – 0.090 0.340 –
4.4
S&P 500 Index 0.040% – 0.240 – 0.090 0.340 –
4.5
Small Cap Blend Index 0.040% – 0.240 – 0.090 0.340 –
4.6
Emerging Markets Equity Index 0.100% 0.560 0.360 0.360 0.210 0.460 0.210
4.7
International Equity Index 0.040% – 0.300 0.300 0.150 0.400 0.150
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2026. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(continued)

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.
The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of the end of the current fiscal period:
9. Emerging Markets Risks
The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Borrowing Arrangements
Line of Credit: During June 2025, the Funds along with certain funds managed by the Adviser or by an affiliate of the
Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund Purchases Sales Realized Gain (Loss)
Equity Index $ 434,879,449 $ 98,069,911 $ 24,766,843
Large Cap Growth Index 372,189,213 97,674,034 827,758
Large Cap Value Index 126,594,065 77,247,826 14,113,599
S&P 500 Index 224,488,232 105,369,770 24,994,879
Small Cap Blend Index 817,531 4,327,946 (57,935)
Emerging Markets Equity Index 14,541,630 14,065,807 (5,400,099)
International Equity Index 254,179,987 18,202,966 (3,090,222)
Fund
Sales Charges Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Equity Index $ 22,153 $ 19,701
Large Cap Growth Index — —
Large Cap Value Index — —
S&P 500 Index — —
Small Cap Blend Index — —
Emerging Markets Equity Index — —
International Equity Index — —
Underlying Fund
Nuveen Lifecycle
Index Funds TIAA Access Total
4.1
Equity Index 60% 1% 61%
4.2
Large Cap Growth Index – 5 5
4.3
Large Cap Value Index – 7 7
4.4
S&P 500 Index – 11 11
4.5
Small Cap Blend Index – 19 19
4.6
Emerging Markets Equity Index 69 1 70
4.7
International Equity Index 36 5 41

During the current fiscal period, the following Funds utilized this facility.  The Fund's maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the daily balance outstanding and average interest rate on the
Borrowings were as follows:
Borrowing outstanding as of the end of the fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and
Liabilities.
Fund
Maximum
Outstanding
Balance
Equity Index
$ —
Large Cap Growth Index
—
Large Cap Value Index
23,926,936
S&P 500 Index
—
Small Cap Blend Index
—
Emerging Markets Equity Index
—
International Equity Index
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Equity Index
— $ — — %
Large Cap Growth Index
— — —
Large Cap Value Index
1 23,926,936 5.53
S&P 500 Index
— — —
Small Cap Blend Index
— — —
Emerging Markets Equity Index
— — —
International Equity Index
— — —

Important Tax Information

(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
4.1
Equity Index $ 69,833,545
4.2
Large Cap Growth Index 396,140,349
4.3
Large Cap Value Index 128,228,309
4.4
S&P 500 Index 22,774,477
4.5
Small Cap Blend Index 158,909,296
4.6
Emerging Markets Equity Index –
4.7
International Equity Index –
Fund Percentage
4.1
Equity Index 71.6%
4.2
Large Cap Growth Index 64.3
4.3
Large Cap Value Index 84.7
4.4
S&P 500 Index 85.5
4.5
Small Cap Blend Index 43.6
4.6
Emerging Markets Equity Index 0.2
4.7
International Equity Index —
Fund Percentage
4.1
Equity Index 73.8%
4.2
Large Cap Growth Index 65.0
4.3
Large Cap Value Index 87.8
4.4
S&P 500 Index 88.3
4.5
Small Cap Blend Index 45.1
4.6
Emerging Markets Equity Index 37.0
4.7
International Equity Index 77.8

Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section
163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
4.1
Equity Index 0.3% — %
4.2
Large Cap Growth Index — —
4.3
Large Cap Value Index — —
4.4
S&P 500 Index 0.5 —
4.5
Small Cap Blend Index 0.2 —
4.6
Emerging Markets Equity Index 0.4 —
4.7
International Equity Index 0.4 —
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
4.1
Equity Index $ — $ — $ — $ —
4.2
Large Cap Growth Index — — — —
4.3
Large Cap Value Index — — — —
4.4
S&P 500 Index — — — —
4.5
Small Cap Blend Index — — — —
4.6
Emerging Markets Equity Index 208,116,400 0.34045 32,260,914 0.05277
4.7
International Equity Index 933,099,432 0.79484 47,952,309 0.04085
Fund Percentage
4.1
Equity Index 1.6%
4.2
Large Cap Growth Index 0.2
4.3
Large Cap Value Index 0.1
4.4
S&P 500 Index 2.8
4.5
Small Cap Blend Index 1.8
4.6
Emerging Markets Equity Index 2.2
4.7
International Equity Index 2.3

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)  Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)  Not applicable.

(a)(3)  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: January 7, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 7, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)
Date: January 7, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)